VALIC Company I Aggressive Allocation Lifestyle Fund^
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.0%
Domestic Equity Investment Companies — 56.5%
VALIC Company I Large Cap Core Fund	5,518,939	$100,444,693
VALIC Company I Small Cap Growth Fund	1,055,505	19,273,512
VALIC Company I Small Cap Index Fund	102,600	1,914,518
VALIC Company I Small Cap Value Fund	1,199,632	17,478,645
VALIC Company I Stock Index Fund	2,237,043	153,103,246
VALIC Company I Systematic Growth Fund	3,692,508	75,437,935
VALIC Company I Systematic Value Fund	3,766,681	65,992,243
Total Domestic Equity Investment Companies (cost $353,764,514)		433,644,792
Domestic Fixed Income Investment Companies — 22.1%
VALIC Company I Core Bond Fund	15,613,066	161,907,497
VALIC Company I High Yield Bond Fund	1,038,872	7,749,980
Total Domestic Fixed Income Investment Companies (cost $159,498,427)		169,657,477
International Equity Investment Companies — 20.4%
VALIC Company I Emerging Economies Fund	432,336	3,981,813
VALIC Company I International Equities Index Fund	13,715,579	152,517,242
Total International Equity Investment Companies (cost $103,712,920)		156,499,055
Total Long-Term Investment Securities (cost $616,975,861)		759,801,324
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(2) (cost $6,466,135)	6,466,135	$6,466,135
TOTAL INVESTMENTS (cost $623,441,996)	99.8%	766,267,459
Other assets less liabilities	0.2	1,152,268
NET ASSETS	100.0%	$767,419,727

^	Prior to September 29, 2025, the Fund was known as Aggressive Growth Lifestyle Fund.
#
The VALIC Company I Aggressive Allocation Lifestyle Fund invests in various VALIC
Company I Funds. Additional information on the underlying funds including such funds'
prospectuses and shareholder reports are available at our website,
www.corebridgefinancial.com/rs.

(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of February 28, 2026.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$759,801,324	$—	$—	$759,801,324
Short-Term Investments	6,466,135	—	—	6,466,135
Total Investments at Value	$766,267,459	$—	$—	$766,267,459

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.5%
Aerospace/Defense — 1.7%
Howmet Aerospace, Inc.	4,300	$1,128,879
Northrop Grumman Corp.	1,913	1,385,739
		2,514,618
Auto Manufacturers — 0.9%
Tesla, Inc.†	3,276	1,318,623
Banks — 3.0%
Morgan Stanley	7,614	1,267,807
US Bancorp	11,972	654,390
Wells Fargo & Co.	30,771	2,506,298
		4,428,495
Biotechnology — 0.9%
Regeneron Pharmaceuticals, Inc.	882	689,433
Vertex Pharmaceuticals, Inc.†	1,411	701,027
		1,390,460
Building Materials — 2.1%
Carrier Global Corp.	6,770	435,988
Trane Technologies PLC	3,055	1,412,388
Vulcan Materials Co.	3,935	1,219,850
		3,068,226
Commercial Services — 0.5%
United Rentals, Inc.	816	685,440
Computers — 4.3%
Apple, Inc.	23,860	6,303,335
Diversified Financial Services — 3.2%
American Express Co.	6,265	1,935,258
Ameriprise Financial, Inc.	867	407,594
Mastercard, Inc., Class A	4,571	2,364,167
		4,707,019
Electric — 2.3%
Entergy Corp.	7,558	809,538
NextEra Energy, Inc.	21,300	1,997,301
Southern Co.	6,440	627,127
		3,433,966
Electrical Components & Equipment — 0.9%
Eaton Corp. PLC	3,689	1,386,769
Electronics — 0.7%
Amphenol Corp., Class A	6,581	961,221
Food — 0.5%
Mondelez International, Inc., Class A	11,986	738,098
Healthcare-Products — 2.7%
Boston Scientific Corp.†	6,069	466,403
Edwards Lifesciences Corp.†	9,787	846,282
Medtronic PLC	12,378	1,208,835
Stryker Corp.	3,568	1,382,457
		3,903,977
Insurance — 1.6%
Arthur J. Gallagher & Co.	6,435	1,468,467
Progressive Corp.	3,850	822,591
		2,291,058
Internet — 8.2%
Alphabet, Inc., Class A	14,174	4,418,886
Amazon.com, Inc.†	19,967	4,193,070
Security Description	Shares or Principal Amount	Value

Internet (continued)
DoorDash, Inc., Class A†	2,272	$400,940
Meta Platforms, Inc., Class A	4,813	3,119,690
		12,132,586
Lodging — 0.3%
Marriott International, Inc., Class A	1,330	454,501
Machinery-Diversified — 0.6%
Deere & Co.	1,387	873,408
Media — 1.2%
Walt Disney Co.	16,475	1,747,009
Oil & Gas Services — 1.7%
Baker Hughes Co.	37,554	2,450,774
Pharmaceuticals — 2.1%
AbbVie, Inc.	6,399	1,485,080
Eli Lilly & Co.	1,563	1,644,260
		3,129,340
Private Equity — 0.8%
Blackstone, Inc.	10,774	1,221,448
REITS — 0.5%
Prologis, Inc.	5,191	740,081
Retail — 4.8%
AutoZone, Inc.†	182	683,515
Chipotle Mexican Grill, Inc.†	11,024	410,313
Lowe's Cos., Inc.	8,717	2,306,257
McDonald's Corp.	5,831	1,988,721
Walmart, Inc.	12,503	1,599,759
		6,988,565
Semiconductors — 8.9%
ASML Holding NV	448	649,851
Broadcom, Inc.	8,422	2,691,250
Micron Technology, Inc.	1,688	696,080
NVIDIA Corp.	41,526	7,357,992
NXP Semiconductors NV	7,692	1,746,161
		13,141,334
Software — 5.1%
Intuit, Inc.	2,412	986,581
Microsoft Corp.	12,203	4,792,606
Oracle Corp.	8,248	1,199,259
ServiceNow, Inc.†	4,591	495,874
		7,474,320
Total Common Stocks (cost $70,520,230)		87,484,671
CORPORATE BONDS & NOTES — 10.8%
Aerospace/Defense — 0.1%
Boeing Co.
3.45%, 11/01/2028	$19,000	18,784
6.53%, 05/01/2034	25,000	28,029
L3Harris Technologies, Inc.
5.25%, 06/01/2031	40,000	41,915
5.40%, 07/31/2033	28,000	29,499
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	55,519
RTX Corp.
5.15%, 02/27/2033	23,000	24,070
		197,816

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture — 0.1%
Altria Group, Inc.
2.45%, 02/04/2032	$50,000	$44,873
BAT Capital Corp.
4.39%, 08/15/2037	20,000	18,680
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	24,191
4.65%, 09/17/2034	32,000	31,869
		119,613
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	46,468	45,338
3.95%, 01/11/2032	71,240	69,217
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	53,321	51,531
United Airlines Pass-Through Trust
3.10%, 04/07/2030	21,077	20,336
3.50%, 11/01/2029	21,239	20,798
3.70%, 09/01/2031	29,277	28,201
5.45%, 08/15/2038	136,263	142,492
		377,913
Auto Manufacturers — 0.2%
Hyundai Capital America
2.38%, 10/15/2027*	120,000	116,999
3.00%, 02/10/2027*#	200,000	198,244
		315,243
Banks — 3.5%
Banco Santander SA
5.59%, 08/08/2028	200,000	207,306
Bank of America Corp.
2.55%, 02/04/2028	25,000	24,675
2.57%, 10/20/2032	40,000	36,441
2.68%, 06/19/2041	144,000	107,031
2.97%, 02/04/2033	30,000	27,732
5.05%, 02/06/2037	35,000	35,505
5.51%, 01/24/2036	40,000	41,984
Bank of New York Mellon Corp.
6.47%, 10/25/2034	30,000	33,631
Bank of Nova Scotia
4.81%, 02/02/2034	65,000	65,749
4.85%, 02/01/2030	11,000	11,323
BNP Paribas SA
5.18%, 01/09/2030*	200,000	205,707
BPCE SA
4.76%, 01/13/2032*	250,000	252,151
Citigroup, Inc.
3.06%, 01/25/2033	88,000	81,374
4.50%, 09/11/2031	25,000	25,191
4.54%, 09/19/2030	69,000	69,814
5.17%, 09/11/2036	25,000	25,436
5.45%, 06/11/2035	50,000	52,148
Danske Bank A/S
4.61%, 10/02/2030*	200,000	202,621
5.02%, 03/04/2031*	200,000	205,612
Deutsche Bank AG
2.55%, 01/07/2028#	150,000	148,120
5.37%, 01/10/2029	150,000	153,299
Fifth Third Bancorp
5.14%, 01/29/2037	30,000	30,092
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	24,664
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.38%, 07/21/2032	$15,000	$13,529
2.64%, 02/24/2028	37,000	36,494
4.52%, 01/21/2032	60,000	60,371
4.94%, 10/21/2036	60,000	59,787
5.05%, 07/23/2030	45,000	46,165
5.07%, 01/21/2037	40,000	40,281
5.22%, 04/23/2031	52,000	53,831
5.33%, 07/23/2035	95,000	98,062
5.54%, 01/28/2036	20,000	20,917
6.48%, 10/24/2029	40,000	42,345
HSBC Holdings PLC
6.10%, 01/14/2042	95,000	103,792
Huntington Bancshares, Inc.
5.27%, 01/15/2031	30,000	31,056
KeyCorp
2.25%, 04/06/2027	140,000	137,443
5.12%, 04/04/2031#	95,000	97,457
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	91,531
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	129,636
Mizuho Financial Group, Inc.
5.74%, 05/27/2031	250,000	264,950
Morgan Stanley
3.95%, 04/23/2027	150,000	149,938
4.46%, 04/22/2039#	110,000	104,084
4.89%, 10/22/2036	10,000	9,949
5.04%, 07/19/2030	10,000	10,289
5.07%, 01/30/2037	30,000	30,256
5.32%, 07/19/2035	15,000	15,532
5.66%, 04/18/2030	40,000	41,778
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	30,000	30,674
5.07%, 01/24/2034	37,000	38,235
5.37%, 07/21/2036	45,000	46,655
Royal Bank of Canada
4.65%, 10/18/2030	45,000	45,906
Santander Holdings USA, Inc.
6.17%, 01/09/2030	40,000	41,773
Societe Generale SA
6.69%, 01/10/2034*	200,000	219,625
State Street Corp.
4.78%, 10/23/2036	20,000	19,986
Toronto-Dominion Bank
5.30%, 01/30/2032	30,000	31,577
Truist Financial Corp.
4.96%, 10/23/2036	40,000	39,943
5.07%, 05/20/2031	80,000	82,569
5.12%, 01/26/2034	20,000	20,514
5.71%, 01/24/2035	17,000	18,038
6.05%, 06/08/2027	20,000	20,100
7.16%, 10/30/2029	22,000	23,684
UBS Group AG
4.84%, 11/06/2033*	200,000	201,677
US Bancorp
5.08%, 05/15/2031	35,000	36,208
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	53,867
4.61%, 04/25/2053	80,000	68,977
4.96%, 01/23/2037	90,000	90,342
5.20%, 01/23/2030	15,000	15,464

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.21%, 12/03/2035	$60,000	$61,608
5.50%, 01/23/2035	100,000	104,751
		5,069,252
Biotechnology — 0.1%
Amgen, Inc.
5.65%, 03/02/2053	81,000	80,856
Biogen, Inc.
5.75%, 05/15/2035#	25,000	26,659
Gilead Sciences, Inc.
2.60%, 10/01/2040	63,000	47,192
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	56,000	50,476
		205,183
Chemicals — 0.1%
EIDP, Inc.
5.13%, 05/15/2032	45,000	46,760
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	100,000	91,192
RPM International, Inc.
2.95%, 01/15/2032	37,000	34,019
		171,971
Commercial Services — 0.2%
Element Fleet Management Corp.
5.04%, 03/25/2030*	40,000	41,003
6.32%, 12/04/2028*	30,000	31,652
ERAC USA Finance LLC
5.20%, 10/30/2034*	20,000	20,793
Global Payments, Inc.
3.20%, 08/15/2029	27,000	25,892
5.55%, 11/15/2035	70,000	69,630
Quanta Services, Inc.
5.10%, 08/09/2035#	30,000	30,549
		219,519
Computers — 0.2%
Accenture Capital, Inc.
4.50%, 10/04/2034	13,000	12,860
Apple, Inc.
2.70%, 08/05/2051	130,000	82,679
CGI, Inc.
2.30%, 09/14/2031	42,000	37,414
Dell International LLC/EMC Corp.
5.30%, 04/01/2032	70,000	72,699
Leidos, Inc.
2.30%, 02/15/2031	141,000	128,091
		333,743
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/2032	150,000	140,175
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	150,000	154,840
American Express Co.
4.80%, 10/24/2036	20,000	19,808
4.92%, 07/20/2033	15,000	15,366
5.44%, 01/30/2036	30,000	31,266
Aviation Capital Group LLC
5.13%, 04/10/2030*	25,000	25,685
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	17,000	16,552
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
4.20%, 04/15/2029*	$15,000	$14,960
4.70%, 01/30/2031*	25,000	25,087
4.85%, 04/01/2033*	30,000	29,735
4.95%, 01/15/2028*	28,000	28,372
5.15%, 01/15/2030*	30,000	30,722
5.75%, 03/01/2029*	10,000	10,403
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	93,733
5.40%, 01/30/2037	60,000	60,545
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	20,000	20,435
5.20%, 03/27/2028*	25,000	25,418
Nasdaq, Inc.
5.55%, 02/15/2034	14,000	14,755
		757,857
Electric — 1.5%
AES Corp.
5.80%, 03/15/2032	40,000	41,785
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	30,000	30,325
Constellation Energy Generation LLC
5.80%, 03/01/2033	6,000	6,435
Consumers 2023 Securitization Funding LLC
5.21%, 09/01/2031	108,000	111,803
Duke Energy Corp.
5.70%, 09/15/2055	25,000	24,510
6.10%, 09/15/2053	30,000	31,034
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	35,619
Edison International
5.75%, 06/15/2027	17,000	17,261
Emera US Finance LP
4.75%, 06/15/2046	174,000	150,441
Evergy Metro, Inc.
5.40%, 04/01/2034#	71,000	74,897
Evergy, Inc.
2.90%, 09/15/2029	80,000	76,889
Fells Point Funding Trust
3.05%, 01/31/2027*	100,000	99,099
ITC Holdings Corp.
5.30%, 07/01/2043	25,000	24,142
Jersey Central Power & Light Co.
5.10%, 01/15/2035	15,000	15,406
MidAmerican Energy Co.
5.85%, 09/15/2054	20,000	20,838
New England Power Co.
2.81%, 10/06/2050*	58,000	36,331
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/2054	60,000	58,215
NRG Energy, Inc.
2.45%, 12/02/2027*	308,000	298,402
5.41%, 10/15/2035*	45,000	45,480
Pacific Gas & Electric Co.
4.30%, 03/15/2045	10,000	8,096
5.80%, 05/15/2034	66,000	69,635
5.90%, 10/01/2054	5,000	4,866
6.00%, 08/15/2035	80,000	85,241
6.40%, 06/15/2033	57,000	62,104
PG&E Recovery Funding LLC
5.23%, 06/01/2042	255,000	262,726
5.53%, 06/01/2051	30,000	31,019
5.54%, 07/15/2049	30,000	30,776

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	$20,000	$19,832
5.10%, 06/01/2054	30,000	28,736
Public Service Co. of Oklahoma
5.20%, 01/15/2035	10,000	10,213
5.25%, 01/15/2033	40,000	41,432
Puget Energy, Inc.
5.73%, 03/15/2035	15,000	15,520
SCE Recovery Funding LLC
4.70%, 06/15/2042	21,984	22,156
5.34%, 03/15/2047	25,000	25,674
Sigeco Securitization I LLC
5.03%, 11/15/2038	20,663	21,294
Southern California Edison Co.
5.45%, 06/01/2031	60,000	62,856
5.90%, 03/01/2055	20,000	19,710
Southern Co.
5.20%, 06/15/2033	54,000	55,930
Union Electric Co.
3.90%, 04/01/2052	27,000	21,004
Vistra Operations Co. LLC
5.25%, 10/15/2035*	38,000	38,080
5.35%, 01/31/2036*	20,000	20,138
5.70%, 12/30/2034*	15,000	15,545
6.00%, 04/15/2034*	4,000	4,240
		2,175,735
Electronics — 0.0%
Amphenol Corp.
5.30%, 11/15/2055	40,000	38,733
Food — 0.3%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	35,000	35,917
5.95%, 04/20/2035	15,000	15,904
6.38%, 04/15/2066	40,000	40,714
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	25,000	23,844
6.75%, 03/15/2034	47,000	52,399
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	15,595
4.63%, 10/01/2039	40,000	36,640
Kroger Co.
5.00%, 09/15/2034	20,000	20,336
5.50%, 09/15/2054	10,000	9,667
Mars, Inc.
5.65%, 05/01/2045*	55,000	56,286
Sysco Corp.
4.95%, 03/25/2036	50,000	50,095
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	43,795
5.70%, 03/15/2034	30,000	31,922
		433,114
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	22,551
Southern California Gas Co.
6.35%, 11/15/2052	25,000	27,248
Security Description	Shares or Principal Amount	Value

Gas (continued)
Southern Co. Gas Capital Corp.
5.10%, 09/15/2035	$15,000	$15,277
5.75%, 09/15/2033	20,000	21,355
		86,431
Healthcare-Products — 0.1%
Solventum Corp.
5.60%, 03/23/2034	37,000	38,685
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	35,000	35,607
		74,292
Healthcare-Services — 0.2%
Cigna Group
3.20%, 03/15/2040	53,000	42,358
HCA, Inc.
3.50%, 07/15/2051	7,000	4,832
3.63%, 03/15/2032	12,000	11,434
4.90%, 11/15/2035	10,000	9,958
5.45%, 09/15/2034	45,000	46,724
5.50%, 06/15/2047	10,000	9,534
5.75%, 03/01/2035	28,000	29,640
5.95%, 09/15/2054	15,000	14,930
6.10%, 04/01/2064	55,000	55,062
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	34,292
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	16,094
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	20,340
		295,198
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	50,364
Insurance — 0.3%
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	25,000	19,430
CNO Global Funding
5.88%, 06/04/2027*	100,000	101,948
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	45,441
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	30,000	30,880
F&G Global Funding
1.75%, 06/30/2026*	25,000	24,788
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	51,345
Northwestern Mutual Global Funding
5.16%, 05/28/2031*	80,000	83,465
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	40,325
		397,622
Internet — 0.2%
Alphabet, Inc.
5.50%, 02/15/2046	20,000	20,366
5.65%, 02/15/2056	30,000	30,698
5.75%, 02/15/2066	20,000	20,367
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	39,533
Meta Platforms, Inc.
4.88%, 11/15/2035	50,000	50,498

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
5.40%, 08/15/2054	$20,000	$18,883
5.50%, 11/15/2045	50,000	49,398
5.60%, 05/15/2053	35,000	34,077
Uber Technologies, Inc.
4.80%, 09/15/2034	20,000	20,058
		283,878
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	54,043
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	53,733
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	50,000	45,451
3.50%, 06/01/2041	35,000	25,214
Comcast Corp.
3.25%, 11/01/2039	154,000	122,938
5.17%, 01/15/2037*	29,000	29,199
5.30%, 06/01/2034	50,000	52,240
5.35%, 05/15/2053	100,000	92,110
Time Warner Cable LLC
5.88%, 11/15/2040	30,000	28,140
		395,292
Mining — 0.1%
Glencore Funding LLC
2.50%, 09/01/2030*	75,000	69,533
5.63%, 04/04/2034*	30,000	31,728
		101,261
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	26,581
Oil & Gas — 0.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	145,000	92,001
ConocoPhillips Co.
5.50%, 01/15/2055#	25,000	24,551
Coterra Energy, Inc.
3.90%, 05/15/2027	46,000	45,947
5.40%, 02/15/2035	30,000	30,937
Devon Energy Corp.
5.75%, 09/15/2054	11,000	10,719
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	70,344
Pioneer Natural Resources Co.
2.15%, 01/15/2031	20,000	18,407
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	44,756
		337,662
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.75%, 03/15/2036	45,000	45,236
5.05%, 03/15/2034	50,000	51,909
5.55%, 03/15/2056	50,000	50,308
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	17,000	12,700
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
4.13%, 06/15/2039	$48,000	$44,122
4.25%, 10/26/2049	61,000	50,745
5.55%, 02/22/2054	2,000	1,984
Cencora, Inc.
4.25%, 03/01/2045	50,000	43,279
5.13%, 02/15/2034	80,000	82,985
Merck & Co., Inc.
2.90%, 12/10/2061	30,000	17,792
4.00%, 03/07/2049	20,000	16,285
Pfizer Investment Enterprises Pte., Ltd.
5.34%, 05/19/2063	50,000	46,923
Zoetis, Inc.
5.60%, 11/16/2032	41,000	43,968
		508,236
Pipelines — 0.4%
Cheniere Energy Partners LP
5.55%, 10/30/2035#	15,000	15,566
Cheniere Energy, Inc.
5.65%, 04/15/2034	20,000	21,031
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	11,000	11,316
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	75,000	78,118
5.96%, 02/15/2055*	50,000	50,778
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	20,000	21,262
Enbridge, Inc.
5.63%, 04/05/2034	30,000	31,756
5.70%, 03/08/2033	30,000	31,885
Energy Transfer LP
5.25%, 07/01/2029	50,000	51,845
6.00%, 06/15/2048	35,000	34,521
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	44,738
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	41,000	40,557
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	23,448
ONEOK, Inc.
4.75%, 10/15/2031	55,000	55,789
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	10,000	10,108
5.03%, 10/01/2029	10,000	10,225
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	36,939
Western Midstream Operating LP
5.25%, 02/01/2050#	10,000	8,685
Williams Cos., Inc.
5.60%, 03/15/2035	25,000	26,273
6.00%, 03/15/2055	10,000	10,259
		615,099
REITS — 0.5%
American Tower Corp.
2.95%, 01/15/2051	57,000	36,829
3.10%, 06/15/2050	88,000	59,109
Brixmor Operating Partnership LP
2.25%, 04/01/2028	30,000	28,957
2.50%, 08/16/2031	15,000	13,637
COPT Defense Properties LP
2.75%, 04/15/2031	36,000	33,246

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Crown Castle, Inc.
5.80%, 03/01/2034	$20,000	$21,184
CubeSmart LP
2.00%, 02/15/2031	85,000	76,025
DOC DR LLC
2.63%, 11/01/2031	15,000	13,638
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	50,000	50,596
Goodman US Finance Six LLC
5.13%, 10/07/2034*	15,000	15,269
Healthpeak OP LLC
2.13%, 12/01/2028	38,000	36,145
2.88%, 01/15/2031	56,000	52,450
NNN REIT, Inc.
5.50%, 06/15/2034	30,000	31,361
Safehold GL Holdings LLC
2.85%, 01/15/2032	46,000	42,045
UDR, Inc.
2.10%, 08/01/2032	57,000	49,606
WP Carey, Inc.
2.40%, 02/01/2031	141,000	128,662
		688,759
Retail — 0.1%
Home Depot, Inc.
3.63%, 04/15/2052	25,000	18,591
Starbucks Corp.
4.80%, 02/15/2033	50,000	51,280
		69,871
Semiconductors — 0.4%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	19,582
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	8,627
4.55%, 02/15/2032	87,000	88,175
4.80%, 02/15/2036	10,000	10,025
5.05%, 07/12/2029	100,000	103,468
Intel Corp.
3.25%, 11/15/2049	20,000	13,094
3.73%, 12/08/2047	15,000	10,859
5.70%, 02/10/2053	28,000	26,593
KLA Corp.
3.30%, 03/01/2050	105,000	74,560
Marvell Technology, Inc.
2.95%, 04/15/2031	40,000	37,387
5.45%, 07/15/2035#	67,000	69,749
Micron Technology, Inc.
5.30%, 01/15/2031	16,000	16,805
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	40,000	30,767
		509,691
Software — 0.4%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	42,000	42,364
Fiserv, Inc.
5.15%, 08/12/2034	25,000	24,927
Oracle Corp.
3.65%, 03/25/2041	70,000	51,990
3.80%, 11/15/2037	70,000	57,569
3.95%, 03/25/2051	10,000	6,620
4.90%, 02/06/2033	40,000	39,104
Security Description	Shares or Principal Amount	Value

Software (continued)
5.70%, 02/04/2036	$25,000	$25,014
6.55%, 02/04/2046	10,000	9,745
6.70%, 02/04/2056	40,000	38,790
6.85%, 02/04/2066	20,000	19,160
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	25,475
Synopsys, Inc.
5.70%, 04/01/2055	35,000	34,980
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	52,000	51,861
5.40%, 06/12/2029	70,000	72,554
VMware, Inc.
4.70%, 05/15/2030	94,000	96,105
Workday, Inc.
3.50%, 04/01/2027	35,000	34,810
		631,068
Telecommunications — 0.1%
AT&T, Inc.
3.55%, 09/15/2055	30,000	20,311
5.13%, 04/30/2036	60,000	60,884
T-Mobile USA, Inc.
3.40%, 10/15/2052	45,000	30,689
Vodafone Group PLC
5.75%, 06/28/2054#	50,000	49,321
		161,205
Transportation — 0.0%
Canadian Pacific Railway Co.
4.70%, 05/01/2048	22,000	20,001
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	10,000	10,142
Total Corporate Bonds & Notes (cost $16,548,648)		15,786,121
ASSET BACKED SECURITIES — 4.9%
Auto Loan Receivables — 2.1%
American Credit Acceptance Receivables Trust
Series 2026-1, Class D 5.10%, 01/12/2033*	100,000	100,970
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	135,000	140,308
Bridgecrest Lending Auto Securitization Trust
Series 2025-4, Class C 4.80%, 08/15/2031	132,000	133,664
Series 2025-1, Class D 5.64%, 11/15/2030	155,000	158,437
Series 2024-1, Class D 6.03%, 11/15/2029	85,000	86,670
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	125,000	127,770
Consumer Portfolio Services Auto Trust
Series 2025-D, Class C 4.85%, 02/17/2032*	110,000	111,352
Credit Acceptance Auto Loan Trust
Series 2024-3, Class B 4.85%, 11/15/2034*	180,000	181,203
Series 2025-2A, Class B 4.87%, 01/15/2036*	160,000	162,221

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2023-5A, Class B 6.71%, 02/15/2034*	$100,000	$101,808
Drive Auto Receivables Trust
Series 2025-2, Class D 4.90%, 12/15/2032	135,000	136,308
Series 2025-1, Class C 4.99%, 09/15/2032	165,000	167,689
DT Auto Owner Trust
Series 2023-2A, Class D 6.62%, 02/15/2029*	60,000	61,280
Exeter Automobile Receivables Trust
Series 2025-4A, Class C 4.57%, 06/16/2031	200,000	202,072
Series 2022-4A, Class D 5.98%, 12/15/2028	80,106	80,653
Series 2023-5A, Class C 6.85%, 01/16/2029	65,000	65,781
FHF Trust
Series 2023-1A, Class A2 6.57%, 06/15/2028*	11,416	11,469
GLS Auto Receivables Issuer Trust
Series 2025-4A, Class C 4.74%, 08/15/2031*	115,000	116,609
LAD Auto Receivables Trust
Series 2023-4A, Class C 6.76%, 03/15/2029*	125,000	128,376
Octane Receivables Trust
Series 2024-2A, Class C 5.90%, 07/20/2032*	150,000	153,620
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	55,279	55,607
Series 2023-6, Class C 6.40%, 03/17/2031	150,000	155,214
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C 5.51%, 01/20/2032*	160,000	165,101
Veros Auto Receivables Trust
Series 2024-1, Class A 6.28%, 11/15/2027*	12,577	12,605
Westlake Automobile Receivables Trust
Series 2023-4A, Class C 6.64%, 11/15/2028*	120,000	121,992
Series 2023-4A, Class D 7.19%, 07/16/2029*	90,000	93,424
		3,032,203
Credit Card Receivables — 0.1%
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A 5.78%, 12/15/2032*	100,000	100,896
World Financial Network Credit Card Master Trust
Series 2023-A, Class A 5.02%, 03/15/2030	110,000	110,227
		211,123
Other Asset Backed Securities — 2.7%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	15,552	14,658
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	$95,000	$93,880
AMSR Trust
Series 2025-SFR2, Class C 4.28%, 11/17/2042*	116,000	113,159
Series 2024-SFR1, Class D 4.29%, 07/17/2041*(1)	100,000	97,991
Aqua Finance Issuer Trust
Series 2025-A, Class B 5.56%, 12/19/2050*	89,489	91,789
Aqua Finance Trust
Series 2020-AA, Class C 3.97%, 07/17/2046*	65,426	63,751
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	115,000	112,420
Business Jet Securities LLC
Series 2022-1A, Class A 4.46%, 06/15/2037*	42,751	42,636
Series 2024-2, Class A 5.36%, 09/15/2039*	129,740	131,629
Cherry Securitization Trust
Series 2024-1, Class A 5.70%, 04/15/2032*	100,000	100,684
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	22,057	21,230
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	152,759
Series 2022-SFR1, Class E1 5.00%, 05/19/2039*	100,000	99,250
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(2)	100,000	97,433
Foundation Finance Trust
Series 2024-2A, Class A 4.60%, 03/15/2050*	63,388	63,844
Series 2023-2A, Class A 6.53%, 06/15/2049*	61,790	64,682
FRTKL
Series 2021-SFR1, Class A 1.57%, 09/17/2038*	205,000	201,655
GoodGreen Trust
Series 2017-2A, Class A 3.26%, 10/15/2053*	33,996	31,432
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	110,820	113,312
Series 2024-A, Class C 6.32%, 03/15/2043*	49,978	51,134
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	124,734	122,364
Series 2021-3, Class D 3.00%, 01/17/2041*	89,804	85,018
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	128,426
Series 2025-AA, Class A 4.98%, 05/20/2038*	100,000	101,760

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	$35,424	$33,885
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	39,680	39,002
Series 2026-A, Class B 5.06%, 01/09/2034*	100,000	100,584
Pagaya AI Technology in Housing Trust
Series 2023-1, Class C 3.60%, 10/25/2040*	125,000	119,344
Progress Residential Trust
Series 2025-SFR3, Class C 3.39%, 07/17/2042*	100,000	94,545
Series 2024-SFR1, Class D 3.75%, 02/17/2041*	155,000	150,492
Series 2025-SFR5, Class A 3.85%, 10/17/2042*	299,826	293,953
Series 2025-SFR5, Class B 4.00%, 10/17/2042*	299,826	291,676
Progress Residential Trust VRS
Series 2024-SFR5, Class E1 3.38%, 08/09/2029*(2)	130,000	122,159
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	100,000	104,446
Sierra Timeshare Receivables Funding LLC
Series 2022-2A, Class C 6.36%, 06/20/2040*	28,458	28,732
Stream Innovations Issuer Trust
Series 2025-1A, Class A 5.05%, 09/15/2045*	74,346	75,611
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	79,450	80,955
Verizon Master Trust
4.35%, 08/20/2032*	250,000	254,190
VOLT XCV LLC
Series 2021-NPL4, Class A1 6.24%, 03/27/2051*(1)	6,867	6,869
		3,993,339
Total Asset Backed Securities (cost $7,074,586)		7,236,665
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
Commercial and Residential — 1.3%
ABL
Series 2024-RTL1, Class A1 6.08%, 09/25/2029*(1)	175,000	175,808
Brean Asset Backed Securities Trust
Series 2025-RM10, Class A1 5.00%, 01/25/2065*	131,993	132,634
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	93,668
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	85,738	78,763
CFMT LLC VRS
Series 2024-HB14, Class M1 3.00%, 06/25/2034*(2)	190,000	185,439
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 6.37%, (SOFR30A+2.70%), 07/25/2043*	$90,000	$92,378
GS Mtg. Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(2)	164,210	166,348
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 5.89%, 10/25/2066*(1)	65,101	65,151
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(1)	100,000	100,192
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(1)	105,000	105,622
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(1)	215,000	217,558
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(1)	175,000	175,435
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	100,308
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(1)	100,000	100,647
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	195,250	179,883
		1,969,834
U.S. Government Agency — 2.5%
Connecticut Avenue Securities Trust FRS
Series 2023-01, Class M7 7.67%, (SOFR30A+4.00%), 11/25/2053*	97,481	100,189
FARM Mtg. Trust VRS
Series 2024-2, Class A 5.18%, 08/01/2054*(2)	87,140	82,506
Federal Agricultural Mtg. Trust VRS
Series 2021-1, Class A 2.18%, 01/25/2051*(2)	149,468	124,623
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.59%, 10/25/2027*(2)	65,000	63,326
Series 2016-K58, Class B 3.74%, 09/25/2049*(2)	260,000	258,599
Series 2016-K56, Class B 3.93%, 06/25/2049*(2)	50,000	49,787
Federal Home Loan Mtg. Corp. REMIC
2.25%, 03/15/2042	83,698	78,789
Series 5174, Class IG 3.00%, 01/25/2050(3)	407,895	51,780
Series 3910, Class CU 4.00%, 03/15/2041	20,190	20,210
4.00%, 12/25/2050(3)	390,233	79,202
Federal Home Loan Mtg. Corp. SCRT
Series 2024-1, Class MT 3.00%, 11/25/2063	209,367	182,050
Series 2022-1, Class MTU 3.25%, 11/25/2061	41,190	36,665
Series 2018-1, Class M60C 3.50%, 05/25/2057	81,178	76,758

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-1, Class MT 3.50%, 07/25/2058	$40,641	$37,528
Series 2019-3, Class MB 3.50%, 10/25/2058	124,089	106,956
Series 2024-2, Class MT 3.50%, 05/25/2064	101,332	92,266
Series 2018-2, Class M55D 4.00%, 11/25/2057	137,276	131,583
Series 2018-4, Class M55D 4.00%, 03/25/2058	103,012	99,362
Series 2019-2, Class M55D 4.00%, 08/25/2058	120,862	115,919
Series 2019-3, Class M55D 4.00%, 10/25/2058	114,201	109,314
Series 2019-4, Class M55D 4.00%, 02/25/2059	41,442	39,521
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(2)	107,310	102,353
Federal Home Loan Mtg. Corp. STRIPS
2.00%, 09/15/2047	66,985	59,613
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	53,751	54,349
Series 2002-T4, Class A1 6.50%, 12/25/2041	6,289	6,522
Federal National Mtg. Assoc. REMIC
Series 2013-5, Class NC 1.50%, 12/25/2032	87,588	83,685
Series 2018-72, Class VB 3.50%, 10/25/2031	118,315	116,791
Series 2019-7, Class CA 3.50%, 11/25/2057	150,295	147,811
Series 2024-M2, Class A2 3.75%, 08/25/2033	195,000	190,680
Series 2017-35, Class VA 4.00%, 07/25/2028	38,626	38,552
Series 2021-22, Class BI 4.00%, 04/25/2051(3)	398,927	86,075
Series 2002-W3, Class A4 6.50%, 11/25/2041	61,486	62,891
Series 2002-W8, Class A1 6.50%, 06/25/2042	31,342	32,990
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.08%, 04/25/2032(2)	225,000	203,385
Series 2023-M8, Class A2 4.48%, 03/25/2033(2)	110,000	112,946
Government National Mtg. Assoc. REMIC
Series 2020-123, Class LB 1.00%, 08/20/2050	142,166	120,779
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 7.16%, 06/20/2071(2)	129,126	118,056
Seasoned Loans Structured Transaction Trust
Series 2025-2, Class A1 3.00%, 10/25/2035	172,518	164,368
		3,638,779
Total Collateralized Mortgage Obligations (cost $5,733,875)		5,608,613
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.2%
U.S. Government — 10.0%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	$2,277,000	$1,485,594
1.38%, 11/15/2040 to 08/15/2050	1,809,000	1,044,021
1.63%, 11/15/2050	800,000	438,969
1.88%, 02/15/2051 to 11/15/2051	696,000	403,800
2.25%, 02/15/2052	1,308,000	827,463
3.00%, 08/15/2052	530,000	394,809
3.13%, 02/15/2043	105,000	87,700
3.63%, 08/15/2043	350,000	311,773
3.88%, 05/15/2043	50,000	46,217
4.38%, 08/15/2043	237,000	233,121
4.50%, 11/15/2054	75,000	73,271
4.75%, 05/15/2055	10,000	10,177
United States Treasury Bonds STRIPS
Zero Coupon, 02/15/2032	2,375,000	1,909,118
0.01%, 05/15/2041	450,000	224,050
United States Treasury Notes
1.63%, 05/15/2031#	590,000	536,209
2.75%, 08/15/2032#	810,000	766,747
3.13%, 08/31/2029#	459,000	454,374
3.88%, 08/15/2033#	2,910,000	2,931,143
4.00%, 02/15/2034#	265,000	268,488
4.25%, 11/15/2034	2,243,000	2,304,420
		14,751,464
U.S. Government Agency — 9.2%
Federal Home Loan Mtg. Corp.
2.50%, 02/01/2051	142,423	124,575
3.00%, 01/01/2052	86,594	78,625
3.45%, 08/01/2032	235,044	228,040
3.50%, 05/01/2042 to 01/01/2050	160,239	154,099
3.80%, 10/01/2034	100,000	96,987
4.00%, 01/01/2052	31,148	30,411
4.50%, 05/01/2052	49,812	50,010
5.50%, 01/01/2055	128,289	130,768
6.00%, 02/01/2054	137,866	143,839
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	269,408
1.56%, 12/01/2030	233,410	212,169
1.93%, 06/01/2035	96,713	82,519
1.95%, 10/01/2029	400,000	374,323
2.50%, 07/01/2050 to 01/01/2052	914,780	804,180
3.00%, 05/01/2050 to 03/01/2061	428,747	389,038
3.10%, 10/01/2032	136,009	129,630
3.14%, 07/01/2032	85,000	81,234
3.15%, 09/01/2033	105,000	98,442
3.30%, 07/01/2032	234,000	225,499
3.41%, 03/01/2033	107,000	102,579
3.45%, 08/01/2033	136,111	130,414
3.50%, 02/01/2052 to 11/01/2059	303,572	286,510
3.68%, 01/01/2032	159,889	157,668
3.81%, 10/01/2032	140,000	138,740
3.95%, 01/01/2033	288,000	286,470
4.00%, 06/01/2049 to 08/01/2059	616,915	605,876
4.05%, 07/01/2032	99,362	99,618
4.12%, 11/01/2032	155,000	156,031
4.31%, 10/01/2032	239,354	243,021
4.32%, 02/01/2034	110,000	111,602
4.41%, 01/01/2033	165,000	168,437
4.45%, 12/01/2032	153,285	157,142
4.50%, 05/01/2052	103,632	103,659
4.74%, 04/01/2031	127,068	131,427

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.76%, 01/01/2030	$378,000	$389,837
4.83%, 12/01/2029	220,612	227,027
4.93%, 10/01/2032	112,644	118,358
5.00%, 06/01/2053	120,205	121,161
5.07%, 03/01/2028	63,406	65,069
5.43%, 07/01/2030	197,887	209,729
6.00%, 06/01/2052 to 11/01/2053	253,582	261,527
Federal National Mtg. Assoc. VRS
1.46%, 11/01/2032(2)	529,653	455,734
1.51%, 11/01/2032(2)	212,887	183,696
Government National Mtg. Assoc.
2.50%, 12/20/2050	158,510	138,649
3.00%, 02/20/2051 to 09/20/2055	1,852,768	1,705,989
3.50%, 01/20/2051 to 08/20/2053	1,877,081	1,765,587
4.00%, 05/20/2038 to 08/20/2052	312,713	305,173
4.50%, 12/20/2031 to 05/20/2052	118,608	118,606
5.00%, 02/20/2052 to 08/20/2052	350,114	352,235
5.50%, 06/20/2063	38,085	38,538
6.00%, 09/20/2053 to 06/20/2063	170,655	175,643
6.50%, 09/20/2054	58,944	63,155
Government National Mtg. Corp. Assoc.
6.50%, 11/20/2053	155,686	164,554
		13,443,257
Total U.S. Government & Agency Obligations (cost $29,880,731)		28,194,721
MUNICIPAL SECURITIES — 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041 (cost $30,000)	30,000	31,260
Total Long-Term Investment Securities (cost $129,788,070)		144,342,051
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(4)(5) (cost $514,850)	514,850	514,850
REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 02/27/2026, to be repurchased 03/02/2026 in the amount of $2,767,579 and collateralized by $2,965,000of United States Treasury Notes, bearing interest at 1.38% due 10/31/2028 and having an approximate value of $2,822,797 (cost $2,767,335)	2,767,335	2,767,335
TOTAL INVESTMENTS (cost $133,070,255)	100.4%	147,624,236
Other assets less liabilities	(0.4)	(566,501)
NET ASSETS	100.0%	$147,057,735

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At February 28, 2026, the aggregate value of these securities was
$11,996,081 representing 8.2% of net assets.

#	The security or a portion thereof is out on loan.
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 28, 2026.
(2)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(3)	Interest Only
(4)	The rate shown is the 7-day yield as of February 28, 2026.
(5)
At February 28, 2026, the Fund had loaned securities with a total value of $5,725,912.
This was secured by collateral of $514,850, which was received in cash and subsequently invested in short-term investments currently valued at $514,850 as reported in the Portfolio of Investments. Additional collateral of $5,461,282 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Home Loan Mtg. Corp.	0.87% to 9.50%	04/15/2027 to 03/01/2056	$1,876,266
Federal National Mtg. Assoc.	0.86% to 16.67%	01/25/2027 to 01/01/2056	771,521
Government National Mtg. Assoc.	0.75% to 8.54%	12/16/2035 to 02/16/2068	2,551,616
United States Treasury Notes/Bonds	1.25% to 4.75%	07/31/2026 to 05/15/2054	261,879

DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$87,484,671	$—	$—	$87,484,671
Corporate Bonds & Notes	—	15,786,121	—	15,786,121
Asset Backed Securities	—	7,236,665	—	7,236,665
Collateralized Mortgage Obligations	—	5,608,613	—	5,608,613
U.S. Government & Agency Obligations	—	28,194,721	—	28,194,721
Municipal Securities	—	31,260	—	31,260
Short-Term Investments	514,850	—	—	514,850
Repurchase Agreements	—	2,767,335	—	2,767,335
Total Investments at Value	$87,999,521	$59,624,715	$—	$147,624,236

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Auto Manufacturers — 3.1%
Tesla, Inc.†	28,593	$11,508,968
Banks — 0.2%
Western Alliance Bancorp	10,305	827,698
Biotechnology — 3.3%
BioMarin Pharmaceutical, Inc.†	32,614	2,013,262
Incyte Corp.†	19,280	1,952,485
Insmed, Inc.†	7,042	1,051,582
Vertex Pharmaceuticals, Inc.†	14,267	7,088,274
		12,105,603
Commercial Services — 1.8%
Paylocity Holding Corp.†	7,062	752,032
PayPal Holdings, Inc.	23,689	1,094,669
Rollins, Inc.	80,375	4,894,034
		6,740,735
Computers — 8.8%
Apple, Inc.	100,760	26,618,777
EPAM Systems, Inc.†	17,483	2,465,103
Genpact, Ltd.	23,837	946,806
Pure Storage, Inc., Class A†	17,651	1,133,547
Seagate Technology Holdings PLC	3,240	1,321,401
		32,485,634
Diversified Financial Services — 4.4%
American Express Co.	18,375	5,676,037
Charles Schwab Corp.	41,152	3,917,670
Mastercard, Inc., Class A	6,147	3,179,290
SEI Investments Co.	41,755	3,395,517
		16,168,514
Electric — 1.5%
NRG Energy, Inc.	27,094	4,848,742
Vistra Corp.	4,995	868,581
		5,717,323
Engineering & Construction — 0.6%
EMCOR Group, Inc.	3,281	2,377,478
Food — 0.3%
Sysco Corp.	10,772	981,976
Healthcare-Services — 0.7%
Cigna Group	8,419	2,439,995
Insurance — 2.3%
Progressive Corp.	18,520	3,956,983
RenaissanceRe Holdings, Ltd.	15,071	4,558,375
		8,515,358
Internet — 20.2%
Alphabet, Inc., Class A	16,698	5,205,768
Alphabet, Inc., Class C	58,715	18,285,612
Amazon.com, Inc.†	77,425	16,259,250
Booking Holdings, Inc.	1,065	4,514,908
Expedia Group, Inc.	18,703	4,034,050
Meta Platforms, Inc., Class A	26,692	17,301,221
Pinterest, Inc., Class A†	179,029	3,066,767
Uber Technologies, Inc.†	75,195	5,671,207
		74,338,783
Lodging — 1.0%
Las Vegas Sands Corp.	65,063	3,690,373
Security Description	Shares or Principal Amount	Value

Mining — 1.2%
Coeur Mining, Inc.†	86,605	$2,351,326
Newmont Corp.	16,149	2,099,370
		4,450,696
Oil & Gas Services — 1.2%
TechnipFMC PLC	66,628	4,418,103
Pharmaceuticals — 7.6%
Cardinal Health, Inc.	21,779	4,992,400
Eli Lilly & Co.	12,840	13,507,552
Jazz Pharmaceuticals PLC†	9,467	1,798,919
McKesson Corp.	5,705	5,632,946
Neurocrine Biosciences, Inc.†	16,909	2,236,215
		28,168,032
REITS — 0.5%
Host Hotels & Resorts, Inc.	85,034	1,665,816
Retail — 3.6%
Ross Stores, Inc.	12,324	2,534,307
TJX Cos., Inc.	34,731	5,614,613
Ulta Beauty, Inc.†	7,369	5,046,218
		13,195,138
Semiconductors — 18.3%
Advanced Micro Devices, Inc.†	28,831	5,772,255
Broadcom, Inc.	60,373	19,292,192
Lam Research Corp.	4,036	943,980
Micron Technology, Inc.	6,693	2,759,992
NVIDIA Corp.	208,286	36,906,196
QUALCOMM, Inc.	11,788	1,678,140
		67,352,755
Software — 12.9%
Adobe, Inc.†	21,251	5,576,475
Dynatrace, Inc.†	76,564	2,750,179
HubSpot, Inc.†	7,091	1,875,640
Microsoft Corp.	51,950	20,402,843
Palantir Technologies, Inc., Class A†	50,150	6,880,079
Salesforce, Inc.	23,844	4,644,573
ServiceNow, Inc.†	30,543	3,298,949
Workday, Inc., Class A†	16,691	2,232,588
		47,661,326
Telecommunications — 4.0%
Arista Networks, Inc.†	51,296	6,848,016
Cisco Systems, Inc.	11,475	911,803
Credo Technology Group Holding, Ltd.†	12,969	1,456,030
Motorola Solutions, Inc.	11,364	5,480,403
		14,696,252
Total Long-Term Investment Securities (cost $293,453,415)		359,506,556

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%
Unaffiliated Investment Companies — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(1) (cost $7,744,009)	7,744,009	$7,744,009
TOTAL INVESTMENTS (cost $301,197,424)	99.6%	367,250,565
Other assets less liabilities	0.4	1,572,079
NET ASSETS	100.0%	$368,822,644

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 28, 2026.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$359,506,556	$—	$—	$359,506,556
Short-Term Investments	7,744,009	—	—	7,744,009
Total Investments at Value	$367,250,565	$—	$—	$367,250,565

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Conservative Allocation Lifestyle Fund^
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.0%
Domestic Fixed Income Investment Companies — 62.1%
VALIC Company I Core Bond Fund	16,960,391	$175,879,255
VALIC Company I High Yield Bond Fund	412,998	3,080,967
Total Domestic Fixed Income Investment Companies (cost $171,283,825)		178,960,222
Domestic Equity Investment Companies — 26.6%
VALIC Company I Large Cap Core Fund	974,535	17,736,533
VALIC Company I Small Cap Growth Fund	159,194	2,906,891
VALIC Company I Small Cap Index Fund	38,525	718,877
VALIC Company I Small Cap Value Fund	212,794	3,100,402
VALIC Company I Stock Index Fund	391,916	26,822,701
VALIC Company I Systematic Growth Fund	726,615	14,844,752
VALIC Company I Systematic Value Fund	609,107	10,671,554
Total Domestic Equity Investment Companies (cost $64,987,675)		76,801,710
International Equity Investment Companies — 10.3%
VALIC Company I Emerging Economies Fund	160,685	1,479,904
VALIC Company I International Equities Index Fund	2,546,336	28,315,260
Total International Equity Investment Companies (cost $21,507,935)		29,795,164
Total Long-Term Investment Securities (cost $257,779,435)		285,557,096
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(2) (cost $2,838,760)	2,838,760	$2,838,760
TOTAL INVESTMENTS (cost $260,618,195)	100.0%	288,395,856
Other assets less liabilities	(0.0)	(31,906)
NET ASSETS	100.0%	$288,363,950

^	Prior to September 29, 2025, the Fund was known as Conservative Growth Lifestyle Fund.
#
The VALIC Company I Conservative Allocation Lifestyle Fund invests in various VALIC
Company I Funds. Additional information on the underlying funds including such funds'
prospectuses and shareholder reports are available at our website,
www.corebridgefinancial.com/rs.

(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of February 28, 2026.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$285,557,096	$—	$—	$285,557,096
Short-Term Investments	2,838,760	—	—	2,838,760
Total Investments at Value	$288,395,856	$—	$—	$288,395,856

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 31.2%
Advertising — 0.0%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$971,000	$972,903
Omnicom Group, Inc.
4.20%, 03/02/2029	245,000	245,542
		1,218,445
Aerospace/Defense — 0.4%
ATI, Inc.
4.88%, 10/01/2029	418,000	417,455
5.13%, 10/01/2031	150,000	150,713
BAE Systems PLC
5.50%, 03/26/2054*	272,000	280,162
Boeing Co.
3.38%, 06/15/2046	1,048,000	753,055
3.60%, 05/01/2034	584,000	538,663
3.75%, 02/01/2050	611,000	453,672
5.15%, 05/01/2030	1,223,000	1,266,710
5.81%, 05/01/2050	255,000	256,030
5.93%, 05/01/2060	1,255,000	1,258,663
Embraer Netherlands Finance BV
5.40%, 01/09/2038	179,000	179,179
L3Harris Technologies, Inc.
5.25%, 06/01/2031	722,000	756,562
5.40%, 07/31/2033	1,582,000	1,666,713
Lockheed Martin Corp.
2.80%, 06/15/2050	6,000	3,908
4.70%, 12/15/2031	454,000	470,599
RTX Corp.
5.38%, 02/27/2053#	1,541,000	1,503,188
6.40%, 03/15/2054	598,000	668,244
		10,623,516
Agriculture — 0.0%
Bunge, Ltd. Finance Corp.
4.65%, 09/17/2034	809,000	805,683
5.15%, 08/04/2035	440,000	451,484
		1,257,167
Airlines — 0.2%
Air Canada
3.88%, 08/15/2026*	747,000	747,196
American Airlines, Inc.
7.25%, 02/15/2028*	163,000	166,125
British Airways Pass-Through Trust
2.90%, 09/15/2036*	1,420,848	1,320,015
Latam Airlines Group SA
7.88%, 04/15/2030*	400,000	416,980
Southwest Airlines Co.
5.25%, 11/15/2035	826,000	819,245
United Airlines Holdings, Inc.
5.38%, 03/01/2031	99,000	100,936
United Airlines Pass-Through Trust
5.45%, 08/15/2038	1,924,599	2,012,573
		5,583,070
Auto Manufacturers — 0.4%
BMW US Capital LLC
4.50%, 08/11/2030*	192,000	194,557
Cummins, Inc.
5.45%, 02/20/2054	152,000	152,197
Daimler Truck Finance North America LLC
4.15%, 01/12/2029*	339,000	339,942
4.65%, 10/12/2030*	237,000	240,884
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
4.95%, 01/13/2028*	$243,000	$247,155
5.13%, 01/19/2028*	379,000	386,831
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	412,000	394,842
4.97%, 04/06/2029	635,000	639,050
6.05%, 11/05/2031	950,000	988,681
General Motors Co.
5.35%, 04/15/2028	425,000	435,479
General Motors Financial Co., Inc.
3.10%, 01/12/2032	239,000	221,029
5.60%, 06/18/2031	1,256,000	1,319,714
5.90%, 01/07/2035	345,000	362,625
Hyundai Capital America
4.50%, 09/18/2030*	469,000	473,506
4.85%, 03/25/2027*	348,000	351,300
4.88%, 11/01/2027*	701,000	710,913
5.35%, 03/19/2029*	767,000	793,944
5.40%, 06/23/2032*	412,000	432,551
Stellantis Finance US, Inc.
5.75%, 03/18/2030*	480,000	491,745
		9,176,945
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*	342,000	348,062
7.75%, 10/15/2033*	295,000	299,821
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/2051	512,000	334,379
ZF North America Capital, Inc.
6.88%, 04/23/2032*	300,000	300,953
		1,283,215
Banks — 8.9%
ABN AMRO Bank NV
5.52%, 12/03/2035*	1,800,000	1,869,611
Abu Dhabi Commercial Bank PJSC
5.36%, 03/10/2035	500,000	508,838
AIB Group PLC
5.32%, 05/15/2031*	1,215,000	1,262,140
5.87%, 03/28/2035*	1,000,000	1,065,618
6.61%, 09/13/2029*	875,000	926,144
Banco Bilbao Vizcaya Argentaria SA
5.13%, 03/03/2036	1,000,000	994,166
Banco General SA
4.13%, 08/07/2027	600,000	597,528
Banco Santander SA
5.59%, 08/08/2028	1,000,000	1,036,528
Bangkok Bank PCL/Hong Kong
5.08%, 11/26/2035*	400,000	405,648
Bank of America Corp.
3.31%, 04/22/2042	982,000	783,133
3.42%, 12/20/2028	302,000	298,877
3.85%, 03/08/2037	2,234,000	2,114,227
3.97%, 02/07/2030	1,423,000	1,421,735
4.08%, 04/23/2040	2,312,000	2,077,691
4.18%, 11/25/2027	842,000	842,705
4.57%, 04/27/2033	1,090,000	1,094,435
5.05%, 02/06/2037	2,820,000	2,860,674
5.16%, 01/24/2031	715,000	742,128
5.43%, 08/15/2035	392,000	401,570
5.52%, 10/25/2035	1,299,000	1,333,058
6.11%, 01/29/2037	723,000	780,703

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Bank of Ireland Group PLC
5.60%, 03/20/2030*	$3,640,000	$3,787,344
Bank of New York Mellon Corp.
4.94%, 02/11/2031	701,000	723,264
Bank of Nova Scotia
4.59%, 05/04/2037	893,000	878,712
4.81%, 02/02/2034	90,000	91,037
5.65%, 02/01/2034	952,000	1,019,062
BankUnited, Inc.
5.13%, 06/11/2030#	1,178,000	1,188,022
Banque Federative du Credit Mutuel SA
4.54%, 01/15/2031*	390,000	392,216
5.54%, 01/22/2030*	1,155,000	1,209,111
Barclays PLC
3.56%, 09/23/2035	900,000	857,230
4.52%, 02/24/2032	470,000	471,040
4.94%, 09/10/2030	753,000	770,481
5.21%, 02/24/2037	635,000	634,401
5.79%, 02/25/2036	515,000	539,544
5.86%, 08/11/2046	211,000	217,881
BNP Paribas SA
4.92%, 01/15/2034*	1,751,000	1,759,406
5.28%, 11/19/2030*	3,430,000	3,553,325
5.79%, 01/13/2033*	840,000	889,684
BPCE SA
3.58%, 10/19/2042*	674,000	514,374
5.39%, 05/28/2031*	1,330,000	1,375,914
5.94%, 05/30/2035*	2,280,000	2,406,120
6.03%, 05/28/2036*	1,660,000	1,750,806
6.29%, 01/14/2036*	1,215,000	1,308,741
6.35%, 01/13/2047*	761,000	762,502
6.92%, 01/14/2046*	253,000	272,635
7.00%, 10/19/2034*	1,000,000	1,123,847
CaixaBank SA
5.58%, 07/03/2036*	2,645,000	2,744,285
5.67%, 03/15/2030*	248,000	258,618
6.04%, 06/15/2035*	1,390,000	1,491,623
6.84%, 09/13/2034*	200,000	224,518
Canadian Imperial Bank of Commerce
4.63%, 09/11/2030	1,510,000	1,537,105
Citibank, N.A.
4.91%, 05/29/2030	667,000	689,011
Citigroup, Inc.
2.57%, 06/03/2031	418,000	390,713
2.67%, 01/29/2031	369,000	348,148
2.90%, 11/03/2042	554,000	413,029
3.67%, 07/24/2028	211,000	210,000
4.45%, 09/29/2027	1,959,000	1,970,828
4.50%, 09/11/2031	745,000	750,687
4.54%, 09/19/2030	2,249,000	2,275,538
4.95%, 05/07/2031	3,250,000	3,333,134
5.17%, 09/11/2036	1,039,000	1,057,138
5.41%, 09/19/2039	966,000	972,927
5.88%, 02/22/2033	686,000	738,207
6.00%, 10/31/2033	1,470,000	1,583,733
Citizens Financial Group, Inc.
5.72%, 07/23/2032	1,286,000	1,354,724
Cooperatieve Rabobank UA
4.99%, 05/27/2031*	1,205,000	1,241,607
Cooperatieve Rabobank UA/NY
4.88%, 01/21/2028	828,000	847,309
Security Description	Shares or Principal Amount	Value

Banks (continued)
Credit Agricole SA
4.82%, 09/25/2033*	$760,000	$765,735
5.22%, 05/27/2031*	1,941,000	2,006,991
5.30%, 07/12/2028*	2,064,000	2,126,642
5.86%, 01/09/2036*	1,265,000	1,344,544
Credit Suisse Group AG
9.02%, 11/15/2033*	194,000	242,814
Danske Bank A/S
4.61%, 10/02/2030*	1,001,000	1,014,118
5.02%, 03/04/2031*	830,000	853,289
DBS Group Holdings, Ltd.
1.82%, 03/10/2031	560,000	559,475
Deutsche Bank AG
2.55%, 01/07/2028	950,000	938,093
3.55%, 09/18/2031#	662,000	635,873
3.73%, 01/14/2032	241,000	229,291
3.74%, 01/07/2033	826,000	774,819
4.47%, 12/10/2031	649,000	652,721
4.95%, 08/04/2031	390,000	397,203
5.00%, 09/11/2030	825,000	842,867
5.30%, 05/09/2031	2,865,000	2,958,551
5.37%, 01/10/2029	680,000	694,955
5.41%, 05/10/2029	295,000	307,588
DNB Bank ASA
4.38%, 11/04/2031*	540,000	542,585
4.85%, 11/05/2030*	1,000,000	1,027,299
Fifth Third Bancorp
5.14%, 01/29/2037	740,000	742,280
First Citizens BancShares, Inc.
5.60%, 09/05/2035	453,000	454,910
6.25%, 03/12/2040	637,000	648,697
First Horizon Bank
5.75%, 05/01/2030#	465,000	482,263
First Horizon Corp.
5.51%, 03/07/2031	311,000	321,984
FNB Corp.
5.72%, 12/11/2030	982,000	1,009,864
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	1,363,000	1,345,085
2.38%, 07/21/2032	1,767,000	1,593,752
3.21%, 04/22/2042	1,392,000	1,074,479
3.80%, 03/15/2030	577,000	571,407
4.15%, 01/21/2029	1,253,000	1,253,519
4.22%, 05/01/2029	2,307,000	2,313,823
4.37%, 10/21/2031	408,000	408,263
4.69%, 10/23/2030	269,000	273,379
4.94%, 10/21/2036	570,000	567,973
5.05%, 07/23/2030	135,000	138,495
5.07%, 01/21/2037	970,000	976,823
5.33%, 07/23/2035	290,000	299,349
5.54%, 01/21/2047	326,000	324,472
5.85%, 04/25/2035	4,075,000	4,344,882
6.75%, 10/01/2037	1,393,000	1,564,741
Gulf International Bank BSC
5.75%, 06/05/2029	600,000	623,730
HSBC Holdings PLC
2.87%, 11/22/2032	2,700,000	2,483,926
4.62%, 11/06/2031	472,000	477,408
5.73%, 05/17/2032	468,000	496,224
5.74%, 09/10/2036	594,000	614,917
6.33%, 03/09/2044	3,508,000	3,873,938
Huntington Bancshares, Inc.
5.27%, 01/15/2031	510,000	527,950

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.61%, 01/28/2041	$523,000	$525,530
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	786,000	696,768
JPMorgan Chase & Co.
2.07%, 06/01/2029	2,079,000	1,994,124
2.53%, 11/19/2041	2,354,000	1,721,293
2.55%, 11/08/2032	267,000	243,174
3.54%, 05/01/2028	1,920,000	1,909,403
4.51%, 10/22/2028	429,000	432,771
4.91%, 07/25/2033	267,000	273,759
5.53%, 11/29/2045	200,000	204,387
5.58%, 07/23/2036	483,000	502,318
6.25%, 10/23/2034	197,000	216,630
KBC Group NV
4.45%, 09/23/2031*	1,949,000	1,963,969
4.93%, 10/16/2030*	610,000	625,615
KeyBank NA
3.40%, 05/20/2026	1,560,000	1,557,465
4.90%, 08/08/2032	782,000	785,889
KeyCorp
5.12%, 04/04/2031	845,000	866,853
5.31%, 01/28/2037	643,000	648,691
KIB Sukuk, Ltd.
5.54%, 04/16/2036	500,000	504,131
Lloyds Banking Group PLC
4.94%, 11/04/2036	1,290,000	1,282,645
5.68%, 01/05/2035	586,000	620,952
5.72%, 06/05/2030	260,000	273,005
6.07%, 06/13/2036	213,000	223,919
M&T Bank Corp.
5.18%, 07/08/2031	1,160,000	1,197,970
5.40%, 07/30/2035	384,000	389,505
Mashreqbank PSC
7.88%, 02/24/2033	350,000	367,850
Mitsubishi UFJ Financial Group, Inc.
4.51%, 01/14/2032	425,000	429,102
Mizuho Financial Group, Inc.
4.71%, 07/08/2031	1,085,000	1,106,359
5.32%, 07/08/2036	2,545,000	2,637,540
5.78%, 07/06/2029	1,431,000	1,488,229
Morgan Stanley
1.59%, 05/04/2027	654,000	651,245
2.48%, 09/16/2036	505,000	447,100
3.22%, 04/22/2042	1,958,000	1,548,732
3.62%, 04/01/2031	608,000	594,498
4.65%, 10/18/2030	193,000	196,150
5.04%, 07/19/2030	660,000	679,103
5.07%, 01/30/2037	1,195,000	1,205,186
5.17%, 01/16/2030	461,000	473,894
5.30%, 04/20/2037	975,000	998,688
5.31%, 01/18/2041	414,000	411,896
5.32%, 07/19/2035	1,211,000	1,253,930
5.59%, 01/18/2036	1,060,000	1,114,337
5.94%, 02/07/2039	416,000	438,438
Morgan Stanley VRS
3.59%, 07/22/2028(1)	1,713,000	1,702,424
Morgan Stanley Bank NA
5.50%, 05/26/2028	312,000	317,597
NatWest Group PLC
3.03%, 11/28/2035	747,000	696,027
4.45%, 05/08/2030	778,000	784,543
4.89%, 05/18/2029	755,000	768,688
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.96%, 08/15/2030	$2,671,000	$2,738,328
5.91%, 03/03/2047	896,000	889,696
NatWest Markets PLC
5.41%, 05/17/2029*	1,905,000	1,983,792
Oversea-Chinese Banking Corp., Ltd.
5.52%, 05/21/2034	570,000	591,084
Pinnacle Bank
5.96%, 01/15/2036	356,000	361,878
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	670,000	685,044
5.37%, 07/21/2036	1,185,000	1,228,584
5.42%, 01/25/2041	179,000	180,962
Regions Financial Corp.
5.72%, 06/06/2030	462,000	484,009
7.38%, 12/10/2037	781,000	915,796
Royal Bank of Canada
4.65%, 10/18/2030	1,050,000	1,071,140
4.72%, 03/27/2028	762,000	768,798
Santander Holdings USA, Inc.
6.17%, 01/09/2030	2,000,000	2,088,653
Santander UK Group Holdings PLC
4.86%, 09/11/2030	1,880,000	1,916,459
5.69%, 04/15/2031	910,000	955,460
Saudi Awwal Bank
5.95%, 09/04/2035	300,000	305,791
Signature Bank
4.00%, 10/15/2030†(2)	740,000	529,100
Skandinaviska Enskilda Banken AB
4.50%, 09/03/2030*	720,000	729,273
SNB Funding, Ltd.
6.00%, 06/24/2035	630,000	650,416
Societe Generale SA
5.25%, 02/19/2027*	775,000	783,614
5.51%, 05/22/2031*	1,011,000	1,052,327
6.10%, 04/13/2033*	2,240,000	2,390,313
6.45%, 01/10/2029*	1,411,000	1,467,802
6.69%, 01/10/2034*	1,089,000	1,195,860
Standard Chartered PLC
5.01%, 10/15/2030*	350,000	358,271
5.69%, 05/14/2028*	400,000	407,691
State Street Corp.
4.78%, 10/23/2036	455,000	454,691
Sumitomo Mitsui Financial Group, Inc.
4.95%, 07/08/2033	939,000	965,260
Swedbank AB
1.54%, 11/16/2026*	3,767,000	3,708,370
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	317,000	315,299
5.30%, 02/27/2032	484,000	485,556
Toronto-Dominion Bank
4.93%, 10/15/2035	409,000	412,358
5.30%, 01/30/2032	780,000	821,014
Truist Bank
4.14%, 10/23/2029	739,000	739,941
Truist Financial Corp.
4.96%, 10/23/2036	500,000	499,286
5.07%, 05/20/2031	800,000	825,687
5.12%, 01/26/2034	1,000,000	1,025,705
7.16%, 10/30/2029	1,520,000	1,636,344
UBS Group AG
1.49%, 08/10/2027*	1,610,000	1,591,976
3.09%, 05/14/2032*	307,000	287,281
4.21%, 04/10/2030*	742,000	743,320

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.40%, 09/23/2031*	$430,000	$431,223
4.75%, 05/12/2028*	1,477,000	1,488,875
4.84%, 11/06/2033*	1,639,000	1,652,742
5.01%, 03/23/2037*	1,130,000	1,126,323
5.20%, 08/10/2037*	605,000	610,492
5.43%, 02/08/2030*	528,000	547,273
5.58%, 05/09/2036*	210,000	218,606
6.30%, 09/22/2034*	471,000	516,580
United Overseas Bank, Ltd.
2.00%, 10/14/2031	870,000	858,445
US Bancorp
2.49%, 11/03/2036	1,567,000	1,387,471
5.08%, 05/15/2031	860,000	889,670
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	514,000	508,044
Webster Financial Corp.
5.78%, 09/11/2035	608,000	625,639
Wells Fargo & Co.
2.57%, 02/11/2031	1,155,000	1,087,081
2.88%, 10/30/2030	1,170,000	1,119,814
3.07%, 04/30/2041	1,718,000	1,341,217
4.08%, 09/15/2029	813,000	813,218
4.30%, 07/22/2027	3,302,000	3,313,793
4.65%, 11/04/2044	315,000	276,431
4.75%, 12/07/2046	176,000	155,876
4.96%, 01/23/2037	440,000	441,673
5.21%, 12/03/2035	3,145,000	3,229,301
5.39%, 04/24/2034	1,009,000	1,051,484
5.50%, 01/23/2035	428,000	448,333
5.61%, 04/23/2036	2,161,000	2,272,788
5.61%, 01/15/2044	321,000	319,966
Western Alliance Bank
6.54%, 11/15/2035	744,000	757,616
Yapi ve Kredi Bankasi AS
7.25%, 03/03/2030*	320,000	333,120
Zions Bancorp NA
6.82%, 11/19/2035	794,000	845,476
		234,953,845
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	905,000	851,239
Constellation Brands, Inc.
4.35%, 05/09/2027	706,000	709,344
PepsiCo., Inc.
3.60%, 02/18/2028#	319,000	319,057
4.45%, 02/07/2028#	462,000	469,108
4.65%, 07/23/2032	399,000	410,921
		2,759,669
Biotechnology — 0.4%
Amgen, Inc.
3.15%, 02/21/2040	835,000	671,887
4.20%, 02/19/2031#	311,000	311,919
4.40%, 05/01/2045	485,000	424,515
4.66%, 06/15/2051	412,000	359,693
4.85%, 02/19/2036	183,000	183,990
5.15%, 03/02/2028	383,000	392,223
5.25%, 03/02/2030	343,000	357,939
5.60%, 03/02/2043	256,000	261,639
5.65%, 03/02/2053	1,371,000	1,368,557
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
5.75%, 03/02/2063	$964,000	$955,517
Biogen, Inc.
5.75%, 05/15/2035	610,000	650,476
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034*	525,000	529,616
Gilead Sciences, Inc.
2.60%, 10/01/2040	500,000	374,544
4.80%, 11/15/2029	461,000	475,169
5.10%, 06/15/2035	303,000	313,681
5.55%, 10/15/2053	562,000	564,585
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	374,000	337,110
2.80%, 09/15/2050	983,000	610,520
Royalty Pharma PLC
2.15%, 09/02/2031	620,000	554,064
5.15%, 09/02/2029	269,000	278,146
5.95%, 09/25/2055	177,000	179,163
		10,154,953
Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/2040	1,131,000	926,930
5.90%, 03/15/2034	232,000	251,003
CRH America Finance, Inc.
5.60%, 02/09/2056	175,000	174,930
CRH SMW Finance DAC
5.20%, 05/21/2029	1,152,000	1,194,196
GCC SAB de CV
3.61%, 04/20/2032	600,000	563,504
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	1,009,000	917,810
Owens Corning
5.50%, 06/15/2027	262,000	266,794
St. Marys Cement, Inc.
5.75%, 04/02/2034	400,000	416,364
Standard Building Solutions, Inc.
5.88%, 03/15/2034*	69,000	68,832
Standard Industries, Inc.
3.38%, 01/15/2031*	279,000	257,580
4.38%, 07/15/2030*	202,000	194,877
		5,232,820
Chemicals — 0.4%
CF Industries, Inc.
5.30%, 11/26/2035	897,000	912,486
5.38%, 03/15/2044	610,000	584,732
Consolidated Energy Finance SA
5.63%, 10/15/2028*	751,000	630,840
Dow Chemical Co.
5.65%, 03/15/2036#	514,000	515,165
DuPont de Nemours, Inc.
5.32%, 11/15/2038	750,000	761,404
Eastman Chemical Co.
4.50%, 02/20/2031	427,000	426,968
5.75%, 03/08/2033	450,000	478,553
Ecolab, Inc.
2.70%, 12/15/2051	571,000	360,049
4.30%, 06/15/2028	215,000	217,523
5.25%, 01/15/2028	432,000	443,921
EIDP, Inc.
5.13%, 05/15/2032	1,170,000	1,215,748
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	935,000	852,648

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
MEGlobal BV
4.25%, 11/03/2026	$590,000	$589,275
Methanex Corp.
5.25%, 12/15/2029	569,000	573,767
Methanex US Operations, Inc.
6.25%, 03/15/2032*	135,000	139,725
Minerals Technologies, Inc.
5.00%, 07/01/2028*	510,000	508,088
Nutrien, Ltd.
5.20%, 06/21/2027	283,000	287,418
OCP SA
6.10%, 04/30/2030	400,000	417,999
PPG Industries, Inc.
4.38%, 03/15/2031	581,000	584,735
Sasol Financing USA LLC
6.50%, 09/27/2028	350,000	348,595
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034	350,000	357,875
Westlake Corp.
3.38%, 08/15/2061	519,000	315,750
		11,523,264
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	141,000	143,820
Commercial Services — 0.7%
Bidvest Group UK PLC
6.20%, 09/17/2032*	200,000	204,396
Block, Inc.
6.00%, 08/15/2033*	75,000	76,214
6.50%, 05/15/2032	245,000	252,046
Champions Financing, Inc.
8.75%, 02/15/2029*#	584,000	553,681
DP World, Ltd.
5.63%, 09/25/2048#	544,000	532,257
Element Fleet Management Corp.
5.04%, 03/25/2030*	900,000	922,562
5.64%, 03/13/2027*	1,520,000	1,542,140
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	530,000	563,183
8.63%, 05/15/2032*	178,000	190,396
Ford Foundation
2.82%, 06/01/2070	1,378,000	821,343
Garda World Security Corp.
6.50%, 01/15/2031*	590,000	606,145
Global Payments, Inc.
5.20%, 11/15/2032	395,000	397,327
5.55%, 11/15/2035	2,239,000	2,227,156
Herc Holdings, Inc.
7.00%, 06/15/2030*	180,000	188,625
7.25%, 06/15/2033*	375,000	396,400
Hertz Corp.
4.63%, 12/01/2026*	95,000	86,541
12.63%, 07/15/2029*	74,000	68,235
ION Platform Finance US, Inc.
7.88%, 09/30/2032*	270,000	216,491
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	797,000	542,811
Quanta Services, Inc.
2.35%, 01/15/2032	1,314,000	1,174,528
2.90%, 10/01/2030	432,000	408,622
3.05%, 10/01/2041	920,000	698,938
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
5.10%, 08/09/2035#	$1,100,000	$1,120,133
S&P Global, Inc.
2.70%, 03/01/2029	530,000	512,324
4.25%, 01/15/2031*	278,000	279,277
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	496,000	485,486
Triton Container International, Ltd.
3.15%, 06/15/2031*	1,309,000	1,210,934
Triton Container International, Ltd./TAL International Container Corp.
3.25%, 03/15/2032	436,000	404,208
5.15%, 02/15/2033	651,000	650,919
Verisk Analytics, Inc.
4.45%, 03/15/2031	448,000	450,182
Veritiv Operating Co.
10.50%, 11/30/2030*	514,000	549,965
VM Consolidated, Inc.
5.50%, 04/15/2029*	452,000	443,671
WEX, Inc.
6.50%, 03/15/2033*	451,000	453,272
		19,230,408
Computers — 0.6%
Accenture Capital, Inc.
4.50%, 10/04/2034	608,000	601,449
Apple, Inc.
1.40%, 08/05/2028	925,000	879,764
2.65%, 05/11/2050	797,000	507,799
2.70%, 08/05/2051	701,000	445,829
3.95%, 08/08/2052	706,000	568,767
4.38%, 05/13/2045	411,000	371,927
Booz Allen Hamilton, Inc.
4.00%, 07/01/2029*#	401,000	392,890
5.95%, 04/15/2035#	851,000	863,270
CACI International, Inc.
6.38%, 06/15/2033*	232,000	238,842
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	1,856,000	1,435,087
4.35%, 02/01/2030	839,000	843,309
4.75%, 04/01/2028	660,000	670,562
5.30%, 04/01/2032	1,800,000	1,869,397
8.10%, 07/15/2036	473,000	575,162
Hewlett Packard Enterprise Co.
4.40%, 10/15/2030	403,000	403,532
IBM International Capital Pte, Ltd.
4.75%, 02/05/2031	1,115,000	1,135,862
International Business Machines Corp.
4.60%, 02/03/2033	637,000	641,961
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	399,000	338,853
Leidos, Inc.
4.38%, 05/15/2030	1,033,000	1,036,687
5.75%, 03/15/2033	587,000	623,275
NCR Voyix Corp.
5.13%, 04/15/2029*	31,000	30,416
Seagate Data Storage Technology Pte, Ltd.
4.09%, 06/01/2029*	192,000	188,312
4.13%, 01/15/2031*	143,000	137,073
		14,800,025

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	$660,000	$636,871
Haleon US Capital LLC
3.63%, 03/24/2032	1,000,000	963,522
4.00%, 03/24/2052	545,000	438,024
Kenvue, Inc.
4.85%, 05/22/2032	401,000	414,443
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	575,000	562,624
		3,015,484
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	1,169,000	1,157,687
4.63%, 09/10/2029	1,160,000	1,176,231
4.75%, 01/15/2033	415,000	415,813
5.00%, 11/15/2035	490,000	489,282
Air Lease Corp.
4.13%, 12/15/2026(3)	240,000	237,961
4.65%, 06/15/2026(3)	342,000	339,871
Aircastle, Ltd.
5.25%, 06/15/2026*(3)	677,000	676,593
Aircastle, Ltd./Aircastle Ireland DAC
5.00%, 09/15/2030*	402,000	411,031
5.25%, 03/15/2030*	449,000	463,487
Ally Financial, Inc.
6.65%, 01/17/2040	689,000	687,385
American Express Co.
4.80%, 10/24/2036	525,000	519,952
4.92%, 07/20/2033	699,000	716,036
5.09%, 01/30/2031	393,000	406,035
5.10%, 02/16/2028	1,185,000	1,197,178
5.44%, 01/30/2036	775,000	807,701
5.67%, 04/25/2036	312,000	330,414
Aviation Capital Group LLC
5.13%, 04/10/2030*	635,000	652,401
Avolon Holdings Funding, Ltd.
4.20%, 04/15/2029*	445,000	443,814
4.38%, 05/01/2026*	12,000,000	12,000,744
4.70%, 01/30/2031*	535,000	536,868
4.85%, 04/01/2033*	710,000	703,730
4.95%, 01/15/2028*	465,000	471,176
5.15%, 01/15/2030*	715,000	732,198
5.75%, 03/01/2029*	210,000	218,470
Bread Financial Holdings, Inc.
6.75%, 05/15/2031*	405,000	412,629
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	215,000	213,791
6.88%, 04/15/2030*	244,000	236,764
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029*	550,000	582,355
Capital One Financial Corp.
5.20%, 09/11/2036	970,000	967,315
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	681,000	589,110
Credit Acceptance Corp.
6.63%, 03/15/2030*	475,000	472,523
9.25%, 12/15/2028*	261,000	272,707
Equitable America Global Funding
4.30%, 12/15/2028*	397,000	399,011
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Focus Financial Partners LLC
6.75%, 09/15/2031*	$577,000	$573,964
goeasy, Ltd.
6.88%, 05/15/2030*	426,000	374,417
6.88%, 02/15/2031*	285,000	245,828
7.63%, 07/01/2029*	140,000	131,247
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	598,000	601,571
6.75%, 05/01/2033*	121,000	124,168
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	735,000	750,997
5.20%, 03/27/2028*	600,000	610,042
Mastercard, Inc.
4.35%, 01/15/2032	567,000	574,684
Nasdaq, Inc.
5.95%, 08/15/2053	303,000	314,064
6.10%, 06/28/2063	363,000	377,001
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	555,000	581,331
Planet Financial Group LLC
10.50%, 12/15/2029*	692,000	668,139
Rfna LP
7.88%, 02/15/2030*	585,000	582,369
Stellantis Financial Services US Corp.
4.95%, 09/15/2028*	335,000	337,757
Synchrony Financial
4.95%, 02/25/2032	430,000	427,462
5.15%, 03/19/2029	758,000	770,294
5.94%, 08/02/2030	460,000	477,375
USAA Capital Corp.
4.38%, 06/01/2028*	555,000	561,907
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	587,000	610,961
Visa, Inc.
4.40%, 02/12/2033	345,000	348,910
		39,982,751
Electric — 3.3%
AEP Texas, Inc.
5.85%, 10/15/2055	611,000	610,754
AEP Transmission Co. LLC
4.50%, 06/15/2052	218,000	186,376
AES Corp.
2.45%, 01/15/2031#	2,007,000	1,861,080
5.45%, 06/01/2028	778,000	795,971
5.80%, 03/15/2032	920,000	961,047
Alliant Energy Finance LLC
5.95%, 03/30/2029*	504,000	529,747
Ameren Corp.
5.70%, 12/01/2026	452,000	456,994
American Electric Power Co., Inc.
5.63%, 03/01/2033	383,000	406,277
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	570,000	576,165
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/2032*	554,000	552,370
Clearway Energy Operating LLC
3.75%, 01/15/2032*	631,000	586,852
CMS Energy Corp.
4.75%, 06/01/2050	455,000	450,114
Cometa Energia SA de CV
6.38%, 04/24/2035	573,300	601,302

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/2050	$715,000	$566,265
4.13%, 05/15/2049	378,000	305,385
4.45%, 03/15/2044	713,000	630,930
4.50%, 12/01/2045	338,000	297,231
Constellation Energy Generation LLC
5.60%, 06/15/2042	2,500,000	2,539,131
5.75%, 10/01/2041	1,000,000	1,039,771
Dhafrah Pv2 Energy Co. LLC
5.79%, 06/30/2053*	450,000	463,515
Dominion Energy, Inc.
5.25%, 08/01/2033	1,850,000	1,915,549
DTE Electric Co.
3.95%, 03/01/2049	1,045,000	840,076
DTE Energy Co.
4.88%, 06/01/2028	458,000	466,820
Duke Energy Carolinas LLC
3.55%, 03/15/2052	618,000	453,815
5.40%, 01/15/2054	475,000	465,225
Duke Energy Corp.
5.70%, 09/15/2055	570,000	558,831
5.80%, 06/15/2054	345,000	342,088
Duke Energy Florida LLC
5.95%, 11/15/2052	706,000	739,608
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	507,000	509,626
Duke Energy Progress LLC
4.00%, 04/01/2052	1,000,000	788,134
Emera US Finance LP
4.75%, 06/15/2046	1,673,000	1,446,479
Enel Finance International NV
3.50%, 04/06/2028*	1,128,000	1,116,674
4.75%, 05/25/2047*	1,025,000	903,379
5.13%, 06/26/2029*	323,000	332,765
7.75%, 10/14/2052*	1,090,000	1,343,535
Engie SA
5.25%, 04/10/2029*	510,000	528,896
5.88%, 04/10/2054*	577,000	589,355
Entergy Arkansas LLC
4.95%, 01/15/2036	170,000	171,599
Entergy Mississippi LLC
3.50%, 06/01/2051	490,000	350,527
3.85%, 06/01/2049	256,000	200,018
5.85%, 06/01/2054	360,000	363,302
Entergy Texas, Inc.
4.50%, 03/30/2039	2,730,000	2,580,957
5.00%, 09/15/2052	326,000	293,411
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	158,000	160,322
FirstEnergy Corp.
4.85%, 07/15/2047	489,000	435,877
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	2,159,000	2,207,936
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	1,850,000	1,601,695
Florida Power & Light Co.
5.15%, 06/15/2029	578,000	601,818
5.60%, 02/15/2066	241,000	239,610
Georgia Power Co.
3.25%, 03/15/2051	2,015,000	1,406,516
Indiana Michigan Power Co.
5.60%, 03/15/2056	220,000	219,275
Security Description	Shares or Principal Amount	Value

Electric (continued)
Interstate Power & Light Co.
3.50%, 09/30/2049	$1,417,000	$1,031,795
4.95%, 09/30/2034	340,000	344,133
ITC Holdings Corp.
5.30%, 07/01/2043	320,000	309,019
5.65%, 05/09/2034*	455,000	479,544
Jersey Central Power & Light Co.
5.10%, 01/15/2035	255,000	261,899
Kallpa Generacion SA
5.50%, 09/11/2035*#	600,000	607,500
Kentucky Power Co.
7.00%, 11/15/2033*	806,000	886,168
Kentucky Utilities Co.
5.85%, 08/15/2055	171,000	175,898
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	395,000	362,289
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	458,184	477,883
Minejesa Capital BV
4.63%, 08/10/2030	421,850	421,989
Narragansett Electric Co.
5.35%, 05/01/2034*	358,000	370,983
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/2027	670,000	672,209
4.12%, 09/16/2027	411,000	412,949
4.15%, 08/25/2028	200,000	201,402
4.75%, 02/07/2028	211,000	214,597
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	1,406,000	1,509,311
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	270,000	273,062
5.30%, 03/15/2032	610,000	639,423
5.90%, 03/15/2055	188,000	191,155
Niagara Energy SAC
5.75%, 10/03/2034*#	540,000	558,864
Niagara Mohawk Power Corp.
6.00%, 07/03/2055*	300,000	306,322
NRG Energy, Inc.
3.63%, 02/15/2031*	889,000	839,151
OGE Energy Corp.
5.45%, 05/15/2029	235,000	244,825
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	326,000	323,921
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,088,000	1,078,141
Pacific Gas & Electric Co.
3.95%, 12/01/2047	1,837,000	1,398,587
4.30%, 03/15/2045	2,322,000	1,879,805
4.95%, 07/01/2050	602,000	521,183
5.70%, 03/01/2035	1,780,000	1,855,942
5.80%, 05/15/2034	127,000	133,995
6.00%, 08/15/2035	45,000	47,948
6.10%, 10/15/2055	736,000	737,519
6.40%, 06/15/2033	157,000	171,057
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	778,000	768,986
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049	900,000	766,308
PG&E Recovery Funding LLC
5.23%, 06/01/2042	1,155,000	1,189,995
5.53%, 06/01/2051	1,370,000	1,416,547

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
PPL Capital Funding, Inc.
5.25%, 09/01/2034	$203,000	$209,748
Public Service Co. of Colorado
2.70%, 01/15/2051	3,123,000	1,913,608
3.70%, 06/15/2028	476,000	474,796
4.10%, 06/15/2048	1,341,000	1,090,909
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,619,000	1,450,227
5.45%, 01/15/2036	1,735,000	1,797,674
Puget Energy, Inc.
5.73%, 03/15/2035	365,000	377,655
Puget Sound Energy, Inc.
5.69%, 06/15/2054	333,000	336,518
RWE Finance US LLC
5.88%, 09/18/2055*	530,000	527,100
6.25%, 04/16/2054*	596,000	622,026
Saavi Energia SARL
8.88%, 02/10/2035*	410,000	452,640
San Diego Gas & Electric Co.
5.55%, 04/15/2054	392,000	386,150
SCE Recovery Funding LLC
5.34%, 03/15/2047	580,000	595,642
Southern California Edison Co.
5.20%, 06/01/2034	1,500,000	1,524,885
5.45%, 06/01/2031	1,650,000	1,728,547
5.88%, 12/01/2053	237,000	232,849
5.90%, 03/01/2055	435,000	428,702
6.20%, 09/15/2055	352,000	362,486
Talen Energy Supply LLC
6.25%, 02/01/2034*	302,000	307,314
6.50%, 02/01/2036*	302,000	310,507
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031*	292,000	301,808
Union Electric Co.
3.90%, 04/01/2052	856,000	665,912
Virginia Electric & Power Co.
5.55%, 08/15/2054	163,000	158,545
5.65%, 03/15/2055	1,600,000	1,575,330
Vistra Operations Co. LLC
4.30%, 10/15/2028*	507,000	507,523
5.00%, 07/31/2027*	381,000	380,451
5.70%, 12/30/2034*	3,000,000	3,108,984
6.00%, 04/15/2034*	101,000	107,072
7.75%, 10/15/2031*	160,000	169,082
Wisconsin Power & Light Co.
3.95%, 09/01/2032	306,000	298,895
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*#	398,000	413,104
8.38%, 01/15/2031*	730,000	772,961
		86,262,949
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	230,000	229,046
6.63%, 01/15/2032*	160,000	165,037
WESCO Distribution, Inc.
6.38%, 03/15/2033*	442,000	460,838
		854,921
Electronics — 0.2%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	400,000	417,914
Security Description	Shares or Principal Amount	Value

Electronics (continued)
5.60%, 05/29/2034	$377,000	$398,104
Amphenol Corp.
3.90%, 11/15/2028	376,000	377,619
4.13%, 11/15/2030	399,000	401,005
5.25%, 04/05/2034	385,000	403,302
5.30%, 11/15/2055	1,213,000	1,174,593
Imola Merger Corp.
4.75%, 05/15/2029*	320,000	314,578
Trimble, Inc.
6.10%, 03/15/2033	284,000	302,655
TTM Technologies, Inc.
4.00%, 03/01/2029*	606,000	588,094
Tyco Electronics Group SA
4.88%, 02/09/2036	441,000	447,976
5.00%, 05/09/2035#	537,000	550,357
Vontier Corp.
2.95%, 04/01/2031	789,000	732,979
		6,109,176
Energy-Alternate Sources — 0.0%
India Green Power Holdings
4.00%, 02/22/2027	280,000	274,986
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.
5.38%, 03/03/2036	252,000	252,043
MasTec, Inc.
5.90%, 06/15/2029	370,000	388,348
		640,391
Entertainment — 0.1%
Banijay Entertainment SASU
8.13%, 05/01/2029*	521,000	539,321
Flutter Treasury DAC
5.88%, 06/04/2031*	555,000	553,409
Light & Wonder International, Inc.
6.25%, 10/01/2033*	405,000	406,750
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	594,000	574,164
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	478,000	463,665
Voyager Parent LLC
9.25%, 07/01/2032*	685,000	731,457
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	585,000	410,963
		3,679,729
Environmental Control — 0.1%
Clean Harbors, Inc.
5.75%, 10/15/2033*	505,000	516,936
GFL Environmental Holdings US, Inc.
5.50%, 02/01/2034*	315,000	316,133
Waste Connections, Inc.
2.20%, 01/15/2032	568,000	509,284
Waste Management, Inc.
4.95%, 07/03/2027	570,000	578,748
		1,921,101
Food — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 03/31/2034*	315,000	313,434
6.25%, 03/15/2033*	690,000	711,514

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036*	$1,167,000	$1,205,650
Conagra Brands, Inc.
7.00%, 10/01/2028	575,000	614,962
Hershey Co.
4.55%, 02/24/2028	323,000	328,296
Hormel Foods Corp.
4.80%, 03/30/2027	539,000	544,610
Indofood CBP Sukses Makmur Tbk PT
3.54%, 04/27/2032	400,000	373,943
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033*	525,000	538,825
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	1,300,000	1,334,046
5.95%, 04/20/2035	295,000	312,780
6.38%, 04/15/2066	895,000	910,985
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	855,000	778,524
3.75%, 12/01/2031	1,100,000	1,049,133
6.50%, 12/01/2052	600,000	633,990
Kellanova
7.45%, 04/01/2031	887,000	1,021,948
Kraft Heinz Foods Co.
4.38%, 06/01/2046	2,127,000	1,745,840
4.88%, 10/01/2049	387,000	333,605
5.20%, 03/15/2032	290,000	300,617
Kroger Co.
3.88%, 10/15/2046	472,000	373,259
5.00%, 09/15/2034	567,000	576,513
5.50%, 09/15/2054	720,000	696,026
5.65%, 09/15/2064	835,000	807,093
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	379,000	389,423
Mars, Inc.
4.65%, 04/20/2031*	703,000	723,294
5.65%, 05/01/2045*	1,754,000	1,795,016
5.70%, 05/01/2055*	324,000	328,553
Performance Food Group, Inc.
4.25%, 08/01/2029*	150,000	147,170
5.63%, 03/01/2034*	270,000	270,903
Post Holdings, Inc.
6.25%, 10/15/2034*#	413,000	421,809
Sysco Corp.
4.40%, 07/25/2031	300,000	301,102
4.45%, 03/15/2048	392,000	335,965
4.50%, 04/01/2046	311,000	269,808
5.10%, 09/23/2030	360,000	373,716
		20,862,352
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
4.40%, 06/30/2028*	195,000	197,371
Inversiones CMPC SA
6.13%, 02/26/2034*#	550,000	562,224
Suzano Austria GmbH
5.00%, 01/15/2030	200,000	201,626
Suzano Netherlands BV
5.50%, 01/15/2036	550,000	555,775
		1,516,996
Security Description	Shares or Principal Amount	Value

Gas — 0.2%
Atmos Energy Corp.
5.75%, 10/15/2052	$509,000	$522,539
KeySpan Gas East Corp.
5.99%, 03/06/2033*	1,559,000	1,665,579
NiSource, Inc.
5.20%, 07/01/2029	750,000	776,636
5.85%, 04/01/2055	164,000	165,411
Southern California Gas Co.
5.60%, 04/01/2054	586,000	577,187
Southern Co. Gas Capital Corp.
5.10%, 09/15/2035	380,000	387,017
		4,094,369
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
6.71%, 03/15/2060	733,000	736,083
Healthcare-Products — 0.4%
Abbott Laboratories
4.75%, 03/15/2038	352,000	350,955
5.50%, 03/15/2056	373,000	374,282
Agilent Technologies, Inc.
2.30%, 03/12/2031	893,000	815,488
2.75%, 09/15/2029	704,000	674,679
Avantor Funding, Inc.
3.88%, 11/01/2029*	605,000	577,563
Baxter International, Inc.
5.65%, 12/15/2035	239,000	243,034
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	705,000	724,364
Insulet Corp.
6.50%, 04/01/2033*	496,000	515,877
Medline Borrower LP
3.88%, 04/01/2029*	396,000	389,470
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	185,000	190,915
Solventum Corp.
5.60%, 03/23/2034	904,000	945,173
STERIS PLC
3.75%, 03/15/2051	597,000	454,249
Stryker Corp.
4.85%, 12/08/2028	769,000	789,956
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	406,000	410,590
4.90%, 02/12/2036	915,000	930,865
5.00%, 01/31/2029	980,000	1,012,362
		9,399,822
Healthcare-Services — 0.8%
Cigna Group
2.38%, 03/15/2031	296,000	271,299
2.40%, 03/15/2030	561,000	527,759
3.20%, 03/15/2040	1,423,000	1,137,286
3.40%, 03/15/2050	880,000	623,697
3.88%, 10/15/2047	225,000	175,142
4.38%, 10/15/2028	289,000	291,998
5.00%, 05/15/2029	485,000	499,769
Concentra Health Services, Inc.
6.88%, 07/15/2032*	541,000	564,882
Elevance Health, Inc.
5.70%, 09/15/2055	239,000	236,161
6.10%, 10/15/2052#	515,000	534,344
HCA, Inc.
3.38%, 03/15/2029	747,000	733,937

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
3.50%, 09/01/2030	$1,496,000	$1,449,272
3.50%, 07/15/2051	1,634,000	1,127,927
3.63%, 03/15/2032	303,000	288,720
4.63%, 03/15/2052	624,000	516,825
4.90%, 11/15/2035	700,000	697,084
5.25%, 06/15/2049	638,000	584,904
5.45%, 04/01/2031	1,082,000	1,133,061
5.50%, 03/01/2032	428,000	449,005
5.75%, 03/01/2035	727,000	769,582
Humana, Inc.
4.88%, 04/01/2030	382,000	387,368
5.88%, 03/01/2033	479,000	501,438
Quest Diagnostics, Inc.
5.00%, 12/15/2034	474,000	485,533
Roche Holdings, Inc.
4.37%, 12/02/2032*#	436,000	440,903
5.49%, 11/13/2030*	1,717,000	1,827,030
Sotera Health Holdings LLC
7.38%, 06/01/2031*	447,000	470,342
Star Parent, Inc.
9.00%, 10/01/2030*	480,000	487,183
Tenet Healthcare Corp.
5.50%, 11/15/2032*	340,000	344,227
6.00%, 11/15/2033*	425,000	439,208
UnitedHealth Group, Inc.
4.25%, 06/15/2048	706,000	583,140
4.75%, 05/15/2052	1,335,000	1,162,635
4.90%, 04/15/2031	401,000	414,577
4.95%, 05/15/2062	569,000	496,532
		20,652,770
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033*	570,000	575,329
Lennar Corp.
5.20%, 07/30/2030	265,000	274,445
Mattamy Group Corp.
4.63%, 03/01/2030*	575,000	561,357
6.00%, 12/15/2033*	110,000	108,271
		1,519,402
Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	568,000	557,065
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	512,000	514,810
Aon North America, Inc.
5.30%, 03/01/2031	2,030,000	2,118,870
5.75%, 03/01/2054	434,000	429,574
Arthur J. Gallagher & Co.
5.75%, 03/02/2053	357,000	347,098
Assurant, Inc.
5.55%, 02/15/2036	523,000	531,371
Asurion LLC & Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	1,015,000	1,066,063
8.38%, 02/01/2034*	246,000	244,811
Athene Global Funding
1.73%, 10/02/2026*	1,718,000	1,694,440
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	348,000	349,141
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Chubb INA Holdings LLC
4.65%, 08/15/2029	$797,000	$818,054
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	1,393,000	1,379,389
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	685,000	705,103
F&G Global Funding
2.30%, 04/11/2027*	1,082,000	1,059,604
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	960,000	645,179
Manulife Financial Corp.
4.99%, 12/11/2035	333,000	334,136
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	423,000	426,891
Meiji Yasuda Life Insurance Co.
5.80%, 09/11/2054*	703,000	716,738
New York Life Global Funding
4.85%, 01/09/2028*	291,000	296,645
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	379,000	382,173
5.16%, 05/28/2031*	1,000,000	1,043,316
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055*	240,000	258,955
Pacific Life Insurance Co.
5.95%, 09/15/2055*	506,000	514,024
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	605,000	615,494
Pricoa Global Funding I
4.65%, 08/27/2031*	298,000	303,391
Prudential Financial, Inc.
3.91%, 12/07/2047	428,000	329,849
5.70%, 09/15/2048	348,000	350,441
Prudential Funding Asia PLC
3.13%, 04/14/2030	396,000	382,388
Unum Group
5.25%, 12/15/2035	287,000	285,475
Willis North America, Inc.
4.55%, 03/15/2031	409,000	409,291
4.65%, 06/15/2027	705,000	709,627
		19,819,406
Internet — 0.6%
Alphabet, Inc.
4.40%, 02/15/2033	523,000	527,610
5.30%, 05/15/2065	336,000	318,595
5.35%, 11/15/2045	343,000	344,482
5.50%, 02/15/2046	530,000	539,699
5.65%, 02/15/2056	775,000	793,025
5.70%, 11/15/2075	343,000	342,774
5.75%, 02/15/2066	475,000	483,723
Amazon.com, Inc.
3.90%, 11/20/2028	895,000	899,877
4.05%, 08/22/2047	300,000	248,155
4.10%, 11/20/2030	597,000	601,387
5.55%, 11/20/2065	1,028,000	1,006,421
Expedia Group, Inc.
2.95%, 03/15/2031	425,000	394,921
Gen Digital, Inc.
6.25%, 04/01/2033*	65,000	64,688
7.13%, 09/30/2030*	382,000	387,968
GrubHub Holdings, Inc.
13.00%, 07/31/2030*(4)	715,575	478,590

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
ION Platform Finance US, Inc./ION Platform Finance SARL
4.63%, 05/01/2028*	$628,000	$581,174
9.50%, 05/30/2029*	200,000	187,866
Match Group Holdings II LLC
3.63%, 10/01/2031*	123,000	111,609
4.13%, 08/01/2030*	356,000	338,314
6.13%, 09/15/2033*	215,000	214,411
Meituan
3.05%, 10/28/2030	624,000	588,748
Meta Platforms, Inc.
4.88%, 11/15/2035	1,260,000	1,272,546
5.40%, 08/15/2054	875,000	826,118
5.50%, 11/15/2045	1,613,000	1,593,580
5.55%, 08/15/2064	239,000	225,183
5.63%, 11/15/2055	1,490,000	1,458,450
Prosus NV
4.03%, 08/03/2050	820,000	584,911
Uber Technologies, Inc.
4.80%, 09/15/2034	405,000	406,174
4.80%, 09/15/2035	192,000	191,123
Wayfair LLC
6.75%, 11/15/2032*	400,000	407,678
		16,419,800
Investment Companies — 0.0%
HA Sustainable Infrastructure Capital, Inc.
6.75%, 07/15/2035	185,000	194,805
7.13%, 11/15/2056	207,000	206,943
8.00%, 06/01/2056	345,000	363,413
		765,161
Iron/Steel — 0.2%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	804,000	816,563
7.63%, 01/15/2034*	175,000	179,598
Commercial Metals Co.
3.88%, 02/15/2031	560,000	532,476
5.75%, 11/15/2033*	50,000	51,014
6.00%, 12/15/2035*	100,000	102,425
Mineral Resources, Ltd.
7.00%, 04/01/2031*	116,000	122,002
8.50%, 05/01/2030*	25,000	25,849
9.25%, 10/01/2028*	283,000	296,401
Nucor Corp.
4.30%, 05/23/2027	476,000	478,931
Steel Dynamics, Inc.
4.00%, 12/15/2028	275,000	275,229
5.38%, 08/15/2034	271,000	281,647
Usiminas International SARL
7.50%, 01/27/2032*	400,000	417,168
Vale Overseas, Ltd.
6.40%, 06/28/2054#	430,000	451,027
		4,030,330
Leisure Time — 0.1%
Carnival Corp.
5.75%, 08/01/2032*	235,000	243,883
6.13%, 02/15/2033*	595,000	615,977
NCL Corp., Ltd.
6.75%, 02/01/2032*	1,013,000	1,043,223
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	$497,000	$514,862
		2,417,945
Lodging — 0.2%
Gohl Capital, Ltd.
4.25%, 01/24/2027	540,000	537,438
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	330,000	310,512
5.00%, 06/01/2029*	321,000	313,284
Marriott International, Inc.
2.85%, 04/15/2031	406,000	380,140
3.50%, 10/15/2032	359,000	339,080
4.50%, 05/01/2033	301,000	300,010
5.50%, 04/15/2037	229,000	236,651
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	441,000	430,746
Sands China, Ltd.
2.85%, 03/08/2029	440,000	421,096
3.10%, 03/08/2029	360,000	344,533
4.38%, 06/18/2030	858,000	847,819
Station Casinos LLC
6.63%, 03/15/2032*	618,000	632,660
Travel & Leisure Co.
4.50%, 12/01/2029*	416,000	407,521
6.13%, 09/01/2033*	330,000	335,434
		5,836,924
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
3.95%, 11/14/2028	895,000	899,878
4.10%, 08/15/2028	458,000	462,272
4.40%, 03/03/2028	362,000	366,983
GE Vernova, Inc.
4.88%, 02/04/2036	252,000	255,189
5.50%, 02/04/2056	368,000	365,100
Vertiv Holdings Co.
4.85%, 03/15/2036	87,000	86,665
5.65%, 03/15/2046	110,000	109,249
		2,545,336
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	554,000	560,949
CNH Industrial Capital LLC
4.50%, 10/16/2030	438,000	441,856
Deere & Co.
5.45%, 01/16/2035	322,000	343,781
Deere Funding Canada Corp.
4.15%, 10/09/2030	408,000	410,543
John Deere Capital Corp.
4.40%, 09/08/2031	567,000	578,400
4.90%, 03/07/2031	350,000	364,453
nVent Finance SARL
2.75%, 11/15/2031	538,000	487,514
		3,187,496
Media — 0.7%
Belo Corp.
7.25%, 09/15/2027	216,000	223,710
Cable One, Inc.
4.00%, 11/15/2030*#	692,000	479,056

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*#	$425,000	$370,218
5.38%, 06/01/2029*	367,000	366,127
6.38%, 09/01/2029*	153,000	155,038
7.00%, 02/01/2033*	565,000	577,682
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,426,000	1,027,282
3.85%, 04/01/2061	454,000	274,541
4.80%, 03/01/2050	2,058,000	1,567,910
5.38%, 05/01/2047	276,000	230,043
6.38%, 10/23/2035	192,000	200,557
Comcast Corp.
3.40%, 04/01/2030	535,000	523,311
4.60%, 10/15/2038	1,194,000	1,128,897
5.17%, 01/15/2037*	2,326,000	2,341,968
5.30%, 06/01/2034	1,000,000	1,044,803
5.50%, 05/15/2064#	370,000	340,813
Cox Communications, Inc.
5.45%, 09/01/2034*	474,000	469,355
5.95%, 09/01/2054*	342,000	306,634
CSC Holdings LLC
4.13%, 12/01/2030*	250,000	152,518
4.50%, 11/15/2031*	455,000	273,069
6.50%, 02/01/2029*	545,000	344,304
Fox Corp.
5.58%, 01/25/2049#	482,000	458,014
Paramount Global
5.25%, 04/01/2044	302,000	201,205
5.85%, 09/01/2043	119,000	88,149
6.25%, 02/28/2057	513,000	397,729
6.38%, 03/30/2062	181,000	142,085
Sirius XM Radio LLC
5.88%, 04/15/2032*	225,000	224,466
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	486,000	445,750
4.00%, 07/15/2028*	308,000	300,683
Sunrise FinCo I BV
4.88%, 07/15/2031*	611,000	582,469
TEGNA, Inc.
4.63%, 03/15/2028	175,000	174,504
Time Warner Cable LLC
6.55%, 05/01/2037	2,022,000	2,081,469
Univision Communications, Inc.
7.38%, 06/30/2030*	355,000	355,007
8.50%, 07/31/2031*	330,000	337,724
9.38%, 08/01/2032*	285,000	301,577
Virgin Media Finance PLC
5.00%, 07/15/2030*	212,000	177,621
		18,666,288
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.
5.38%, 03/01/2034*	315,000	317,400
Mining — 0.3%
Anglo American Capital PLC
5.75%, 04/05/2034*	1,330,000	1,412,641
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	520,000	502,442
BHP Billiton Finance USA, Ltd.
5.75%, 09/05/2055	335,000	349,797
Security Description	Shares or Principal Amount	Value

Mining (continued)
Capstone Copper Corp.
6.75%, 03/31/2033*	$543,000	$561,156
Endeavour Mining PLC
7.00%, 05/28/2030*	400,000	413,979
Fortescue Treasury Pty, Ltd.
4.38%, 04/01/2031*	560,000	542,805
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	339,000	341,683
Minera Mexico SA de CV
4.50%, 01/26/2050	330,000	282,599
5.63%, 02/12/2032*	450,000	468,810
Minsur SA
4.50%, 10/28/2031	400,000	388,073
Navoi Mining & Metallurgical Co.
6.70%, 10/17/2028*	280,000	290,109
Novelis Corp.
6.38%, 08/15/2033*	508,000	513,529
South32 Treasury, Ltd.
4.35%, 04/14/2032*	672,000	663,149
Stillwater Mining Co.
4.00%, 11/16/2026	350,000	348,029
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.
5.85%, 05/13/2032*	605,000	633,885
		7,712,686
Miscellaneous Manufacturing — 0.1%
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*	685,000	628,199
Siemens Funding BV
4.90%, 05/28/2032*	567,000	588,528
5.80%, 05/28/2055*	208,000	219,759
5.90%, 05/28/2065*	206,000	218,029
		1,654,515
Multi-National — 0.1%
Africa Finance Corp.
5.55%, 10/08/2029*	560,000	574,973
European Investment Bank
3.25%, 11/15/2027	1,554,000	1,549,557
Inter-American Development Bank
1.13%, 07/20/2028	1,599,000	1,515,819
		3,640,349
Oil & Gas — 1.0%
APA Corp.
4.38%, 10/15/2028	234,000	234,608
5.35%, 07/01/2049	1,324,000	1,154,131
BP Capital Markets America, Inc.
3.54%, 04/06/2027	1,108,000	1,105,398
Chevron USA, Inc.
4.20%, 10/15/2049	577,000	496,142
Comstock Resources, Inc.
5.88%, 01/15/2030*	378,000	364,295
6.75%, 03/01/2029*	211,000	210,184
ConocoPhillips Co.
5.50%, 01/15/2055	700,000	687,415
Coterra Energy, Inc.
5.40%, 02/15/2035	1,417,000	1,461,260
5.90%, 02/15/2055	769,000	764,897
Crescent Energy Finance LLC
7.38%, 01/15/2033*	211,000	209,621
DBR Land Holdings LLC
6.25%, 12/01/2030*	405,000	417,717

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Devon Energy Corp.
5.75%, 09/15/2054	$253,000	$246,546
Diamondback Energy, Inc.
4.40%, 03/24/2051#	335,000	277,134
6.25%, 03/15/2053	688,000	716,389
Eni SpA
5.95%, 05/15/2054*	490,000	502,687
Hess Corp.
6.00%, 01/15/2040	736,000	806,570
HF Sinclair Corp.
5.00%, 02/01/2028	402,000	401,377
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	873,000	850,361
7.25%, 02/15/2035*	345,000	341,699
KazMunayGas National Co. JSC
3.50%, 04/14/2033#	250,000	229,843
6.38%, 10/24/2048	600,000	614,428
Murphy Oil Corp.
6.50%, 02/15/2034	525,000	524,997
Northern Oil & Gas, Inc.
7.88%, 10/15/2033*	557,000	569,433
Occidental Petroleum Corp.
4.40%, 04/15/2046	98,000	80,199
6.13%, 01/01/2031	536,000	576,151
6.45%, 09/15/2036	646,000	703,658
7.50%, 05/01/2031	264,000	300,604
ORLEN SA
6.00%, 01/30/2035*	700,000	745,137
Ovintiv, Inc.
6.25%, 07/15/2033	1,000,000	1,079,157
Pertamina Hulu Energi PT
5.25%, 05/21/2030*	510,000	520,044
Pertamina Persero PT
4.70%, 07/30/2049	1,500,000	1,259,147
Pioneer Natural Resources Co.
2.15%, 01/15/2031	495,000	455,587
PTTEP Treasury Center Co., Ltd.
2.59%, 06/10/2027	360,000	353,296
Santos Finance, Ltd.
5.75%, 11/13/2035*	225,000	230,072
Saudi Arabian Oil Co.
5.88%, 07/17/2064*	425,000	412,877
Shell Finance US, Inc.
4.13%, 11/06/2030	310,000	312,469
SM Energy Co.
8.63%, 11/01/2030*	283,000	299,512
9.63%, 06/15/2033*	280,000	309,606
Southwestern Energy Co.
4.75%, 02/01/2032	571,000	570,058
Sunoco LP
5.63%, 03/15/2031*	85,000	85,731
5.88%, 03/15/2034*	845,000	848,375
Talos Production, Inc.
9.38%, 02/01/2031*	518,000	551,159
TotalEnergies Capital SA
5.43%, 09/10/2064	513,000	490,149
TotalEnergies Capital USA LLC
4.25%, 01/13/2031	395,000	398,539
Valaris, Ltd.
8.38%, 04/30/2030*	561,000	588,328
Vital Energy, Inc.
7.88%, 04/15/2032*	670,000	682,552
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	$411,000	$421,835
Woodside Finance, Ltd.
5.40%, 05/19/2030	863,000	895,328
		26,356,702
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032*	350,000	364,225
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034*	295,000	298,683
Kodiak Gas Services LLC
6.50%, 10/01/2033*	106,000	109,310
6.75%, 10/01/2035*	110,000	114,938
7.25%, 02/15/2029*	387,000	401,292
WBI Operating LLC
6.25%, 10/15/2030*	325,000	331,253
6.50%, 10/15/2033*	225,000	228,656
		1,848,357
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	104,000	96,137
AptarGroup, Inc.
4.75%, 03/30/2031	608,000	617,033
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.25%, 01/30/2031*	455,000	465,699
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	512,000	509,743
Crown Americas LLC
5.25%, 04/01/2030	395,000	404,222
5.88%, 06/01/2033*	155,000	159,251
Iris Holding, Inc.
10.00%, 12/15/2028*#	603,000	550,765
Packaging Corp. of America
5.70%, 12/01/2033	1,578,000	1,682,410
Silgan Holdings, Inc.
4.13%, 02/01/2028	241,000	238,805
Sonoco Products Co.
4.60%, 09/01/2029	494,000	500,878
5.00%, 09/01/2034#	403,000	406,973
		5,631,916
Pharmaceuticals — 1.2%
AbbVie, Inc.
4.05%, 11/21/2039	3,014,000	2,728,227
4.25%, 11/21/2049	758,000	637,762
4.40%, 03/15/2033	453,000	454,900
4.75%, 03/15/2036	705,000	708,693
4.95%, 03/15/2031	440,000	458,059
5.55%, 03/15/2056	845,000	850,210
Astrazeneca Finance LLC
4.85%, 02/26/2029	686,000	706,841
4.88%, 03/03/2028	605,000	618,385
4.90%, 03/03/2030	654,000	677,961
Becton Dickinson & Co.
4.30%, 08/22/2032	720,000	721,839
4.69%, 02/13/2028	1,766,000	1,790,142
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	658,000	615,550
3.25%, 08/01/2042	621,000	486,081

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
4.25%, 10/26/2049	$547,000	$455,044
5.75%, 02/01/2031	604,000	649,213
Cardinal Health, Inc.
4.50%, 09/15/2030	275,000	278,978
4.50%, 11/15/2044	651,000	567,234
4.60%, 03/15/2043	2,790,000	2,505,345
5.13%, 02/15/2029	511,000	527,053
5.75%, 11/15/2054#	232,000	234,373
Cencora, Inc.
4.30%, 12/15/2047	1,108,000	953,436
5.13%, 02/15/2034	1,774,000	1,840,189
5.65%, 02/13/2056	184,000	185,018
CVS Health Corp.
5.13%, 07/20/2045	2,452,000	2,243,969
5.55%, 06/01/2031	510,000	538,104
Eli Lilly & Co.
3.10%, 05/15/2027	193,000	191,878
4.60%, 08/14/2034	392,000	398,034
4.70%, 02/09/2034	908,000	929,009
4.75%, 02/12/2030	403,000	416,441
5.65%, 10/15/2065	241,000	243,973
EMD Finance LLC
5.00%, 10/15/2035*	439,000	443,218
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	399,000	408,042
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	614,000	588,228
12.25%, 04/15/2029*	475,000	507,389
McKesson Corp.
4.95%, 05/30/2032	702,000	731,438
Merck & Co. Inc.
5.70%, 12/04/2065	239,000	239,938
Novartis Capital Corp.
4.00%, 09/18/2031	377,000	378,294
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	476,000	485,897
5.11%, 05/19/2043	1,269,000	1,234,963
5.30%, 05/19/2053	490,000	469,163
5.34%, 05/19/2063	1,096,000	1,028,550
Pfizer, Inc.
3.88%, 11/15/2027	458,000	460,205
Takeda Pharmaceutical Co., Ltd.
3.18%, 07/09/2050	538,000	369,048
5.65%, 07/05/2044	253,000	258,627
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 12/01/2032	275,000	291,817
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030	275,000	285,385
		32,792,143
Pipelines — 1.4%
Acu Petroleo Luxembourg SARL
7.50%, 07/13/2035	253,091	261,160
Cheniere Energy Partners LP
5.55%, 10/30/2035	710,000	736,788
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	278,000	285,991
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	2,050,000	2,135,229
5.96%, 02/15/2055*	1,390,000	1,411,630
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033*	$514,000	$531,631
8.63%, 03/15/2029*	228,000	238,068
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	385,000	409,282
EIG Pearl Holdings SARL
3.55%, 08/31/2036	581,950	539,590
Enbridge, Inc.
4.60%, 06/20/2028	216,000	218,902
Energy Transfer LP
4.90%, 03/15/2035	798,000	796,357
4.95%, 05/15/2028	450,000	458,368
5.15%, 02/01/2043	336,000	308,377
5.35%, 01/15/2036	337,000	342,627
5.35%, 05/15/2045	744,000	687,041
5.40%, 10/01/2047	1,735,000	1,600,998
6.13%, 12/15/2045	386,000	390,195
Enterprise Products Operating LLC
3.70%, 01/31/2051	163,000	121,993
4.60%, 01/15/2031	276,000	282,185
Excelerate Energy LP
8.00%, 05/15/2030*	540,000	572,417
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034	734,149	669,666
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/2034	90,000	91,038
7.88%, 05/15/2032	712,000	745,312
8.00%, 05/15/2033	90,000	95,155
GNL Quintero SA
4.63%, 07/31/2029	519,120	521,836
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	2,927,000	2,895,376
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036	350,000	367,063
6.51%, 02/23/2042	360,000	394,816
Harvest Midstream I LP
7.50%, 09/01/2028*	315,000	318,510
7.50%, 05/15/2032*	553,000	574,005
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	75,000	77,511
7.38%, 07/15/2032*	592,000	624,746
ITT Holdings LLC
6.50%, 08/01/2029*	806,000	783,030
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	1,091,000	1,069,853
MPLX LP
4.80%, 02/15/2031	639,000	652,333
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	518,000	536,839
8.38%, 02/15/2032*	177,000	185,656
NGPL PipeCo LLC
3.25%, 07/15/2031*	550,000	515,846
Northern Natural Gas Co.
5.63%, 02/01/2054*	332,000	327,437
NuStar Logistics LP
6.38%, 10/01/2030	99,000	104,231
ONEOK Partners LP
6.65%, 10/01/2036	2,940,000	3,268,173
ONEOK, Inc.
4.75%, 10/15/2031	910,000	923,060

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	$284,000	$239,212
5.60%, 01/15/2036	234,000	239,892
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	313,110	333,255
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	220,000	222,376
5.03%, 10/01/2029	255,000	260,738
Targa Resources Corp.
4.90%, 09/15/2030	1,212,000	1,244,645
5.40%, 07/30/2036	212,000	215,914
Transcontinental Gas Pipe Line Co. LLC
5.75%, 03/15/2056*	271,000	272,772
Transportadora de Gas del Peru SA
4.25%, 04/30/2028	318,000	317,953
Venture Global LNG, Inc.
8.38%, 06/01/2031*	1,066,000	1,091,624
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030*	32,000	33,242
6.50%, 06/15/2034*	162,000	170,094
7.50%, 05/01/2033*	80,000	88,746
7.75%, 05/01/2035*	460,000	521,744
Western Midstream Operating LP
5.30%, 03/01/2048	190,000	167,831
5.50%, 12/15/2035	195,000	196,681
Williams Cos., Inc.
5.60%, 03/15/2035	540,000	567,498
5.65%, 03/15/2033	470,000	497,338
5.75%, 06/24/2044	1,251,000	1,268,226
5.95%, 03/15/2056	274,000	278,163
6.00%, 03/15/2055	145,000	148,755
		36,447,020
Real Estate — 0.1%
Aldar Investment Properties Sukuk, Ltd.
5.25%, 03/25/2035#	400,000	405,363
CBRE Services, Inc.
4.90%, 01/15/2033	287,000	290,611
Corp. Inmobiliaria Vesta SAB de CV
5.50%, 01/30/2033*	300,000	301,110
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	542,000	543,467
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	423,000	442,004
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	641,000	631,595
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	1,061,000	963,211
Sobha Sukuk, Ltd.
8.00%, 02/19/2029	250,000	259,202
		3,836,563
REITS — 0.6%
American Tower Corp.
2.30%, 09/15/2031	1,665,000	1,497,134
4.70%, 12/15/2032	199,000	201,290
5.20%, 02/15/2029	1,879,000	1,940,205
Arbor Realty SR, Inc.
7.88%, 07/15/2030*	735,000	677,546
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	529,000	563,879
Security Description	Shares or Principal Amount	Value

REITS (continued)
Brixmor Operating Partnership LP
2.50%, 08/16/2031	$1,000,000	$909,124
Crown Castle, Inc.
5.00%, 01/11/2028	399,000	405,975
5.60%, 06/01/2029	979,000	1,019,837
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/2033	1,035,000	1,038,833
Essex Portfolio LP
1.65%, 01/15/2031	1,000,000	882,661
FIBRA Prologis
5.50%, 11/26/2035*	240,000	243,240
5.63%, 01/14/2038*	325,000	328,539
Goodman US Finance Six LLC
5.13%, 10/07/2034*	226,000	230,055
Host Hotels & Resorts LP
3.50%, 09/15/2030	1,483,000	1,420,595
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	104,000	103,272
4.75%, 06/15/2029*	493,000	488,216
LXP Industrial Trust
2.38%, 10/01/2031	266,000	236,114
National Health Investors, Inc.
5.35%, 02/01/2033	129,000	130,461
NNN REIT, Inc.
5.50%, 06/15/2034	430,000	449,512
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/2034*	420,000	423,064
Service Properties Trust
Zero Coupon, 09/30/2028*	24,000	21,890
8.88%, 06/15/2032	542,000	544,032
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	456,000	474,251
UDR, Inc.
2.10%, 08/01/2032	583,000	507,369
Ventas Realty LP
2.50%, 09/01/2031	1,000,000	909,923
Weyerhaeuser Co.
4.00%, 03/09/2052	270,000	208,340
		15,855,357
Retail — 0.4%
Arcos Dorados BV
6.38%, 01/29/2032	400,000	425,352
AutoNation, Inc.
4.45%, 01/15/2029	228,000	229,709
AutoZone, Inc.
6.25%, 11/01/2028	319,000	336,935
Brinker International, Inc.
8.25%, 07/15/2030*	371,000	390,806
Darden Restaurants, Inc.
4.35%, 10/15/2027	295,000	297,021
El Puerto de Liverpool SAB de CV
5.75%, 02/10/2038*	410,000	408,462
6.26%, 01/22/2032*	300,000	319,265
Falabella SA
3.38%, 01/15/2032	350,000	316,666
FirstCash, Inc.
4.63%, 09/01/2028*	227,000	224,238
5.63%, 01/01/2030*	273,000	271,622
6.88%, 03/01/2032*	65,000	67,080
Home Depot, Inc.
4.90%, 04/15/2029	337,000	347,571

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Kohl's Corp.
5.13%, 05/01/2031	$309,000	$261,510
LBM Acquisition LLC
6.25%, 01/15/2029*#	567,000	432,293
9.50%, 06/15/2031*	305,000	284,473
McDonald's Corp.
3.63%, 09/01/2049	1,673,000	1,261,299
4.45%, 03/01/2047	1,334,000	1,167,301
4.80%, 08/14/2028	1,022,000	1,045,704
Murphy Oil USA, Inc.
4.75%, 09/15/2029	577,000	571,588
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	644,000	640,873
Park River Holdings, Inc.
8.00%, 03/15/2031*	353,000	355,264
8.75%, 12/31/2030*	235,264	225,874
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031*	345,000	336,939
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/2032*	575,000	581,831
QXO Building Products, Inc.
6.75%, 04/30/2032*	321,000	332,465
		11,132,141
Savings & Loans — 0.1%
Nationwide Building Society
5.54%, 07/14/2036*	2,010,000	2,087,047
Semiconductors — 0.5%
Amkor Technology, Inc.
5.88%, 10/01/2033*	345,000	352,052
Applied Materials, Inc.
4.60%, 01/15/2036	336,000	334,501
Broadcom, Inc.
2.45%, 02/15/2031	874,000	807,876
3.19%, 11/15/2036*	2,204,000	1,901,334
4.80%, 02/15/2036	412,000	413,017
4.90%, 07/15/2032	382,000	393,449
5.05%, 07/12/2029	1,600,000	1,655,497
Foundry JV Holdco LLC
5.88%, 01/25/2034*	896,000	935,515
6.15%, 01/25/2032*	562,000	602,841
Intel Corp.
3.25%, 11/15/2049	1,160,000	759,446
3.73%, 12/08/2047	1,111,000	804,315
4.15%, 08/05/2032	345,000	337,536
5.70%, 02/10/2053	338,000	321,012
Marvell Technology, Inc.
2.95%, 04/15/2031	1,100,000	1,028,139
5.45%, 07/15/2035	1,471,000	1,531,362
Micron Technology, Inc.
5.30%, 01/15/2031	399,000	419,066
QUALCOMM, Inc.
4.75%, 05/20/2032	284,000	291,927
SK Hynix, Inc.
2.38%, 01/19/2031	650,000	603,692
Texas Instruments, Inc.
4.60%, 02/15/2028#	434,000	441,126
		13,933,703
Software — 0.6%
Adobe, Inc.
4.75%, 01/17/2028	411,000	418,851
Security Description	Shares or Principal Amount	Value

Software (continued)
Capstone Borrower, Inc.
8.00%, 06/15/2030*	$322,000	$279,993
Cloud Software Group, Inc.
6.50%, 03/31/2029*	473,000	463,860
6.63%, 08/15/2033*	295,000	278,420
Fiserv, Inc.
5.15%, 08/12/2034	670,000	668,043
Open Text Corp.
3.88%, 12/01/2029*	360,000	324,017
Oracle Corp.
3.60%, 04/01/2050	1,350,000	844,462
3.80%, 11/15/2037	2,967,000	2,440,113
3.95%, 03/25/2051	255,000	168,799
4.00%, 11/15/2047	835,000	575,759
4.45%, 09/26/2030	397,000	389,359
4.80%, 09/26/2032	585,000	571,618
5.50%, 08/03/2035	367,000	362,792
5.70%, 02/04/2036	1,096,000	1,096,614
5.88%, 09/26/2045	628,000	569,009
5.95%, 09/26/2055	701,000	616,876
6.50%, 04/15/2038	422,000	437,236
6.55%, 02/04/2046	250,000	243,613
6.70%, 02/04/2056	1,270,000	1,231,595
6.85%, 02/04/2066	555,000	531,697
Rackspace Finance LLC
3.50%, 05/15/2028*	884,400	359,840
Roper Technologies, Inc.
4.25%, 09/15/2028	310,000	311,396
4.75%, 02/15/2032	425,000	428,768
Synopsys, Inc.
5.70%, 04/01/2055	815,000	814,529
		14,427,259
Telecommunications — 1.1%
Altice Financing SA
5.00%, 01/15/2028*	870,000	613,059
AT&T, Inc.
3.85%, 06/01/2060	709,000	495,125
4.50%, 05/15/2035	6,079,000	5,924,351
4.75%, 04/30/2033	362,000	366,942
4.75%, 05/15/2046	125,000	109,971
4.90%, 08/15/2037	2,007,000	1,980,376
5.70%, 11/01/2054	691,000	670,430
6.05%, 08/15/2056	172,000	175,070
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	357,000	372,732
7.00%, 09/15/2055	270,000	285,780
Bharti Airtel, Ltd.
3.25%, 06/03/2031	300,000	287,420
Black Pearl Compute LLC
6.13%, 02/15/2031*	508,000	519,914
C&W Senior Finance, Ltd.
9.00%, 01/15/2033*	510,000	527,712
Cisco Systems, Inc.
5.10%, 02/24/2035	871,000	904,008
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*	378,000	401,123
Flash Compute LLC
7.25%, 12/31/2030*	120,000	122,834
Iliad Holding SAS
7.00%, 04/15/2032*	672,000	689,850
Iliad Holding SASU
8.50%, 04/15/2031*	200,000	214,283

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
MTN Mauritius Investments, Ltd.
6.50%, 10/13/2026	$300,000	$302,568
NTT Finance Corp.
5.17%, 07/16/2032*	239,000	247,088
Orange SA
4.00%, 01/13/2029*#	323,000	324,005
4.25%, 01/13/2031*	272,000	272,443
5.00%, 01/13/2036*	2,216,000	2,225,744
Rogers Communications, Inc.
7.13%, 04/15/2055	446,000	472,346
Sable International Finance, Ltd.
7.13%, 10/15/2032*	310,000	313,866
STC Sukuk Co. II, Ltd.
4.49%, 01/15/2031*	700,000	701,794
Telefonica Emisiones SA
4.90%, 03/06/2048	251,000	215,767
5.21%, 03/08/2047	500,000	450,010
T-Mobile USA, Inc.
3.00%, 02/15/2041	1,786,000	1,358,823
3.60%, 11/15/2060	379,000	255,036
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030*	400,000	420,378
Verizon Communications, Inc.
2.85%, 09/03/2041	874,000	640,483
3.00%, 11/20/2060	684,000	408,134
3.40%, 03/22/2041	388,000	308,921
3.88%, 03/01/2052	268,000	202,245
4.50%, 08/10/2033	668,000	666,309
5.25%, 04/02/2035	686,000	706,326
5.75%, 11/30/2045	274,000	276,979
6.00%, 11/30/2065	514,000	515,976
Viasat, Inc.
7.50%, 05/30/2031*#	454,000	447,888
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	176,000	175,995
Vodafone Group PLC
5.13%, 06/04/2081	231,000	186,768
5.75%, 06/28/2054	342,000	337,358
5.75%, 02/10/2063	965,000	935,323
5.88%, 06/28/2064	465,000	458,715
Zayo Group Holdings, Inc.
9.25%, 03/09/2030*(4)	107,105	104,425
13.75%, 09/09/2030*(4)	615,456	556,988
		29,149,681
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	1,526,000	1,278,202
4.45%, 03/15/2043	1,298,000	1,173,891
5.80%, 03/15/2056	197,000	205,956
Canadian Pacific Railway Co.
4.70%, 05/01/2048	1,053,000	957,308
6.13%, 09/15/2115	184,000	190,368
CSX Corp.
4.50%, 11/15/2052	793,000	687,478
FedEx Corp. Pass-Through Trust
1.88%, 08/20/2035	1,074,381	954,904
Fedex Freight Holding Co. Inc.
4.30%, 03/15/2029*	340,000	340,773
GXO Logistics, Inc.
6.25%, 05/06/2029	395,000	417,020
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Ryder System, Inc.
5.25%, 06/01/2028	$746,000	$766,342
6.60%, 12/01/2033	832,000	938,384
Star Leasing Co. LLC
7.63%, 02/15/2030*	603,000	573,430
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	481,000	510,448
TTX Co.
5.50%, 09/25/2026*	1,285,000	1,294,491
		10,288,995
Trucking & Leasing — 0.1%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	310,000	314,410
DAE Funding LLC
3.38%, 03/20/2028	300,000	293,014
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030*	592,000	613,114
5.35%, 03/30/2029*	246,000	254,180
6.05%, 08/01/2028*	496,000	517,066
6.20%, 06/15/2030*	370,000	397,077
		2,388,861
Total Corporate Bonds & Notes (cost $819,260,331)		822,653,825
ASSET BACKED SECURITIES — 6.8%
Auto Loan Receivables — 2.7%
American Credit Acceptance Receivables Trust
Series 2024-3, Class D 6.04%, 07/12/2030*	3,037,000	3,100,106
Avis Budget Rental Car Funding AESOP LLC
Series 2022-1A, Class A 3.83%, 08/21/2028*	5,000,000	4,990,198
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C 5.70%, 07/16/2029	5,004,000	5,062,117
Series 2024-3, Class D 5.83%, 05/15/2030	2,363,000	2,412,835
Carmax Auto Owner Trust
Series 2025-1, Class A3 4.84%, 01/15/2030	1,130,000	1,147,243
CarMax Auto Owner Trust
Series 2023-1, Class A3 4.75%, 10/15/2027	184,137	184,452
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	605,115	608,158
Credit Acceptance Auto Loan Trust
Series 2025-2A, Class B 4.87%, 01/15/2036*	1,810,000	1,835,124
Series 2025-1A, Class C 5.71%, 07/16/2035*	2,600,000	2,653,945
Series 2024-2A, Class C 6.70%, 10/16/2034*	4,001,000	4,164,479
Exeter Automobile Receivables Trust
Series 2025-5A, Class D 5.16%, 03/15/2032	1,200,000	1,219,919
Series 2025-2A, Class D 5.89%, 07/15/2031	4,700,000	4,843,770
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	1,815,000	1,829,618

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
GLS Auto Receivables Issuer Trust
Series 2024-3A, Class D 5.53%, 02/18/2031*	$3,533,000	$3,610,445
Series 2024-2A, Class C 6.03%, 02/15/2030*	3,290,000	3,354,375
GLS Auto Select Receivables Trust
Series 2024-3A, Class C 5.92%, 08/15/2030*	2,500,000	2,593,922
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	1,250,000	1,255,381
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A4 5.29%, 12/15/2031	2,158,000	2,208,673
Honda Auto Receivables Owner Trust
Series 2023-2, Class A4 4.91%, 09/17/2029	1,175,000	1,183,510
Hyundai Auto Receivables Trust
Series 2023-C, Class A4 5.55%, 12/17/2029	1,400,000	1,434,320
M&T Bank RV Trust
Series 2026-1A, Class A 4.35%, 01/15/2046*	800,000	807,059
Mercedes-Benz Auto Lease Trust
Series 2026-A, Class A4 3.97%, 04/15/2031	1,700,000	1,708,768
Series 2024-A, Class A4 5.32%, 02/15/2030	1,198,000	1,217,695
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A3 4.51%, 11/15/2027	378,785	379,476
Santander Drive Auto Receivables Trust
Series 2025-4, Class D 4.95%, 01/15/2032	960,000	971,552
Series 2024-3, Class D 5.97%, 10/15/2031	3,405,000	3,515,214
SBNA Auto Lease Trust
Series 2024-B, Class A4 5.55%, 12/20/2028*	1,633,000	1,650,613
Tesla Electric Vehicle Trust
Series 2023-1, Class A3 5.38%, 06/20/2028*	139,789	141,020
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	3,970,000	4,004,114
Series 2024-A, Class A4 4.77%, 04/16/2029	920,000	935,336
Series 2024-C, Class A3 4.88%, 03/15/2029	2,800,000	2,825,097
Series 2023-D, Class A3 5.54%, 08/15/2028	1,292,341	1,305,879
Volkswagen Auto Loan Enhanced Trust
Series 2025-1, Class A4 4.61%, 07/21/2031	1,450,000	1,476,729
		70,631,142
Credit Card Receivables — 0.4%
American Express Credit Account Master Trust
Series 2025-4, Class A 4.30%, 07/15/2030	800,000	812,110
Security Description	Shares or Principal Amount	Value

Credit Card Receivables (continued)
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	$1,850,000	$1,865,784
Capital One Multi-Asset Execution Trust
Series 2025-A3, Class A 4.65%, 10/15/2037	800,000	817,892
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	900,000	924,933
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7 3.96%, 10/13/2030	325,000	327,497
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	2,735,000	2,742,827
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	700,000	708,060
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.47%, 02/15/2031	2,079,000	2,116,543
		10,315,646
Other Asset Backed Securities — 3.7%
AMSR Trust
Series 2024-SFR1, Class C 4.29%, 07/17/2041*(5)	2,523,000	2,487,635
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	2,100,000	2,052,896
Series 2024-SFR1, Class D 4.30%, 08/17/2040*	2,277,000	2,213,212
Cascade MH Asset Trust VRS
Series 2024-MH1, Class A1 5.70%, 11/25/2056*(1)	2,497,622	2,594,098
CFMT LLC VRS
Series 2024-HB13, Class M1 3.00%, 05/25/2034*(1)	2,695,000	2,636,126
Crossroads Asset Trust
Series 2025-A, Class C 5.51%, 02/20/2032*	695,000	711,654
FirstKey Homes Trust
Series 2021-SFR1, Class E1 2.39%, 08/17/2038*	3,500,000	3,453,554
Series 2021-SFR1, Class E2 2.49%, 08/17/2038*	4,000,000	3,947,698
GoodLeap Home Improvement Solutions Trust
Series 2025-3A, Class A 5.00%, 10/20/2049*	2,331,433	2,350,140
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A3 5.00%, 09/15/2028*	1,467,000	1,487,820
HINNT LLC
Series 2025-A, Class B 5.45%, 03/15/2044*	2,364,672	2,423,270
Home Partners of America Trust
Series 2021-2, Class E1 2.85%, 12/17/2026*	2,844,905	2,794,883
Series 2021-2, Class E2 2.95%, 12/17/2026*	215,886	212,004
Series 2019-2, Class E 3.32%, 10/19/2039*	915,851	892,268

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2019-1, Class D 3.41%, 09/17/2039*	$1,524,362	$1,498,912
Identity Digital Capital LLC
6.79%, 03/20/2065	3,000,000	3,048,300
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039*	1,942,315	1,953,969
Mariner Finance Issuance Trust
Series 2024-AA, Class C 6.00%, 09/22/2036*	1,314,000	1,340,786
Series 2024-AA, Class D 6.77%, 09/22/2036*	2,678,000	2,741,542
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	457,983	445,527
Navient Refinance Loan Trust
Series 2026-A, Class A 4.50%, 01/18/2056*	800,000	801,712
Series 2025-B, Class A 4.72%, 09/15/2055*	562,197	568,048
Series 2025-A, Class A 5.15%, 02/16/2055*	193,471	197,333
OneMain Financial Issuance Trust
Series 2020-2A, Class B 2.21%, 09/14/2035*	2,800,000	2,718,199
Oportun Issuance Trust
Series 2021-C, Class A 2.18%, 10/08/2031*	1,405,439	1,383,661
Series 2025-D, Class B 5.31%, 02/08/2033*	3,545,000	3,567,701
PEAC Solutions Receivables LLC
Series 2024-1A, Class A3 5.64%, 11/20/2030*	4,500,000	4,608,164
Progress Residential Trust
Series 2024-SFR4, Class C 3.33%, 07/17/2041*	1,228,000	1,176,824
Series 2024-SFR3, Class C 3.50%, 06/17/2041*	1,939,000	1,864,234
Series 2024-SFR3, Class D 3.50%, 06/17/2041*	2,764,000	2,649,321
Series 2021-SFR10, Class E1 3.57%, 12/17/2040*	2,903,347	2,827,825
Reach ABS Trust
Series 2025-2A, Class B 5.12%, 08/18/2032*	1,825,000	1,846,161
Series 2024-2A, Class B 5.84%, 07/15/2031*	2,613,000	2,645,520
ReNew
Series 2023-1A, Class A 5.90%, 11/20/2058*	3,830,739	4,014,935
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	2,400,000	2,423,299
SCF Equipment Leasing LLC
Series 2025-2A, Class C 4.82%, 06/20/2036*	1,850,000	1,889,682
Series 2024-1A, Class C 5.82%, 09/20/2032*	1,728,000	1,804,868
Series 2024-1A, Class D 6.58%, 06/21/2033*	2,094,000	2,207,735
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
SCF Equipment Trust LLC
Series 2025-1A, Class D 5.88%, 11/20/2035*	$623,000	$652,548
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C 5.83%, 06/20/2041*	1,117,208	1,139,008
Stream Innovations Issuer Trust
Series 2025-1A, Class B 5.48%, 09/15/2045*	1,541,726	1,569,907
Series 2024-1A, Class A 6.27%, 07/15/2044*	2,188,451	2,289,488
Tricon Residential Trust
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	2,691,478	2,703,455
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	915,260	932,606
Verizon Master Trust
Series 2025-10, Class A 4.28%, 10/20/2033*	1,135,000	1,151,520
Series 2023-6, Class A 5.35%, 09/22/2031*	3,340,000	3,472,387
Series 2023-7, Class A1A 5.67%, 11/20/2029	200,000	202,663
Westgate Resorts LLC
Series 2024-1A, Class B 6.56%, 01/20/2038*	1,275,274	1,296,086
Series 2024-1A, Class C 7.06%, 01/20/2038*	1,455,693	1,480,080
		97,371,264
Total Asset Backed Securities (cost $173,271,727)		178,318,052
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Commercial and Residential — 2.5%
Ajax Mtg. Loan Trust
Series 2022-A, Class A1 3.50%, 10/25/2061*(5)	3,744,055	3,673,138
Anchor Mtg. Trust
Series 2025-RTL1, Class A1 5.72%, 05/25/2040*(5)	1,705,000	1,714,724
BAMLL Re-REMIC Trust VRS
Series 2024-FRR3, Class B 1.41%, 01/27/2050*(1)	5,000,000	4,817,930
Brean Asset Backed Securities Trust
Series 2024-RM8, Class A1 4.50%, 05/25/2064*	1,823,197	1,816,586
BVRT LLC FRS
Series 2025-1, Class A 3.66%, (SOFR30A+0.00%), 05/10/2033*	2,649,132	2,561,745
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 4.71%, (TSFR1M+1.05%), 04/15/2034*	1,554,232	1,546,461
Center Street Lending Resi-Investor ABS Mtg. Trust
Series 2024-RTL1, Class A1 6.89%, 10/25/2029*(5)	2,950,000	2,981,186
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(1)	736,342	704,292
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(1)	1,000,000	1,002,136

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
DBSG Mtg. Trust VRS
Series 2024-ALTA, Class A 5.95%, 06/10/2037*(1)	$2,900,000	$2,941,757
GS Mtg. Backed Securities Trust
Series 2024-RPL4, Class A1 3.90%, 09/25/2061*(5)	2,818,224	2,787,613
GS Mtg. Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(1)	2,902,312	2,940,097
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(5)	2,300,000	2,304,425
Series 2025-RTL1, Class A1 5.65%, 01/25/2040*(5)	2,100,000	2,117,008
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(5)	3,260,000	3,279,322
MSDB Trust VRS
Series 2017-712F, Class A 3.32%, 07/11/2039*(1)	5,310,000	5,151,066
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(5)	4,000,000	4,047,591
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	10,708,191
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(1)	2,407,418	2,330,929
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*(5)	1,192,426	1,185,634
Roc Mtg. Trust
Series 2025-RTL1, Class A1 5.63%, 02/25/2040*(5)	1,600,000	1,608,446
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	1,100,000	1,138,452
Shellpoint Co.-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(1)	145,242	137,026
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(5)	2,500,000	2,516,178
		66,011,933
U.S. Government Agency — 1.6%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2020-K105, Class C 3.53%, 03/25/2053*(1)	4,800,000	4,612,084
Series 2017-K70, Class C 3.81%, 12/25/2049*(1)	4,500,000	4,452,317
Series 2019-K91, Class C 4.26%, 04/25/2051*(1)	3,000,000	2,967,944
Series 2018-K83, Class B 4.28%, 11/25/2051*(1)	3,000,000	2,999,635
Series 2019-K90, Class C 4.32%, 02/25/2052*(1)	1,500,000	1,492,183
Series 2019-K88, Class C 4.39%, 02/25/2052*(1)	1,645,000	1,624,989
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M1 6.52%, (SOFR30A+2.85%), 05/25/2044*	$1,427,203	$1,435,942
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	164,252	162,534
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 3.03%, (6.69%-SOFR30A), 09/15/2039(6)(7)	143,062	7,221
Federal National Mtg. Assoc. REMIC
Series 2021-95, Class GA 1.88%, 03/25/2051	4,288,193	3,650,275
Series 2017-100, Class NP 3.00%, 12/25/2047	2,108,674	1,954,643
Series 2018-27, Class EA 3.00%, 05/25/2048	2,703,027	2,487,455
Series 2018-35, Class CD 3.00%, 05/25/2048	2,840,456	2,582,964
Federal National Mtg. Assoc. REMIC VRS
Series 2023-M2, Class 3A2 2.01%, 04/25/2032(1)	5,000,000	4,462,345
Government National Mtg. Assoc. REMIC
Series 2025-6, Class A 3.50%, 11/20/2050	4,435,561	4,299,000
Series 2024-64, Class YH 5.00%, 04/20/2054	2,951,058	2,929,127
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(1)	652,144	629,577
		42,750,235
Total Collateralized Mortgage Obligations (cost $106,189,767)		108,762,168
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 55.6%
U.S. Government — 22.2%
United States Treasury Bonds
1.25%, 05/15/2050	1,219,000	610,786
1.38%, 08/15/2050	20,871,000	10,743,673
1.75%, 08/15/2041	14,960,000	10,443,950
1.88%, 02/15/2051 to 11/15/2051	9,801,000	5,692,417
2.00%, 11/15/2041 to 08/15/2051	13,971,000	9,954,637
2.25%, 02/15/2052	23,835,000	15,078,431
2.38%, 02/15/2042 to 05/15/2051	41,881,000	28,837,442
3.00%, 11/15/2045 to 05/15/2047	8,984,000	7,001,350
3.38%, 11/15/2048	22,308,000	18,290,817
3.63%, 08/15/2043	4,188,000	3,730,592
4.13%, 08/15/2053#	187,000	171,551
4.25%, 02/15/2054 to 08/15/2054	23,562,000	22,072,708
4.50%, 02/15/2044	19,595,000	19,533,000
4.63%, 05/15/2044 to 11/15/2044	5,201,000	5,257,384
4.75%, 11/15/2043 to 08/15/2055	14,467,000	14,732,297
4.88%, 08/15/2045	291,000	302,685
5.00%, 05/15/2045	1,160,000	1,226,247
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2031 to 02/15/2043	84,551,000	57,989,112
United States Treasury Notes
1.25%, 12/31/2026	838,000	822,278
1.50%, 01/31/2027	2,280,000	2,238,194
1.63%, 11/30/2026	640,000	630,830
1.75%, 11/15/2029#	1,279,000	1,204,958
2.25%, 08/15/2027	230,000	226,110
2.38%, 05/15/2029	500,000	484,434

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
2.63%, 02/15/2029	$68,000	$66,534
2.88%, 04/30/2029	35,010,000	34,454,763
3.50%, 02/15/2033	5,082,000	5,012,321
3.75%, 05/15/2028	2,000,000	2,015,078
3.88%, 08/31/2032 to 08/15/2034	14,610,000	14,731,574
3.88%, 12/31/2032#	2,000,000	2,019,687
4.00%, 01/31/2029 to 11/15/2035	60,578,000	61,633,042
4.13%, 03/31/2029 to 05/31/2032	106,200,000	108,807,491
4.25%, 01/15/2028 to 08/15/2035	50,804,000	52,203,399
4.25%, 02/28/2031#	12,719,000	13,132,367
4.38%, 12/31/2029 to 01/31/2032	11,404,000	11,838,268
4.50%, 03/31/2026 to 11/15/2033	31,392,000	32,878,529
4.63%, 04/30/2029 to 04/30/2031	8,600,000	8,947,914
		585,016,850
U.S. Government Agency — 33.4%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	7,398,157
3.25%, 11/16/2028#	1,000,000	997,631
5.50%, 07/15/2036	250,000	279,782
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	7,752,651	7,070,434
2.00%, 02/01/2036 to 04/01/2052	43,521,999	37,893,799
2.50%, 01/01/2028 to 11/01/2051	26,266,221	23,165,758
3.00%, 08/01/2027 to 11/01/2046	9,694,045	9,134,488
3.50%, 11/01/2041 to 03/01/2053	36,242,153	34,609,339
4.00%, 09/01/2040 to 06/01/2052	16,876,367	16,591,111
4.50%, 12/01/2039 to 12/01/2048	6,424,195	6,480,925
5.00%, 10/01/2033 to 06/01/2055	20,190,755	20,392,156
5.50%, 11/01/2032 to 12/01/2054	40,349,328	41,102,049
6.00%, 10/01/2033 to 07/01/2055	7,771,089	7,974,272
6.50%, 02/01/2035 to 01/01/2054	4,284,702	4,448,643
6.75%, 09/15/2029 to 03/15/2031	750,000	841,944
Federal Home Loan Mtg. Corp. FRS
5.68%, (RFUCCT6M+1.49%), 02/01/2037	30,634	31,555
Federal National Mtg. Assoc.
1.17%, 11/01/2030	9,000,000	7,980,302
1.50%, 12/01/2050 to 03/01/2051	8,340,581	6,642,507
1.97%, 11/01/2031	4,447,905	4,030,785
2.00%, 11/01/2035 to 03/01/2052	111,867,695	94,921,603
2.37%, 06/01/2029	2,948,715	2,823,948
2.50%, 12/01/2026 to 05/01/2052	134,894,060	119,382,610
3.00%, 10/01/2027 to 07/01/2052	76,391,396	70,166,573
3.50%, 08/01/2026 to 04/01/2052	51,253,786	48,902,319
4.00%, 07/01/2040 to 10/01/2052	42,483,295	41,700,980
4.37%, 01/01/2032	7,294,973	7,450,346
4.42%, 06/01/2032	6,200,000	6,335,577
4.45%, 08/01/2032	2,000,000	2,046,401
4.48%, 05/01/2035	8,550,760	8,716,404
4.50%, 02/01/2040 to 09/01/2054	22,739,487	22,712,682
4.61%, 07/01/2032 to 10/01/2032	13,787,000	14,209,980
4.70%, 05/01/2035	2,735,200	2,817,647
4.90%, 04/01/2035	7,892,000	8,234,768
4.96%, 09/01/2032	5,547,000	5,792,323
5.00%, 09/01/2033 to 11/01/2054	34,663,470	34,982,838
5.02%, 01/01/2033	1,933,000	2,024,363
5.08%, 09/01/2031	831,647	874,159
5.24%, 12/01/2033	2,782,000	2,979,231
5.50%, 04/01/2033 to 09/01/2053	11,834,821	12,090,115
6.00%, 02/01/2032 to 11/01/2053	30,139,416	31,043,355
6.50%, 10/01/2037 to 12/01/2053	5,580,983	5,797,695
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. FRS
6.21%, (RFUCCT1Y+1.57%), 05/01/2037	$43,107	$44,666
6.35%, 11/01/2036 to 10/01/2040	284,280	296,226
6.57%, (RFUCCT1Y+1.83%), 10/01/2040	38,565	40,224
Federal National Mtg. Assoc. VRS
1.46%, 11/01/2032(1)	5,394,957	4,642,032
1.51%, 11/01/2032(1)	9,070,847	7,827,064
2.15%, 02/01/2032(1)	7,879,446	7,168,087
Government National Mtg. Assoc.
2.00%, 11/20/2050	5,024,577	4,258,275
2.50%, 05/20/2050 to 12/20/2051	23,778,782	21,006,491
3.00%, 02/20/2045 to 02/20/2052	25,853,036	23,931,132
3.50%, 03/20/2045 to 10/20/2047	1,452,620	1,395,457
4.00%, 03/20/2044 to 05/20/2048	1,751,534	1,721,378
4.50%, 05/15/2039 to 07/20/2052	9,725,175	9,721,008
5.50%, 12/15/2039 to 05/20/2053	12,051,344	12,330,124
6.00%, 10/15/2039	62,537	64,762
		877,518,480
Total U.S. Government & Agency Obligations (cost $1,532,443,410)		1,462,535,330
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Regional(State/Province) — 0.1%
Province of British Columbia Canada
4.20%, 07/06/2033	1,054,000	1,064,580
Sovereign — 1.2%
Commonwealth of Bahamas
8.25%, 06/24/2036	500,000	560,265
Eagle Funding Luxco SARL
5.50%, 08/17/2030*	3,011,000	3,063,361
Emirate of Abu Dhabi
2.70%, 09/02/2070	400,000	227,693
3.88%, 04/16/2050	400,000	322,520
4.13%, 10/11/2047	400,000	343,815
Federative Republic of Brazil
6.25%, 05/22/2036	500,000	503,850
Government of Romania
6.00%, 05/25/2034	400,000	413,308
6.63%, 05/16/2036*	1,080,000	1,150,131
7.63%, 01/17/2053	400,000	460,811
Kingdom of Saudi Arabia
3.45%, 02/02/2061	700,000	457,168
4.63%, 10/04/2047	200,000	174,415
5.00%, 01/18/2053	500,000	448,662
5.75%, 01/16/2054*	400,000	400,375
Oriental Republic of Uruguay
5.10%, 06/18/2050	100,000	95,890
Republic of Azerbaijan
3.50%, 09/01/2032	300,000	282,365
Republic of Chile
4.85%, 01/22/2029	400,000	408,700
4.95%, 01/05/2036	400,000	408,640
Republic of Hungary
6.00%, 09/26/2035*	1,000,000	1,052,450
6.75%, 09/25/2052	500,000	545,559
Republic of Italy
3.88%, 05/06/2051	585,000	445,393
Republic of Ivory Coast
7.63%, 01/30/2033	450,000	481,992
8.08%, 04/01/2036*	600,000	647,986
Republic of Kazakhstan
4.41%, 10/28/2030*	200,000	199,804

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
5.50%, 07/01/2037*	$1,200,000	$1,240,691
6.50%, 07/21/2045	400,000	442,554
Republic of Panama
3.87%, 07/23/2060	300,000	208,065
5.23%, 02/23/2034	678,000	677,661
6.40%, 02/14/2035	400,000	426,960
Republic of Peru
2.84%, 06/20/2030	200,000	189,180
5.50%, 03/30/2036	600,000	619,380
Republic of Serbia
6.00%, 06/12/2034	1,000,000	1,055,893
Republic of South Africa
7.25%, 12/11/2055*	550,000	550,267
Republic of Trinidad & Tobago
6.40%, 06/26/2034	300,000	304,296
State of Qatar
4.40%, 04/16/2050	720,000	648,085
United Mexican States
4.28%, 08/14/2041	2,803,000	2,279,680
5.38%, 03/22/2033	3,842,000	3,838,350
5.55%, 01/21/2045	300,000	280,020
5.85%, 07/02/2032	1,374,000	1,420,510
6.00%, 05/13/2030	587,000	614,795
6.00%, 05/07/2036	720,000	737,100
6.13%, 02/09/2038	600,000	607,410
6.34%, 05/04/2053	218,000	211,438
6.35%, 02/09/2035	800,000	842,840
6.63%, 01/29/2038	573,000	605,375
6.88%, 05/13/2037	1,443,000	1,555,193
		32,450,896
Total Foreign Government Obligations (cost $33,162,248)		33,515,476
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%12/31/2027†(3) (cost $48,512)	3,142	39,369
ESCROWS AND LITIGATION TRUSTS — 0.0%
Hi-Crush, Inc. †(8) (cost $0)	123	0
Total Long-Term Investment Securities (cost $2,664,375,995)		2,605,824,220
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(9)	12,126,023	12,126,024
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(9)(10)	8,169,964	$8,169,964
Total Short-Term Investments (cost $20,295,988)		20,295,988
TOTAL INVESTMENTS (cost $2,684,671,983)	99.8%	2,626,120,208
Other assets less liabilities	0.2	6,528,630
NET ASSETS	100.0%	$2,632,648,838

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At February 28, 2026, the aggregate value of these securities was
$486,513,791 representing 18.5% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(2)	Security in default of interest.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 28, 2026.
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2026.
(7)	Interest Only
(8)	Securities classified as Level 3 (see Note 1).
(9)	The rate shown is the 7-day yield as of February 28, 2026.
(10)
At February 28, 2026, the Fund had loaned securities with a total value of $17,977,663.
This was secured by collateral of $8,169,964, which was received in cash and subsequently invested in short-term investments currently valued at $8,169,964 as reported in the Portfolio of Investments. Additional collateral of $10,233,808 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Home Loan Mtg. Corp.	0.87% to 9.50%	04/15/2027 to 03/01/2056	$624,046
Federal National Mtg. Assoc.	0.86% to 16.67%	01/25/2027 to 01/01/2056	368,495
Government National Mtg. Assoc.	0.75% to 8.54%	12/16/2035 to 02/16/2068	259,148
United States Treasury Bills	0.00%	04/16/2026 to 07/23/2026	19,445
United States Treasury Notes/Bonds	0.13% to 4.88%	04/15/2026 to 11/15/2055	8,962,674

DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
241	Long	U.S. Treasury 10 Year Notes	June 2026	$27,303,054	$27,428,812	$125,758
406	Long	U.S. Treasury 2 Year Notes	June 2026	84,863,925	84,965,016	101,091
250	Long	U.S. Treasury Ultra 10 Year Notes	June 2026	28,887,124	29,183,594	296,470
						$523,319

						Unrealized (Depreciation)
110	Short	U.S. Treasury 5 Year Notes	June 2026	$12,088,120	$12,115,469	$(27,349)
42	Short	U.S. Treasury Long Bonds	June 2026	4,912,945	4,975,688	(62,743)
42	Short	U.S. Treasury Ultra Bonds	June 2026	5,033,699	5,106,937	(73,238)
						$(163,330)
		Net Unrealized Appreciation (Depreciation)				$359,989

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$822,653,825	$—	$822,653,825
Asset Backed Securities	—	178,318,052	—	178,318,052
Collateralized Mortgage Obligations	—	108,762,168	—	108,762,168
U.S. Government & Agency Obligations	—	1,462,535,330	—	1,462,535,330
Foreign Government Obligations	—	33,515,476	—	33,515,476
Preferred Stocks	39,369	—	—	39,369
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	20,295,988	—	—	20,295,988
Total Investments at Value	$20,335,357	$2,605,784,851	$0	$2,626,120,208
Other Financial Instruments:†
Futures Contracts	$523,319	$—	$—	$523,319
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$163,330	$—	$—	$163,330

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Advertising — 0.3%
WPP PLC	662,712	$2,456,037
Aerospace/Defense — 3.1%
Airbus SE	8,363	1,820,608
Boeing Co.†	11,669	2,655,048
L3Harris Technologies, Inc.	20,674	7,536,500
Lockheed Martin Corp.	9,897	6,513,018
RTX Corp.	19,484	3,947,848
		22,473,022
Agriculture — 1.0%
British American Tobacco PLC ADR	119,456	7,483,918
Auto Manufacturers — 0.3%
General Motors Co.	29,997	2,361,064
Banks — 7.5%
Bank of America Corp.	76,698	3,821,861
Citigroup, Inc.	103,737	11,430,780
Citizens Financial Group, Inc.	38,762	2,333,085
First Citizens BancShares, Inc., Class A	5,470	10,382,881
JPMorgan Chase & Co.	35,050	10,525,515
PNC Financial Services Group, Inc.	16,440	3,491,034
Wells Fargo & Co.	155,729	12,684,127
		54,669,283
Beverages — 1.7%
Coca-Cola Co.	59,683	4,867,746
Diageo PLC	68,255	1,529,232
Keurig Dr Pepper, Inc.	119,643	3,622,790
PepsiCo, Inc.	14,292	2,425,924
		12,445,692
Building Materials — 1.1%
Fortune Brands Innovations, Inc.	67,265	3,655,180
Vulcan Materials Co.	14,215	4,406,650
		8,061,830
Chemicals — 3.6%
Air Products & Chemicals, Inc.	43,247	11,921,900
International Flavors & Fragrances, Inc.	43,574	3,583,090
Linde PLC	9,811	4,984,773
PPG Industries, Inc.	46,737	5,761,270
		26,251,033
Commercial Services — 1.6%
Automatic Data Processing, Inc.	22,900	4,908,844
Rentokil Initial PLC	1,071,157	6,585,455
		11,494,299
Computers — 2.3%
Apple, Inc.	15,650	4,134,417
Hewlett Packard Enterprise Co.	226,120	4,854,797
Leidos Holdings, Inc.	1,699	297,495
Western Digital Corp.	26,219	7,333,454
		16,620,163
Cosmetics/Personal Care — 2.0%
Haleon PLC	947,087	5,178,122
Procter & Gamble Co.	18,597	3,109,418
Unilever PLC	82,576	6,083,875
		14,371,415
Distribution/Wholesale — 1.3%
WESCO International, Inc.	33,359	9,657,431
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 4.3%
Apollo Global Management, Inc.	48,345	$5,056,887
Capital One Financial Corp.	30,075	5,883,873
Charles Schwab Corp.	58,867	5,604,139
Intercontinental Exchange, Inc.	68,203	11,194,158
Visa, Inc., Class A	13,017	4,167,262
		31,906,319
Electric — 4.2%
Dominion Energy, Inc.	102,337	6,461,558
DTE Energy Co.	57,970	8,593,473
Edison International	19,382	1,448,611
Evergy, Inc.	48,147	4,027,978
Exelon Corp.	50,167	2,481,761
PG&E Corp.	143,900	2,734,100
Sempra	50,950	4,904,957
		30,652,438
Electronics — 1.8%
Fortive Corp.	45,462	2,691,350
Honeywell International, Inc.	29,350	7,149,367
TE Connectivity PLC	16,115	3,708,867
		13,549,584
Environmental Control — 0.5%
Waste Management, Inc.	15,637	3,766,015
Food — 1.7%
Campbell’s Co.	30,318	817,070
Kraft Heinz Co.	126,369	3,109,941
Lamb Weston Holdings, Inc.	22,235	1,071,505
Nestle SA ADR	70,566	7,694,517
		12,693,033
Healthcare-Products — 2.8%
Baxter International, Inc.#	484,546	9,870,202
Medtronic PLC	91,544	8,940,187
Waters Corp.†	5,419	1,730,720
		20,541,109
Healthcare-Services — 0.9%
Elevance Health, Inc.	15,879	5,081,280
UnitedHealth Group, Inc.	5,467	1,603,307
		6,684,587
Household Products/Wares — 0.7%
Henkel AG & Co. KGaA (Preference Shares)	53,146	5,223,481
Insurance — 4.0%
American International Group, Inc.	6,576	529,302
Arthur J. Gallagher & Co.	18,281	4,171,724
Chubb, Ltd.	12,650	4,311,879
Fidelity National Financial, Inc.	74,922	3,961,875
Hartford Insurance Group, Inc.	6,627	933,281
Marsh & McLennan Cos., Inc.	27,600	5,154,024
MetLife, Inc.	68,193	4,914,670
Prudential Financial, Inc.	7,612	748,869
Travelers Cos., Inc.	14,516	4,480,218
		29,205,842
Internet — 5.9%
Alphabet, Inc., Class A	24,778	7,724,789
Alphabet, Inc., Class C	28,244	8,796,029
Amazon.com, Inc.†	51,173	10,746,330

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
CDW Corp.	43,226	$5,301,237
Meta Platforms, Inc., Class A	16,100	10,435,698
		43,004,083
Machinery-Diversified — 0.3%
CNH Industrial NV	162,778	2,002,169
Media — 2.6%
Comcast Corp., Class A	350,520	10,852,099
Walt Disney Co.	76,380	8,099,335
		18,951,434
Mining — 1.1%
Barrick Mining Corp.	44,775	2,271,883
Freeport-McMoRan, Inc.	63,073	4,294,010
Teck Resources, Ltd., Class B	24,140	1,421,605
		7,987,498
Oil & Gas — 4.0%
BP PLC	1,549,646	9,975,155
Chevron Corp.	20,960	3,914,490
EQT Corp.	76,628	4,706,492
Exxon Mobil Corp.	63,912	9,746,580
Marathon Petroleum Corp.	7,055	1,398,371
		29,741,088
Packaging & Containers — 0.7%
Crown Holdings, Inc.	45,429	5,206,163
Pharmaceuticals — 8.9%
AstraZeneca PLC	27,175	5,691,855
Becton Dickinson & Co.	82,829	14,617,662
Cardinal Health, Inc.	39,200	8,985,816
CVS Health Corp.	172,842	13,810,076
Johnson & Johnson	26,487	6,580,165
Merck & Co., Inc.	67,333	8,337,172
Roche Holding AG ADR	82,400	4,906,920
Sanofi SA	21,680	2,105,725
		65,035,391
Pipelines — 2.2%
Enterprise Products Partners LP	126,962	4,588,407
Williams Cos., Inc.	155,769	11,639,059
		16,227,466
Private Equity — 0.7%
Blackstone, Inc.	23,000	2,607,510
Carlyle Group, Inc.	44,962	2,337,574
		4,945,084
REITS — 3.8%
American Tower Corp.	28,578	5,482,975
AvalonBay Communities, Inc.	27,166	4,814,630
Crown Castle, Inc.	39,537	3,540,143
Healthcare Realty Trust, Inc.	130,099	2,400,327
Public Storage	18,406	5,651,746
Rexford Industrial Realty, Inc.#	98,802	3,702,111
STAG Industrial, Inc.	51,987	2,038,930
		27,630,862
Retail — 3.4%
Dollar General Corp.	69,315	10,829,776
Security Description	Shares or Principal Amount	Value

Retail (continued)
Home Depot, Inc.	25,061	$9,541,224
Industria de Diseno Textil SA ADR	266,638	4,458,187
		24,829,187
Semiconductors — 6.4%
Broadcom, Inc.	22,515	7,194,668
Intel Corp.†	28,908	1,318,494
Samsung Electronics Co., Ltd. GDR	4,233	15,416,586
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,814	7,047,348
Texas Instruments, Inc.	74,166	15,731,351
		46,708,447
Software — 5.4%
Electronic Arts, Inc.	17,277	3,465,248
Fidelity National Information Services, Inc.	147,061	7,494,229
Microsoft Corp.	47,535	18,668,896
SS&C Technologies Holdings, Inc.	134,650	10,137,798
		39,766,171
Telecommunications — 1.7%
Cisco Systems, Inc.	30,901	2,455,393
Rogers Communications, Inc.	30,683	1,225,172
T-Mobile US, Inc.	24,439	5,305,463
Verizon Communications, Inc.	64,126	3,215,278
		12,201,306
Toys/Games/Hobbies — 0.8%
Hasbro, Inc.	59,755	5,951,000
Transportation — 2.9%
CSX Corp.	43,954	1,876,396
FedEx Corp.	22,220	8,599,140
Old Dominion Freight Line, Inc.	16,100	3,269,105
Union Pacific Corp.	28,353	7,512,978
		21,257,619
Total Long-Term Investment Securities (cost $615,904,524)		714,012,563
SHORT-TERM INVESTMENTS — 2.2%
Unaffiliated Investment Companies — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(1)	16,289,923	16,289,923
TOTAL INVESTMENTS (cost $632,194,447)	99.7%	730,302,486
Other assets less liabilities	0.3	2,251,195
NET ASSETS	100.0%	$732,553,681

†	Non-income producing security
#
The security or a portion thereof is out on loan.
At February 28, 2026, the Fund had loaned securities with a total value of $9,974,481.
This was secured by collateral of $10,259,768 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$7,255
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	36,525
United States Treasury Bills	0.00%	04/16/2026 to 07/23/2026	216,840
United States Treasury Notes/Bonds	0.13% to 6.25%	04/30/2026 to 08/15/2055	9,999,148

(1)	The rate shown is the 7-day yield as of February 28, 2026.

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$714,012,563	$—	$—	$714,012,563
Short-Term Investments	16,289,923	—	—	16,289,923
Total Investments at Value	$730,302,486	$—	$—	$730,302,486

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 79.6%
Domestic Equity Investment Companies — 58.4%
VALIC Company I Capital Appreciation Fund	123,686	$2,773,030
VALIC Company I Dividend Value Fund	398,710	5,841,099
VALIC Company I Growth Fund	199,543	3,699,519
VALIC Company I Large Cap Core Fund	254,405	4,630,181
VALIC Company I Nasdaq-100 Index Fund	217,306	5,871,614
VALIC Company I Stock Index Fund	501,016	34,289,529
VALIC Company I Systematic Growth Fund	316,786	6,471,931
VALIC Company I Systematic Value Fund	542,810	9,510,038
Total Domestic Equity Investment Companies (cost $64,549,503)		73,086,941
Domestic Fixed Income Investment Companies — 19.8%
VALIC Company I Core Bond Fund (cost $23,511,604)	2,391,563	24,800,503
International Equity Investment Companies — 1.4%
VALIC Company I International Value Fund (cost $1,213,677)	115,439	1,746,600
International Fixed Income Investment Companies0.0%
Total Affiliated Investment Companies (cost $89,274,784)		99,634,044
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 16.7%
U.S. Government — 16.7%
United States Treasury Notes
3.88%, 08/15/2033 to 08/15/2034	$3,616,600	3,631,087
4.00%, 02/15/2034	2,669,100	2,704,236
4.00%, 11/15/2035(2)	4,007,100	4,021,501
4.25%, 11/15/2034 to 05/15/2035	3,819,900	3,920,427
4.25%, 08/15/2035(2)	585,100	599,636
4.38%, 05/15/2034	2,343,400	2,433,017
4.50%, 11/15/2033	2,899,100	3,036,920
4.63%, 02/15/2035	517,400	545,817
Total U.S. Government & Agency Obligations (cost $20,444,723)		20,892,641
PURCHASED OPTIONS† — 0.9%
Purchased Options - Puts — 0.9%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/18/2026; Strike Price: $5,900.00; Counterparty: UBS AG)	1,000	62,417
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/17/2026; Strike Price: $5,950.00; Counterparty: Goldman Sachs International)	4,500	$381,287
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/21/2026; Strike Price: $6,150.00; Counterparty: Citibank, N.A.)	3,500	462,599
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/18/2026; Strike Price: $5,600.00; Counterparty: Goldman Sachs International)	2,000	175,474
Total Purchased Options (cost $1,286,107)		1,081,777
Total Long-Term Investment Securities (cost $111,005,614)		121,608,462
SHORT-TERM INVESTMENTS — 3.8%
Unaffiliated Investment Companies — 3.8%
AllianceBernstein Government STIF Portfolio, Class AB 3.74%(3) (cost $4,736,288)	4,736,288	4,736,288
TOTAL INVESTMENTS (cost $115,741,902)	101.0%	126,344,750
Other assets less liabilities	(1.0)	(1,237,901)
NET ASSETS	100.0%	$125,106,849

#
The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I
Funds. Additional information on the underlying funds including such funds'
prospectuses and shareholder reports are available at our website,
www.corebridgefinancial.com/rs.

†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of February 28, 2026.

STIF—Short Term Investment Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
30	Long	S&P 500 E-Mini Index	March 2026	$10,384,070	$10,333,500	$(50,570)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$99,634,044	$—	$—	$99,634,044
U.S. Government & Agency Obligations	—	20,892,641	—	20,892,641
Purchased Options	—	1,081,777	—	1,081,777
Short-Term Investments	4,736,288	—	—	4,736,288
Total Investments at Value	$104,370,332	$21,974,418	$—	$126,344,750
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$50,570	$—	$—	$50,570

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Bermuda — 0.2%
Kunlun Energy Co., Ltd.	1,562,000	$1,675,126
Brazil — 3.9%
Anima Holding SA	146,100	146,200
B3 SA - Brasil Bolsa Balcao	398,237	1,390,509
Banco Bradesco SA (Preference Shares)	539,896	2,227,407
Banco Bradesco SA ADR	113,200	462,988
Banco BTG Pactual SA	56,169	671,201
Cogna Educacao SA	847,304	578,477
Grupo SBF SA	164,647	406,599
Hypera SA	25,323	114,007
Itau Unibanco Holding SA (Preference Shares)	733,277	6,691,251
Itau Unibanco Holding SA ADR	297,696	2,694,149
Lojas Renner SA	542,601	1,649,024
NU Holdings, Ltd., Class A†	335,707	5,028,891
Petroleo Brasileiro SA (Preference Shares)	504,394	3,869,661
Petroleo Brasileiro SA ADR	69,164	1,065,126
Raia Drogasil SA	243,841	1,192,925
Telefonica Brasil SA	197,226	1,661,215
Telefonica Brasil SA ADR	65,715	1,111,241
Ultrapar Participacoes SA	15,653	78,776
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Class A (Preference Shares)†	37,040	51,082
Vale SA	212,969	3,675,289
XP, Inc., Class A	78,301	1,685,820
YDUQS Participacoes SA	235,213	608,851
		37,060,689
Chile — 0.4%
Banco de Chile	11,541,490	2,380,452
Banco de Chile ADR	39,370	1,617,320
		3,997,772
China — 19.1%
3SBio, Inc.*	217,000	608,556
Agricultural Bank of China, Ltd.	2,899,000	1,967,647
ANTA Sports Products, Ltd.	56,400	613,138
Baidu, Inc., Class A†	19,950	315,440
Bank of China, Ltd.	7,638,000	4,530,041
Baoshan Iron & Steel Co., Ltd., Class A	3,215,300	3,376,776
BOE Technology Group Co., Ltd., Class A	4,008,700	2,619,569
BYD Co., Ltd.	191,600	2,325,385
China Construction Bank Corp.	7,819,000	7,985,506
China Construction Bank Corp., Class A	108,700	136,198
China East Education Holdings, Ltd.*	625,000	519,276
China Eastern Airlines Corp., Ltd., Class A†	159,800	133,561
China Hongqiao Group, Ltd.	481,000	2,180,160
China Life Insurance Co., Ltd.	761,000	3,071,859
China Life Insurance Co., Ltd., Class A	121,750	789,918
China Mengniu Dairy Co., Ltd.	511,000	1,056,827
China Merchants Bank Co., Ltd.	140,000	873,993
China Merchants Bank Co., Ltd., Class A	560,300	3,166,945
China Minsheng Banking Corp., Ltd.	164,000	84,899
China Oilfield Services, Ltd.	142,000	183,140
China Pacific Insurance Group Co., Ltd.	120,000	551,269
China Pacific Insurance Group Co., Ltd., Class A	90,600	539,316
Chinasoft International, Ltd.	142,000	77,503
Citic Pacific Special Steel Group Co., Ltd., Class A	531,800	1,398,596
CITIC Securities Co., Ltd., Class A	261,500	1,043,986
CMOC Group, Ltd.	384,000	1,185,858
Contemporary Amperex Technology Co., Ltd.#	19,900	1,261,651
Contemporary Amperex Technology Co., Ltd., Class A	77,720	3,877,214
COSCO SHIPPING Holdings Co., Ltd.#	345,500	670,385
Security Description	Shares or Principal Amount	Value

China (continued)
Country Garden Services Holdings Co., Ltd.	822,000	$664,039
CRRC Corp, Ltd.	387,000	286,909
ENN Energy Holdings, Ltd.	282,200	2,481,704
Flat Glass Group Co., Ltd.#†	81,000	112,336
Flat Glass Group Co., Ltd., Class A†	61,600	153,468
Foxconn Industrial Internet Co., Ltd., Class A	5,600	45,498
Fufeng Group, Ltd.	159,000	165,434
Fuyao Glass Industry Group Co., Ltd.*	37,600	312,396
Fuyao Glass Industry Group Co., Ltd., Class A	161,800	1,425,488
Great Wall Motor Co., Ltd.	531,500	873,673
Guangdong Haid Group Co., Ltd., Class A	41,600	332,584
H World Group, Ltd. ADR#	13,908	762,158
Haier Smart Home Co., Ltd.	222,200	757,765
Haier Smart Home Co., Ltd., Class A	473,600	1,775,387
Hangzhou Tigermed Consulting Co., Ltd., Class A	6,900	60,025
Huadian Power International Corp., Ltd.	1,024,000	585,076
Huayu Automotive Systems Co., Ltd., Class A	210,200	592,670
Industrial & Commercial Bank of China, Ltd.	5,766,000	4,753,777
InnoCare Pharma, Ltd.*†	394,000	608,873
Innovent Biologics, Inc.*†	210,500	2,289,740
JD Logistics, Inc.*†	30,400	43,404
JD.com, Inc., Class A	221,650	2,957,827
Jiangsu Hengrui Pharmaceuticals Co., Ltd.†	47,600	404,607
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	433,800	3,578,880
Keymed Biosciences, Inc.*†	70,500	467,243
Kuaishou Technology*	62,500	502,099
Li Ning Co., Ltd.	38,000	109,385
Meituan, Class B*†	277,800	2,881,544
Midea Group Co., Ltd., Class A	275,600	3,161,338
NetEase, Inc.	140,800	3,225,114
New Oriental Education & Technology Group, Inc.	286,500	1,601,798
New Oriental Education & Technology Group, Inc. ADR	19,578	1,069,938
NIO, Inc., Class A†	61,920	313,423
Nongfu Spring Co., Ltd.*	171,400	1,038,469
People's Insurance Co. Group of China, Ltd.	185,000	151,577
PetroChina Co., Ltd.	2,990,000	3,646,062
PICC Property & Casualty Co., Ltd.	844,000	1,746,601
Ping An Insurance Group Co. of China, Ltd.#	776,000	6,744,894
Ping An Insurance Group Co. of China, Ltd., Class A	352,700	3,245,743
Pop Mart International Group, Ltd.*#	11,400	334,857
Q Technology Group Co., Ltd.	576,000	653,792
Qfin Holdings, Inc. ADR	4,533	66,000
Qinghai Salt Lake Industry Co., Ltd., Class A†	30,200	168,275
Remegen Co., Ltd.*#†	21,500	221,365
Sany Heavy Industry Co., Ltd., Class A	392,800	1,326,388
Shandong Weigao Group Medical Polymer Co., Ltd.	1,849,600	1,203,372
Shanghai Chicmax Cosmetic Co., Ltd.#	61,300	472,479
Shanghai Fosun Pharmaceutical Group Co., Ltd.	196,000	501,562
Shanghai Junshi Biosciences Co., Ltd.*†	123,200	322,511
Sinopec Engineering Group Co., Ltd.	301,500	305,223
Sinopharm Group Co., Ltd.	94,800	256,164
SooChow Securities Co., Ltd., Class A	346,600	469,670
Sungrow Power Supply Co., Ltd., Class A	41,100	866,279
Sunny Optical Technology Group Co., Ltd.	270,400	2,013,293
Sunshine Insurance Group Co., Ltd.	1,280,000	641,358
TAL Education Group ADR†	105,580	1,111,757
Tencent Holdings, Ltd.	579,100	38,343,150
Tencent Music Entertainment Group ADR	102,020	1,489,492
Tingyi Cayman Islands Holding Corp.	752,000	1,258,236
TravelSky Technology, Ltd.	180,000	246,875
Tsingtao Brewery Co., Ltd.	334,000	2,262,699
Uni-President China Holdings, Ltd.	1,993,000	1,966,659
Vipshop Holdings, Ltd. ADR	118,832	2,070,053

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Weichai Power Co., Ltd., Class A	107,100	$435,230
WuXi AppTec Co., Ltd., Class A	34,000	486,069
Xiaomi Corp., Class B*#†	909,400	4,056,812
Xtep International Holdings, Ltd.	2,223,500	1,514,847
Yadea Group Holdings, Ltd.*	138,000	201,265
ZCZL Industrial Technology Group Co., Ltd.	482,200	1,448,437
Zhaojin Mining Industry Co., Ltd.	50,500	222,697
Zhejiang Sanhua Intelligent Controls Co., Ltd.#	41,800	180,805
Zhongji Innolight Co., Ltd., Class A	10,000	778,914
Zhuzhou CRRC Times Electric Co., Ltd.	35,400	200,814
Zijin Mining Group Co., Ltd.	886,000	5,096,250
Zijin Mining Group Co., Ltd., Class A	99,900	576,315
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	1,516,000	2,209,087
		179,052,609
Czech Republic — 0.0%
Komercni Banka AS	4,720	270,428
Greece — 0.2%
OPAP Holding SA	92,309	1,723,343
Hong Kong — 4.1%
Alibaba Group Holding, Ltd.	1,237,900	22,611,129
China Medical System Holdings, Ltd.#	152,000	283,662
China Resources Beer Holdings Co., Ltd.	741,500	2,615,922
China Resources Pharmaceutical Group, Ltd.*	582,500	338,775
Chow Tai Fook Jewellery Group, Ltd.#	801,400	1,343,964
CITIC, Ltd.	379,000	606,524
Fosun International, Ltd.	2,413,000	1,193,638
Geely Automobile Holdings, Ltd.	861,000	1,777,379
Guangdong Investment, Ltd.	592,000	577,365
Lenovo Group, Ltd.#	2,068,000	2,571,982
Simcere Pharmaceutical Group, Ltd.*	736,000	1,166,552
Sino Biopharmaceutical, Ltd.	2,621,000	2,026,875
Sinotruk Hong Kong, Ltd.	170,000	894,394
TCL Electronics Holdings, Ltd.	313,000	491,300
		38,499,461
Hungary — 0.4%
OTP Bank Nyrt	32,958	4,062,512
India — 12.5%
Adani Ports & Special Economic Zone, Ltd.	51,699	863,712
Apar Industries, Ltd.	1,728	211,023
APL Apollo Tubes, Ltd.	31,814	780,521
Apollo Tyres, Ltd.	213,618	1,065,316
Asian Paints, Ltd.	13,820	360,811
Ather Energy, Ltd.†	11,904	92,915
Axis Bank, Ltd.	177,812	2,705,012
Bajaj Auto, Ltd.	3,790	414,738
Bajaj Finance, Ltd.	106,205	1,163,599
Bajaj Holdings & Investment, Ltd.	493	58,536
Bharat Electronics, Ltd.	237,898	1,156,068
Bharat Forge, Ltd.	22,615	474,666
Bharat Petroleum Corp., Ltd.	369,637	1,563,038
Bharti Airtel, Ltd.	256,989	5,316,259
Birlasoft, Ltd.	111,369	474,972
Britannia Industries, Ltd.	9,408	620,470
Cartrade Tech, Ltd.†	4,603	91,578
Chennai Petroleum Corp, Ltd.	29,210	308,423
City Union Bank, Ltd.	109,956	340,953
Dalmia Bharat, Ltd.	21,741	475,129
DLF, Ltd.	140,621	930,582
Security Description	Shares or Principal Amount	Value

India (continued)
Dr Lal PathLabs, Ltd.*	59,594	$917,070
Eicher Motors, Ltd.	5,735	505,190
Eternal, Ltd.†	198,695	540,548
Federal Bank, Ltd.	74,330	243,882
GE Vernova T&D India, Ltd.	23,853	1,009,429
GMR Airports, Ltd.†	589,291	645,798
Granules India, Ltd.	28,858	184,232
HCL Technologies, Ltd.	89,966	1,366,653
HDFC Asset Management Co., Ltd.*	40,764	1,205,316
HDFC Bank, Ltd.	967,381	9,436,554
HDFC Bank, Ltd. ADR	14,923	475,298
Hero MotoCorp, Ltd.	18,118	1,138,147
Hindalco Industries, Ltd.	59,710	607,363
Hindustan Aeronautics, Ltd.	16,403	705,116
Hindustan Petroleum Corp., Ltd.	221,955	1,069,810
Hindustan Zinc, Ltd.	179,294	1,191,138
Hitachi Energy India, Ltd.	610	171,032
ICICI Bank, Ltd.	459,897	6,973,050
ICICI Bank, Ltd. ADR	15,560	474,736
Indian Oil Corp., Ltd.	1,303,421	2,678,871
Indian Railway Catering & Tourism Corp., Ltd.	12,386	77,331
Infosys, Ltd.	326,536	4,662,070
Infosys, Ltd. ADR#	66,754	963,928
InterGlobe Aviation, Ltd.*	11,631	617,537
ITC, Ltd.	213,667	737,931
JK Cement, Ltd.	6,928	430,257
Kalyan Jewellers India, Ltd.	77,311	348,415
Karur Vysya Bank, Ltd.	62,645	225,030
KEC International, Ltd.	55,175	354,971
Kotak Mahindra Bank, Ltd.	241,503	1,104,435
L&T Finance, Ltd.	106,440	327,886
Larsen & Toubro, Ltd.	84,501	3,966,082
Larsen & Toubro, Ltd. GDR	10,036	465,670
Laurus Labs, Ltd.*	32,435	382,173
Lenskart Solutions, Ltd.†	35,876	210,225
LIC Housing Finance, Ltd.	62,118	370,074
Life Insurance Corp. of India	98,509	916,048
LTIMindtree, Ltd.*	7,946	388,757
Lupin, Ltd.	22,994	580,207
Mahindra & Mahindra, Ltd.	84,087	3,144,935
Mangalore Refinery & Petrochemicals, Ltd.†	301,846	646,982
Marico, Ltd.	115,595	1,001,365
Maruti Suzuki India, Ltd.	6,551	1,068,020
Max Financial Services, Ltd.†	33,814	677,200
Motilal Oswal Financial Services, Ltd.	26,523	211,598
Mphasis, Ltd.	15,734	397,257
MRF, Ltd.	340	526,876
MTAR Technologies, Ltd.†	7,494	314,748
Multi Commodity Exchange of India, Ltd.	17,535	471,641
Muthoot Finance, Ltd.	4,484	164,966
Narayana Hrudayalaya, Ltd.	11,170	227,621
Natco Pharma, Ltd.	53,472	580,117
National Aluminium Co., Ltd.	286,616	1,116,992
Navin Fluorine International, Ltd.	9,554	656,878
Nippon Life India Asset Management, Ltd.*	33,141	339,146
NTPC, Ltd.	271,132	1,138,456
Oil & Natural Gas Corp., Ltd.	382,704	1,174,072
PB Fintech, Ltd.†	14,378	233,285
Persistent Systems, Ltd.	4,971	257,467
Petronet LNG, Ltd.	213,081	754,878
Polycab India, Ltd.	12,206	1,154,707
Power Grid Corp. of India, Ltd.	560,993	1,846,827
Radico Khaitan, Ltd.	31,127	903,261

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Reliance Industries, Ltd.	379,843	$5,823,971
Sagility India, Ltd.	427,327	186,476
Samvardhana Motherson International, Ltd.	250,692	366,767
SBI Life Insurance Co., Ltd.*	1,868	41,856
Shree Cement, Ltd.	1,290	368,597
Shriram Finance, Ltd.	80,026	949,567
Siemens Energy India, Ltd.	12,602	408,079
State Bank of India	175,767	2,321,889
Steel Authority of India, Ltd.	685,153	1,244,442
Sun Pharmaceutical Industries, Ltd.	145,212	2,781,935
Swiggy, Ltd.†	72,952	240,604
Tata Consultancy Services, Ltd.	97,123	2,818,050
Tata Elxsi, Ltd.	15,587	771,672
Tata Motors Passenger Vehicles, Ltd.	317,477	1,338,288
Tata Motors, Ltd.†	129,428	714,458
Tata Steel, Ltd.	254,375	594,414
Tech Mahindra, Ltd.	90,651	1,349,458
Time Technoplast, Ltd.	68,755	138,906
Titan Co., Ltd.	13,950	664,408
TVS Motor Co., Ltd.	26,157	1,111,531
UPL, Ltd.	96,801	675,656
Vedanta, Ltd.	386,339	3,042,683
Vishal Mega Mart, Ltd.†	82,363	106,692
Welspun Corp., Ltd.	6,568	59,633
Wipro, Ltd.	400,994	885,855
Wipro, Ltd. ADR#	194,456	431,692
Yes Bank, Ltd.†	1,976,899	449,808
Zydus Lifesciences, Ltd.	5,452	55,304
		117,088,567
Indonesia — 1.1%
Aneka Tambang Tbk	2,572,700	667,536
Astra International Tbk PT	1,404,300	559,123
Bank Central Asia Tbk PT	8,969,500	3,838,721
Bank Mandiri Persero Tbk PT	5,901,900	1,856,995
Bank Rakyat Indonesia Persero Tbk PT	7,620,000	1,777,167
Japfa Comfeed Indonesia Tbk PT	3,199,700	454,237
Unilever Indonesia Tbk PT	2,292,400	325,435
Vale Indonesia Tbk PT	848,000	399,595
		9,878,809
Ireland — 0.4%
PDD Holdings, Inc. ADR†	40,725	4,224,404
Jersey — 0.0%
Caledonia Mining Corp. PLC	6,296	199,835
Kuwait — 0.3%
Kuwait Finance House KSCP	862,367	2,264,629
National Bank of Kuwait SAKP	35,859	110,313
		2,374,942
Luxembourg — 0.1%
Zabka Group SA†	85,163	532,693
Malaysia — 1.2%
99 Speed Mart Retail Holdings Bhd	700,100	618,952
Malayan Banking Bhd	1,364,000	4,192,609
MISC Bhd	36,600	75,909
Press Metal Aluminium Holdings Bhd	311,400	570,620
Sime Darby Bhd	3,297,000	2,067,510
Sunway Construction Group BHD	860,400	1,558,936
Security Description	Shares or Principal Amount	Value

Malaysia (continued)
Tenaga Nasional Bhd	502,700	$1,857,832
Westports Holdings Bhd	145,800	230,447
		11,172,815
Marshall Islands — 0.3%
Costamare, Inc.	86,559	1,520,842
Okeanis Eco Tankers Corp.*	11,447	618,710
Star Bulk Carriers Corp.	12,977	341,165
		2,480,717
Mexico — 1.7%
Banco del Bajio SA*#	106,876	356,398
Gentera SAB de CV#	784,129	2,276,077
Grupo Financiero Banorte SAB de CV, Class O	464,495	5,281,736
Grupo Mexico SAB de CV, Class B	362,994	4,600,341
Industrias Penoles SAB de CV†	30,279	1,927,469
Kimberly-Clark de Mexico SAB de CV, Class A	81,300	203,887
Regional SAB de CV	49,145	459,290
Wal-Mart de Mexico SAB de CV#	210,923	684,624
		15,789,822
Netherlands — 0.0%
Pepco Group NV	20,052	165,325
Philippines — 0.4%
International Container Terminal Services, Inc.	236,260	2,941,727
SM Investments Corp.	69,690	852,015
		3,793,742
Poland — 0.9%
Alior Bank SA	11	368
PGE Polska Grupa Energetyczna SA†	35,934	113,490
Powszechna Kasa Oszczednosci Bank Polski SA	134,046	3,468,618
Powszechny Zaklad Ubezpieczen SA	231,518	4,382,653
Santander Bank Polska SA	2,166	358,378
Tauron Polska Energia SA†	128,692	423,553
		8,747,060
Qatar — 0.7%
Barwa Real Estate Co.	187,037	131,521
Ooredoo Q.P.S.C.	603,273	2,242,937
Qatar National Bank Q.P.S.C.	710,132	3,759,931
		6,134,389
Russia — 0.0%
Gazprom PJSC†(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC†(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Saudi Arabia — 2.6%
Al Babtain Power & Telecommunication Co	17,511	293,631
Al Rajhi Bank	239,901	6,457,083
Banque Saudi Fransi	154,181	814,574
Electrical Industries Co.	29,053	114,237
Etihad Etisalat Co.	66,801	1,144,585
Mobile Telecommunications Co. Saudi Arabia	637,854	1,951,957
Mouwasat Medical Services Co.	41,279	700,236
Riyad Bank	60,185	444,680
Saudi Arabian Mining Co.†	106,610	2,009,718
Saudi Arabian Oil Co.*	325,348	2,165,105
Saudi Aramco Base Oil Co.	14,693	357,711
Saudi Awwal Bank	129,905	1,185,066
Saudi Basic Industries Corp.	198,605	2,869,445

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Saudi Energy Co.	326,220	$1,176,460
Saudi National Bank	282,363	3,137,022
		24,821,510
Singapore — 0.3%
Trip.com Group, Ltd.	60,900	3,202,477
South Africa — 3.2%
AVI, Ltd.	216,849	1,528,344
Capitec Bank Holdings, Ltd.	18,288	5,447,828
Clicks Group, Ltd.#	20,936	418,372
FirstRand, Ltd.	915,425	5,702,238
Gold Fields, Ltd.	61,220	3,569,570
Harmony Gold Mining Co., Ltd.	22,116	498,368
Impala Platinum Holdings, Ltd.	21,201	470,879
Kumba Iron Ore, Ltd.#	49,458	1,141,676
MTN Group, Ltd.	151,038	1,968,817
Naspers, Ltd., Class N	35,238	1,959,055
Northam Platinum Holdings, Ltd.	29,036	790,188
Shoprite Holdings, Ltd.	4,962	82,427
Sibanye Stillwater, Ltd.†	168,904	742,493
Standard Bank Group, Ltd.	124,149	2,505,239
Tiger Brands, Ltd.	72,814	1,454,108
Valterra Platinum, Ltd.	15,959	1,868,517
		30,148,119
South Korea — 17.9%
APR Corp.	1,847	401,243
BNK Financial Group, Inc.	40,417	559,966
Celltrion, Inc.	17,261	2,861,834
CJ CheilJedang Corp.	6,915	1,028,717
CJ ENM Co., Ltd.†	19,984	1,008,577
Daeduck Electronics Co., Ltd.	3,382	147,176
Dongsung Finetec Co., Ltd.†	18,936	387,671
Doosan Bobcat, Inc.	9,530	430,622
Doosan Co., Ltd.	538	477,973
Doosan Enerbility Co., Ltd.†	27,024	1,996,977
Ecopro Co., Ltd.	2,931	376,945
E-MART, Inc.	14,131	1,031,460
Eo Technics Co., Ltd.†	1,887	548,981
Green Cross Corp.†	4,685	550,736
GS Engineering & Construction Corp.	37,224	579,644
GS Holdings Corp.	18,917	903,440
Hana Financial Group, Inc.	20,980	1,776,409
Hanon Systems†	70,120	226,178
Hanwha Aerospace Co., Ltd.	618	513,389
Hanwha Corp.†	1,655	157,159
Hanwha Engine†	2,130	79,958
Hanwha Ocean Co., Ltd.†	3,777	370,742
HD Hyundai Co., Ltd.	4,908	997,977
HD Hyundai Electric Co., Ltd.	2,326	1,697,810
HDC Hyundai Development Co.-Engineering & Construction	36,313	584,391
HD-Hyundai Marine Engine†	3,456	209,738
Hugel, Inc.†	2,503	469,802
Hyosung Heavy Industries Corp.	434	851,708
Hyundai Heavy Industries Co., Ltd.	4,195	1,758,488
Hyundai Mobis Co., Ltd.	5,036	1,809,949
Hyundai Motor Co.	1,816	850,875
Hyundai Rotem Co., Ltd.	3,810	610,500
Hyundai Steel Co.	69,069	2,232,679
iM Financial Group Co., Ltd.	50,777	649,141
ISC Co., Ltd.	370	49,591
Security Description	Shares or Principal Amount	Value

South Korea (continued)
IsuPetasys Co., Ltd.	714	$63,334
JB Financial Group Co., Ltd.	22,860	504,557
Kakao Corp.	25,108	1,087,402
Kangwon Land, Inc.	40,095	530,977
KB Financial Group, Inc.	32,751	3,620,027
KB Financial Group, Inc. ADR#	4,040	444,400
Kia Corp.	11,601	1,657,286
KIWOOM Securities Co., Ltd.	949	307,427
Korea Aerospace Industries, Ltd.	750	99,844
Korea Electric Power Corp.	22,846	929,087
Korea Electric Power Corp. ADR#†	7,767	151,456
Korea Gas Corp.	3,115	89,217
Korea Investment Holdings Co., Ltd.	840	150,949
Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,652	1,768,092
Korea Zinc Co., Ltd.	36	50,803
KT Corp.	7	310
KT&G Corp.	15,379	1,743,702
LG Chem, Ltd.	684	198,519
LG Energy Solution, Ltd.†	1,795	532,822
LG Innotek Co., Ltd.	7,209	1,598,659
LS Corp.	3,226	638,024
LS Electric Co., Ltd.	1,258	688,249
Medytox, Inc.	2,821	252,586
Mirae Asset Securities Co., Ltd.	1,511	75,629
NAVER Corp.	11,902	2,105,707
NCSoft Corp.	2,904	466,336
Pan Ocean Co., Ltd.	72,848	267,388
Posco International Corp.	20,677	1,037,803
Samsung C&T Corp.	3,243	790,178
Samsung E&A Co., Ltd.	67,557	1,709,471
Samsung Electro-Mechanics Co., Ltd.	7,376	2,299,712
Samsung Electronics Co., Ltd.	404,193	60,832,662
Samsung Electronics Co., Ltd. GDR	1,234	4,494,228
Samsung Heavy Industries Co., Ltd.†	52,043	1,047,372
Samsung Life Insurance Co., Ltd.	2,841	454,244
Samsung Securities Co., Ltd.	46,294	3,437,052
Shinhan Financial Group Co., Ltd.	38,098	2,566,351
Shinhan Financial Group Co., Ltd. ADR	4,489	299,910
SK Hynix, Inc.	48,932	36,090,964
SK Square Co., Ltd.†	6,184	2,772,805
SK, Inc.	1,432	399,188
SNT Energy Co., Ltd.	8,082	258,163
S-Oil Corp.†	592	45,269
WONIK IPS Co., Ltd.	3,901	340,609
Woori Financial Group, Inc.	13,581	339,879
		168,427,095
Taiwan — 22.6%
Accton Technology Corp.	31,000	1,352,901
Advanced Wireless Semiconductor Co.	215,000	846,961
Airtac International Group	29,000	1,119,392
AP Memory Technology Corp.	74,000	1,016,969
Arcadyan Technology Corp.	263,000	1,643,654
ASE Technology Holding Co., Ltd.	335,000	4,013,078
Asia Vital Components Co., Ltd.	26,000	1,445,475
ASPEED Technology, Inc.	7,000	2,151,386
Asustek Computer, Inc.	20,000	336,581
Bizlink Holding, Inc.	17,375	771,998
Cathay Financial Holding Co., Ltd.	926,000	2,357,019
Chenbro Micom Co., Ltd.	25,000	726,884
China Airlines, Ltd.	814,000	547,638
ChipMOS Technologies, Inc.	7,000	15,822
Chroma ATE, Inc.	42,000	1,826,664

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chunghwa Precision Test Tech Co., Ltd.	3,000	$360,226
Compeq Manufacturing Co., Ltd.	234,000	1,513,673
Delta Electronics, Inc.	188,000	8,508,302
E.Sun Financial Holding Co., Ltd.	262,348	295,051
Elite Material Co., Ltd.	9,000	684,927
eMemory Technology, Inc.	1,000	79,980
Far EasTone Telecommunications Co., Ltd.	58,000	170,726
Formosa Chemicals & Fibre Corp.	302,000	490,299
Formosa Petrochemical Corp.	1,138,000	1,978,780
Fubon Financial Holding Co., Ltd.	122,000	366,731
Genius Electronic Optical Co., Ltd.	47,000	665,482
Global Unichip Corp.	10,000	886,897
Hon Hai Precision Industry Co., Ltd.	1,375,000	10,591,798
Hon Hai Precision Industry Co., Ltd. GDR	29,102	445,261
Innodisk Corp.	20,000	490,531
Kaori Heat Treatment Co., Ltd.	29,000	799,588
King Yuan Electronics Co., Ltd.	46,000	481,650
Macronix International Co., Ltd.†	40,000	137,086
MediaTek, Inc.	112,000	6,852,729
Merry Electronics Co., Ltd.	154,000	466,697
Micro-Star International Co., Ltd.	106,000	320,189
Minth Group, Ltd.	126,000	706,711
MPI Corp.	2,000	186,193
Nan Ya Plastics Corp.	363,000	1,087,621
Nan Ya Printed Circuit Board Corp.	13,000	227,807
Nanya Technology Corp.†	161,000	1,407,345
Phison Electronics Corp.	15,000	884,989
Powertech Technology, Inc.	183,000	1,471,331
Primax Electronics, Ltd.	453,000	1,187,053
Quanta Computer, Inc.	102,000	945,768
Sunonwealth Electric Machine Industry Co., Ltd.	166,000	810,812
Synnex Technology International Corp.	915,000	2,107,563
Taiwan Semiconductor Manufacturing Co., Ltd.	1,995,000	125,357,717
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,642	2,487,960
Taiwan Union Technology Corp.	10,000	174,521
Tripod Technology Corp.	283,000	3,497,144
TS Financial Holding Co., Ltd.	375,000	306,753
Unimicron Technology Corp.	105,000	1,594,700
United Integrated Services Co., Ltd.	50,000	1,827,015
United Microelectronics Corp.	618,000	1,284,576
Voltronic Power Technology Corp.	42,000	1,236,802
Winbond Electronics Corp.†	303,000	1,161,851
Wisdom Marine Lines Co., Ltd.	432,000	1,004,925
Wiwynn Corp.	3,000	374,496
WPG Holdings, Ltd.	157,000	350,713
XinTec, Inc.	30,000	184,347
Yageo Corp.	132,000	1,236,695
Yuanta Financial Holding Co., Ltd.	1,469,000	2,307,750
		212,170,183
Thailand — 1.3%
Advanced Info Service PCL NVDR	250,200	3,058,581
Bangchak Corp. PCL NVDR	216,800	263,285
Com7 PCL NVDR	525,300	407,262
Delta Electronics Thailand PCL NVDR	297,100	2,666,588
Gulf Development PCL NVDR	822,200	1,639,903
Krungthai Card PCL NVDR	657,800	703,614
Osotspa PCL NVDR	722,300	399,664
PTT Exploration & Production PCL NVDR	249,800	1,100,936
PTT Oil & Retail Business PCL NVDR	2,072,000	893,190
Security Description	Shares or Principal Amount	Value

Thailand (continued)
Thai Oil PCL NVDR	792,500	$1,395,830
Thai Union Group PCL NVDR	206,800	82,494
		12,611,347
Turkey — 0.4%
Coca-Cola Icecek AS	28,029	45,424
Migros Ticaret AS	96,974	1,424,790
Turk Hava Yollari AO	15,201	106,394
Turk Telekomunikasyon AS†	1,475,718	2,282,402
		3,859,010
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	363,722	1,501,212
Abu Dhabi Islamic Bank PJSC	258,968	1,797,875
Abu Dhabi National Oil Co. PJSC	1,256,058	1,367,864
Aldar Properties PJSC	362,884	1,067,001
Dubai Electricity & Water Authority PJSC	1,346,863	1,100,064
Emaar Development PJSC	135,216	712,331
Emaar Properties PJSC	1,063,630	4,691,144
First Abu Dhabi Bank PJSC	427,577	2,283,949
		14,521,440
United Kingdom — 0.6%
Anglogold Ashanti PLC	42,733	5,388,377
United States — 0.4%
BeOne Medicines, Ltd.†	42,800	1,052,029
Coupang, Inc.†	102,080	1,947,686
Southern Copper Corp.#	1,434	312,960
		3,312,675
Total Common Stocks (cost $695,826,155)		927,387,293
PREFERRED STOCKS — 0.0%
India — 0.0%
TVS Motor Co., Ltd. 6.00%†(1)(2) (cost $0)	67,628	7,434
Total Long-Term Investment Securities (cost $695,826,155)		927,394,727
SHORT-TERM INVESTMENTS — 1.9%
Unaffiliated Investment Companies — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(3)	15,490,931	15,490,931
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(3)(4)	2,591,933	2,591,933
Total Short-Term Investments (cost $18,082,864)		18,082,864
TOTAL INVESTMENTS (cost $713,909,019)	100.6%	945,477,591
Other assets less liabilities	(0.6)	(5,856,961)
NET ASSETS	100.0%	$939,620,630

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At February 28, 2026, the aggregate value of these securities was
$22,945,805 representing 2.4% of net assets.

#	The security or a portion thereof is out on loan.

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28,
2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	6/10/21	1,262,418	$4,856,005	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC	12/14/20, 12/16/20, 02/10/21	2,290,683	1,607,263	0	0.00	0.0
Sberbank of Russia PJSC	11/12/20, 11/20/20, 12/14/20, 12/16/20, 11/24/21	1,300,000	4,716,417	0	0.00	0.0
Severstal PAO GDR	10/30/20, 11/20/20, 12/14/20, 12/16/20	75,082	1,073,688	0	0.00	0.0
Preferred Stocks
TVS Motor Co., Ltd.	08/25/25	67,628	0	7,434	0.11	0.0
				$7,434		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of February 28, 2026.
(4)
At February 28, 2026, the Fund had loaned securities with a total value of $18,354,901.
This was secured by collateral of $2,591,933, which was received in cash and subsequently invested in short-term investments currently valued at $2,591,933 as reported in the Portfolio of Investments. Additional collateral of $16,733,326 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$2,825
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	14,223
United States Treasury Bills	0.00%	05/19/2026	15,717
United States Treasury Notes/Bonds	0.13% to 6.25%	03/31/2026 to 08/15/2055	16,700,561

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
172	Long	MSCI Emerging Markets Index	March 2026	$13,641,594	$13,791,820	$150,226

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Semiconductors	26.7%
Banks	14.3
Internet	9.2
Mining	3.9
Oil & Gas	3.5
Electronics	3.4
Diversified Financial Services	3.1

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Telecommunications	3.0%
Insurance	2.9
Computers	2.7
Short-Term Investments	1.9
Pharmaceuticals	1.9
Auto Parts & Equipment	1.7
Auto Manufacturers	1.6
Iron/Steel	1.5
Engineering & Construction	1.5
Retail	1.4
Electrical Components & Equipment	1.4
Electric	1.2
Commercial Services	1.2
Food	1.0
Beverages	0.9
Machinery-Construction & Mining	0.9
Chemicals	0.9
Real Estate	0.9
Home Furnishings	0.7
Software	0.7
Miscellaneous Manufacturing	0.6
Biotechnology	0.5
Shipbuilding	0.5
Leisure Time	0.4
Transportation	0.4
Agriculture	0.4
Distribution/Wholesale	0.3
Investment Companies	0.3
Entertainment	0.3
Gas	0.3
Healthcare-Services	0.3
Lodging	0.3
Aerospace/Defense	0.3
Holding Companies-Diversified	0.3
Metal Fabricate/Hardware	0.2
Building Materials	0.2
Airlines	0.2
Healthcare-Products	0.1
Machinery-Diversified	0.1
Energy-Alternate Sources	0.1
Trucking & Leasing	0.1
Cosmetics/Personal Care	0.1
Hand/Machine Tools	0.1
Pipelines	0.1
Water	0.1
100.6%

*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Kuwait	$—	$2,374,942	$—	$2,374,942
Qatar	—	6,134,389	—	6,134,389
Russia	—	—	0	0
Saudi Arabia	—	24,821,510	—	24,821,510
Taiwan	3,639,932	208,530,251	—	212,170,183
Other Countries	681,886,269	—	—	681,886,269
Preferred Stocks	—	—	7,434	7,434
Short-Term Investments	18,082,864	—	—	18,082,864
Total Investments at Value	$703,609,065	$241,861,092	$7,434	$945,477,591
Other Financial Instruments:†
Futures Contracts	$150,226	$—	$—	$150,226

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Australia — 7.0%
Charter Hall Group	130,469	$2,049,161
Goodman Group#	356,576	7,343,737
GPT Group	553,661	1,993,705
NEXTDC, Ltd.#†	305,798	3,020,582
Scentre Group	2,656,302	7,221,166
		21,628,351
Belgium — 1.3%
Aedifica SA#	22,705	2,110,040
Warehouses De Pauw CVA	66,625	2,049,976
		4,160,016
Bermuda — 0.4%
Hongkong Land Holdings, Ltd.	126,600	1,097,622
Canada — 1.7%
Canadian Apartment Properties REIT	44,001	1,217,402
Chartwell Retirement Residences(1)	113,500	1,848,884
First Capital Real Estate Investment Trust	141,770	2,223,130
		5,289,416
France — 1.3%
Klepierre SA	92,022	3,873,077
Germany — 1.1%
Vonovia SE	104,220	3,533,069
Guernsey — 0.5%
Shurgard Self Storage, Ltd.	51,163	1,686,672
Hong Kong — 1.7%
Swire Properties, Ltd.	1,518,901	5,242,008
Japan — 10.3%
Comforia Residential REIT, Inc.	1,389	998,846
Industrial & Infrastructure Fund Investment Corp.	985	958,730
Invincible Investment Corp.	1,723	731,501
Japan Hotel REIT Investment Corp.	2,945	1,599,180
Japan Metropolitan Fund Investment Corp.#	2,210	1,722,262
KDX Realty Investment Corp.	648	705,408
Mitsubishi Estate Co., Ltd.	296,537	10,022,235
Mitsui Fudosan Co., Ltd.	745,535	10,056,475
Mitsui Fudosan Logistics Park, Inc.	1,912	1,441,055
Nippon Accommodations Fund, Inc. #	1,026	905,999
Nippon Building Fund, Inc.	2,079	1,934,356
Star Asia Investment Corp.	1,661	646,680
		31,722,727
Singapore — 2.0%
CapitaLand Ascendas REIT	1,291,600	2,746,782
CapitaLand India Trust#(1)	1,805,958	1,727,575
CapitaLand Integrated Commercial Trust	506,100	980,271
Parkway Life Real Estate Investment Trust	238,800	758,934
		6,213,562
Spain — 1.6%
Merlin Properties Socimi SA	282,393	5,008,471
SupraNational — 1.0%
Unibail-Rodamco-Westfield	23,504	2,948,033
Sweden — 0.4%
Catena AB	21,685	1,196,235
United Kingdom — 6.2%
Big Yellow Group PLC	87,739	1,229,712
British Land Co. PLC	322,930	1,775,603
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Derwent London PLC	38,739	$947,029
Grainger PLC	588,907	1,523,791
Land Securities Group PLC	203,405	1,772,179
LondonMetric Property PLC	333,774	967,093
Safestore Holdings PLC	147,305	1,574,229
Segro PLC	239,328	2,713,127
Tritax Big Box REIT PLC	1,744,450	4,050,617
UNITE Group PLC	379,618	2,578,426
		19,131,806
United States — 61.2%
Acadia Realty Trust	97,822	2,046,436
Agree Realty Corp.	21,500	1,730,320
Alexandria Real Estate Equities, Inc.	25,233	1,363,591
American Homes 4 Rent, Class A	208,759	6,262,770
American Tower Corp.	13,954	2,677,215
Americold Realty Trust, Inc.#	76,506	1,024,415
AvalonBay Communities, Inc.	25,469	4,513,871
Brixmor Property Group, Inc.	132,201	4,001,724
BXP, Inc.	53,772	3,096,192
Cousins Properties, Inc.	94,703	2,193,322
CubeSmart	78,270	3,220,028
Digital Realty Trust, Inc.	67,121	11,893,841
Douglas Emmett, Inc.	69,366	686,030
Equinix, Inc.	17,678	17,222,968
Equity LifeStyle Properties, Inc.	85,382	5,734,255
Equity Residential	33,461	2,115,070
Essential Properties Realty Trust, Inc.	138,556	4,702,591
Essex Property Trust, Inc.	18,051	4,604,991
Extra Space Storage, Inc.	12,137	1,833,051
Federal Realty Investment Trust	20,688	2,250,234
First Industrial Realty Trust, Inc.	71,525	4,516,089
Healthcare Realty Trust, Inc.	119,745	2,209,295
Healthpeak Properties, Inc.	35,558	628,665
Highwoods Properties, Inc.	68,482	1,540,160
Iron Mountain, Inc.	36,840	3,990,877
Kimco Realty Corp.	77,509	1,825,337
Lamar Advertising Co., Class A	16,264	2,240,203
Mid-America Apartment Communities, Inc.	39,102	5,234,194
NNN REIT, Inc.	42,929	1,945,542
Pebblebrook Hotel Trust#	116,000	1,488,280
Phillips Edison & Co., Inc.	58,075	2,281,186
Prologis, Inc.	159,730	22,772,706
Public Storage	12,765	3,919,621
Regency Centers Corp.	22,614	1,786,506
Rexford Industrial Realty, Inc.	43,208	1,619,004
Ryman Hospitality Properties, Inc.	38,951	3,846,411
Simon Property Group, Inc.	46,515	9,482,083
Smartstop Self Storage REIT, Inc.#	26,506	883,975
Sunstone Hotel Investors, Inc.	126,848	1,177,150
Ventas, Inc.	133,088	11,466,862
VICI Properties, Inc.	80,121	2,420,455
Vornado Realty Trust	58,305	1,608,052
Welltower, Inc.	79,295	16,423,580
		188,479,148
Total Long-Term Investment Securities (cost $265,866,844)		301,210,213
SHORT-TERM INVESTMENTS — 1.6%
U.S. Government Agency — 1.3%
Federal Home Loan Bank Disc. Notes 3.48%, 03/02/2026	$3,953,000	3,951,811

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(2)(3)	870,405	$870,405
Total Short-Term Investments (cost $4,823,023)		4,822,216
TOTAL INVESTMENTS (cost $270,689,867)	99.3%	306,032,429
Other assets less liabilities	0.7	2,064,481
NET ASSETS	100.0%	$308,096,910

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Consists of more than one type of securities traded together as a unit.
(2)	The rate shown is the 7-day yield as of February 28, 2026.
(3)
At February 28, 2026, the Fund had loaned securities with a total value of $11,759,248.
This was secured by collateral of $870,405, which was received in cash and subsequently invested in short-term investments currently valued at $870,405 as reported in the Portfolio of Investments. Additional collateral of $11,479,734 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$3,920
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	19,738
United States Treasury Bills	0.00%	04/30/2026 to 07/02/2026	8,677
United States Treasury Notes/Bonds	0.13% to 6.25%	03/31/2026 to 08/15/2055	11,447,399

CVA—Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
Diversified REITS	18.5%
Warehouse/Industrial REITS	14.9
Real Estate	11.3
Health Care REITS	11.2
Shopping Centers REITS	9.5
Apartment REITS	9.4
Storage REITS	5.9
Regional Malls REITS	4.4
Office Property REITS	3.7
Single Tenant REITS	2.7
Hotel REITS	2.7
Manufactured Homes REITS	1.9
Short-Term Investments	1.6
Telecommunications	1.0
Healthcare-Services	0.6
99.3%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$301,210,213	$—	$—	$301,210,213
Short-Term Investments:
U.S. Government Agency	—	3,951,811	—	3,951,811
Other Short-Term Investments	870,405	—	—	870,405
Total Investments at Value	$302,080,618	$3,951,811	$—	$306,032,429

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.1%
Australia — 0.4%
BHP Group, Ltd.#	9,652	$401,209
Brambles, Ltd.	10,342	184,586
Fortescue, Ltd.#	27,127	408,106
Qantas Airways, Ltd.	12	85
		993,986
Austria — 0.0%
Erste Group Bank AG	383	45,572
OMV AG	526	34,059
		79,631
Belgium — 0.0%
KBC Group NV	269	36,489
Bermuda — 0.0%
Arch Capital Group, Ltd.†	264	26,440
Brazil — 1.1%
AMBEV SA	65	206
B3 SA - Brasil Bolsa Balcao	43	150
BB Seguridade Participacoes SA	12,200	82,531
Cia de Saneamento Basico do Estado de Sao Paulo	8,169	245,222
CPFL Energia SA	22,700	222,949
Itausa SA (Preference Shares)	69,318	192,952
Petroleo Brasileiro SA	61,709	514,352
Petroleo Brasileiro SA (Preference Shares)	62,200	477,192
Vale SA	58,100	1,002,654
		2,738,208
Canada — 1.1%
Agnico Eagle Mines, Ltd.	1,500	376,779
Barrick Mining Corp.#	1,400	71,034
Canadian Imperial Bank of Commerce	400	40,406
CGI, Inc.	100	7,313
Fairfax Financial Holdings, Ltd.#	316	543,887
Great-West Lifeco, Inc.	4,300	207,742
Imperial Oil, Ltd.#	400	46,787
Kinross Gold Corp. (TSX)	19,413	717,572
Loblaw Cos., Ltd.	1,003	46,486
Lundin Gold, Inc.	1,800	169,661
Magna International, Inc.#	1,019	64,253
Open Text Corp.#	3,900	96,610
Suncor Energy, Inc.#	3,700	208,999
		2,597,529
China — 2.9%
3SBio, Inc.*	37	104
Agricultural Bank of China, Ltd.	354,000	240,271
Aluminum Corp. of China, Ltd.	153	277
Bank of China, Ltd.	361,000	214,106
China CITIC Bank Corp., Ltd.	135,798	125,151
China Communications Services Corp., Ltd.	1,925	1,095
China Construction Bank Corp.	1,538,471	1,571,233
China Hongqiao Group, Ltd.	46,230	209,540
China Life Insurance Co., Ltd.	119,454	482,189
China Merchants Bank Co., Ltd.#	4,000	24,971
China Minsheng Banking Corp., Ltd.	278	144
China Pacific Insurance Group Co., Ltd.	43,737	200,924
China Tower Corp., Ltd.*	100	143
Contemporary Amperex Technology Co., Ltd., Class A	3	150
COSCO SHIPPING Holdings Co., Ltd.#	43,000	83,434
Huaneng Power International, Inc.	72,000	55,495
Industrial & Commercial Bank of China, Ltd.	1,041,416	858,595
JD Logistics, Inc.*†	34,200	48,830
Security Description	Shares or Principal Amount	Value

China (continued)
JD.com, Inc., Class A	8	$107
NetEase, Inc.	27,800	636,777
New China Life Insurance Co., Ltd.	61,041	431,080
People's Insurance Co. Group of China, Ltd.	144,774	118,619
PetroChina Co., Ltd.	350,044	426,850
Ping An Insurance Group Co. of China, Ltd.#	107,000	930,030
Pop Mart International Group, Ltd.*#	7,288	214,073
Vipshop Holdings, Ltd. ADR	5,437	94,713
		6,968,901
Czech Republic — 0.0%
CEZ AS	1	57
Denmark — 0.1%
Novo Nordisk A/S, Class B	2	75
Pandora A/S	1,313	103,818
ROCKWOOL A/S, Class B	946	31,348
		135,241
Egypt — 0.0%
Commercial International Bank Egypt SAE	40,528	112,836
Finland — 0.1%
Nokia Oyj	32	245
Orion Oyj, Class B	2	160
Wartsila OYJ Abp	6,260	272,943
		273,348
France — 1.8%
Air Liquide SA	226	47,598
BNP Paribas SA	1,844	208,082
Bouygues SA	3,072	191,222
Cie de Saint-Gobain SA	2,023	206,146
Eiffage SA	1,140	196,935
Engie SA	19,285	659,233
Klepierre SA	3,569	150,214
Orange SA	3	65
Safran SA	3,918	1,574,033
Sanofi SA	450	43,707
Schneider Electric SE	1	327
Societe Generale SA	11,321	988,017
TotalEnergies SE	2	159
		4,265,738
Germany — 1.1%
Deutsche Bank AG	29,650	1,061,368
Deutsche Lufthansa AG	9,603	103,121
Deutsche Post AG	2,980	176,411
GEA Group AG	1,744	135,801
Heidelberg Materials AG	1,869	418,604
Muenchener Rueckversicherungs-Gesellschaft AG	44	28,886
Rheinmetall AG	24	47,174
RWE AG	10,293	663,327
		2,634,692
Greece — 0.0%
OPAP Holding SA	3,076	57,427
Hong Kong — 0.4%
Alibaba Group Holding, Ltd.	7	128
Bosideng International Holdings, Ltd.	243	151
China Taiping Insurance Holdings Co., Ltd.	23,848	69,684
CITIC, Ltd.	67,559	108,117
CK Asset Holdings, Ltd.	31	197

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CK Hutchison Holdings, Ltd.	5,500	$45,274
WH Group, Ltd.*	542,920	682,866
		906,417
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	6,893	76,255
OTP Bank Nyrt	3,146	387,786
Richter Gedeon Nyrt	2,319	86,823
		550,864
India — 0.7%
Bharat Petroleum Corp., Ltd.	248,932	1,052,628
Coal India, Ltd.	13,509	63,925
HCL Technologies, Ltd.	9	137
Hindalco Industries, Ltd.	17,150	174,448
Hindustan Petroleum Corp., Ltd.	15,318	73,832
Infosys, Ltd.	394	5,625
NTPC, Ltd.	36	151
Oil & Natural Gas Corp., Ltd.	52,165	160,034
Power Finance Corp., Ltd.	23,757	107,639
REC, Ltd.	18,249	69,996
Shriram Finance, Ltd.	3,542	42,028
Tata Consultancy Services, Ltd.	4	116
Tata Motors Passenger Vehicles, Ltd.	3,418	14,408
Tata Motors, Ltd.†	3,418	18,868
Vedanta, Ltd.	29	228
		1,784,063
Indonesia — 0.1%
Astra International Tbk PT	335,737	133,674
Ireland — 0.3%
Allegion PLC	64	10,314
Linde PLC	103	52,332
Medtronic PLC	2,900	283,214
TE Connectivity PLC	701	161,335
Trane Technologies PLC	300	138,696
		645,891
Israel — 0.1%
Bank Leumi Le-Israel BM	1,845	44,626
Check Point Software Technologies, Ltd.†	297	45,165
Nice, Ltd.†	797	90,320
Phoenix Financial, Ltd.	5	255
		180,366
Italy — 0.4%
Enel SpA	19,638	236,544
Generali	4	171
Leonardo SpA	2,565	172,150
Poste Italiane SpA*	5,928	159,353
Prysmian SpA	473	57,287
UniCredit SpA	3,553	303,993
Unipol Assicurazioni SpA	6	150
		929,648
Japan — 2.7%
Advantest Corp.	2,400	412,641
Asahi Kasei Corp.	19,400	229,138
Asics Corp.	8,300	254,796
Bandai Namco Holdings, Inc.	1,600	43,482
Central Japan Railway Co.	13,553	399,912
Chugai Pharmaceutical Co., Ltd.	3	201
Daifuku Co., Ltd.	5,372	222,634
Security Description	Shares or Principal Amount	Value

Japan (continued)
ENEOS Holdings, Inc.	8,400	$80,038
Fujikura, Ltd.	3,300	565,585
Fujitsu, Ltd.	6,500	149,342
Hoya Corp.	1,200	217,193
Inpex Corp.	14,165	344,680
Kao Corp.	1,100	47,011
Kirin Holdings Co., Ltd.	8,000	138,674
Konami Group Corp.	1	133
Marubeni Corp.	8,100	311,624
Mitsubishi Chemical Group Corp.	20,500	152,340
Mitsubishi Electric Corp.	12,600	483,377
Mitsubishi Heavy Industries, Ltd.	5	161
NEC Corp.	20,500	568,930
Nitto Denko Corp.#	9,200	214,263
Panasonic Holdings Corp.	8,100	131,590
Recruit Holdings Co., Ltd.	11,900	523,199
Ryohin Keikaku Co., Ltd.	7	161
Shionogi & Co., Ltd.	4,000	93,849
Sompo Holdings, Inc.	5	200
Subaru Corp.	7,000	132,972
Sumitomo Corp.	6,800	290,132
TDK Corp.	10	155
TIS, Inc.	2,200	45,419
Tokyo Electron, Ltd.	200	56,363
Tokyo Gas Co., Ltd.	4,700	230,418
Toray Industries, Inc.	4	34
Toyota Tsusho Corp.#	6,600	295,334
		6,635,981
Luxembourg — 0.0%
Spotify Technology SA†	70	36,046
Tenaris SA	9	246
		36,292
Malaysia — 0.0%
Petronas Dagangan Bhd	27	152
Tenaga Nasional Bhd	41	152
		304
Mexico — 0.0%
Prologis Property Mexico SA de CV	7,792	38,417
Netherlands — 0.5%
AerCap Holdings NV	2,315	345,954
JBS NV†	11	184
Koninklijke Ahold Delhaize NV	14,459	713,630
Magnum Ice Cream Co. NV (XAMS)†	2,583	40,902
Wolters Kluwer NV	1	80
		1,100,750
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	1,330	32,630
Norway — 0.2%
Equinor ASA	7,913	234,353
Kongsberg Gruppen ASA	5	203
Yara International ASA	2,747	138,877
		373,433
Poland — 0.5%
Orlen SA	35,647	1,143,888
Qatar — 0.0%
Qatar National Bank Q.P.S.C.	5,542	29,343

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia — 0.0%
MMC Norilsk Nickel PJSC†(1)(2)	56,300	$0
Saudi Arabia — 0.0%
SABIC Agri-Nutrients Co.	3,723	122,826
Saudi Energy Co.	39	141
		122,967
Singapore — 0.2%
Singapore Exchange, Ltd.	14,241	204,906
Singapore Technologies Engineering, Ltd.	25,935	204,421
Yangzijiang Shipbuilding Holdings, Ltd.	41,357	141,900
		551,227
South Africa — 0.2%
FirstRand, Ltd.	6,248	38,919
Gold Fields, Ltd.	4,205	245,182
Harmony Gold Mining Co., Ltd.	9,489	213,828
MTN Group, Ltd.	3,930	51,228
Sasol, Ltd.†	22	201
		549,358
South Korea — 3.5%
Hana Financial Group, Inc.	4,453	377,042
Hyundai Glovis Co., Ltd.	622	125,178
Kia Corp.	3,780	540,000
Korea Electric Power Corp.	4,259	173,202
Korea Shipbuilding & Offshore Engineering Co., Ltd.	704	220,229
Meritz Financial Group, Inc.†	2	177
Samsung Electronics Co., Ltd.	17,175	2,584,906
Samsung Electronics Co., Ltd. (Preference Shares)	13,054	1,304,946
Shinhan Financial Group Co., Ltd.	5,800	390,699
SK Hynix, Inc.	2,516	1,855,736
SK Square Co., Ltd.†	1,474	660,918
Woori Financial Group, Inc.	10,569	264,501
		8,497,534
Spain — 0.7%
Acciona SA#	410	119,564
ACS Actividades de Construccion y Servicios SA	2	259
Aena SME SA*	8,690	273,850
Banco Bilbao Vizcaya Argentaria SA	13,293	310,213
CaixaBank SA	9,986	124,130
Endesa SA	5,280	215,677
Iberdrola SA	4,854	114,997
International Consolidated Airlines Group SA	20,161	114,966
Repsol SA	18,076	406,134
		1,679,790
Sweden — 0.1%
Atlas Copco AB, Class B	1,631	30,686
Telefonaktiebolaget LM Ericsson, Class B	16,759	194,089
Volvo AB, Class B	5	195
		224,970
Switzerland — 1.8%
ABB, Ltd.	3,153	294,529
Coca-Cola HBC AG	1,344	87,121
Garmin, Ltd.	1	253
Geberit AG	218	183,734
Holcim AG	1,706	157,275
Novartis AG	9,319	1,581,751
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Roche Holding AG	4,241	$2,024,383
Roche Holding AG (BR)	40	19,843
		4,348,889
Taiwan — 1.7%
ASE Technology Holding Co., Ltd.	26	312
Asustek Computer, Inc.	7	118
Evergreen Marine Corp. Taiwan, Ltd.	17,103	107,939
Hon Hai Precision Industry Co., Ltd.	3,000	23,109
Novatek Microelectronics Corp.	11	138
Taiwan Semiconductor Manufacturing Co., Ltd.	58,101	3,650,831
United Microelectronics Corp.	187,439	389,611
		4,172,058
Thailand — 0.0%
Advanced Info Service PCL	4,600	56,233
PTT Exploration & Production PCL	41	177
		56,410
Turkey — 0.0%
Turk Hava Yollari AO	9,103	63,713
Turkcell Iletisim Hizmetleri AS	11,985	31,590
		95,303
United Arab Emirates — 0.9%
Aldar Properties PJSC	3,448	10,138
Emaar Development PJSC	261,199	1,376,023
Emaar Properties PJSC	106,051	467,739
Emirates NBD Bank PJSC	24,165	217,107
		2,071,007
United Kingdom — 2.3%
3i Group PLC	16,172	724,004
Anglogold Ashanti PLC	2	252
Associated British Foods PLC#	832	22,167
Barclays PLC	62,992	384,430
Centrica PLC	80,675	216,519
Compass Group PLC	1	31
Endeavour Mining PLC	3,094	220,573
Fresnillo PLC#	5	286
GSK PLC	52,436	1,555,346
HSBC Holdings PLC	15,337	288,042
Imperial Brands PLC	1,781	79,805
JD Sports Fashion PLC	118	130
Kingfisher PLC	29,108	145,338
NatWest Group PLC	120,797	1,007,684
Next PLC	1,939	353,290
RELX PLC†	1,751	60,976
Rolls-Royce Holdings PLC	21,115	379,456
Sage Group PLC	10	111
Standard Chartered PLC	8	197
Unilever PLC	1,132	83,401
Vodafone Group PLC	39,161	60,428
		5,582,466
United States — 34.0%
AbbVie, Inc.	8,039	1,865,691
Adobe, Inc.†	6,224	1,633,240
Allstate Corp.	6,548	1,404,677
Alphabet, Inc., Class A	11,797	3,677,833
Alphabet, Inc., Class C	11,872	3,697,297
Altria Group, Inc.	22,517	1,554,574
Amazon.com, Inc.†	11,910	2,501,100
American Express Co.	642	198,314

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Amgen, Inc.	2,763	$1,072,486
Amphenol Corp., Class A	411	60,031
Apple, Inc.	19,242	5,083,352
AppLovin Corp., Class A†	2,326	1,011,275
Arista Networks, Inc.†	1	133
Automatic Data Processing, Inc.	1	214
AutoZone, Inc.†	12	45,067
AvalonBay Communities, Inc.	628	111,300
Bank of New York Mellon Corp.	10,343	1,231,851
Best Buy Co., Inc.	1,683	104,296
Booking Holdings, Inc.	334	1,415,943
Boston Scientific Corp.†	453	34,813
Bristol-Myers Squibb Co.	6,783	423,056
Broadcom, Inc.	5,343	1,707,356
Broadridge Financial Solutions, Inc.	57	10,595
Builders FirstSource, Inc.†	1	104
Cardinal Health, Inc.	684	156,793
Caterpillar, Inc.	442	328,331
CF Industries Holdings, Inc.	9,428	938,463
Cintas Corp.	3,948	794,061
Cisco Systems, Inc.	579	46,007
Cognizant Technology Solutions Corp., Class A	2,147	138,331
Colgate-Palmolive Co.	11,111	1,101,545
Comcast Corp., Class A	2,117	65,542
Corpay, Inc.†	41	13,329
Deckers Outdoor Corp.†	1,811	212,376
Devon Energy Corp.	9,647	419,934
Dick's Sporting Goods, Inc.	1	204
DocuSign, Inc.†	2,840	127,999
Domino's Pizza, Inc.	325	130,816
eBay, Inc.	1,303	118,391
Electronic Arts, Inc.	181	36,303
Eli Lilly & Co.	44	46,288
Entergy Corp.	1	107
EOG Resources, Inc.	560	69,485
Equity LifeStyle Properties, Inc.	2	134
Expedia Group, Inc.	4,376	943,859
Fair Isaac Corp.†	229	322,743
Fastenal Co.	3,645	167,816
FedEx Corp.	180	69,660
Fortinet, Inc.†	1,765	139,488
Fox Corp., Class A	2,988	168,344
Gaming & Leisure Properties, Inc.	4,397	215,057
Gartner, Inc.†	1	157
General Dynamics Corp.	1,971	703,746
General Electric Co.	1	342
General Motors Co.	18,640	1,467,154
Gilead Sciences, Inc.	11,040	1,644,408
GoDaddy, Inc., Class A†	1	87
Hartford Insurance Group, Inc.	956	134,633
HCA Healthcare, Inc.	2,620	1,387,814
Hewlett Packard Enterprise Co.	6	129
Howmet Aerospace, Inc.	1,162	305,060
Hubbell, Inc.	184	94,140
IDEXX Laboratories, Inc.†	1,280	840,614
Illinois Tool Works, Inc.	572	166,240
Incyte Corp.†	2,655	268,872
International Business Machines Corp.	1	240
Intuit, Inc.	207	84,669
Johnson & Johnson	791	196,508
Kimberly-Clark Corp.	909	101,299
KLA Corp.	212	323,205
Security Description	Shares or Principal Amount	Value

United States (continued)
Kroger Co.	10,166	$693,728
Lam Research Corp.	3,371	788,443
Leidos Holdings, Inc.	956	167,396
Lennox International, Inc.	91	51,865
LKQ Corp.	3	99
Lockheed Martin Corp.	1,090	717,307
Lululemon Athletica, Inc.†	405	74,994
Masco Corp.	218	15,613
Mastercard, Inc., Class A	2,938	1,519,563
MercadoLibre, Inc.†	20	35,152
Merck & Co., Inc.	1,202	148,832
Meta Platforms, Inc., Class A	4,771	3,092,467
Mettler-Toledo International, Inc.†	338	461,941
Micron Technology, Inc.	4,912	2,025,561
Microsoft Corp.	13,099	5,144,501
Molina Healthcare, Inc.†	1	154
Monster Beverage Corp.†	9,717	828,860
Moody's Corp.	2,359	1,126,635
Morgan Stanley	1,072	178,499
NetApp, Inc.	1	99
Neurocrine Biosciences, Inc.†	229	30,285
New Fortress Energy, Inc.†	8,698	9,481
Northern Trust Corp.	319	45,646
NRG Energy, Inc.	3,094	553,702
NVIDIA Corp.	42,344	7,502,933
NVR, Inc.†	3	22,553
Old Dominion Freight Line, Inc.	1	203
Oracle Corp.	163	23,700
O'Reilly Automotive, Inc.†	453	42,528
Packaging Corp. of America	1	232
Palantir Technologies, Inc., Class A†	238	32,651
Parker-Hannifin Corp.	44	44,404
Paychex, Inc.	211	19,760
PepsiCo, Inc.	1	170
Procter & Gamble Co.	382	63,870
Progressive Corp.	216	46,151
Public Storage	648	198,975
PulteGroup, Inc.	237	32,516
QUALCOMM, Inc.	9,941	1,415,201
ResMed, Inc.	579	148,375
Rollins, Inc.	3,322	202,277
Ross Stores, Inc.	175	35,987
Royal Caribbean Cruises, Ltd.	156	48,510
RPM International, Inc.	214	24,422
RTX Corp.	1	203
Sherwin-Williams Co.	136	49,312
Simon Property Group, Inc.	998	203,442
Snap-on, Inc.	487	187,602
Solventum Corp.†	1,378	102,248
State Street Corp.	4,374	562,584
Stryker Corp.	122	47,270
Synchrony Financial	18,508	1,279,088
T. Rowe Price Group, Inc.	3,515	332,624
Tapestry, Inc.	3,445	535,594
Targa Resources Corp.	1	236
Tesla, Inc.†	2,345	943,886
TJX Cos., Inc.	4,372	706,778
T-Mobile US, Inc.	1	217
Uber Technologies, Inc.†	561	42,311
Ulta Beauty, Inc.†	717	490,994
Union Pacific Corp.	210	55,646
United Therapeutics Corp.†	571	287,727
Universal Health Services, Inc., Class B	4,335	893,443

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Veeva Systems, Inc., Class A†	398	$72,440
VeriSign, Inc.	1,368	311,822
Verisk Analytics, Inc.	1	208
Verizon Communications, Inc.	5,894	295,525
Versant Media Group, Inc.†	1,120	37,318
Vertiv Holdings Co., Class A	334	85,133
VICI Properties, Inc.	17,059	515,352
Visa, Inc., Class A	3,762	1,204,367
Walmart, Inc.	11,841	1,515,056
Williams-Sonoma, Inc.	1,653	339,939
WW Grainger, Inc.	48	54,947
Yum! Brands, Inc.	1,014	170,514
Zoom Communications, Inc.†	4,857	359,127
		82,634,515
Total Common Stocks (cost $103,106,194)		146,028,978
CORPORATE BONDS & NOTES — 16.0%
Argentina — 0.4%
Pluspetrol SA
8.13%, 05/18/2031*	$180,000	183,915
YPF Energia Electrica SA
7.88%, 10/16/2032*	220,000	225,524
YPF SA
6.95%, 07/21/2027*	320,000	324,865
8.25%, 01/17/2034*	370,000	379,643
		1,113,947
Bermuda — 0.3%
Aircastle, Ltd.
5.25%, 06/15/2026*(3)	470,000	469,717
Geopark, Ltd.
8.75%, 01/31/2030*#	310,000	294,627
		764,344
Brazil — 0.2%
Samarco Mineracao SA
9.50%, 06/30/2031*(4)	220,000	220,742
Vale Overseas, Ltd.
6.40%, 06/28/2054#	270,000	283,203
		503,945
Canada — 0.5%
Air Canada Pass-Through Trust
3.60%, 09/15/2028*	189,361	187,519
ERO Copper Corp.
6.50%, 02/15/2030*	355,000	359,544
Taseko Mines, Ltd.
8.25%, 05/01/2030*	160,000	169,382
Teine Energy, Ltd.
6.88%, 04/15/2029*	575,000	576,056
		1,292,501
Cayman Islands — 0.5%
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	415,000	421,956
5.31%, 10/20/2031*	415,000	423,173
Avolon Holdings Funding, Ltd.
4.20%, 04/15/2029*	300,000	299,200
		1,144,329
Security Description		Shares or Principal Amount	Value

Colombia — 0.2%
Ecopetrol SA
7.75%, 02/01/2032		$320,000	$326,485
8.88%, 01/13/2033		200,000	212,240
			538,725
Ireland — 0.3%
Flutter Treasury DAC
5.88%, 06/04/2031*		710,000	707,965
Japan — 0.3%
Kioxia Holdings Corp.
6.63%, 07/24/2033*		640,000	674,470
Luxembourg — 0.2%
Adecoagro SA
7.50%, 07/29/2032*		90,000	87,075
PRIO Luxembourg Holding SARL
6.75%, 10/15/2030*		320,000	315,363
			402,438
Mexico — 0.5%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(3)		400,000	399,510
Grupo Aeromexico SAB de CV
8.25%, 11/15/2029*		200,000	204,750
Petroleos Mexicanos
5.35%, 02/12/2028		430,000	429,954
Trust 2401
7.70%, 01/23/2032*		200,000	220,550
			1,254,764
Netherlands — 0.2%
Yinson Boronia Production BV
8.95%, 07/31/2042*		369,155	406,535
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030		1,469,343	1,398,815
Peru — 0.2%
Banco de Credito del Peru S.A.
5.65%, 01/15/2037*		250,000	251,725
Credicorp Capital Sociedad Titulizadora SA
9.70%, 03/05/2045*	PEN	500,000	161,326
Petroleos del Peru SA
5.63%, 06/19/2047*		310,000	197,470
			610,521
Switzerland — 0.4%
UBS Group AG
6.54%, 08/12/2033*		850,000	939,422
United Kingdom — 0.2%
Anglian Water Osprey Financing PLC
2.00%, 07/31/2028	GBP	270,000	339,715
Avianca Midco 2 PLC
9.50%, 01/28/2031*		200,000	202,000
			541,715
United States — 11.0%
Allegiant Travel Co.
7.25%, 08/15/2027*		332,000	335,080
American Express Co.
3.55%, 09/15/2026(3)		290,000	288,178
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033*		130,000	136,113

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Antares Holdings LP
2.75%, 01/15/2027*	$1,547,000	$1,516,451
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 07/01/2034*	90,000	91,407
Ares Capital Corp.
2.88%, 06/15/2028	980,000	934,668
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	607,000	606,660
Bank of New York Mellon Corp.
3.75%, 12/20/2026(3)	275,000	270,887
Blackstone Secured Lending Fund
2.85%, 09/30/2028	983,000	920,783
Block, Inc.
6.00%, 08/15/2033*	210,000	213,399
Blue Owl Capital Corp
2.63%, 01/15/2027	1,095,000	1,067,365
Blue Owl Finance LLC
3.13%, 06/10/2031	1,027,000	912,852
Burford Capital Global Finance LLC
7.50%, 07/15/2033*	200,000	187,064
8.50%, 01/15/2034*	200,000	196,037
Capital One Financial Corp.
3.95%, 09/01/2026#(3)	285,000	283,099
Charles Schwab Corp.
4.00%, 06/01/2026(3)	855,000	852,099
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	320,000	278,524
Citadel Finance LLC
5.90%, 02/10/2030*	1,000,000	1,025,992
Citigroup, Inc.
4.15%, 11/15/2026#(3)	260,000	259,347
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	218,000	221,406
7.63%, 01/15/2034*	642,000	658,866
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/2032*#	450,000	398,664
Credit Acceptance Corp.
9.25%, 12/15/2028*	383,000	400,179
Deluxe Corp.
8.13%, 09/15/2029*	380,000	398,591
DISH Network Corp.
11.75%, 11/15/2027*	830,000	859,279
Enact Holdings, Inc.
6.25%, 05/28/2029	900,000	944,452
Enova International, Inc.
9.13%, 08/01/2029*	220,000	231,098
First Citizens BancShares, Inc.
4.87%, 03/03/2032	300,000	299,165
Ford Motor Credit Co. LLC
5.30%, 09/06/2029	330,000	335,005
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*	180,000	181,350
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	155,000	163,878
Getty Images, Inc.
10.50%, 11/15/2030*	270,000	238,993
Goldman Sachs Private Credit Corp.
5.05%, 02/23/2028*	270,000	268,260
Security Description	Shares or Principal Amount	Value

United States (continued)
Golub Capital BDC, Inc.
2.50%, 08/24/2026	$934,000	$922,864
Golub Capital Private Credit Fund
5.88%, 05/01/2030	380,000	379,610
Hercules Capital, Inc.
2.63%, 09/16/2026	484,000	478,500
Jefferies Financial Group, Inc.
5.50%, 02/15/2036	390,000	383,563
JH North America Holdings, Inc.
6.13%, 07/31/2032*	150,000	153,953
JPMorgan Chase & Co.
3.65%, 06/01/2026#(3)	350,000	348,702
Kraken Oil & Gas Partners LLC
7.63%, 08/15/2029*	350,000	354,853
Level 3 Financing, Inc.
8.50%, 01/15/2036*	110,000	114,532
Main Street Capital Corp.
3.00%, 07/14/2026	680,000	674,775
MasTec, Inc.
4.50%, 08/15/2028*	303,000	302,872
Mativ Holdings, Inc.
8.00%, 10/01/2029*	230,000	226,990
Millrose Properties, Inc.
6.38%, 08/01/2030*	270,000	276,993
Murphy Oil Corp.
6.50%, 02/15/2034	348,000	347,998
NextEra Energy Capital Holdings, Inc.
3.80%, 03/15/2082	63,000	61,970
NFE Brazil Financing, Ltd.
15.00%, 08/30/2029†(4)	101,716	101,716
NFE Financial Holding LLC
12.00%, 11/15/2029*†(5)	1,362,400	492,508
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	90,000	93,273
NMI Holdings, Inc.
6.00%, 08/15/2029	400,000	414,816
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 03/15/2030*	120,000	127,365
PNC Financial Services Group, Inc.
3.40%, 09/15/2026(3)	165,000	163,080
5.00%, 11/01/2026(3)	180,000	180,669
Regal Rexnord Corp.
6.30%, 02/15/2030	110,000	117,454
6.40%, 04/15/2033	110,000	119,606
Ryan Specialty LLC
4.38%, 02/01/2030*	600,000	583,638
5.88%, 08/01/2032*	200,000	201,511
Saks Global Enterprises LLC
11.00%, 12/15/2029*†(5)	12,900	3
11.00%, 12/15/2029*†(5)	344,000	1,290
Sempra
4.13%, 04/01/2052	910,000	898,195
SGUS LLC
11.00%, 12/15/2029*†(5)	250,100	6,253
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031*	190,000	190,851
Synchrony Bank
5.63%, 08/23/2027	380,000	387,061
Synchrony Financial
4.95%, 02/25/2032	180,000	178,938
Texas Capital Bancshares, Inc.
5.30%, 02/27/2032	240,000	240,771

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
US Bancorp
3.70%, 01/15/2027#(3)	$390,000	$386,408
Venture Global LNG, Inc.
9.00%, 09/30/2029*(3)	460,000	402,305
Vistra Corp.
7.00%, 12/15/2026*(3)	220,000	222,634
8.00%, 10/15/2026*(3)	185,000	188,046
		26,701,757
Total Corporate Bonds & Notes (cost $39,991,688)		38,996,193
CONVERTIBLE BONDS & NOTES — 0.3%
Australia — 0.1%
IREN, Ltd.
TBD, 07/01/2031*	389,000	306,338
United States — 0.2%
Global Payments, Inc.
1.50%, 03/01/2031#	365,000	331,967
Total Convertible Bonds & Notes (cost $672,013)		638,305
ASSET BACKED SECURITIES — 4.7%
Cayman Islands — 1.0%
Ares LXXV CLO, Ltd. FRS
Series 2024-75A, Class C 5.52%, (TSFR3M+1.85%), 01/15/2037*	475,000	475,607
Dryden 60 CLO, Ltd. FRS
Series 2018-60A, Class D 6.93%, (TSFR3M+3.26%), 07/15/2031*	840,000	841,559
Dryden 93 CLO, Ltd. FRS
Series 2021-93A, Class D1R 6.67%, (TSFR3M+3.00%), 01/15/2038*	470,000	462,522
Morgan Stanley Eaton Vance CLO, Ltd. FRS
Series 2021-1A, Class D1R 6.57%, (TSFR3M+2.90%), 10/23/2037*	590,000	580,398
		2,360,086
United States — 3.7%
Cogent Ipv4 LLC
Series 2025-1A, Class A2 6.65%, 04/25/2055*	470,000	488,247
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-1A, Class A2 6.00%, 05/20/2055*	340,000	348,556
Series 2025-1A, Class B 6.51%, 05/20/2055*	800,000	822,334
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	990,000	977,868
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	720,000	721,314
Stack Infrastructure Issuer LLC
Series 2026-1A, Class A2 5.00%, 03/25/2056*	880,000	863,705
Series 2023-2A, Class A2 5.90%, 07/25/2048*	1,400,000	1,404,796
Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2 5.10%, 09/15/2054*	1,440,000	1,446,006
Security Description	Shares or Principal Amount	Value

United States (continued)
Zayo Issuer LLC
Series 2025-3A, Class A2 5.57%, 10/20/2055*	$180,000	$184,438
Series 2025-1A, Class B 6.09%, 03/20/2055*	410,000	418,852
Series 2025-2A, Class B 6.59%, 06/20/2055*	1,205,000	1,249,329
		8,925,445
Total Asset Backed Securities (cost $11,248,057)		11,285,531
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
Cayman Islands — 0.5%
MF1 LLC FRS
Series 2025-FL19, Class A 5.15%, (TSFR1M+1.49%), 05/18/2042*	430,000	431,890
TRTX Issuer, Ltd. FRS
Series 2025-FL7, Class A 5.11%, (TSFR1M+1.45%), 06/18/2043*	750,000	750,468
		1,182,358
United States — 4.0%
Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 5.47%, (SOFR30A+1.80%), 01/25/2044*	710,000	714,842
Series 2023-R07, Class 2M2 6.92%, (SOFR30A+3.25%), 09/25/2043*	550,000	568,524
Series 2023-R02, Class 1M2 7.02%, (SOFR30A+3.35%), 01/25/2043*	1,080,000	1,122,272
Series 2022-R06, Class 1M2 7.52%, (SOFR30A+3.85%), 05/25/2042*	860,000	888,001
Series 2023-R03, Class 2M2 7.57%, (SOFR30A+3.90%), 04/25/2043*	420,000	441,922
Series 2022-R04, Class 1B1 8.92%, (SOFR30A+5.25%), 03/25/2042*	680,000	708,928
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2023-HQA2, Class M1B 7.02%, (SOFR30A+3.35%), 06/25/2043*	1,180,000	1,213,541
Series 2022-HQA3, Class M1B 7.22%, (SOFR30A+3.55%), 08/25/2042*	820,000	851,211
Series 2022-DNA4, Class M2 8.92%, (SOFR30A+5.25%), 05/25/2042*	780,000	818,909
Series 2022-HQA1, Class B1 10.67%, (SOFR30A+7.00%), 03/25/2042*	710,000	752,169
Federal National Mtg, Assoc. Multifamily Connecticut Avenue Securities Trust FRS
Series 2019-01, Class M10 7.03%, (SOFR30A+3.36%), 10/25/2049*	600,274	609,456
Government National Mtg. Assoc.
6.00%, 02/20/2055	520,737	532,088
6.00%, 03/20/2055	538,775	550,094
		9,771,957
Total Collateralized Mortgage Obligations (cost $11,072,923)		10,954,315
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.6%
United States — 0.6%
United States Treasury Notes FRS
3.80%, (3 UTBMM+0.16%), 04/30/2027 (cost $1,500,457)	1,500,000	1,501,786

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 7.2%
Argentina — 0.8%
Provincia de Entre Rios Argentina
9.55%, 03/04/2033*		$140,000	$137,054
Republic of Argentina
0.75%, 07/09/2030(6)		990,000	839,025
4.13%, 07/09/2035(6)		1,260,000	949,788
			1,925,867
Brazil — 2.6%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2035	BRL	6,190,000	1,027,857
Federative Republic of Brazil
Series F 10.00%, 01/01/2033	BRL	30,570,000	5,215,135
			6,242,992
Chile — 0.5%
Republic of Chile
2.75%, 01/31/2027		1,326,000	1,308,629
Colombia — 0.6%
Colombian TES
11.50%, 07/25/2046	COP	5,170,000,000	1,155,823
13.25%, 02/09/2033	COP	1,190,000,000	307,278
			1,463,101
Ecuador — 0.2%
Republic of Ecuador
8.75%, 01/29/2034*		400,000	402,600
Egypt — 0.2%
Arab Republic of Egypt
7.63%, 05/29/2032*		260,000	266,722
9.45%, 02/04/2033*#		200,000	224,880
			491,602
Mexico — 2.3%
United Mexican States
7.50%, 05/26/2033	MXN	25,400,000	1,406,336
8.00%, 07/31/2053	MXN	84,500,000	4,337,801
			5,744,137
Total Foreign Government Obligations (cost $16,619,623)			17,578,928
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.#†(1) Expires 03/31/2040 (cost $0)		100	0
Total Long-Term Investment Securities (cost $184,210,955)			226,984,036
SHORT-TERM INVESTMENTS — 6.8%
Sovereign — 2.8%
Canadian Treasury Bill 2.15%, 04/22/2026	CAD	5,500,000	4,019,046
Egypt Treasury Bill 23.33%, 04/07/2026	EGP	134,000,000	2,724,280
			6,743,326
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(7)	7,785,010	$7,785,010
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(7)(8)	2,015,388	2,015,388
		9,800,398
Total Short-Term Investments (cost $16,523,370)		16,543,724
TOTAL INVESTMENTS (cost $200,734,325)	100.2%	243,527,760
Other assets less liabilities	(0.2)	(417,248)
NET ASSETS	100.0%	$243,110,512

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At February 28, 2026, the aggregate value of these securities was
$44,676,600 representing 18.4% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28,
2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MMC Norilsk Nickel PJSC	01/20/20, 04/24/20, 12/11/20	56,300	$158,889	$0	$0.00	0.0%

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(5)	Security in default
(6)	"Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of February 28, 2026.
(7)	The rate shown is the 7-day yield as of February 28, 2026.
(8)
At February 28, 2026, the Fund had loaned securities with a total value of $6,173,582.
This was secured by collateral of $2,015,388, which was received in cash and subsequently invested in short-term investments currently valued at $2,015,388 as reported in the Portfolio of Investments. Additional collateral of $4,382,291 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
United States Treasury Notes/Bonds	0.13% to 4.88%	03/31/2026 to 05/15/2055	$4,382,291

3 UTBMM—US Treasury 3 Month Bill Money Market Yield
ADR—American Depositary Receipt
BR—Bearer Shares

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

BRL—Brazilian Real
CAD—Canadian Dollar
COP—Columbian Peso
EGP—Egyptian Pound
GBP—British Pound
MXN—Mexican Peso
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
JPMorgan Chase Bank, N.A.	Republic of Panama	0.678	490,000	USD	490,000	1.000%	Quarterly	Sep 2027	$(7,589)	$11,661	$4,072

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
19	Long	S&P 500 E-Mini Index	March 2026	$6,554,534	$6,544,550	$(9,984)
30	Short	U.S. Treasury 10 Year Notes	June 2026	3,405,939	3,414,375	(8,436)
						$(18,420)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	MXN	16,400,000	USD	947,227	05/13/2026	$798	$—
HSBC Bank PLC	CAD	5,260,000	USD	3,816,473	04/21/2026	—	(47,827)
	GBP	120,000	USD	161,117	04/17/2026	—	(622)
	MXN	82,900,000	USD	4,764,697	05/13/2026	—	(19,385)
	USD	2,184,903	CLP	1,880,000,000	05/29/2026	—	(31,286)

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	2,290,384	CLP	1,990,000,000	06/17/2026	$—	$(10,871)
	USD	1,742,498	EGP	90,000,000	06/02/2026	44,841	—
						44,841	(109,991)
Unrealized Appreciation (Depreciation)						$45,639	$(109,991)

CAD—Canadian Dollar
CLP—Chilean Peso
EGP—Egyptian Pound
GBP—British Pound
MXN—Mexican Peso
USD—United States Dollar

Industry Allocation*
Semiconductors	10.2%
Internet	7.2
Foreign Government Obligations	7.2
Short-Term Investments	6.8
Banks	6.4
Diversified Financial Services	5.0
Other Asset Backed Securities	4.7
Collateralized Mortgage Obligations	4.5
Oil & Gas	3.7
Software	3.7
Investment Companies	3.5
Pharmaceuticals	3.4
Computers	2.7
Insurance	2.4
Electric	2.4
Retail	2.1
Aerospace/Defense	1.7
Commercial Services	1.7
Auto Manufacturers	1.4
Mining	1.4
Biotechnology	1.3
Iron/Steel	1.2
Healthcare-Services	1.0
Building Materials	1.0
Chemicals	0.9
Food	0.9
REITS	0.9
Airlines	0.8
Real Estate	0.8
Agriculture	0.7
Healthcare-Products	0.7
U.S. Government & Agency Obligations	0.6
Media	0.6
Pipelines	0.5
Distribution/Wholesale	0.5
Cosmetics/Personal Care	0.5
Private Equity	0.5
Engineering & Construction	0.5
Transportation	0.4
Beverages	0.4
Electronics	0.4
Apparel	0.4
Telecommunications	0.3
Electrical Components & Equipment	0.3
Machinery-Diversified	0.3
Entertainment	0.3
Water	0.2
Oil & Gas Services	0.2

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Machinery-Construction & Mining	0.1%
Shipbuilding	0.1
Diversified Finan Serv	0.1
Energy-Alternate Sources	0.1
Gas	0.1
Miscellaneous Manufacturing	0.1
Hand/Machine Tools	0.1
Home Furnishings	0.1
Holding Companies-Diversified	0.1
Household Products/Wares	0.1
100.2%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Egypt	$—	$112,836	$—	$112,836
Qatar	—	29,343	—	29,343
Russia	—	—	0	0
Saudi Arabia	—	122,967	—	122,967
Taiwan	—	4,172,058	—	4,172,058
Other Countries	141,591,774	—	—	141,591,774
Corporate Bonds & Notes	—	38,996,193	—	38,996,193
Convertible Bonds & Notes	—	638,305	—	638,305
Asset Backed Securities	—	11,285,531	—	11,285,531
Collateralized Mortgage Obligations	—	10,954,315	—	10,954,315
U.S. Government & Agency Obligations	—	1,501,786	—	1,501,786
Foreign Government Obligations	—	17,578,928	—	17,578,928
Warrants	—	—	0	0
Short-Term Investments:
Sovereign	—	6,743,326	—	6,743,326
Other Short-Term Investments	9,800,398	—	—	9,800,398
Total Investments at Value	$151,392,172	$92,135,588	$0	$243,527,760
Other Financial Instruments:†
Swaps	$—	$11,661	$—	$11,661
Forward Foreign Currency Contracts	—	45,639	—	45,639
Total Other Financial Instruments	$—	$57,300	$—	$57,300
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$18,420	$—	$—	$18,420
Forward Foreign Currency Contracts	—	109,991	—	109,991
Total Other Financial Instruments	$18,420	$109,991	$—	$128,411

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.9%
Agriculture — 0.2%
Philip Morris International, Inc.
4.00%, 10/29/2030	$400,000	$399,444
Banks — 3.3%
AIB Group PLC
6.61%, 09/13/2029*	500,000	529,225
Bank of America Corp.
5.29%, 04/25/2034	500,000	518,922
Citigroup, Inc.
4.50%, 09/11/2031	400,000	403,054
Goldman Sachs Group, Inc.
4.37%, 10/21/2031	400,000	400,258
4.52%, 01/21/2032	385,000	387,377
HSBC Holdings PLC
4.62%, 11/06/2031	500,000	505,729
Morgan Stanley
4.36%, 10/22/2031	400,000	400,941
Morgan Stanley Private Bank, N.A.
4.47%, 11/19/2031	885,000	890,447
Santander UK Group Holdings PLC
5.69%, 04/15/2031	500,000	524,978
Wells Fargo & Co.
4.08%, 09/15/2029	400,000	400,107
4.18%, 01/23/2030	405,000	406,435
5.15%, 04/23/2031	400,000	414,094
		5,781,567
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.88%, 01/23/2028	500,000	498,974
Avolon Holdings Funding, Ltd.
5.75%, 03/01/2029*	500,000	520,168
		1,019,142
Electric — 0.2%
Pacific Gas & Electric Co.
6.10%, 01/15/2029	400,000	420,096
Internet — 0.5%
Alphabet, Inc.
4.10%, 02/15/2031	205,000	206,350
4.40%, 02/15/2033	205,000	206,807
Amazon.com, Inc.
4.65%, 11/20/2035	215,000	216,230
Meta Platforms, Inc.
4.88%, 11/15/2035	224,000	226,230
		855,617
Pipelines — 0.2%
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	300,000	320,470
Semiconductors — 0.2%
Marvell Technology, Inc.
5.75%, 02/15/2029	400,000	417,999
Telecommunications — 0.7%
AT&T, Inc.
4.70%, 08/15/2030	400,000	410,127
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
T-Mobile USA, Inc.
3.88%, 04/15/2030	$850,000	$843,466
		1,253,593
Total Corporate Bonds & Notes (cost $10,408,294)		10,467,928
ASSET BACKED SECURITIES — 7.7%
Auto Loan Receivables — 1.8%
Exeter Select Automobile Receivables Trust
Series 2025-1, Class A3 4.69%, 04/15/2030	910,000	919,192
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class A3 4.75%, 01/16/2029*	1,000,000	1,006,139
GLS Auto Select Receivables Trust
Series 2024-1A, Class C 5.69%, 03/15/2030*	270,000	278,037
M&T Bank RV Trust
Series 2026-1A, Class A 4.35%, 01/15/2046*	370,000	373,265
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3 4.47%, 07/20/2028*	615,000	619,242
		3,195,875
Home Equity — 1.3%
COOPR Residential Mtg. Trust
Series 2025-CES3, Class A1A 4.84%, 09/25/2060*	284,619	285,297
RCKT Mtg. Trust
Series 2026-CES2, Class A1A 4.76%, 02/25/2056*	527,096	527,569
Series 2025-CES10, Class A1A 4.89%, 11/25/2055*	660,814	664,780
Series 2025-CES12, Class A1A 5.03%, 11/25/2055*	818,348	823,116
		2,300,762
Other Asset Backed Securities — 4.6%
AMSR Trust
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	983,146	970,230
Series 2021-SFR1, Class A 1.95%, 06/17/2038*	300,000	286,280
Series 2025-SFR1, Class A 3.66%, 06/17/2042*	1,065,000	1,036,171
Aqua Finance Issuer Trust
Series 2025-A, Class A 5.25%, 12/19/2050*	1,120,827	1,147,552
Aqua Finance Trust
Series 2024-A, Class A 4.81%, 04/18/2050*	240,024	243,812
Bridge Trust
Series 2025-SFR1, Class A 4.05%, 09/17/2042*	853,680	832,740
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,120,556	1,106,482
GreenSky Home Improvement Issuer Trust
Series 2025-3A, Class A2 4.59%, 12/27/2060*	170,000	171,938

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	$191,228	$190,952
Series 2025-2A, Class A 4.54%, 05/25/2044*	314,655	317,228
Lendmark Funding Trust
Series 2025-3A, Class A 4.51%, 05/21/2035*	545,000	548,996
MVW LLC
Series 2025-2A, Class A 4.48%, 10/20/2044*	481,401	484,806
SCF Equipment Leasing LLC
Series 2025-2A, Class A3 4.33%, 06/20/2036*	990,000	1,001,338
		8,338,525
Total Asset Backed Securities (cost $13,740,350)		13,835,162
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.8%
Commercial and Residential — 3.2%
BANK
Series 2020-BNK26, Class A4 2.40%, 03/15/2063	500,000	465,263
BANK VRS
Series 2022-BNK41, Class A4 3.79%, 04/15/2065(1)	500,000	484,170
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	3,747	3,741
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,173,584
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,088,614
IRV Trust VRS
Series 2025-200P, Class A 5.29%, 03/14/2047*(1)	750,000	779,869
PRPM LLC
Series 2025-RPL2, Class A1 3.75%, 04/25/2055*	734,890	721,958
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	911,894
		5,629,093
U.S. Government Agency — 16.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K145, Class A2 2.58%, 05/25/2032	430,000	398,065
Series K146, Class A2 2.92%, 06/25/2032	705,000	665,096
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,070,000	1,053,075
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,661,454
Series 4594, Class GN 2.50%, 02/15/2045	237,649	226,603
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 4097, Class YK 3.00%, 08/15/2032	$1,750,000	$1,719,504
Series 4150, Class IG 3.00%, 01/15/2033(2)	497,278	23,109
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	948,157
Series 4365, Class HZ 3.00%, 01/15/2040	312,189	297,622
Series 4057, Class WY 3.50%, 06/15/2027	138,775	138,001
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 2.73%, (6.39%-SOFR30A), 05/15/2042(2)(3)	117,172	15,113
Federal Home Loan Mtg. Corp. SCRT
Series 2024-2, Class MT 3.50%, 05/25/2064	405,330	369,064
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	195,345	182,456
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,113,686	1,098,788
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	15,928	15,478
Series 2020-12, Class JC 2.00%, 03/25/2050	567,040	490,761
Series 2013-23, Class KJ 2.25%, 05/25/2042	400,495	381,884
Series 2013-73, Class TD 2.50%, 09/25/2042	129,907	126,059
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	904,675
Series 2012-87, Class CZ 3.00%, 08/25/2042	1,644,478	1,551,202
Series 2016-25, Class LA 3.00%, 07/25/2045	170,480	164,274
Series 2016-33, Class JA 3.00%, 07/25/2045	160,071	154,582
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,816,318
Series 2016-38, Class NA 3.00%, 01/25/2046	316,887	303,310
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	781,866
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	250,671
Series 2007-116, Class PB 5.50%, 08/25/2035	15,796	16,433
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(1)	1,000,000	888,473
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	48,746	7,857
Government National Mtg. Assoc. REMIC
Series 2022-94, Class AO Zero Coupon, 05/20/2052(4)	1,555,639	1,110,713
Series 2024-164, Class AO Zero Coupon, 10/20/2054(4)	973,395	785,039
Series 2022-119, Class AZ 3.50%, 07/20/2052	1,714,922	1,514,691

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2014-58, Class EP 4.00%, 04/20/2044	$432,000	$399,632
Series 2022-120, Class LN 4.00%, 07/20/2052	1,431,540	1,272,314
Series 2004-18, Class Z 4.50%, 03/16/2034	59,230	59,156
Series 2008-6, Class GL 4.50%, 02/20/2038	277,147	276,508
Series 2024-159, Class PA 4.50%, 10/20/2054	3,740,568	3,726,218
Series 2005-21, Class Z 5.00%, 03/20/2035	122,940	123,483
Government National Mtg. Assoc. REMIC FRS
Series 2025-100, Class JS 5.88%, (15.95%-SOFR30A), 06/20/2055(3)	1,402,841	1,402,642
Seasoned Credit Risk Transfer Trust Series
Series 2025-1, Class MAU 3.25%, 11/25/2064	1,287,670	1,207,659
Series 2025-1, Class MTU 3.25%, 11/25/2064	1,348,646	1,191,855
		29,719,860
Total Collateralized Mortgage Obligations (cost $36,153,124)		35,348,953
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 63.9%
U.S. Government — 41.6%
United States Treasury Bonds
1.38%, 08/15/2050	1,180,000	607,423
1.88%, 02/15/2041	1,800,000	1,299,445
2.00%, 11/15/2041 to 02/15/2050	4,000,000	2,556,251
2.88%, 08/15/2045	1,000,000	777,383
3.00%, 02/15/2048	750,000	579,053
3.13%, 02/15/2043	2,000,000	1,670,469
3.25%, 05/15/2042	500,000	429,844
3.75%, 08/15/2041 to 11/15/2043	5,684,000	5,232,737
3.88%, 08/15/2040	2,105,000	2,002,957
4.63%, 11/15/2045	955,000	961,267
4.88%, 08/15/2045	365,000	379,657
United States Treasury Bonds STRIPS
Zero Coupon, 08/15/2035 to 02/15/2039	11,981,000	7,892,747
United States Treasury Notes
1.25%, 06/30/2028(5)	3,500,000	3,334,160
3.38%, 12/31/2027 to 05/15/2033	2,680,000	2,650,165
3.50%, 01/31/2028 to 11/30/2030#	5,198,000	5,198,467
3.50%, 11/15/2028 to 04/30/2030	5,678,000	5,686,440
3.63%, 08/31/2029 to 12/31/2030	10,039,000	10,095,360
3.75%, 01/31/2031	1,325,000	1,338,457
3.88%, 12/31/2032#	2,245,000	2,267,099
3.88%, 08/15/2034	568,000	568,843
4.00%, 03/31/2030 to 11/15/2035	10,140,000	10,267,797
4.00%, 02/15/2034#	2,250,000	2,279,619
4.13%, 02/29/2032	2,000,000	2,052,422
4.25%, 08/15/2035	1,000,000	1,024,844
4.50%, 11/15/2033#	2,000,000	2,095,078
4.63%, 05/31/2031	1,000,000	1,050,625
		74,298,609
U.S. Government Agency — 22.3%
Federal Farm Credit Banks Funding Corp.
3.33%, 04/28/2037	500,000	460,739
4.25%, 07/17/2028	500,000	509,542
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Bank
4.38%, 09/08/2028	$500,000	$511,415
Federal Home Loan Mtg. Corp.
3.20%, 04/01/2034	584,359	549,368
3.50%, 06/01/2033	264,758	261,932
3.70%, 05/01/2037	2,974,388	2,836,278
4.50%, 09/01/2039 to 06/01/2041	713,330	721,876
5.00%, 11/01/2053	1,085,115	1,094,681
5.50%, 12/01/2036 to 12/01/2055	5,820,242	5,940,475
6.00%, 11/01/2033 to 02/01/2055	1,564,646	1,633,189
6.50%, 02/01/2032	4,863	5,084
8.00%, 08/01/2030	33	34
Federal National Mtg. Assoc.
5.50%, 02/01/2056	904,977	921,249
6.00%, 02/01/2056	580,431	598,510
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	581,363
2.04%, 06/01/2037	236,892	193,778
2.14%, 10/01/2029	973,837	924,894
2.31%, 05/01/2037	934,752	788,655
2.53%, 04/01/2034	2,500,000	2,228,568
2.55%, 09/01/2034	695,511	623,633
3.30%, 02/01/2030	2,631,365	2,566,728
3.43%, 05/01/2032	2,000,000	1,942,692
3.54%, 06/01/2032	1,000,000	975,626
4.00%, 09/01/2040 to 06/01/2042	1,149,834	1,145,914
4.33%, 10/01/2037	1,000,000	996,689
5.00%, 12/01/2036	3,092	3,126
5.50%, 12/01/2033 to 11/01/2055	1,301,611	1,333,604
6.50%, 07/01/2032	1,159	1,220
7.00%, 09/01/2031	1,553	1,627
Government National Mtg. Assoc.
2.50%, 08/20/2053	533,335	472,056
3.50%, 08/20/2051 to 09/20/2051	1,752,795	1,624,856
4.00%, 04/20/2053	1,391,253	1,324,789
4.50%, 03/15/2038 to 08/15/2040	244,881	248,479
5.00%, 09/15/2035 to 05/15/2036	18,914	19,379
6.00%, 01/15/2032	2,014	2,045
7.50%, 01/15/2031	1,521	1,551
Uniform Mtg. Backed Securities
2.00%, March 30 TBA	1,000,000	828,234
5.00%, March 30 TBA	1,650,000	1,657,401
5.50%, March 30 TBA	1,440,000	1,463,087
6.00%, March 30 TBA	1,740,000	1,784,698
		39,779,064
Total U.S. Government & Agency Obligations (cost $117,047,560)		114,077,673
PURCHASED OPTIONS — 0.0%
Purchased Options - Calls — 0.0%
Exchange - Traded call option on the U.S. Treasury Long Bonds (Expiration Date: 04/24/2026; Strike Price: $128.00) † (cost $41,016)	525,000	41,016
Total Long-Term Investment Securities (cost $177,390,344)		173,770,732

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 5.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 02/27/2026, to be repurchased 03/02/2026 in the amount of $9,261,099 and collateralized by $9,921,600 of United States Treasury Notes bearing interest at 1.38% due 10/31/2028 and having an approximate value of $9,445,637 (cost $9,260,281)	$9,260,281	$9,260,281
TOTAL INVESTMENTS (cost $186,650,625)	102.5%	183,031,013
Other assets less liabilities	(2.5)	(4,466,973)
NET ASSETS	100.0%	$178,564,040

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At February 28, 2026, the aggregate value of these securities was $16,703,295 representing 9.4% of net assets.

#
The security or a portion thereof is out on loan.
At February 28, 2026, the Fund had loaned securities with a total value of $7,926,953.
This was secured by collateral of $8,060,088 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Home Loan Mtg. Corp.	0.01% to 6.97%	08/25/2033 to 03/01/2056	$4,359,593
Federal National Mtg. Assoc.	2.50% to 6.00%	06/01/2049 to 01/01/2056	1,351,518
Government National Mtg. Assoc.	4.00% to 5.50%	12/20/2047 to 02/20/2056	659,497
United States Treasury Notes/Bonds	1.25% to 4.50%	05/31/2029 to 11/15/2032	1,689,480

†	Non-income producing security
(1)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2026.
(4)	Principal Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
54	Long	U.S. Treasury 10 Year Notes	June 2026	$6,117,697	$6,145,875	$28,178
16	Long	U.S. Treasury 2 Year Notes	June 2026	3,344,391	3,348,375	3,984
47	Long	U.S. Treasury 5 Year Notes	June 2026	5,162,702	5,176,610	13,908
3	Long	U.S. Treasury Long Bonds	June 2026	352,411	355,407	2,996
						$49,066

						Unrealized (Depreciation)
45	Short	U.S. Treasury Ultra 10 Year Notes	June 2026	$5,222,724	$5,253,047	$(30,323)
		Net Unrealized Appreciation (Depreciation)				$18,743

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$10,467,928	$—	$10,467,928
Asset Backed Securities	—	13,835,162	—	13,835,162
Collateralized Mortgage Obligations	—	35,348,953	—	35,348,953
U.S. Government & Agency Obligations	—	114,077,673	—	114,077,673
Purchased Options	41,016	—	—	41,016
Repurchase Agreements	—	9,260,281	—	9,260,281
Total Investments at Value	$41,016	$182,989,997	$—	$183,031,013
Other Financial Instruments:†
Futures Contracts	$49,066	$—	$—	$49,066
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$30,323	$—	$—	$30,323

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.8%
Advertising — 0.0%
Trade Desk, Inc., Class A†	6,968	$165,978
Aerospace/Defense — 7.4%
Boeing Co.†	105,689	24,047,418
FTAI Aviation, Ltd.	1,564	478,271
General Electric Co.	15,976	5,467,946
HEICO Corp.	643	205,413
HEICO Corp., Class A	1,161	278,768
Howmet Aerospace, Inc.	171,369	44,989,504
Karman Holdings, Inc.#†	780	68,726
L3Harris Technologies, Inc.	68,182	24,855,066
Leonardo DRS, Inc.	423	18,354
Loar Holdings, Inc.†	637	45,093
Lockheed Martin Corp.	882	580,427
Rocket Lab Corp.†	6,354	439,061
StandardAero, Inc.†	78	2,402
TransDigm Group, Inc.	22,068	28,749,970
		130,226,419
Agriculture — 0.0%
Darling Ingredients, Inc.†	390	20,732
Airlines — 0.0%
Alaska Air Group, Inc.†	313	16,151
American Airlines Group, Inc.†	320	4,182
Southwest Airlines Co.	796	39,211
		59,544
Apparel — 0.0%
Birkenstock Holding PLC#†	289	12,037
Deckers Outdoor Corp.†	2,256	264,561
On Holding AG, Class A†	3,343	155,383
Ralph Lauren Corp.	42	15,229
Tapestry, Inc.	2,913	452,884
		900,094
Auto Manufacturers — 2.4%
Tesla, Inc.†	106,616	42,914,006
Auto Parts & Equipment — 0.0%
Allison Transmission Holdings, Inc.	211	26,438
Banks — 1.2%
Bank of America Corp.	8,116	404,420
Bank of New York Mellon Corp.	769	91,588
Citigroup, Inc.	178,694	19,690,292
Goldman Sachs Group, Inc.	242	208,016
NU Holdings, Ltd., Class A†	51,377	769,627
Popular, Inc.	120	16,243
Western Alliance Bancorp	334	26,827
		21,207,013
Beverages — 0.2%
Celsius Holdings, Inc.†	2,628	140,887
Coca-Cola Co.	29,187	2,380,492
Coca-Cola Consolidated, Inc.	112	22,669
Monster Beverage Corp.†	10,714	913,904
PepsiCo, Inc.	2,882	489,190
		3,947,142
Biotechnology — 0.4%
Alnylam Pharmaceuticals, Inc.†	1,947	648,195
Amgen, Inc.	6,094	2,365,447
Apellis Pharmaceuticals, Inc.†	1,575	33,012
Exelixis, Inc.†	3,466	152,712
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Gilead Sciences, Inc.	5,150	$767,093
Halozyme Therapeutics, Inc.†	1,780	123,763
Incyte Corp.†	602	60,965
Insmed, Inc.†	3,014	450,081
Ionis Pharmaceuticals, Inc.†	2,320	188,268
Sarepta Therapeutics, Inc.†	1,346	22,559
Summit Therapeutics, Inc.#†	1,729	28,684
Ultragenyx Pharmaceutical, Inc.†	1,306	30,547
Vertex Pharmaceuticals, Inc.†	3,950	1,962,478
		6,833,804
Building Materials — 0.1%
AAON, Inc.#	1,009	102,111
Armstrong World Industries, Inc.	216	37,476
Carlisle Cos., Inc.	61	24,081
Eagle Materials, Inc.	62	13,875
James Hardie Industries PLC†	1,508	36,720
Lennox International, Inc.	504	287,250
Simpson Manufacturing Co., Inc.	75	14,518
Trane Technologies PLC	3,424	1,582,983
		2,099,014
Chemicals — 0.1%
Ecolab, Inc.	971	299,408
Sherwin-Williams Co.	3,212	1,164,639
		1,464,047
Commercial Services — 0.4%
Affirm Holdings, Inc.†	2,519	118,343
Automatic Data Processing, Inc.	5,803	1,243,931
Avis Budget Group, Inc.#†	56	5,455
Block, Inc.†	3,194	203,458
Booz Allen Hamilton Holding Corp.	1,905	150,171
Bright Horizons Family Solutions, Inc.†	127	9,464
Cintas Corp.	5,281	1,062,168
Corpay, Inc.†	1,044	339,404
Equifax, Inc.	312	65,196
Grand Canyon Education, Inc.†	136	21,634
H&R Block, Inc.	391	11,972
Moody's Corp.	2,388	1,140,485
Morningstar, Inc.	236	43,221
NIQ Global Intelligence PLC#†	133	1,773
Paylocity Holding Corp.†	659	70,177
Quanta Services, Inc.	1,752	986,516
Rollins, Inc.	4,360	265,480
Shift4 Payments, Inc., Class A#†	1,074	47,331
Toast, Inc., Class A†	7,058	192,754
U-Haul Holding Co. (Non-Voting)	638	30,088
Valvoline, Inc.†	1,610	60,858
Verisk Analytics, Inc.	1,289	267,558
WEX, Inc.†	91	13,576
WillScot Holdings Corp.#	774	16,726
		6,367,739
Computers — 7.5%
Apple, Inc.	487,884	128,889,195
Crowdstrike Holdings, Inc., Class A†	3,798	1,412,780
Dell Technologies, Inc., Class C	699	103,508
ExlService Holdings, Inc.†	2,361	73,781
Figure Technology Solutions, Inc., Class A†	204	5,157
Fortinet, Inc.†	9,773	772,360
Gartner, Inc.†	1,151	180,937
KBR, Inc.	15	634
Lumentum Holdings, Inc.†	78	54,671

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
NetApp, Inc.	1,260	$124,778
Okta, Inc.†	1,063	77,068
Pure Storage, Inc., Class A†	4,047	259,898
Rubrik, Inc., Class A†	1,225	63,651
Super Micro Computer, Inc.#†	3,641	117,932
Zscaler, Inc.†	1,525	224,160
		132,360,510
Cosmetics/Personal Care — 0.0%
Colgate-Palmolive Co.	5,852	580,167
Distribution/Wholesale — 0.1%
Copart, Inc.†	12,651	481,877
Core & Main, Inc., Class A†	1,625	88,010
Fastenal Co.	14,481	666,705
Pool Corp.	99	22,491
RB Global, Inc.	167	16,860
SiteOne Landscape Supply, Inc.†	242	34,580
WW Grainger, Inc.	573	655,930
		1,966,453
Diversified Financial Services — 2.3%
Ally Financial, Inc.	548	21,613
American Express Co.	2,720	840,208
Ameriprise Financial, Inc.	1,297	609,746
Apollo Global Management, Inc.	4,410	461,286
Ares Management Corp., Class A	2,888	323,485
Blue Owl Capital, Inc.#	9,728	102,630
Brookfield Asset Management, Ltd., Class A#	1,983	92,705
Capital One Financial Corp.	117,107	22,910,813
Charles Schwab Corp.	2,369	225,529
Circle Internet Group, Inc.†	104	8,678
Coinbase Global, Inc., Class A†	353	62,075
Freedom Holding Corp.#†	222	26,678
Hamilton Lane, Inc., Class A	384	40,297
Houlihan Lokey, Inc.	305	49,950
Interactive Brokers Group, Inc., Class A	334	23,777
Jefferies Financial Group, Inc.	494	21,934
Lazard, Inc.	315	15,939
LPL Financial Holdings, Inc.	1,224	367,665
Mastercard, Inc., Class A	12,356	6,390,647
SoFi Technologies, Inc.†	2,923	51,912
TPG, Inc.	2,000	86,840
Tradeweb Markets, Inc., Class A	145	17,872
UWM Holdings Corp.	159	701
Visa, Inc., Class A	25,855	8,277,220
XP, Inc., Class A	690	14,856
		41,045,056
Electric — 0.1%
NRG Energy, Inc.	2,891	517,373
Vistra Corp.	5,196	903,533
		1,420,906
Electronics — 0.2%
Amphenol Corp., Class A	18,741	2,737,311
Jabil, Inc.	1,093	289,634
		3,026,945
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	1,951	82,469
Engineering & Construction — 0.1%
Comfort Systems USA, Inc.	534	763,283
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
EMCOR Group, Inc.	230	$166,663
MasTec, Inc.†	194	57,816
TopBuild Corp.†	39	17,484
		1,005,246
Entertainment — 0.1%
Churchill Downs, Inc.	935	85,955
DraftKings, Inc., Class A†	7,457	177,775
Flutter Entertainment PLC#†	1,976	209,733
Live Nation Entertainment, Inc.#†	2,431	394,162
TKO Group Holdings, Inc.	437	97,831
Vail Resorts, Inc.#	477	64,781
		1,030,237
Environmental Control — 0.1%
Tetra Tech, Inc.	842	30,177
Veralto Corp.	1,538	149,847
Waste Management, Inc.	5,682	1,368,453
		1,548,477
Food — 0.0%
Hershey Co.	297	70,175
Performance Food Group Co.†	321	31,156
Sprouts Farmers Market, Inc.†	1,496	110,510
Sysco Corp.	4,015	366,007
		577,848
Healthcare-Products — 1.8%
Boston Scientific Corp.†	225,435	17,324,680
Exact Sciences Corp.†	106	10,958
IDEXX Laboratories, Inc.†	1,222	802,524
Inspire Medical Systems, Inc.†	431	27,804
Insulet Corp.†	1,072	264,366
Intuitive Surgical, Inc.†	5,422	2,730,031
Masimo Corp.†	692	121,342
Natera, Inc.†	1,994	414,832
Penumbra, Inc.†	587	202,157
Repligen Corp.†	117	15,061
ResMed, Inc.	512	131,205
Stryker Corp.	1,360	526,946
Tempus AI, Inc.#†	1,475	78,544
Thermo Fisher Scientific, Inc.	16,810	8,759,859
Waters Corp.†	499	159,371
		31,569,680
Healthcare-Services — 0.0%
Chemed Corp.	22	9,020
Cigna Group	313	90,714
DaVita, Inc.†	564	88,153
HCA Healthcare, Inc.	522	276,504
Medpace Holdings, Inc.†	357	161,278
Molina Healthcare, Inc.†	435	67,012
		692,681
Home Furnishings — 0.0%
SharkNinja, Inc.†	193	23,714
Somnigroup International, Inc.	3,132	280,345
		304,059
Household Products/Wares — 0.0%
Kimberly-Clark Corp.	1,925	214,522
Insurance — 0.1%
Aon PLC, Class A	2,979	999,365
Arthur J. Gallagher & Co.	263	60,017

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Brown & Brown, Inc.	432	$31,026
Equitable Holdings, Inc.	30	1,207
Everest Group, Ltd.	102	34,220
Kinsale Capital Group, Inc.	362	141,060
Markel Group, Inc.†	37	76,681
Marsh & McLennan Cos., Inc.	878	163,958
Progressive Corp.	436	93,156
Ryan Specialty Holdings, Inc.	1,764	69,413
		1,670,103
Internet — 21.7%
Airbnb, Inc., Class A†	6,532	882,538
Alphabet, Inc., Class A	269,578	84,043,637
Alphabet, Inc., Class C	41,311	12,865,485
Amazon.com, Inc.†	573,167	120,365,070
AppLovin Corp., Class A†	59,646	25,932,291
Booking Holdings, Inc.	469	1,988,255
CDW Corp.	137	16,802
Chewy, Inc., Class A†	3,540	97,067
Coupang, Inc.†	20,026	382,096
DoorDash, Inc., Class A†	5,511	972,526
Etsy, Inc.†	841	46,154
Expedia Group, Inc.	1,795	387,164
Gen Digital, Inc.	883	19,929
GoDaddy, Inc., Class A†	2,055	179,114
Lyft, Inc., Class A†	944	13,065
Meta Platforms, Inc., Class A	89,600	58,076,928
Netflix, Inc.†	65,095	6,264,743
Palo Alto Networks, Inc.†	162,292	24,168,525
Pinterest, Inc., Class A†	4,949	84,776
Reddit, Inc., Class A†	1,974	287,829
Robinhood Markets, Inc., Class A†	274,065	20,787,830
Roku, Inc.†	279	27,456
Shopify, Inc., Class A†	184,879	22,320,442
Spotify Technology SA†	2,363	1,216,803
Trump Media & Technology Group Corp.†	1,498	16,044
Uber Technologies, Inc.†	30,923	2,332,213
Wayfair, Inc., Class A†	243	18,548
		383,793,330
Iron/Steel — 0.0%
Carpenter Technology Corp.	126	50,157
Steel Dynamics, Inc.	199	38,433
		88,590
Leisure Time — 0.1%
Carnival Corp.	5,026	158,570
Norwegian Cruise Line Holdings, Ltd.†	6,512	161,433
Planet Fitness, Inc., Class A†	1,253	102,934
Royal Caribbean Cruises, Ltd.	3,891	1,209,945
Viking Holdings, Ltd.†	2,729	212,917
		1,845,799
Lodging — 0.1%
Choice Hotels International, Inc.#	122	12,853
Hilton Worldwide Holdings, Inc.	3,503	1,092,165
Las Vegas Sands Corp.	4,707	266,981
Marriott International, Inc., Class A	2,645	903,876
Travel & Leisure Co.	287	21,152
Wyndham Hotels & Resorts, Inc.	1,006	82,291
		2,379,318
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 2.3%
BWX Technologies, Inc.	279	$57,469
Caterpillar, Inc.	47,776	35,489,446
GE Vernova, Inc.	4,199	3,668,246
Vertiv Holdings Co., Class A	5,843	1,489,322
		40,704,483
Machinery-Diversified — 0.0%
Rockwell Automation, Inc.	155	63,155
Media — 0.0%
FactSet Research Systems, Inc.	37	8,022
Liberty Broadband Corp., Class A†	9	491
Liberty Broadband Corp., Class C†	397	21,680
Liberty Media Corp.-Liberty Formula One, Class A†	145	12,234
Liberty Media Corp.-Liberty Formula One, Class C†	966	88,476
Nexstar Media Group, Inc.	25	6,275
		137,178
Metal Fabricate/Hardware — 0.0%
RBC Bearings, Inc.†	93	53,561
Mining — 2.1%
Anglogold Ashanti PLC†	915	116,909
Freeport-McMoRan, Inc.	241,071	16,412,114
Newmont Corp.	164,933	21,441,290
		37,970,313
Miscellaneous Manufacturing — 0.1%
3M Co.	1,305	215,743
Axon Enterprise, Inc.†	1,146	621,590
Entegris, Inc.	352	46,622
Illinois Tool Works, Inc.	1,457	423,448
		1,307,403
Oil & Gas — 0.5%
EQT Corp.	121,619	7,469,839
HF Sinclair Corp.	251	12,553
Phillips 66	431	66,516
Texas Pacific Land Corp.	886	464,521
		8,013,429
Oil & Gas Services — 0.0%
SLB, Ltd.	1,764	90,564
Pharmaceuticals — 5.5%
AbbVie, Inc.	27,211	6,315,129
Bristol-Myers Squibb Co.	6,089	379,771
Cardinal Health, Inc.	1,842	422,242
Cencora, Inc.	2,812	1,046,458
Corcept Therapeutics, Inc.†	1,391	49,659
Dexcom, Inc.†	6,005	440,947
Eli Lilly & Co.	51,308	53,975,503
McKesson Corp.	34,507	34,071,176
Neurocrine Biosciences, Inc.†	1,318	174,305
Zoetis, Inc.	5,468	716,855
		97,592,045
Pipelines — 0.1%
Cheniere Energy, Inc.	1,462	344,637
Targa Resources Corp.	3,262	769,180
Williams Cos., Inc.	956	71,432
		1,185,249

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity — 0.1%
Blackstone, Inc.	11,393	$1,291,624
KKR & Co., Inc.	2,708	237,438
		1,529,062
Real Estate — 0.0%
CBRE Group, Inc., Class A†	484	71,467
CoStar Group, Inc.†	766	34,187
Jones Lang LaSalle, Inc.†	211	66,581
		172,235
REITS — 0.1%
American Tower Corp.	7,185	1,378,514
Lamar Advertising Co., Class A	1,308	180,164
Public Storage	311	95,495
Simon Property Group, Inc.	1,134	231,166
Sun Communities, Inc.	358	48,853
UDR, Inc.	354	13,275
		1,947,467
Retail — 1.9%
AutoZone, Inc.†	39	146,468
BJ's Wholesale Club Holdings, Inc.†	286	28,254
Burlington Stores, Inc.†	985	302,267
Carvana Co.†	2,076	693,716
Casey's General Stores, Inc.	93	63,760
Cava Group, Inc.†	1,549	127,746
Chipotle Mexican Grill, Inc.†	20,219	752,551
Costco Wholesale Corp.	6,818	6,891,566
Darden Restaurants, Inc.	1,704	364,400
Domino's Pizza, Inc.	142	57,156
Dutch Bros, Inc., Class A†	1,726	92,531
Ferguson Enterprises, Inc.	200	52,152
Floor & Decor Holdings, Inc., Class A†	563	38,898
Freshpet, Inc.†	218	18,410
Home Depot, Inc.	11,655	4,437,292
Lithia Motors, Inc.	41	11,463
Lululemon Athletica, Inc.†	926	171,467
McDonald's Corp.	645	219,984
Murphy USA, Inc.	269	105,109
O'Reilly Automotive, Inc.†	11,892	1,116,421
Restaurant Brands International, Inc.#	3,277	234,994
RH†	63	10,440
Ross Stores, Inc.	1,023	210,370
Starbucks Corp.	2,261	221,623
Texas Roadhouse, Inc.	994	181,773
TJX Cos., Inc.	8,590	1,388,659
Tractor Supply Co.	8,165	423,274
Ulta Beauty, Inc.†	169	115,729
Walmart, Inc.	121,992	15,608,876
Wendy's Co.#	1,248	9,560
Williams-Sonoma, Inc.	262	53,880
Wingstop, Inc.#	453	117,558
Yum! Brands, Inc.	1,488	250,222
		34,518,569
Semiconductors — 22.3%
Advanced Micro Devices, Inc.†	14,469	2,896,838
Applied Materials, Inc.	3,494	1,300,816
Astera Labs, Inc.†	1,907	226,609
Broadcom, Inc.	258,567	82,625,085
Intel Corp.†	757,433	34,546,519
KLA Corp.	2,021	3,081,116
Lam Research Corp.	125,919	29,451,195
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Lattice Semiconductor Corp.†	1,853	$177,184
MACOM Technology Solutions Holdings, Inc.†	226	56,075
Marvell Technology, Inc.	1,040	84,958
Monolithic Power Systems, Inc.	711	812,488
NVIDIA Corp.	1,338,204	237,116,367
Onto Innovation, Inc.†	156	33,679
QUALCOMM, Inc.	3,793	539,971
Texas Instruments, Inc.	5,711	1,211,360
		394,160,260
Software — 11.5%
Adobe, Inc.†	6,420	1,684,672
Appfolio, Inc., Class A†	356	63,283
Atlassian Corp., Class A†	2,500	187,825
Autodesk, Inc.†	3,272	804,487
Bentley Systems, Inc., Class B	2,363	86,368
Broadridge Financial Solutions, Inc.	1,626	302,225
Cadence Design Systems, Inc.†	4,191	1,263,167
Cloudflare, Inc., Class A†	4,815	829,095
Confluent, Inc., Class A†	4,708	144,394
Datadog, Inc., Class A†	316,175	35,398,953
DocuSign, Inc.†	2,498	112,585
DoubleVerify Holdings, Inc.†	1,184	12,479
Doximity, Inc., Class A†	2,227	54,628
Dropbox, Inc., Class A†	930	23,241
Duolingo, Inc.†	562	56,762
Dynatrace, Inc.†	4,407	158,299
Elastic NV†	1,429	74,408
Fair Isaac Corp.†	297	418,580
Fiserv, Inc.†	2,251	140,215
Gitlab, Inc., Class A†	2,156	56,703
Guidewire Software, Inc.†	1,288	187,172
HubSpot, Inc.†	795	210,285
Intuit, Inc.	4,194	1,715,472
Manhattan Associates, Inc.†	975	132,044
Microsoft Corp.	328,124	128,867,420
MongoDB, Inc.†	111	36,460
MSCI, Inc.	544	311,076
nCino, Inc.†	221	3,567
Nutanix, Inc., Class A†	873	33,418
Oracle Corp.	25,855	3,759,317
Palantir Technologies, Inc., Class A†	68,461	9,392,165
Paychex, Inc.	1,642	153,773
Paycom Software, Inc.#	413	51,968
Pegasystems, Inc.	427	18,673
Procore Technologies, Inc.†	1,759	96,815
PTC, Inc.†	204	31,944
RingCentral, Inc., Class A#†	1,174	42,792
ROBLOX Corp., Class A†	9,526	654,055
Salesforce, Inc.	1,598	311,274
Samsara, Inc., Class A†	4,792	138,489
SentinelOne, Inc., Class A†	3,112	40,829
ServiceNow, Inc.†	15,872	1,714,335
Snowflake, Inc.†	72,448	12,200,968
Strategy, Inc.#†	226	29,267
Synopsys, Inc.†	2,081	861,534
Take-Two Interactive Software, Inc.†	949	200,695
Teradata Corp.†	321	10,108
Twilio, Inc., Class A†	334	40,401
Tyler Technologies, Inc.†	558	197,917
Unity Software, Inc.†	288	5,250

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Veeva Systems, Inc., Class A†	1,793	$326,344
Workday, Inc., Class A†	3,305	442,077
		204,090,273
Telecommunications — 2.1%
Arista Networks, Inc.†	278,143	37,132,091
AST SpaceMobile, Inc.†	3,099	245,410
GCI Liberty, Inc., Class A†	1	40
Iridium Communications, Inc.	11	263
Motorola Solutions, Inc.	1,078	519,876
Ubiquiti, Inc.	60	46,019
		37,943,699
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	159,036	29,461,419
Old Dominion Freight Line, Inc.	155	31,473
Union Pacific Corp.	715	189,460
XPO, Inc.†	349	73,454
		29,755,806
Total Common Stocks (cost $1,308,426,164)		1,714,669,117
CONVERTIBLE PREFERRED STOCKS — 2.7%
Internet — 0.7%
ByteDance, Ltd. Series E-1†(1)(2)	47,885	12,500,858
Software — 2.0%
Databricks, Inc. Series D †(1)(2)	163,280	27,935,575
Databricks, Inc. Series J†(1)(2)	48,194	8,245,512
		36,181,087
Total Convertible Preferred Stocks (cost $24,808,305)		48,681,945
Total Long-Term Investment Securities (cost $1,333,234,469)		1,763,351,062
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class 3.60%(3)	5,823,607	5,823,607
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(3)	2,476,038	2,476,038
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(3)(4)	81,405	81,405
Total Short-Term Investments (cost $8,381,050)		8,381,050
TOTAL INVESTMENTS (cost $1,341,615,519)	100.0%	1,771,732,112
Other assets less liabilities	(0.0)	(458,377)
NET ASSETS	100.0%	$1,771,273,735

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28,
2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd. Series E-1	12/10/20	47,885	$5,246,960	$12,500,858	$261.06	0.7%
Databricks, Inc. Series D	03/27/25	163,280	15,103,400	27,935,575	171.09	1.6
Databricks, Inc. Series J	01/21/25	48,194	4,457,945	8,245,512	171.09	0.4
				$48,681,945		2.7%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of February 28, 2026.
(4)
At February 28, 2026, the Fund had loaned securities with a total value of $1,775,444.
This was secured by collateral of $81,405, which was received in cash and subsequently invested in short-term investments currently valued at $81,405 as reported in the
Portfolio of Investments. Additional collateral of $1,781,401 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$1,932
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	9,729
United States Treasury Bills	0.00%	04/16/2026 to 01/21/2027	9,310
United States Treasury Notes/Bonds	0.13% to 6.25%	04/15/2026 to 08/15/2055	1,760,430

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
12	Long	E-Mini Russell 1000 Index	March 2026	$2,739,946	$2,723,580	$(16,366)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,714,669,117	$—	$—	$1,714,669,117
Convertible Preferred Stocks	—	—	48,681,945	48,681,945
Short-Term Investments	8,381,050	—	—	8,381,050
Total Investments at Value	$1,723,050,167	$—	$48,681,945	$1,771,732,112
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$16,366	$—	$—	$16,366

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
Convertible Preferred Securities
Balance as of May 31, 2025	$31,211,839
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	17,470,106
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of February 28, 2026	$48,681,945

Convertible Preferred Securities
$17,470,106
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2026.
Description	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Convertible Preferred Securities	$36,181,087	Market Approach	Current Year Revenue Multiple*	21.00x
	$12,500,858	Market Approach	Last Twelve Months Revenue Multiple*	1.40x
(1) The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements,private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher(lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Portfolio of Investments

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 90.2%
Advertising — 1.6%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031*	$1,281,000	$1,354,031
7.50%, 03/15/2033*	701,000	756,744
7.88%, 04/01/2030*	856,000	902,056
Lamar Media Corp.
3.75%, 02/15/2028	450,000	442,493
5.38%, 11/01/2033*	748,000	749,954
Neptune Bidco US, Inc.
9.50%, 02/15/2033*	1,375,000	1,345,837
		5,551,115
Aerospace/Defense — 1.6%
ATI, Inc.
4.88%, 10/01/2029	893,000	891,836
TransDigm, Inc.
4.88%, 05/01/2029	125,000	124,780
6.00%, 01/15/2033*	203,000	206,591
6.13%, 07/31/2034*	520,000	528,183
6.25%, 01/31/2034*	195,000	201,727
6.38%, 05/31/2033*	1,415,000	1,444,196
6.75%, 08/15/2028*	540,000	549,615
6.75%, 01/31/2034*	957,000	993,157
7.13%, 12/01/2031*	391,000	409,803
		5,349,888
Agriculture — 0.2%
Darling Ingredients, Inc.
6.00%, 06/15/2030*	642,000	650,192
Airlines — 0.4%
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	1,347,000	1,368,883
Apparel — 1.5%
Beach Acquisition Bidco LLC
10.00%, 07/15/2033*(1)	1,090,940	1,205,492
Under Armour, Inc.
7.25%, 07/15/2030*	2,020,000	2,086,341
Wolverine World Wide
4.00%, 08/15/2029*	1,845,000	1,743,423
		5,035,256
Auto Manufacturers — 0.5%
Nissan Motor Co., Ltd.
4.35%, 09/17/2027*	1,220,000	1,210,932
7.75%, 07/17/2032*	450,000	481,214
		1,692,146
Auto Parts & Equipment — 0.9%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	400,000	407,857
Clarios Global LP/Clarios US Finance Co.
6.75%, 09/15/2032*	1,001,000	1,039,063
Forvia SE
6.75%, 09/15/2033*	635,000	654,013
Qnity Electronics, Inc.
5.75%, 08/15/2032*	464,000	474,749
6.25%, 08/15/2033*	294,000	305,260
		2,880,942
Security Description		Shares or Principal Amount	Value

Biotechnology — 0.2%
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/2032*		$415,000	$430,697
7.25%, 12/15/2033*		200,000	212,227
			642,924
Building Materials — 2.1%
Builders FirstSource, Inc.
4.25%, 02/01/2032*		323,000	308,051
5.00%, 03/01/2030*		2,044,000	2,028,871
6.75%, 05/15/2035*		202,000	210,800
CP Atlas Buyer, Inc.
9.75%, 07/15/2030*		1,786,000	1,787,695
12.75%, 01/15/2031*(1)		877,805	788,244
Quikrete Holdings, Inc.
6.38%, 03/01/2032*		565,000	587,203
Standard Building Solutions, Inc.
6.50%, 08/15/2032*		356,000	366,444
Standard Industries, Inc.
4.38%, 07/15/2030*		1,088,000	1,049,637
			7,126,945
Chemicals — 1.3%
Celanese US Holdings LLC
7.00%, 02/15/2031		310,000	319,297
Olympus Water US Holding Corp.
6.13%, 02/15/2033*	EUR	469,000	559,725
6.25%, 10/01/2029*#		567,000	554,298
7.25%, 06/15/2031*		400,000	409,258
7.25%, 02/15/2033*		1,770,000	1,761,978
Tronox, Inc.
9.13%, 09/30/2030*#		879,000	863,097
			4,467,653
Commercial Services — 4.6%
Allied Universal Holdco LLC
7.88%, 02/15/2031*		3,104,000	3,279,402
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.88%, 06/15/2030*		470,000	489,200
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.88%, 06/01/2028	GBP	932,000	1,242,269
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.38%, 06/15/2032*		1,814,000	1,783,820
Belron UK Finance PLC
5.75%, 10/15/2029*		870,000	889,277
Block, Inc.
5.63%, 08/15/2030*		708,000	717,283
6.00%, 08/15/2033*		374,000	380,054
Deluxe Corp.
8.13%, 09/15/2029*		765,000	802,426
Garda World Security Corp.
8.25%, 08/01/2032*		1,641,000	1,677,327
8.38%, 11/15/2032*		1,563,000	1,600,818
Hertz Corp.
12.63%, 07/15/2029*#		667,000	615,037
Service Corp. International
3.38%, 08/15/2030		854,000	802,647
5.75%, 10/15/2032		314,000	320,126
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*		880,000	861,346
			15,461,032

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers — 1.8%
Amentum Holdings, Inc.
7.25%, 08/01/2032*	$1,557,000	$1,631,478
CACI International, Inc.
6.38%, 06/15/2033*	543,000	559,014
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	930,000	909,228
Insight Enterprises, Inc.
6.63%, 05/15/2032*	1,875,000	1,879,695
Science Applications International Corp.
5.88%, 11/01/2033*	1,106,000	1,099,181
		6,078,596
Distribution/Wholesale — 0.9%
Velocity Vehicle Group LLC
8.00%, 06/01/2029*	1,447,000	1,372,096
Windsor Holdings III LLC
8.50%, 06/15/2030*	1,448,000	1,518,434
		2,890,530
Diversified Financial Services — 6.4%
Azorra Finance, Ltd.
6.25%, 02/15/2034*	350,000	344,174
7.25%, 01/15/2031*	1,592,000	1,661,559
Credit Acceptance Corp.
6.63%, 03/15/2030*	789,000	784,885
9.25%, 12/15/2028*	1,000,000	1,044,853
CrossCountry Intermediate HoldCo. LLC
6.50%, 10/01/2030*	182,000	181,278
6.75%, 12/01/2032*	1,500,000	1,484,639
Freedom Mtg. Holdings LLC
7.88%, 04/01/2033*	468,000	461,288
8.38%, 04/01/2032*	886,000	892,645
9.13%, 05/15/2031*	250,000	258,780
9.25%, 02/01/2029*	1,323,000	1,381,847
Hightower Holding LLC
9.13%, 01/31/2030*	936,000	968,094
Nationstar Mtg. Holdings, Inc.
7.13%, 02/01/2032*	575,000	569,250
OneMain Finance Corp.
5.38%, 11/15/2029	1,066,000	1,053,911
6.13%, 05/15/2030	836,000	838,494
PennyMac Financial Services, Inc.
5.75%, 09/15/2031*	484,000	469,894
6.88%, 02/15/2033*	435,000	435,482
7.13%, 11/15/2030*	1,129,000	1,160,639
7.88%, 12/15/2029*	895,000	939,691
Planet Financial Group LLC
10.50%, 12/15/2029*	1,722,000	1,662,623
Rocket Cos., Inc.
6.13%, 08/01/2030*	995,000	1,020,824
6.50%, 08/01/2029*	250,000	256,842
Stonebriar ABF Issuer LLC
8.13%, 12/15/2030*	875,000	919,917
TrueNoord Capital DAC
8.75%, 03/01/2030*	1,472,000	1,553,218
United Wholesale Mtg. LLC
5.50%, 04/15/2029*	1,278,000	1,253,377
		21,598,204
Electric — 1.3%
Clearway Energy Operating LLC
3.75%, 02/15/2031*	2,106,000	1,995,106
3.75%, 01/15/2032*	90,000	83,703
Security Description		Shares or Principal Amount	Value

Electric (continued)
4.75%, 03/15/2028*		$1,140,000	$1,136,278
5.75%, 01/15/2034*		190,000	192,504
VoltaGrid LLC
7.38%, 11/01/2030*		877,000	915,756
			4,323,347
Electronics — 0.5%
Imola Merger Corp.
4.75%, 05/15/2029*		1,721,000	1,691,838
Engineering & Construction — 0.5%
AECOM
6.00%, 08/01/2033*		1,613,000	1,648,102
Entertainment — 4.0%
Caesars Entertainment, Inc.
6.00%, 10/15/2032*#		2,556,000	2,498,532
6.50%, 02/15/2032*		410,000	416,641
Cinemark USA, Inc.
5.25%, 07/15/2028*		1,486,000	1,486,267
7.00%, 08/01/2032*		131,000	136,439
Cirsa Finance International Sarl
7.88%, 07/31/2028*	EUR	775,000	951,481
Flutter Treasury DAC
5.88%, 06/04/2031*		620,000	618,223
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/2029*		796,000	809,050
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*		1,575,000	1,568,814
Warnermedia Holdings, Inc.
4.28%, 03/15/2032		1,016,000	933,450
5.05%, 03/15/2042		1,264,000	887,960
5.14%, 03/15/2052		189,000	123,795
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*		213,000	217,524
7.13%, 02/15/2031*		2,608,000	2,816,483
			13,464,659
Environmental Control — 0.3%
Clean Harbors, Inc.
5.75%, 10/15/2033*		1,076,000	1,101,432
Food — 3.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/2031*		800,000	805,384
5.75%, 03/31/2034*		456,000	453,733
Altice France
Zero Coupon, 12/31/2099*	EUR	669	107
B&G Foods, Inc.
5.25%, 09/15/2027#		632,000	613,018
8.00%, 09/15/2028*		829,000	804,197
Bellis Acquisition Co. PLC
8.00%, 07/01/2031*	EUR	1,472,000	1,655,460
8.13%, 05/14/2030	GBP	100,000	124,000
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033*		3,450,000	3,540,853
Performance Food Group, Inc.
4.25%, 08/01/2029*		655,000	642,640
Post Holdings, Inc.
4.63%, 04/15/2030*		700,000	685,194
6.25%, 10/15/2034*#		927,000	946,773
6.38%, 03/01/2033*		1,000,000	1,017,882
6.50%, 03/15/2036*		880,000	895,212
			12,184,453

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.50%, 06/01/2030*	$816,000	$873,423
Healthcare-Products — 1.5%
Avantor Funding, Inc.
4.63%, 07/15/2028*	2,485,000	2,462,347
Medline Borrower LP
3.88%, 04/01/2029*	1,705,000	1,676,887
5.25%, 10/01/2029*	979,000	978,922
		5,118,156
Healthcare-Services — 3.1%
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*#	1,439,000	1,320,270
5.25%, 05/15/2030*	425,000	408,354
6.88%, 04/15/2029*	585,000	565,114
9.75%, 01/15/2034*	540,000	569,062
10.88%, 01/15/2032*	1,628,000	1,764,306
IQVIA, Inc.
6.25%, 06/01/2032*	1,303,000	1,340,365
Star Parent, Inc.
9.00%, 10/01/2030*	1,284,000	1,303,215
Surgery Center Holdings, Inc.
7.25%, 04/15/2032*#	834,000	832,988
Tenet Healthcare Corp.
6.00%, 11/15/2033*	846,000	874,282
6.13%, 06/15/2030	1,375,000	1,402,423
		10,380,379
Home Builders — 2.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029*	1,218,000	1,186,791
4.63%, 04/01/2030*	563,000	537,783
Century Communities, Inc.
3.88%, 08/15/2029*	1,705,000	1,625,491
6.63%, 09/15/2033*	1,046,000	1,062,856
KB Home
4.80%, 11/15/2029	510,000	509,262
M/I Homes, Inc.
3.95%, 02/15/2030	1,856,000	1,787,561
STL Holding Co. LLC
8.75%, 02/15/2029*	1,177,000	1,233,975
Taylor Morrison Communities, Inc.
5.75%, 11/15/2032*	195,000	201,492
		8,145,211
Housewares — 0.4%
Newell Brands, Inc.
6.63%, 05/15/2032#	1,223,000	1,222,942
Insurance — 3.2%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	802,000	786,560
7.50%, 11/06/2030*	1,648,000	1,677,097
8.50%, 06/15/2029*	1,141,000	1,138,380
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.38%, 10/01/2032*	2,459,000	2,431,401
Asurion LLC & Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	1,748,000	1,835,938
8.38%, 02/01/2034*	565,000	562,269
Security Description	Shares or Principal Amount	Value

Insurance (continued)
HUB International, Ltd.
7.25%, 06/15/2030*	$693,000	$714,798
7.38%, 01/31/2032*	1,441,000	1,466,686
		10,613,129
Internet — 0.5%
Rakuten Group, Inc.
8.13%, 12/15/2029*(2)	900,000	931,458
9.75%, 04/15/2029*	725,000	804,142
		1,735,600
Iron/Steel — 0.7%
Carpenter Technology Corp.
5.63%, 03/01/2034*	860,000	876,924
Commercial Metals Co.
5.75%, 11/15/2033*	570,000	581,563
6.00%, 12/15/2035*	795,000	814,277
		2,272,764
Leisure Time — 1.2%
NCL Corp., Ltd.
5.88%, 01/15/2031*	847,000	855,919
6.25%, 09/15/2033*	804,000	811,513
6.75%, 02/01/2032*	1,290,000	1,328,487
Viking Cruises, Ltd.
5.88%, 10/15/2033*	964,000	983,434
		3,979,353
Lodging — 0.3%
Station Casinos LLC
6.63%, 03/15/2032*	903,000	924,420
Machinery-Diversified — 0.2%
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*	795,000	794,677
Media — 7.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	2,213,000	2,062,738
4.25%, 01/15/2034*	279,000	243,037
4.50%, 08/15/2030*	1,334,000	1,272,406
4.50%, 05/01/2032	1,000,000	915,154
4.75%, 03/01/2030*	484,000	467,913
4.75%, 02/01/2032*#	720,000	669,547
7.00%, 02/01/2033*	295,000	301,622
7.38%, 03/01/2031*#	1,636,000	1,687,981
CSC Holdings LLC
5.75%, 01/15/2030*	1,201,000	464,023
11.75%, 01/31/2029*	2,124,000	1,513,484
Directv Financing LLC
8.88%, 02/01/2030*	1,048,000	1,049,208
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027*	165,000	165,192
10.00%, 02/15/2031*	2,675,000	2,735,916
EW Scripps Co.
9.88%, 08/15/2030*	1,540,000	1,546,379
Gray Media, Inc.
9.63%, 07/15/2032*	1,097,000	1,139,768
iHeartCommunications, Inc.
9.13%, 05/01/2029*	894,000	794,292
Sinclair Television Group, Inc.
8.13%, 02/15/2033*	794,000	826,753
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,873,000	1,785,538

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Univision Communications, Inc.
8.50%, 07/31/2031*		$2,124,000	$2,173,714
Versant Media Group, Inc.
7.25%, 01/30/2031*		445,000	455,406
Virgin Media Secured Finance PLC
4.25%, 01/15/2030	GBP	775,000	964,325
4.50%, 08/15/2030*		760,000	692,784
Ziggo BV
4.88%, 01/15/2030*		1,675,000	1,578,307
			25,505,487
Mining — 1.6%
Constellium SE
3.75%, 04/15/2029*		915,000	886,593
5.63%, 06/15/2028*		500,000	499,050
Fortescue Treasury Pty, Ltd.
4.38%, 04/01/2031*		42,000	40,711
4.50%, 09/15/2027*		595,000	594,503
5.88%, 04/15/2030*		1,242,000	1,279,145
Kaiser Aluminum Corp.
5.88%, 03/01/2034*		1,694,000	1,712,868
Novelis Corp.
4.75%, 01/30/2030*		451,000	437,066
			5,449,936
Miscellaneous Manufacturing — 0.5%
Avient Corp.
6.25%, 11/01/2031*		186,000	192,080
7.13%, 08/01/2030*		1,363,000	1,404,531
			1,596,611
Oil & Gas — 4.7%
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030*		2,014,000	2,140,838
Matador Resources Co.
6.50%, 04/15/2032*		556,000	567,821
6.88%, 04/15/2028*		1,245,000	1,270,379
Nabors Industries, Inc.
9.13%, 01/31/2030*		969,000	1,018,933
Noble Finance II LLC
8.00%, 04/15/2030*		289,000	300,797
Northern Oil & Gas, Inc.
7.88%, 10/15/2033*		218,000	222,866
8.75%, 06/15/2031*		826,000	861,843
SM Energy Co.
6.50%, 07/15/2028		165,000	165,933
6.75%, 08/01/2029*		1,328,000	1,357,823
7.00%, 08/01/2032*		1,004,000	1,022,392
Sunoco LP
5.63%, 03/15/2031*		379,000	382,258
6.25%, 07/01/2033*		506,000	521,143
7.00%, 05/01/2029*		637,000	660,646
7.25%, 05/01/2032*		980,000	1,035,452
Talos Production, Inc.
9.00%, 02/01/2029*		766,000	797,752
9.38%, 02/01/2031*		1,195,000	1,271,495
Transocean International, Ltd.
7.88%, 10/15/2032*		339,000	363,989
8.75%, 02/15/2030*		1,696,100	1,774,546
			15,736,906
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 1.6%
Enerflex, Inc.
6.88%, 01/15/2031*	$880,000	$912,014
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	1,015,000	1,032,207
7.13%, 03/15/2029*	1,512,000	1,562,396
Weatherford International, Ltd.
6.75%, 10/15/2033*	1,675,000	1,751,186
		5,257,803
Packaging & Containers — 2.6%
Ardagh Group SA
9.50%, 12/01/2030*	591,654	640,712
12.00%, 12/01/2030*(1)	1,750,000	1,690,937
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	633,000	639,536
6.75%, 04/15/2032*	93,000	93,702
8.75%, 04/15/2030*	423,000	421,135
Graphic Packaging International LLC
3.75%, 02/01/2030*#	512,000	484,400
Mauser Packaging Solutions
7.88%, 04/15/2030*	1,110,000	1,136,363
9.25%, 04/15/2030*	988,000	973,490
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*#	1,201,000	1,214,276
7.38%, 06/01/2032*#	485,000	490,194
Trivium Packaging Finance BV
12.25%, 01/15/2031*	775,000	853,322
		8,638,067
Pharmaceuticals — 1.2%
1261229 BC, Ltd.
10.00%, 04/15/2032*	2,770,000	2,864,547
Bausch Health Cos., Inc.
6.25%, 02/15/2029*	423,000	334,170
Organon & Co./Organon Foreign Debt Co.-Issuer BV
7.88%, 05/15/2034*	400,000	372,785
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	600,000	622,583
		4,194,085
Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	500,000	499,820
5.75%, 10/15/2033*	851,000	863,893
6.63%, 02/01/2032*	1,153,000	1,198,428
Buckeye Partners LP
4.50%, 03/01/2028*	935,000	932,960
6.88%, 07/01/2029*	1,553,000	1,611,280
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	1,398,000	1,444,805
7.38%, 07/15/2032*	222,000	234,280
Rockies Express Pipeline LLC
6.75%, 03/15/2033*	1,565,000	1,648,609
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.75%, 03/15/2034*	1,652,000	1,697,767
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030*	260,000	270,090
6.50%, 01/15/2034*	898,000	945,072
6.75%, 01/15/2036*	465,000	495,323
		11,842,327

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Real Estate — 1.0%
Canary Wharf Group Investment Holdings PLC
3.38%, 04/23/2028	GBP	1,389,000	$1,780,305
CPI Property Group SA
7.50%, 03/26/2031(2)	EUR	1,520,000	1,743,904
			3,524,209
REITS — 3.4%
Brandywine Operating Partnership LP
4.55%, 10/01/2029		$560,000	528,280
6.13%, 01/15/2031		190,000	180,295
8.30%, 03/15/2028		80,000	84,424
8.88%, 04/12/2029		1,391,000	1,477,691
Hudson Pacific Properties LP
3.25%, 01/15/2030#		250,000	207,767
4.65%, 04/01/2029#		2,469,000	2,197,410
5.95%, 02/15/2028		207,000	198,876
Iron Mountain, Inc.
4.50%, 02/15/2031*		227,000	218,945
5.25%, 07/15/2030*		1,028,000	1,022,854
7.00%, 02/15/2029*		825,000	846,716
MPT Operating Partnership LP/MPT Finance Corp.
8.50%, 02/15/2032*		1,107,000	1,184,798
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/2029*		1,991,000	2,030,026
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/2028*		1,250,000	1,283,549
			11,461,631
Retail — 5.4%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*		1,865,000	1,841,444
4.38%, 01/15/2028*		500,000	497,829
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*		1,060,000	1,043,488
5.00%, 02/15/2032*		241,000	234,376
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*		1,515,000	1,613,545
FirstCash, Inc.
4.63%, 09/01/2028*		685,000	676,666
6.88%, 03/01/2032*		957,000	987,625
LBM Acquisition LLC
6.25%, 01/15/2029*#		2,079,000	1,585,076
9.50%, 06/15/2031*		630,000	587,601
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/2032*		1,750,000	1,770,790
10.00%, 09/15/2033*		750,000	752,139
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*		1,944,000	1,874,810
Staples, Inc.
10.75%, 09/01/2029*		3,129,000	2,871,058
Victoria's Secret & Co.
4.63%, 07/15/2029*		892,000	871,237
Yum! Brands, Inc.
4.63%, 01/31/2032		822,000	808,246
5.38%, 04/01/2032		124,000	126,051
			18,141,981
Software — 3.3%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*		2,881,000	2,708,903
Cloud Software Group, Inc.
6.63%, 08/15/2033*#		187,000	176,490
Security Description		Shares or Principal Amount	Value

Software (continued)
8.25%, 06/30/2032*		$708,000	$708,593
9.00%, 09/30/2029*		2,792,000	2,734,064
Open Text Corp.
3.88%, 02/15/2028*		830,000	791,191
3.88%, 12/01/2029*		257,000	231,312
Rocket Software, Inc.
6.50%, 02/15/2029*		1,628,000	1,362,968
9.00%, 11/28/2028*		800,000	780,008
UKG, Inc.
6.88%, 02/01/2031*		1,516,000	1,470,745
			10,964,274
Telecommunications — 5.8%
Altice France Lux 3/Altice Holdings 1
10.00%, 01/15/2033*		129,000	121,223
Altice France SA
6.50%, 04/15/2032*		930,352	891,004
6.88%, 10/15/2030*		384,326	372,632
6.88%, 07/15/2032*		245,494	235,675
9.50%, 11/01/2029*		1,430,252	1,452,205
Black Pearl Compute LLC
6.13%, 02/15/2031*		230,000	235,394
Cipher Compute LLC
7.13%, 11/15/2030*		140,000	145,928
EchoStar Corp.
6.75%, 11/30/2030(1)		1,819,825	1,843,035
10.75%, 11/30/2029		2,007,000	2,191,532
Fibercop SpA
6.38%, 11/15/2033*		977,000	991,323
7.20%, 07/18/2036*		898,000	910,458
7.72%, 06/04/2038*		403,000	415,899
Iliad Holding SAS
6.88%, 04/15/2031*	EUR	1,129,000	1,420,258
7.00%, 10/15/2028*		680,000	688,569
7.00%, 04/15/2032*		638,000	654,946
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	215,000	256,671
5.13%, 09/30/2029	EUR	645,000	770,014
Level 3 Financing, Inc.
3.75%, 07/15/2029*		1,391,000	1,289,373
6.88%, 06/30/2033*		244,000	252,705
8.50%, 01/15/2036*		2,030,000	2,113,635
Lumen Technologies, Inc.
5.38%, 06/15/2029*		547,000	525,120
WULF Compute LLC
7.75%, 10/15/2030*		1,558,000	1,649,944
			19,427,543
Total Corporate Bonds & Notes (cost $297,837,644)			303,009,051
CONVERTIBLE BONDS & NOTES — 4.3%
Biotechnology — 0.4%
Ionis Pharmaceuticals, Inc.
Zero Coupon, 12/01/2030*		1,190,000	1,309,410
Electric — 0.5%
PPL Capital Funding, Inc.
3.00%, 12/01/2030*		874,000	915,078
WEC Energy Group, Inc.
3.38%, 06/01/2028*		806,000	843,076
			1,758,154

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE BONDS & NOTES (continued)
Healthcare-Products — 0.1%
QIAGEN NV
2.50%, 09/10/2031	$400,000	$448,292
Home Builders — 0.3%
Meritage Homes Corp.
1.75%, 05/15/2028#	824,000	847,857
Internet — 0.1%
Uber Technologies, Inc.
0.88%, 12/01/2028	367,000	453,429
Investment Companies — 0.3%
Terawulf, Inc.
Zero Coupon, 05/01/2032*	850,000	932,110
Leisure Time — 0.4%
NCL Corp., Ltd.
0.75%, 09/15/2030*	1,272,000	1,318,041
Machinery-Construction & Mining — 0.4%
BWX Technologies, Inc.
Zero Coupon, 11/01/2030*	1,175,000	1,225,525
Oil & Gas — 0.2%
Northern Oil & Gas, Inc.
3.63%, 04/15/2029	564,000	593,610
Pharmaceuticals — 0.2%
Jazz Investments I, Ltd.
2.00%, 06/15/2026	225,000	274,838
3.13%, 09/15/2030	382,000	544,732
		819,570
REITS — 0.3%
Rexford Industrial Realty LP
4.13%, 03/15/2029*	764,000	762,090
4.38%, 03/15/2027*	361,000	360,458
		1,122,548
Semiconductors — 0.4%
Semtech Corp.
Zero Coupon, 10/15/2030*	1,156,000	1,391,246
Software — 0.7%
Cloudflare, Inc.
Zero Coupon, 06/15/2030*	1,092,000	1,144,853
Datadog, Inc.
Zero Coupon, 12/01/2029	1,222,000	1,178,619
		2,323,472
Total Convertible Bonds & Notes (cost $13,845,728)		14,543,264
LOANS(3)(4)(5) — 1.0%
Healthcare-Products — 0.1%
Bausch & Lomb Corp. FRS
BTL-B 7.42%, (SOFR12+ 3.75%), 01/15/2031	421,895	421,719
Insurance — 0.3%
HUB International, Ltd. FRS
BTL-B 5.92%, (SOFR4+ 2.25%), 06/20/2030	870,821	860,332
Packaging & Containers — 0.4%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 6.85%, (SOFR12+ 3.18%), 04/13/2029	1,278,000	1,267,456
Security Description	Shares or Principal Amount	Value

Retail — 0.2%
Specialty Building Products Holdings LLC FRS
BTL-B 7.52%, (SOFR12+ 3.75%), 10/16/2028	$899,075	$822,975
Total Loans (cost $3,458,662)		3,372,482
COMMON STOCKS — 0.4%
Packaging & Containers — 0.3%
Yeoman Capital SA#†(6)	103,288	850,532
Telecommunications — 0.1%
Altice France Luxco 3†(6)	24,525	450,618
Total Common Stocks (cost $2,745,277)		1,301,150
CONVERTIBLE PREFERRED STOCKS — 0.7%
Private Equity — 0.2%
KKR & Co., Inc. Series D #†	15,373	610,155
Software — 0.5%
Oracle Corp. Series D †	37,000	1,701,630
Total Convertible Preferred Stocks (cost $2,694,905)		2,311,785
Total Long-Term Investment Securities (cost $320,582,216)		324,537,732
SHORT-TERM INVESTMENTS — 4.8%
Unaffiliated Investment Companies — 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(7)(8) (cost $16,125,469)	16,125,469	16,125,469
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 02/27/2026, to be repurchased 03/02/2026 in the amount of $3,073,768 and collateralized by $3,293,000 of United States Treasury Notes, bearing interest at 1.38% due 10/31/2028 and having an approximate value of $3,135,038 (cost $3,073,496)	3,073,496	3,073,496
TOTAL INVESTMENTS (cost $339,781,181)	102.3%	343,736,697
Other assets less liabilities	(2.3)	(7,717,456)
NET ASSETS	100.0%	$336,019,241

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At February 28, 2026, the aggregate value of these securities was
$282,764,849 representing 84.2% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

(4)
The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(5)
Senior loans in the Fund are generally subject to mandatory and/or optional prepayment.
 Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(6)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28,
2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Altice France Luxco 3	10/01/25	24,525	$417,666	$450,618	$18.37	0.1%
Yeoman Capital SA	10/25/22, 06/08/23 06/15/23, 06/16/23 02/26/24	103,288	2,327,611	850,532	8.23	0.3
				$1,301,150		0.4%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(7)	The rate shown is the 7-day yield as of February 28, 2026.
(8)
At February 28, 2026, the Fund had loaned securities with a total value of $17,614,871.
This was secured by collateral of $16,125,469, which was received in cash and subsequently invested in short-term investments currently valued at $16,125,469 as reported in the Portfolio of Investments. Additional collateral of $2,118,692 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$1,086
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	5,470
United States Treasury Notes/Bonds	0.13% to 6.25%	04/30/2026 to 11/15/2055	2,112,136

CPI—Consumer Price Index
DAC—Designated Activity Company
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month

EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	8,572,331	USD	10,138,642	03/31/2026	$—	$(4,100)
Goldman Sachs International	GBP	4,611,000	USD	6,226,943	03/31/2026	12,489	—
Unrealized Appreciation (Depreciation)						$12,489	$(4,100)

EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$303,009,051	$—	$303,009,051
Convertible Bonds & Notes	—	14,543,264	—	14,543,264
Loans	—	3,372,482	—	3,372,482
Common Stocks	—	1,301,150	—	1,301,150
Convertible Preferred Stocks	2,311,785	—	—	2,311,785
Short-Term Investments	16,125,469	—	—	16,125,469
Repurchase Agreements	—	3,073,496	—	3,073,496
Total Investments at Value	$18,437,254	$325,299,443	$—	$343,736,697
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$12,489	$—	$12,489
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$4,100	$—	$4,100

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 3.4%
Banks — 2.0%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	800,000	$953,988
Banca Transilvania SA
8.88%, 04/27/2027	EUR	825,000	982,892
Banco Santander SA
3.50%, 10/02/2032	EUR	1,000,000	1,192,406
Danske Bank A/S
0.75%, 06/09/2029	EUR	1,610,000	1,823,437
mBank SA
0.97%, 09/21/2027	EUR	900,000	1,052,849
OTP Bank Nyrt
7.50%, 05/25/2027		$660,000	665,717
Societe Generale SA
1.11%, 07/17/2031	EUR	1,000,000	1,053,425
Wells Fargo & Co.
			7,724,714
Electric — 0.3%
Pacific Gas & Electric Co.
6.15%, 01/15/2033		985,000	1,058,442
Food — 0.1%
NBM US Holdings, Inc.
7.00%, 05/14/2026		483,000	481,741
Investment Companies — 0.3%
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034		1,000,000	1,034,074
Oil & Gas — 0.4%
Petroleos Mexicanos
6.84%, 01/23/2030		1,500,000	1,535,730
Pipelines — 0.3%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,204,218
Total Corporate Bonds & Notes (cost $12,253,372)			13,038,919
ASSET BACKED SECURITIES — 1.1%
Auto Loan Receivables — 0.4%
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A 5.68%, 03/15/2034*		300,000	301,973
Series 2023-3A, Class A 6.39%, 08/15/2033*		139,510	140,032
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2 6.02%, 12/15/2032*		631,236	638,857
USB Auto Owner Trust
Series 2025-1A, Class A3 4.49%, 06/17/2030*		355,000	358,538
			1,439,400
Commercial and Residential — 0.2%
CD Mtg. Trust
Series 2017-CD3, Class A4 3.63%, 02/10/2050		920,000	899,803
Other Asset Backed Securities — 0.5%
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*		1,655,501	1,560,874
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	$310,275	$301,891
		1,862,765
Total Asset Backed Securities (cost $4,285,440)		4,201,968
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Commercial and Residential — 2.2%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 6.12%, 01/25/2061*(1)	175,754	175,920
BANK
Series 2019-BN18, Class A4 3.58%, 05/15/2062	1,000,000	973,497
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(2)	135,551	129,188
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	690,237	615,238
Series 2021-RPL2, Class M3 3.53%, 01/25/2060*(2)	376,575	265,954
Series 2021-RPL4, Class A1 4.15%, 12/27/2060*(2)	309,759	308,778
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(2)	206,590	178,725
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	514,417	460,111
HIH Trust FRS
Series 2024-61P, Class B 6.00%, (TSFR1M2.34%), 10/15/2041*	161,108	161,158
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 5.75%, 04/25/2061*(1)	301,033	301,966
Series 2021-GS3, Class A1 5.75%, 07/25/2061*(1)	413,255	413,529
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	168,559	159,250
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	112,287	108,203
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	794,265	710,674
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	836,215	718,213
SHR Trust FRS
6.11%, (TSFR1M+2.45%), 10/15/2041*	1,255,000	1,257,694
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(2)	80,139	76,565
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	1,566,509	1,443,217
		8,457,880

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 4.22%, (SOFR30A+0.56%), 01/15/2041		$19,673	$19,668
Series 4001, Class FM 4.27%, (SOFR30A+0.61%), 02/15/2042		108,710	108,109
Series 3355, Class BF 4.47%, (SOFR30A+0.81%), 08/15/2037		123,659	124,198
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 4.18%, (SOFR30A+0.51%), 09/25/2042		162,185	160,768
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 4.32%, (TSFR1M+0.66%), 02/16/2040		67,448	67,448
			480,191
Total Collateralized Mortgage Obligations (cost $9,555,878)			8,938,071
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 53.9%
U.S. Government — 47.9%
United States Treasury Bonds TIPS
0.13%, 02/15/2052(3)		5,936,910	3,287,689
0.25%, 02/15/2050(3)		9,358,841	5,631,370
0.63%, 02/15/2043(3)		9,690,244	7,478,320
0.75%, 02/15/2042 to 02/15/2045(3)		22,014,393	17,086,548
0.88%, 02/15/2047(3)		11,236,307	8,410,343
1.00%, 02/15/2046(3)		13,853,747	10,820,568
1.38%, 02/15/2044(3)		11,269,597	9,755,807
1.50%, 02/15/2053(3)		4,535,107	3,674,765
2.13%, 02/15/2054(3)		9,550,525	8,903,329
United States Treasury Notes TIPS
0.13%, 01/15/2030 to 07/15/2031(3)		41,390,456	39,671,567
0.63%, 07/15/2032(3)		7,132,535	6,854,657
0.88%, 01/15/2029(3)		1,944,321	1,939,972
1.38%, 07/15/2033(3)(4)		18,789,870	18,762,623
1.63%, 04/15/2030(3)		15,799,205	16,126,520
1.75%, 01/15/2034(3)		1,570,788	1,599,178
1.88%, 07/15/2034 to 07/15/2035(3)		14,618,299	14,954,530
2.13%, 01/15/2035(3)		3,393,706	3,534,995
2.38%, 10/15/2028(3)		3,438,468	3,577,908
			182,070,689
U.S. Government Agency — 6.0%
Tennessee Valley Authority
5.25%, 02/01/2055		4,000,000	4,105,686
Uniform Mtg. Backed Securities
5.50%, March 30 TBA		8,200,000	8,331,469
6.00%, March 30 TBA		9,955,000	10,210,727
			22,647,882
Total U.S. Government & Agency Obligations (cost $220,681,389)			204,718,571
FOREIGN GOVERNMENT OBLIGATIONS — 44.0%
Regional(State/Province) — 1.9%
Province of Ontario, Canada TIPS
2.00%, 12/01/2036(3)	CAD	7,697,750	5,687,097
Queensland Treasury Corp.
5.25%, 07/21/2036*	AUD	2,000,000	1,418,987
			7,106,084
Security Description		Shares or Principal Amount	Value

Sovereign — 42.1%
Bonos de la Tesoreria de la Republica TIPS
2.00%, 03/01/2035(3)	CLP	8,952,891,750	$10,128,323
Commonwealth of Australia TIPS
0.75%, 11/21/2027(3)	AUD	13,629,303	9,633,896
1.25%, 08/21/2040(3)	AUD	6,893,151	4,074,278
2.00%, 08/21/2035(3)	AUD	19,501,771	13,421,907
Federative Republic of Brazil TIPS
6.00%, 05/15/2027(3)	BRL	9,215,000	8,244,507
6.00%, 05/15/2035(3)	BRL	15,665,000	13,161,620
French Republic Government Bond OAT TIPS
0.10%, 07/25/2031*(3)	EUR	13,604,467	15,575,074
Government of New Zealand TIPS
3.35%, 09/20/2040(3)	NZD	16,330,328	9,494,580
3.39%, 09/20/2035(3)	NZD	16,976,591	10,321,492
Government of Romania
4.63%, 04/03/2049	EUR	1,445,000	1,418,613
Government of Spain TIPS
0.70%, 11/30/2033*(3)	EUR	14,678,849	17,029,761
Republic of Italy TIPS
0.10%, 05/15/2033*(3)	EUR	13,398,491	14,707,262
United Kingdom Gilt Treasury TIPS
1.13%, 09/22/2035(3)	GBP	9,784,645	13,067,570
United Mexican States
6.00%, 05/07/2036		$500,000	511,875
United Mexican States TIPS
2.75%, 11/27/2031(3)	MXN	297,916,023	15,841,168
4.00%, 10/29/2054(3)	MXN	63,258,961	3,574,364
			160,206,290
Total Foreign Government Obligations (cost $154,195,229)			167,312,374
MUNICIPAL SECURITIES — 0.8%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		1,444,742	1,526,679
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,628,344
Total Municipal Securities (cost $3,429,863)			3,155,023
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 12/31/2049†(5) (cost $0)		1,000,000	705
TOTAL INVESTMENTS (cost $404,401,171)		105.6%	401,365,631
Other assets less liabilities		(5.6)	(21,418,025)
NET ASSETS		100.0%	$379,947,606

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At February 28, 2026, the aggregate value of these securities was
$59,517,632 representing 15.7% of net assets.

†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 28, 2026.
(2)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

(3)	Principal amount of security is adjusted for inflation.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Securities classified as Level 3 (see Note 1).

FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	21,715,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$—	$(15,825)	$(15,825)
Centrally Cleared	13,805,000	USD	Fixed 2.545	12-Month USA CPI	Maturity	Maturity	Mar 2028	6,293	(52,543)	(46,250)
								$6,293	$(68,368)	$(62,075)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	3,880,000	USD	Fixed 3.750%	12-Month SOFR	Annual	Annual	Mar 2055	$177,848	$(72,230)	$105,618

CPI—Consumer Price Index
SOFR—Secured Overnight Financing Rate

USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
130	Long	Australian 10 Year Bonds	March 2026	$10,086,797	$10,229,544	$142,747
29	Long	Euro Buxl 30 Year Bonds	March 2026	3,801,566	3,901,573	100,007
64	Long	U.S. Treasury Long Bonds	June 2026	7,525,595	7,582,000	56,405
						$299,159

						Unrealized (Depreciation)
85	Short	Canada 10 Year Bonds	June 2026	$7,628,457	$7,654,705	$(26,248)
99	Short	Euro-BTP	March 2026	14,170,906	14,370,798	(199,892)
73	Short	Euro-BUND	March 2026	11,064,665	11,233,224	(168,559)
85	Short	Euro-OAT	March 2026	12,171,448	12,446,030	(274,582)
96	Short	Long Gilt	June 2026	11,952,540	12,119,801	(167,261)
57	Short	U.S. Treasury 10 Year Notes	June 2026	6,459,177	6,487,313	(28,136)
42	Short	U.S. Treasury Ultra 10 Year Notes	June 2026	4,871,284	4,902,844	(31,560)
						$(896,238)
		Net Unrealized Appreciation (Depreciation)				$(597,079)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	NZD	32,653,000	USD	19,082,870	03/18/2026	$—	$(514,827)

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	MXN	7,900,000	USD	453,493	03/18/2026	$—	$(4,620)
Barclays Bank PLC	EUR	540,000	USD	639,851	03/18/2026	1,326	—
Deutsche Bank AG	CAD	7,344,000	USD	5,350,819	03/18/2026	—	(36,783)
	EUR	46,654,000	USD	54,846,979	03/18/2026	—	(319,282)
						—	(356,065)
Goldman Sachs International	BRL	1,740,000	USD	328,804	03/18/2026	—	(9,319)
	CLP	8,749,792,000	USD	9,556,452	03/18/2026	—	(468,933)
						—	(478,252)
HSBC Bank PLC	AUD	890,000	USD	594,524	03/18/2026	—	(38,813)
JPMorgan Chase Bank, N.A.	BRL	106,077,000	USD	19,200,500	03/18/2026	—	(1,412,727)
Morgan Stanley & Co. International PLC	BRL	1,710,000	USD	331,620	03/18/2026	—	(672)
Standard Chartered Bank	USD	518,580	AUD	740,000	03/18/2026	8,015	—
State Street Bank & Trust Co.	AUD	39,606,000	USD	26,388,104	03/18/2026	—	(1,796,140)
UBS AG	GBP	9,288,000	USD	12,402,768	03/18/2026	—	(114,536)
	MXN	329,652,000	USD	18,094,553	03/18/2026	—	(1,021,628)
						—	(1,136,164)
Unrealized Appreciation (Depreciation)						$9,341	$(5,738,280)

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$13,038,919	$—	$13,038,919
Asset Backed Securities	—	4,201,968	—	4,201,968
Collateralized Mortgage Obligations	—	8,938,071	—	8,938,071
U.S. Government & Agency Obligations	—	204,718,571	—	204,718,571
Foreign Government Obligations	—	167,312,374	—	167,312,374
Municipal Securities	—	3,155,023	—	3,155,023
Escrows and Litigation Trusts	—	—	705	705
Total Investments at Value	$—	$401,364,926	$705	$401,365,631
Other Financial Instruments:†
Futures Contracts	$299,159	$—	$—	$299,159
Forward Foreign Currency Contracts	—	9,341	—	9,341
Total Other Financial Instruments	$299,159	$9,341	$—	$308,500
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$140,598	$—	$140,598
Futures Contracts	896,238	—	—	896,238
Forward Foreign Currency Contracts	—	5,738,280	—	5,738,280
Total Other Financial Instruments	$896,238	$5,878,878	$—	$6,775,116

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Australia — 6.5%
ANZ Group Holdings, Ltd.	282,261	$8,042,877
APA Group	123,809	810,600
Aristocrat Leisure, Ltd.	52,895	1,809,862
ASX, Ltd.	17,976	677,497
BHP Group, Ltd.	481,229	20,003,477
Brambles, Ltd.	129,572	2,312,625
CAR Group, Ltd.	35,701	673,784
Cochlear, Ltd.#	6,063	858,675
Coles Group, Ltd.	127,762	1,869,353
Commonwealth Bank of Australia	158,561	19,704,111
Computershare, Ltd.	48,665	1,073,260
CSL, Ltd.	45,754	4,778,628
Evolution Mining, Ltd.#	193,476	2,282,854
Fortescue, Ltd.#	158,974	2,391,650
Goodman Group	194,465	4,005,036
Insurance Australia Group, Ltd.	221,427	1,049,473
Lottery Corp., Ltd.	210,761	826,434
Lynas Rare Earths, Ltd.#†	87,563	1,182,724
Macquarie Group, Ltd.#	34,435	5,231,470
Medibank Private, Ltd.	265,274	826,866
National Australia Bank, Ltd.	290,074	10,119,257
Northern Star Resources, Ltd.	129,263	2,785,458
Origin Energy, Ltd.	162,653	1,406,387
Pro Medicus, Ltd.	5,511	509,847
Qantas Airways, Ltd.	69,188	489,915
QBE Insurance Group, Ltd.	143,624	2,221,024
REA Group, Ltd.#	5,140	608,635
Rio Tinto, Ltd.#	35,229	4,195,084
Santos, Ltd.#	307,043	1,477,109
Scentre Group	491,726	1,336,759
SGH, Ltd.	19,485	647,566
Sigma Healthcare, Ltd.#	491,069	992,493
Sonic Healthcare, Ltd.	45,668	774,466
South32, Ltd.	424,231	1,388,759
Stockland	233,509	849,163
Suncorp Group, Ltd.	101,605	1,057,854
Telstra Group, Ltd.	374,397	1,380,157
Transurban Group	296,168	3,022,413
Vicinity, Ltd.	374,912	653,675
Washington H. Soul Pattinson & Co., Ltd.#	32,875	894,878
Wesfarmers, Ltd.	107,217	6,075,084
Westpac Banking Corp.	323,869	9,804,679
WiseTech Global, Ltd.#	19,455	658,199
Woodside Energy Group, Ltd.#	180,278	3,632,027
Woolworths Group, Ltd.#	115,050	2,947,512
		140,339,656
Austria — 0.3%
BAWAG Group AG*	7,303	1,139,058
Erste Group Bank AG	29,229	3,477,875
OMV AG	14,158	916,754
Raiffeisen Bank International AG	12,285	613,444
Verbund AG	6,346	452,156
		6,599,287
Belgium — 0.9%
Ageas SA	13,701	1,018,295
Anheuser-Busch InBev SA NV	93,471	7,600,849
D'ieteren Group#	2,098	454,648
Elia Group SA	4,116	655,595
Financiere de Tubize SA#	1,972	527,771
Groupe Bruxelles Lambert NV	7,635	767,280
Security Description	Shares or Principal Amount	Value

Belgium (continued)
KBC Group NV	21,727	$2,947,218
Lotus Bakeries NV	40	497,217
Sofina SA#	1,538	457,596
Syensqo SA#	6,977	398,763
UCB SA#	11,898	3,547,005
		18,872,237
Bermuda — 0.2%
Aegon, Ltd.	119,362	907,439
CK Infrastructure Holdings, Ltd.	60,500	513,872
Hongkong Land Holdings, Ltd.	104,600	906,882
Jardine Matheson Holdings, Ltd.	15,200	1,254,000
		3,582,193
Denmark — 1.5%
AP Moller-Maersk A/S, Series A	263	644,649
AP Moller-Maersk A/S, Series B	375	929,554
Carlsberg A/S, Class B	8,839	1,374,297
Coloplast A/S, Class B	12,267	946,659
Danske Bank A/S	63,178	3,297,972
Demant A/S†	9,493	295,437
DSV A/S	19,277	4,985,694
Genmab A/S†	5,775	1,688,135
Novo Nordisk A/S, Class B	305,155	11,480,229
Novonesis (Novozymes), Class B	33,512	1,989,967
Orsted A/S*†	49,640	1,177,494
Pandora A/S	7,498	592,858
ROCKWOOL A/S, Class B	8,960	296,914
Tryg A/S	32,306	800,038
Vestas Wind Systems A/S	96,041	2,467,243
		32,967,140
Finland — 1.1%
Elisa Oyj	13,343	684,879
Fortum Oyj	41,697	976,023
Kesko Oyj, Class B	25,708	633,655
Kone Oyj, Class B	31,917	2,414,395
Metso Oyj	62,394	1,305,297
Neste Oyj	41,028	1,026,779
Nokia Oyj	502,736	3,851,709
Nordea Bank Abp	295,344	5,740,697
Orion Oyj, Class B	10,387	830,901
Sampo Oyj, Class A	230,217	2,553,765
Stora Enso Oyj, Class R	55,554	755,218
UPM-Kymmene Oyj	50,048	1,595,509
Wartsila OYJ Abp	47,581	2,074,581
		24,443,408
France — 9.3%
Accor SA	18,317	1,066,152
Aeroports de Paris SA	3,138	439,011
Air Liquide SA	54,807	11,542,815
Alstom SA†	32,429	1,084,019
Amundi SA*	5,753	550,957
AXA SA	158,609	7,770,119
Ayvens SA*	33,455	426,929
BioMerieux	3,798	448,772
BNP Paribas SA	95,208	10,743,538
Bollore SE	70,136	410,717
Bouygues SA	17,879	1,112,909
Bureau Veritas SA	31,810	1,105,801
Capgemini SE	14,662	1,852,868
Carrefour SA	56,988	1,080,423
Cie de Saint-Gobain SA	42,309	4,311,338

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Cie Generale des Etablissements Michelin SCA	61,954	$2,518,247
Covivio SA	5,520	405,369
Credit Agricole SA	101,882	2,261,409
Danone SA	61,082	5,242,756
Dassault Aviation SA	1,856	742,567
Dassault Systemes SE	64,851	1,421,448
Eiffage SA	6,637	1,146,541
Engie SA	173,702	5,937,776
EssilorLuxottica SA	28,477	7,577,626
Gecina SA	4,592	425,662
Getlink SE	28,078	611,120
Hermes International S.C.A.	2,994	7,248,769
Ipsen SA	3,551	692,737
Kering SA	7,080	2,391,762
Klepierre SA	20,585	866,394
Legrand SA	24,704	4,490,920
L'Oreal SA	22,752	10,683,609
LVMH Moet Hennessy Louis Vuitton SE	23,694	15,233,077
Orange SA	175,123	3,763,972
Pernod Ricard SA	19,193	1,774,816
Publicis Groupe SA	21,767	1,939,794
Renault SA	18,146	688,481
Rexel SA	21,382	931,520
Safran SA	33,726	13,549,219
Sanofi SA	104,611	10,160,608
Sartorius Stedim Biotech	2,840	614,437
Schneider Electric SE	51,948	16,984,334
Societe Generale SA	65,463	5,713,151
Sodexo SA	8,665	475,069
Thales SA	8,814	2,654,687
TotalEnergies SE	188,167	14,958,911
Veolia Environnement SA	59,959	2,547,678
Vinci SA	47,446	7,890,754
		198,491,588
Germany — 9.1%
adidas AG	16,170	3,022,644
Allianz SE	36,081	16,294,453
BASF SE	84,881	4,884,386
Bayer AG	92,650	4,599,055
Bayerische Motoren Werke AG	26,495	2,800,679
Bayerische Motoren Werke AG (Preference Shares)	5,276	554,213
Beiersdorf AG	9,092	1,156,496
Brenntag SE	11,404	704,741
Commerzbank AG	69,235	2,834,650
Continental AG	10,547	911,246
CTS Eventim AG & Co. KGaA	5,673	461,516
Daimler Truck Holding AG	45,185	2,297,398
Delivery Hero SE*†	18,742	435,271
Deutsche Bank AG	172,148	6,162,309
Deutsche Boerse AG	17,908	4,917,606
Deutsche Lufthansa AG	56,448	606,160
Deutsche Post AG	87,257	5,165,454
Deutsche Telekom AG	348,576	14,040,902
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	10,881	532,151
E.ON SE	213,517	4,965,101
Evonik Industries AG	25,369	443,345
Fresenius Medical Care AG	21,278	991,855
Fresenius SE & Co. KGaA	39,665	2,385,590
GEA Group AG	13,681	1,065,305
Hannover Rueck SE	5,721	1,742,711
Heidelberg Materials AG	12,677	2,839,297
Security Description	Shares or Principal Amount	Value

Germany (continued)
Henkel AG & Co. KGaA	9,871	$895,179
Henkel AG & Co. KGaA (Preference Shares)	15,170	1,490,991
Hensoldt AG	6,086	535,027
HOCHTIEF AG	1,455	709,353
Infineon Technologies AG	123,414	6,682,476
Knorr-Bremse AG	6,810	897,207
LEG Immobilien SE	6,937	580,331
Mercedes-Benz Group AG	68,681	4,788,055
Merck KGaA	12,291	1,863,307
MTU Aero Engines AG	5,142	2,220,093
Muenchener Rueckversicherungs-Gesellschaft AG	12,358	8,112,990
Nemetschek SE	5,500	440,619
Porsche Automobil Holding SE (Preference Shares)	13,909	592,149
Rational AG	510	445,032
Rheinmetall AG	4,354	8,558,187
RWE AG	60,102	3,873,242
SAP SE	98,941	19,986,711
Sartorius AG (Preference Shares)	2,432	690,538
Scout24 SE*	7,105	606,558
Siemens AG	72,010	21,050,530
Siemens Energy AG	73,431	14,442,214
Siemens Healthineers AG*	32,657	1,626,078
Symrise AG	12,450	1,141,273
Talanx AG	6,191	782,736
Volkswagen AG (Preference Shares)	19,370	2,316,224
Vonovia SE	72,181	2,446,944
Zalando SE*†	21,192	519,590
		195,108,168
Hong Kong — 1.8%
AIA Group, Ltd.	995,200	11,041,665
BOC Hong Kong Holdings, Ltd.	350,500	2,011,587
CK Asset Holdings, Ltd.	180,000	1,145,333
CK Hutchison Holdings, Ltd.	253,500	2,086,740
CLP Holdings, Ltd.	155,000	1,470,077
Futu Holdings, Ltd. ADR†	5,514	820,704
Galaxy Entertainment Group, Ltd.	183,000	976,823
Henderson Land Development Co., Ltd.#	136,000	616,080
HKT Trust & HKT, Ltd.	359,000	566,258
Hong Kong & China Gas Co., Ltd.	1,043,000	1,014,550
Hong Kong Exchanges & Clearing, Ltd.	114,200	6,116,241
Link REIT	244,200	1,209,857
MTR Corp., Ltd.#	149,000	711,156
Power Assets Holdings, Ltd.	134,000	1,086,778
Sino Land Co., Ltd.	360,000	588,082
SITC International Holdings Co., Ltd.	132,000	563,203
Sun Hung Kai Properties, Ltd.	137,500	2,566,020
Swire Pacific, Ltd., Class A	32,500	349,576
Techtronic Industries Co., Ltd.	139,000	2,267,096
WH Group, Ltd.*	805,500	1,013,130
Wharf Holdings, Ltd.#	111,000	367,474
Wharf Real Estate Investment Co., Ltd.	156,000	576,271
		39,164,701
Ireland — 0.4%
AIB Group PLC	203,213	2,125,031
Bank of Ireland Group PLC	90,544	1,769,027
Kerry Group PLC, Class A	15,292	1,360,598
Kingspan Group PLC	14,510	1,446,182
Ryanair Holdings PLC	80,241	2,599,766
		9,300,604
Isle of Man — 0.0%
Entain PLC	55,860	432,859

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel — 1.0%
Azrieli Group, Ltd.	3,958	$568,696
Bank Hapoalim BM	118,933	2,998,952
Bank Leumi Le-Israel BM	141,617	3,425,372
Check Point Software Technologies, Ltd.†	7,887	1,199,376
CyberArk Software, Ltd.†	4,716	212,220
Elbit Systems, Ltd.	2,636	2,018,611
ICL Group, Ltd.	76,288	360,667
Israel Discount Bank, Ltd., Class A	115,786	1,401,215
Mizrahi Tefahot Bank, Ltd.	15,170	1,136,079
Monday.com, Ltd.†	3,468	251,916
Nice, Ltd.†	5,723	648,555
Nova, Ltd.†	2,865	1,257,450
Phoenix Financial, Ltd.	22,223	1,135,057
Teva Pharmaceutical Industries, Ltd. ADR†	109,095	3,693,957
Tower Semiconductor, Ltd.†	10,673	1,348,861
		21,656,984
Italy — 2.8%
Banca Mediolanum SpA	20,835	449,044
Banca Monte dei Paschi di Siena SpA	187,783	1,841,197
Banco BPM SpA	107,523	1,592,562
BPER Banca SpA#	140,109	1,988,289
Buzzi SpA	7,559	437,475
Enel SpA	769,531	9,269,179
Eni SpA	194,282	4,512,303
FinecoBank Banca Fineco SpA	57,659	1,361,916
Generali	80,715	3,448,682
Intesa Sanpaolo SpA	1,321,258	9,109,594
Italgas SpA	57,800	747,164
Leonardo SpA	38,489	2,583,185
Moncler SpA	22,022	1,520,679
Poste Italiane SpA*	42,898	1,153,158
Prysmian SpA	26,680	3,231,322
Recordati Industria Chimica e Farmaceutica SpA	10,832	619,732
Snam SpA	190,500	1,483,375
Telecom Italia SpA†	1,118,259	840,633
Terna - Rete Elettrica Nazionale	133,033	1,603,357
UniCredit SpA	132,831	11,364,976
Unipol Assicurazioni SpA	34,238	856,041
		60,013,863
Japan — 23.1%
Advantest Corp.	72,600	12,482,374
Aeon Co., Ltd.#	211,800	3,019,708
AGC, Inc.	18,900	838,709
Aisin Corp.	47,700	848,988
Ajinomoto Co., Inc.	86,100	2,739,057
ANA Holdings, Inc.	14,500	315,970
Asahi Group Holdings, Ltd.	146,400	1,593,230
Asahi Kasei Corp.	122,500	1,446,875
Asics Corp.	66,400	2,038,367
Astellas Pharma, Inc.	172,100	2,866,956
Bandai Namco Holdings, Inc.	55,300	1,502,854
Bridgestone Corp.	109,200	2,654,392
Canon, Inc.#	82,400	2,512,655
Capcom Co., Ltd.	33,200	763,856
Central Japan Railway Co.	73,500	2,168,783
Chiba Bank, Ltd.#	53,700	800,179
Chubu Electric Power Co., Inc.	65,900	1,112,997
Chugai Pharmaceutical Co., Ltd.	63,800	4,271,309
Dai Nippon Printing Co., Ltd.	37,200	774,181
Daifuku Co., Ltd.#	30,300	1,255,733
Security Description	Shares or Principal Amount	Value

Japan (continued)
Dai-ichi Life Holdings, Inc.	333,000	$3,435,232
Daiichi Sankyo Co., Ltd.	170,500	3,345,257
Daikin Industries, Ltd.	25,100	3,200,887
Daito Trust Construction Co., Ltd.	27,400	631,640
Daiwa House Industry Co., Ltd.	53,200	1,922,374
Daiwa Securities Group, Inc.	125,800	1,325,949
Denso Corp.	166,100	2,393,142
Disco Corp.	8,800	4,254,474
East Japan Railway Co.	92,100	2,276,477
Ebara Corp.	43,600	1,547,281
Eisai Co., Ltd.	24,300	815,524
ENEOS Holdings, Inc.	258,300	2,461,181
FANUC Corp.	88,700	4,040,106
Fast Retailing Co., Ltd.	18,100	8,000,788
Fuji Electric Co., Ltd.	13,200	1,175,756
FUJIFILM Holdings Corp.	106,800	2,218,546
Fujikura, Ltd.	23,800	4,079,064
Fujitsu, Ltd.	167,400	3,846,132
Hankyu Hanshin Holdings, Inc.#	22,600	659,194
Hikari Tsushin, Inc.	1,500	424,647
Hitachi, Ltd.	434,300	14,533,678
Honda Motor Co., Ltd.	351,500	3,566,431
Hoya Corp.	32,100	5,809,922
Hulic Co., Ltd.	42,800	567,049
Ibiden Co., Ltd.	22,700	1,386,289
Idemitsu Kosan Co., Ltd.	72,900	696,020
IHI Corp.#	97,900	2,697,555
Inpex Corp.	83,800	2,039,125
Isuzu Motors, Ltd.	51,600	964,330
ITOCHU Corp.	565,200	8,215,695
Japan Airlines Co., Ltd.	13,000	268,716
Japan Exchange Group, Inc.	92,900	1,270,374
Japan Post Bank Co., Ltd.	170,000	3,332,181
Japan Post Holdings Co., Ltd.	169,600	2,211,159
Japan Post Insurance Co., Ltd.	17,200	561,934
Japan Tobacco, Inc.	114,100	4,374,326
JFE Holdings, Inc.#	55,100	776,407
JX Advanced Metals Corp.	53,100	1,414,164
Kajima Corp.	40,200	1,838,494
Kansai Electric Power Co., Inc.	89,800	1,623,318
Kao Corp.	43,000	1,837,684
Kawasaki Heavy Industries, Ltd.	14,200	1,659,917
Kawasaki Kisen Kaisha, Ltd.#	32,500	522,989
KDDI Corp.	278,800	4,768,513
Keyence Corp.	18,500	7,825,761
Kikkoman Corp.#	63,900	613,774
Kioxia Holdings Corp.†	17,800	2,417,558
Kirin Holdings Co., Ltd.	72,900	1,263,665
Komatsu, Ltd.	90,400	4,360,665
Konami Group Corp.#	9,400	1,253,815
Kubota Corp.	93,000	1,891,384
Kyocera Corp.	122,100	2,160,685
Kyowa Kirin Co., Ltd.	23,400	432,293
Lasertec Corp.#	7,500	1,616,559
LY Corp.	262,300	653,378
M3, Inc.#	40,600	446,648
Makita Corp.	21,100	818,112
Marubeni Corp.	134,200	5,162,960
MatsukiyoCocokara & Co.	30,400	503,990
Minebea Mitsumi, Inc.	35,300	760,409
Mitsubishi Chemical Group Corp.	116,200	863,510
Mitsubishi Corp.	306,500	10,382,512
Mitsubishi Electric Corp.	180,900	6,939,915

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Estate Co., Ltd.	100,400	$3,393,278
Mitsubishi HC Capital, Inc.	84,100	815,339
Mitsubishi Heavy Industries, Ltd.	304,800	9,786,234
Mitsubishi UFJ Financial Group, Inc.	1,069,300	20,326,046
Mitsui & Co., Ltd.	234,900	8,832,535
Mitsui Fudosan Co., Ltd.	250,300	3,376,281
Mitsui OSK Lines, Ltd.#	33,400	1,240,055
Mizuho Financial Group, Inc.	236,800	10,843,382
MonotaRO Co., Ltd.#	24,600	327,732
MS&AD Insurance Group Holdings, Inc.	121,900	3,415,838
Murata Manufacturing Co., Ltd.	158,200	4,161,532
NEC Corp.	123,200	3,419,132
Nexon Co., Ltd.	35,200	748,562
NIDEC Corp.#	78,300	1,234,429
Nintendo Co., Ltd.	105,000	6,047,930
Nippon Building Fund, Inc.	742	690,376
Nippon Paint Holdings Co., Ltd.#	90,700	671,981
Nippon Sanso Holdings Corp.#	16,100	617,855
Nippon Steel Corp.#	459,900	1,872,996
Nippon Yusen KK#	38,800	1,333,956
Nissan Motor Co., Ltd.†	210,800	584,757
Nitori Holdings Co., Ltd.#	38,000	761,144
Nitto Denko Corp.#	64,100	1,492,855
Nomura Holdings, Inc.	285,800	2,658,243
Nomura Research Institute, Ltd.#	36,700	1,026,279
NTT, Inc.	2,822,100	2,770,326
Obayashi Corp.	60,000	1,696,667
Obic Co., Ltd.	31,300	841,802
Olympus Corp.#	107,300	1,049,879
Oracle Corp. Japan	3,700	223,471
Oriental Land Co., Ltd.#	102,700	1,851,908
ORIX Corp.	110,500	3,922,143
Osaka Gas Co., Ltd.	33,600	1,401,963
Otsuka Corp.	20,700	417,407
Otsuka Holdings Co., Ltd.	41,600	2,852,982
Pan Pacific International Holdings Corp.	178,800	1,190,741
Panasonic Holdings Corp.	221,800	3,603,282
Rakuten Group, Inc.†	146,800	778,440
Recruit Holdings Co., Ltd.	133,900	5,887,090
Renesas Electronics Corp.	169,000	3,213,018
Resona Holdings, Inc.	198,400	2,427,197
Ryohin Keikaku Co., Ltd.#	49,000	1,128,633
Sanrio Co., Ltd.	16,800	615,995
SBI Holdings, Inc.#	52,600	1,128,358
SCREEN Holdings Co., Ltd.#	7,800	1,145,039
Secom Co., Ltd.	37,500	1,449,909
Seibu Holdings, Inc.	19,400	576,416
Sekisui Chemical Co., Ltd.	35,300	689,205
Sekisui House, Ltd.	56,100	1,374,435
Seven & i Holdings Co., Ltd.#	198,200	2,786,464
Shimadzu Corp.#	22,700	633,620
Shimano, Inc.	6,900	740,524
Shimizu Corp.	47,600	1,064,687
Shin-Etsu Chemical Co., Ltd.	160,500	6,339,218
Shionogi & Co., Ltd.	71,700	1,682,251
Shiseido Co., Ltd.	38,000	802,997
SMC Corp.	5,400	2,607,934
SoftBank Corp.#	2,731,500	3,739,600
SoftBank Group Corp.	352,100	9,219,331
Sompo Holdings, Inc.	84,400	3,375,135
Sony Financial Holdings, Inc.†	570,100	583,735
Sony Group Corp.	584,900	13,644,483
Security Description	Shares or Principal Amount	Value

Japan (continued)
Subaru Corp.	54,900	$1,042,877
Sumitomo Corp.	103,700	4,424,507
Sumitomo Electric Industries, Ltd.	67,700	4,497,727
Sumitomo Metal Mining Co., Ltd.	23,500	1,899,834
Sumitomo Mitsui Financial Group, Inc.	347,400	13,340,747
Sumitomo Mitsui Trust Group, Inc.	60,300	2,117,151
Sumitomo Realty & Development Co., Ltd.	57,900	1,960,588
Suntory Beverage & Food, Ltd.	13,800	434,506
Suzuki Motor Corp.	149,500	2,269,329
Sysmex Corp.#	45,700	430,765
T&D Holdings, Inc.#	43,400	1,171,118
Taisei Corp.	13,900	1,810,431
Takeda Pharmaceutical Co., Ltd.	151,300	5,637,721
TDK Corp.	185,800	2,884,591
Terumo Corp.	126,400	1,707,835
TIS, Inc.	20,500	423,219
Toho Co., Ltd.#	49,500	496,062
Tokio Marine Holdings, Inc.	174,700	7,301,680
Tokyo Electron, Ltd.	42,600	12,005,417
Tokyo Gas Co., Ltd.	29,800	1,460,947
Tokyu Corp.	46,800	598,617
Toppan Holdings, Inc.#	22,300	766,110
Toray Industries, Inc.	134,300	1,152,384
Toyota Industries Corp.#	15,300	1,982,000
Toyota Motor Corp.	898,800	22,014,600
Toyota Tsusho Corp.	65,000	2,908,590
Tsuruha Holdings, Inc.#	23,200	389,972
Unicharm Corp.#	106,100	726,629
West Japan Railway Co.	38,900	835,466
Yamaha Motor Co., Ltd.	87,300	694,867
Yokogawa Electric Corp.	21,800	871,777
Yokohama Financial Group, Inc.	99,500	1,076,778
Zensho Holdings Co., Ltd.#	9,000	572,222
ZOZO, Inc.#	40,600	296,119
		496,702,902
Jersey — 0.5%
CVC Capital Partners PLC*	20,847	297,811
Experian PLC	86,939	3,264,172
Glencore PLC	946,084	6,808,451
		10,370,434
Luxembourg — 0.6%
ArcelorMittal SA	40,428	2,650,265
Eurofins Scientific SE	11,414	919,259
InPost SA#†	22,598	405,867
Spotify Technology SA†	14,871	7,657,673
Tenaris SA	35,956	982,267
		12,615,331
Macau — 0.0%
Sands China, Ltd.	224,400	507,979
Netherlands — 6.4%
ABN AMRO Bank NV CVA*	55,362	1,855,191
Adyen NV*†	2,398	2,818,743
AerCap Holdings NV	15,881	2,373,257
Airbus SE	56,302	12,256,833
Akzo Nobel NV	16,048	1,130,533
Argenx SE†	5,855	4,548,070
ASM International NV	4,457	3,761,257
ASML Holding NV	36,777	53,598,270
ASR Nederland NV	14,676	1,065,441
BE Semiconductor Industries NV	6,902	1,544,634

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
CSG NV†	19,272	$724,826
Davide Campari-Milano NV#	61,312	462,062
Euronext NV*	7,120	1,177,819
EXOR NV	8,900	781,883
Ferrari NV	11,873	4,508,965
Ferrovial SE#	48,770	3,639,698
Heineken Holding NV	12,523	1,083,153
Heineken NV	27,047	2,510,679
ING Groep NV	276,981	8,060,926
JDE Peet's NV	16,066	601,780
Koninklijke Ahold Delhaize NV	85,194	4,204,787
Koninklijke KPN NV	369,774	2,097,677
Koninklijke Philips NV	73,482	2,351,257
Magnum Ice Cream Co. NV†	47,152	748,584
Nebius Group NV#†	20,173	1,839,576
NN Group NV	25,642	2,099,692
Prosus NV	123,622	6,355,583
QIAGEN NV	19,139	948,910
Randstad NV#	10,751	353,535
Stellantis NV	190,776	1,564,647
STMicroelectronics NV	64,394	2,161,659
Universal Music Group NV#	104,661	2,363,285
Wolters Kluwer NV	22,065	1,775,504
		137,368,716
New Zealand — 0.2%
Auckland International Airport, Ltd.	162,698	893,965
Contact Energy, Ltd.	81,900	456,396
Fisher & Paykel Healthcare Corp., Ltd.	55,256	1,355,644
Infratil, Ltd.#	86,261	580,564
Meridian Energy, Ltd.	126,991	431,154
Xero, Ltd.†	15,356	908,562
		4,626,285
Norway — 0.6%
Aker BP ASA	30,041	904,235
DNB Bank ASA	84,430	2,677,203
Equinor ASA	73,058	2,163,702
Gjensidige Forsikring ASA	18,464	521,201
Kongsberg Gruppen ASA	41,693	1,691,697
Mowi ASA	43,493	1,025,539
Norsk Hydro ASA	129,922	1,204,350
Orkla ASA	67,162	918,963
Salmar ASA	6,407	383,411
Telenor ASA	59,321	1,099,912
Yara International ASA	16,004	809,095
		13,399,308
Portugal — 0.2%
Banco Comercial Portugues SA	724,165	762,918
EDP SA	297,147	1,585,608
Galp Energia SGPS SA	39,507	850,536
Jeronimo Martins SGPS SA	26,806	705,063
		3,904,125
Singapore — 1.6%
CapitaLand Ascendas REIT	376,500	800,684
CapitaLand Integrated Commercial Trust	576,682	1,116,982
CapitaLand Investment, Ltd.#	234,200	566,568
DBS Group Holdings, Ltd.	201,700	9,108,312
Grab Holdings, Ltd., Class A†	211,245	891,454
Keppel, Ltd.	141,700	1,465,283
Oversea-Chinese Banking Corp., Ltd.	320,900	5,436,704
Security Description	Shares or Principal Amount	Value

Singapore (continued)
Sea, Ltd. ADR†	36,125	$3,917,756
Sembcorp Industries, Ltd.#	79,900	386,582
Singapore Airlines, Ltd.	149,900	850,883
Singapore Exchange, Ltd.	80,800	1,162,590
Singapore Technologies Engineering, Ltd.	146,500	1,154,720
Singapore Telecommunications, Ltd.	704,100	2,805,490
United Overseas Bank, Ltd.	118,800	3,472,240
Wilmar International, Ltd.	178,500	496,735
Yangzijiang Shipbuilding Holdings, Ltd.	246,400	845,423
		34,478,406
Spain — 3.6%
Acciona SA#	2,304	671,890
ACS Actividades de Construccion y Servicios SA	16,802	2,175,916
Aena SME SA*	71,620	2,256,981
Amadeus IT Group SA	42,844	2,669,935
Banco Bilbao Vizcaya Argentaria SA	541,467	12,636,000
Banco de Sabadell SA	478,083	1,812,209
Banco Santander SA	1,393,209	17,762,670
Bankinter SA	62,937	1,054,143
CaixaBank SA	370,621	4,606,980
Cellnex Telecom SA*#	46,919	1,781,825
EDP Renovaveis SA	29,084	459,125
Endesa SA	29,762	1,215,716
Grifols SA#	29,440	369,778
Iberdrola SA	609,634	14,442,889
Indra Sistemas SA	7,540	559,056
Industria de Diseno Textil SA	103,126	6,923,727
International Consolidated Airlines Group SA	110,059	627,601
Mapfre SA	90,379	421,828
Naturgy Energy Group SA	22,908	712,974
Repsol SA	107,311	2,411,077
Telefonica SA#	348,276	1,584,363
		77,156,683
SupraNational — 0.1%
Unibail-Rodamco-Westfield	11,487	1,440,778
Sweden — 3.4%
AddTech AB, Class B	25,070	929,197
Alfa Laval AB	27,404	1,624,035
Assa Abloy AB, Class B	95,321	4,071,489
Atlas Copco AB, Class A	255,452	5,519,287
Atlas Copco AB, Class B	148,443	2,792,884
Beijer Ref AB	38,417	602,792
Boliden AB†	27,059	2,150,309
Epiroc AB, Class A	62,658	1,887,180
Epiroc AB, Class B	36,933	961,413
EQT AB	46,742	1,450,267
Essity AB, Class B	57,242	1,821,705
Evolution AB*	12,803	777,744
Fastighets AB Balder, Class B†	67,042	504,397
H & M Hennes & Mauritz AB, Class B	47,757	1,019,404
Hexagon AB, Class B	197,450	2,250,610
Holmen AB, Class B	6,877	271,649
Industrivarden AB, Class A	11,148	635,346
Industrivarden AB, Class C	15,031	852,150
Indutrade AB	25,205	655,560
Investment AB Latour, Class B	14,642	374,014
Investor AB, Class B	173,271	7,250,335
L E Lundbergforetagen AB, Class B	6,939	455,805
Lifco AB, Class B	22,426	799,403
Nibe Industrier AB, Class B	141,935	582,827
Saab AB, Class B	30,061	2,175,756

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Sagax AB, Class B	19,935	$421,772
Sandvik AB	100,395	4,441,686
Securitas AB, Class B	47,076	837,998
Skandinaviska Enskilda Banken AB, Class A	142,862	3,051,065
Skanska AB, Class B	31,604	973,228
SKF AB, Class B	32,985	948,525
Svenska Cellulosa AB SCA, Class B	57,662	784,680
Svenska Handelsbanken AB, Class A	139,258	2,230,572
Swedbank AB, Class A	79,981	3,081,372
Swedish Orphan Biovitrum AB†	18,174	796,003
Tele2 AB, Class B	50,885	1,075,464
Telefonaktiebolaget LM Ericsson, Class B	264,604	3,064,419
Telia Co. AB	220,274	1,131,187
Trelleborg AB, Class B	19,347	848,237
Volvo AB, Class B	150,020	5,846,187
		71,947,953
Switzerland — 9.6%
ABB, Ltd.	148,504	13,872,091
Alcon AG	47,015	4,088,474
Avolta AG	8,077	533,144
Banque Cantonale Vaudoise#	2,687	412,041
Barry Callebaut AG#	339	637,127
Belimo Holding AG	920	923,769
BKW AG	2,114	416,284
Chocoladefabriken Lindt & Spruengli AG#	10	1,649,216
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	88	1,449,021
Cie Financiere Richemont SA, Class A	50,920	10,414,476
Coca-Cola HBC AG	20,555	1,332,416
DSM-Firmenich AG	16,210	1,157,652
EMS-Chemie Holding AG#	655	544,378
Galderma Group AG	14,606	2,771,692
Geberit AG	3,194	2,691,958
Givaudan SA	876	3,522,913
Helvetia Holding AG	7,560	1,966,574
Holcim AG	48,520	4,473,041
Julius Baer Group, Ltd.	19,532	1,666,514
Kuehne & Nagel International AG#	4,698	1,095,905
Logitech International SA	14,390	1,325,860
Lonza Group AG	6,679	4,657,969
Nestle SA	244,126	26,665,411
Novartis AG	180,137	30,575,377
Partners Group Holding AG#	2,158	2,406,541
Roche Holding AG	66,568	31,775,322
Roche Holding AG (BR)	3,026	1,501,094
Sandoz Group AG	39,643	3,507,208
Schindler Holding AG	2,233	817,571
Schindler Holding AG (Participation Certificate)	3,853	1,471,341
SGS SA	15,759	1,988,194
Sika AG	14,400	2,987,319
Sonova Holding AG	4,764	1,251,026
Straumann Holding AG#	10,525	1,267,627
Swatch Group AG #	2,798	716,195
Swiss Life Holding AG	2,699	3,094,100
Swiss Prime Site AG#	7,561	1,442,672
Swiss Re AG#	28,413	5,024,059
Swisscom AG	2,459	2,307,561
UBS Group AG	300,785	12,522,765
VAT Group AG*	2,562	1,813,410
Zurich Insurance Group AG	13,919	10,510,986
		205,248,294
Security Description	Shares or Principal Amount	Value

United Kingdom — 14.3%
3i Group PLC	94,468	$4,229,234
Admiral Group PLC	24,191	966,294
Airtel Africa PLC*	86,498	406,826
Anglo American PLC	105,564	5,265,169
Antofagasta PLC	37,503	2,157,088
Ashtead Group PLC	39,750	2,853,091
Associated British Foods PLC#	30,909	823,510
AstraZeneca PLC	146,930	30,774,765
Auto Trader Group PLC*	81,931	544,232
Aviva PLC	290,734	2,687,802
BAE Systems PLC	284,340	8,092,994
Barclays PLC	1,321,258	8,063,422
Barratt Redrow PLC	125,933	619,625
BP PLC	1,489,780	9,589,794
British American Tobacco PLC	207,133	12,952,233
BT Group PLC	567,070	1,656,812
Bunzl PLC	31,346	926,822
Centrica PLC	442,377	1,187,272
Coca-Cola Europacific Partners PLC	19,295	2,130,747
Compass Group PLC	161,430	4,955,818
Diageo PLC	209,989	4,704,739
Endeavour Mining PLC	18,097	1,290,148
Fresnillo PLC	21,024	1,201,320
GSK PLC	385,132	11,423,706
Haleon PLC	847,022	4,631,024
Halma PLC	36,105	2,035,806
HSBC Holdings PLC	1,631,094	30,633,350
Imperial Brands PLC	72,518	3,249,487
Informa PLC	122,176	1,380,101
InterContinental Hotels Group PLC	13,769	1,893,238
Intertek Group PLC	14,793	941,368
J Sainsbury PLC	161,972	761,803
JD Sports Fashion PLC	235,123	259,765
Kingfisher PLC	164,429	821,002
Land Securities Group PLC	67,739	590,180
Legal & General Group PLC	540,829	1,977,366
Lloyds Banking Group PLC	5,599,846	7,731,529
London Stock Exchange Group PLC	43,472	5,190,638
M&G PLC	219,229	938,626
Marks & Spencer Group PLC	191,720	1,024,443
Melrose Industries PLC	120,146	916,114
National Grid PLC	469,530	8,801,726
NatWest Group PLC	759,123	6,332,572
Next PLC	11,062	2,015,523
Pearson PLC	55,115	712,899
Prudential PLC	243,698	3,735,775
Reckitt Benckiser Group PLC	61,638	5,409,290
RELX PLC†	172,219	5,997,233
Rentokil Initial PLC	238,736	1,467,745
Rio Tinto PLC	106,909	10,567,974
Rolls-Royce Holdings PLC	797,455	14,331,003
Sage Group PLC	89,898	995,620
Schroders PLC	66,862	528,025
Segro PLC	121,192	1,373,886
Severn Trent PLC	25,329	1,119,616
Shell PLC	540,563	22,390,145
Smith & Nephew PLC	76,089	1,406,355
Smiths Group PLC	31,541	1,167,222
Spirax Group PLC	7,160	762,768
SSE PLC	114,681	4,155,848
Standard Chartered PLC	183,334	4,526,326
Standard Life PLC	68,067	703,573
Tesco PLC	605,732	3,923,211

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Unilever PLC	206,504	$15,214,403
United Utilities Group PLC	63,995	1,201,364
Verisure PLC†	24,517	273,615
Vodafone Group PLC	1,778,600	2,744,487
Whitbread PLC	16,754	587,042
Wise PLC, Class A†	63,174	732,600
		307,657,149
Total Common Stocks (cost $1,428,825,633)		2,128,397,031
PREFERRED STOCKS — 0.0%
Italy — 0.0%
Telecom Italia SpA (RSP)† (cost $502,209)	571,706	501,107
Total Long-Term Investment Securities (cost $1,429,327,842)		2,128,898,138
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(1)	6,036,797	6,036,797
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(1)(2)	36,560,929	36,560,929
Total Short-Term Investments (cost $42,597,726)		42,597,726
TOTAL INVESTMENTS (cost $1,471,925,568)	101.1%	2,171,495,864
Other assets less liabilities	(1.1)	(24,109,776)
NET ASSETS	100.0%	$2,147,386,088

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At February 28, 2026, the aggregate value of these securities was $22,910,956 representing 1.1% of net assets.

(1)	The rate shown is the 7-day yield as of February 28, 2026.
(2)
At February 28, 2026, the Fund had loaned securities with a total value of $75,716,243.
This was secured by collateral of $36,560,929, which was received in cash and subsequently invested in short-term investments currently valued at $36,560,929 as reported in the Portfolio of Investments. Additional collateral of $42,989,152 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Government National Mtg. Assoc.	2.30% to 5.50%	11/16/2050 to 12/16/2057	$52,144
United States Treasury Bills	0.00%	06/04/2026 to 07/02/2026	192,964
United States Treasury Notes/Bonds	0.13% to 6.50%	03/31/2026 to 05/15/2055	42,744,044

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
Goldman Sachs & Co. LLC	Pay	Redeia Corp. SA	30,394	2.20% (ESTR + 0.26%)	Monthly	08/19/2026	$576,465	$(9,697)	$(9,697)
BNP Paribas	Pay	Redeia Corp. SA	7,242	2.20% (ESTR + 0.26%)	Monthly	06/17/2027	137,355	(2,310)	(2,310)
								(12,007)	(12,007)
Hong Kong
Bank of America Merrill Lynch	Pay	Hong Kong Exchanges & Clearing, Ltd.	100	2.65% (HONIA + 0.30%)	Monthly	02/15/2028	5,231	130	130
								$(11,877)	$(11,877)
ESTR—Euro Short-Term Rate
HONIA—Hong Kong Overnight Index Average

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
88	Long	Euro STOXX 50 Index	March 2026	$6,366,032	$6,397,939	$31,907
27	Long	FTSE 100 Index	March 2026	3,886,256	3,968,320	82,064
14	Long	SGX Nikkei 225 Index	March 2026	2,562,924	2,648,225	85,301
15	Long	SPI 200 Index	March 2026	2,391,978	2,447,186	55,208
						$254,480

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks	16.5%
Pharmaceuticals	8.0
Insurance	5.5
Semiconductors	5.2
Aerospace/Defense	3.5
Oil & Gas	3.3
Electric	3.3
Mining	3.3
Telecommunications	3.2
Food	3.0
Machinery-Construction & Mining	2.6
Auto Manufacturers	2.5
Retail	2.2
Electrical Components & Equipment	2.0
Short-Term Investments	2.0
Distribution/Wholesale	1.9
Chemicals	1.9
Machinery-Diversified	1.8
Commercial Services	1.7
Cosmetics/Personal Care	1.7
Diversified Financial Services	1.7
Engineering & Construction	1.7
Healthcare-Products	1.6
Software	1.4
Apparel	1.4
Miscellaneous Manufacturing	1.4
Beverages	1.4
Building Materials	1.3
Electronics	1.2
Transportation	1.1
Agriculture	1.0
Real Estate	0.9
Internet	0.9
Home Furnishings	0.8
Auto Parts & Equipment	0.7
REITS	0.7
Computers	0.7
Biotechnology	0.5
Household Products/Wares	0.5
Gas	0.5
Healthcare-Services	0.4
Private Equity	0.4
Toys/Games/Hobbies	0.4
Hand/Machine Tools	0.4
Investment Companies	0.3
Entertainment	0.3
Iron/Steel	0.3
Water	0.3
Metal Fabricate/Hardware	0.3
Food Service	0.2
Lodging	0.2
Home Builders	0.2
Airlines	0.1

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Leisure Time	0.1%
Shipbuilding	0.1
Office/Business Equipment	0.1
Energy-Alternate Sources	0.1
Media	0.1
Advertising	0.1
Forest Products & Paper	0.1
Holding Companies-Diversified	0.1
101.1%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,128,397,031	$—	$—	$2,128,397,031
Preferred Stocks	501,107	—	—	501,107
Short-Term Investments	42,597,726	—	—	42,597,726
Total Investments at Value	$2,171,495,864	$—	$—	$2,171,495,864
Other Financial Instruments:†
Swaps	$—	$130	$—	$130
Futures Contracts	254,480	—	—	254,480
Total Other Financial Instruments	$254,480	$130	$—	$254,610
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$12,007	$—	$12,007

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.7%
Bahrain — 0.7%
Gulf International Bank BSC
5.75%, 06/05/2029	$400,000	$415,820
Cayman Islands — 1.4%
GACI First Investment Co.
4.88%, 02/14/2035	300,000	300,121
Sobha Sukuk, Ltd.
8.75%, 07/17/2028	500,000	525,921
		826,042
Colombia — 0.5%
Ecopetrol SA
4.63%, 11/02/2031	300,000	268,699
Luxembourg — 0.8%
PRIO Luxembourg Holding SARL
6.75%, 10/15/2030*	285,000	280,870
Raizen Fuels Finance SA
6.25%, 07/08/2032*	400,000	188,252
		469,122
Mexico — 1.2%
Petroleos Mexicanos
6.70%, 02/16/2032	470,000	471,018
6.75%, 09/21/2047	250,000	207,927
		678,945
Morocco — 0.5%
OCP SA
6.70%, 03/01/2036*	280,000	301,910
Turkey — 0.6%
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030*	300,000	315,284
Total Corporate Bonds & Notes (cost $3,390,588)		3,275,822
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 29.3%
United States — 29.3%
United States Treasury Bonds
2.88%, 05/15/2043 to 05/15/2049	970,000	756,726
3.00%, 02/15/2047	500,000	390,332
3.75%, 11/15/2043	470,000	424,818
4.25%, 02/15/2054	400,000	374,703
4.38%, 05/15/2041	400,000	400,328
4.63%, 11/15/2055	200,000	199,656
4.75%, 02/15/2041 to 05/15/2055	1,150,000	1,180,633
United States Treasury Notes
0.50%, 06/30/2027 to 08/31/2027	1,000,000	959,707
0.88%, 11/15/2030	1,000,000	886,601
1.13%, 08/31/2028#	1,020,000	965,255
1.25%, 09/30/2028 to 08/15/2031	950,000	868,952
1.38%, 12/31/2028	800,000	756,875
1.38%, 11/15/2031#	400,000	354,125
1.63%, 05/15/2031#	700,000	636,180
2.38%, 05/15/2027	1,120,000	1,105,256
2.88%, 05/15/2028	500,000	494,590
2.88%, 05/15/2032#	600,000	573,891
3.38%, 05/15/2033#	300,000	293,027
3.63%, 08/31/2029#	900,000	905,625
3.75%, 06/30/2030	400,000	404,172
3.88%, 03/31/2027	1,000,000	1,003,828
4.00%, 02/15/2034#	600,000	607,898
4.38%, 12/31/2029 to 11/30/2030	1,800,000	1,862,523
Security Description		Shares or Principal Amount	Value

United States (continued)
4.38%, 05/15/2034#		$300,000	$311,473
4.63%, 02/15/2035#		200,000	210,984
Total U.S. Government & Agency Obligations (cost $17,381,610)			16,928,158
FOREIGN GOVERNMENT OBLIGATIONS — 61.8%
Angola — 1.4%
Republic of Angola
8.00%, 11/26/2029		400,000	398,622
9.88%, 10/15/2035*		400,000	407,767
			806,389
Argentina — 1.0%
Republic of Argentina
0.75%, 07/09/2030(1)		216,000	183,060
3.50%, 07/09/2041(1)		230,000	161,000
4.13%, 07/09/2035(1)		320,000	241,216
			585,276
Australia — 2.3%
Commonwealth of Australia
1.25%, 05/21/2032	AUD	600,000	354,615
3.00%, 03/21/2047	AUD	559,000	290,761
3.75%, 05/21/2034	AUD	600,000	403,549
3.75%, 04/21/2037	AUD	400,000	261,110
			1,310,035
Azerbaijan — 0.5%
Republic of Azerbaijan
3.50%, 09/01/2032		300,000	282,365
Bahamas — 0.8%
Commonwealth of Bahamas
8.25%, 06/24/2036		400,000	448,212
Benin — 0.4%
Republic of Benin
7.96%, 02/13/2038		100,000	105,199
7.96%, 02/13/2038		100,000	105,198
			210,397
Brazil — 1.0%
Federative Republic of Brazil
5.00%, 01/27/2045		200,000	163,876
6.25%, 05/22/2036		400,000	403,080
			566,956
Canada — 1.3%
Canadian Government Bond
2.75%, 09/01/2030	CAD	1,000,000	735,566
Cayman Islands — 0.6%
RAK Capital
5.00%, 03/12/2035		325,000	337,330
Chile — 0.9%
Republic of Chile
3.50%, 04/15/2053		400,000	294,560
4.95%, 01/05/2036		200,000	204,320
			498,880
Colombia — 2.3%
Republic of Colombia
3.13%, 04/15/2031		200,000	173,780
5.63%, 02/19/2036	EUR	500,000	560,869
7.50%, 02/02/2034		400,000	415,080

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia (continued)
Republic of Colombia
6.13%, 01/21/2031		$200,000	$199,530
			1,349,259
Ecuador — 0.7%
Republic of Ecuador
8.75%, 01/29/2034*		200,000	201,300
9.25%, 01/29/2039*		200,000	202,500
			403,800
Finland — 0.5%
Republic of Finland
0.13%, 04/15/2052*	EUR	600,000	292,278
France — 4.7%
Government of France
0.75%, 05/25/2028*	EUR	400,000	458,405
1.25%, 05/25/2034*	EUR	700,000	720,572
1.75%, 05/25/2066*	EUR	235,000	147,265
2.00%, 11/25/2032*	EUR	800,000	899,058
2.75%, 02/25/2029*	EUR	250,000	299,604
3.00%, 05/25/2054*	EUR	200,000	191,207
			2,716,111
Germany — 4.6%
Federal Republic of Germany
2.30%, 02/15/2033	EUR	400,000	469,246
2.40%, 11/15/2030	EUR	500,000	595,725
2.50%, 08/15/2054	EUR	200,000	201,194
2.90%, 08/15/2056	EUR	300,000	326,051
4.00%, 01/04/2037	EUR	200,000	264,357
5.50%, 01/04/2031	EUR	400,000	543,016
6.50%, 07/04/2027	EUR	200,000	250,313
			2,649,902
Guatemala — 0.9%
Republic of Guatemala
5.38%, 04/24/2032		300,000	305,487
6.60%, 06/13/2036		200,000	217,042
			522,529
Hungary — 0.8%
Republic of Hungary
6.75%, 09/25/2052		450,000	491,003
Italy — 4.8%
Republic of Italy
0.60%, 08/01/2031*	EUR	500,000	530,651
2.50%, 12/01/2032	EUR	600,000	694,936
2.70%, 03/01/2047*	EUR	470,000	457,366
3.00%, 08/01/2029	EUR	300,000	362,458
4.20%, 03/01/2034	EUR	200,000	256,050
4.75%, 09/01/2028*	EUR	140,000	175,618
6.00%, 05/01/2031	EUR	200,000	275,241
			2,752,320
Ivory Coast — 0.4%
Republic of Ivory Coast
8.25%, 01/30/2037		200,000	218,406
Japan — 6.3%
Government of Japan
0.20%, 06/20/2028	JPY	50,000,000	312,576
0.40%, 03/20/2056	JPY	150,000,000	432,735
0.60%, 09/20/2029	JPY	80,000,000	497,674
Security Description		Shares or Principal Amount	Value

Japan (continued)
0.70%, 09/20/2029	JPY	125,000,000	$780,369
0.70%, 03/20/2061	JPY	135,000,000	402,091
1.20%, 12/20/2034	JPY	50,000,000	299,545
1.60%, 03/20/2032	JPY	40,000,000	254,728
1.70%, 09/20/2032	JPY	60,000,000	383,145
2.40%, 03/20/2045	JPY	50,000,000	295,863
			3,658,726
Kazakhstan — 0.7%
Republic of Kazakhstan
4.41%, 10/28/2030*		$200,000	199,804
6.50%, 07/21/2045		200,000	221,277
			421,081
Kenya — 0.9%
Republic of Kenya
8.80%, 10/09/2038*		200,000	197,934
9.50%, 03/05/2036		300,000	315,945
			513,879
Kyrgyzstan — 0.9%
Kyrgyzstan Republic
7.75%, 06/03/2030*		300,000	313,130
7.75%, 06/03/2030		200,000	208,753
			521,883
Mexico — 2.7%
United Mexican States
2.66%, 05/24/2031		700,000	627,585
6.00%, 05/07/2036		400,000	409,500
8.50%, 11/18/2038	MXN	6,000,000	336,107
10.00%, 11/20/2036	MXN	3,000,000	190,414
			1,563,606
Nigeria — 0.9%
Republic of Nigeria
9.13%, 01/13/2046*		500,000	543,540
Panama — 0.6%
Republic of Panama
3.87%, 07/23/2060		500,000	346,775
Peru — 1.4%
Republic of Peru
2.84%, 06/20/2030		400,000	378,360
5.50%, 03/30/2036		400,000	412,920
			791,280
Poland — 0.7%
Republic of Poland
5.00%, 10/25/2035	PLN	1,500,000	421,967
Romania — 2.1%
Government of Romania
5.75%, 09/16/2030*		200,000	207,870
6.00%, 09/24/2044*	EUR	300,000	353,975
6.63%, 05/16/2036		300,000	319,481
7.63%, 01/17/2053		300,000	345,608
			1,226,934
Saudi Arabia — 1.9%
Kingdom of Saudi Arabia
3.25%, 10/22/2030		400,000	383,943

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia (continued)
3.45%, 02/02/2061#		$300,000	$195,929
5.38%, 01/13/2031		500,000	522,517
			1,102,389
South Africa — 1.1%
Republic of South Africa
7.25%, 12/11/2055*		400,000	400,194
7.95%, 11/19/2054		200,000	216,356
			616,550
Spain — 3.9%
Kingdom of Spain
0.50%, 10/31/2031*	EUR	400,000	422,850
1.00%, 10/31/2050*	EUR	470,000	309,908
1.95%, 07/30/2030*	EUR	400,000	464,890
3.45%, 10/31/2034*	EUR	400,000	491,861
5.75%, 07/30/2032	EUR	400,000	559,783
			2,249,292
Sri Lanka — 0.3%
Republic of Sri Lanka
3.60%, 06/15/2035(1)		200,000	163,156
Sweden — 0.7%
Kingdom of Sweden
2.25%, 05/11/2035	SEK	4,000,000	433,042
Trinidad and Tobago — 0.3%
Republic of Trinidad & Tobago
6.40%, 06/26/2034		200,000	202,864
Turkey — 1.1%
Republic of Turkiye
6.95%, 09/16/2035		200,000	202,895
7.25%, 05/29/2032		400,000	420,152
			623,047
United Arab Emirates — 0.4%
Emirate of Abu Dhabi
3.88%, 04/16/2050		300,000	241,890
United Kingdom — 4.6%
United Kingdom Gilt Treasury
0.25%, 07/31/2031	GBP	120,000	134,455
0.50%, 10/22/2061	GBP	1,400,000	502,431
0.88%, 01/31/2046	GBP	468,000	307,573
1.13%, 01/31/2039	GBP	400,000	359,938
3.25%, 01/31/2033	GBP	300,000	386,163
4.00%, 10/22/2031	GBP	350,000	475,248
4.38%, 07/31/2054	GBP	400,000	484,965
			2,650,773
Uruguay — 0.2%
Oriental Republic of Uruguay
5.10%, 06/18/2050		100,000	95,890
Security Description	Shares or Principal Amount	Value

Zambia — 0.2%
Repubic of Zambia
5.75%, 06/30/2033(1)	$141,412	$137,598
Total Foreign Government Obligations (cost $35,952,726)		35,703,176
Total Long-Term Investment Securities (cost $56,724,924)		55,907,156
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(2)(3) (cost $199,710)	199,710	199,710
TOTAL INVESTMENTS (cost $56,924,634)	97.2%	56,106,866
Other assets less liabilities	2.8	1,623,860
NET ASSETS	100.0%	$57,730,726

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At February 28, 2026, the aggregate value of these securities was $9,975,863 representing 17.3% of net assets.

#	The security or a portion thereof is out on loan.
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 28, 2026.
(2)	The rate shown is the 7-day yield as of February 28, 2026.
(3)
At February 28, 2026, the Fund had loaned securities with a total value of $4,531,452.
This was secured by collateral of $199,710, which was received in cash and subsequently invested in short-term investments currently valued at $199,710 as reported in the Portfolio of Investments. Additional collateral of $4,519,236 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Home Loan Mtg. Corp.	0.87% to 9.50%	04/15/2027 to 03/01/2056	$1,832,422
Federal National Mtg. Assoc.	0.86% to 16.67%	01/25/2027 to 01/01/2056	884,363
Government National Mtg. Assoc.	0.75% to 8.54%	12/16/2035 to 02/16/2068	1,802,451

AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
PLN—Polish Zloty
SEK—Swedish Krona

Industry Allocation*
Foreign Government Obligations	61.8%
U.S. Government & Agency Obligations	29.3
Oil & Gas	2.5
Real Estate	0.9
Banks	0.7
Telecommunications	0.6
Chemicals	0.5

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Investment Companies	0.5%
Short-Term Investments	0.4
97.2%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$3,275,822	$—	$3,275,822
U.S. Government & Agency Obligations	—	16,928,158	—	16,928,158
Foreign Government Obligations	—	35,703,176	—	35,703,176
Short-Term Investments	199,710	—	—	199,710
Total Investments at Value	$199,710	$55,907,156	$—	$56,106,866

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.4%
Brazil — 1.8%
NU Holdings, Ltd., Class A†	442,690	$6,631,496
Canada — 5.1%
Brookfield Corp.	195,369	8,564,977
Canadian Pacific Kansas City, Ltd.#	68,225	5,973,970
Shopify, Inc., Class A†	32,668	3,944,008
		18,482,955
Denmark — 6.3%
DSV A/S	87,918	22,738,612
France — 22.2%
EssilorLuxottica SA	26,291	6,995,939
Hermes International S.C.A.	11,029	26,702,297
L'Oreal SA	35,742	16,783,296
LVMH Moet Hennessy Louis Vuitton SE	17,238	11,082,459
Schneider Electric SE	55,646	18,193,390
		79,757,381
Germany — 1.5%
SAP SE ADR	26,843	5,409,670
Hong Kong — 1.4%
AIA Group, Ltd.	462,518	5,131,600
India — 7.7%
HDFC Bank, Ltd.	943,785	9,206,381
ICICI Bank, Ltd. ADR	355,441	10,844,505
Tata Capital, Ltd.†	986,761	3,635,699
Titan Co., Ltd.	83,692	3,986,067
		27,672,652
Italy — 5.9%
Moncler SpA	309,316	21,359,108
Japan — 8.8%
Asics Corp.	227,200	6,974,654
Keyence Corp.	42,900	18,147,306
Sanrio Co., Ltd.#	172,700	6,332,278
		31,454,238
Luxembourg — 5.3%
Spotify Technology SA†	36,761	18,929,709
Netherlands — 7.8%
Adyen NV*#†	3,177	3,734,423
ASML Holding NV	16,642	24,253,811
		27,988,234
Switzerland — 5.4%
Cie Financiere Richemont SA, Class A	24,534	5,017,847
On Holding AG, Class A†	133,751	6,216,746
Straumann Holding AG#	68,812	8,287,691
		19,522,284
Security Description	Shares or Principal Amount	Value

Taiwan — 9.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	526,000	$33,051,709
United Kingdom — 2.1%
Birkenstock Holding PLC#†	123,395	5,139,402
Rightmove PLC	374,749	2,259,508
		7,398,910
United States — 5.9%
Liberty Media Corp.-Liberty Formula One, Class C†	106,917	9,792,528
MercadoLibre, Inc.†	6,419	11,281,906
		21,074,434
Total Long-Term Investment Securities (cost $221,294,145)		346,602,992
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(1)(2) (cost $2,047,391)	2,047,391	2,047,391
TOTAL INVESTMENTS (cost $223,341,536)	97.0%	348,650,383
Other assets less liabilities	3.0	10,873,494
NET ASSETS	100.0%	$359,523,877

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At February 28, 2026, the aggregate value of these securities was
$3,734,423 representing 1.0% of net assets.

(1)	The rate shown is the 7-day yield as of February 28, 2026.
(2)
At February 28, 2026, the Fund had loaned securities with a total value of $16,401,264.
This was secured by collateral of $2,047,391, which was received in cash and subsequently invested in short-term investments currently valued at $2,047,391 as reported in the Portfolio of Investments. Additional collateral of $14,880,394 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Government National Mtg. Assoc.	2.30% to 5.50%	11/16/2050 to 12/16/2057	$8,488
United States Treasury Bills	0.00%	04/16/2026 to 01/21/2027	240,952
United States Treasury Notes/Bonds	0.13% to 6.50%	03/31/2026 to 05/15/2055	14,630,954

ADR—American Depositary Receipt

Industry Allocation*
Semiconductors	16.0%
Apparel	15.6
Internet	10.2
Retail	8.4
Transportation	7.9
Banks	7.4
Electrical Components & Equipment	5.1
Machinery-Diversified	5.1
Cosmetics/Personal Care	4.7

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Healthcare-Products	4.2%
Media	2.7
Private Equity	2.4
Toys/Games/Hobbies	1.8
Software	1.5
Insurance	1.4
Commercial Services	1.0
Diversified Financial Services	1.0
Short-Term Investments	0.6
97.0%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Taiwan	$—	$33,051,709	$—	$33,051,709
Other Countries	313,551,283	—	—	313,551,283
Short-Term Investments	2,047,391	—	—	2,047,391
Total Investments at Value	$315,598,674	$33,051,709	$—	$348,650,383

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Australia — 3.7%
ALS, Ltd.	75,271	$1,372,377
BlueScope Steel, Ltd.	15,599	310,829
Brightstar Resources, Ltd.†	217,674	87,523
Challenger, Ltd.	165,470	1,051,568
Charter Hall Group	103,299	1,622,426
Cochlear, Ltd.#	8,161	1,155,806
Computershare, Ltd.	97,575	2,151,922
Genesis Minerals, Ltd.#†	227,789	1,204,448
Judo Capital Holdings, Ltd.†	466,852	573,106
Liberty Financial Group, Ltd.	195,557	534,406
NEXTDC, Ltd.#†	54,892	542,207
Nufarm, Ltd.#†	75,711	110,992
Orica, Ltd.	41,531	721,746
Orora, Ltd.#	228,846	348,517
PLS Group, Ltd.#†	56,874	210,062
Stockland	104,924	381,559
Yancoal Australia, Ltd.#	115,771	482,796
		12,862,290
Austria — 1.5%
Addiko Bank AG†	3,987	124,372
ANDRITZ AG	21,858	1,899,606
BAWAG Group AG*	16,833	2,625,464
Wienerberger AG	24,008	788,626
		5,438,068
Belgium — 0.8%
Aedifica SA	2,123	197,296
KBC Ancora#	9,961	886,275
VGP NV	13,761	1,788,600
		2,872,171
Bermuda — 0.2%
Hiscox, Ltd.	42,368	883,866
Brazil — 3.7%
Itausa SA (Preference Shares)	872,179	2,427,776
Odontoprev SA	170,903	488,056
Raia Drogasil SA	552,542	2,703,160
Rumo SA	390,101	1,215,237
TIM SA	139,433	758,838
TOTVS SA	358,059	2,642,925
WEG SA	295,490	2,864,694
		13,100,686
British Virgin Islands — 0.3%
Talon Metals Corp.†	146,524	902,314
Canada — 3.8%
Canada Goose Holdings, Inc.#†	30,598	376,853
CCL Industries, Inc., Class B	32,839	2,284,201
Collective Mining, Ltd.#†	46,180	961,822
Faraday Copper Corp.†	376,158	1,450,527
Hemlo Mining Corp.†	73,727	392,404
IMAX Corp.#†	14,498	620,949
LunR Royalties Corp.#†	52,468	1,014,319
Marimaca Copper Corp.#†	46,022	346,839
Methanex Corp.#	10,606	535,101
Mogotes Metals, Inc.†	865,748	317,345
Montage Gold Corp.†	91,773	1,143,757
NGEx Minerals, Ltd.#†	60,566	1,399,538
PrairieSky Royalty, Ltd.#	22,110	504,751
Sprott, Inc.#	8,433	1,366,905
Security Description	Shares or Principal Amount	Value

Canada (continued)
Topaz Energy Corp.	13,628	$311,314
Xenon Pharmaceuticals, Inc.†	8,605	371,994
		13,398,619
China — 1.1%
ENN Energy Holdings, Ltd.	93,694	823,957
Hangzhou Tigermed Consulting Co., Ltd.*	56,151	337,764
Hesai Group ADR†	1,626	43,821
Kanzhun, Ltd. ADR	5,166	83,069
Pony AI, Inc.#†	11,767	168,739
Shandong Weigao Group Medical Polymer Co., Ltd.	349,806	227,588
Tingyi Cayman Islands Holding Corp.	1,244,000	2,081,443
Yadea Group Holdings, Ltd.*	54,800	79,923
Zhongsheng Group Holdings, Ltd.	56,248	74,486
		3,920,790
Denmark — 2.0%
ALK-Abello A/S†	20,759	723,525
Alm Brand A/S	56,716	147,360
Ascendis Pharma A/S ADR†	2,545	594,257
Chemometec A/S	24,961	1,659,435
FLSmidth & Co. A/S	9,965	883,260
Pandora A/S	17,239	1,363,069
ROCKWOOL A/S, Class B	22,131	733,372
Royal Unibrew A/S	10,741	1,058,201
		7,162,479
Finland — 1.7%
Elisa Oyj	41,673	2,139,021
Kemira Oyj	29,748	720,580
Konecranes OYJ	11,554	1,369,317
Wartsila OYJ Abp	37,618	1,640,184
		5,869,102
France — 4.3%
Alten SA	17,528	1,316,190
Arkema SA	3,731	273,110
Ayvens SA*	80,785	1,030,920
Gaztransport Et Technigaz SA	8,307	1,890,476
Interparfums SA	43,902	1,282,340
JCDecaux SE	72,418	1,500,882
Lectra	25,159	574,937
Legrand SA	11,231	2,041,674
Medincell SA†	20,644	562,014
Neurones	35,965	1,487,369
SEB SA	2,531	155,961
Thermador Groupe	6,282	578,979
Valeo SE	31,953	464,017
Vallourec SACA	63,251	1,476,811
Vetoquinol SA	3,911	391,419
		15,027,099
Germany — 3.3%
Atoss Software SE	5,978	621,597
Aumovio SE†	9,840	491,820
Carl Zeiss Meditec AG	51,496	1,650,189
CTS Eventim AG & Co. KGaA	34,011	2,766,903
Fuchs SE (Preference Shares)	37,305	1,620,366
Knorr-Bremse AG	25,655	3,380,005
United Internet AG	34,305	1,134,974
		11,665,854

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece — 0.5%
Alpha Bank SA	113,016	$496,768
Hellenic Telecommunications Organization SA	59,928	1,239,191
		1,735,959
Hong Kong — 2.0%
Chow Tai Fook Jewellery Group, Ltd.#	901,000	1,510,995
Dah Sing Financial Holdings, Ltd.	139,849	760,434
HKT Trust & HKT, Ltd.	1,047,000	1,651,453
Hysan Development Co., Ltd.	779,685	2,174,595
Impro Precision Industries, Ltd.*#	337,721	375,994
Stella International Holdings, Ltd.#	294,108	567,660
		7,041,131
India — 0.4%
Ashok Leyland, Ltd.	109,807	255,639
Bajaj Holdings & Investment, Ltd.	8,510	1,010,429
		1,266,068
Indonesia — 1.6%
Indofood CBP Sukses Makmur Tbk PT	2,653,900	1,242,655
Selamat Sempurna Tbk PT	6,374,900	693,957
Telkom Indonesia Persero Tbk PT	10,156,800	2,144,651
United Tractors Tbk PT	828,200	1,412,856
		5,494,119
Ireland — 1.2%
Allegion PLC	7,871	1,268,412
Bank of Cyprus Holdings PLC (ASE)	68,497	749,468
Bank of Cyprus Holdings PLC (CSE)	13,952	151,009
ICON PLC†	14,470	1,564,786
Irish Residential Properties REIT PLC	508,948	645,874
		4,379,549
Israel — 2.6%
Camtek, Ltd.†	7,158	1,198,177
Cellebrite DI, Ltd.†	73,338	978,329
First International Bank of Israel, Ltd.	10,948	941,166
Fiverr International, Ltd.#†	58,813	636,945
Harel Insurance Investments & Financial Services, Ltd.	1,378	72,362
Melisron, Ltd.	8,663	1,173,374
Menora Mivtachim Holdings, Ltd.	2,502	357,337
Nova, Ltd.#†	2,693	1,181,850
Oddity Tech, Ltd., Class A#†	10,543	124,091
Phoenix Financial, Ltd.	12,323	629,407
Sapiens International Corp. NV	7,138	310,503
SimilarWeb, Ltd.†	160,497	415,687
Tower Semiconductor, Ltd.†	9,209	1,149,928
		9,169,156
Italy — 2.0%
Azimut Holding SpA	1,005	41,670
De' Longhi SpA	17,573	809,391
Interpump Group SpA	25,811	1,192,483
Italgas SpA	163,851	2,118,053
Recordati Industria Chimica e Farmaceutica SpA	41,328	2,364,502
Saipem SpA#	110,186	464,929
		6,991,028
Japan — 26.2%
ABC-Mart, Inc.#	56,759	953,525
Activia Properties, Inc.	1,444	1,381,447
and ST HD Co., Ltd.#	41,533	796,804
As One Corp.	33,100	482,304
Security Description	Shares or Principal Amount	Value

Japan (continued)
Asahi Intecc Co., Ltd.	31,214	$672,790
ASKUL Corp.	67,382	562,218
Azbil Corp.#	339,300	3,159,109
BayCurrent, Inc.#	11,178	322,460
Canon Marketing Japan, Inc.	27,437	1,230,549
Capcom Co., Ltd.	12,507	287,758
Cosmo Energy Holdings Co., Ltd.	16,600	512,037
Daiei Kankyo Co., Ltd.	4,700	116,172
Denka Co., Ltd.#	49,199	1,159,050
Disco Corp.	6,700	3,239,202
eGuarantee, Inc.	9,295	102,970
en, Inc.	9,272	73,682
FP Corp.	22,543	407,511
Fujimi, Inc.#	61,300	1,295,361
Fukui Computer Holdings, Inc.	31,900	701,671
Fukuoka Financial Group, Inc.	41,480	1,817,614
Funai Soken Holdings, Inc.	66,400	491,521
Furukawa Electric Co., Ltd.	3,110	559,607
GMO Payment Gateway, Inc.#	10,352	536,343
Hachijuni Nagano Bank, Ltd.#	51,066	679,997
Harmonic Drive Systems, Inc.	14,115	411,704
Hitachi Construction Machinery Co., Ltd.#	27,720	1,247,325
Hokuhoku Financial Group, Inc.#	28,500	1,140,803
Hoshizaki Corp.	22,249	783,021
Ibiden Co., Ltd.	23,182	1,415,725
Japan Steel Works, Ltd.#	11,152	729,827
JCU Corp.#	13,000	580,220
Kansai Paint Co., Ltd.#	28,100	497,348
Katitas Co., Ltd.	63,000	1,442,225
Kikkoman Corp.#	276,400	2,654,884
Koito Manufacturing Co., Ltd.#	26,733	482,911
Kokusai Electric Corp.#	34,039	1,408,946
Kyoto Financial Group, Inc.	2,402	59,633
Kyushu Electric Power Co., Inc.	168,173	2,168,863
Lixil Corp.	8,600	101,053
M3, Inc.#	55,613	611,809
Marui Group Co., Ltd.	43,805	890,322
Maruwa Co. Ltd	3,028	1,188,204
Mebuki Financial Group, Inc.	335,180	2,882,507
MEC Co., Ltd.#	5,300	238,587
MEITEC Group Holdings, Inc.	67,800	1,493,063
MISUMI Group, Inc.	147,433	2,971,979
Mitsui Kinzoku Co., Ltd.#	3,607	852,524
Morinaga & Co., Ltd.	10,379	192,041
Nabtesco Corp.	31,767	1,033,981
Nichias Corp.#	7,830	481,387
Nifco, Inc.	5,475	194,368
Nissan Chemical Corp.#	13,443	611,785
NOF Corp.	61,500	1,235,789
Nomura Real Estate Holdings, Inc.	239,308	1,781,421
Nomura Research Institute, Ltd.#	54,600	1,526,835
NSD Co., Ltd.	43,300	790,638
Nxera Pharma Co., Ltd.#†	56,116	347,120
OBIC Business Consultants Co., Ltd.	23,800	963,186
Obic Co., Ltd.	85,400	2,296,801
Olympus Corp.	197,500	1,932,443
PALTAC Corp.	24,199	783,777
Penta-Ocean Construction Co., Ltd.	119,943	1,638,641
Persol Holdings Co., Ltd.	378,137	604,864
PILLAR Corp.#	12,616	686,684
Relo Group, Inc.	33,767	416,452
Resonac Holdings Corp.	11,407	871,421
Resorttrust, Inc.	117,854	1,460,298

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Rohto Pharmaceutical Co., Ltd.	16,871	$263,817
Sanki Engineering Co., Ltd.#	20,870	1,053,089
Sansan, Inc.†	29,264	219,998
Sega Sammy Holdings, Inc.#	63,790	1,068,171
Seria Co., Ltd.	72,600	2,017,635
Shikoku Kasei Holdings Corp.#	2,680	89,925
Shimadzu Corp.#	9,405	262,520
Shimamura Co., Ltd.	64,110	1,476,256
Shimano, Inc.	15,500	1,663,497
Shimizu Corp.	89,548	2,002,953
SHO-BOND Holdings Co., Ltd.#	162,600	1,530,573
SIGMAXYZ Holdings, Inc.	17,954	84,387
Sinfonia Technology Co., Ltd.	3,781	319,109
Sumitomo Rubber Industries, Ltd.	18,371	327,211
Sundrug Co., Ltd.	7,155	193,439
THK Co., Ltd.	20,400	736,367
TKC Corp.#	42,500	1,096,757
Tochigi Bank Ltd.	21,890	142,555
Tokyo Electric Power Co. Holdings, Inc.†	89,394	400,932
Tokyotokeiba Co., Ltd.	21,491	821,575
Tokyu Fudosan Holdings Corp.	151,697	1,525,567
Toyo Suisan Kaisha, Ltd.	34,644	2,727,551
Toyoda Gosei Co., Ltd.	10,781	351,462
Ulvac, Inc.	18,671	1,252,983
USS Co., Ltd.	108,800	1,325,470
Vision, Inc.	41,500	350,783
Visional, Inc.†	4,421	208,162
Yaskawa Electric Corp.#	23,851	842,303
		92,000,164
Luxembourg — 0.6%
Subsea 7 SA	16,907	488,630
Tenaris SA ADR	29,631	1,611,927
		2,100,557
Mauritius — 0.4%
Alphamin Resources Corp.#	915,465	1,053,686
MakeMyTrip, Ltd.#†	6,255	353,220
		1,406,906
Mexico — 1.3%
Esentia Energy Development SAB de CV†	162,799	494,296
Gruma SAB de CV, Class B#	115,002	2,073,535
Grupo Aeroportuario del Sureste SAB de CV, Class B	15,851	570,947
Regional SAB de CV	165,815	1,549,641
		4,688,419
Netherlands — 2.7%
Arcadis NV#	52,294	1,848,775
IMCD NV	18,619	1,790,817
Immatics NV†	39,303	406,393
Koninklijke Vopak NV	16,779	920,723
Pharvaris NV†	23,264	660,465
SBM Offshore NV	13,825	532,214
Technip Energies NV	31,103	1,345,833
Wereldhave NV	67,602	1,861,170
		9,366,390
Norway — 0.6%
Europris ASA*	74,040	710,164
Security Description	Shares or Principal Amount	Value

Norway (continued)
Gjensidige Forsikring ASA	30,211	$852,795
Storebrand ASA	29,433	557,810
		2,120,769
Poland — 0.1%
Alior Bank SA	13,814	462,187
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
Singapore — 0.3%
BOC Aviation, Ltd.*	40,606	452,077
City Developments, Ltd.	94,700	735,200
		1,187,277
Slovenia — 0.3%
Nova Ljubljanska Banka dd GDR	18,220	949,418
South Africa — 0.2%
Hudaco Industries, Ltd.	40,661	548,998
South Korea — 1.0%
Coway Co., Ltd.†	36,050	2,052,482
NICE Information Service Co., Ltd.	33,134	394,107
Park Systems Corp.	4,726	947,828
		3,394,417
Spain — 0.6%
Almirall SA#	43,005	654,493
Atalaya Mining Copper SA	34,593	479,246
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	108,925	162,942
Logista Integral SA#	21,713	827,665
		2,124,346
Sweden — 4.2%
AddTech AB, Class B	48,820	1,809,470
Billerud Aktiebolag	62,872	574,913
Camurus AB†	4,930	274,690
Castellum AB	53,153	707,423
Cibus Nordic Real Estate AB publ	12,731	215,765
Haypp Group AB†	43,509	635,217
Hexpol AB	159,868	1,374,203
Karnov Group AB†	102,007	845,200
Loomis AB	40,263	2,041,783
Mycronic AB	93,765	2,132,345
NOBA Bank Group AB†	54,016	582,307
Svenska Handelsbanken AB, Class A	185,678	2,974,106
Thule Group AB*	24,297	630,867
		14,798,289
Switzerland — 5.3%
BKW AG	9,246	1,820,699
Bucher Industries AG	1,766	877,430
Cembra Money Bank AG	13,443	1,741,462
Flughafen Zurich AG	1,590	545,958
Oculis Holding AG†	18,429	541,997
Partners Group Holding AG#	3,776	4,210,890
PSP Swiss Property AG	2,119	456,680
Siegfried Holding AG	6,368	709,810
Sika AG	7,691	1,595,519
Sulzer AG	6,866	1,518,137
Tecan Group AG	11,940	2,115,143
VZ Holding AG	13,717	2,583,367
		18,717,092

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan — 3.1%
Advantech Co., Ltd.	252,000	$2,698,462
Airtac International Group	17,860	689,391
ASPEED Technology, Inc.	5,388	1,655,953
Chroma ATE, Inc.	38,769	1,686,141
Minth Group, Ltd.	11,494	64,468
Nien Made Enterprise Co., Ltd.	187,000	2,408,343
Unimicron Technology Corp.	113,280	1,720,454
		10,923,212
United Kingdom — 13.5%
Babcock International Group PLC	55,090	1,003,753
Beazley PLC	34,364	586,756
BP Marsh & Partners PLC	15,003	137,892
Bunzl PLC	100,549	2,972,978
Burberry Group PLC†	9,276	145,384
Coats Group PLC	437,730	550,383
Currys PLC	941,624	2,044,327
Diploma PLC	23,358	1,786,401
easyJet PLC	137,535	860,020
Elementis PLC	248,533	555,993
Games Workshop Group PLC	3,563	859,021
Genuit Group Plc	219,908	1,129,129
Genus PLC	16,710	656,436
Greggs PLC#	9,834	209,924
Hammerson PLC#	414,963	2,059,067
Hill & Smith PLC	45,279	1,452,283
Howden Joinery Group PLC	182,388	2,384,215
ICG PLC	17,932	405,748
IMI PLC	89,394	3,469,591
Immunocore Holdings PLC ADR#†	9,818	317,121
Inchcape PLC	70,879	848,697
Intertek Group PLC	32,134	2,044,882
Kingfisher PLC	113,002	564,224
Marks & Spencer Group PLC	249,400	1,332,653
Pennon Group PLC	72,147	583,374
QinetiQ Group PLC	81,898	557,368
Quilter PLC*	151,620	400,488
Rathbones Group PLC	39,282	1,199,055
Rightmove PLC	212,456	1,280,980
Rotork PLC	578,602	3,008,289
Safestore Holdings PLC#	43,048	460,048
Senior PLC	288,214	1,196,308
Shawbrook Group PLC*†	127,952	679,392
SigmaRoc PLC†	601,727	1,203,402
Smiths Group PLC	12,727	470,982
Softcat PLC	55,185	847,819
Spirax Group PLC	30,167	3,213,745
St. James's Place PLC	30,252	550,383
Tate & Lyle PLC#	95,939	486,915
Trainline PLC*†	290,256	763,943
Weir Group PLC	42,710	2,027,199
		47,306,568
United States — 0.4%
PriceSmart, Inc.	9,381	1,450,490
Total Common Stocks (cost $293,281,639)		342,725,847
PREFERRED STOCKS — 0.1%
Germany — 0.1%
Jungheinrich AG (Preference Shares) (cost $269,690)	6,658	252,691
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
United States — 0.4%
iShares MSCI EAFE Small-Cap ETF (cost $1,465,781)	17,166	$1,471,470
WARRANTS — 0.0%
Canada — 0.0%
Motoges Metals, Inc.† Expires 01/22/2029 (cost $0)	545,650	0
Total Long-Term Investment Securities (cost $295,017,110)		344,450,008
SHORT-TERM INVESTMENTS — 3.2%
Unaffiliated Investment Companies — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(3)(4) (cost $11,355,232)	11,355,232	11,355,232
TOTAL INVESTMENTS (cost $306,372,342)	101.2%	355,805,240
Other assets less liabilities	(1.2)	(4,287,893)
NET ASSETS	100.0%	$351,517,347

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At February 28, 2026, the aggregate value of these securities was $8,086,996 representing 2.3% of net assets.

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28,
2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Moscow Exchange MICEX-RTS PJSC	03/26/20, 03/27/20 10/19/20	205,642	$256,066	$0	$0.00	0.0%

(3)	The rate shown is the 7-day yield as of February 28, 2026.
(4)
At February 28, 2026, the Fund had loaned securities with a total value of $39,424,039.
This was secured by collateral of $11,355,232, which was received in cash and subsequently invested in short-term investments currently valued at $11,355,232 as reported in the Portfolio of Investments. Additional collateral of $30,105,611 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$2,852
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	14,358
Government National Mtg. Assoc.	2.30% to 5.50%	11/16/2050 to 12/16/2057	3,405
United States Treasury Bills	0.00%	04/16/2026 to 01/21/2027	652,419
United States Treasury Notes/Bonds	0.13% to 6.50%	03/31/2026 to 02/15/2056	29,432,577

ADR—American Depositary Receipt
ASE—Athens Stock Exchange
CSE—Cyprus Stock Exchange
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt

Industry Allocation*
Banks	6.9%
Machinery-Diversified	6.4
Retail	5.3
Miscellaneous Manufacturing	4.4
Electronics	4.2
Food	3.9
Mining	3.7
Commercial Services	3.5
Short-Term Investments	3.2
Semiconductors	3.2
Engineering & Construction	3.2
Chemicals	3.0
Real Estate	2.9
Computers	2.7
Software	2.7
Telecommunications	2.6
Distribution/Wholesale	2.5
REITS	2.5
Healthcare-Products	2.4
Building Materials	2.3
Diversified Financial Services	2.0
Pharmaceuticals	2.0
Internet	1.8
Home Furnishings	1.7
Metal Fabricate/Hardware	1.7
Insurance	1.6

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Private Equity	1.3%
Electric	1.2
Entertainment	1.2
Auto Parts & Equipment	1.1
Packaging & Containers	1.0
Investment Companies	1.0
Machinery-Construction & Mining	1.0
Pipelines	0.9
Electrical Components & Equipment	0.9
Gas	0.8
Housewares	0.7
Leisure Time	0.7
Biotechnology	0.7
Transportation	0.5
Cosmetics/Personal Care	0.5
Healthcare-Services	0.4
Advertising	0.4
Oil & Gas Services	0.4
Unaffiliated Investment Companies	0.4
Lodging	0.4
Hand/Machine Tools	0.4
Office/Business Equipment	0.4
Oil & Gas	0.3
Apparel	0.3
Beverages	0.3
Iron/Steel	0.3
Airlines	0.2
Toys/Games/Hobbies	0.2
Agriculture	0.2
Water	0.2
Aerospace/Defense	0.2
Textiles	0.2
Coal	0.1
Auto Manufacturers	0.1
101.2%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$—	$—	$0	$0
Taiwan	64,468	10,858,744	—	10,923,212
Other Countries	331,802,635	—	—	331,802,635
Preferred Stocks	252,691	—	—	252,691
Unaffiliated Investment Companies	1,471,470	—	—	1,471,470
Warrants	—	0	—	0
Short-Term Investments	11,355,232	—	—	11,355,232
Total Investments at Value	$344,946,496	$10,858,744	$0	$355,805,240

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Australia — 5.7%
APA Group	117,773	$771,081
ASX, Ltd.	2,642	99,574
Brambles, Ltd.	79,984	1,427,569
Cochlear, Ltd.	1,082	153,239
Coles Group, Ltd.	29,295	428,631
Commonwealth Bank of Australia	7,864	977,246
Computershare, Ltd.	28,543	629,488
CSL, Ltd.	12,759	1,332,573
Evolution Mining, Ltd.	99,198	1,170,453
Goodman Group	62,615	1,289,566
Lynas Rare Earths, Ltd.†	25,379	342,797
Macquarie Group, Ltd.	15,631	2,374,709
Medibank Private, Ltd.	16,248	50,645
Northern Star Resources, Ltd.	106,276	2,290,116
Origin Energy, Ltd.	73,263	633,472
Pro Medicus, Ltd.	457	42,279
Qantas Airways, Ltd.	20,794	147,241
QBE Insurance Group, Ltd.	57,944	896,055
Scentre Group	272,778	741,548
Sigma Healthcare, Ltd.	233,777	472,483
Sonic Healthcare, Ltd.	50,356	853,968
South32, Ltd.	556,397	1,821,416
Stockland	134,404	488,764
Suncorp Group, Ltd.	58,934	613,588
Telstra Group, Ltd.	30,862	113,768
Transurban Group	181,398	1,851,178
Vicinity, Ltd.	260,754	454,636
Washington H. Soul Pattinson & Co., Ltd.	59,244	1,612,658
Wesfarmers, Ltd.	33,956	1,924,001
Westpac Banking Corp.	144,143	4,363,727
Woodside Energy Group, Ltd.	103,868	2,092,609
Woolworths Group, Ltd.	5,466	140,036
		32,601,114
Austria — 0.8%
Erste Group Bank AG	15,130	1,800,275
OMV AG	35,906	2,324,974
Raiffeisen Bank International AG	3,706	185,057
Verbund AG	2,542	181,119
		4,491,425
Belgium — 1.0%
Ageas SA	4,006	297,737
D'ieteren Group	2,612	566,035
Elia Group SA	898	143,033
Financiere de Tubize SA	564	150,945
Groupe Bruxelles Lambert NV	12,784	1,284,729
KBC Group NV	15,132	2,052,621
Sofina SA	422	125,556
Syensqo SA	5,684	324,863
UCB SA	1,488	443,599
		5,389,118
Bermuda — 0.1%
Aegon, Ltd.	60,528	460,159
CK Infrastructure Holdings, Ltd.	12,500	106,172
Hongkong Land Holdings, Ltd.	21,300	184,671
		751,002
Denmark — 1.4%
AP Moller-Maersk A/S, Series B	599	1,484,807
Coloplast A/S, Class B	2,853	220,170
Demant A/S†	4,073	126,758
Security Description	Shares or Principal Amount	Value

Denmark (continued)
DSV A/S	8,123	$2,100,887
Genmab A/S†	3,173	927,524
Novonesis (Novozymes), Class B	12,875	764,527
Orsted A/S*†	37,395	887,034
Pandora A/S	2,357	186,365
ROCKWOOL A/S, Class B	9,823	325,512
Vestas Wind Systems A/S	39,375	1,011,523
		8,035,107
Finland — 1.5%
Elisa Oyj	2,995	153,729
Kesko Oyj, Class B	9,720	239,580
Kone Oyj, Class B	8,300	627,862
Metso Oyj	9,703	202,989
Neste Oyj	31,325	783,949
Nokia Oyj	198,789	1,523,021
Nordea Bank Abp	94,264	1,832,240
Orion Oyj, Class B	12,380	990,330
Sampo Oyj, Class A	79,532	882,238
UPM-Kymmene Oyj	25,250	804,959
Wartsila OYJ Abp	7,246	315,933
		8,356,830
France — 8.2%
Accor SA	8,001	465,703
Aeroports de Paris SA	2,429	339,821
Air Liquide SA	24,588	5,178,439
Alstom SA†	24,771	828,032
Amundi SA*	3,485	333,754
AXA SA	103,012	5,046,469
BioMerieux	1,580	186,693
BNP Paribas SA	6,293	710,120
Bureau Veritas SA	8,771	304,903
Capgemini SE	8,288	1,047,372
Carrefour SA	6,535	123,896
Covivio SA	3,180	233,528
Credit Agricole SA	109,549	2,431,589
Dassault Systemes SE	34,390	753,783
Eiffage SA	11,099	1,917,352
EssilorLuxottica SA	11,215	2,984,271
Gecina SA	2,448	226,921
Getlink SE	36,038	784,370
Hermes International S.C.A.	1,564	3,786,598
Ipsen SA	8,054	1,571,192
Kering SA	3,895	1,315,807
Klepierre SA	16,114	678,216
Legrand SA	8,364	1,520,485
Orange SA	68,021	1,461,996
Publicis Groupe SA	14,226	1,267,768
Rexel SA	16,485	718,179
Sanofi SA	4,948	480,587
Sartorius Stedim Biotech	1,538	332,748
Schneider Electric SE	19,019	6,218,238
Societe Generale SA	36,077	3,148,547
Sodexo SA	7,791	427,151
		46,824,528
Germany — 8.9%
adidas AG	6,662	1,245,322
Allianz SE	11,586	5,232,325
Bayerische Motoren Werke AG	21,306	2,252,171
Bayerische Motoren Werke AG (Preference Shares)	7,692	808,000
Beiersdorf AG	15,494	1,970,825
Brenntag SE	3,761	232,421

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Commerzbank AG	37,344	$1,528,955
Daimler Truck Holding AG	25,966	1,320,222
Deutsche Boerse AG	8,463	2,323,973
Deutsche Post AG	10,262	607,492
E.ON SE	67,180	1,562,196
Evonik Industries AG	26,479	462,743
Fresenius Medical Care AG	3,034	141,427
Fresenius SE & Co. KGaA	13,396	805,682
GEA Group AG	6,949	541,101
Hannover Rueck SE	3,725	1,134,697
Henkel AG & Co. KGaA	4,406	399,570
Henkel AG & Co. KGaA (Preference Shares)	13,219	1,299,236
HOCHTIEF AG	438	213,537
Infineon Technologies AG	60,409	3,270,956
Knorr-Bremse AG	1,764	232,404
Merck KGaA	11,713	1,775,683
Muenchener Rueckversicherungs-Gesellschaft AG	5,915	3,883,180
RWE AG	13,738	885,338
SAP SE	30,575	6,176,344
Sartorius AG (Preference Shares)	1,106	314,036
Siemens AG	25,411	7,428,343
Siemens Healthineers AG*	21,543	1,072,683
Symrise AG	5,944	544,878
Vonovia SE	25,103	850,994
Zalando SE*†	12,172	298,436
		50,815,170
Hong Kong — 2.7%
AIA Group, Ltd.	351,200	3,896,536
BOC Hong Kong Holdings, Ltd.	208,000	1,193,752
CK Asset Holdings, Ltd.	161,500	1,027,618
Henderson Land Development Co., Ltd.	140,000	634,200
HKT Trust & HKT, Ltd.	203,000	320,196
Hong Kong & China Gas Co., Ltd.	632,000	614,761
Hong Kong Exchanges & Clearing, Ltd.	34,000	1,820,947
Link REIT	72,400	358,696
MTR Corp., Ltd.	81,500	388,988
Power Assets Holdings, Ltd.	68,500	555,555
SITC International Holdings Co., Ltd.	68,000	290,135
Sun Hung Kai Properties, Ltd.	79,500	1,483,626
Swire Pacific, Ltd., Class A	59,500	639,994
Techtronic Industries Co., Ltd.	31,000	505,611
WH Group, Ltd.*	1,018,500	1,281,034
Wharf Holdings, Ltd.	24,000	79,454
Wharf Real Estate Investment Co., Ltd.	85,000	313,994
		15,405,097
Ireland — 0.6%
AIB Group PLC	62,526	653,844
Bank of Ireland Group PLC	83,479	1,630,993
Kerry Group PLC, Class A	10,455	930,228
Kingspan Group PLC	104	10,366
		3,225,431
Israel — 1.0%
Bank Hapoalim BM	71,791	1,810,244
Bank Leumi Le-Israel BM	80,179	1,939,336
Check Point Software Technologies, Ltd.†	535	81,357
CyberArk Software, Ltd.†	20	900
ICL Group, Ltd.	46,403	219,380
Israel Discount Bank, Ltd., Class A	62,143	752,040
Mizrahi Tefahot Bank, Ltd.	8,963	671,238
Security Description	Shares or Principal Amount	Value

Israel (continued)
Nice, Ltd.†	1,606	$181,999
Tower Semiconductor, Ltd.†	1,332	168,339
		5,824,833
Italy — 3.4%
Banca Monte dei Paschi di Siena SpA	9,811	96,196
Banco BPM SpA	73,493	1,088,531
BPER Banca SpA	72,942	1,035,121
Buzzi SpA	2,170	125,588
FinecoBank Banca Fineco SpA	22,561	532,895
Generali	25,898	1,106,535
Intesa Sanpaolo SpA	604,657	4,168,890
Moncler SpA	18,302	1,263,803
Poste Italiane SpA*	13,350	358,867
Prysmian SpA	8,362	1,012,755
Recordati Industria Chimica e Farmaceutica SpA	18,231	1,043,052
Snam SpA	59,694	464,822
Telecom Italia SpA†	498,492	374,733
Terna - Rete Elettrica Nazionale	119,137	1,435,878
UniCredit SpA	58,714	5,023,550
		19,131,216
Japan — 23.1%
Advantest Corp.	22,800	3,920,085
Aeon Co., Ltd.	86,100	1,227,558
Aisin Corp.	18,000	320,373
Ajinomoto Co., Inc.	37,300	1,186,607
Asahi Kasei Corp.	22,800	269,296
Asics Corp.	14,000	429,776
Astellas Pharma, Inc.	105,500	1,757,489
Bandai Namco Holdings, Inc.	12,200	331,552
Canon, Inc.	23,000	701,348
Central Japan Railway Co.	25,900	764,238
Chiba Bank, Ltd.	12,400	184,771
Chubu Electric Power Co., Inc.	5,200	87,824
Chugai Pharmaceutical Co., Ltd.	24,800	1,660,321
Daifuku Co., Ltd.	3,200	132,619
Dai-ichi Life Holdings, Inc.	126,800	1,308,070
Daiichi Sankyo Co., Ltd.	56,900	1,116,394
Daikin Industries, Ltd.	3,200	408,081
Daiwa House Industry Co., Ltd.	10,000	361,349
Daiwa Securities Group, Inc.	12,200	128,590
Denso Corp.	97,900	1,410,527
Disco Corp.	2,600	1,257,004
East Japan Railway Co.	35,900	887,356
Ebara Corp.	13,000	461,345
Eisai Co., Ltd.	20,400	684,637
ENEOS Holdings, Inc.	93,000	886,140
FANUC Corp.	36,300	1,653,392
Fast Retailing Co., Ltd.	5,800	2,563,788
Fuji Electric Co., Ltd.	1,400	124,701
FUJIFILM Holdings Corp.	30,300	629,419
Fujikura, Ltd.	8,600	1,473,947
Fujitsu, Ltd.	52,800	1,213,117
Hoya Corp.	9,200	1,665,149
Idemitsu Kosan Co., Ltd.	185,400	1,770,124
Inpex Corp.	83,300	2,026,959
Isuzu Motors, Ltd.	62,300	1,164,298
ITOCHU Corp.	196,500	2,856,306
Japan Airlines Co., Ltd.	700	14,469
Japan Exchange Group, Inc.	900	12,307
Japan Post Bank Co., Ltd.	53,800	1,054,537
Japan Post Holdings Co., Ltd.	29,700	387,214

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
JFE Holdings, Inc.	89,900	$1,266,769
JX Advanced Metals Corp.	15,700	418,124
Kajima Corp.	35,100	1,605,252
Kao Corp.	20,900	893,200
KDDI Corp.	102,100	1,746,288
Keyence Corp.	5,800	2,453,482
Kioxia Holdings Corp.†	5,300	719,835
Komatsu, Ltd.	32,000	1,543,598
Kubota Corp.	41,700	848,072
Kyocera Corp.	38,700	684,836
Kyowa Kirin Co., Ltd.	13,400	247,552
Lasertec Corp.	2,200	474,191
M3, Inc.	11,900	130,914
Marubeni Corp.	85,200	3,277,825
Mitsubishi Chemical Group Corp.	93,200	692,592
Mitsubishi Electric Corp.	56,900	2,182,870
Mitsubishi Estate Co., Ltd.	44,600	1,507,372
Mitsubishi UFJ Financial Group, Inc.	340,900	6,480,080
Mitsui Fudosan Co., Ltd.	99,700	1,344,847
Mitsui OSK Lines, Ltd.	10,700	397,263
Mizuho Financial Group, Inc.	78,800	3,608,355
MS&AD Insurance Group Holdings, Inc.	53,600	1,501,960
Murata Manufacturing Co., Ltd.	68,700	1,807,189
NEC Corp.	36,700	1,018,524
Nexon Co., Ltd.	13,000	276,458
NIDEC Corp.	16,700	263,282
Nintendo Co., Ltd.	28,600	1,647,341
Nippon Paint Holdings Co., Ltd.	18,700	138,545
Nippon Steel Corp.	24,600	100,186
Nippon Yusen KK	17,400	598,217
Nitto Denko Corp.	11,400	265,500
Nomura Holdings, Inc.	13,700	127,425
Nomura Research Institute, Ltd.	6,900	192,952
NTT, Inc.	100,900	99,049
Obayashi Corp.	25,700	726,739
Olympus Corp.	10,000	97,845
Oriental Land Co., Ltd.	8,600	155,077
ORIX Corp.	22,100	784,429
Osaka Gas Co., Ltd.	29,500	1,230,890
Otsuka Holdings Co., Ltd.	20,600	1,412,775
Pan Pacific International Holdings Corp.	36,200	241,078
Panasonic Holdings Corp.	8,800	142,962
Rakuten Group, Inc.†	43,300	229,608
Recruit Holdings Co., Ltd.	37,500	1,648,737
Renesas Electronics Corp.	42,600	809,909
Resona Holdings, Inc.	68,100	833,126
Ryohin Keikaku Co., Ltd.	15,000	345,500
Sanrio Co., Ltd.	1,300	47,666
SBI Holdings, Inc.	16,600	356,098
Seibu Holdings, Inc.	5,900	175,302
Seven & i Holdings Co., Ltd.	49,300	693,101
Shimano, Inc.	700	75,126
Shin-Etsu Chemical Co., Ltd.	50,000	1,974,834
Shionogi & Co., Ltd.	44,100	1,034,690
Shiseido Co., Ltd.	22,900	483,911
SMC Corp.	1,600	772,721
SoftBank Corp.	1,092,100	1,495,156
SoftBank Group Corp.	106,700	2,793,816
Sompo Holdings, Inc.	26,600	1,063,727
Sony Financial Holdings, Inc.†	37,100	37,987
Sony Group Corp.	141,100	3,291,565
Subaru Corp.	58,700	1,115,061
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Corp.	59,800	$2,551,451
Sumitomo Electric Industries, Ltd.	26,600	1,767,201
Sumitomo Metal Mining Co., Ltd.	7,100	573,992
Sumitomo Mitsui Financial Group, Inc.	124,500	4,781,011
Sumitomo Mitsui Trust Group, Inc.	10,400	365,147
Sumitomo Realty & Development Co., Ltd.	9,200	311,527
Suntory Beverage & Food, Ltd.	11,900	374,683
Suzuki Motor Corp.	106,300	1,613,576
T&D Holdings, Inc.	7,500	202,382
Taisei Corp.	1,200	156,296
Takeda Pharmaceutical Co., Ltd.	46,900	1,747,582
TDK Corp.	57,800	897,359
Tokio Marine Holdings, Inc.	65,300	2,729,249
Tokyo Electron, Ltd.	12,900	3,635,443
Tokyo Gas Co., Ltd.	21,500	1,054,039
Toppan Holdings, Inc.	600	20,613
Toray Industries, Inc.	65,700	563,750
Toyota Industries Corp.	7,700	997,477
Toyota Motor Corp.	24,800	607,434
Tsuruha Holdings, Inc.	7,500	126,069
Unicharm Corp.	31,700	217,098
West Japan Railway Co.	9,600	206,182
Yamaha Motor Co., Ltd.	113,600	904,203
		131,526,222
Luxembourg — 0.7%
Eurofins Scientific SE	3,690	297,185
Spotify Technology SA†	3,706	1,908,367
Tenaris SA	60,135	1,642,804
		3,848,356
Netherlands — 7.6%
ABN AMRO Bank NV CVA*	31,505	1,055,738
Adyen NV*†	747	878,066
AerCap Holdings NV	1,123	167,821
Akzo Nobel NV	11,652	820,848
Argenx SE†	2,142	1,663,871
ASM International NV	952	803,392
ASML Holding NV	11,461	16,703,096
ASR Nederland NV	4,415	320,518
BE Semiconductor Industries NV	1,430	320,027
CSG NV†	15,369	578,033
Euronext NV*	985	162,943
EXOR NV	2,671	234,653
Ferrari NV	4,185	1,589,322
Ferrovial SE	44,502	3,321,178
ING Groep NV	90,671	2,638,781
JDE Peet's NV	34,063	1,275,888
Koninklijke Ahold Delhaize NV	56,194	2,773,479
Koninklijke KPN NV	146,860	833,117
Nebius Group NV#†	3,203	292,082
NN Group NV	17,789	1,456,650
Prosus NV	51,545	2,650,002
QIAGEN NV	4,835	239,719
STMicroelectronics NV	36,153	1,213,629
Universal Music Group NV	25,864	584,019
Wolters Kluwer NV	7,086	570,189
		43,147,061
New Zealand — 0.0%
Auckland International Airport, Ltd.	801	4,401
Meridian Energy, Ltd.	77,092	261,739
		266,140

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway — 1.1%
Aker BP ASA	53,557	$1,612,067
DNB Bank ASA	25,803	818,191
Equinor ASA	32,917	974,877
Mowi ASA	38,141	899,342
Orkla ASA	63,087	863,206
Telenor ASA	30,180	559,588
Yara International ASA	6,204	313,648
		6,040,919
Portugal — 0.8%
EDP SA	292,190	1,559,157
Galp Energia SGPS SA	88,298	1,900,946
Jeronimo Martins SGPS SA	40,329	1,060,750
		4,520,853
Singapore — 2.0%
CapitaLand Ascendas REIT	23,000	48,913
CapitaLand Integrated Commercial Trust	174,800	338,572
DBS Group Holdings, Ltd.	86,500	3,906,143
Grab Holdings, Ltd., Class A†	7,640	32,241
Keppel, Ltd.	46,700	482,912
Oversea-Chinese Banking Corp., Ltd.	170,100	2,881,843
Sea, Ltd. ADR†	8,019	869,661
Singapore Exchange, Ltd.	24,800	356,834
Singapore Telecommunications, Ltd.	154,300	614,809
United Overseas Bank, Ltd.	48,200	1,408,771
Yangzijiang Shipbuilding Holdings, Ltd.	113,000	387,714
		11,328,413
Spain — 2.6%
Acciona SA	2,024	590,237
ACS Actividades de Construccion y Servicios SA	11,040	1,429,717
Aena SME SA*	81,891	2,580,654
Amadeus IT Group SA	22,347	1,392,611
Banco de Sabadell SA	554,036	2,100,114
Bankinter SA	80,192	1,343,150
CaixaBank SA	235,766	2,930,674
Cellnex Telecom SA*	20,733	787,369
Grifols SA	8,917	112,001
International Consolidated Airlines Group SA	182,065	1,038,208
Mapfre SA	26,024	121,462
Repsol SA	5,474	122,991
		14,549,188
SupraNational — 0.1%
Unibail-Rodamco-Westfield	5,709	716,062
Sweden — 3.5%
AddTech AB, Class B	1,514	56,115
Alfa Laval AB	4,040	239,421
Atlas Copco AB, Class A	103,690	2,240,323
Atlas Copco AB, Class B	46,706	878,751
Boliden AB†	35,100	2,789,306
Epiroc AB, Class A	12,571	378,623
Epiroc AB, Class B	33,990	884,803
EQT AB	9,683	300,435
Essity AB, Class B	29,389	935,294
Hexagon AB, Class B	60,210	686,296
Industrivarden AB, Class A	1,908	108,741
Industrivarden AB, Class C	4,681	265,379
Investor AB, Class B	65,997	2,761,572
Sandvik AB	46,829	2,071,813
Skandinaviska Enskilda Banken AB, Class A	84,198	1,798,194
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Skanska AB, Class B	3,796	$116,896
SKF AB, Class B	3,865	111,143
Svenska Handelsbanken AB, Class A	64,567	1,034,205
Tele2 AB, Class B	6,335	133,892
Telia Co. AB	24,928	128,014
Volvo AB, Class B	47,659	1,857,242
		19,776,458
Switzerland — 9.8%
ABB, Ltd.	73,912	6,904,285
Alcon AG	24,295	2,112,719
Barry Callebaut AG	150	281,915
Belimo Holding AG	214	214,877
Chocoladefabriken Lindt & Spruengli AG	2	329,843
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	28	461,052
Coca-Cola HBC AG	19,571	1,268,631
DSM-Firmenich AG	9,365	668,810
EMS-Chemie Holding AG	1,497	1,244,174
Galderma Group AG	4,441	842,742
Geberit AG	811	683,525
Givaudan SA	539	2,167,637
Helvetia Holding AG	3,551	923,717
Holcim AG	15,132	1,395,014
Julius Baer Group, Ltd.	5,886	502,207
Kuehne & Nagel International AG	3,998	932,615
Logitech International SA	8,302	764,926
Lonza Group AG	2,133	1,487,565
Novartis AG	66,584	11,301,570
Partners Group Holding AG	1,568	1,748,590
Sandoz Group AG	15,641	1,383,756
Schindler Holding AG	334	122,288
Schindler Holding AG (Participation Certificate)	5,222	1,994,120
SGS SA	11,982	1,511,678
Sika AG	8,010	1,661,696
Sonova Holding AG	2,558	671,731
Straumann Holding AG	5,868	706,740
Swatch Group AG	4,163	1,065,589
Swiss Life Holding AG	1,350	1,547,623
Swiss Prime Site AG	6,256	1,193,673
Swiss Re AG	13,769	2,434,669
Swisscom AG	1,000	938,414
VAT Group AG*	1,072	758,773
Zurich Insurance Group AG	4,583	3,460,870
		55,688,034
United Kingdom — 12.4%
3i Group PLC	38,626	1,729,246
Admiral Group PLC	9,707	387,740
Anglo American PLC	13,400	668,346
Antofagasta PLC	56,000	3,220,993
Ashtead Group PLC	23,641	1,696,854
Associated British Foods PLC	33,977	905,251
AstraZeneca PLC	53,924	11,294,483
Auto Trader Group PLC*	40,872	271,495
Aviva PLC	272,430	2,518,584
Barratt Redrow PLC	73,975	363,977
Bunzl PLC	36,752	1,086,663
Centrica PLC	471,021	1,264,148
Coca-Cola Europacific Partners PLC	1,865	205,952
Compass Group PLC	98,381	3,020,246
Endeavour Mining PLC	5,437	387,608
Fresnillo PLC	16,584	947,616

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
GSK PLC	20,881	$619,368
Haleon PLC	298,408	1,631,522
Halma PLC	31,063	1,751,509
Informa PLC	114,123	1,289,134
InterContinental Hotels Group PLC	13,100	1,801,250
Intertek Group PLC	13,487	858,260
JD Sports Fashion PLC	344,064	380,123
Kingfisher PLC	232,688	1,161,822
Land Securities Group PLC	97,015	845,249
Legal & General Group PLC	443,375	1,621,057
London Stock Exchange Group PLC	19,956	2,382,784
M&G PLC	220,155	942,591
Marks & Spencer Group PLC	99,158	529,844
National Grid PLC	257,410	4,825,362
Pearson PLC	66,907	865,425
Prudential PLC	161,810	2,480,471
RELX PLC†	63,593	2,214,518
Rentokil Initial PLC	193,090	1,187,114
Sage Group PLC	57,507	636,890
Schroders PLC	155,152	1,225,272
Segro PLC	90,738	1,028,646
Severn Trent PLC	2,662	117,668
Smith & Nephew PLC	77,326	1,429,219
Smiths Group PLC	46,446	1,718,803
Spirax Group PLC	5,596	596,152
SSE PLC	85,045	3,081,889
Standard Chartered PLC	18,243	450,401
Standard Life PLC	126,522	1,307,792
United Utilities Group PLC	10,628	199,517
Whitbread PLC	30,845	1,080,775
Wise PLC, Class A†	17,608	204,192
		70,433,821
Total Long-Term Investment Securities (cost $373,028,566)		562,692,398
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(1)	1,102,805	$1,102,805
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(1)(2)	342,721	342,721
Total Short-Term Investments (cost $1,445,526)		1,445,526
TOTAL INVESTMENTS (cost $374,474,092)	99.3%	564,137,924
Other assets less liabilities	0.7	4,225,713
NET ASSETS	100.0%	$568,363,637

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At February 28, 2026, the aggregate value of these securities was $10,726,846 representing 1.9% of net assets.

#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2026.
(2)
At February 28, 2026, the Fund had loaned securities with a total value of $292,082.
 This was secured by collateral of $342,721, which was received in cash and subsequently invested in short-term investments currently valued at $342,721 as reported in the Portfolio of Investments.

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CVA—Certification Van Aandelen (Dutch Cert.)

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
HSBC Holdings	Pay	Redeia Corp. SA	11,724	2.38% (ESTR + 0.45%)	Monthly	02/10/2028	$211,223	$6,687	$6,687
Hong Kong
BNP Paribas	Pay	Hong Kong Exchanges & Clearing, Ltd.	5,800	2.10% (HONIA + 0.30%)	Monthly	05/24/2027	303,390	7,242	7,242
								$13,929	$13,929
ESTR—Euro Short-Term Rate
HONIA—Hong Kong Overnight Index Average

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
30	Long	Euro STOXX 50 Index	March 2026	$2,155,016	$2,181,115	$26,099
9	Long	FTSE 100 Index	March 2026	1,285,937	1,322,773	36,836
6	Long	SGX Nikkei 225 Index	March 2026	1,104,031	1,134,954	30,923
7	Long	SPI 200 Index	March 2026	1,113,329	1,142,020	28,691
						$122,549

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks	14.4%
Insurance	9.1
Pharmaceuticals	7.4
Semiconductors	5.7
Electrical Components & Equipment	3.1
Chemicals	2.9
Electric	2.7
Mining	2.7
Commercial Services	2.7
Oil & Gas	2.6
Engineering & Construction	2.5
Food	2.5
Telecommunications	2.4
Machinery-Diversified	2.2
Auto Manufacturers	2.1
Retail	2.1
Distribution/Wholesale	2.0
Diversified Financial Services	1.8
Healthcare-Products	1.8
Transportation	1.8
Miscellaneous Manufacturing	1.7
Real Estate	1.7
Software	1.5
Electronics	1.3
REITS	1.2
Building Materials	1.2
Apparel	1.2
Cosmetics/Personal Care	1.1
Investment Companies	1.0
Machinery-Construction & Mining	1.0
Internet	0.9
Auto Parts & Equipment	0.9
Computers	0.7
Biotechnology	0.7
Private Equity	0.7
Healthcare-Services	0.7
Gas	0.6
Food Service	0.6
Home Furnishings	0.6
Lodging	0.6
Beverages	0.5
Hand/Machine Tools	0.5
Leisure Time	0.5
Metal Fabricate/Hardware	0.4
Media	0.4
Toys/Games/Hobbies	0.4
Household Products/Wares	0.3
Short-Term Investments	0.3
Iron/Steel	0.2
Advertising	0.2
Airlines	0.2
Energy-Alternate Sources	0.2
Home Builders	0.2

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Forest Products & Paper	0.1%
Pipelines	0.1
Entertainment	0.1
Office/Business Equipment	0.1
Aerospace/Defense	0.1
Shipbuilding	0.1
99.3%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$562,692,398	$—	$—	$562,692,398
Short-Term Investments	1,445,526	—	—	1,445,526
Total Investments at Value	$564,137,924	$—	$—	$564,137,924
Other Financial Instruments:†
Swaps	$—	$13,929	$—	$13,929
Futures Contracts	122,549	—	—	122,549
Total Other Financial Instruments	$122,549	$13,929	$—	$136,478

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Australia — 2.0%
Northern Star Resources, Ltd.	241,367	$5,201,161
Paladin Energy, Ltd.†	259,208	2,469,992
Santos, Ltd.	340,699	1,639,019
Whitehaven Coal, Ltd.	123,946	688,890
		9,999,062
Belgium — 0.2%
Galapagos NV ADR†	26,834	903,232
Brazil — 0.7%
Banco do Brasil SA	589,567	3,099,352
Cosan SA†	609,129	747,376
		3,846,728
Canada — 2.5%
Energy Fuels, Inc.†	68,047	1,450,762
Finning International, Inc.	31,334	2,112,441
NexGen Energy, Ltd.†	123,796	1,582,113
Nutrien, Ltd.	19,010	1,427,081
Pan American Silver Corp.	29,037	1,994,842
Teck Resources, Ltd., Class B	41,364	2,435,926
Vermilion Energy, Inc.	169,859	1,829,381
		12,832,546
China — 0.8%
Ping An Insurance Group Co. of China, Ltd.	473,500	4,115,602
Finland — 0.5%
UPM-Kymmene Oyj	80,361	2,561,874
France — 12.2%
Accor SA	85,106	4,953,648
AXA SA	126,951	6,219,221
BNP Paribas SA	88,809	10,021,457
Capgemini SE	23,546	2,975,558
Cie de Saint-Gobain SA	6,256	637,494
Eiffage SA	9,174	1,584,808
Orange SA	244,265	5,250,062
Sanofi SA	38,958	3,783,894
Schneider Electric SE	23,561	7,703,240
Societe Generale SA	31,520	2,750,845
TotalEnergies SE	161,536	12,841,798
Vinci SA	23,807	3,959,347
		62,681,372
Germany — 5.3%
Allianz SE	10,165	4,590,591
Deutsche Telekom AG	175,672	7,076,200
Duerr AG	38,791	1,120,677
E.ON SE	118,165	2,747,796
Fresenius Medical Care AG	51,249	2,388,927
KION Group AG	24,752	1,696,324
Siemens AG	25,054	7,323,982
		26,944,497
Greece — 0.9%
Piraeus Bank SA	456,714	4,381,985
Guernsey — 0.2%
Burford Capital, Ltd.	132,905	1,121,718
Hong Kong — 2.2%
BOC Hong Kong Holdings, Ltd.	646,000	3,707,519
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Sun Hung Kai Properties, Ltd.	204,000	$3,807,040
WH Group, Ltd.*	3,036,402	3,819,081
		11,333,640
Ireland — 1.6%
Bank of Ireland Group PLC	244,204	4,771,199
Flutter Entertainment PLC†	7,830	831,076
Jazz Pharmaceuticals PLC†	8,181	1,554,553
Smurfit WestRock PLC	26,776	1,258,740
		8,415,568
Israel — 0.7%
Check Point Software Technologies, Ltd.†	22,273	3,387,055
Italy — 2.8%
BPER Banca SpA	331,262	4,700,945
Buzzi SpA	26,711	1,545,893
Enel SpA	548,199	6,603,184
PRADA SpA	309,600	1,761,025
		14,611,047
Japan — 18.6%
Dai-ichi Life Holdings, Inc.	285,300	2,943,158
Daiwabo Holdings Co., Ltd.	119,300	2,444,594
ITOCHU Corp.	453,900	6,597,848
Iyogin Holdings, Inc.	108,800	2,364,596
Kinden Corp.	20,600	1,119,667
Macnica Holdings, Inc.	121,900	2,161,049
MatsukiyoCocokara & Co.	146,200	2,423,794
Mebuki Financial Group, Inc.	517,300	4,448,717
Medipal Holdings Corp.	101,800	1,999,300
Murata Manufacturing Co., Ltd.	170,600	4,487,720
Nippon Television Holdings, Inc.	96,200	2,094,451
ORIX Corp.	252,700	8,969,462
Sankyo Co., Ltd.	192,400	2,716,627
Sanwa Holdings Corp.	40,943	1,083,843
SCREEN Holdings Co., Ltd.	8,900	1,306,519
Shimamura Co., Ltd.	123,300	2,839,220
Ship Healthcare Holdings, Inc.	49,500	869,297
Subaru Corp.	138,700	2,634,736
Sumitomo Corp.	93,700	3,997,843
Sumitomo Mitsui Financial Group, Inc.	316,200	12,142,615
Sundrug Co., Ltd.	32,800	886,765
Takeda Pharmaceutical Co., Ltd.	110,900	4,132,341
Tokyo Electron, Ltd.	10,400	2,930,900
Tokyo Tatemono Co., Ltd.	131,000	3,669,158
Toppan Holdings, Inc.	64,000	2,198,700
Toyota Motor Corp.	323,700	7,928,489
Toyota Tsusho Corp.	67,000	2,998,085
TV Asahi Holdings Corp.	44,000	950,917
		95,340,411
Jersey — 1.0%
TP ICAP Group PLC	734,281	2,503,572
Yellow Cake PLC*†	297,454	2,549,496
		5,053,068
Kazakhstan — 0.2%
Kaspi.KZ JSC ADR†	16,187	1,142,640
Netherlands — 5.9%
ASR Nederland NV	69,064	5,013,875
ING Groep NV	428,863	12,481,119
JBS NV, Class A†	129,419	2,185,887

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Ahold Delhaize NV	194,060	$9,577,916
Prosus NV	17,435	896,358
		30,155,155
Norway — 1.4%
DNB Bank ASA	141,495	4,486,684
Leroy Seafood Group ASA	472,863	2,471,661
		6,958,345
Poland — 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	96,548	2,498,308
Singapore — 3.1%
BW LPG, Ltd. (NYSE)*	110,876	2,021,269
BW LPG, Ltd. (OSEAX)*	23,984	433,101
DBS Group Holdings, Ltd.	142,700	6,444,007
Singapore Exchange, Ltd.	324,200	4,664,748
Venture Corp., Ltd.	206,500	2,551,660
		16,114,785
South Africa — 0.4%
Impala Platinum Holdings, Ltd.	89,995	1,998,809
South Korea — 0.3%
Youngone Corp.	21,992	1,481,421
Spain — 5.4%
Banco Bilbao Vizcaya Argentaria SA	254,748	5,944,953
Banco Santander SA	614,080	7,829,192
Endesa SA	62,651	2,559,163
Iberdrola SA	210,981	4,998,368
Industria de Diseno Textil SA	97,615	6,553,726
		27,885,402
Switzerland — 5.6%
Nestle SA	27,013	2,950,578
Novartis AG	40,704	6,908,854
Partners Group Holding AG#	2,305	2,570,471
Roche Holding AG	19,805	9,453,645
Zurich Insurance Group AG	8,978	6,779,771
		28,663,319
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	68,000	4,272,844
Turkey — 0.2%
Akbank Turk AS	501,436	1,028,917
United Arab Emirates — 0.8%
Emaar Properties PJSC	876,046	3,863,804
United Kingdom — 19.3%
3i Group PLC	84,657	3,790,006
Ashtead Group PLC	63,362	4,547,863
AstraZeneca PLC (LSE)	37,297	7,811,927
AstraZeneca PLC (NYSE)	10,530	2,194,979
Centrica PLC	822,123	2,206,452
Coca-Cola Europacific Partners PLC	72,998	8,061,169
Compass Group PLC	163,180	5,009,542
HSBC Holdings PLC	594,184	11,159,287
Imperial Brands PLC	132,683	5,945,444
JD Sports Fashion PLC	1,321,600	1,460,109
London Stock Exchange Group PLC	34,288	4,094,051
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Marks & Spencer Group PLC	610,202	$3,260,575
National Grid PLC	497,915	9,333,826
NatWest Group PLC	580,800	4,845,010
RELX PLC†	97,636	3,400,007
Rio Tinto PLC	73,945	7,309,477
Shell PLC	351,257	14,549,081
		98,978,805
United States — 1.4%
Diversified Energy Co.	128,755	1,771,669
Primo Brands Corp.	229,050	5,194,854
		6,966,523
Total Common Stocks (cost $376,416,492)		499,538,482
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
United States — 1.1%
iShares MSCI EAFE Value ETF (cost $5,649,720)	71,945	5,738,333
Total Long-Term Investment Securities (cost $382,066,212)		505,276,815
SHORT-TERM INVESTMENTS — 1.3%
Unaffiliated Investment Companies — 1.3%
Allspring Government Money Market Fund, Institutional Shares Class 3.27%(1)	3,144,306	3,144,306
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(1)	3,486,460	3,486,460
Total Short-Term Investments (cost $6,630,765)		6,630,766
TOTAL INVESTMENTS (cost $388,696,977)	99.9%	511,907,581
Other assets less liabilities	0.1	568,066
NET ASSETS	100.0%	$512,475,647

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At February 28, 2026, the aggregate value of these securities was
$8,822,947 representing 1.7% of net assets.

#
The security or a portion thereof is out on loan.
At February 28, 2026, the Fund had loaned securities with a total value of $2,520,188.
This was secured by collateral of $2,681,178 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
United States Treasury Notes/Bonds	0.13% to 4.88%	03/31/2026 to 02/15/2055	$2,681,178

(1)	The rate shown is the 7-day yield as of February 28, 2026.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NYSE—New York Stock Exchange
OSEAX—Oslo Stock Exchange

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CAD	18,606,000	USD	13,633,130	03/31/2026	$—	$(23,858)
	USD	750,202	AUD	1,064,000	03/31/2026	6,918	—
	USD	1,019,796	EUR	857,000	03/31/2026	—	(5,798)
	USD	2,903,759	SEK	26,100,000	03/31/2026	—	(8,352)
						6,918	(38,008)
Citibank, N.A.	NOK	11,768,000	USD	1,207,222	03/31/2026	—	(30,254)
	USD	6,550,991	EUR	5,537,000	03/31/2026	361	—
						361	(30,254)
HSBC Bank PLC	USD	9,656,269	AUD	13,862,000	03/31/2026	207,636	—
JPMorgan Chase Bank, N.A.	JPY	756,645,000	USD	4,851,657	03/31/2026	—	(5,215)
Morgan Stanley Bank, N.A.	SGD	2,155,000	USD	1,698,893	03/31/2026	—	(8,192)
	USD	12,785,822	GBP	9,409,000	03/31/2026	—	(104,885)
						—	(113,077)
State Street Bank & Trust Co.	NZD	5,645,000	USD	3,394,875	03/31/2026	5,217	—
	USD	8,009,323	CHF	6,183,000	03/31/2026	57,022	—
						62,239	—
UBS AG	USD	1,455,240	DKK	9,183,000	03/31/2026	—	(752)
Unrealized Appreciation (Depreciation)						$277,154	$(187,306)

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
Banks	21.3%
Pharmaceuticals	7.7
Oil & Gas	6.4
Insurance	5.8
Electric	5.2
Mining	4.8
Food	4.8
Diversified Financial Services	4.1
Distribution/Wholesale	3.2
Retail	2.8
Beverages	2.6
Telecommunications	2.4
Real Estate	2.2
Commercial Services	2.2
Auto Manufacturers	2.0
Electronics	2.0
Electrical Components & Equipment	1.5
Miscellaneous Manufacturing	1.4
Semiconductors	1.4
Engineering & Construction	1.3
Short-Term Investments	1.3
Computers	1.3
Private Equity	1.2
Agriculture	1.2
Unaffiliated Investment Companies	1.1
Food Service	1.0
Lodging	1.0
Entertainment	0.7
Building Materials	0.6
Apparel	0.6

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Industry Allocation*(continued)
Media	0.6%
Machinery-Diversified	0.5
Forest Products & Paper	0.5
Investment Companies	0.5
Transportation	0.5
Healthcare-Services	0.5
Gas	0.4
Hand/Machine Tools	0.4
Chemicals	0.3
Packaging & Containers	0.2
Internet	0.2
Coal	0.2
99.9%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Taiwan	$—	$4,272,844	$—	$4,272,844
Other Countries	495,265,638	—	—	495,265,638
Unaffiliated Investment Companies	5,738,333	—	—	5,738,333
Short-Term Investments	6,630,766	—	—	6,630,766
Total Investments at Value	$507,634,737	$4,272,844	$—	$511,907,581
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$277,154	$—	$277,154
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$187,306	$—	$187,306

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.9%
Aerospace/Defense — 2.5%
Boeing Co.†	7,010	$1,594,985
General Electric Co.	8,879	3,038,927
Howmet Aerospace, Inc.	22,944	6,023,488
L3Harris Technologies, Inc.	1,511	550,820
Northrop Grumman Corp.	10,202	7,390,125
RTX Corp.	4,929	998,714
TransDigm Group, Inc.	306	398,654
		19,995,713
Agriculture — 0.4%
Altria Group, Inc.	9,149	631,647
Philip Morris International, Inc.	12,089	2,258,588
		2,890,235
Airlines — 0.1%
United Airlines Holdings, Inc.†	4,037	429,133
Auto Manufacturers — 1.9%
Cummins, Inc.	226	131,955
General Motors Co.	7,853	618,110
PACCAR, Inc.	8,069	1,017,420
Tesla, Inc.†	32,897	13,241,371
		15,008,856
Banks — 4.8%
Bank of America Corp.	56,279	2,804,383
Bank of New York Mellon Corp.	7,723	919,809
Citigroup, Inc.	21,192	2,335,147
East West Bancorp, Inc.	3,829	419,084
Fifth Third Bancorp	9,371	463,583
Goldman Sachs Group, Inc.	1,597	1,372,733
Huntington Bancshares, Inc.	24,238	407,198
JPMorgan Chase & Co.	17,729	5,324,019
KeyCorp	15,560	322,714
Morgan Stanley	42,641	7,100,153
Popular, Inc.	1,268	171,636
Truist Financial Corp.	2,159	106,460
US Bancorp	78,428	4,286,875
Wells Fargo & Co.	142,962	11,644,255
Western Alliance Bancorp	2,346	188,431
		37,866,480
Beverages — 0.6%
Coca-Cola Co.	30,343	2,474,775
Keurig Dr Pepper, Inc.	16,194	490,354
Monster Beverage Corp.†	6,187	527,751
PepsiCo, Inc.	6,331	1,074,624
		4,567,504
Biotechnology — 1.3%
Amgen, Inc.	2,497	969,236
Corteva, Inc.	4,277	342,673
Gilead Sciences, Inc.	9,616	1,432,303
Regeneron Pharmaceuticals, Inc.	4,424	3,458,108
Vertex Pharmaceuticals, Inc.†	8,901	4,422,284
		10,624,604
Building Materials — 2.1%
Carrier Global Corp.	36,948	2,379,451
CRH PLC	4,532	543,749
Johnson Controls International PLC	4,668	673,593
Martin Marietta Materials, Inc.	800	541,256
Trane Technologies PLC	14,842	6,861,754
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Vulcan Materials Co.	17,340	$5,375,400
West Fraser Timber Co., Ltd.	3,859	256,546
		16,631,749
Chemicals — 0.5%
CF Industries Holdings, Inc.	1,784	177,579
Dow, Inc.	2,329	71,570
Ecolab, Inc.	2,046	630,884
Linde PLC	4,238	2,153,243
Mosaic Co.	3,390	94,378
Qnity Electronics, Inc.	1,400	177,464
RPM International, Inc.	474	54,093
Sherwin-Williams Co.	1,772	642,510
		4,001,721
Commercial Services — 1.0%
API Group Corp.†	9,817	436,464
Block, Inc.†	14,072	896,386
Booz Allen Hamilton Holding Corp.	918	72,366
Cintas Corp.	2,698	542,649
Corpay, Inc.†	1,703	553,645
Equifax, Inc.	1,582	330,575
Global Payments, Inc.	3,527	269,674
Klarna Group PLC†	1,516	20,557
Moody's Corp.	1,320	630,419
S&P Global, Inc.	2,201	972,578
United Rentals, Inc.	3,591	3,016,440
Verisk Analytics, Inc.	1,876	389,401
		8,131,154
Computers — 7.8%
Apple, Inc.	206,415	54,530,714
Crowdstrike Holdings, Inc., Class A†	1,851	688,535
Figure Technology Solutions, Inc., Class A†	7,900	199,712
Fortinet, Inc.†	7,165	566,250
Lumentum Holdings, Inc.†	1,200	841,092
Sandisk Corp.†	2,066	1,312,654
Seagate Technology Holdings PLC	4,270	1,741,477
Western Digital Corp.	6,940	1,941,118
		61,821,552
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	9,033	895,532
e.l.f. Beauty, Inc.†	1,917	176,460
Estee Lauder Cos., Inc., Class A	5,075	555,560
Kenvue, Inc.	12,145	232,212
Procter & Gamble Co.	17,603	2,943,221
Unilever PLC ADR	8,389	618,689
		5,421,674
Distribution/Wholesale — 0.1%
SiteOne Landscape Supply, Inc.†	1,316	188,043
WW Grainger, Inc.	530	606,707
		794,750
Diversified Financial Services — 4.7%
American Express Co.	31,091	9,604,010
Ameriprise Financial, Inc.	3,821	1,796,328
Apollo Global Management, Inc.	3,979	416,203
Ares Management Corp., Class A	3,655	409,397
Blackrock, Inc.	1,005	1,068,546
Capital One Financial Corp.	2,749	537,814
Cboe Global Markets, Inc.	512	153,457
Charles Schwab Corp.	16,697	1,589,554

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
CME Group, Inc.	3,138	$1,002,591
Intercontinental Exchange, Inc.	3,654	599,731
Invesco, Ltd.	8,781	230,589
LPL Financial Holdings, Inc.	400	120,152
Mastercard, Inc., Class A	26,214	13,558,143
Rocket Cos., Inc., Class A	1,326	24,120
TPG, Inc.	4,787	207,852
Tradeweb Markets, Inc., Class A	6,548	807,074
Visa, Inc., Class A	12,976	4,154,137
Voya Financial, Inc.	5,842	390,713
		36,670,411
Electric — 3.2%
Alliant Energy Corp.	13,174	953,007
Ameren Corp.	3,249	368,047
CMS Energy Corp.	4,454	347,724
Consolidated Edison, Inc.	6,647	747,920
Constellation Energy Corp.	711	234,545
DTE Energy Co.	2,765	409,884
Entergy Corp.	33,308	3,567,620
NextEra Energy, Inc.	112,904	10,587,008
PG&E Corp.	49,679	943,901
Sempra	10,080	970,402
Southern Co.	38,866	3,784,771
Vistra Corp.	4,742	824,586
Xcel Energy, Inc.	14,304	1,192,381
		24,931,796
Electrical Components & Equipment — 0.9%
Eaton Corp. PLC	17,257	6,487,251
Emerson Electric Co.	2,586	389,840
		6,877,091
Electronics — 1.3%
Amphenol Corp., Class A	38,569	5,633,388
Fortive Corp.	14,705	870,536
Honeywell International, Inc.	3,324	809,693
Hubbell, Inc.	309	158,094
Jabil, Inc.	1,000	264,990
Keysight Technologies, Inc.†	4,393	1,350,101
TE Connectivity PLC	5,043	1,160,646
		10,247,448
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	1,000	162,140
TKO Group Holdings, Inc.	3,610	808,171
		970,311
Environmental Control — 0.1%
Pentair PLC	2,000	198,380
Veralto Corp.	550	53,587
Waste Connections, Inc. (NYSE)	2,203	379,202
Waste Management, Inc.	2,186	526,476
		1,157,645
Food — 0.5%
Lamb Weston Holdings, Inc.	4,776	230,155
Magnum Ice Cream Co. NV (NYSE)†	1,903	30,201
McCormick & Co., Inc.	1,100	78,144
Mondelez International, Inc., Class A	61,100	3,762,538
Tyson Foods, Inc., Class A	2,039	132,515
		4,233,553
Security Description	Shares or Principal Amount	Value

Forest Products & Paper — 0.1%
International Paper Co.	10,496	$457,101
Gas — 0.1%
Atmos Energy Corp.	2,948	550,657
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	2,541	219,771
Healthcare-Products — 3.6%
Abbott Laboratories	13,709	1,595,042
Boston Scientific Corp.†	38,900	2,989,465
Danaher Corp.	5,380	1,133,243
Edwards Lifesciences Corp.†	53,248	4,604,355
Guardant Health, Inc.†	3,800	356,820
Intuitive Surgical, Inc.†	3,189	1,605,693
Medline, Inc., Class A†	1,824	86,658
Medtronic PLC	59,397	5,800,711
Natera, Inc.†	1,800	374,472
ResMed, Inc.	1,042	267,023
Revvity, Inc.	1,600	157,296
Stryker Corp.	19,152	7,420,634
Thermo Fisher Scientific, Inc.	3,019	1,573,231
West Pharmaceutical Services, Inc.	1,413	359,383
		28,324,026
Healthcare-Services — 0.5%
Centene Corp.†	4,092	183,649
Charles River Laboratories International, Inc.†	1,500	267,735
Cigna Group	1,123	325,468
Elevance Health, Inc.	1,084	346,880
IQVIA Holdings, Inc.†	911	162,896
Quest Diagnostics, Inc.	1,020	216,148
Tenet Healthcare Corp.†	2,356	564,003
UnitedHealth Group, Inc.	7,036	2,063,447
		4,130,226
Home Builders — 0.1%
PulteGroup, Inc.	4,900	672,280
Insurance — 2.9%
Allstate Corp.	6,131	1,315,222
American International Group, Inc.	8,286	666,940
Aon PLC, Class A	1,100	369,017
Arthur J. Gallagher & Co.	29,004	6,618,713
Axis Capital Holdings, Ltd.	2,044	216,092
Berkshire Hathaway, Inc., Class B†	8,049	4,064,342
Chubb, Ltd.	5,848	1,993,349
Equitable Holdings, Inc.	12,290	494,304
Marsh & McLennan Cos., Inc.	8,820	1,647,047
MetLife, Inc.	13,152	947,865
Progressive Corp.	19,437	4,152,909
Willis Towers Watson PLC	1,100	335,687
		22,821,487
Internet — 13.6%
Airbnb, Inc., Class A†	1,200	162,132
Alphabet, Inc., Class A	87,916	27,408,692
Alphabet, Inc., Class C	43,324	13,492,393
Amazon.com, Inc.†	156,784	32,924,640
AppLovin Corp., Class A†	2,648	1,151,271
Booking Holdings, Inc.	276	1,170,061
DoorDash, Inc., Class A†	11,686	2,062,229
Meta Platforms, Inc., Class A	37,122	24,061,738
Netflix, Inc.†	35,275	3,394,866
Palo Alto Networks, Inc.†	6,448	960,236
Robinhood Markets, Inc., Class A†	3,626	275,032

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Spotify Technology SA†	448	$230,693
Uber Technologies, Inc.†	2,422	182,667
		107,476,650
Iron/Steel — 0.1%
Steel Dynamics, Inc.	2,678	517,202
Leisure Time — 0.1%
Royal Caribbean Cruises, Ltd.	2,250	699,660
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	3,083	961,218
Las Vegas Sands Corp.	4,139	234,764
Marriott International, Inc., Class A	5,860	2,002,538
		3,198,520
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	4,002	2,972,806
GE Vernova, Inc.	821	717,226
Vertiv Holdings Co., Class A	3,022	770,277
		4,460,309
Machinery-Diversified — 1.0%
Deere & Co.	8,687	5,470,291
Dover Corp.	2,631	593,290
Esab Corp.	3,574	450,932
Ingersoll Rand, Inc.	4,327	407,344
Middleby Corp.†	3,102	523,804
Xylem, Inc.	1,292	167,391
		7,613,052
Media — 1.1%
Walt Disney Co.	78,109	8,282,678
Mining — 0.2%
Agnico Eagle Mines, Ltd.	600	150,960
Franco-Nevada Corp.	2,893	811,805
Freeport-McMoRan, Inc.	9,345	636,207
		1,598,972
Miscellaneous Manufacturing — 0.4%
3M Co.	3,097	511,996
Axon Enterprise, Inc.†	500	271,200
Parker-Hannifin Corp.	1,560	1,574,321
Teledyne Technologies, Inc.†	1,552	1,057,067
		3,414,584
Oil & Gas — 1.4%
Chevron Corp.	14,936	2,789,447
ConocoPhillips	13,827	1,568,811
Diamondback Energy, Inc.	3,155	549,222
EOG Resources, Inc.	3,313	411,077
EQT Corp.	6,681	410,347
Expand Energy Corp.	1,566	169,003
Exxon Mobil Corp.	24,995	3,811,738
Phillips 66	3,400	524,722
Valero Energy Corp.	3,026	619,241
		10,853,608
Oil & Gas Services — 1.5%
Baker Hughes Co.	173,997	11,355,044
SLB, Ltd.	14,550	746,997
		12,102,041
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.1%
Ball Corp.	5,088	$341,557
Packaging Corp. of America	857	198,944
		540,501
Pharmaceuticals — 4.3%
AbbVie, Inc.	39,362	9,135,133
Becton Dickinson & Co.	1,000	176,480
Bristol-Myers Squibb Co.	12,302	767,276
Cardinal Health, Inc.	2,648	607,001
Cencora, Inc.	1,886	701,856
Chugai Pharmaceutical Co., Ltd. ADR	19,171	644,337
CVS Health Corp.	12,483	997,392
Eli Lilly & Co.	12,269	12,906,865
Johnson & Johnson	14,750	3,664,342
McKesson Corp.	576	568,725
Merck & Co., Inc.	20,569	2,546,854
Pfizer, Inc.	16,669	460,898
Viatris, Inc.	46,092	688,154
Zoetis, Inc.	1,878	246,206
		34,111,519
Pipelines — 0.2%
Targa Resources Corp.	2,912	686,650
Williams Cos., Inc.	14,525	1,085,308
		1,771,958
Private Equity — 0.8%
Blackstone, Inc.	49,972	5,665,326
KKR & Co., Inc.	6,899	604,904
		6,270,230
Real Estate — 0.1%
CBRE Group, Inc., Class A†	3,748	553,430
CoStar Group, Inc.†	3,173	141,611
		695,041
REITS — 1.3%
American Tower Corp.	2,250	431,685
AvalonBay Communities, Inc.	1,381	244,755
BXP, Inc.	2,220	127,828
CubeSmart	3,586	147,528
Equinix, Inc.	1,026	999,591
Equity LifeStyle Properties, Inc.	1,000	67,160
Essex Property Trust, Inc.	1,001	255,365
Kimco Realty Corp.	6,341	149,330
Prologis, Inc.	30,753	4,384,455
Public Storage	1,639	503,271
Regency Centers Corp.	2,338	184,702
Rexford Industrial Realty, Inc.	14,064	526,978
Simon Property Group, Inc.	1,674	341,245
Sun Communities, Inc.	1,130	154,200
Ventas, Inc.	3,713	319,912
Welltower, Inc.	4,939	1,022,966
		9,860,971
Retail — 6.3%
AutoZone, Inc.†	990	3,718,024
Carvana Co.†	1,852	618,864
Chipotle Mexican Grill, Inc.†	70,710	2,631,826
Costco Wholesale Corp.	2,975	3,007,100
Darden Restaurants, Inc.	637	136,223
Domino's Pizza, Inc.	363	146,111
Home Depot, Inc.	7,726	2,941,443
Lowe's Cos., Inc.	42,001	11,112,205

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
McDonald's Corp.	32,206	$10,984,178
O'Reilly Automotive, Inc.†	8,704	817,132
Ross Stores, Inc.	2,710	557,284
Starbucks Corp.	2,800	274,456
Target Corp.	800	91,032
TJX Cos., Inc.	8,292	1,340,485
Ulta Beauty, Inc.†	442	302,677
Walmart, Inc.	85,475	10,936,526
Wingstop, Inc.	888	230,445
		49,846,011
Semiconductors — 14.9%
Advanced Micro Devices, Inc.†	9,990	2,000,098
Analog Devices, Inc.	7,322	2,605,094
Applied Materials, Inc.	4,700	1,749,810
ASML Holding NV	1,974	2,863,405
Broadcom, Inc.	67,269	21,495,809
Intel Corp.†	33,076	1,508,596
KLA Corp.	1,450	2,210,598
Lam Research Corp.	11,246	2,630,327
Micron Technology, Inc.	14,145	5,832,974
Monolithic Power Systems, Inc.	1,362	1,556,412
NVIDIA Corp.	356,513	63,170,539
NXP Semiconductors NV	33,898	7,695,185
Teradyne, Inc.	4,706	1,506,061
Texas Instruments, Inc.	1,300	275,743
		117,100,651
Software — 7.7%
Adobe, Inc.†	1,886	494,905
Autodesk, Inc.†	1,181	290,372
Descartes Systems Group, Inc.†	5,703	377,824
Fair Isaac Corp.†	75	105,702
Figma, Inc., Class A†	6,700	196,913
Fiserv, Inc.†	2,170	135,169
HubSpot, Inc.†	123	32,535
Intuit, Inc.	12,728	5,206,134
Microsoft Corp.	107,994	42,413,564
MSCI, Inc.	500	285,915
Oracle Corp.	47,699	6,935,435
Security Description	Shares or Principal Amount	Value

Software (continued)
PTC, Inc.†	828	$129,656
Salesforce, Inc.	6,028	1,174,194
ServiceNow, Inc.†	28,673	3,096,971
		60,875,289
Telecommunications — 1.4%
Arista Networks, Inc.†	9,108	1,215,918
Ciena Corp.†	3,100	1,080,970
Cisco Systems, Inc.	24,615	1,955,908
Corning, Inc.	13,254	1,993,136
Motorola Solutions, Inc.	1,100	530,486
T-Mobile US, Inc.	18,819	4,085,417
		10,861,835
Transportation — 0.5%
Canadian National Railway Co.	4,651	521,796
CSX Corp.	29,741	1,269,643
Old Dominion Freight Line, Inc.	5,869	1,191,700
Saia, Inc.†	1,993	807,942
Union Pacific Corp.	515	136,465
		3,927,546
Total Long-Term Investment Securities (cost $715,824,848)		786,527,756
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
T. Rowe Price Government Reserve Fund 3.73% (cost $102,294)	102,294	102,294
TOTAL INVESTMENTS (cost $715,927,142)	99.9%	786,630,050
Other assets less liabilities	0.1	1,147,635
NET ASSETS	100.0%	$787,777,685

^	Prior to September 29, 2025, the Fund was known as Large Capital Growth Fund.
†	Non-income producing security

ADR—American Depositary Receipt
NYSE—New York Stock Exchange
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$786,527,756	$—	$—	$786,527,756
Short-Term Investments	102,294	—	—	102,294
Total Investments at Value	$786,630,050	$—	$—	$786,630,050

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 2.4%
AeroVironment, Inc.†	24,297	$6,128,918
ATI, Inc.†	103,392	16,913,897
Curtiss-Wright Corp.	28,062	19,652,661
Hexcel Corp.	60,794	5,634,996
Kratos Defense & Security Solutions, Inc.†	128,367	11,062,668
StandardAero, Inc.†	147,435	4,540,998
		63,934,138
Agriculture — 0.2%
Darling Ingredients, Inc.†	120,379	6,399,348
Airlines — 0.4%
Alaska Air Group, Inc.†	88,580	4,570,728
American Airlines Group, Inc.†	504,101	6,588,600
		11,159,328
Apparel — 0.5%
Capri Holdings, Ltd.†	90,668	1,859,601
Columbia Sportswear Co.	19,455	1,205,043
Crocs, Inc.†	39,648	3,596,470
PVH Corp.	36,749	2,520,981
VF Corp.	250,650	4,867,623
		14,049,718
Auto Parts & Equipment — 1.1%
Autoliv, Inc.	53,373	6,325,768
BorgWarner, Inc.	163,375	9,405,499
Gentex Corp.	166,615	3,898,791
Goodyear Tire & Rubber Co.†	217,396	1,793,517
Lear Corp.	39,613	5,199,206
Visteon Corp.	20,991	2,008,209
		28,630,990
Banks — 5.6%
Associated Banc-Corp.	124,287	3,282,420
Bank OZK	80,576	3,751,619
Columbia Banking System, Inc.	228,436	6,499,004
Commerce Bancshares, Inc.	98,748	5,035,160
Cullen/Frost Bankers, Inc.	48,831	6,749,421
East West Bancorp, Inc.	104,618	11,450,440
First Financial Bankshares, Inc.	98,812	3,056,255
First Horizon Corp.	373,910	8,895,319
Flagstar Financial, Inc.	228,606	2,901,010
FNB Corp.	273,506	4,646,867
Glacier Bancorp, Inc.	98,242	4,469,029
Hancock Whitney Corp.	63,854	4,202,232
Home BancShares, Inc.	139,590	3,833,141
International Bancshares Corp.	41,299	2,771,576
Old National Bancorp	264,666	6,113,785
Pinnacle Financial Partners, Inc.	113,710	10,320,320
Prosperity Bancshares, Inc.	72,544	5,104,921
SouthState Bank Corp.	76,251	7,523,686
Texas Capital Bancshares, Inc.†	34,858	3,321,967
UMB Financial Corp.	54,526	6,318,473
United Bankshares, Inc.	106,984	4,418,439
Valley National Bancorp	366,241	4,618,299
Webster Financial Corp.	122,453	8,832,535
Western Alliance Bancorp	78,829	6,331,545
Wintrust Financial Corp.	51,145	7,367,949
Zions Bancorp NA	112,752	6,458,434
		148,273,846
Security Description	Shares or Principal Amount	Value

Beverages — 0.6%
Boston Beer Co., Inc., Class A†	5,995	$1,359,546
Celsius Holdings, Inc.†	122,058	6,543,529
Coca-Cola Consolidated, Inc.	43,200	8,743,680
		16,646,755
Biotechnology — 3.1%
Arrowhead Pharmaceuticals, Inc.†	105,214	6,656,890
BioMarin Pharmaceutical, Inc.†	146,716	9,056,779
Bio-Rad Laboratories, Inc., Class A#†	13,876	3,863,633
Cytokinetics, Inc.#†	93,043	5,789,136
Exelixis, Inc.†	204,755	9,021,505
Halozyme Therapeutics, Inc.†	89,808	6,244,350
Illumina, Inc.†	116,276	15,634,471
Roivant Sciences, Ltd.†	334,618	9,683,845
United Therapeutics Corp.†	32,766	16,510,787
		82,461,396
Building Materials — 2.5%
AAON, Inc.#	51,679	5,229,915
Carlisle Cos., Inc.	31,701	12,514,604
Eagle Materials, Inc.	24,487	5,480,191
Fortune Brands Innovations, Inc.	91,748	4,985,586
Knife River Corp.†	43,274	3,850,521
Louisiana-Pacific Corp.	48,399	4,101,331
Owens Corning	62,769	7,662,212
Simpson Manufacturing Co., Inc.	31,662	6,128,813
SPX Technologies, Inc.†	37,830	8,585,140
Trex Co., Inc.†	81,910	3,392,712
UFP Industries, Inc.	44,490	4,578,466
		66,509,491
Chemicals — 1.2%
Ashland, Inc.	34,905	2,176,676
Axalta Coating Systems, Ltd.†	162,926	5,443,358
Cabot Corp.	40,629	3,093,492
NewMarket Corp.	5,956	3,728,516
Olin Corp.	86,150	2,185,625
RPM International, Inc.	97,920	11,174,630
Westlake Corp.#	25,264	2,662,320
		30,464,617
Commercial Services — 3.1%
API Group Corp.†	281,511	12,515,979
Avis Budget Group, Inc.#†	12,731	1,240,127
Booz Allen Hamilton Holding Corp.	92,636	7,302,496
Brink's Co.	31,728	3,704,879
Euronet Worldwide, Inc.†	29,568	2,056,454
FTI Consulting, Inc.†	23,032	3,786,921
Graham Holdings Co., Class B	2,595	2,733,080
Grand Canyon Education, Inc.†	21,102	3,356,695
H&R Block, Inc.	96,550	2,956,361
Morningstar, Inc.	18,218	3,336,445
Paylocity Holding Corp.†	33,640	3,582,324
Service Corp. International	107,055	9,011,890
Shift4 Payments, Inc., Class A#†	51,077	2,250,963
TransUnion	148,309	11,649,672
UL Solutions, Inc., Class A	57,268	4,808,794
Valvoline, Inc.†	97,076	3,669,473
WEX, Inc.†	26,186	3,906,689
		81,869,242
Computers — 3.9%
ASGN, Inc.†	32,495	1,394,036
CACI International, Inc., Class A†	16,862	10,288,687

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Crane NXT Co.#	37,367	$1,804,452
ExlService Holdings, Inc.†	121,198	3,787,437
Genpact, Ltd.	123,719	4,914,119
KBR, Inc.	96,639	4,081,065
Kyndryl Holdings, Inc.†	174,552	2,152,226
Lumentum Holdings, Inc.†	53,955	37,817,599
Maximus, Inc.	43,034	3,253,801
Okta, Inc.†	128,650	9,327,125
Parsons Corp.#†	40,288	2,659,008
Pure Storage, Inc., Class A†	237,587	15,257,837
Qualys, Inc.†	27,384	2,532,198
Science Applications International Corp.	35,147	3,242,662
		102,512,252
Cosmetics/Personal Care — 0.2%
Coty, Inc., Class A†	286,882	720,074
e.l.f. Beauty, Inc.#†	45,384	4,177,597
		4,897,671
Distribution/Wholesale — 1.7%
Core & Main, Inc., Class A†	145,627	7,887,158
RB Global, Inc.	141,290	14,264,638
Watsco, Inc.#	26,671	11,130,609
WESCO International, Inc.	37,150	10,754,925
		44,037,330
Diversified Financial Services — 2.7%
Affiliated Managers Group, Inc.	21,482	6,577,359
Ally Financial, Inc.	214,084	8,443,473
Evercore, Inc., Class A	29,538	9,122,516
Federated Hermes, Inc.	56,437	3,161,036
Hamilton Lane, Inc., Class A	31,117	3,265,418
Houlihan Lokey, Inc.	41,486	6,794,162
Janus Henderson Group PLC	94,377	4,917,042
Jefferies Financial Group, Inc.	125,583	5,575,885
SEI Investments Co.	71,064	5,778,925
SLM Corp.	155,059	2,905,806
Stifel Financial Corp.	116,648	8,637,747
Voya Financial, Inc.	72,675	4,860,504
		70,039,873
Electric — 1.8%
Black Hills Corp.	57,638	4,245,615
IDACORP, Inc.	41,128	5,921,198
Northwestern Energy Group, Inc.	46,848	3,277,486
OGE Energy Corp.	153,853	7,560,337
Ormat Technologies, Inc.	47,419	4,917,350
Portland General Electric Co.	85,907	4,635,542
Talen Energy Corp.†	34,755	12,893,062
TXNM Energy, Inc.	74,864	4,418,473
		47,869,063
Electrical Components & Equipment — 1.1%
Acuity, Inc.	23,226	7,004,729
Belden, Inc.	30,013	4,300,863
EnerSys	28,187	4,683,270
Littelfuse, Inc.	19,017	6,702,732
Novanta, Inc.#†	27,321	3,672,762
Universal Display Corp.	33,766	3,602,495
		29,966,851
Electronics — 4.8%
Advanced Energy Industries, Inc.	28,825	9,672,805
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Arrow Electronics, Inc.†	39,200	$5,964,672
Avnet, Inc.	62,110	4,089,322
Coherent Corp.†	119,594	30,966,475
Flex, Ltd.†	281,409	17,734,395
nVent Electric PLC	122,794	14,533,898
Sensata Technologies Holding PLC	111,254	4,154,224
TD SYNNEX Corp.	57,840	9,069,891
TTM Technologies, Inc.†	78,913	8,225,891
Vontier Corp.	110,811	4,534,386
Woodward, Inc.	45,634	17,649,406
		126,595,365
Energy-Alternate Sources — 0.4%
Nextpower, Inc., Class A†	112,826	11,858,013
Engineering & Construction — 2.3%
AECOM	101,148	9,910,481
Dycom Industries, Inc.†	22,112	9,287,482
Exponent, Inc.	38,098	2,772,772
Fluor Corp.†	123,094	6,439,047
MasTec, Inc.†	46,660	13,905,613
Sterling Infrastructure, Inc.†	23,460	10,043,930
TopBuild Corp.†	21,315	9,555,515
		61,914,840
Entertainment — 0.4%
Churchill Downs, Inc.	50,589	4,650,647
Vail Resorts, Inc.#	27,360	3,715,762
Warner Music Group Corp., Class A	110,944	3,172,998
		11,539,407
Environmental Control — 0.7%
Clean Harbors, Inc.†	38,357	11,246,273
Tetra Tech, Inc.	199,642	7,155,169
		18,401,442
Food — 2.0%
Marzetti Company	15,478	2,543,655
Albertsons Cos., Inc., Class A#	302,041	5,406,534
Flowers Foods, Inc.	164,121	1,621,515
Ingredion, Inc.	48,517	5,698,807
Performance Food Group Co.†	119,756	11,623,517
Pilgrim's Pride Corp.	33,049	1,426,395
Post Holdings, Inc.†	36,506	3,880,588
Sprouts Farmers Market, Inc.†	74,360	5,492,973
US Foods Holding Corp.†	169,658	16,390,659
		54,084,643
Food Service — 0.3%
Aramark	200,737	8,400,843
Gas — 1.1%
National Fuel Gas Co.	68,767	6,259,860
New Jersey Resources Corp.	76,443	4,146,268
ONE Gas, Inc.	45,821	4,006,588
Southwest Gas Holdings, Inc.	49,062	4,325,797
Spire, Inc.	45,077	4,129,504
UGI Corp.	163,557	6,118,667
		28,986,684
Hand/Machine Tools — 0.7%
Lincoln Electric Holdings, Inc.	41,837	12,009,311
MSA Safety, Inc.	28,106	5,492,193
		17,501,504

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 2.0%
Avantor, Inc.†	520,695	$4,712,290
Bruker Corp.#	84,638	3,394,830
Dentsply Sirona, Inc.	153,603	2,254,892
Envista Holdings Corp.†	125,571	3,667,929
Globus Medical, Inc., Class A†	85,082	8,121,928
Haemonetics Corp.†	35,501	2,247,923
Lantheus Holdings, Inc.†	50,642	3,793,592
LivaNova PLC†	41,702	2,944,161
Masimo Corp.†	34,745	6,092,536
Penumbra, Inc.†	29,908	10,300,016
Repligen Corp.†	40,410	5,201,979
		52,732,076
Healthcare-Services — 2.2%
Chemed Corp.	10,817	4,435,078
Encompass Health Corp.	76,839	8,289,391
Ensign Group, Inc.	43,925	9,407,417
HealthEquity, Inc.†	65,796	5,032,736
Medpace Holdings, Inc.†	16,994	7,677,210
Option Care Health, Inc.†	120,795	3,921,006
Sotera Health Co.†	157,756	2,563,535
Tenet Healthcare Corp.†	66,880	16,010,403
		57,336,776
Home Builders — 0.9%
KB Home	49,460	3,144,667
Taylor Morrison Home Corp.†	74,632	4,917,502
Thor Industries, Inc.	40,195	3,863,945
Toll Brothers, Inc.	73,607	11,573,965
		23,500,079
Home Furnishings — 0.8%
Dolby Laboratories, Inc., Class A	46,726	3,110,550
Somnigroup International, Inc.	159,723	14,296,806
Whirlpool Corp.#	47,927	3,279,644
		20,687,000
Housewares — 0.1%
Scotts Miracle-Gro Co.	33,639	2,358,767
Insurance — 4.3%
American Financial Group, Inc.	52,867	7,030,254
Brighthouse Financial, Inc.†	43,191	2,590,596
CNO Financial Group, Inc.	72,821	3,044,646
Equitable Holdings, Inc.	187,555	7,543,462
Essent Group, Ltd.	73,822	4,491,331
Fidelity National Financial, Inc.	193,616	10,238,414
First American Financial Corp.	78,752	5,521,303
Hanover Insurance Group, Inc.	27,175	4,908,620
Kemper Corp.	45,145	1,459,086
Kinsale Capital Group, Inc.	16,818	6,553,470
MGIC Investment Corp.	170,869	4,533,155
Old Republic International Corp.	173,857	7,453,250
Primerica, Inc.	24,288	6,160,894
Reinsurance Group of America, Inc.	50,185	10,826,410
RenaissanceRe Holdings, Ltd.	35,214	10,650,826
RLI Corp.	70,136	4,370,876
Ryan Specialty Holdings, Inc.	86,238	3,393,465
Selective Insurance Group, Inc.	46,134	3,877,101
Unum Group	117,566	8,433,009
		113,080,168
Security Description	Shares or Principal Amount	Value

Internet — 0.8%
Chewy, Inc., Class A†	171,878	$4,712,895
Hims & Hers Health, Inc.#†	159,082	2,309,871
Maplebear, Inc.†	140,346	5,264,378
Pinterest, Inc., Class A†	455,036	7,794,767
		20,081,911
Iron/Steel — 1.5%
Carpenter Technology Corp.	37,912	15,091,630
Cleveland-Cliffs, Inc.†	435,080	4,637,953
Commercial Metals Co.	84,446	6,189,892
Reliance, Inc.	39,763	12,550,793
		38,470,268
Leisure Time — 0.6%
Brunswick Corp.	49,668	3,954,566
Harley-Davidson, Inc.#	91,135	1,640,430
Planet Fitness, Inc., Class A†	63,373	5,206,092
Polaris, Inc.#	40,517	2,461,003
YETI Holdings, Inc.†	59,421	2,597,292
		15,859,383
Lodging — 0.8%
Boyd Gaming Corp.	43,993	3,661,537
Choice Hotels International, Inc.#	15,903	1,675,381
Hilton Grand Vacations, Inc.†	45,240	2,033,990
Hyatt Hotels Corp., Class A#	31,937	5,157,826
Travel & Leisure Co.	49,124	3,620,439
Wyndham Hotels & Resorts, Inc.	57,698	4,719,697
		20,868,870
Machinery-Construction & Mining — 1.1%
BWX Technologies, Inc.	69,566	14,329,205
Oshkosh Corp.	48,306	8,212,986
Terex Corp.	86,353	5,940,223
		28,482,414
Machinery-Diversified — 3.9%
AGCO Corp.	47,301	6,456,587
Applied Industrial Technologies, Inc.	28,805	8,139,717
Chart Industries, Inc.†	33,749	6,996,168
CNH Industrial NV	675,826	8,312,660
Cognex Corp.	127,993	6,962,819
Crane Co.	37,388	7,497,416
Esab Corp.	44,718	5,642,070
Flowserve Corp.	96,483	8,540,675
Graco, Inc.	126,045	11,838,146
Middleby Corp.†	35,390	5,975,955
Regal Rexnord Corp.	50,701	11,203,907
Toro Co.	74,736	7,388,401
Watts Water Technologies, Inc., Class A	20,857	6,856,530
		101,811,051
Media — 0.6%
New York Times Co., Class A	123,388	9,845,129
Nexstar Media Group, Inc.	21,770	5,464,705
		15,309,834
Metal Fabricate/Hardware — 1.7%
Advanced Drainage Systems, Inc.	54,329	9,308,731
Mueller Industries, Inc.	84,340	9,948,746
RBC Bearings, Inc.†	23,948	13,792,132
Timken Co.	49,041	5,315,064
Valmont Industries, Inc.	14,992	6,895,271
		45,259,944

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 1.9%
Alcoa Corp.	196,933	$12,225,600
Hecla Mining Co.	509,590	12,693,887
MP Materials Corp.†	102,502	6,034,293
Royal Gold, Inc.	61,658	18,484,452
		49,438,232
Miscellaneous Manufacturing — 2.1%
Avient Corp.	69,675	2,861,552
Donaldson Co., Inc.	87,884	8,152,120
Entegris, Inc.	115,367	15,280,359
Fabrinet†	27,264	14,876,057
ITT, Inc.	64,654	13,086,616
		54,256,704
Oil & Gas — 2.9%
Antero Resources Corp.†	223,814	8,238,593
Chord Energy Corp.	43,274	4,689,603
CNX Resources Corp.†	102,608	4,286,962
HF Sinclair Corp.	118,986	5,950,490
Matador Resources Co.	89,210	4,585,394
Murphy Oil Corp.	102,468	3,396,814
Ovintiv, Inc.	213,298	10,790,746
PBF Energy, Inc., Class A	62,815	2,236,214
Permian Resources Corp., Class A	530,283	9,698,876
Range Resources Corp.	180,946	7,469,451
Valaris, Ltd.†	49,416	4,736,524
Viper Energy, Inc., Class A	128,629	5,986,394
Weatherford International PLC	54,779	5,776,993
		77,843,054
Oil & Gas Services — 1.0%
NOV, Inc.	278,558	5,643,585
TechnipFMC PLC	307,839	20,412,804
		26,056,389
Packaging & Containers — 1.1%
AptarGroup, Inc.	50,113	7,201,739
Crown Holdings, Inc.	87,074	9,978,680
Graphic Packaging Holding Co.	225,383	2,756,434
Greif, Inc., Class A	19,986	1,452,383
Silgan Holdings, Inc.	66,979	3,218,341
Sonoco Products Co.	75,325	4,253,603
		28,861,180
Pharmaceuticals — 1.2%
BellRing Brands, Inc.†	97,374	1,790,708
Elanco Animal Health, Inc.†	379,449	10,017,454
Jazz Pharmaceuticals PLC†	46,406	8,818,068
Neurocrine Biosciences, Inc.†	75,738	10,016,350
		30,642,580
Pipelines — 0.6%
Antero Midstream Corp.	254,609	5,723,610
DT Midstream, Inc.	77,647	10,780,510
		16,504,120
Private Equity — 0.4%
Carlyle Group, Inc.	197,201	10,252,480
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	36,042	11,373,053
REITS — 6.7%
Agree Realty Corp.	87,626	7,052,141
Security Description	Shares or Principal Amount	Value

REITS (continued)
American Healthcare REIT, Inc.	135,103	$7,057,781
American Homes 4 Rent, Class A	248,974	7,469,220
Annaly Capital Management, Inc.	519,349	12,069,671
Brixmor Property Group, Inc.	232,941	7,051,124
COPT Defense Properties	86,158	2,738,101
Cousins Properties, Inc.	128,273	2,970,803
CubeSmart	174,149	7,164,490
EastGroup Properties, Inc.	40,673	7,984,517
EPR Properties	58,147	3,454,513
Equity LifeStyle Properties, Inc.	148,025	9,941,359
First Industrial Realty Trust, Inc.	100,773	6,362,807
Gaming & Leisure Properties, Inc.	216,130	10,570,918
Healthcare Realty Trust, Inc.	268,536	4,954,489
Independence Realty Trust, Inc.	181,672	3,010,305
Kilroy Realty Corp.	83,806	2,499,095
Kite Realty Group Trust#	164,761	4,292,024
Lamar Advertising Co., Class A	66,336	9,137,121
National Storage Affiliates Trust	54,514	1,909,080
NNN REIT, Inc.	145,041	6,573,258
Omega Healthcare Investors, Inc.	225,693	10,894,201
Park Hotels & Resorts, Inc.#	154,671	1,749,329
Rayonier, Inc.	212,151	4,559,125
Rexford Industrial Realty, Inc.	176,777	6,623,834
Sabra Health Care REIT, Inc.	190,426	3,913,254
STAG Industrial, Inc.	142,619	5,593,517
Starwood Property Trust, Inc.	265,849	4,734,771
Vornado Realty Trust	123,203	3,397,939
WP Carey, Inc.	166,645	12,440,049
		178,168,836
Retail — 5.7%
Abercrombie & Fitch Co., Class A†	35,947	3,515,617
AutoNation, Inc.†	20,816	4,062,451
Bath & Body Works, Inc.	157,464	3,583,881
BJ's Wholesale Club Holdings, Inc.†	100,618	9,940,052
Burlington Stores, Inc.†	47,384	14,540,728
Casey's General Stores, Inc.	28,295	19,398,769
Cava Group, Inc.#†	76,177	6,282,317
Dick's Sporting Goods, Inc.	50,234	10,229,149
Dutch Bros, Inc., Class A†	97,012	5,200,813
FirstCash Holdings, Inc.	29,660	5,718,151
Five Below, Inc.†	42,114	9,413,742
Floor & Decor Holdings, Inc., Class A†	83,539	5,771,710
GameStop Corp., Class A†	314,699	7,562,217
Gap, Inc.	172,853	4,846,798
Lithia Motors, Inc.	18,519	5,177,542
Macy's, Inc.	205,055	4,055,988
MSC Industrial Direct Co., Inc., Class A	34,937	3,278,488
Murphy USA, Inc.	13,019	5,087,044
Ollie's Bargain Outlet Holdings, Inc.†	47,434	5,080,181
Penske Automotive Group, Inc.	14,055	2,213,944
RH†	11,635	1,928,036
Texas Roadhouse, Inc.	50,515	9,237,678
Wingstop, Inc.#	21,221	5,507,062
		151,632,358
Semiconductors — 2.8%
Allegro MicroSystems, Inc.†	94,720	3,454,438
Amkor Technology, Inc.	86,532	4,137,960
Cirrus Logic, Inc.†	38,971	5,499,588
IPG Photonics Corp.#†	19,221	2,528,907
Lattice Semiconductor Corp.†	103,917	9,936,544
MACOM Technology Solutions Holdings, Inc.†	48,696	12,082,451

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
MKS, Inc.	51,079	$12,486,772
Onto Innovation, Inc.†	37,429	8,080,547
Rambus, Inc.†	82,211	8,193,148
Silicon Laboratories, Inc.†	25,419	5,198,948
Synaptics, Inc.†	29,399	2,394,843
		73,994,146
Software — 3.2%
Appfolio, Inc., Class A†	17,558	3,121,110
Bentley Systems, Inc., Class B	113,335	4,142,394
BILL Holdings, Inc.†	68,075	3,030,018
Blackbaud, Inc.†	27,655	1,342,374
Commvault Systems, Inc.†	33,674	2,864,984
Concentrix Corp.#	34,013	1,115,626
DocuSign, Inc.†	153,581	6,921,896
Doximity, Inc., Class A†	104,541	2,564,391
Dropbox, Inc., Class A†	133,205	3,328,793
Duolingo, Inc.†	30,558	3,086,358
Dynatrace, Inc.†	230,243	8,270,329
Guidewire Software, Inc.†	64,560	9,381,859
Manhattan Associates, Inc.†	45,856	6,210,278
Nutanix, Inc., Class A†	206,797	7,916,189
Pegasystems, Inc.	69,993	3,060,794
Twilio, Inc., Class A†	115,342	13,951,768
UiPath, Inc., Class A†	321,003	3,444,362
ZoomInfo Technologies, Inc.†	210,704	1,308,472
		85,061,995
Telecommunications — 0.4%
EchoStar Corp., Class A†	102,803	11,876,831
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	236,518	4,008,980
Transportation — 2.2%
GXO Logistics, Inc.†	89,340	5,613,232
Kirby Corp.†	41,392	5,372,682
Knight-Swift Transportation Holdings, Inc.	123,977	7,800,633
Landstar System, Inc.	26,136	4,258,861
Ryder System, Inc.	30,727	6,807,874
Saia, Inc.†	20,347	8,248,470
XPO, Inc.†	89,329	18,801,075
		56,902,827
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.2%
GATX Corp.	27,264	$5,021,211
Water — 0.3%
Essential Utilities, Inc.	216,106	8,637,757
Total Long-Term Investment Securities (cost $1,824,147,495)		2,625,375,924
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(1)	7,094,961	7,094,961
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(1)(2)	19,645,932	19,645,932
Total Short-Term Investments (cost $26,740,893)		26,740,893
TOTAL INVESTMENTS (cost $1,850,888,388)	100.4%	2,652,116,817
Other assets less liabilities	(0.4)	(11,734,956)
NET ASSETS	100.0%	$2,640,381,861

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2026.
(2)
At February 28, 2026, the Fund had loaned securities with a total value of $53,014,614.
This was secured by collateral of $19,645,932, which was received in cash and subsequently invested in short-term investments currently valued at $19,645,932 as reported in the Portfolio of Investments. Additional collateral of $35,725,959 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$15,088
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	75,965
United States Treasury Bills	0.00%	04/16/2026 to 01/21/2027	574,660
United States Treasury Notes/Bonds	0.13% to 6.25%	03/31/2026 to 08/15/2055	35,060,246

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Insurance
Bank of America Merrill Lynch		Equitable Holdings, Inc.	3,192	4.03% (OBFR + 0.40%)	Monthly	02/16/2028	$144,438	$(16,056)	$(16,056)
BNP Paribas		Equitable Holdings, Inc.	28,075	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	1,270,394	(141,217)	(141,217)
								$(157,273)	$(157,273)
OBFR—Overnight Bank Funding Rate

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
47	Long	S&P Mid Cap 400 E-Mini Index	March 2026	$16,857,467	$16,816,130	$(41,337)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,625,375,924	$—	$—	$2,625,375,924
Short-Term Investments	26,740,893	—	—	26,740,893
Total Investments at Value	$2,652,116,817	$—	$—	$2,652,116,817
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$157,273	$—	$157,273
Futures Contracts	41,337	—	—	41,337
Total Other Financial Instruments	$41,337	$157,273	$—	$198,610

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Aerospace/Defense — 6.2%
AeroVironment, Inc.†	30,349	$7,655,535
Archer Aviation, Inc., Class A#†	214,434	1,526,770
HEICO Corp.	38,531	12,309,113
Howmet Aerospace, Inc.	91,365	23,986,053
Joby Aviation, Inc.#†	144,249	1,451,145
Leonardo DRS, Inc.	176,150	7,643,149
Rocket Lab Corp.†	146,497	10,122,943
StandardAero, Inc.†	115,447	3,555,768
		68,250,476
Airlines — 0.7%
Ryanair Holdings PLC ADR	106,981	7,220,148
Apparel — 1.6%
Gildan Activewear, Inc.	142,347	9,692,407
On Holding AG, Class A†	158,929	7,387,020
		17,079,427
Auto Manufacturers — 1.5%
Cummins, Inc.	15,690	9,160,920
PACCAR, Inc.	54,684	6,895,106
		16,056,026
Beverages — 0.3%
Celsius Holdings, Inc.†	52,225	2,799,782
Biotechnology — 4.3%
ADMA Biologics, Inc.†	332,400	5,175,468
Alnylam Pharmaceuticals, Inc.†	21,350	7,107,842
Argenx SE ADR†	6,071	4,655,971
Bridgebio Pharma, Inc.†	35,228	2,341,958
Corteva, Inc.	95,670	7,665,081
Illumina, Inc.†	24,531	3,298,438
Insmed, Inc.†	61,625	9,202,461
Praxis Precision Medicines, Inc.†	5,315	1,789,826
Revolution Medicines, Inc.†	19,646	2,004,285
Royalty Pharma PLC, Class A	84,597	3,909,227
		47,150,557
Building Materials — 1.2%
Martin Marietta Materials, Inc.	10,115	6,843,506
Trane Technologies PLC	14,400	6,657,408
		13,500,914
Commercial Services — 5.0%
API Group Corp.†	259,760	11,548,929
Cimpress PLC†	37,926	2,770,494
Quanta Services, Inc.	25,497	14,356,851
Rentokil Initial PLC	329,056	2,023,031
Rentokil Initial PLC ADR#	140,081	4,381,734
TransUnion	40,142	3,153,154
UL Solutions, Inc., Class A	28,600	2,401,542
United Rentals, Inc.	7,000	5,880,000
WEX, Inc.†	53,163	7,931,388
		54,447,123
Computers — 1.9%
Lumentum Holdings, Inc.#†	8,785	6,157,494
Sandisk Corp.†	8,450	5,368,792
Varonis Systems, Inc.†	141,076	3,258,856
Zscaler, Inc.†	39,365	5,786,261
		20,571,403
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.6%
e.l.f. Beauty, Inc.#†	69,074	$6,358,262
Distribution/Wholesale — 0.5%
RB Global, Inc.	58,297	5,885,665
Diversified Financial Services — 4.0%
Ameriprise Financial, Inc.	19,856	9,334,703
Cboe Global Markets, Inc.	11,537	3,457,870
Charles Schwab Corp.	26,640	2,536,128
Coinbase Global, Inc., Class A†	21,910	3,852,873
LPL Financial Holdings, Inc.	38,188	11,470,911
Rocket Cos., Inc., Class A	330,614	6,013,869
Tradeweb Markets, Inc., Class A	54,443	6,710,372
		43,376,726
Electric — 3.6%
Alliant Energy Corp.	139,603	10,098,881
Ameren Corp.	65,430	7,411,910
DTE Energy Co.	44,286	6,564,957
Vistra Corp.	87,754	15,259,543
		39,335,291
Electronics — 4.2%
Celestica, Inc.†	33,551	9,314,764
Flex, Ltd.†	245,676	15,482,502
Garmin, Ltd.	37,945	9,593,634
Sensata Technologies Holding PLC	190,722	7,121,560
TE Connectivity PLC	20,443	4,704,956
		46,217,416
Energy-Alternate Sources — 0.5%
Shoals Technologies Group, Inc., Class A†	855,760	5,074,657
Engineering & Construction — 1.4%
Comfort Systems USA, Inc.	11,032	15,768,810
Entertainment — 1.3%
Entain PLC	241,020	1,867,662
Live Nation Entertainment, Inc.#†	77,402	12,549,960
		14,417,622
Environmental Control — 1.0%
Clean Harbors, Inc.†	27,588	8,088,802
Veralto Corp.	26,344	2,566,696
		10,655,498
Food Service — 0.8%
Aramark	198,775	8,318,734
Healthcare-Products — 9.3%
Boston Scientific Corp.†	101,058	7,766,307
Cooper Cos., Inc.†	27,373	2,290,299
Glaukos Corp.†	8,950	1,077,580
Globus Medical, Inc., Class A†	43,696	4,171,220
ICU Medical, Inc.†	26,436	3,980,733
IDEXX Laboratories, Inc.†	16,862	11,073,781
Insulet Corp.†	26,463	6,526,040
Lantheus Holdings, Inc.†	22,026	1,649,968
Medline, Inc., Class A†	57,431	2,728,547
Natera, Inc.†	47,561	9,894,591
Penumbra, Inc.†	24,072	8,290,156
Repligen Corp.†	44,685	5,752,300
ResMed, Inc.	25,170	6,450,064
Revvity, Inc.#	109,671	10,781,756
STERIS PLC	19,939	5,031,607

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Teleflex, Inc.	64,287	$7,846,871
Waters Corp.†	20,557	6,565,495
		101,877,315
Healthcare-Services — 1.5%
BrightSpring Health Services, Inc.†	162,935	6,750,397
Tenet Healthcare Corp.†	42,783	10,241,822
		16,992,219
Insurance — 2.2%
Arthur J. Gallagher & Co.	25,219	5,754,976
Intact Financial Corp.	32,846	6,341,405
MGIC Investment Corp.	183,699	4,873,534
W.R. Berkley Corp.	41,335	2,963,720
Willis Towers Watson PLC	12,215	3,727,652
		23,661,287
Internet — 2.8%
AppLovin Corp., Class A†	10,251	4,456,827
CDW Corp.	30,049	3,685,209
DoorDash, Inc., Class A†	50,169	8,853,323
Robinhood Markets, Inc., Class A†	122,343	9,279,717
Wayfair, Inc., Class A†	44,384	3,387,831
Ziff Davis, Inc.#†	35,719	967,271
		30,630,178
Investment Companies — 0.4%
Bitdeer Technologies Group, Class A#†	163,039	1,255,400
Hut 8 Corp.†	50,389	2,682,207
		3,937,607
Iron/Steel — 0.8%
Carpenter Technology Corp.	23,486	9,349,072
Leisure Time — 1.9%
Royal Caribbean Cruises, Ltd.	65,370	20,327,455
Lodging — 2.2%
Hilton Worldwide Holdings, Inc.	59,335	18,499,466
Wynn Resorts, Ltd.	48,400	5,236,396
		23,735,862
Machinery-Construction & Mining — 2.0%
Vertiv Holdings Co., Class A	86,254	21,985,282
Machinery-Diversified — 0.8%
Ingersoll Rand, Inc.	93,700	8,820,918
Media — 0.9%
Liberty Media Corp.-Liberty Formula One, Class A†	13,779	1,162,534
Liberty Media Corp.-Liberty Formula One, Class C†	92,935	8,511,917
		9,674,451
Mining — 1.2%
Teck Resources, Ltd., Class B	221,193	13,026,056
Miscellaneous Manufacturing — 3.1%
Axon Enterprise, Inc.†	16,526	8,963,702
Parker-Hannifin Corp.	11,318	11,421,899
Teledyne Technologies, Inc.†	19,305	13,148,636
		33,534,237
Pharmaceuticals — 2.7%
Ascendis Pharma A/S ADR†	33,478	7,817,113
Cencora, Inc.	46,185	17,187,286
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Madrigal Pharmaceuticals, Inc.†	3,278	$1,416,096
Vaxcyte, Inc.†	52,860	3,263,576
		29,684,071
Pipelines — 2.0%
Cheniere Energy, Inc.	41,130	9,695,575
ONEOK, Inc.	23,860	1,974,892
Targa Resources Corp.	42,570	10,038,006
		21,708,473
Real Estate — 0.7%
CoStar Group, Inc.†	108,895	4,859,984
FirstService Corp.	19,166	3,019,986
		7,879,970
REITS — 0.3%
Lamar Advertising Co., Class A	23,815	3,280,278
Retail — 7.1%
Burlington Stores, Inc.†	10,903	3,345,804
CarMax, Inc.†	66,502	2,870,891
Carvana Co.†	31,010	10,362,302
Cava Group, Inc.#†	92,758	7,649,752
Darden Restaurants, Inc.	29,711	6,353,697
Dollar Tree, Inc.†	18,733	2,369,350
Ferguson Enterprises, Inc.	61,388	16,007,535
O'Reilly Automotive, Inc.†	85,645	8,040,353
QXO, Inc.#†	204,335	4,893,823
Texas Roadhouse, Inc.	47,970	8,772,274
Wingstop, Inc.#	27,551	7,149,760
		77,815,541
Semiconductors — 4.5%
Astera Labs, Inc.†	26,139	3,106,097
KLA Corp.	3,043	4,639,206
Microchip Technology, Inc.	91,645	6,840,383
Monolithic Power Systems, Inc.	14,312	16,354,895
NXP Semiconductors NV	37,642	8,545,110
ON Semiconductor Corp.†	150,782	10,023,987
		49,509,678
Software — 7.6%
Akamai Technologies, Inc.†	30,470	2,997,943
Broadridge Financial Solutions, Inc.	24,736	4,597,680
Cloudflare, Inc., Class A†	95,308	16,411,085
Constellation Software, Inc.	4,506	8,326,743
Datadog, Inc., Class A†	24,727	2,768,435
Descartes Systems Group, Inc.†	25,419	1,684,009
Dynatrace, Inc.†	50,781	1,824,054
Figma, Inc., Class A†	218,070	6,409,077
PTC, Inc.†	49,600	7,766,864
Samsara, Inc., Class A†	213,310	6,164,659
Snowflake, Inc.†	31,928	5,376,995
SS&C Technologies Holdings, Inc.	99,808	7,514,544
Take-Two Interactive Software, Inc.†	31,455	6,652,103
Topicus.com, Inc.†	21,055	1,446,938
Workday, Inc., Class A†	21,845	2,921,987
		82,863,116
Transportation — 3.2%
C.H. Robinson Worldwide, Inc.	62,078	11,499,949
Canadian Pacific Kansas City, Ltd.	73,399	6,429,018

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
JB Hunt Transport Services, Inc.	55,533	$12,961,958
TFI International, Inc.#	37,357	4,472,380
		35,363,305
Total Long-Term Investment Securities (cost $888,521,928)		1,068,140,908
SHORT-TERM INVESTMENTS — 1.7%
Commercial Paper — 1.1%
Societe Generale
3.59%, 03/02/2026	$12,600,000	12,596,161
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(1)(2)	6,200,840	6,200,840
Total Short-Term Investments (cost $18,799,584)		18,797,001
TOTAL INVESTMENTS (cost $907,321,512)	99.5%	1,086,937,909
Other assets less liabilities	0.5	5,794,456
NET ASSETS	100.0%	$1,092,732,365

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2026.
(2)
At February 28, 2026, the Fund had loaned securities with a total value of $40,766,969.
This was secured by collateral of $6,200,840, which was received in cash and subsequently invested in short-term investments currently valued at $6,200,840 as reported in the Portfolio of Investments. Additional collateral of $35,804,281 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$35,552
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	178,994
United States Treasury Bills	0.00%	04/16/2026 to 01/21/2027	586,201
United States Treasury Notes/Bonds	0.13% to 6.25%	04/15/2026 to 08/15/2055	35,003,534

ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,068,140,908	$—	$—	$1,068,140,908
Short-Term Investments:
Commercial Paper	—	12,596,161	—	12,596,161
Other Short-Term Investments	6,200,840	—	—	6,200,840
Total Investments at Value	$1,074,341,748	$12,596,161	$—	$1,086,937,909

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Aerospace/Defense — 3.0%
Ducommun, Inc.†	14,888	$1,840,008
Howmet Aerospace, Inc.	13,322	3,497,425
L3Harris Technologies, Inc.	8,215	2,994,696
Mercury Systems, Inc.†	49,871	4,440,015
Moog, Inc., Class A	9,422	3,179,265
StandardAero, Inc.†	96,347	2,967,488
		18,918,897
Apparel — 0.8%
Ralph Lauren Corp.	7,289	2,642,991
Steven Madden, Ltd.	74,380	2,685,118
		5,328,109
Auto Parts & Equipment — 1.0%
Allison Transmission Holdings, Inc.	21,690	2,717,757
Gentex Corp.	60,098	1,406,293
Goodyear Tire & Rubber Co.†	235,920	1,946,340
		6,070,390
Banks — 6.9%
Ameris Bancorp	49,062	3,810,155
Columbia Banking System, Inc.	164,682	4,685,203
East West Bancorp, Inc.	31,242	3,419,437
Fifth Third Bancorp	46,465	2,298,623
Huntington Bancshares, Inc.	220,466	3,703,829
National Bank Holdings Corp., Class A	88,742	3,548,792
Pinnacle Financial Partners, Inc.	59,860	5,432,894
Renasant Corp.	98,918	3,724,263
Seacoast Banking Corp. of Florida	126,757	3,944,678
SouthState Bank Corp.	52,539	5,184,023
UMB Financial Corp.	38,658	4,479,689
		44,231,586
Beverages — 1.0%
Coca-Cola Consolidated, Inc.	21,636	4,379,126
Coca-Cola Europacific Partners PLC	19,122	2,111,643
		6,490,769
Biotechnology — 0.9%
Biogen, Inc.†	11,987	2,299,346
Halozyme Therapeutics, Inc.†	16,524	1,148,914
United Therapeutics Corp.†	4,010	2,020,639
		5,468,899
Building Materials — 3.6%
Boise Cascade Co.	35,134	2,906,987
Builders FirstSource, Inc.†	32,766	3,417,166
Carlisle Cos., Inc.	3,603	1,422,356
Hayward Holdings, Inc.†	162,262	2,596,192
James Hardie Industries PLC†	184,225	4,485,879
Louisiana-Pacific Corp.	11,373	963,748
Masco Corp.	42,983	3,078,442
Masterbrand, Inc.†	70,042	708,825
Modine Manufacturing Co.†	8,006	1,819,364
UFP Industries, Inc.	18,870	1,941,912
		23,340,871
Chemicals — 2.4%
CF Industries Holdings, Inc.	36,555	3,638,685
Ingevity Corp.†	44,770	3,224,783
NewMarket Corp.	1,623	1,016,014
Qnity Electronics, Inc.	12,794	1,621,768
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Quaker Chemical Corp.#	25,345	$3,726,475
Westlake Corp.#	20,259	2,134,893
		15,362,618
Commercial Services — 2.5%
Corpay, Inc.†	5,400	1,755,540
EquipmentShare.com, Inc., Class A†	43,078	1,250,124
TransUnion	54,278	4,263,537
TriNet Group, Inc.	783	29,817
Valvoline, Inc.†	182,180	6,886,404
WEX, Inc.#†	11,039	1,646,908
		15,832,330
Computers — 3.1%
Amdocs, Ltd.	39,849	2,781,460
CACI International, Inc., Class A†	11,530	7,035,260
Check Point Software Technologies, Ltd.†	8,753	1,331,069
EPAM Systems, Inc.†	10,679	1,505,739
Leidos Holdings, Inc.	8,546	1,496,405
NetApp, Inc.	26,555	2,629,742
Sandisk Corp.†	3,807	2,418,815
Seagate Technology Holdings PLC	2,254	919,271
		20,117,761
Distribution/Wholesale — 2.0%
Copart, Inc.†	34,477	1,313,229
LKQ Corp.	65,342	2,163,474
RB Global, Inc.	23,743	2,397,093
Resideo Technologies, Inc.†	42,591	1,648,272
WESCO International, Inc.	17,165	4,969,267
		12,491,335
Diversified Financial Services — 6.8%
Affiliated Managers Group, Inc.	10,389	3,180,904
Ally Financial, Inc.	105,016	4,141,831
Ameriprise Financial, Inc.	12,326	5,794,699
Bread Financial Holdings, Inc.	49,184	3,485,178
Credit Acceptance Corp.#†	3,687	1,744,615
Evercore, Inc., Class A	5,398	1,667,118
LPL Financial Holdings, Inc.	16,786	5,042,179
PRA Group, Inc.†	119,519	1,882,424
Rocket Cos., Inc., Class A	103,818	1,888,449
Stifel Financial Corp.	97,551	7,223,689
Synchrony Financial	24,331	1,681,515
Voya Financial, Inc.	88,028	5,887,313
		43,619,914
Electric — 2.5%
CenterPoint Energy, Inc.	35,206	1,531,461
DTE Energy Co.	26,029	3,858,539
Entergy Corp.	21,632	2,317,004
FirstEnergy Corp.	40,402	2,066,966
NRG Energy, Inc.	5,602	1,002,534
OGE Energy Corp.	58,588	2,879,014
Xcel Energy, Inc.	31,272	2,606,834
		16,262,352
Electrical Components & Equipment — 1.6%
AMETEK, Inc.	10,438	2,496,978
Belden, Inc.	29,961	4,293,411
Generac Holdings, Inc.†	16,650	3,752,411
		10,542,800

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 4.1%
Allegion PLC	26,802	$4,319,142
Arrow Electronics, Inc.†	11,006	1,674,673
Atmus Filtration Technologies, Inc.	39,536	2,551,258
Flex, Ltd.†	119,832	7,551,812
Jabil, Inc.	6,294	1,667,847
Keysight Technologies, Inc.†	19,730	6,063,621
TE Connectivity PLC	4,171	959,956
Vontier Corp.	33,452	1,368,856
		26,157,165
Engineering & Construction — 1.3%
Fluor Corp.†	34,497	1,804,538
Frontdoor, Inc.†	44,595	3,057,879
TopBuild Corp.#†	7,965	3,570,710
		8,433,127
Entertainment — 0.2%
Churchill Downs, Inc.	12,778	1,174,682
Food — 2.9%
Cal-Maine Foods, Inc.#	13,438	1,170,584
McCormick & Co., Inc.	33,972	2,413,371
Sysco Corp.	37,970	3,461,345
US Foods Holding Corp.†	117,906	11,390,899
		18,436,199
Gas — 1.8%
Chesapeake Utilities Corp.	31,385	4,267,418
ONE Gas, Inc.	47,071	4,115,888
Spire, Inc.	30,791	2,820,764
		11,204,070
Hand/Machine Tools — 0.4%
Lincoln Electric Holdings, Inc.	8,645	2,481,547
Healthcare-Products — 3.4%
Cooper Cos., Inc.†	29,809	2,494,119
GE HealthCare Technologies, Inc.	28,919	2,437,004
ICU Medical, Inc.†	23,849	3,591,183
LivaNova PLC†	36,169	2,553,531
Omnicell, Inc.†	72,918	2,996,930
QIAGEN NV	38,939	1,939,162
Solventum Corp.†	42,347	3,142,147
STERIS PLC	9,450	2,384,708
		21,538,784
Healthcare-Services — 3.4%
Acadia Healthcare Co., Inc.#†	90,113	2,112,249
Centene Corp.†	41,358	1,856,147
Cigna Group	10,086	2,923,124
ICON PLC†	29,141	3,151,308
IQVIA Holdings, Inc.†	13,692	2,448,267
Labcorp Holdings, Inc.	7,998	2,312,382
Quest Diagnostics, Inc.	13,340	2,826,879
Tenet Healthcare Corp.†	17,950	4,297,050
		21,927,406
Home Builders — 1.6%
Cavco Industries, Inc.†	2,650	1,529,739
Century Communities, Inc.	32,020	2,152,705
D.R. Horton, Inc.	16,383	2,627,669
NVR, Inc.†	482	3,623,575
		9,933,688
Security Description	Shares or Principal Amount	Value

Home Furnishings — 1.0%
Somnigroup International, Inc.	73,953	$6,619,533
Insurance — 2.2%
Arch Capital Group, Ltd.†	22,862	2,289,629
Equitable Holdings, Inc.	4,771	191,890
First American Financial Corp.	34,714	2,433,799
Markel Group, Inc.†	1,933	4,006,085
RenaissanceRe Holdings, Ltd.	9,838	2,975,601
Travelers Cos., Inc.	7,166	2,211,714
		14,108,718
Internet — 1.3%
CDW Corp.	20,852	2,557,289
eBay, Inc.	44,983	4,087,155
Gen Digital, Inc.	68,908	1,555,254
		8,199,698
Iron/Steel — 1.4%
Commercial Metals Co.	31,073	2,277,651
Reliance, Inc.	21,605	6,819,402
		9,097,053
Leisure Time — 0.9%
Malibu Boats, Inc., Class A†	97,425	2,831,170
OneSpaWorld Holdings, Ltd.	135,945	2,926,896
		5,758,066
Lodging — 1.5%
Boyd Gaming Corp.	29,224	2,432,313
Marriott International, Inc., Class A	4,046	1,382,640
Wyndham Hotels & Resorts, Inc.	72,170	5,903,506
		9,718,459
Machinery-Diversified — 2.3%
Dover Corp.	8,515	1,920,133
IDEX Corp.	20,580	4,310,893
Regal Rexnord Corp.	27,595	6,097,943
Watts Water Technologies, Inc., Class A	8,183	2,690,079
		15,019,048
Metal Fabricate/Hardware — 0.6%
Helios Technologies, Inc.	53,942	3,847,144
Miscellaneous Manufacturing — 3.0%
3M Co.	13,581	2,245,211
Avient Corp.	84,514	3,470,990
Entegris, Inc.	17,912	2,372,444
ITT, Inc.	7,090	1,435,087
JBT Marel Corp.	22,117	3,406,018
Parker-Hannifin Corp.	1,692	1,707,533
Textron, Inc.	44,800	4,419,520
		19,056,803
Office/Business Equipment — 0.4%
Zebra Technologies Corp., Class A†	11,008	2,465,352
Oil & Gas — 5.5%
Antero Resources Corp.†	124,628	4,587,557
Chord Energy Corp.	25,400	2,752,598
Diamondback Energy, Inc.	16,571	2,884,680
EQT Corp.	46,007	2,825,750
Marathon Petroleum Corp.	22,463	4,452,391
Permian Resources Corp., Class A	191,103	3,495,274
Phillips 66	15,184	2,343,347
Range Resources Corp.	80,362	3,317,343

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Viper Energy, Inc., Class A	94,660	$4,405,476
Weatherford International PLC	41,478	4,374,270
		35,438,686
Oil & Gas Services — 1.0%
DNOW, Inc.†	11,194	131,865
TechnipFMC PLC	89,657	5,945,156
		6,077,021
Packaging & Containers — 1.7%
Ball Corp.	48,671	3,267,284
O-I Glass, Inc.†	251,198	3,366,053
Packaging Corp. of America	16,928	3,929,666
		10,563,003
Pharmaceuticals — 1.3%
Cencora, Inc.	14,314	5,326,812
McKesson Corp.	2,985	2,947,299
		8,274,111
Private Equity — 0.2%
Carlyle Group, Inc.	20,891	1,086,123
REITS — 7.0%
Brixmor Property Group, Inc.	178,142	5,392,358
BXP, Inc.	18,931	1,090,047
Camden Property Trust	34,033	3,687,135
CareTrust REIT, Inc.	102,340	4,157,051
EastGroup Properties, Inc.	13,667	2,682,969
Equity LifeStyle Properties, Inc.	29,504	1,981,489
Equity Residential	24,763	1,565,269
Essential Properties Realty Trust, Inc.	115,205	3,910,058
Essex Property Trust, Inc.	6,592	1,681,685
Extra Space Storage, Inc.	10,298	1,555,307
First Industrial Realty Trust, Inc.	69,573	4,392,839
Lamar Advertising Co., Class A	23,350	3,216,229
Regency Centers Corp.	39,567	3,125,793
Simon Property Group, Inc.	24,862	5,068,119
VICI Properties, Inc.	45,735	1,381,654
		44,888,002
Retail — 4.2%
AutoZone, Inc.†	1,465	5,501,925
Boot Barn Holdings, Inc.†	7,316	1,384,333
Darden Restaurants, Inc.	6,271	1,341,053
Dick's Sporting Goods, Inc.	24,009	4,888,953
Five Below, Inc.†	14,020	3,133,891
MSC Industrial Direct Co., Inc., Class A	17,963	1,685,648
Murphy USA, Inc.	3,353	1,310,151
Ross Stores, Inc.	13,979	2,874,641
Williams-Sonoma, Inc.	13,264	2,727,742
Yum! Brands, Inc.	13,645	2,294,543
		27,142,880
Semiconductors — 1.4%
Microchip Technology, Inc.	51,233	3,824,031
MKS, Inc.	21,140	5,167,885
		8,991,916
Software — 0.8%
Adeia, Inc.	155,965	3,226,916
PTC, Inc.†	13,881	2,173,626
		5,400,542
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.3%
EchoStar Corp., Class A†	27,617	$3,190,592
InterDigital, Inc.#	8,771	3,214,835
Viavi Solutions, Inc.†	63,240	1,878,860
		8,284,287
Transportation — 3.3%
Expeditors International of Washington, Inc.	26,366	3,823,861
Hub Group, Inc., Class A	77,105	3,320,912
Landstar System, Inc.	10,956	1,785,280
Old Dominion Freight Line, Inc.	21,020	4,268,111
Ryder System, Inc.	11,683	2,588,486
XPO, Inc.†	25,515	5,370,142
		21,156,792
Total Long-Term Investment Securities (cost $550,499,846)		636,558,536
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional US Government Money Market Fund 3.38%(1)	3,114,828	3,114,828
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(1)(2)	2,971,600	2,971,600
Total Short-Term Investments (cost $6,086,428)		6,086,428
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 02/27/2026, to be repurchased 03/02/2026 in the amount of $437,240 and collateralized by $468,500 of United States Treasury Notes, bearing interest at 1.38% due 10/31/2028 and having an approximate value of $446,098 (cost $437,201)	$437,201	437,201
TOTAL INVESTMENTS (cost $557,023,475)	100.5%	643,082,165
Other assets less liabilities	(0.5)	(3,223,517)
NET ASSETS	100.0%	$639,858,648

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2026.
(2)
At February 28, 2026, the Fund had loaned securities with a total value of $9,869,809.
This was secured by collateral of $2,971,600, which was received in cash and subsequently invested in short-term investments currently valued at $2,971,600 as reported in the Portfolio of Investments. Additional collateral of $7,104,787 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$4,103
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	20,659
United States Treasury Bills	0.00%	04/16/2026 to 01/21/2027	101,463
United States Treasury Notes/Bonds	0.13% to 6.25%	03/31/2026 to 11/15/2055	6,978,562

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$636,558,536	$—	$—	$636,558,536
Short-Term Investments	6,086,428	—	—	6,086,428
Repurchase Agreements	—	437,201	—	437,201
Total Investments at Value	$642,644,964	$437,201	$—	$643,082,165

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Moderate Allocation Lifestyle Fund^
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.1%
Domestic Fixed Income Investment Companies — 42.1%
VALIC Company I Core Bond Fund	41,182,485	$427,062,373
VALIC Company I High Yield Bond Fund	1,468,432	10,954,500
Total Domestic Fixed Income Investment Companies (cost $404,782,333)		438,016,873
Domestic Equity Investment Companies — 41.6%
VALIC Company I Large Cap Core Fund	5,481,604	99,765,189
VALIC Company I Small Cap Growth Fund	1,012,314	18,484,861
VALIC Company I Small Cap Index Fund	139,146	2,596,460
VALIC Company I Small Cap Value Fund	1,266,506	18,452,993
VALIC Company I Stock Index Fund	2,232,725	152,807,686
VALIC Company I Systematic Growth Fund	3,754,767	76,709,897
VALIC Company I Systematic Value Fund	3,595,108	62,986,300
Total Domestic Equity Investment Companies (cost $358,869,637)		431,803,386
International Equity Investment Companies — 15.4%
VALIC Company I Emerging Economies Fund	581,241	5,353,232
VALIC Company I International Equities Index Fund	13,868,240	154,214,823
Total International Equity Investment Companies (cost $109,058,171)		159,568,055
Total Long-Term Investment Securities (cost $872,710,141)		1,029,388,314
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(2) (cost $6,485,248)	6,485,248	$6,485,248
TOTAL INVESTMENTS (cost $879,195,389)	99.7%	1,035,873,562
Other assets less liabilities	0.3	3,462,568
NET ASSETS	100.0%	$1,039,336,130

^	Prior to September 29, 2025, the Fund was known as Moderate Growth Lifestyle Fund.
#
The VALIC Company I Moderate Allocation Lifestyle Fund invests in various VALIC
Company I Funds. Additional information on the underlying funds including such funds'
prospectuses and shareholder reports are available at our website,
www.corebridgefinancial.com/rs.

(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of February 28, 2026.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,029,388,314	$—	$—	$1,029,388,314
Short-Term Investments	6,485,248	—	—	6,485,248
Total Investments at Value	$1,035,873,562	$—	$—	$1,035,873,562

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Auto Manufacturers — 4.3%
PACCAR, Inc.	30,810	$3,884,833
Tesla, Inc.†	106,108	42,709,531
		46,594,364
Beverages — 2.2%
Coca-Cola Europacific Partners PLC	26,749	2,953,892
Keurig Dr Pepper, Inc.	80,057	2,424,126
Monster Beverage Corp.†	57,215	4,880,440
PepsiCo, Inc.	80,250	13,621,635
		23,880,093
Biotechnology — 3.6%
Alnylam Pharmaceuticals, Inc.†	7,794	2,594,778
Amgen, Inc.	31,604	12,267,409
Gilead Sciences, Inc.	72,816	10,845,943
Insmed, Inc.†	12,532	1,871,403
Regeneron Pharmaceuticals, Inc.	6,046	4,725,977
Vertex Pharmaceuticals, Inc.†	14,873	7,389,353
		39,694,863
Chemicals — 1.3%
Linde PLC	27,405	13,923,932
Commercial Services — 1.3%
Automatic Data Processing, Inc.	23,735	5,087,835
Cintas Corp.	23,523	4,731,181
PayPal Holdings, Inc.	55,130	2,547,557
Verisk Analytics, Inc.	8,153	1,692,318
		14,058,891
Computers — 9.7%
Apple, Inc.	314,136	82,988,449
Cognizant Technology Solutions Corp., Class A	28,409	1,830,392
Crowdstrike Holdings, Inc., Class A†	14,729	5,478,893
Fortinet, Inc.†	43,675	3,451,635
Seagate Technology Holdings PLC	12,530	5,110,235
Western Digital Corp.	20,066	5,612,460
Zscaler, Inc.†	9,351	1,374,504
		105,846,568
Distribution/Wholesale — 0.5%
Copart, Inc.†	57,048	2,172,958
Fastenal Co.	67,237	3,095,592
		5,268,550
Electric — 1.6%
American Electric Power Co., Inc.	31,406	4,202,751
Constellation Energy Corp.	21,321	7,033,372
Exelon Corp.	58,973	2,917,394
Xcel Energy, Inc.	34,542	2,879,421
		17,032,938
Electronics — 0.8%
Honeywell International, Inc.	37,262	9,076,651
Engineering & Construction — 0.3%
Ferrovial SE#	42,938	3,193,728
Food — 0.6%
Kraft Heinz Co.	69,457	1,709,337
Mondelez International, Inc., Class A	75,732	4,663,576
		6,372,913
Healthcare-Products — 1.4%
GE HealthCare Technologies, Inc.	26,812	2,259,447
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
IDEXX Laboratories, Inc.†	4,670	$3,066,929
Intuitive Surgical, Inc.†	20,806	10,476,029
		15,802,405
Internet — 21.5%
Airbnb, Inc., Class A†	24,888	3,362,618
Alphabet, Inc., Class A	123,687	38,560,659
Alphabet, Inc., Class C	114,949	35,798,567
Amazon.com, Inc.†	227,267	47,726,070
AppLovin Corp., Class A†	18,026	7,837,164
Booking Holdings, Inc.	1,890	8,012,372
DoorDash, Inc., Class A†	23,838	4,206,692
MercadoLibre, Inc.†	2,980	5,237,588
Meta Platforms, Inc., Class A	62,435	40,469,118
Netflix, Inc.†	248,691	23,934,022
Palo Alto Networks, Inc.†	48,036	7,153,521
PDD Holdings, Inc. ADR†	39,202	4,066,424
Shopify, Inc., Class A†	71,754	8,662,860
		235,027,675
Lodging — 0.5%
Marriott International, Inc., Class A	15,746	5,380,881
Media — 1.4%
Charter Communications, Inc., Class A#†	7,601	1,783,423
Comcast Corp., Class A	213,308	6,604,016
Thomson Reuters Corp.#	26,223	2,528,159
Warner Bros. Discovery, Inc.†	145,774	4,106,453
		15,022,051
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.†	4,641	2,517,278
Oil & Gas — 0.3%
Diamondback Energy, Inc.	16,743	2,914,621
Oil & Gas Services — 0.3%
Baker Hughes Co.	57,910	3,779,207
Pharmaceuticals — 0.1%
Dexcom, Inc.†	22,853	1,678,096
Real Estate — 0.1%
CoStar Group, Inc.†	24,616	1,098,612
Retail — 7.1%
Costco Wholesale Corp.	26,010	26,290,648
O'Reilly Automotive, Inc.†	49,541	4,650,909
Ross Stores, Inc.	19,104	3,928,547
Starbucks Corp.	66,914	6,558,910
Walmart, Inc.	286,835	36,700,538
		78,129,552
Semiconductors — 25.7%
Advanced Micro Devices, Inc.†	95,551	19,130,266
Analog Devices, Inc.	28,738	10,224,693
Applied Materials, Inc.	46,755	17,406,886
ARM Holdings PLC ADR†	7,977	1,016,669
ASML Holding NV	5,166	7,493,593
Broadcom, Inc.	100,395	32,081,222
Intel Corp.†	279,954	12,768,702
KLA Corp.	7,711	11,755,805
Lam Research Corp.	73,717	17,241,669
Marvell Technology, Inc.	50,683	4,140,294
Microchip Technology, Inc.	31,864	2,378,329
Micron Technology, Inc.	66,047	27,235,801
Monolithic Power Systems, Inc.	2,807	3,207,671

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
NVIDIA Corp.	516,603	$91,536,886
NXP Semiconductors NV	14,769	3,352,711
QUALCOMM, Inc.	62,858	8,948,465
Texas Instruments, Inc.	53,328	11,311,402
		281,231,064
Software — 11.1%
Adobe, Inc.†	24,505	6,430,357
Atlassian Corp., Class A†	10,047	754,831
Autodesk, Inc.†	12,391	3,046,575
Cadence Design Systems, Inc.†	15,976	4,815,166
Datadog, Inc., Class A†	19,164	2,145,602
Electronic Arts, Inc.	14,625	2,933,336
Intuit, Inc.	16,378	6,699,093
Microsoft Corp.	158,008	62,056,062
Palantir Technologies, Inc., Class A†	134,069	18,392,926
Paychex, Inc.	21,177	1,983,226
Roper Technologies, Inc.	6,340	2,217,288
Strategy, Inc.#†	15,765	2,041,568
Synopsys, Inc.†	10,871	4,500,594
Take-Two Interactive Software, Inc.†	10,884	2,301,748
Workday, Inc., Class A†	12,519	1,674,542
		121,992,914
Telecommunications — 3.0%
Cisco Systems, Inc.	231,892	18,426,139
T-Mobile US, Inc.	65,646	14,251,090
		32,677,229
Transportation — 0.7%
CSX Corp.	109,710	4,683,520
Old Dominion Freight Line, Inc.	12,331	2,503,810
		7,187,330
Total Common Stocks (cost $535,871,725)		1,089,382,406
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
Invesco QQQ Trust Series 1 (cost $4,716)	10	6,073
Total Long-Term Investment Securities (cost $535,876,441)		1,089,388,479
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(1)	4,885,335	$4,885,335
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(1)(2)	1,828,529	1,828,529
Total Short-Term Investments (cost $6,713,864)		6,713,864
TOTAL INVESTMENTS (cost $542,590,305)	100.2%	1,096,102,343
Other assets less liabilities	(0.2)	(2,174,889)
NET ASSETS	100.0%	$1,093,927,454

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2026.
(2)
At February 28, 2026, the Fund had loaned securities with a total value of $4,769,589.
This was secured by collateral of $1,828,529, which was received in cash and subsequently invested in short-term investments currently valued at $1,828,529 as reported in the Portfolio of Investments. Additional collateral of $3,044,354 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$4,602
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	23,171
United States Treasury Notes/Bonds	0.13% to 6.25%	04/30/2026 to 08/15/2055	3,016,581

ADR—American Depositary Receipt
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
11	Long	NASDAQ 100 E-Mini Index	March 2026	$5,485,379	$5,501,045	$15,666

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,089,382,406	$—	$—	$1,089,382,406
Unaffiliated Investment Companies	6,073	—	—	6,073
Short-Term Investments	6,713,864	—	—	6,713,864
Total Investments at Value	$1,096,102,343	$—	$—	$1,096,102,343
Other Financial Instruments:†
Futures Contracts	$15,666	$—	$—	$15,666

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Aerospace/Defense — 1.0%
AeroVironment, Inc.†	28,674	$7,233,016
Kratos Defense & Security Solutions, Inc.†	128,215	11,049,569
Rocket Lab Corp.†	172,310	11,906,621
		30,189,206
Auto Manufacturers — 1.2%
Hyundai Motor Co.	27,553	12,909,782
Tesla, Inc.†	60,997	24,551,903
		37,461,685
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00(1)	963	10
PrognomiQ, Inc., Class A(1)(2)	28,713	9,188
		9,198
Computers — 14.2%
Apple, Inc.	848,150	224,064,267
Crowdstrike Holdings, Inc., Class A†	95,516	35,530,042
CyberArk Software, Ltd.†	14,346	645,570
International Business Machines Corp.	19,709	4,734,299
Lumentum Holdings, Inc.#†	68,711	48,160,227
Okta, Inc.†	92,402	6,699,145
Rubrik, Inc., Class A†	406,714	21,132,859
SailPoint, Inc.#†	557,309	7,858,057
Sandisk Corp.†	39,650	25,192,024
Seagate Technology Holdings PLC	32,785	13,371,034
Western Digital Corp.	125,004	34,963,619
Zscaler, Inc.†	46,690	6,862,963
		429,214,106
Electronics — 4.7%
Advanced Energy Industries, Inc.	51,768	17,371,788
Amphenol Corp., Class A	358,176	52,315,186
Celestica, Inc.†	52,451	14,561,971
Coherent Corp.†	91,528	23,699,345
Flex, Ltd.†	203,832	12,845,493
Gold Circuit Electronics, Ltd.	797,000	21,076,682
		141,870,465
Entertainment Software — 0.1%
Epic Games, Inc.(1)(2)	3,719	2,225,599
Healthcare-Services — 0.0%
Verily Life Sciences LLC Series B(1)(2)	6,986	230,957
Internet — 14.0%
Alphabet, Inc., Class A	212,040	66,105,590
Alphabet, Inc., Class C	503,905	156,931,134
Amazon.com, Inc.†	128,216	26,925,360
MercadoLibre, Inc.†	5,846	10,274,813
Meta Platforms, Inc., Class A	130,079	84,314,606
Palo Alto Networks, Inc.†	194,107	28,906,415
Robinhood Markets, Inc., Class A†	73,513	5,575,961
Shopify, Inc., Class A†	199,075	24,034,325
Spotify Technology SA†	39,710	20,448,267
		423,516,471
Machinery-Construction & Mining — 2.6%
Bloom Energy Corp., Class A†	107,975	16,808,468
BWX Technologies, Inc.	80,400	16,560,792
Siemens Energy AG	116,610	22,934,545
Vertiv Holdings Co., Class A	90,310	23,019,116
		79,322,921
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 0.8%
Elite Material Co., Ltd.	336,000	$25,570,597
Semiconductors — 41.4%
Advanced Micro Devices, Inc.†	97,925	19,605,564
Advantest Corp.	229,600	39,475,939
Analog Devices, Inc.	111,460	39,656,353
Applied Materials, Inc.	97,429	36,272,817
ARM Holdings PLC ADR#†	81,968	10,446,822
ASM International NV	13,818	11,660,994
ASML Holding NV	12,619	18,390,749
Broadcom, Inc.	630,521	201,482,985
KLA Corp.	33,581	51,195,914
Lam Research Corp.	382,080	89,364,691
Micron Technology, Inc.	163,336	67,354,866
Monolithic Power Systems, Inc.	32,519	37,160,762
NVIDIA Corp.	2,084,951	369,432,468
NXP Semiconductors NV	62,287	14,139,772
Samsung Electronics Co., Ltd.	1,126,590	169,556,298
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	213,028	79,796,028
		1,254,993,022
Software — 14.1%
Akamai Technologies, Inc.†	160,390	15,780,772
Cadence Design Systems, Inc.†	35,652	10,745,513
Cloudflare, Inc., Class A†	130,629	22,493,007
Datadog, Inc., Class A†	117,771	13,185,641
Figma, Inc., Class A†	268,324	7,886,042
IonQ, Inc.#†	174,695	6,703,047
Klaviyo, Inc., Class A†	311,275	5,419,298
Microsoft Corp.	464,827	182,556,156
MongoDB, Inc.†	64,461	21,173,505
Oracle Corp.	161,989	23,553,201
Palantir Technologies, Inc., Class A†	295,404	40,526,475
ServiceNow, Inc.†	110,445	11,929,164
Snowflake, Inc.†	287,807	48,469,577
Take-Two Interactive Software, Inc.†	73,283	15,497,889
		425,919,287
Telecommunications — 3.8%
Arista Networks, Inc.†	354,223	47,288,770
Ciena Corp.†	23,120	8,061,944
Cisco Systems, Inc.	145,797	11,585,030
Corning, Inc.	90,427	13,598,412
EchoStar Corp., Class A†	106,269	12,277,258
SoftBank Group Corp.	865,600	22,664,735
		115,476,149
Total Common Stocks (cost $1,915,558,022)		2,965,999,663
CONVERTIBLE PREFERRED STOCKS — 0.4%
Automotive - Cars & Lt. Trucks — 0.2%
Waymo LLC Series A-2 (1)(2)	21,059	3,553,285
Waymo LLC Series B-2(1)(2)	10,055	1,711,562
		5,264,847
Biotechnology — 0.0%
Freenome Holdings, Inc. Series B (1)(2)	94,602	282,860

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Biotechnology (continued)
Freenome Holdings, Inc. Series C(1)(2)		53,807	$164,649
Insitro, Inc. Series B(1)(2)		52,029	434,963
			882,472
E-Commerce/Services — 0.1%
Rappi, Inc. Series E (1)(2)		39,184	1,786,791
Rappi, Inc. Series F(1)(2)		14,609	666,170
			2,452,961
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)		69,360	1,040,400
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C (1)(2)		160,251	4,808
RefleXion Medical, Inc. Series D(1)(2)		67,040	2,011
			6,819
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5(1)(2)		542,402	555,257
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)		180,527	247,322
Therapeutics — 0.0%
Color Health, Inc. Series D-1(1)(2)		26,210	158,570
Total Convertible Preferred Stocks (cost $9,974,556)			10,608,648
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
KraneShares CSI China Internet ETF # (cost $38,080,205)		1,054,952	32,766,809
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences CMO Milestone †(1)		$216,096	123,175
Exact Sciences FDA Milestone †(1)		108,048	69,151
Total Escrows and Litigation Trusts (cost $0)			192,326
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	3,500	0
Total Long-Term Investment Securities (cost $1,963,612,783)			3,009,567,446
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(3)		8,726,071	8,726,071
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(3)(4)	358,515	$358,515
Total Short-Term Investments (cost $9,084,586)		9,084,586
TOTAL INVESTMENTS (cost $1,972,697,369)	99.7%	3,018,652,032
Other assets less liabilities	0.3	9,516,775
NET ASSETS	100.0%	$3,028,168,807

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28,
2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.	06/18/20, 03/29/21	3,719	$2,457,490	$2,225,599	$598.44	0.1%
PrognomiQ, Inc., Class A	11/15/19, 05/12/20, 09/11/20	28,713	645,122	9,188	0.32	0.0
Verily Life Sciences LLC Series B	1/23/19	6,986	861,094	230,957	33.06	0.0
Convertible Preferred Stocks
Color Health, Inc. Series D-1	01/13/20	26,210	543,971	158,570	6.05	0.0
Freenome Holdings, Inc. Series B	06/24/19	94,602	431,111	282,860	2.99	0.0
Freenome Holdings, Inc. Series C	08/14/20	53,807	355,842	164,649	3.06	0.0
Honor Tech, Inc. Series D	10/16/20	180,527	434,723	247,322	1.37	0.0
Insitro, Inc. Series B	05/21/20	52,029	324,177	434,963	8.36	0.0
Kardium, Inc. Series D-5	11/29/18	542,402	525,533	555,257	1.02	0.0
National Resilience, Inc. Series B	10/23/20	69,360	947,458	1,040,400	15.00	0.1
Rappi, Inc. Series E	09/08/20	39,184	2,341,089	1,786,791	45.60	0.1
Rappi, Inc. Series F	07/08/21	14,609	941,157	666,170	45.60	0.0
RefleXion Medical, Inc. Series C	04/03/18	160,251	271,145	4,808	0.03	0.0
RefleXion Medical, Inc. Series D	04/04/20	67,040	127,808	2,011	0.03	0.0

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Waymo LLC Series A-2	05/08/20	21,059	$1,808,277	$3,553,285	$168.73	0.1%
Waymo LLC Series B-2	06/11/21	10,055	922,265	1,711,562	170.22	0.1
				$13,074,392		0.5%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of February 28, 2026.
(4)
At February 28, 2026, the Fund had loaned securities with a total value of $27,567,458.
This was secured by collateral of $358,515, which was received in cash and subsequently invested in short-term investments currently valued at $358,515 as reported in the Portfolio of Investments. Additional collateral of $28,532,628 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$3,512
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	17,683
United States Treasury Bills	0.00%	04/16/2026 to 01/21/2027	409,508
United States Treasury Notes/Bonds	0.13% to 6.25%	04/15/2026 to 11/15/2055	28,101,925

ADR—American Depositary Receipt
ETF—Exchange Traded Fund

CAD—Canadian Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$—	$—	$9,198	$9,198
Electronics	120,793,783	21,076,682	—	141,870,465
Entertainment Software	—	—	2,225,599	2,225,599
Healthcare-Services	—	—	230,957	230,957
Miscellaneous Manufacturing	—	25,570,597	—	25,570,597
Other Industries	2,796,092,847	—	—	2,796,092,847
Convertible Preferred Stocks	—	—	10,608,648	10,608,648
Unaffiliated Investment Companies	32,766,809	—	—	32,766,809
Escrows and Litigation Trusts	—	—	192,326	192,326
Warrants	—	—	0	0
Short-Term Investments	9,084,586	—	—	9,084,586
Total Investments at Value	$2,958,738,025	$46,647,279	$13,266,728	$3,018,652,032

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Aerospace/Defense — 6.9%
AAR Corp.†	61,018	$7,149,479
Astronics Corp.†	78,144	6,299,969
ATI, Inc.†	60,288	9,862,514
Hexcel Corp.	101,792	9,435,101
Karman Holdings, Inc.†	51,488	4,536,608
		37,283,671
Agriculture — 0.0%
Farmer's Business Network, Inc.†(1)(2)	6,066	0
Airlines — 0.6%
Alaska Air Group, Inc.†	61,753	3,186,455
Banks — 2.1%
Bancorp, Inc.†	77,712	4,079,103
Coastal Financial Corp.†	32,510	2,411,917
SouthState Bank Corp.	29,222	2,883,335
Triumph Financial, Inc.†	33,779	1,886,895
		11,261,250
Biotechnology — 11.0%
ADMA Biologics, Inc.†	328,342	5,112,285
Akero Therapeutics, Inc. CVR†(1)	49,444	32,139
Arcellx, Inc.†	33,289	3,787,955
Arcutis Biotherapeutics, Inc.†	121,767	3,284,056
Bridgebio Pharma, Inc.†	93,295	6,202,252
Celldex Therapeutics, Inc.†	62,296	1,874,487
Cogent Biosciences, Inc.†	74,266	2,885,234
Crinetics Pharmaceuticals, Inc.#†	78,246	3,215,911
Cytokinetics, Inc.†	37,473	2,331,570
Edgewise Therapeutics, Inc.†	95,492	2,906,776
Evommune, Inc.†	38,499	1,000,974
Ionis Pharmaceuticals, Inc.†	35,875	2,911,256
Mineralys Therapeutics, Inc.†	60,199	1,761,423
Newamsterdam Pharma Co. NV#†	30,031	1,064,899
Nuvalent, Inc., Class A†	32,056	3,268,109
Praxis Precision Medicines, Inc.†	9,250	3,114,938
Revolution Medicines, Inc.†	37,123	3,787,288
Scholar Rock Holding Corp.†	65,933	2,918,854
UroGen Pharma, Ltd.#†	100,880	2,189,096
Vera Therapeutics, Inc.†	62,712	2,558,022
Viking Therapeutics, Inc.#†	24,243	820,383
Xenon Pharmaceuticals, Inc.†	62,142	2,686,399
		59,714,306
Building Materials — 3.5%
Fortune Brands Innovations, Inc.	59,980	3,259,313
Hayward Holdings, Inc.†	483,521	7,736,336
Titan America SA	209,541	3,796,883
Trex Co., Inc.†	104,515	4,329,011
		19,121,543
Chemicals — 1.2%
Element Solutions, Inc.	189,787	6,659,626
Commercial Services — 2.8%
Colliers International Group, Inc.	29,145	3,460,386
First Advantage Corp.#†	250,162	2,879,364
Herc Holdings, Inc.	44,148	6,171,449
Verra Mobility Corp.†	146,901	2,454,716
		14,965,915
Computers — 0.0%
Netskope, Inc., Class A†	17,859	192,877
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 2.0%
OPENLANE, Inc.†	216,027	$6,158,930
SiteOne Landscape Supply, Inc.†	31,258	4,466,455
		10,625,385
Diversified Financial Services — 3.3%
Dave, Inc.†	24,810	4,795,029
Enova International, Inc.†	20,688	2,876,666
Hamilton Lane, Inc., Class A	34,723	3,643,832
Miami International Holdings, Inc.†	80,872	3,445,147
Piper Sandler Cos.	11,542	3,411,238
		18,171,912
Electric — 2.3%
Oklo, Inc.†	20,629	1,298,595
Talen Energy Corp.†	15,442	5,728,519
TransAlta Corp.#	393,282	5,405,988
		12,433,102
Electrical Components & Equipment — 2.2%
Littelfuse, Inc.	16,305	5,746,861
Novanta, Inc.#†	46,498	6,250,726
		11,997,587
Electronics — 2.9%
Itron, Inc.†	23,442	2,202,376
Mirion Technologies, Inc.†	164,049	3,545,099
Plexus Corp.†	52,375	10,167,559
		15,915,034
Engineering & Construction — 5.0%
Argan, Inc.	14,079	6,353,149
Construction Partners, Inc., Class A†	74,925	10,067,672
Sterling Infrastructure, Inc.†	25,282	10,823,983
		27,244,804
Environmental Control — 1.4%
CECO Environmental Corp.#†	123,220	7,448,649
Food — 0.4%
Premium Brands Holdings Corp.	28,779	2,236,620
Healthcare-Products — 2.7%
Alphatec Holdings, Inc.†	521,589	7,104,042
SI-BONE, Inc.†	212,956	3,305,077
Twist Bioscience Corp.†	44,900	2,106,708
UFP Technologies, Inc.†	9,464	1,992,929
		14,508,756
Healthcare-Services — 5.0%
Encompass Health Corp.	50,297	5,426,041
Ensign Group, Inc.	32,147	6,884,923
HealthEquity, Inc.†	59,614	4,559,875
PACS Group, Inc.†	47,072	1,718,599
Pediatrix Medical Group, Inc. †	131,686	2,613,967
RadNet, Inc.#†	52,967	3,697,626
U.S. Physical Therapy, Inc.	28,267	2,345,030
		27,246,061
Human Resources — 0.0%
Checkr, Inc.†(1)(2)	5,868	47,590
Insurance — 1.1%
Bowhead Specialty Holdings, Inc.†	112,503	2,849,701
HCI Group, Inc.	17,584	3,102,169
		5,951,870

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 3.2%
Etoro Group, Ltd., Class A†	69,350	$2,126,964
Magnite, Inc.†	317,855	4,329,185
Q2 Holdings, Inc.†	90,072	4,334,265
RealReal, Inc.†	196,881	2,413,761
Wayfair, Inc., Class A†	51,638	3,941,529
		17,145,704
Investment Companies — 1.2%
Core Scientific, Inc.#†	209,786	3,560,068
Riot Platforms, Inc.†	167,220	2,724,014
		6,284,082
Iron/Steel — 1.5%
Carpenter Technology Corp.	19,985	7,955,429
Leisure Time — 3.0%
Callaway Golf Co †	181,248	2,548,347
Brunswick Corp.	31,981	2,546,327
Life Time Group Holdings, Inc.†	181,426	4,898,502
OneSpaWorld Holdings, Ltd.	109,922	2,366,621
Planet Fitness, Inc., Class A†	47,691	3,917,815
		16,277,612
Machinery-Construction & Mining — 0.4%
Forgent Power Solutions, Inc.†	65,870	2,265,269
Machinery-Diversified — 3.7%
Applied Industrial Technologies, Inc.	14,071	3,976,183
Cognex Corp.	72,172	3,926,157
Flowserve Corp.	60,108	5,320,760
Regal Rexnord Corp.	31,188	6,891,924
		20,115,024
Media — 0.8%
New York Times Co., Class A	54,827	4,374,646
Metal Fabricate/Hardware — 1.8%
RBC Bearings, Inc.†	16,836	9,696,189
Mining — 1.4%
Centrus Energy Corp., Class A#†	10,514	2,130,031
SSR Mining, Inc.†	169,051	5,441,752
		7,571,783
Miscellaneous Manufacturing — 1.3%
Fabrinet†	12,617	6,884,214
Oil & Gas — 0.9%
PBF Energy, Inc., Class A	141,525	5,038,290
Oil & Gas Services — 0.4%
Expro Group Holdings NV†	135,121	2,413,261
Pharmaceuticals — 3.2%
Alkermes PLC†	99,075	2,982,158
Centessa Pharmaceuticals PLC ADR†	100,112	2,689,008
Madrigal Pharmaceuticals, Inc.†	13,840	5,978,880
Protagonist Therapeutics, Inc.†	44,088	4,059,623
Vaxcyte, Inc.†	28,906	1,784,656
		17,494,325
Private Equity — 0.3%
Ridgepost Capital, Inc.#	238,833	1,927,382
Real Estate — 0.7%
FirstService Corp.#	24,056	3,790,621
Security Description	Shares or Principal Amount	Value

REITS — 0.6%
American Healthcare REIT, Inc.	68,179	$3,561,671
Retail — 5.0%
Boot Barn Holdings, Inc.†	33,562	6,350,602
Five Below, Inc.†	30,496	6,816,771
Freshpet, Inc.†	33,889	2,861,926
National Vision Holdings, Inc.†	183,277	4,942,981
Ollie's Bargain Outlet Holdings, Inc.†	20,205	2,163,955
PriceSmart, Inc.	25,086	3,878,797
		27,015,032
Semiconductors — 7.0%
Impinj, Inc.†	32,049	3,931,130
Lattice Semiconductor Corp.†	38,417	3,673,434
MACOM Technology Solutions Holdings, Inc.†	21,911	5,436,557
MKS, Inc.	22,965	5,614,024
Onto Innovation, Inc.†	11,633	2,511,448
Silicon Laboratories, Inc.†	44,014	9,002,183
SiTime Corp.†	15,563	6,192,207
Veeco Instruments, Inc.†	51,376	1,570,051
		37,931,034
Software — 4.4%
Agilysys, Inc.#†	63,791	4,603,796
Chime Financial, Inc., Class A†	127,155	2,813,940
Descartes Systems Group, Inc.†	25,092	1,662,345
Elastic NV†	30,937	1,610,889
Hinge Health, Inc., Class A†	103,089	4,408,086
Klaviyo, Inc., Class A†	193,265	3,364,744
Omada Health, Inc.#†	214,089	2,629,013
Pegasystems, Inc.	42,556	1,860,974
Phreesia, Inc.†	86,272	1,063,734
		24,017,521
Telecommunications — 1.5%
Credo Technology Group Holding, Ltd.†	42,733	4,797,634
Globalstar, Inc.#†	52,179	3,249,186
NII Holdings, Inc.(1)	3,000	0
		8,046,820
Total Common Stocks (cost $468,398,810)		536,018,922
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	2,221	0
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	13,558
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	28,323
Human Resources — 0.1%
Checkr, Inc. Series C †(1)(2)	8,994	72,941
Checkr, Inc. Series D†(1)(2)	12,252	99,364
		172,305
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C †(1)(2)	6,234	94,133

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Medical - Biomedical/Gene — 0.0%
National Resilience, Inc. Series B†(1)(2)	5,496	$82,440
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	60,238
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	59,078
Transportation — 0.0%
Haul Hub, Inc. Series B†(1)(2)	2,168	911
Total Convertible Preferred Stocks (cost $721,279)		510,986
Total Long-Term Investment Securities (cost $469,120,089)		536,529,908
SHORT-TERM INVESTMENTS — 1.7%
Unaffiliated Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(3)	7,229,400	7,229,400
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(3)(4)	2,005,307	2,005,307
Total Short-Term Investments (cost $9,234,707)		9,234,707
TOTAL INVESTMENTS (cost $478,354,796)	100.5%	545,764,615
Other assets less liabilities	(0.5)	(2,969,304)
NET ASSETS	100.0%	$542,795,311

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28,
2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Checkr, Inc.	06/29/18, 12/02/19	5,868	$44,688	$47,590	$8.11	0.0%
Farmer's Business Network, Inc.	11/03/17	6,066	112,003	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Checkr, Inc. Series C	04/10/18	8,994	$40,926	$72,941	$8.11	0.0%
Checkr, Inc. Series D	09/06/19	12,252	123,526	99,364	8.11	0.1
Farmer's Business Network, Inc. Series D	11/03/17	2,221	41,009	0	0.00	0.0
Flexe, Inc. Series C	11/18/20	4,643	56,492	13,558	2.92	0.0
Haul Hub, Inc. Series B	02/14/20	2,168	31,609	911	0.42	0.0
Honor Tech, Inc. Series D	10/16/20	43,123	103,844	59,078	1.37	0.0
Kardium, Inc. Series D	01/08/21	58,843	59,775	60,238	1.02	0.0
National Resilience, Inc. Series B	10/23/20	5,496	75,075	82,440	15.00	0.0
Nuro, Inc. Series C	10/30/20	6,234	81,383	94,133	15.10	0.0
Sila Nanotechnologies, Inc. Series F	01/07/21	2,608	107,640	28,323	10.86	0.0
				$558,576		0.1%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of February 28, 2026.
(4)
At February 28, 2026, the Fund had loaned securities with a total value of $18,439,307.
This was secured by collateral of $2,005,307, which was received in cash and subsequently invested in short-term investments currently valued at $2,005,307 as reported in the Portfolio of Investments. Additional collateral of $17,312,427 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$9,327
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	46,958
United States Treasury Bills	0.00%	04/16/2026 to 01/21/2027	433,832
United States Treasury Notes/Bonds	0.13% to 6.25%	04/15/2026 to 02/15/2056	16,822,310

ADR—American Depositary Receipt
CVR—Contingent Value Rights

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CAD	16,525,857	USD	12,081,174	03/27/2026	$—	$(46,915)
	USD	2,051,677	CAD	2,810,689	03/27/2026	11,047	—
Unrealized Appreciation (Depreciation)						$11,047	$(46,915)

CAD—Canadian Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$—	$—	$0	$0
Biotechnology	59,682,167	—	32,139	59,714,306
Human Resources	—	—	47,590	47,590
Telecommunications	8,046,820	—	0	8,046,820
Other Industries	468,210,206	—	—	468,210,206
Convertible Preferred Stocks	—	—	510,986	510,986
Short-Term Investments	9,234,707	—	—	9,234,707
Total Investments at Value	$545,173,900	$—	$590,715	$545,764,615
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$11,047	$—	$11,047
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$46,915	$—	$46,915

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Advertising — 0.0%
Advantage Solutions, Inc.#†	38,322	$20,016
Arena Group Holdings, Inc.#†	6,726	19,438
Boston Omaha Corp., Class A#†	9,272	114,509
National CineMedia, Inc.	26,068	92,802
Nexxen International, Ltd.†	14,413	92,820
Stagwell, Inc.#†	45,435	218,997
TechTarget, Inc.#†	10,795	37,890
		596,472
Aerospace/Defense — 2.0%
AAR Corp.†	15,650	1,833,710
AeroVironment, Inc.†	15,209	3,836,470
AerSale Corp.†	13,079	102,016
AIRO Group Holdings, Inc.†	3,001	29,410
Amprius Technologies, Inc.†	43,538	467,163
Archer Aviation, Inc., Class A#†	253,673	1,806,152
Astronics Corp.†	12,407	1,000,252
Ducommun, Inc.†	5,635	696,430
Eve Holding, Inc.†	40,458	121,374
Firefly Aerospace, Inc.#†	8,689	167,437
Intuitive Machines, Inc.#†	44,476	732,964
Joby Aviation, Inc.†	207,283	2,085,267
Kratos Defense & Security Solutions, Inc.†	67,050	5,778,369
Mercury Systems, Inc.†	20,928	1,863,220
Moog, Inc., Class A	11,313	3,817,346
National Presto Industries, Inc.	2,022	266,783
Red Cat Holdings, Inc.†	41,644	485,153
Redwire Corp.†	29,097	263,910
Voyager Technologies, Inc., Class A†	5,267	140,576
		25,494,002
Agriculture — 0.3%
Alico, Inc.	2,172	89,660
Andersons, Inc.	13,284	867,312
Dole PLC	33,188	532,336
Fresh Del Monte Produce, Inc.	13,681	587,325
Ispire Technology, Inc.#†	7,662	18,006
Limoneira Co.	6,773	95,432
Tejon Ranch Co.#†	8,001	140,898
Turning Point Brands, Inc.	7,029	962,903
Universal Corp.	9,532	512,154
Vital Farms, Inc.#†	13,791	290,852
		4,096,878
Airlines — 0.3%
Allegiant Travel Co.†	5,693	581,540
Frontier Group Holdings, Inc.#†	36,973	164,160
JetBlue Airways Corp.†	121,539	673,326
SkyWest, Inc.†	16,186	1,684,639
Sun Country Airlines Holdings, Inc.†	20,153	396,611
		3,500,276
Apparel — 0.4%
Capri Holdings, Ltd.†	47,018	964,339
Carter's, Inc.	14,169	475,370
Ermenegildo Zegna NV#	24,401	274,999
Kontoor Brands, Inc.	22,153	1,444,597
Lakeland Industries, Inc.#	3,724	34,149
Oxford Industries, Inc.#	5,610	222,100
Rocky Brands, Inc.	2,871	129,769
Steven Madden, Ltd.	28,922	1,044,084
Superior Group of Cos., Inc.	4,600	45,678
Torrid Holdings, Inc.†	9,630	9,823
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	2,158	$67,481
Wolverine World Wide, Inc.	31,752	561,058
		5,273,447
Auto Manufacturers — 0.1%
Blue Bird Corp.†	12,896	751,450
Faraday Future Intelligent Electric, Inc.#†	56,002	27,413
Hyliion Holdings Corp.#†	53,545	109,767
Wabash National Corp.	15,707	159,426
		1,048,056
Auto Parts & Equipment — 1.0%
Dauch Corp.†	92,282	609,061
Adient PLC†	33,104	805,089
Aeva Technologies, Inc.#†	15,403	204,244
Cooper-Standard Holdings, Inc.†	6,601	253,742
Dana, Inc.	47,342	1,620,990
Dorman Products, Inc.†	11,098	1,308,010
Douglas Dynamics, Inc.	9,263	425,357
Fox Factory Holding Corp.†	17,063	287,341
Garrett Motion, Inc.	63,905	1,301,106
Gentherm, Inc.†	12,036	394,420
Goodyear Tire & Rubber Co.†	111,585	920,576
Holley, Inc.†	29,526	120,466
indie Semiconductor, Inc., Class A†	78,498	287,303
Methode Electronics, Inc.	14,104	119,320
Microvast Holdings, Inc.#†	77,827	174,332
Miller Industries, Inc.	4,261	179,090
Motorcar Parts of America, Inc.†	5,096	52,693
Phinia, Inc.	15,333	1,113,636
Solid Power, Inc.#†	60,743	215,030
Standard Motor Products, Inc.	8,444	335,058
Strattec Security Corp.†	1,563	137,544
Titan International, Inc.†	18,692	181,873
Visteon Corp.	11,092	1,061,172
XPEL, Inc.#†	10,489	447,041
		12,554,494
Banks — 8.5%
Mechanics Bancorp, Class A	19,323	275,546
1st Source Corp.	7,417	497,013
ACNB Corp.	4,430	223,272
Alerus Financial Corp.	9,632	229,627
Amalgamated Financial Corp.	9,390	361,421
Amerant Bancorp, Inc.	14,585	311,390
Ameris Bancorp	26,607	2,066,300
Ames National Corp.	3,617	97,695
Arrow Financial Corp.	6,941	231,205
Associated Banc-Corp.	66,909	1,767,067
Atlantic Union Bankshares Corp.	57,336	2,124,872
Avidbank Holdings, Inc.†	1,089	31,450
BancFirst Corp.	8,444	928,840
Bancorp, Inc.†	16,254	853,172
Bank First Corp.	3,747	504,608
Bank of Hawaii Corp.	14,348	1,087,148
Bank of Marin Bancorp	5,583	138,961
Bank of N.T. Butterfield & Son, Ltd.	16,910	858,182
Bank7 Corp.	1,682	68,424
BankUnited, Inc.	28,970	1,352,899
Bankwell Financial Group, Inc.	2,759	128,845
Banner Corp.	13,428	790,238
Bar Harbor Bankshares	7,018	226,401
BayCom Corp.	4,258	125,185
BCB Bancorp, Inc.	6,313	50,504

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Blue Foundry Bancorp†	7,295	$96,148
Blue Ridge Bankshares, Inc.#	26,121	106,051
Bridgewater Bancshares, Inc.†	8,254	150,883
Burke & Herbert Financial Services Corp.	5,477	352,938
Business First Bancshares, Inc.#	11,595	316,543
Byline Bancorp, Inc.	12,527	390,842
C & F Financial Corp.	1,241	90,370
California Bancorp	9,840	180,170
Camden National Corp.	6,953	320,950
Capital Bancorp, Inc.	4,472	131,522
Capital City Bank Group, Inc.	5,383	230,635
Carter Bankshares, Inc.†	8,815	183,705
Cathay General Bancorp	26,738	1,329,146
CB Financial Services, Inc.	1,896	66,000
Central Pacific Financial Corp.	9,572	304,868
Chain Bridge Bancorp, Inc., Class A†	952	32,844
Chemung Financial Corp.	1,693	93,995
ChoiceOne Financial Services, Inc.	5,464	156,380
Citizens & Northern Corp.	6,610	148,461
Citizens Financial Services, Inc.	1,771	106,366
City Holding Co.	5,542	664,874
Civista Bancshares, Inc.	8,111	193,123
CNB Financial Corp.	11,712	328,053
Coastal Financial Corp.†	5,082	377,034
CoastalSouth Bancshares, Inc.	2,044	50,180
Colony Bankcorp, Inc.	6,454	127,983
Commercial Bancgroup, Inc.†	2,514	65,389
Community Financial System, Inc.	21,289	1,289,049
Community Trust Bancorp, Inc.	6,303	378,432
Community West Bancshares	6,648	154,433
ConnectOne Bancorp, Inc.	19,688	522,323
Customers Bancorp, Inc.†	12,608	850,284
CVB Financial Corp.	51,509	990,518
Dime Community Bancshares, Inc.	15,707	508,121
Eagle Bancorp, Inc.	11,615	295,602
Eagle Financial Services, Inc.	1,868	64,838
Eastern Bankshares, Inc.	89,072	1,742,248
ECB Bancorp, Inc.#†	3,129	53,788
Enterprise Financial Services Corp.	14,867	848,906
Equity Bancshares, Inc., Class A	6,446	289,296
Esquire Financial Holdings, Inc.	2,950	297,891
Farmers & Merchants Bancorp, Inc.	5,001	129,326
Farmers National Banc Corp.	15,830	204,682
FB Bancorp, Inc.†	7,252	95,509
FB Financial Corp.	16,761	916,659
Fidelity D&D Bancorp, Inc.	1,933	84,762
Financial Institutions, Inc.	8,275	259,670
Finwise Bancorp†	3,685	62,055
First Bancorp	15,905	903,245
First Bancorp, Inc.	4,861	134,407
First BanCorp.	62,902	1,329,119
First Bank	8,288	131,945
First Busey Corp.	34,252	868,631
First Business Financial Services, Inc.	3,110	169,962
First Commonwealth Financial Corp.	41,129	720,991
First Community Bankshares, Inc.	6,392	250,119
First Community Corp.	3,008	86,691
First Financial Bancorp	39,683	1,113,902
First Financial Bankshares, Inc.	53,789	1,663,694
First Financial Corp.	4,686	296,905
First Foundation, Inc.†	25,563	150,055
First Internet Bancorp	3,068	62,219
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Interstate BancSystem, Inc., Class A	35,969	$1,244,887
First Merchants Corp.	25,220	985,598
First Mid Bancshares, Inc.	8,733	358,140
First National Corp.	3,170	84,164
First United Corp.	2,448	86,831
Firstsun Capital Bancorp#†	4,855	177,062
Five Star Bancorp	6,051	235,565
Flagstar Financial, Inc.	122,170	1,550,337
Franklin Financial Services Corp.	1,704	87,722
Fulton Financial Corp.	72,193	1,476,347
FVCBankcorp, Inc.	6,225	96,114
GBank Financial Holdings, Inc.#†	3,422	103,379
German American Bancorp, Inc.	14,866	614,560
Glacier Bancorp, Inc.	51,619	2,348,148
Great Southern Bancorp, Inc.	3,319	204,218
Hancock Whitney Corp.	34,113	2,244,977
Hanmi Financial Corp.	11,559	301,805
Hanover Bancorp, Inc.	1,926	39,830
Hawthorn Bancshares, Inc.	2,364	77,988
HBT Financial, Inc.	5,105	137,631
Heritage Commerce Corp.	25,144	312,540
Heritage Financial Corp.	13,438	354,898
Hilltop Holdings, Inc.	17,802	666,329
Home BancShares, Inc.	75,755	2,080,232
Hope Bancorp, Inc.	48,747	548,891
Horizon Bancorp, Inc.	20,198	340,134
Independent Bank Corp.	20,240	1,580,137
Independent Bank Corp.	7,896	274,386
International Bancshares Corp.	21,928	1,471,588
Investar Holding Corp.	3,396	95,869
John Marshall Bancorp, Inc.	5,094	97,805
Kearny Financial Corp.	24,675	188,764
Lakeland Financial Corp.	9,907	575,498
Landmark Bancorp, Inc.	1,938	53,760
LCNB Corp.	5,473	92,986
LINKBANCORP, Inc.	8,747	75,662
Live Oak Bancshares, Inc.	14,553	527,837
MainStreet Bancshares, Inc.	2,860	63,492
Mercantile Bank Corp.	6,484	334,963
Merchants Bancorp	10,590	447,745
Meridian Corp.	3,688	71,695
Metrocity Bankshares, Inc.	7,875	221,288
Metropolitan Bank Holding Corp.	3,793	319,181
Mid Penn Bancorp, Inc.	7,752	249,382
Middlefield Banc Corp.	2,951	99,360
Midland States Bancorp, Inc.	7,998	176,996
MVB Financial Corp.	4,242	114,534
National Bank Holdings Corp., Class A	14,375	574,856
National Bankshares, Inc.	2,532	95,077
NB Bancorp, Inc.	16,405	350,083
NBT Bancorp, Inc.	20,177	861,961
NewtekOne, Inc.	9,631	118,269
Nicolet Bankshares, Inc.	7,423	1,133,937
Northeast Bank	2,932	325,100
Northeast Community Bancorp, Inc.	4,793	115,991
Northpointe Bancshares, Inc.	8,841	159,668
Northrim BanCorp, Inc.	8,967	210,635
Norwood Financial Corp.	3,984	115,775
Oak Valley Bancorp	2,780	88,960
OFG Bancorp	17,391	697,031
Ohio Valley Banc Corp.	1,545	65,863
Old National Bancorp	140,852	3,253,681
Old Second Bancorp, Inc.	20,039	393,366

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
OP Bancorp	4,790	$63,994
Orange County Bancorp, Inc.	4,162	138,220
Origin Bancorp, Inc.	12,291	511,306
Orrstown Financial Services, Inc.	7,399	265,920
Park National Corp.	5,844	961,513
Parke Bancorp, Inc.	4,035	112,415
Pathward Financial, Inc.	8,456	767,720
Patriot National Bancorp, Inc.†	29,425	36,781
PCB Bancorp	4,141	92,593
Peapack-Gladstone Financial Corp.	6,165	206,466
Peoples Bancorp of North Carolina, Inc.	1,713	65,454
Peoples Bancorp, Inc.	13,818	445,907
Peoples Financial Services Corp.	3,908	209,469
Pioneer Bancorp, Inc.†	4,575	64,553
Plumas Bancorp	2,577	129,623
Ponce Financial Group, Inc.†	7,484	121,615
Primis Financial Corp.	8,462	111,783
Princeton Bancorp, Inc.	2,157	73,273
QCR Holdings, Inc.	6,787	587,075
RBB Bancorp	6,367	136,891
Red River Bancshares, Inc.	2,070	183,609
Renasant Corp.	37,915	1,427,500
Republic Bancorp, Inc., Class A	3,519	242,811
Rhinebeck Bancorp, Inc.#†	1,836	29,376
Richmond Mutual BanCorp, Inc.#	3,703	49,991
S&T Bancorp, Inc.	15,071	630,119
SB Financial Group, Inc.	2,415	50,135
Seacoast Banking Corp. of Florida	35,135	1,093,401
ServisFirst Bancshares, Inc.	20,747	1,680,714
Shore Bancshares, Inc.	12,871	239,143
Sierra Bancorp	4,776	171,840
Simmons First National Corp., Class A	56,857	1,132,023
SmartFinancial, Inc.	6,220	243,886
South Plains Financial, Inc.	5,012	205,292
Southern First Bancshares, Inc.†	3,008	167,967
Southside Bancshares, Inc.	11,392	356,797
SR Bancorp, Inc.#	3,200	52,960
Stellar Bancorp, Inc.	19,197	722,959
Stock Yards Bancorp, Inc.	10,730	688,222
Texas Capital Bancshares, Inc.†	18,296	1,743,609
Third Coast Bancshares, Inc.†	4,951	196,109
Tompkins Financial Corp.	5,311	407,407
Towne Bank	29,632	1,015,192
TriCo Bancshares	12,432	594,001
Triumph Financial, Inc.†	8,943	499,556
TrustCo Bank Corp.	6,753	292,878
Trustmark Corp.	22,134	942,687
UMB Financial Corp.	29,224	3,386,477
Union Bankshares, Inc.#	1,480	34,410
United Bankshares, Inc.	56,240	2,322,712
United Community Banks, Inc.	44,617	1,435,329
United Security Bancshare/Ca	5,630	58,496
Unity Bancorp, Inc.	2,818	149,889
Univest Financial Corp.	11,195	375,592
Valley National Bancorp	195,051	2,459,593
Virginia National Bankshares Corp.	1,936	74,962
Walker & Dunlop, Inc.	13,376	615,430
Washington Trust Bancorp, Inc.	7,918	266,757
WesBanco, Inc.	38,070	1,327,501
West BanCorp, Inc.	6,647	161,854
Security Description	Shares or Principal Amount	Value

Banks (continued)
Westamerica BanCorp	9,539	$483,150
Western New England Bancorp, Inc.	7,358	94,550
		105,706,960
Beverages — 0.1%
BRC, Inc., Class A#†	50,203	31,603
MGP Ingredients, Inc.	5,391	102,429
National Beverage Corp.†	9,937	361,210
Vita Coco Co., Inc.†	19,260	1,118,236
Westrock Coffee Co.†	14,656	64,779
Zevia PBC, Class A†	21,300	28,542
		1,706,799
Biotechnology — 8.2%
4D Molecular Therapeutics, Inc.†	17,299	167,108
Aardvark Therapeutics, Inc.#†	4,636	57,904
Abeona Therapeutics, Inc.#†	16,352	83,722
Absci Corp.#†	57,891	158,621
ACADIA Pharmaceuticals, Inc.†	50,045	1,229,105
ADC Therapeutics SA†	35,248	144,517
ADMA Biologics, Inc.†	93,175	1,450,735
Akero Therapeutics, Inc. CVR†(1)	25,930	16,855
Aldeyra Therapeutics, Inc.†	21,876	119,443
Alector, Inc.†	39,565	96,143
Allogene Therapeutics, Inc.†	62,314	173,233
Alpha Teknova, Inc.#†	4,411	11,380
Altimmune, Inc.†	34,369	148,130
Alumis Inc†	23,118	686,373
Amicus Therapeutics, Inc.†	119,732	1,720,549
AnaptysBio, Inc.†	7,269	400,158
Anavex Life Sciences Corp.†	32,509	144,015
ANI Pharmaceuticals, Inc.†	7,481	552,846
Annexon, Inc.†	41,099	230,154
Apogee Therapeutics, Inc.†	15,531	1,087,170
Arbutus Biopharma Corp.†	58,500	272,610
Arcellx, Inc.†	13,863	1,577,471
Arcturus Therapeutics Holdings, Inc.#†	9,752	80,259
Arcus Biosciences, Inc.†	32,254	657,014
Arcutis Biotherapeutics, Inc.†	44,244	1,193,261
Ardelyx, Inc.†	98,088	642,476
ArriVent Biopharma, Inc.†	11,833	271,804
Arrowhead Pharmaceuticals, Inc.†	53,334	3,374,442
ARS Pharmaceuticals, Inc.#†	22,923	212,725
Atea Pharmaceuticals, Inc.†	30,676	143,564
Atlantic International Corp.†	4,579	14,424
Aura Biosciences, Inc.#†	19,781	116,510
Aurinia Pharmaceuticals, Inc.†	48,748	690,759
Axsome Therapeutics, Inc.†	16,490	2,702,546
Beam Therapeutics, Inc.†	38,553	1,097,218
Benitec Biopharma, Inc.†	5,844	63,700
Bicara Therapeutics, Inc.†	12,928	216,932
BioAge Labs, Inc.†	9,343	208,069
BioCryst Pharmaceuticals, Inc.†	92,438	808,833
Biohaven, Ltd.†	37,039	426,689
Bridgebio Pharma, Inc.†	63,785	4,240,427
Bright Minds Biosciences, Inc.#†	2,128	178,369
Capricor Therapeutics, Inc.†	15,857	442,886
Cardiff Oncology, Inc.#†	23,843	46,255
Cartesian Therapeutics, Inc.#†	3,544	26,899
Cartesian Therapeutics, Inc. CVR#†(1)	44,751	11,635
Celcuity, Inc.†	12,930	1,444,410
Celldex Therapeutics, Inc.†	26,856	808,097
CG oncology, Inc.†	22,457	1,320,472

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Chinook Therapeutics, Inc. CVR†(1)	22,455	$3,817
Cogent Biosciences, Inc.†	55,867	2,170,433
Compass Therapeutics, Inc.†	51,859	293,003
Crinetics Pharmaceuticals, Inc.#†	39,300	1,615,230
CRISPR Therapeutics AG#†	35,033	2,106,885
Cullinan Therapeutics, Inc.†	21,532	333,746
Cytek Biosciences, Inc.†	50,584	226,616
Cytokinetics, Inc.†	46,949	2,921,167
Day One Biopharmaceuticals, Inc.†	32,342	342,825
Definium Therapeutics, Inc.†	37,474	653,921
Denali Therapeutics, Inc.†	53,395	1,130,906
Design Therapeutics, Inc.†	9,057	94,555
DiaMedica Therapeutics, Inc.#†	13,330	105,974
Dianthus Therapeutics, Inc.†	9,638	531,921
Disc Medicine, Inc.†	10,220	680,856
Dyne Therapeutics, Inc.†	50,384	786,998
Edgewise Therapeutics, Inc.†	27,423	834,756
Editas Medicine, Inc.†	34,832	76,630
Eledon Pharmaceuticals, Inc.#†	19,778	51,818
Emergent BioSolutions, Inc.†	20,896	170,302
Entrada Therapeutics, Inc.†	11,742	140,082
Erasca, Inc.†	69,466	948,906
Esperion Therapeutics, Inc.#†	95,928	321,359
Evolus, Inc.†	22,671	97,485
EyePoint Pharmaceuticals, Inc.†	30,392	533,684
Fate Therapeutics, Inc.†	38,835	57,476
Forafric Global PLC#†	2,051	19,813
Geron Corp.†	224,012	376,340
Gossamer Bio, Inc.†	73,097	31,059
Greenwich Lifesciences, Inc.#†	2,343	64,948
GTX, Inc. CVR#†(1)	368	0
Humacyte, Inc.#†	70,822	78,967
Icosavax, Inc. CVR†(1)	10,570	3,277
Ideaya Biosciences, Inc.†	32,392	1,043,022
ImmunityBio, Inc.#†	119,137	1,165,160
Immunome, Inc.†	38,028	831,292
Immunovant, Inc.†	28,563	792,052
Inhibrx Biosciences, Inc.†	3,556	263,606
Inhibrx, Inc. CVR†(1)	13,726	22,785
Inmune Bio, Inc.#†	7,131	9,199
Innoviva, Inc.†	24,800	569,408
Intellia Therapeutics, Inc.#†	40,530	558,503
Iovance Biotherapeutics, Inc.†	121,547	469,171
Jade Biosciences, Inc.	18,412	273,050
Janux Therapeutics, Inc.†	17,954	244,354
Keros Therapeutics, Inc.†	11,947	169,528
Kodiak Sciences, Inc.†	13,221	354,323
Korro Bio, Inc.†	2,289	27,766
Krystal Biotech, Inc.†	9,965	2,746,753
Kura Oncology, Inc.†	32,301	281,988
Kymera Therapeutics, Inc.†	22,674	2,071,270
Larimar Therapeutics, Inc.#†	21,587	114,627
LB Pharmaceuticals, Inc.†	8,153	195,754
LENZ Therapeutics, Inc.#†	6,136	82,775
Lexeo Therapeutics, Inc.†	26,410	189,624
Ligand Pharmaceuticals, Inc.†	7,793	1,545,430
Liquidia Corp.†	26,006	806,706
MapLight Therapeutics, Inc.†	7,465	128,921
Maravai LifeSciences Holdings, Inc., Class A†	44,799	159,484
Maze Therapeutics, Inc.#†	8,617	392,849
MBX Biosciences, Inc.†	11,217	365,113
MeiraGTx Holdings PLC#†	18,393	139,051
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Mineralys Therapeutics, Inc.†	18,434	$539,379
Monopar Therapeutics, Inc.#†	2,028	111,145
Monte Rosa Therapeutics, Inc.†	18,370	326,068
Myriad Genetics, Inc.†	36,662	169,012
NeoGenomics, Inc.†	50,815	499,511
Niagen Bioscience, Inc.#†	20,341	102,722
Nkarta, Inc.†	22,621	61,077
Novavax, Inc.#†	61,676	625,395
Nurix Therapeutics, Inc.†	41,055	655,648
Nuvalent, Inc., Class A†	20,119	2,051,132
Nuvation Bio, Inc.#†	95,008	561,497
Olema Pharmaceuticals, Inc.†	24,502	592,948
Omeros Corp.#†	26,718	321,952
Organogenesis Holdings, Inc.†	25,562	82,054
Oruka Therapeutics, Inc.#†	15,468	532,254
Palvella Therapeutics, Inc.†	2,794	377,246
Perspective Therapeutics, Inc.†	23,008	124,243
Phathom Pharmaceuticals, Inc.#†	16,761	210,518
Praxis Precision Medicines, Inc.†	9,880	3,327,090
Precigen, Inc.#†	71,225	269,943
Prime Medicine, Inc.†	42,435	196,050
Protalix BioTherapeutics, Inc.†	29,103	83,817
Protara Therapeutic, Inc.†	13,373	85,052
Prothena Corp. PLC†	17,440	151,205
PTC Therapeutics, Inc.†	31,291	2,133,733
Puma Biotechnology, Inc.†	16,121	91,890
Rain Oncology, Inc. CVR#†(1)	6,782	339
Rapport Therapeutics, Inc.†	11,305	328,184
Recursion Pharmaceuticals, Inc., Class A#†	156,546	574,524
REGENXBIO, Inc.†	17,900	161,816
Relay Therapeutics, Inc.†	55,464	569,061
Replimune Group, Inc.†	29,309	224,214
Rezolute, Inc.†	35,898	115,233
Rigel Pharmaceuticals, Inc.†	6,918	240,331
Rocket Pharmaceuticals, Inc.†	32,948	165,069
Sana Biotechnology, Inc.†	65,381	275,254
Savara, Inc.†	55,775	335,766
Scholar Rock Holding Corp.†	33,063	1,463,699
Septerna, Inc.†	9,050	262,631
Sionna Therapeutics, Inc.#†	6,453	235,793
Soleno Therapeutics, Inc.†	19,024	743,268
Solid Biosciences, Inc.†	22,074	137,080
Stoke Therapeutics, Inc.†	18,395	669,762
Syndax Pharmaceuticals, Inc.†	34,771	754,878
Tango Therapeutics, Inc.#†	41,888	466,632
Tarsus Pharmaceuticals, Inc.†	15,808	1,193,820
Taysha Gene Therapies, Inc.†	89,668	406,196
Tectonic Therapeutic, Inc.#†	4,416	103,555
Terns Pharmaceuticals, Inc.†	34,466	1,451,708
Tevogen Bio Holdings, Inc.†	11,524	3,045
TG Therapeutics, Inc.†	58,372	1,756,413
Theravance Biopharma, Inc.†	14,990	273,568
Travere Therapeutics, Inc.†	33,346	993,377
TriSalus Life Sciences, Inc.#†	11,389	57,628
Tvardi Therapeutics, Inc.†	1,388	5,538
Tyra Biosciences, Inc.†	10,279	342,393
Upstream Bio, Inc.†	13,073	100,401
UroGen Pharma, Ltd.†	14,643	317,753
Vera Therapeutics, Inc.†	22,485	917,163
Veracyte, Inc.†	31,561	1,154,817
Verastem, Inc.†	19,778	113,130
Vericel Corp.†	20,502	731,511
Vir Biotechnology, Inc.†	35,249	320,413

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Viridian Therapeutics, Inc.†	32,357	$950,649
Wave Life Sciences, Ltd.†	45,596	635,152
Xencor, Inc.†	28,287	361,225
Xenon Pharmaceuticals, Inc.†	30,539	1,320,201
XOMA Royalty Corp.#†	3,556	90,785
Zenas Biopharma, Inc.#†	8,139	214,463
Zevra Therapeutics, Inc. †	23,008	205,461
Zymeworks, Inc.†	19,699	458,790
		102,273,506
Building Materials — 1.6%
NWPX Infrastructure, Inc. †	3,849	298,682
AirJoule Technologies Corp.†	8,737	28,221
American Woodmark Corp.†	5,808	290,981
Apogee Enterprises, Inc.	8,505	338,669
Aspen Aerogels, Inc.†	25,594	79,853
Boise Cascade Co.	15,171	1,255,249
Gibraltar Industries, Inc.†	11,831	538,074
Griffon Corp.	15,429	1,315,168
JELD-WEN Holding, Inc.†	33,614	65,883
Knife River Corp.†	22,891	2,036,841
LSI Industries, Inc.	11,458	247,722
Masterbrand, Inc.†	50,054	506,546
Modine Manufacturing Co.†	21,075	4,789,294
Smith-Midland Corp.#†	1,108	42,558
SPX Technologies, Inc.†	19,392	4,400,821
Tecnoglass, Inc.#	11,167	508,769
Titan America SA	10,543	191,039
UFP Industries, Inc.	23,386	2,406,653
		19,341,023
Chemicals — 1.5%
AdvanSix, Inc.	10,384	185,147
American Vanguard Corp.†	10,596	48,848
Balchem Corp.	13,226	2,399,593
Cabot Corp.	21,312	1,622,696
Calumet, Inc.#†	28,016	755,311
Chemours Co.	60,575	1,104,888
Codexis, Inc.#†	32,365	32,689
Ecovyst, Inc.†	47,125	531,099
H.B. Fuller Co.	21,992	1,445,314
Hawkins, Inc.	7,865	1,172,671
Ingevity Corp.†	14,713	1,059,777
Innospec, Inc.	10,087	772,462
Intrepid Potash, Inc.#†	4,077	150,727
Koppers Holdings, Inc.	7,599	287,242
Kronos Worldwide, Inc.	8,875	51,564
Mativ Holdings, Inc.	22,552	244,464
Minerals Technologies, Inc.	12,790	903,230
Oil-Dri Corp. of America	4,166	282,621
Orion SA	21,603	122,921
Perimeter Solutions, Inc.†	55,958	1,313,894
Quaker Chemical Corp.	5,566	818,369
Rayonier Advanced Materials, Inc.†	27,006	255,747
Rogers Corp.†	7,336	791,041
Sensient Technologies Corp.	16,916	1,717,481
Stepan Co.	8,749	445,237
Trinseo PLC#	13,843	3,184
Tronox Holdings PLC#	46,746	349,660
Valhi, Inc.	987	13,788
		18,881,665
Security Description	Shares or Principal Amount	Value

Coal — 0.5%
Alpha Metallurgical Resources, Inc.†	4,753	$773,075
Core Natural Resources, Inc.	20,488	1,681,655
Hallador Energy Co.†	11,941	217,087
NACCO Industries, Inc., Class A	1,620	92,956
Peabody Energy Corp.	49,200	1,551,768
Ramaco Resources, Inc., Class A†	16,330	247,236
SunCoke Energy, Inc.	33,465	190,751
Warrior Met Coal, Inc.	20,958	1,744,544
		6,499,072
Commercial Services — 3.5%
Chaince Digital Holdings, Inc.#†	11,557	67,840
Covista, Inc.†	14,628	1,433,544
GPGI, Inc.	23,009	516,552
ABM Industries, Inc.	24,554	1,092,653
Acacia Research Corp.#†	13,907	58,270
AirSculpt Technologies, Inc.#†	5,193	8,205
Alarm.com Holdings, Inc.†	18,763	897,810
Alight, Inc., Class A	165,740	145,801
Alta Equipment Group, Inc.	8,264	57,022
American Public Education, Inc.†	6,870	314,783
AMN Healthcare Services, Inc.†	15,096	294,070
Arlo Technologies, Inc.†	39,249	615,817
Barrett Business Services, Inc.	9,812	272,479
BrightView Holdings, Inc.†	28,754	396,518
Brink's Co.	16,929	1,976,799
Cadiz, Inc.†	22,410	116,532
Carriage Services, Inc.	5,517	254,168
Cass Information Systems, Inc.	4,557	202,240
CBIZ, Inc.†	19,464	557,449
Cimpress PLC†	6,948	507,551
CoreCivic, Inc.†	42,966	759,639
Coursera, Inc.#†	58,799	376,902
CPI Card Group, Inc.†	2,403	29,473
CRA International, Inc.	2,553	440,801
Cross Country Healthcare, Inc.#†	11,959	104,043
Custom Truck One Source, Inc.†	22,836	163,506
Deluxe Corp.	17,429	483,655
Distribution Solutions Group, Inc.†	3,986	119,181
Driven Brands Holdings, Inc.#†	23,796	261,756
Emerald Holding, Inc.#	5,660	23,602
Ennis, Inc.	9,987	210,826
European Wax Center, Inc., Class A†	11,876	67,931
EVERTEC, Inc.	26,272	743,760
First Advantage Corp.†	31,202	359,135
Flywire Corp.†	48,420	596,050
Forrester Research, Inc.†	4,011	23,986
Franklin Covey Co.†	4,327	56,338
FTAI Infrastructure, Inc.#	42,805	248,483
GEO Group, Inc.†	54,944	826,358
Graham Holdings Co., Class B	1,291	1,359,694
Green Dot Corp., Class A†	21,246	245,604
Hackett Group, Inc.	10,538	143,949
Healthcare Services Group, Inc.†	28,105	611,846
Herc Holdings, Inc.	13,140	1,836,841
Hertz Global Holdings, Inc.#†	46,529	211,242
HireQuest, Inc.	2,251	26,247
Huron Consulting Group, Inc.†	6,907	976,650
ICF International, Inc.	7,236	601,529
Information Services Group, Inc.	12,992	62,491
Insperity, Inc.	14,214	315,693
John Wiley & Sons, Inc., Class A#	16,304	505,750
Kelly Services, Inc., Class A	11,534	111,995

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Kforce, Inc.	7,435	$200,894
KinderCare Learning Cos., Inc.†	12,823	44,880
Korn Ferry	21,084	1,321,334
Laureate Education, Inc.†	51,129	1,653,512
Legalzoom.com, Inc.†	50,661	356,147
Legence Corp., Class A†	15,126	878,064
Lifecore Biomedical, Inc.#†	11,221	80,791
Lincoln Educational Services Corp.†	11,995	434,699
MarketWise, Inc.#	886	12,422
Marqeta, Inc., Class A†	149,924	575,708
Matthews International Corp., Class A	11,756	310,711
Medifast, Inc.#†	3,803	40,046
Mister Car Wash, Inc.†	38,746	275,871
Monro, Inc.	11,467	246,884
National Research Corp.	4,995	66,983
NPK International, Inc.†	32,330	466,522
Payoneer Global, Inc.†	101,361	437,879
Paysafe, Ltd.#†	12,464	78,025
Perdoceo Education Corp.	23,752	792,129
Priority Technology Holdings, Inc.#†	10,151	56,338
PROG Holdings, Inc.	15,766	555,121
Progyny, Inc.†	30,787	544,622
Quad/Graphics, Inc.	11,294	78,042
RCM Technologies, Inc.†	1,997	37,763
Remitly Global, Inc.†	68,010	1,135,767
Repay Holdings Corp.†	30,994	86,163
Resources Connection, Inc.	11,991	45,086
Sezzle, Inc.#†	6,463	471,476
SoundThinking, Inc.†	3,884	28,353
Spire Global, Inc.†	11,159	98,757
StoneCo., Ltd., Class A†	100,443	1,687,442
Strategic Education, Inc.	9,529	784,046
Stride, Inc.†	17,179	1,449,564
Target Hospitality Corp.†	12,571	97,928
TIC Solutions, Inc.#†	81,230	769,248
Transcat, Inc.#†	3,627	282,797
TriNet Group, Inc.	12,375	471,240
TrueBlue, Inc.†	10,809	45,722
Udemy, Inc.†	39,004	196,190
Universal Technical Institute, Inc.†	18,386	665,573
Upbound Group, Inc.	21,257	455,963
USCB Financial Holdings, Inc.	5,132	97,149
Verra Mobility Corp.†	64,293	1,074,336
Vestis Corp.#	45,636	359,155
Willdan Group, Inc.†	5,749	512,466
		43,050,867
Computers — 1.5%
3D Systems Corp.†	51,572	99,534
ASGN, Inc.†	16,977	728,313
Cantaloupe, Inc.†	22,992	240,037
Conduent, Inc.†	56,716	82,805
Corsair Gaming, Inc.†	17,898	98,260
Cricut, Inc., Class A#	18,722	80,505
CSP, Inc.#	2,822	25,426
Diebold Nixdorf, Inc.†	10,051	804,080
D-Wave Quantum, Inc.#†	134,616	2,528,089
Grid Dynamics Holdings, Inc.†	26,521	179,017
Insight Enterprises, Inc.†	11,815	987,261
Maximus, Inc.	22,760	1,720,884
Mitek Systems, Inc.†	17,599	256,593
NCR Atleos Corp.†	29,452	1,304,135
Security Description	Shares or Principal Amount	Value

Computers (continued)
NCR Voyix Corp.†	55,119	$421,109
NetScout Systems, Inc.†	28,394	829,389
NextNav, Inc.#†	38,837	624,887
OneSpan, Inc.	14,009	154,659
PAR Technology Corp.#†	16,059	263,207
Pitney Bowes, Inc.#	40,708	436,797
Qualys, Inc.†	14,694	1,358,754
Rapid7, Inc.†	25,324	157,515
Rigetti Computing, Inc.†	128,468	2,237,913
Rimini Street, Inc.†	19,844	73,820
Telos Corp.†	20,730	83,335
Tenable Holdings, Inc.†	49,001	942,289
TTEC Holdings, Inc.#†	8,084	20,210
Unisys Corp.†	27,133	65,933
V2X, Inc.†	9,193	641,212
Varonis Systems, Inc.†	46,793	1,080,918
Vuzix Corp.#†	26,115	75,472
		18,602,358
Cosmetics/Personal Care — 0.2%
Beauty Health Co.†	46,494	48,354
Edgewell Personal Care Co.#	18,270	415,460
Honest Co., Inc.#†	35,770	100,156
Interparfums, Inc.	7,472	753,028
Olaplex Holdings, Inc.†	54,467	87,692
Prestige Consumer Healthcare, Inc.†	19,890	1,378,377
Solesence, Inc.†	7,648	9,789
Waldencast PLC, Class A†	17,220	29,102
		2,821,958
Distribution/Wholesale — 0.8%
Gold.com, Inc.	7,704	442,749
EVI Industries, Inc.	2,062	40,065
G-III Apparel Group, Ltd.	14,827	453,558
Global Industrial Co.	5,618	185,281
Hudson Technologies, Inc.†	14,815	105,335
OPENLANE, Inc.†	42,335	1,206,971
Resideo Technologies, Inc.†	51,930	2,009,691
Rush Enterprises, Inc., Class A	24,571	1,743,804
Rush Enterprises, Inc., Class B	3,637	235,132
ScanSource, Inc.†	8,656	318,368
ThredUp, Inc., Class A†	40,432	197,308
Titan Machinery, Inc.†	8,074	157,362
VSE Corp.	10,817	2,456,216
		9,551,840
Diversified Financial Services — 2.7%
Acadian Asset Management, Inc.	10,749	578,941
AlTi Global, Inc.#†	17,306	76,666
Artisan Partners Asset Management, Inc., Class A	25,264	1,017,634
Atlanticus Holdings Corp.†	2,002	104,725
Bakkt, Inc.#†	5,370	51,337
Better Home & Finance Holding Co.#†	1,997	65,701
BGC Group, Inc., Class A	145,775	1,387,778
Bread Financial Holdings, Inc.	5,837	413,610
Brookfield Business Corp., Class A#	9,421	324,553
Burford Capital, Ltd.#	81,825	690,603
Cohen & Steers, Inc.	11,304	755,898
Columbia Financial, Inc.#†	10,988	196,685
Consumer Portfolio Services, Inc.†	3,786	30,667
Dave, Inc.†	4,224	816,373
Diamond Hill Investment Group, Inc.	967	166,198
DigitalBridge Group, Inc.	71,430	1,103,594
Enact Holdings, Inc.	11,240	470,282

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Encore Capital Group, Inc.†	9,039	$617,273
Enova International, Inc.†	9,827	1,366,444
Federal Agricultural Mtg. Corp., Class C	3,822	602,577
Finance Of America Cos., Inc., Class A#†	1,805	34,927
First Western Financial, Inc.†	3,029	76,603
Forge Global Holdings, Inc.†	4,475	201,375
GCM Grosvenor, Inc., Class A	21,624	250,406
International Money Express, Inc.†	10,696	168,783
Jefferson Capital, Inc.	2,874	59,291
LendingClub Corp.†	46,120	687,649
LendingTree, Inc.†	4,282	160,018
loanDepot, Inc., Class A#†	33,200	68,724
Marex Group PLC	22,298	969,071
Medallion Financial Corp.	6,614	66,735
Miami International Holdings, Inc.†	9,277	395,200
Moelis & Co., Class A	18,951	1,124,931
Navient Corp.	28,860	253,679
Nelnet, Inc., Class A	4,425	572,861
NerdWallet, Inc., Class A#†	17,771	192,815
Onity Group, Inc.†	2,460	103,099
Oportun Financial Corp.†	18,748	97,115
OppFi, Inc.	9,863	90,542
Pagseguro Digital, Ltd., Class A	72,861	773,055
Paysign, Inc.†	12,020	42,671
PennyMac Financial Services, Inc.	11,787	1,083,579
Perella Weinberg Partners#	24,518	453,828
Piper Sandler Cos.	7,041	2,080,968
PJT Partners, Inc., Class A	9,361	1,382,433
PRA Group, Inc.†	15,599	245,684
Radian Group, Inc.	54,517	1,881,927
Regional Management Corp.	3,502	111,434
Resolute Holdings Management, Inc.†	1,713	288,726
Security National Financial Corp., Class A†	6,286	56,951
Siebert Financial Corp.#†	5,751	10,927
Silvercrest Asset Management Group, Inc., Class A	3,259	49,553
StepStone Group, Inc., Class A	28,051	1,210,120
StoneX Group, Inc.†	19,700	2,511,750
Strive, Inc., Class A#†	6,412	50,911
SWK Holdings Corp.	1,236	20,295
Upstart Holdings, Inc.#†	34,390	936,440
Velocity Financial, Inc.†	4,542	84,436
Victory Capital Holdings, Inc., Class A	17,797	1,231,196
Virtus Investment Partners, Inc.	2,550	352,818
Vroom, Inc.†	435	6,538
Webull Corp.#†	111,754	649,291
Westwood Holdings Group, Inc.	3,029	50,766
WisdomTree, Inc.#	50,266	860,051
World Acceptance Corp.†	1,157	156,056
		32,993,767
Electric — 1.6%
Ameresco, Inc., Class A†	12,703	386,933
Avista Corp.	32,713	1,328,802
Black Hills Corp.	29,546	2,176,358
Genie Energy, Ltd., Class B	8,172	118,739
Hawaiian Electric Industries, Inc.#†	70,303	1,088,993
MGE Energy, Inc.	14,858	1,218,653
Northwestern Energy Group, Inc.	24,678	1,726,473
Oklo, Inc.†	43,709	2,751,482
Ormat Technologies, Inc.	24,558	2,546,665
Otter Tail Corp.	15,497	1,318,795
Portland General Electric Co.	45,602	2,460,684
Security Description	Shares or Principal Amount	Value

Electric (continued)
TXNM Energy, Inc.	40,546	$2,393,025
Unitil Corp.	7,141	373,546
		19,889,148
Electrical Components & Equipment — 1.1%
American Superconductor Corp.†	17,215	560,865
AZZ, Inc.	11,939	1,623,465
Belden, Inc.	15,745	2,256,259
Energizer Holdings, Inc.#	25,182	543,679
EnerSys	15,012	2,494,244
Graham Corp.†	4,220	342,748
Insteel Industries, Inc.	7,813	291,269
nLight, Inc.†	18,703	1,050,922
Novanta, Inc.†	14,516	1,951,386
Powell Industries, Inc.	3,839	2,010,100
		13,124,937
Electronics — 3.2%
Advanced Energy Industries, Inc.	15,160	5,087,241
Allient, Inc.	5,966	392,801
Applied Optoelectronics, Inc.#†	24,316	2,048,137
Atkore, Inc.	13,638	882,515
Atmus Filtration Technologies, Inc.	33,575	2,166,595
Badger Meter, Inc.	11,932	1,818,795
Bel Fuse, Inc., Class A	650	137,767
Bel Fuse, Inc., Class B#	4,205	965,931
Benchmark Electronics, Inc.	14,518	839,286
CTS Corp.	11,493	605,221
Enovix Corp.#†	67,603	356,268
ESCO Technologies, Inc.	10,455	2,899,067
Evolv Technologies Holdings, Inc.†	62,604	331,801
Itron, Inc.†	18,269	1,716,372
Kimball Electronics, Inc.†	9,366	234,056
Knowles Corp.†	34,579	939,511
Kopin Corp.#†	75,352	166,528
KULR Technology Group, Inc.#†	19,696	55,346
Mesa Laboratories, Inc.	2,247	216,993
MicroVision, Inc.#†	113,291	88,492
Mirion Technologies, Inc.†	96,611	2,087,764
M-Tron Industries, Inc.†	998	63,163
Napco Security Technologies, Inc.	13,746	640,701
Neonode, Inc.†	3,818	6,949
NVE Corp.	2,039	140,365
OSI Systems, Inc.#†	6,517	1,858,648
Plexus Corp.†	10,806	2,097,769
Sanmina Corp.†	21,015	3,262,789
SKYX Platforms Corp.†	34,601	66,780
Standard BioTools, Inc.†	113,627	128,398
TTM Technologies, Inc.†	41,166	4,291,144
Turtle Beach Corp.†	6,084	76,293
Vicor Corp.†	9,367	1,886,514
Vishay Intertechnology, Inc.	48,998	917,243
		39,473,243
Energy-Alternate Sources — 0.9%
Nextpower, Inc., Class A†	58,676	6,166,848
SunPower, Inc.#†	24,517	31,872
Array Technologies, Inc.#†	62,140	471,021
ASP Isotopes, Inc.#†	38,034	203,102
Eos Energy Enterprises, Inc.#†	124,115	706,835
Fluence Energy, Inc.†	25,302	393,193
FutureFuel Corp.	13,417	57,961
Gevo, Inc.#†	88,455	160,988
Green Plains, Inc.†	27,622	379,250

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
Montauk Renewables, Inc.†	27,358	$42,131
Plug Power, Inc.†	456,713	817,516
REX American Resources Corp.†	11,712	416,479
Shoals Technologies Group, Inc., Class A†	68,688	407,320
Sunrun, Inc.†	89,931	1,191,586
T1 Energy, Inc.#†	53,116	327,195
		11,773,297
Engineering & Construction — 3.0%
908 Devices, Inc.†	11,133	76,818
Arcosa, Inc.	19,553	2,101,556
Argan, Inc.	5,399	2,436,299
Bowman Consulting Group, Ltd.†	5,426	181,988
Centuri Holdings, Inc.†	31,647	981,057
Concrete Pumping Holdings, Inc.†	9,129	61,529
Construction Partners, Inc., Class A†	18,871	2,535,696
Dycom Industries, Inc.†	11,273	4,734,886
Energy Services of America Corp.	4,805	75,054
Exponent, Inc.	20,439	1,487,550
Fluor Corp.†	64,761	3,387,648
Frontdoor, Inc.†	29,496	2,022,541
Granite Construction, Inc.	17,603	2,366,899
Great Lakes Dredge & Dock Corp.†	26,220	444,429
IES Holdings, Inc.†	3,633	1,799,607
Latham Group, Inc.†	16,958	113,788
Limbach Holdings, Inc.#†	4,178	381,953
Mistras Group, Inc.†	4,533	69,264
MYR Group, Inc.†	6,174	1,666,733
Orion Group Holdings, Inc.†	14,485	198,879
Primoris Services Corp.	21,760	3,279,667
Southland Holdings, Inc.†	4,325	4,844
Sterling Infrastructure, Inc.†	11,997	5,136,276
TSS, Inc.#†	9,194	94,974
Tutor Perini Corp.	17,904	1,349,425
		36,989,360
Entertainment — 0.9%
Accel Entertainment, Inc.†	21,168	240,468
AMC Entertainment Holdings, Inc., Class A†	193,551	224,519
Atlanta Braves Holdings, Inc., Class A†	3,179	153,895
Atlanta Braves Holdings, Inc., Class C†	18,769	820,393
Bally's Corp.#†	2,983	42,418
Brightstar Lottery PLC#	41,392	561,276
Cinemark Holdings, Inc.	41,909	1,183,510
Falcon's Beyond Global, Inc., Class A#†	5,305	34,376
Golden Entertainment, Inc.	7,592	219,409
IMAX Corp.#†	17,914	767,257
Inspired Entertainment, Inc.†	9,325	76,092
Lionsgate Studios Corp.†	83,606	752,454
Madison Square Garden Entertainment Corp.†	16,021	1,011,566
Marriott Vacations Worldwide Corp.	11,405	741,439
Monarch Casino & Resort, Inc.	5,063	486,554
Pursuit Attractions & Hospitality, Inc.†	8,416	292,540
RCI Hospitality Holdings, Inc.#	3,345	74,025
Red Rock Resorts, Inc., Class A	19,641	1,189,263
Reservoir Media, Inc.†	8,277	74,245
Rush Street Interactive, Inc.†	37,414	738,927
Six Flags Entertainment Corp.#†	39,228	668,053
Starz Entertainment Corp.†	5,022	55,242
Super Group SGHC, Ltd.	63,053	674,667
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
United Parks & Resorts, Inc.#†	10,699	$372,218
Webtoon Entertainment, Inc.#†	7,300	82,125
		11,536,931
Environmental Control — 0.4%
Arq, Inc.#†	12,507	43,900
Casella Waste Systems, Inc., Class A#†	25,283	2,355,364
CECO Environmental Corp.†	11,936	721,531
Energy Recovery, Inc.†	20,556	214,399
Enviri Corp.†	29,961	567,162
Montrose Environmental Group, Inc.†	13,179	385,090
Perma-Fix Environmental Services, Inc.#†	7,035	95,957
Pure Cycle Corp.†	8,052	85,110
PureCycle Technologies, Inc.#†	51,318	323,817
		4,792,330
Food — 0.8%
Marzetti Company	8,080	1,327,867
B&G Foods, Inc.#	31,081	165,040
Beyond Meat, Inc.#†	139,613	132,018
Calavo Growers, Inc.	6,457	173,306
Cal-Maine Foods, Inc.#	17,795	1,550,123
Chefs' Warehouse, Inc.†	14,729	1,051,503
FitLife Brands, Inc.#†	1,587	24,011
Grocery Outlet Holding Corp.†	38,139	376,813
Hain Celestial Group, Inc.#†	30,290	24,214
HF Foods Group, Inc.†	14,789	30,909
Ingles Markets, Inc., Class A	5,968	507,877
J&J Snack Foods Corp.	6,410	558,055
John B. Sanfilippo & Son, Inc.	2,998	247,665
Lifeway Foods, Inc.†	2,089	46,292
Mama's Creations, Inc.†	14,108	241,811
Mission Produce, Inc.†	18,052	256,158
Nathan's Famous, Inc.	1,074	108,023
Natural Grocers by Vitamin Cottage, Inc.	4,932	133,312
Seneca Foods Corp., Class A†	1,978	274,903
Simply Good Foods Co.†	38,022	648,655
SunOpta, Inc.†	37,251	241,387
Tootsie Roll Industries, Inc.#	7,280	307,434
United Natural Foods, Inc.†	24,266	927,204
Utz Brands, Inc.	30,165	280,233
Village Super Market, Inc., Class A	3,428	134,206
Weis Markets, Inc.	5,403	366,107
		10,135,126
Forest Products & Paper — 0.1%
Magnera Corp.†	12,751	165,125
Sylvamo Corp.	14,076	651,719
		816,844
Gas — 1.1%
Brookfield Infrastructure Corp., Class A#	48,512	2,419,779
Chesapeake Utilities Corp.	9,408	1,279,206
New Jersey Resources Corp.	40,632	2,203,880
Northwest Natural Holding Co.	16,703	885,927
ONE Gas, Inc.	24,087	2,106,167
RGC Resources, Inc.	3,367	74,276
Southwest Gas Holdings, Inc.	26,038	2,295,770
Spire, Inc.	23,465	2,149,629
		13,414,634
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.#	11,462	508,798
Enerpac Tool Group Corp.	21,520	878,016

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools (continued)
Franklin Electric Co., Inc.	15,603	$1,554,371
Kennametal, Inc.	30,655	1,234,784
Luxfer Holdings PLC	10,238	131,763
		4,307,732
Healthcare-Products — 3.3%
10X Genomics, Inc., Class A#†	44,809	1,032,847
Accuray, Inc.†	58,388	33,719
Adaptive Biotechnologies Corp.†	60,415	967,848
Alphatec Holdings, Inc.†	48,126	655,476
AngioDynamics, Inc.†	16,083	183,990
Anteris Technologies Global Corp.†	13,030	84,825
Artivion, Inc.†	17,252	664,202
AtriCure, Inc.†	19,831	619,917
Avanos Medical, Inc.†	17,329	244,339
Avita Medical, Inc.#†	4,675	23,515
Axogen, Inc.†	18,220	578,121
Azenta, Inc.#†	16,079	433,811
Beta Bionics, Inc.†	16,083	203,128
BioLife Solutions, Inc.†	16,359	395,888
Bioventus, Inc., Class A#†	17,337	152,219
Butterfly Network, Inc.#†	77,180	292,512
CapsoVision, Inc.†	2,135	11,721
CareDx, Inc.†	21,260	398,838
Castle Biosciences, Inc.†	11,189	330,859
Ceribell, Inc.†	10,584	197,603
Cerus Corp.#†	74,590	190,950
ClearPoint Neuro, Inc.#†	10,059	126,442
CONMED Corp.	12,835	590,410
CVRx, Inc.#†	8,435	68,830
Delcath Systems, Inc.#†	11,215	99,813
Electromed, Inc.†	2,701	64,014
Embecta Corp.	24,858	255,043
Enovis Corp.†	22,646	576,794
Glaukos Corp.†	22,474	2,705,870
GRAIL, Inc.†	14,130	752,140
Guardant Health, Inc.†	48,842	4,586,264
Haemonetics Corp.†	19,402	1,228,535
ICU Medical, Inc.†	9,719	1,463,487
Inogen, Inc.†	8,576	52,314
Integer Holdings Corp.†	13,884	1,203,465
Integra LifeSciences Holdings Corp.†	27,149	308,956
iRadimed Corp.	3,302	341,856
iRhythm Technologies, Inc.†	12,818	1,714,407
Kestra Medical Technologies, Ltd.†	8,204	190,989
KORU Medical Systems, Inc.†	16,177	77,164
Lantheus Holdings, Inc.†	26,940	2,018,075
LeMaitre Vascular, Inc.	8,492	918,665
Lensar, Inc.#†	3,936	47,114
LivaNova PLC†	21,916	1,547,270
Lucid Diagnostics, Inc.#†	33,747	48,596
MaxCyte, Inc.†	40,960	33,231
Merit Medical Systems, Inc.†	23,510	1,814,502
MiMedx Group, Inc.†	48,970	239,463
Myomo, Inc.#†	13,237	10,259
Neogen Corp.†	88,419	992,945
NeuroPace, Inc.†	9,532	138,977
Novocure, Ltd.†	40,021	547,087
OmniAb, Inc.†	39,377	67,728
Omnicell, Inc.†	18,644	766,268
OraSure Technologies, Inc.†	30,575	96,311
Orthofix Medical, Inc.†	16,633	225,044
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
OrthoPediatrics Corp.#†	6,393	$122,554
Outset Medical, Inc.†	5,655	19,736
Pacific Biosciences of California, Inc.†	109,135	183,347
PROCEPT BioRobotics Corp.†	21,072	478,124
Pulmonx Corp.†	14,206	22,445
Pulse Biosciences, Inc.#†	6,724	125,941
Quanterix Corp.#†	17,640	115,542
Quantum-Si, Inc.#†	73,366	70,167
QuidelOrtho Corp.†	27,765	631,376
RxSight, Inc.†	15,227	113,898
Sanara Medtech, Inc.†	1,121	22,913
SANUWAVE Health, Inc.#†	2,852	69,375
Shoulder Innovations, Inc.†	1,826	24,761
SI-BONE, Inc.†	15,888	246,582
STAAR Surgical Co.†	19,898	395,970
Stereotaxis, Inc.†	23,285	50,296
Tactile Systems Technology, Inc.†	8,787	257,371
Tandem Diabetes Care, Inc.†	26,733	676,345
TransMedics Group, Inc.#†	13,500	1,961,010
Treace Medical Concepts, Inc.†	18,826	35,016
Twist Bioscience Corp.†	24,049	1,128,379
UFP Technologies, Inc.†	3,076	647,744
Utah Medical Products, Inc.	1,084	72,205
Varex Imaging Corp.†	17,518	230,712
		41,316,465
Healthcare-Services — 2.3%
Strata Critical Medical, Inc. †	26,074	111,597
Addus HomeCare Corp.†	7,371	763,120
agilon health, Inc.†	120,781	71,176
Ardent Health, Inc.†	10,886	102,219
Astrana Health, Inc.†	17,032	346,260
Aveanna Healthcare Holdings, Inc.†	28,105	206,853
Biote Corp., Class A†	11,859	25,141
BrightSpring Health Services, Inc.†	44,738	1,853,495
Brookdale Senior Living, Inc.†	93,506	1,430,642
Clover Health Investments Corp.#†	162,824	340,302
Community Health Systems, Inc.#†	49,991	172,969
Concentra Group Holdings Parent, Inc.	47,079	1,128,013
CorVel Corp.†	11,987	618,289
DocGo, Inc.†	37,043	26,597
Enhabit, Inc.†	21,067	286,722
Ensign Group, Inc.	22,587	4,837,458
Fortrea Holdings, Inc.†	35,980	385,706
Fulgent Genetics, Inc.†	7,979	122,318
GeneDx Holdings Corp.†	7,767	619,108
Ginkgo Bioworks Holdings, Inc.†	17,448	117,774
HealthEquity, Inc.†	34,310	2,624,372
Innovage Holding Corp.†	8,226	73,705
Joint Corp.#†	5,050	44,440
LifeStance Health Group, Inc.†	67,161	486,246
Nano-X Imaging, Ltd.#†	22,486	53,292
National HealthCare Corp.	5,162	843,987
Neuronetics, Inc.#†	19,442	26,052
Oncology Institute, Inc.#†	31,374	90,671
OPKO Health, Inc.†	177,114	212,537
Option Care Health, Inc.†	64,216	2,084,451
Oscar Health, Inc., Class A†	79,715	1,087,313
PACS Group, Inc.†	18,000	657,180
Pediatrix Medical Group, Inc. †	35,414	702,968
Pennant Group, Inc.†	13,372	450,770
Personalis, Inc.#†	20,686	187,415
Privia Health Group, Inc.†	46,983	1,115,846

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
RadNet, Inc.†	27,451	$1,916,354
SBC Medical Group Holdings, Inc.†	2,381	9,191
Select Medical Holdings Corp.	43,902	657,213
Sonida Senior Living, Inc.#†	2,233	80,142
Surgery Partners, Inc.#†	30,728	476,284
Teladoc Health, Inc.#†	72,096	379,225
U.S. Physical Therapy, Inc.	5,941	492,865
Viemed Healthcare, Inc.†	12,590	109,533
		28,427,811
Home Builders — 1.7%
Beazer Homes USA, Inc.†	11,553	295,526
Cavco Industries, Inc.†	3,130	1,806,824
Century Communities, Inc.	10,621	714,050
Champion Homes, Inc.†	22,743	2,126,016
Dream Finders Homes, Inc., Class A#†	11,731	211,979
Forestar Group, Inc.†	8,241	236,681
Green Brick Partners, Inc.†	12,633	930,547
Hovnanian Enterprises, Inc., Class A†	1,917	240,813
Installed Building Products, Inc.#	9,327	3,057,017
KB Home	25,401	1,614,996
LCI Industries	9,518	1,267,798
LGI Homes, Inc.†	8,071	418,885
M/I Homes, Inc.†	10,490	1,491,258
Meritage Homes Corp.	28,011	2,112,590
Taylor Morrison Home Corp.†	38,611	2,544,079
Tri Pointe Homes, Inc.†	34,087	1,578,228
Winnebago Industries, Inc.	11,287	450,238
		21,097,525
Home Furnishings — 0.3%
Alliance Laundry Holdings, Inc.†	17,234	386,558
Arhaus, Inc.†	19,824	163,548
Daktronics, Inc.†	15,727	405,442
Ethan Allen Interiors, Inc.	9,664	220,146
Flexsteel Industries, Inc.	1,502	77,308
Hamilton Beach Brands Holding Co., Class A	2,925	55,692
Leggett & Platt, Inc.	54,597	637,693
Lovesac Co.#†	5,127	65,523
MillerKnoll, Inc.	27,312	550,064
Sleep Number Corp.#†	8,340	51,458
Sonos, Inc.†	48,641	749,071
Traeger, Inc.†	12,881	11,078
Xperi, Inc.†	18,161	111,327
		3,484,908
Household Products/Wares — 0.2%
ACCO Brands Corp.	32,880	133,822
Acme United Corp.	1,351	60,808
Helen of Troy, Ltd.†	9,254	163,241
Quanex Building Products Corp.	18,425	378,265
Spectrum Brands Holdings, Inc.	9,587	751,429
WD-40 Co.	5,472	1,303,430
		2,790,995
Housewares — 0.1%
Central Garden & Pet Co.#†	3,943	154,526
Central Garden & Pet Co., Class A†	20,017	691,387
		845,913
Insurance — 1.9%
Octave Specialty Group, Inc.†	15,600	83,460
Abacus Global Management, Inc.#	15,482	141,351
Security Description	Shares or Principal Amount	Value

Insurance (continued)
American Coastal Insurance Corp.	9,331	$106,280
American Integrity Insurance Group, Inc.†	3,072	62,546
AMERISAFE, Inc.	7,624	248,009
Ategrity Specialty Holdings LLC†	2,401	53,110
Baldwin Insurance Group, Inc.†	28,119	653,204
Bowhead Specialty Holdings, Inc.†	6,916	175,182
Citizens, Inc.#†	18,387	99,658
CNO Financial Group, Inc.	38,508	1,610,019
Crawford & Co., Class A	6,454	69,445
Donegal Group, Inc., Class A	7,377	129,983
eHealth, Inc.†	11,702	15,213
Employers Holdings, Inc.	8,011	331,255
Essent Group, Ltd.	38,146	2,320,803
F&G Annuities & Life, Inc.	14,759	334,291
Fidelis Insurance Holdings, Ltd.	22,830	435,140
Genworth Financial, Inc.,†	148,096	1,249,930
GoHealth, Inc., Class A#†	1,988	2,724
Goosehead Insurance, Inc., Class A†	9,340	506,228
Greenlight Capital Re, Ltd., Class A†	9,976	141,559
Hamilton Insurance Group, Ltd., Class B†	17,760	561,038
HCI Group, Inc.	4,411	778,189
Heritage Insurance Holdings, Inc.†	10,325	287,758
Hippo Holdings, Inc.†	6,892	198,214
Horace Mann Educators Corp.	16,063	698,901
Investors Title Co.#	553	127,688
James River Group Holdings, Inc.	14,159	99,113
Kestrel Group, Ltd.†	701	10,788
Kingstone Cos, Inc.	4,494	74,061
Kingsway Financial Services, Inc.#†	8,354	102,253
Lemonade, Inc.†	24,345	1,259,610
MBIA, Inc.#†	16,922	110,839
Mercury General Corp.	10,894	986,778
NI Holdings, Inc.†	2,784	36,972
NMI Holdings, Inc.†	31,441	1,235,946
Palomar Holdings, Inc.†	10,601	1,311,450
ProAssurance Corp.†	20,122	493,995
Root, Inc., Class A#†	4,965	257,584
Safety Insurance Group, Inc.	6,131	475,950
Selective Insurance Group, Inc.	24,456	2,055,282
Selectquote, Inc.†	55,887	48,068
SiriusPoint, Ltd.†	25,413	537,231
Skyward Specialty Insurance Group, Inc.†	14,628	679,763
Slide Insurance Holdings, Inc.†	10,258	194,902
Stewart Information Services Corp.	11,324	803,891
Tiptree, Inc.	9,091	154,820
Trupanion, Inc.†	14,738	391,146
United Fire Group, Inc.	8,319	323,276
Universal Insurance Holdings, Inc.	10,242	360,211
		23,425,107
Internet — 1.1%
Bed Bath & Beyond, Inc. †	29,216	155,721
1-800-Flowers.com, Inc., Class A†	8,909	31,003
Angi, Inc.†	15,121	117,641
AudioEye, Inc.#†	2,715	18,516
Backblaze, Inc., Class A†	20,417	76,768
BARK, Inc.†	46,240	36,127
Bumble, Inc., Class A#†	28,116	85,473
Cargurus, Inc.†	33,280	1,021,696
Cars.com, Inc.#†	20,905	178,529
Cogent Communications Holdings, Inc.#	19,308	362,218
Crexendo, Inc.†	5,881	34,345
Entravision Communications Corp., Class A	25,298	78,424

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
ePlus, Inc.	10,697	$862,820
Eventbrite, Inc., Class A†	31,322	138,443
EverQuote, Inc., Class A†	11,764	185,871
Figs, Inc., Class A†	36,294	560,742
fuboTV, Inc., Class A#†	131,453	153,800
Gaia, Inc.†	6,928	23,486
Gambling.com Group, Ltd.#†	10,541	45,959
Getty Images Holdings, Inc.†	44,774	34,834
Grindr, Inc.†	12,335	140,372
Groupon, Inc.#†	10,457	131,967
HealthStream, Inc.	9,941	211,048
Hims & Hers Health, Inc.#†	83,192	1,207,948
Lands' End, Inc.†	3,354	53,899
LifeMD, Inc.#†	14,010	37,407
Liquidity Services, Inc.†	9,761	308,545
Magnite, Inc.†	57,203	779,105
MediaAlpha, Inc., Class A†	14,909	148,196
Nerdy, Inc.#†	23,511	22,684
Newsmax, Inc.#†	20,523	122,112
Nextdoor Holdings, Inc.†	93,791	164,134
Open Lending Corp.†	41,686	55,442
OptimizeRx Corp.#†	5,838	44,252
Phoenix Education Partners, Inc.	1,803	53,369
Q2 Holdings, Inc.†	25,020	1,203,963
QuinStreet, Inc.†	21,459	251,500
RealReal, Inc.†	39,632	485,888
Revolve Group, Inc.†	15,970	401,805
Rumble, Inc.#†	45,230	244,694
Serve Robotics, Inc.#†	24,645	246,204
Shutterstock, Inc.	10,429	175,207
Sprinklr, Inc., Class A†	43,674	254,183
Stitch Fix, Inc., Class A†	45,527	151,605
Travelzoo#†	2,583	16,660
TripAdvisor, Inc.#†	45,086	455,820
Tucows, Inc., Class A†	2,740	49,758
Upwork, Inc.#†	50,345	675,630
Vivid Seats, Inc.†	1,409	8,398
Yelp, Inc.†	23,855	531,728
Ziff Davis, Inc.#†	16,042	434,417
ZipRecruiter, Inc., Class A†	25,898	46,875
		13,317,231
Investment Companies — 1.3%
Bit Digital, Inc.#†	122,058	203,837
Bitdeer Technologies Group, Class A#†	38,840	299,068
Cannae Holdings, Inc.	18,816	229,555
Cipher Mining, Inc.†	130,830	2,040,948
Cleanspark, Inc.#†	111,892	1,113,325
Compass Diversified Holdings	25,731	192,725
Core Scientific, Inc.#†	116,706	1,980,501
HA Sustainable Infrastructure Capital, Inc.	49,195	1,796,601
Hut 8 Corp.†	38,582	2,053,720
Innventure, Inc.#†	10,244	29,093
MARA Holdings, Inc.#†	149,606	1,337,478
Riot Platforms, Inc.†	140,402	2,287,149
Terawulf, Inc.#†	121,974	1,978,418
		15,542,418
Iron/Steel — 0.3%
Commercial Metals Co.	44,780	3,282,374
Friedman Industries, Inc.	2,704	50,321
		3,332,695
Security Description	Shares or Principal Amount	Value

Leisure Time — 0.8%
Callaway Golf Co †	53,784	$756,203
Acushnet Holdings Corp.	11,126	1,138,524
American Outdoor Brands, Inc.#†	4,996	45,464
Clarus Corp.	11,627	36,741
Escalade, Inc.	4,112	59,213
Global Business Travel Group I#†	51,450	281,431
Johnson Outdoors, Inc., Class A	2,383	115,552
Life Time Group Holdings, Inc.†	60,768	1,640,736
Lindblad Expeditions Holdings, Inc.†	15,698	309,408
Livewire Group, Inc.#†	14,936	25,092
Malibu Boats, Inc., Class A†	7,453	216,584
Marine Products Corp.#	3,326	25,244
MasterCraft Boat Holdings, Inc.†	6,117	132,769
OneSpaWorld Holdings, Ltd.	39,373	847,701
Patrick Industries, Inc.#	12,994	1,608,527
Peloton Interactive, Inc., Class A†	161,727	650,143
Polaris, Inc.	21,438	1,302,144
Sabre Corp.#†	140,054	165,264
Xponential Fitness, Inc., Class A#†	11,144	47,473
		9,404,213
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	24,485	1,100,845
Marcus Corp.	9,084	152,884
		1,253,729
Machinery-Construction & Mining — 1.5%
Astec Industries, Inc.	9,081	563,839
Bloom Energy Corp., Class A†	87,918	13,686,195
Hyster-Yale, Inc.	4,522	166,545
Lightbridge Corp.†	11,405	147,467
Manitowoc Co., Inc.†	13,829	203,978
NANO Nuclear Energy, Inc.#†	15,773	419,404
Net Power, Inc.†	13,807	26,647
NuScale Power Corp.†	51,647	663,664
Terex Corp.	45,068	3,100,228
		18,977,967
Machinery-Diversified — 1.9%
Aebi Schmidt Holding AG	14,513	209,277
Alamo Group, Inc.	4,194	895,545
Albany International Corp., Class A	12,050	694,683
Cactus, Inc., Class A	27,562	1,488,348
Chart Industries, Inc.†	18,190	3,770,787
Columbus McKinnon Corp.	10,837	205,686
CSW Industrials, Inc.	6,552	1,928,450
DXP Enterprises, Inc.†	5,293	732,922
Eastman Kodak Co.†	20,999	153,713
Gencor Industries, Inc.†	4,207	65,713
Gorman-Rupp Co.	8,403	539,725
Ichor Holdings, Ltd.†	13,917	661,753
Kadant, Inc.	4,738	1,606,988
Lindsay Corp.	4,295	578,537
Mueller Water Products, Inc., Class A	62,380	1,867,033
Palladyne AI Corp.#†	13,011	91,467
Power Solutions International, Inc.#†	3,524	294,254
Pro-Dex, Inc.#†	860	38,107
Richtech Robotics, Inc., Class B#†	61,506	153,150
Tennant Co.	7,333	447,533
Thermon Group Holdings, Inc.†	12,994	659,835
Watts Water Technologies, Inc., Class A	11,045	3,630,933
Zurn Elkay Water Solutions Corp.	60,449	3,081,690
		23,796,129

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 0.4%
Optimum Communications, Inc., Class A#†	104,752	$150,843
USA TODAY Co., Inc.#†	58,666	349,063
AMC Networks, Inc., Class A#†	13,944	113,923
Cable One, Inc.	2,133	204,661
CuriosityStream, Inc.	19,918	67,323
E.W. Scripps Co., Class A†	25,562	106,082
Gray Media, Inc.	34,127	177,119
iHeartMedia, Inc., Class A†	47,020	153,755
Liberty Latin America, Ltd., Class A†	11,218	87,949
Liberty Latin America, Ltd., Class C†	50,229	398,818
Scholastic Corp.#	8,247	286,748
Sinclair, Inc.	15,034	245,656
Sphere Entertainment Co.†	11,177	1,330,175
TEGNA, Inc.	64,675	1,354,941
Thryv Holdings, Inc.†	14,304	33,185
Value Line, Inc.	320	11,757
		5,071,998
Metal Fabricate/Hardware — 0.6%
Ascent Industries Co.†	3,235	55,513
Eastern Co.	2,337	43,398
Helios Technologies, Inc.	13,409	956,330
Hillman Solutions Corp.†	80,892	663,314
Janus International Group, Inc.†	53,430	371,873
L.B. Foster Co., Class A†	4,233	130,080
Mayville Engineering Co., Inc.#†	5,952	124,992
Metallus, Inc.†	14,460	245,820
Omega Flex, Inc.	1,449	52,063
Park-Ohio Holdings Corp.	3,908	100,592
Proto Labs, Inc.†	9,756	605,653
Ryerson Holding Corp.	17,346	453,771
Standex International Corp.	4,836	1,267,032
Tredegar Corp.†	10,152	93,195
Worthington Enterprises, Inc.	12,835	718,888
Worthington Steel, Inc.	13,166	547,179
Xometry, Inc., Class A#†	17,552	719,895
		7,149,588
Mining — 2.7%
American Battery Technology Co.†	47,749	176,194
Caledonia Mining Corp. PLC	6,521	206,977
Centrus Energy Corp., Class A#†	6,724	1,362,215
Century Aluminum Co.†	21,286	1,097,506
Coeur Mining, Inc.†	257,498	6,991,071
Compass Minerals International, Inc.†	13,632	343,526
Constellium SE†	55,169	1,373,156
Contango ORE, Inc.†	4,259	128,068
Critical Metals Corp.#†	18,583	188,618
Dakota Gold Corp.†	36,346	252,968
Encore Energy Corp.#†	71,400	192,780
Energy Fuels, Inc.†	92,132	1,964,254
Ferroglobe PLC	46,256	236,368
Hecla Mining Co.	255,637	6,367,918
Idaho Strategic Resources, Inc.†	5,955	256,482
Ivanhoe Electric, Inc.†	43,606	749,587
Kaiser Aluminum Corp.	6,533	850,205
Lifezone Metals, Ltd.#†	11,299	52,540
NioCorp Developments, Ltd.†	42,911	227,428
Novagold Resources, Inc.†	121,818	1,622,616
Perpetua Resources Corp.†	34,317	1,264,925
SSR Mining, Inc.†	81,883	2,635,814
United States Antimony Corp.#†	47,281	422,692
Security Description	Shares or Principal Amount	Value

Mining (continued)
United States Lime & Minerals, Inc.	4,498	$513,492
Uranium Energy Corp.†	191,924	2,942,195
US Gold Corp.#†	4,836	104,941
US Goldmining, Inc.†	1,110	13,370
USA Rare Earth, Inc.†	34,956	660,668
Vox Royalty Corp.	22,286	143,299
		33,341,873
Miscellaneous Manufacturing — 1.7%
Avient Corp.	36,964	1,518,111
Byrna Technologies, Inc.#†	6,888	88,029
Core Molding Technologies, Inc.†	3,448	62,926
Enpro, Inc.	8,500	2,198,525
Fabrinet†	14,528	7,926,913
Federal Signal Corp.	24,156	2,812,483
JBT Marel Corp.	21,007	3,235,078
LSB Industries, Inc.†	21,472	249,505
Materion Corp.	8,320	1,356,659
Myers Industries, Inc.	15,469	346,042
NL Industries, Inc.	3,425	21,166
Outdoor Holding Co.#†	35,756	76,160
Park Aerospace Corp.	7,832	206,921
Sight Sciences, Inc.†	16,674	86,038
Smith & Wesson Brands, Inc.	18,667	222,137
Sturm Ruger & Co., Inc.	5,806	217,377
Trinity Industries, Inc.	32,416	1,107,979
		21,732,049
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	11,152	557,935
Office Furnishings — 0.2%
CompX International, Inc.	626	14,711
HNI Corp.	25,607	1,151,291
Interface, Inc.	23,604	743,290
Virco Mfg. Corp.#	4,479	28,441
		1,937,733
Office/Business Equipment — 0.0%
Xerox Holdings Corp.#	46,560	83,808
Oil & Gas — 2.6%
BKV Corp.†	9,221	288,894
Borr Drilling, Ltd.#	105,337	645,716
California Resources Corp.	29,462	1,733,544
CNX Resources Corp.†	52,459	2,191,737
Comstock Resources, Inc.#†	29,191	572,436
Crescent Energy Co., Class A	95,212	1,110,172
CVR Energy, Inc.†	12,626	305,044
Delek US Holdings, Inc.	24,251	924,206
Diversified Energy Co.	25,187	346,573
DLB Oil & Gas, Inc.(1)	3,000	0
Empire Petroleum Corp.†	5,961	19,671
Epsilon Energy, Ltd.	6,027	30,858
Evolution Petroleum Corp.#	15,786	70,563
Granite Ridge Resources, Inc.	20,117	101,792
Gulfport Energy Corp.†	6,402	1,335,841
Helmerich & Payne, Inc.	38,868	1,368,931
HighPeak Energy, Inc.#	7,437	38,747
Infinity Natural Resources, Inc., Class A†	6,811	113,063
Kolibri Global Energy, Inc.†	10,561	40,343
Kosmos Energy, Ltd.†	191,552	446,316
Magnolia Oil & Gas Corp., Class A	72,781	2,024,767
Murphy Oil Corp.	54,058	1,792,023

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Nabors Industries, Ltd.#†	5,793	$452,549
NextNRG, Inc.#†	7,126	4,697
Noble Corp. PLC#	50,783	2,307,072
Northern Oil & Gas, Inc.	38,675	1,067,043
Par Pacific Holdings, Inc.†	20,257	864,366
Patterson-UTI Energy, Inc.	139,682	1,188,694
PBF Energy, Inc., Class A	33,766	1,202,070
Prairie Operating Co.#†	8,783	15,546
PrimeEnergy Resources Corp.#†	197	39,183
Riley Exploration Permian, Inc.	5,815	167,705
Sable Offshore Corp.†	31,625	260,906
SandRidge Energy, Inc.	13,757	241,160
Seadrill, Ltd.†	25,311	1,110,647
SM Energy Co.	99,235	2,295,306
Talos Energy, Inc.†	53,261	652,447
Transocean, Ltd.†	373,567	2,420,714
VAALCO Energy, Inc.#	44,160	227,424
Valaris, Ltd.†	25,095	2,405,356
Vitesse Energy, Inc.#	11,951	230,774
W&T Offshore, Inc.	40,366	106,970
		32,761,866
Oil & Gas Services — 1.4%
Archrock, Inc.	69,478	2,454,658
Atlas Energy Solutions, Inc.#	31,639	304,684
Bristow Group, Inc.†	11,741	560,046
Core Laboratories, Inc.#	19,536	343,638
DMC Global, Inc.†	7,917	46,631
DNOW, Inc.†	74,757	880,637
Expro Group Holdings NV†	35,725	638,048
Flotek Industries, Inc.#†	5,794	88,938
Flowco Holdings, Inc., Class A	8,612	194,287
Forum Energy Technologies, Inc.†	4,389	254,694
Helix Energy Solutions Group, Inc.†	56,603	520,181
Innovex International, Inc.†	15,302	403,208
Kodiak Gas Services, Inc.	33,980	1,854,289
Liberty Energy, Inc.	63,215	1,775,709
Mammoth Energy Services, Inc.†	9,864	22,786
Matrix Service Co.†	10,138	111,417
National Energy Services Reunited Corp.†	24,379	610,694
Natural Gas Services Group, Inc.	4,141	158,435
Oceaneering International, Inc.†	39,740	1,410,770
Oil States International, Inc.†	23,200	303,688
ProFrac Holding Corp., Class A†	10,793	53,425
ProPetro Holding Corp.†	32,931	399,453
Ranger Energy Services, Inc., Class A	8,625	150,247
RPC, Inc.	38,249	222,227
SEACOR Marine Holdings, Inc.#†	8,354	63,992
Select Water Solutions, Inc.	39,030	533,540
Solaris Energy Infrastructure, Inc.	17,172	852,246
TETRA Technologies, Inc.†	50,047	433,407
Tidewater, Inc.†	19,782	1,571,086
		17,217,061
Packaging & Containers — 0.2%
Ardagh Metal Packaging SA	54,474	264,199
Clearwater Paper Corp.†	6,247	93,642
Greif, Inc., Class A	10,319	749,882
Greif, Inc., Class B#	2,088	182,449
Karat Packaging, Inc.	3,215	79,250
O-I Glass, Inc.†	62,217	833,708
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Ranpak Holdings Corp.#†	19,096	$97,771
TriMas Corp.	12,872	503,038
		2,803,939
Pharmaceuticals — 2.6%
Accendra Health, Inc.†	30,041	72,699
Aclaris Therapeutics, Inc.†	35,615	102,215
Actuate Therapeutics, Inc.#†	5,490	20,533
AdaptHealth Corp.†	41,216	377,126
Aduro Biotech Holding, Inc. CVR†(1)	6,346	3,236
Agios Pharmaceuticals, Inc.†	23,118	698,857
Akebia Therapeutics, Inc.†	95,337	124,891
Alkermes PLC†	65,389	1,968,209
Amneal Pharmaceuticals, Inc.†	60,978	842,106
Amphastar Pharmaceuticals, Inc.†	14,739	298,170
Amylyx Pharmaceuticals, Inc.†	34,949	530,176
Anika Therapeutics, Inc.†	5,068	72,777
Aquestive Therapeutics, Inc.#†	45,406	181,624
Arvinas, Inc.†	26,537	352,146
Atrium Therapeutics, Inc.†	4,652	68,617
aTyr Pharma, Inc.†	33,620	32,269
Candel Therapeutics, Inc.#†	16,409	86,147
Catalyst Pharmaceuticals, Inc.†	46,621	1,076,013
Coherus Oncology, Inc.#†	42,500	70,975
Collegium Pharmaceutical, Inc.#†	12,424	517,708
CorMedix, Inc.†	31,191	222,392
Corvus Pharmaceuticals, Inc.†	22,672	413,991
Enanta Pharmaceuticals, Inc.†	11,906	170,256
Enliven Therapeutics, Inc.#†	15,504	460,314
Eton Pharmaceuticals, Inc.#†	11,085	188,334
Fennec Pharmaceuticals, Inc.†	9,069	76,996
Foghorn Therapeutics, Inc.†	12,971	73,675
Fulcrum Therapeutics, Inc.†	16,566	138,823
Guardian Pharmacy Services, Inc., Class A†	9,293	311,408
Gyre Therapeutics, Inc.†	5,447	44,883
Harmony Biosciences Holdings, Inc.†	17,228	491,687
Harrow, Inc.#†	12,922	700,114
Herbalife, Ltd.#†	41,594	811,915
Heron Therapeutics, Inc.#†	62,537	74,419
Indivior Pharmaceuticals, Inc.†	48,489	1,586,560
Inhibikase Therapeutics, Inc.#†	24,126	49,458
Ironwood Pharmaceuticals, Inc.†	67,249	229,992
Journey Medical Corp.#†	4,935	40,319
KalVista Pharmaceuticals, Inc.#†	16,294	265,266
Lifevantage Corp.#	4,303	20,009
Madrigal Pharmaceuticals, Inc.†	7,476	3,229,632
MannKind Corp.†	123,761	405,936
MediWound, Ltd.#†	4,505	77,937
Mirum Pharmaceuticals, Inc.†	16,479	1,520,847
Nature's Sunshine Products, Inc.†	6,967	192,847
Neurogene, Inc.†	3,972	93,302
Nuvectis Pharma, Inc.†	5,234	46,373
Ocular Therapeutix, Inc.†	73,286	655,177
ORIC Pharmaceuticals, Inc.†	26,880	361,536
Pacira BioSciences, Inc.†	18,084	396,220
Phibro Animal Health Corp., Class A	8,155	445,181
Protagonist Therapeutics, Inc.†	23,395	2,154,212
Rhythm Pharmaceuticals, Inc.†	21,274	1,972,738
SELLAS Life Sciences Group, Inc.#†	48,878	240,969
SIGA Technologies, Inc.	15,488	100,207
Spyre Therapeutics, Inc.†	27,796	1,195,506
Supernus Pharmaceuticals, Inc.†	21,736	1,189,611
Tonix Pharmaceuticals Holding Corp.#†	4,232	59,121

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Trevi Therapeutics, Inc.†	37,056	$441,708
TuHURA Biosciences, Inc.#†	10,444	17,442
USANA Health Sciences, Inc.†	4,186	90,083
Vanda Pharmaceuticals, Inc.†	21,489	191,467
Vaxcyte, Inc.†	49,937	3,083,110
Voyager Therapeutics, Inc.†	20,906	85,715
Xeris Biopharma Holdings, Inc.†	62,194	380,627
		32,494,809
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	9,746	392,276
Golar LNG, Ltd.	39,097	1,738,253
Kinetik Holdings, Inc.#	18,017	819,593
New Fortress Energy, Inc.#†	66,355	72,327
NextDecade Corp.#†	56,631	305,241
Summit Midstream Corp.†	3,935	116,122
		3,443,812
Private Equity — 0.0%
Ridgepost Capital, Inc.#	23,482	189,500
Patria Investments, Ltd., Class A#	26,231	344,150
		533,650
Real Estate — 0.6%
American Realty Investors, Inc.†	298	5,096
Compass, Inc., Class A†	258,185	2,517,304
Douglas Elliman, Inc.†	29,817	67,983
eXp World Holdings, Inc.#	36,452	254,070
FRP Holdings, Inc.†	4,736	113,380
Kennedy-Wilson Holdings, Inc.	48,086	523,176
Legacy Housing Corp.†	3,515	77,049
Logistic Properties Of The Americas, Class A†	1,596	4,022
Marcus & Millichap, Inc.	10,287	271,680
Maui Land & Pineapple Co., Inc.†	2,775	45,649
McGrath RentCorp	9,891	1,097,406
Mobile Infrastructure Corp.†	5,856	17,802
Newmark Group, Inc., Class A	59,964	870,677
RE/MAX Holdings, Inc., Class A†	7,240	45,540
Real Brokerage, Inc.†	53,967	143,012
RMR Group, Inc., Class A#	6,312	103,390
Seaport Entertainment Group, Inc.#†	3,035	70,898
Sky Harbour Group Corp.#†	8,650	75,947
St. Joe Co.	15,359	1,108,459
Stratus Properties, Inc.†	2,715	82,862
Transcontinental Realty Investors, Inc.†	769	28,199
		7,523,601
REITS — 5.6%
Acadia Realty Trust	53,257	1,114,136
ACRES Commercial Realty Corp.†	2,503	46,331
Adamas Trust, Inc.	33,514	276,155
Alexander & Baldwin, Inc.	29,972	623,118
Alexander's, Inc.	832	195,204
Alpine Income Property Trust, Inc.	5,141	101,381
American Assets Trust, Inc.	20,857	407,129
American Healthcare REIT, Inc.	68,008	3,552,738
Angel Oak Mtg. REIT, Inc.	5,051	43,338
Apollo Commercial Real Estate Finance, Inc.	55,043	583,456
Apple Hospitality REIT, Inc.#	90,297	1,107,041
Arbor Realty Trust, Inc.	62,789	497,917
Ares Commercial Real Estate Corp.#	20,651	103,668
Armada Hoffler Properties, Inc.#	31,788	198,675
ARMOUR Residential REIT, Inc.#	45,894	823,797
Security Description	Shares or Principal Amount	Value

REITS (continued)
Blackstone Mtg. Trust, Inc., Class A	63,949	$1,228,460
Braemar Hotels & Resorts, Inc.	23,969	69,750
Brandywine Realty Trust	69,703	222,353
BrightSpire Capital, Inc.	51,104	296,914
Broadstone Net Lease, Inc.	76,284	1,479,147
BRT Apartments Corp.	4,407	64,651
CareTrust REIT, Inc.	90,403	3,672,170
CBL & Associates Properties, Inc.	7,707	291,170
Centerspace	6,676	419,920
Chatham Lodging Trust	17,502	134,940
Chicago Atlantic Real Estate Finance, Inc.	7,015	85,232
Chimera Investment Corp.	32,631	444,108
Chiron Real Estate, Inc.	4,913	170,137
Claros Mtg. Trust, Inc.†	34,542	82,555
Clipper Realty, Inc.	6,219	19,155
Community Healthcare Trust, Inc.	10,530	179,958
COPT Defense Properties	45,826	1,456,350
CTO Realty Growth, Inc.	13,165	256,454
Curbline Properties Corp.	39,294	1,092,766
DiamondRock Hospitality Co.	83,775	841,101
Diversified Healthcare Trust	90,413	611,192
Douglas Emmett, Inc.	55,766	551,526
Dynex Capital, Inc.	59,684	837,367
Easterly Government Properties, Inc.	16,794	390,964
Ellington Financial, Inc.	38,485	477,984
Empire State Realty Trust, Inc., Class A#	55,533	326,534
Essential Properties Realty Trust, Inc.	79,904	2,711,942
Farmland Partners, Inc.	16,225	211,574
Four Corners Property Trust, Inc.	42,723	1,090,291
Franklin BSP Realty Trust, Inc.	32,737	298,889
Franklin Street Properties Corp.	30,172	24,823
FrontView REIT, Inc.	8,727	144,606
Getty Realty Corp.	21,294	698,869
Gladstone Commercial Corp.	17,869	223,184
Gladstone Land Corp.	14,145	173,701
Global Net Lease, Inc.	80,696	760,156
Hudson Pacific Properties, Inc.†	20,182	146,118
Independence Realty Trust, Inc.	96,291	1,595,542
Industrial Logistics Properties Trust	22,159	129,852
Innovative Industrial Properties, Inc.	10,946	579,700
InvenTrust Properties Corp.	31,568	984,922
Invesco Mtg. Capital, Inc.	28,234	238,013
JBG SMITH Properties#	23,578	358,621
Kite Realty Group Trust#	87,481	2,278,880
KKR Real Estate Finance Trust, Inc.	22,636	157,320
Ladder Capital Corp.	47,397	491,507
LTC Properties, Inc.	18,575	737,056
Lument Finance Trust, Inc.#	18,556	25,607
LXP Industrial Trust	23,504	1,164,858
Macerich Co.	102,133	2,090,663
MFA Financial, Inc.	40,857	413,064
Modiv Industrial, Inc.	3,804	59,000
National Health Investors, Inc.	18,825	1,582,618
NET Lease Office Properties	5,760	78,566
NETSTREIT Corp.#	33,250	690,602
NexPoint Diversified Real Estate Trust#	14,509	64,565
Nexpoint Real Estate Finance, Inc.#	3,109	45,112
NexPoint Residential Trust, Inc.	8,903	250,976
One Liberty Properties, Inc.	7,023	164,970
Orchid Island Capital, Inc.#	61,922	460,700
Outfront Media, Inc.	59,463	1,713,129
Peakstone Realty Trust	15,427	321,807
Pebblebrook Hotel Trust#	46,328	594,388

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
PennyMac Mtg. Investment Trust	34,381	$421,511
Phillips Edison & Co., Inc.	50,782	1,994,717
Piedmont Office Realty Trust, Inc.	49,638	376,752
Postal Realty Trust, Inc., Class A	10,104	209,456
Ready Capital Corp.#	64,673	119,645
Redwood Trust, Inc.	52,683	318,732
Rithm Property Trust, Inc.	2,854	41,554
RLJ Lodging Trust#	56,138	450,227
Ryman Hospitality Properties, Inc.	24,845	2,453,444
Sabra Health Care REIT, Inc.	95,613	1,964,847
Safehold, Inc.	22,124	357,081
Saul Centers, Inc.	4,704	160,312
Service Properties Trust	59,063	135,845
Seven Hills Realty Trust#	8,154	69,798
Sila Realty Trust, Inc.	22,921	589,757
SITE Centers Corp.	19,508	120,169
SL Green Realty Corp.	28,953	1,066,918
Smartstop Self Storage REIT, Inc.	12,667	422,444
Strawberry Fields REIT, Inc.	2,934	37,555
Summit Hotel Properties, Inc.	43,744	197,285
Sunrise Realty Trust, Inc.	4,132	38,717
Sunstone Hotel Investors, Inc.	74,346	689,931
Tanger, Inc.	44,800	1,660,288
Terreno Realty Corp.	41,130	2,717,048
TPG Mtg. Investment Trust, Inc.	10,923	88,367
TPG RE Finance Trust, Inc.	26,859	227,227
Two Harbors Investment Corp.	41,140	424,976
UMH Properties, Inc.	33,189	500,490
Universal Health Realty Income Trust	4,996	217,926
Urban Edge Properties	50,135	1,065,369
Veris Residential, Inc.	30,668	578,092
Whitestone REIT	17,533	266,326
Xenia Hotels & Resorts, Inc.	37,735	576,591
		69,692,530
Retail — 3.1%
Abercrombie & Fitch Co., Class A†	18,726	1,831,403
Academy Sports & Outdoors, Inc.	26,675	1,603,968
Advance Auto Parts, Inc.#	24,133	1,283,152
American Eagle Outfitters, Inc.	64,135	1,575,797
America's Car-Mart, Inc.#†	2,854	56,966
Arko Corp.	29,180	187,627
Asbury Automotive Group, Inc.†	7,811	1,669,836
Barnes & Noble Education, Inc.#†	6,087	52,652
Bassett Furniture Industries, Inc.	2,692	40,299
Biglari Holdings, Inc., Class B†	260	100,823
BJ's Restaurants, Inc.†	8,327	316,343
Black Rock Coffee Bar, Inc.†	7,363	98,222
Bloomin' Brands, Inc.	33,704	206,268
BlueLinx Holdings, Inc.†	2,999	197,694
Boot Barn Holdings, Inc.†	12,372	2,341,030
Brinker International, Inc.†	17,805	2,638,701
Buckle, Inc.	12,915	691,598
Build-A-Bear Workshop, Inc.	4,898	238,337
Caleres, Inc.	12,669	150,634
Camping World Holdings, Inc., Class A	23,740	197,517
Cheesecake Factory, Inc.	18,625	1,206,527
Citi Trends, Inc.†	1,942	92,012
Clean Energy Fuels Corp.†	66,776	150,914
Cracker Barrel Old Country Store, Inc.	8,621	282,079
Dave & Buster's Entertainment, Inc.†	10,712	157,681
Designer Brands, Inc., Class A#	12,956	92,247
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dine Brands Global, Inc.#	6,043	$187,091
El Pollo Loco Holdings, Inc.†	10,876	120,289
Envela Corp.†	2,705	36,409
EVgo, Inc.†	49,166	134,715
First Watch Restaurant Group, Inc.#†	23,001	286,592
FirstCash Holdings, Inc.	15,932	3,071,530
Genesco, Inc.†	4,085	111,275
Group 1 Automotive, Inc.	4,949	1,612,087
Haverty Furniture Cos., Inc.	5,505	131,074
J. Jill, Inc.	2,792	48,218
Jack in the Box, Inc.#	7,433	125,766
Kohl's Corp.	42,977	703,533
Krispy Kreme, Inc.#	26,225	98,344
Kura Sushi USA, Inc., Class A†	2,415	170,088
La-Z-Boy, Inc.	16,351	584,058
MarineMax, Inc.†	7,300	222,650
Movado Group, Inc.	5,748	143,413
National Vision Holdings, Inc.†	31,621	852,818
Nu Skin Enterprises, Inc., Class A	18,693	158,517
OneWater Marine, Inc., Class A†	4,544	51,733
OPAL Fuels, Inc., Class A†	8,596	17,966
Papa John's International, Inc.	12,977	406,829
PC Connection, Inc.	4,448	271,106
Petco Health & Wellness Co., Inc.#†	31,920	81,396
Portillo's, Inc., Class A#†	26,561	141,836
PriceSmart, Inc.	10,321	1,595,833
Sally Beauty Holdings, Inc.†	39,139	628,964
Savers Value Village, Inc.†	14,727	138,876
Shake Shack, Inc., Class A†	15,633	1,500,924
Shoe Carnival, Inc.	6,888	139,069
Signet Jewelers, Ltd.#	16,110	1,549,621
Sonic Automotive, Inc., Class A	6,100	382,592
Sweetgreen, Inc., Class A#†	43,749	242,807
Urban Outfitters, Inc.†	24,833	1,643,945
Victoria's Secret & Co.†	27,737	1,739,110
Warby Parker, Inc., Class A†	39,778	994,848
Winmark Corp.#	1,227	559,806
Zumiez, Inc.†	5,333	139,831
		38,485,886
Savings & Loans — 0.9%
Beacon Financial Corp.	30,471	906,208
Axos Financial, Inc.†	21,875	1,899,187
Banc of California, Inc.	51,845	957,577
BV Financial, Inc.†	3,523	65,810
Capitol Federal Financial, Inc.	48,706	349,709
CF Bankshares, Inc.	2,361	71,349
Citizens Community Bancorp, Inc.	3,902	67,934
Eagle Bancorp Montana, Inc.	3,012	65,360
Finward Bancorp	1,396	52,155
First Capital, Inc.	1,326	67,361
Flushing Financial Corp.	12,937	199,618
FS Bancorp, Inc.	2,715	107,270
Greene County Bancorp, Inc.	2,579	56,919
Hingham Institution for Savings	670	187,010
Home Bancorp, Inc.	2,631	155,492
HomeTrust Bancshares, Inc.	6,230	262,532
Northfield Bancorp, Inc.	15,047	200,727
Northwest Bancshares, Inc.	57,205	712,202
OceanFirst Financial Corp.	22,205	401,022
Provident Financial Services, Inc.	45,569	958,772
Riverview Bancorp, Inc.	8,310	44,459
Sound Financial Bancorp, Inc.	871	36,991

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans (continued)
Southern Missouri Bancorp, Inc.	4,120	$255,069
Timberland Bancorp, Inc.	2,981	113,516
WaFd, Inc.	28,380	884,321
WaterStone Financial, Inc.	6,400	113,984
WSFS Financial Corp.	21,670	1,376,262
		10,568,816
Semiconductors — 2.7%
ACM Research, Inc., Class A†	20,312	1,130,972
Aehr Test Systems#†	11,785	441,113
Aeluma, Inc.#†	5,441	84,172
Alpha & Omega Semiconductor, Ltd.†	9,863	207,222
Ambarella, Inc.†	16,424	991,024
Ambiq Micro, Inc.†	1,787	54,861
Arteris, Inc.†	12,840	218,152
Atomera, Inc.#†	11,899	59,971
Axcelis Technologies, Inc.†	12,543	1,036,177
Blaize Holdings, Inc.#†	28,089	33,145
CEVA, Inc.†	9,974	208,058
Cohu, Inc.†	18,841	568,998
Diodes, Inc.†	18,454	1,259,116
FormFactor, Inc.†	31,323	3,097,218
Impinj, Inc.†	10,997	1,348,892
Kulicke & Soffa Industries, Inc.	20,487	1,428,354
MaxLinear, Inc.†	32,527	566,946
Navitas Semiconductor Corp.#†	63,647	572,823
Ouster, Inc.#†	21,527	407,937
Penguin Solutions, Inc.†	21,068	437,793
Photronics, Inc.†	23,153	866,617
Power Integrations, Inc.	22,595	1,082,752
Rambus, Inc.†	43,393	4,324,546
Richardson Electronics, Ltd.#	4,921	60,430
Semtech Corp.†	35,057	3,162,843
Silicon Laboratories, Inc.†	13,110	2,681,388
SiTime Corp.†	8,664	3,447,232
SkyWater Technology, Inc.†	12,109	356,731
Synaptics, Inc.†	15,631	1,273,301
Ultra Clean Holdings, Inc.†	18,030	1,094,060
Veeco Instruments, Inc.†	24,264	741,508
Vishay Precision Group, Inc.†	5,028	231,640
		33,475,992
Software — 4.0%
Meridian Holdings, Inc.†	5,944	3,448
Teads Holding Co.#†	12,189	10,430
TruBridge, Inc.#†	4,062	78,356
8x8, Inc.†	53,029	113,482
ACI Worldwide, Inc.†	41,613	1,651,204
ACV Auctions, Inc., Class A†	66,167	321,572
Adeia, Inc.	44,180	914,084
Agilysys, Inc.†	10,516	758,940
Airship AI Holdings, Inc.#†	8,137	22,214
Alignment Healthcare, Inc.†	68,191	1,310,631
Alkami Technology, Inc.†	27,338	452,307
Amplitude, Inc., Class A†	38,072	277,926
Appian Corp., Class A†	15,601	416,079
Asana, Inc., Class A†	34,117	242,231
Asure Software, Inc.#†	11,382	104,031
AvePoint, Inc.†	60,241	649,398
Bandwidth, Inc., Class A†	12,013	178,033
BigBear.ai Holdings, Inc.#†	176,834	700,263
Blackbaud, Inc.†	15,594	756,933
Security Description	Shares or Principal Amount	Value

Software (continued)
BlackLine, Inc.†	21,194	$747,088
Blend Labs, Inc., Class A†	75,383	126,643
Box, Inc., Class A†	56,497	1,330,504
Braze, Inc., Class A†	33,623	638,501
C3.ai, Inc., Class A#†	51,917	412,740
Carlsmed, Inc.#†	2,603	37,926
Cerence, Inc.†	16,961	134,162
Claritev Corp.†	2,980	40,141
Clear Secure, Inc., Class A	34,771	1,691,261
Clearwater Analytics Holdings, Inc., Class A†	112,203	2,624,428
Climb Global Solutions, Inc.	1,474	139,558
Commerce.com, Inc.†	25,991	72,255
Commvault Systems, Inc.†	17,902	1,523,102
Consensus Cloud Solutions, Inc.†	7,837	235,737
CS Disco, Inc.†	9,423	30,625
CSG Systems International, Inc.	11,265	900,073
Daily Journal Corp.#†	497	253,226
Definitive Healthcare Corp.†	14,415	18,451
Digi International, Inc.†	14,844	724,684
Digimarc Corp.#†	6,354	27,989
Digital Turbine, Inc.#†	44,249	179,651
DigitalOcean Holdings, Inc.#†	27,383	1,535,091
Domo, Inc., Class B#†	11,961	42,940
Donnelley Financial Solutions, Inc.†	10,246	509,841
eGain Corp.#†	6,072	56,712
EverCommerce, Inc.#†	5,975	68,593
Evolent Health, Inc., Class A†	45,940	149,305
Expensify, Inc., Class A#†	24,315	23,102
Fastly, Inc., Class A#†	55,637	1,063,779
Five9, Inc.†	31,963	557,435
Freshworks, Inc., Class A†	82,429	644,595
Genius Sports, Ltd.†	90,075	559,366
GigaCloud Technology, Inc., Class A†	9,651	427,925
Health Catalyst, Inc.#†	26,035	42,177
HeartFlow, Inc.†	7,811	180,903
I3 Verticals, Inc., Class A#†	10,098	225,993
IBEX Holdings, Ltd.†	4,361	126,033
Ibotta, Inc., Class A#†	6,058	151,268
Immersion Corp.	12,845	78,483
Innodata, Inc.#†	12,657	559,060
Intapp, Inc.†	22,507	504,832
IonQ, Inc.#†	136,074	5,221,159
Kaltura, Inc.†	33,128	46,048
Life360, Inc.#†	8,279	435,889
LiveRamp Holdings, Inc.†	26,456	718,810
McGraw Hill, Inc.†	12,510	175,140
N-able, Inc.†	29,964	131,842
Navan, Inc., Class A†	15,372	149,723
Nutex Health, Inc.#†	1,304	144,040
Omada Health, Inc.†	3,530	43,348
ON24, Inc.†	14,693	117,691
Pagaya Technologies, Ltd., Class A#†	20,264	226,754
PagerDuty, Inc.†	35,205	248,547
PDF Solutions, Inc.#†	12,576	424,817
Phreesia, Inc.†	23,773	293,121
Planet Labs PBC†	95,780	2,312,129
Playstudios, Inc.†	35,914	18,338
Playtika Holding Corp.	22,872	70,674
Porch Group, Inc.†	36,713	301,414
Progress Software Corp.†	17,562	735,497
PubMatic, Inc., Class A†	16,994	137,651
Quantum Computing, Inc.†	79,428	667,989
Rackspace Technology, Inc.#†	33,996	66,292

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Red Violet, Inc.†	4,538	$196,541
ReposiTrak, Inc.#	4,346	37,810
Rezolve AI PLC#†	74,069	172,581
Sapiens International Corp. NV	11,587	504,034
Schrodinger, Inc.†	22,178	267,467
SEMrush Holdings, Inc., Class A†	21,502	254,154
Silvaco Group, Inc.#†	3,366	11,310
Simulations Plus, Inc.#†	6,949	84,986
Skillsoft Corp.#†	1,813	7,596
SoundHound AI, Inc., Class A#†	150,942	1,298,101
Sprout Social, Inc., Class A†	22,102	142,558
SPS Commerce, Inc.†	15,439	872,458
Talkspace, Inc.†	59,989	289,147
Vertex, Inc., Class A†	27,635	400,155
Via Transportation, Inc.#†	3,754	64,494
Viant Technology, Inc., Class A†	5,661	57,346
VTEX, Class A†	21,787	74,729
Waystar Holding Corp.†	44,366	1,137,988
Weave Communications, Inc.#†	26,138	131,736
Whitefiber, Inc.†	3,977	67,012
WM Technology, Inc.†	35,509	23,738
Workiva, Inc.†	20,229	1,245,702
Yext, Inc.†	41,617	236,385
Zeta Global Holdings Corp., Class A#†	75,853	1,285,708
Zspace, Inc.†	1,745	461
		49,908,850
Telecommunications — 3.1%
A10 Networks, Inc.	29,597	570,038
ADTRAN Holdings, Inc.†	29,294	298,799
Anterix, Inc.#†	4,245	156,683
Applied Digital Corp.#†	95,587	2,606,657
ATN International, Inc.	4,511	130,007
Aviat Networks, Inc.†	4,527	113,356
BK Technologies Corp.†	1,104	96,147
BlackSky Technology, Inc.#†	12,243	230,781
Calix, Inc.†	24,241	1,254,957
Clearfield, Inc.†	4,540	142,738
Credo Technology Group Holding, Ltd.†	61,693	6,926,273
EchoStar Corp., Class A†	54,530	6,299,851
Extreme Networks, Inc.†	53,779	751,830
Frequency Electronics, Inc.†	2,676	134,362
Globalstar, Inc.#†	20,183	1,256,795
Gogo, Inc.†	31,036	131,282
Harmonic, Inc.†	45,616	484,898
IDT Corp., Class B	6,515	331,939
Inseego Corp.#†	5,048	62,343
InterDigital, Inc.#	10,418	3,818,509
Lumen Technologies, Inc.†	383,572	2,727,197
NETGEAR, Inc.†	11,717	241,605
Ooma, Inc.†	9,708	119,991
Powerfleet, Inc.#†	48,155	171,913
Preformed Line Products Co.	1,021	258,977
Ribbon Communications, Inc.†	35,512	79,192
Satellogic, Inc.†	34,954	104,862
Shenandoah Telecommunications Co.	21,441	292,241
Spok Holdings, Inc.	7,742	93,988
Telephone & Data Systems, Inc.	40,021	1,790,940
Uniti Group, Inc.†	67,230	492,124
Viasat, Inc.†	49,776	2,278,745
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Viavi Solutions, Inc.†	89,018	$2,644,725
Vistance Networks, Inc.†	87,755	1,541,855
		38,636,600
Textiles — 0.1%
UniFirst Corp.	5,887	1,382,385
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	14,563	72,815
JAKKS Pacific, Inc.	3,625	79,243
		152,058
Transportation — 1.3%
ArcBest Corp.#	9,227	947,244
Ardmore Shipping Corp.	14,773	241,982
Costamare Bulkers Holdings, Ltd.†	3,406	64,986
Costamare, Inc.	18,335	322,146
Covenant Logistics Group, Inc.	6,447	189,800
CryoPort, Inc.†	19,262	162,186
DHT Holdings, Inc.	54,779	1,067,643
Dorian LPG, Ltd.	14,645	541,719
FLEX LNG, Ltd.#	12,818	350,188
Forward Air Corp.#†	8,908	225,283
Genco Shipping & Trading, Ltd.	12,767	307,046
Heartland Express, Inc.	17,062	188,194
Himalaya Shipping, Ltd.#	11,116	163,516
Hub Group, Inc., Class A	24,143	1,039,839
International Seaways, Inc.	16,219	1,225,021
Marten Transport, Ltd.	24,236	329,367
Matson, Inc.	12,642	2,100,215
Navigator Holdings, Ltd.	12,757	268,152
Nordic American Tankers, Ltd.	84,768	485,721
PAMT Corp.#†	2,449	24,588
Pangaea Logistics Solutions, Ltd.	11,788	110,218
Proficient Auto Logistics, Inc.†	9,715	73,543
Radiant Logistics, Inc.†	13,483	100,044
RXO, Inc.†	65,649	1,047,758
Safe Bulkers, Inc.	23,061	151,280
Scorpio Tankers, Inc.	18,153	1,435,539
SFL Corp., Ltd.#	49,636	546,492
Teekay Corp., Ltd.	22,382	289,847
Teekay Tankers, Ltd., Class A#	9,802	767,203
Universal Logistics Holdings, Inc.#	2,748	45,699
Werner Enterprises, Inc.	24,336	853,950
World Kinect Corp.	21,598	538,870
		16,205,279
Trucking & Leasing — 0.3%
GATX Corp.	14,439	2,659,231
Greenbrier Cos., Inc.	11,988	676,363
Willis Lease Finance Corp.	1,093	222,655
		3,558,249
Water — 0.3%
H2O America	13,592	731,114
American States Water Co.	15,586	1,161,625
California Water Service Group	24,104	1,086,608
Consolidated Water Co., Ltd.	5,799	219,492
Global Water Resources, Inc.	5,047	46,231

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water (continued)
Middlesex Water Co.#	7,205	$389,070
York Water Co.#	5,539	182,122
		3,816,262
Total Common Stocks (cost $908,535,463)		1,219,796,757
ESCROWS AND LITIGATION TRUSTS — 0.0%
Third Harmonic Bio, Inc. †(1) (cost $4,083)	$10,213	307
RIGHTS — 0.0%
Oil & Gas — 0.0%
Empire Petroleum Corp. Expires 03/30/2026, Strike Price USD 2.99† (cost $0)	5,961	105
Total Long-Term Investment Securities (cost $908,539,546)		1,219,797,169
SHORT-TERM INVESTMENTS — 3.0%
Unaffiliated Investment Companies — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(2)	14,189,780	14,189,780
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(2)(3)	23,689,576	23,689,576
Total Short-Term Investments (cost $37,879,356)		37,879,356
TOTAL INVESTMENTS (cost $946,418,902)	101.1%	1,257,676,525
Other assets less liabilities	(1.1)	(13,692,600)
NET ASSETS	100.0%	$1,243,983,925

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of February 28, 2026.
(3)
At February 28, 2026, the Fund had loaned securities with a total value of $88,179,354.
This was secured by collateral of $23,689,576, which was received in cash and subsequently invested in short-term investments currently valued at $23,689,576 as reported in the Portfolio of Investments. Additional collateral of $70,059,665 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$41,471
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	208,795
United States Treasury Bills	0.00%	04/16/2026 to 01/21/2027	1,340,817
United States Treasury Notes/Bonds	0.13% to 6.25%	03/31/2026 to 11/15/2055	68,468,582

CVR—Contingent Value Rights

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Banks
Bank of America Merrill Lynch	Pay	Bank of Hawaii Corp.	1,488	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	$117,926	$(5,180)	$(5,180)
Bank of America Merrill Lynch	Pay	Pathward Financial, Inc.	678	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	64,127	(2,572)	(2,572)
Bank of America Merrill Lynch	Pay	United Community Banks, Inc.	5,069	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	176,664	(13,594)	(13,594)
Bank of America Merrill Lynch	Pay	National Bank Holdings Corp. CL	613	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	25,587	(1,073)	(1,073)
Bank of America Merrill Lynch	Pay	TrustCo. Bank Corp.	579	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	26,605	(1,494)	(1,494)
Goldman Sachs & Co. LLC	Pay	First BanCorp	1,105	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	25,119	(1,771)	(1,771)
Goldman Sachs & Co. LLC	Pay	Fulton Financial Corp.	1,212	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	27,140	(2,354)	(2,354)
Goldman Sachs & Co. LLC	Pay	Hanmi Financial Corp.	910	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	24,927	(1,167)	(1,167)
Goldman Sachs & Co. LLC	Pay	OFG Bancorp	592	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	25,256	(1,529)	(1,529)
Goldman Sachs & Co. LLC	Pay	Customers Bancorp, Inc.	347	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	25,318	(1,916)	(1,916)
HSBC Holdings	Pay	Central Pacific Financial Corp.	756	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	25,984	(1,905)	(1,905)
HSBC Holdings	Pay	BankUnited, Inc.	1,388	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	69,964	(5,145)	(5,145)
								(39,700)	(39,700)
Savings & Loans
Bank of America Merrill Lynch	Pay	Beacon Financial Corp.	3,175	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	98,089	(3,665)	(3,665)
Bank of America Merrill Lynch	Pay	WSFS Financial Corp.	839	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	56,456	(3,171)	(3,171)

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Bank of America Merrill Lynch	Pay	WaFd, Inc.	3,066	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	$101,423	$(5,886)	$(5,886)
JPMorgan Securities, LLC	Pay	Provident Financial Services, Inc.	6,276	3.83% (OBFR + 0.20%)	Monthly	02/10/2026	147,811	(15,764)	(15,764)
								(28,486)	(28,486)
Office/Business Equipment
BNP Paribas	Pay	Pitney Bowes, Inc.	22,309	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	229,083	10,293	10,293
Goldman Sachs & Co. LLC	Pay	Preferred Bank	4,726	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	434,177	(19,613)	(19,613)
								(9,320)	(9,320)
Diversified Financial Services
BNP Paribas	Pay	Moelis & Co., Class A	10,935	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	689,117	(40,015)	(40,015)
HSBC Holdings	Pay	Bread Financial Holdings, Inc.	12,572	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	977,700	(86,848)	(86,848)
								(126,863)	(126,863)
REITS
BNP Paribas	Pay	Arbor Realty Trust, Inc.	13,792	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	101,095	8,275	8,275
HSBC Holdings	Pay	Douglas Emmett, Inc.	10,527	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	110,846	(6,733)	(6,733)
								1,542	1,542
Insurance
Bank of America Merrill Lynch	Pay	Genworth Financial, Inc.,	15,349	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	137,432	(7,887)	(7,887)
Bank of America Merrill Lynch	Pay	SiriusPoint, Ltd.	5,531	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	116,624	301	301
HSBC Holdings	Pay	SiriusPoint, Ltd.	10,576	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	207,713	15,864	15,864
JPMorgan Securities, LLC	Pay	Jackson Financial, Inc.	27,853	3.83% (OBFR + 0.20%)	Monthly	02/10/2026	3,311,956	(262,610)	(262,610)
								(254,332)	(254,332)
Commercial Services
Bank of America Merrill Lynch	Pay	Perdoceo Education Corp.	2,359	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	75,825	2,847	2,847
Bank of America Merrill Lynch	Pay	Payoneer Global, Inc.	8,370	4.03% (OBFR + 0.40%)	Monthly	02/15/2028	44,780	(8,621)	(8,621)
								(5,774)	(5,774)
Leisure Time
Goldman Sachs & Co. LLC	Pay	OneSpaWorld Holdings, Ltd.	1,112	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	25,001	(1,059)	(1,059)
								$(463,992)	$(463,992)
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
61	Long	E-Mini Russell 2000 Index	March 2026	$8,132,917	$8,035,835	$(97,082)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$102,214,798	$—	$58,708	$102,273,506
Oil & Gas	32,761,866	—	0	32,761,866
Pharmaceuticals	32,491,573	—	3,236	32,494,809
Therapeutics	—	—	0	0
Other Industries	1,052,266,576	—	—	1,052,266,576
Escrows and Litigation Trusts	—	—	307	307
Rights	—	105	—	105
Short-Term Investments	37,879,356	—	—	37,879,356
Total Investments at Value	$1,257,614,169	$105	$62,251	$1,257,676,525
Other Financial Instruments:†
Swaps	$—	$37,580	$—	$37,580
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$501,572	$—	$501,572
Futures Contracts	97,082	—	—	97,082
Total Other Financial Instruments	$97,082	$501,572	$—	$598,654

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.8%
Apparel — 1.4%
Capri Holdings, Ltd.†	24,161	$495,542
Levi Strauss & Co., Class A	43,933	973,555
Steven Madden, Ltd.	28,922	1,044,084
		2,513,181
Auto Parts & Equipment — 3.6%
Douglas Dynamics, Inc.	74,819	3,435,689
Garrett Motion, Inc.	41,769	850,417
Holley, Inc.†	327,555	1,336,424
Visteon Corp.	6,611	632,474
		6,255,004
Banks — 11.4%
Associated Banc-Corp.	52,968	1,398,885
BOK Financial Corp.	8,692	1,092,758
Hancock Whitney Corp.	58,894	3,875,814
Old National Bancorp	83,328	1,924,877
Renasant Corp.	58,866	2,216,305
SouthState Bank Corp.	39,966	3,943,445
UMB Financial Corp.	47,588	5,514,498
		19,966,582
Building Materials — 6.4%
Eagle Materials, Inc.	16,953	3,794,081
Simpson Manufacturing Co., Inc.	11,094	2,147,466
Titan America SA	82,289	1,491,077
UFP Industries, Inc.	37,233	3,831,648
		11,264,272
Chemicals — 6.6%
Ecovyst, Inc.†	140,857	1,587,458
Ingevity Corp.†	3,150	226,894
Innospec, Inc.	71,582	5,481,750
Mativ Holdings, Inc.	140,209	1,519,866
Minerals Technologies, Inc.	14,229	1,004,852
NewMarket Corp.	687	430,069
Quaker Chemical Corp.	8,992	1,322,094
		11,572,983
Commercial Services — 3.9%
CBIZ, Inc.†	11,089	317,589
Custom Truck One Source, Inc.†	123,438	883,816
Ennis, Inc.	58,945	1,244,329
Graham Holdings Co., Class B	498	524,499
Korn Ferry	46,827	2,934,648
Matthews International Corp., Class A#	37,917	1,002,146
		6,907,027
Computers — 2.0%
Diebold Nixdorf, Inc.†	23,998	1,919,840
Insight Enterprises, Inc.†	9,158	765,243
Maximus, Inc.	11,376	860,139
		3,545,222
Cosmetics/Personal Care — 2.0%
Prestige Consumer Healthcare, Inc.†	49,844	3,454,189
Diversified Financial Services — 1.2%
GlassBridge Enterprises, Inc.#†(1)(2)	292	0
Lazard, Inc.	7,050	356,730
Marex Group PLC	29,526	1,283,200
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Streamex Corp.#†	49,130	$109,069
Westwood Holdings Group, Inc.	21,233	355,865
		2,104,864
Electrical Components & Equipment — 4.1%
Belden, Inc.	26,931	3,859,212
Novanta, Inc.#†	24,168	3,248,904
		7,108,116
Electronics — 2.1%
Atmus Filtration Technologies, Inc.	11,327	730,931
Ingram Micro Holding Corp.#	34,104	705,612
Knowles Corp.†	39,944	1,085,278
Sanmina Corp.†	7,000	1,086,820
		3,608,641
Entertainment — 1.0%
Pursuit Attractions & Hospitality, Inc.†	48,221	1,676,162
Food — 4.1%
J&J Snack Foods Corp.	56,068	4,881,280
Nomad Foods, Ltd.	148,126	1,624,942
Tootsie Roll Industries, Inc.#	14,816	625,680
		7,131,902
Gas — 0.7%
MDU Resources Group, Inc.	59,439	1,229,198
Hand/Machine Tools — 3.3%
Franklin Electric Co., Inc.	58,498	5,827,571
Healthcare-Products — 4.5%
Azenta, Inc.#†	31,294	844,312
CONMED Corp.	20,332	935,272
Enovis Corp.†	36,740	935,768
Globus Medical, Inc., Class A†	13,441	1,283,078
Haemonetics Corp.†	27,811	1,760,992
UFP Technologies, Inc.†	4,198	884,015
Varex Imaging Corp.†	92,681	1,220,609
		7,864,046
Healthcare-Services — 1.1%
Charles River Laboratories International, Inc.†	4,352	776,789
Chemed Corp.	2,825	1,158,278
		1,935,067
Household Products/Wares — 1.8%
ACCO Brands Corp.	279,621	1,138,058
Quanex Building Products Corp.	95,282	1,956,139
		3,094,197
Housewares — 2.0%
Central Garden & Pet Co.#†	36,118	1,415,464
Central Garden & Pet Co., Class A†	57,890	1,999,521
		3,414,985
Insurance — 5.5%
Abacus Global Management, Inc.#	47,209	431,018
CNO Financial Group, Inc.	33,374	1,395,367
Hanover Insurance Group, Inc.	11,572	2,090,250
Stewart Information Services Corp.	56,419	4,005,185
White Mountains Insurance Group, Ltd.	760	1,687,588
		9,609,408
Internet — 0.4%
IAC, Inc.†	20,333	779,160

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Investment Companies — 0.8%
Bit Digital, Inc.#†	127,804	$213,433
Compass Diversified Holdings	156,287	1,170,589
		1,384,022
Lodging — 0.6%
Boyd Gaming Corp.	11,620	967,133
Machinery-Diversified — 3.6%
Alamo Group, Inc.	19,948	4,259,496
CSW Industrials, Inc.#	3,036	893,586
Gates Industrial Corp. PLC†	24,721	681,558
Middleby Corp.†	2,622	442,751
		6,277,391
Metal Fabricate/Hardware — 4.5%
Hillman Solutions Corp.†	227,377	1,864,491
Janus International Group, Inc.†	102,912	716,268
Mayville Engineering Co., Inc.#†	67,264	1,412,544
Mueller Industries, Inc.	26,369	3,110,487
Standex International Corp.	2,859	749,058
		7,852,848
Miscellaneous Manufacturing — 3.5%
Avient Corp.	109,512	4,497,658
Myers Industries, Inc.	74,147	1,658,668
		6,156,326
Oil & Gas — 4.0%
California Resources Corp.	9,057	532,914
Chord Energy Corp.	22,848	2,476,038
Magnolia Oil & Gas Corp., Class A	98,219	2,732,452
Matador Resources Co.	10,074	517,804
Patterson-UTI Energy, Inc.	90,899	773,550
		7,032,758
Oil & Gas Services — 0.7%
Forum Energy Technologies, Inc.†	8,545	495,866
Liberty Energy, Inc.	24,963	701,211
		1,197,077
Packaging & Containers — 3.8%
Silgan Holdings, Inc.	65,260	3,135,743
TriMas Corp.	90,548	3,538,616
		6,674,359
REITS — 1.0%
Adamas Trust, Inc.	110,133	907,496
Agree Realty Corp.	11,087	892,282
		1,799,778
Retail — 1.0%
Group 1 Automotive, Inc.	2,721	886,339
La-Z-Boy, Inc.	26,609	950,473
		1,836,812
Semiconductors — 1.2%
Axcelis Technologies, Inc.†	9,463	781,739
Diodes, Inc.†	8,995	613,729
Onto Innovation, Inc.†	3,251	701,858
		2,097,326
Software — 1.0%
Genius Sports, Ltd.†	110,872	688,515
Security Description	Shares or Principal Amount	Value

Software (continued)
Pattern Group, Inc., Class A†	58,491	$615,910
Progress Software Corp.†	12,596	527,521
		1,831,946
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Telecommunications — 0.9%
Vistance Networks, Inc.†	86,049	1,511,881
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	22,606	383,172
Transportation — 0.9%
Werner Enterprises, Inc.#	44,892	1,575,260
Total Common Stocks (cost $151,947,705)		169,439,866
RIGHTS — 0.0%
Special Purpose Acquisition Company — 0.0%
Pershing Square SPARC Holdings, Ltd.†(1)(2) (cost $0)	15,102	0
Total Long-Term Investment Securities (cost $151,947,705)		169,439,866
SHORT-TERM INVESTMENTS — 4.3%
Unaffiliated Investment Companies — 4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(3)	5,772,555	5,772,555
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(3)(4)	1,698,576	1,698,576
Total Short-Term Investments (cost $7,471,130)		7,471,131
TOTAL INVESTMENTS (cost $159,418,835)	101.1%	176,910,997
Other assets less liabilities	(1.1)	(1,882,432)
NET ASSETS	100.0%	$175,028,565

†	Non-income producing security
#	The security or a portion thereof is out on loan.

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28,
2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
GlassBridge Enterprises, Inc.	10/21/09 - 03/08/17	292	$2,541,614	$0	$0.00	0.0%
Rights
Pershing Square SPARC Holdings, Ltd.	07/26/22	15,102	0	0	0.00	0.0
				$0		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of February 28, 2026.
(4)
At February 28, 2026, the Fund had loaned securities with a total value of $7,260,160.
This was secured by collateral of $1,698,576, which was received in cash and subsequently invested in short-term investments currently valued at $1,698,576 as reported in the Portfolio of Investments. Additional collateral of $5,843,306 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$5,909
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	29,749
United States Treasury Bills	0.00%	04/16/2026 to 01/21/2027	9,854
United States Treasury Notes/Bonds	0.13% to 6.25%	04/15/2026 to 08/15/2055	5,797,794
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Special Purpose Acquisition Company	$—	$—	$0	$0
Other Industries	169,439,866	—	—	169,439,866
Rights	—	—	0	0
Short-Term Investments	7,471,131	—	—	7,471,131
Total Investments at Value	$176,910,997	$—	$0	$176,910,997

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Advertising — 0.1%
Stagwell, Inc.#†	54,371	$262,068
Aerospace/Defense — 0.6%
AAR Corp.†	4,748	556,323
Mercury Systems, Inc.†	9,747	867,776
StandardAero, Inc.†	7,758	238,946
		1,663,045
Agriculture — 0.8%
Andersons, Inc.	16,973	1,108,167
Dole PLC	35,087	562,795
Fresh Del Monte Produce, Inc.	4,468	191,811
Turning Point Brands, Inc.	1,248	170,964
		2,033,737
Airlines — 0.4%
SkyWest, Inc.†	8,091	842,111
Sun Country Airlines Holdings, Inc.†	6,878	135,359
		977,470
Apparel — 0.2%
Capri Holdings, Ltd.†	31,495	645,963
Auto Manufacturers — 0.1%
Blue Bird Corp.†	6,552	381,785
Auto Parts & Equipment — 1.6%
Adient PLC†	40,953	995,977
Dana, Inc.	23,000	787,520
Garrett Motion, Inc.	58,593	1,192,953
Motorcar Parts of America, Inc.†	23,026	238,089
Phinia, Inc.	12,127	880,784
		4,095,323
Banks — 15.6%
1st Source Corp.	2,331	156,200
Alerus Financial Corp.	4,085	97,386
Amerant Bancorp, Inc.	10,214	218,069
Ameris Bancorp	18,378	1,427,236
Associated Banc-Corp.	4,087	107,938
Atlantic Union Bankshares Corp.	11,504	426,338
Bank of N.T. Butterfield & Son, Ltd.	29,937	1,519,303
BankUnited, Inc.	23,021	1,075,081
BayCom Corp.	1,536	45,158
Bridgewater Bancshares, Inc.†	13,793	252,136
Burke & Herbert Financial Services Corp.	1,929	124,305
Business First Bancshares, Inc.#	16,523	451,078
Byline Bancorp, Inc.	29,862	931,694
Central Pacific Financial Corp.	9,513	302,989
ChoiceOne Financial Services, Inc.	2,528	72,351
CNB Financial Corp.	17,168	480,876
Community Trust Bancorp, Inc.	6,677	400,887
ConnectOne Bancorp, Inc.	29,343	778,470
Customers Bancorp, Inc.†	13,553	914,014
CVB Financial Corp.	12,051	231,741
Dime Community Bancshares, Inc.	5,202	168,285
Eastern Bankshares, Inc.	73,281	1,433,376
Enterprise Financial Services Corp.	20,816	1,188,594
Equity Bancshares, Inc., Class A	11,987	537,977
FB Financial Corp.	2,845	155,593
Financial Institutions, Inc.	14,517	455,544
First Bancorp	2,060	116,987
First BanCorp.	32,422	685,077
First Busey Corp.	8,670	219,871
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Commonwealth Financial Corp.	3,813	$66,842
First Financial Bancorp	15,405	432,418
First Financial Corp.	11,589	734,279
First Interstate BancSystem, Inc., Class A	7,479	258,848
First Merchants Corp.	20,239	790,940
First Mid Bancshares, Inc.	13,970	572,910
Five Star Bancorp	7,266	282,865
Glacier Bancorp, Inc.	9,429	428,925
Hancock Whitney Corp.	12,630	831,180
Hanmi Financial Corp.	19,739	515,385
HBT Financial, Inc.	1,799	48,501
Heritage Commerce Corp.	75,346	936,551
Hilltop Holdings, Inc.	30,331	1,135,289
Home BancShares, Inc.	12,013	329,877
Horizon Bancorp, Inc.	40,471	681,532
Independent Bank Corp.	3,743	292,216
Mercantile Bank Corp.	9,510	491,287
Metropolitan Bank Holding Corp.	8,382	705,345
Mid Penn Bancorp, Inc.	2,838	91,299
Midland States Bancorp, Inc.	3,474	76,880
National Bank Holdings Corp., Class A	5,955	238,140
Nicolet Bankshares, Inc.	4,436	677,643
Northrim BanCorp, Inc.	9,171	215,427
OFG Bancorp	7,336	294,027
Old National Bancorp	81,437	1,881,195
Old Second Bancorp, Inc.	46,583	914,424
Origin Bancorp, Inc.	10,241	426,026
Orrstown Financial Services, Inc.	2,594	93,228
Pathward Financial, Inc.	7,632	692,909
Peapack-Gladstone Financial Corp.	8,862	296,788
QCR Holdings, Inc.	12,850	1,111,525
Renasant Corp.	12,119	456,280
Seacoast Banking Corp. of Florida	10,055	312,912
Sierra Bancorp	3,094	111,322
Simmons First National Corp., Class A	42,418	844,542
SmartFinancial, Inc.	4,955	194,286
South Plains Financial, Inc.	23,585	966,042
Southside Bancshares, Inc.	9,773	306,090
SouthState Bank Corp.	5,231	516,143
Texas Capital Bancshares, Inc.†	1,296	123,509
Towne Bank	12,013	411,565
TriCo Bancshares	6,976	333,313
Trustmark Corp.	3,386	144,210
UMB Financial Corp.	10,412	1,206,543
United Bankshares, Inc.	5,981	247,015
United Community Banks, Inc.	9,614	309,282
Unity Bancorp, Inc.	691	36,754
Univest Financial Corp.	4,851	162,751
Valley National Bancorp	28,008	353,181
Walker & Dunlop, Inc.	3,185	146,542
WesBanco, Inc.	16,841	587,246
Wintrust Financial Corp.	3,584	516,311
		39,805,094
Biotechnology — 6.0%
Alumis Inc†	16,817	499,297
Atea Pharmaceuticals, Inc.†	28,925	135,369
Aurinia Pharmaceuticals, Inc.†	11,391	161,410
Beam Therapeutics, Inc.†	19,623	558,471
Biohaven, Ltd.†	625	7,200
Celldex Therapeutics, Inc.†	9,318	280,379
Compass Therapeutics, Inc.†	74,883	423,089
Contra Iteos Therapeutic†(1)	67,297	0

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
CRISPR Therapeutics AG#†	18,611	$1,119,265
Cytek Biosciences, Inc.†	34,181	153,131
Cytokinetics, Inc.†	16,397	1,020,221
Definium Therapeutics, Inc.†	17,494	305,270
Denali Therapeutics, Inc.†	6,302	133,476
Erasca, Inc.†	80,079	1,093,879
Esperion Therapeutics, Inc.†	66,710	223,478
Generate Biomedicines, Inc.†	100,595	1,609,520
Ideaya Biosciences, Inc.†	13,651	439,562
ImmunityBio, Inc.#†	31,149	304,637
Intellia Therapeutics, Inc.#†	16,963	233,750
Iovance Biotherapeutics, Inc.#†	115,105	444,305
Larimar Therapeutics, Inc.#†	42,086	223,477
Nuvation Bio, Inc.#†	61,112	361,172
Olema Pharmaceuticals, Inc.†	14,616	353,707
Phathom Pharmaceuticals, Inc.#†	10,330	129,745
Praxis Precision Medicines, Inc.†	4,204	1,415,697
PTC Therapeutics, Inc.†	3,788	258,304
Relay Therapeutics, Inc.†	43,060	441,796
Replimune Group, Inc.†	47,814	365,777
Scholar Rock Holding Corp.†	4,082	180,710
Septerna, Inc.#†	6,879	199,629
Syndax Pharmaceuticals, Inc.†	14,374	312,060
Terns Pharmaceuticals, Inc.†	13,343	562,007
Theravance Biopharma, Inc.†	8,251	150,581
Travere Therapeutics, Inc.†	7,978	237,665
Upstream Bio, Inc.†	11,431	87,790
Viridian Therapeutics, Inc.†	23,658	695,072
Wave Life Sciences, Ltd.†	17,954	250,099
		15,370,997
Building Materials — 1.8%
Apogee Enterprises, Inc.	10,503	418,229
Boise Cascade Co.	9,021	746,398
Griffon Corp.	13,430	1,144,773
Masterbrand, Inc.†	41,503	420,010
Modine Manufacturing Co.†	5,694	1,293,962
UFP Industries, Inc.	5,561	572,283
		4,595,655
Chemicals — 1.4%
Ecovyst, Inc.†	7,087	79,870
H.B. Fuller Co.	14,945	982,185
Innospec, Inc.	6,058	463,922
Mativ Holdings, Inc.	45,121	489,112
Perimeter Solutions, Inc.†	32,906	772,633
Quaker Chemical Corp.	4,521	664,723
		3,452,445
Coal — 0.9%
Core Natural Resources, Inc.	4,415	362,383
Peabody Energy Corp.	27,796	876,686
Warrior Met Coal, Inc.	11,603	965,834
		2,204,903
Commercial Services — 1.6%
ABM Industries, Inc.	20,988	933,966
Alight, Inc., Class A	11,126	9,788
American Public Education, Inc.†	5,423	248,482
API Group Corp.†	10,000	444,600
Healthcare Services Group, Inc.†	30,263	658,825
John Wiley & Sons, Inc., Class A#	12,580	390,232
Kelly Services, Inc., Class A	15,521	150,709
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Laureate Education, Inc.†	17,729	$573,356
Perdoceo Education Corp.	7,400	246,790
PROG Holdings, Inc.	14,416	507,587
		4,164,335
Computers — 0.6%
ASGN, Inc.†	9,236	396,224
Mitek Systems, Inc.†	10,754	156,793
NCR Voyix Corp.†	19,053	145,565
OneSpan, Inc.	18,727	206,746
Unisys Corp.†	45,371	110,252
V2X, Inc.†	5,845	407,689
		1,423,269
Cosmetics/Personal Care — 0.1%
Prestige Consumer Healthcare, Inc.†	2,731	189,258
Distribution/Wholesale — 1.4%
Hudson Technologies, Inc.†	11,307	80,393
OPENLANE, Inc.†	3,645	103,919
Resideo Technologies, Inc.†	31,335	1,212,665
Rush Enterprises, Inc., Class A	13,959	990,670
WESCO International, Inc.	4,199	1,215,610
		3,603,257
Diversified Financial Services — 2.1%
Atlanticus Holdings Corp.†	3,194	167,078
BGC Group, Inc., Class A	27,164	258,601
Burford Capital, Ltd.#	27,315	230,539
Enact Holdings, Inc.	10,129	423,797
Encore Capital Group, Inc.†	10,251	700,041
Enova International, Inc.†	7,111	988,785
LendingClub Corp.†	15,697	234,042
Marex Group PLC	11,395	495,227
PennyMac Financial Services, Inc.	4,708	432,806
Radian Group, Inc.	25,675	886,301
StoneX Group, Inc.†	3,294	419,985
Virtus Investment Partners, Inc.	1,724	238,533
		5,475,735
Electric — 3.0%
Avista Corp.	2,763	112,233
Black Hills Corp.	16,087	1,184,968
Clearway Energy, Inc., Class A	12,821	461,812
Clearway Energy, Inc., Class C	2,760	105,736
IDACORP, Inc.	7,812	1,124,694
Northwestern Energy Group, Inc.	5,067	354,487
Oklo, Inc.†	8,302	522,611
Otter Tail Corp.	14,643	1,246,119
Portland General Electric Co.	28,434	1,534,299
Unitil Corp.	19,825	1,037,046
		7,684,005
Electrical Components & Equipment — 0.9%
EnerSys	11,888	1,975,191
nLight, Inc.†	7,412	416,481
		2,391,672
Electronics — 2.7%
Allient, Inc.	2,309	152,025
Atkore, Inc.	11,450	740,930
Atmus Filtration Technologies, Inc.	11,829	763,325
Bel Fuse, Inc., Class B#	1,719	394,871
Benchmark Electronics, Inc.	4,646	268,585
CTS Corp.	1,635	86,099

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Kimball Electronics, Inc.†	11,295	$282,262
Knowles Corp.†	31,883	866,261
Plexus Corp.†	851	165,205
Sanmina Corp.†	5,825	904,389
TTM Technologies, Inc.†	17,878	1,863,603
Turtle Beach Corp.#†	19,293	241,934
Vishay Intertechnology, Inc.	13,986	261,818
		6,991,307
Energy-Alternate Sources — 0.0%
Nextpower, Inc., Class A†	1,055	110,881
Engineering & Construction — 2.0%
Arcosa, Inc.	7,501	806,207
Fluor Corp.†	13,118	686,203
MYR Group, Inc.†	4,988	1,346,560
Primoris Services Corp.	6,925	1,043,736
Tutor Perini Corp.	16,853	1,270,211
		5,152,917
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A†	81,956	95,069
Cinemark Holdings, Inc.	3,389	95,705
Lionsgate Studios Corp.†	63,577	572,193
Marriott Vacations Worldwide Corp.	7,860	510,979
United Parks & Resorts, Inc.#†	8,538	297,037
Webtoon Entertainment, Inc.#†	23,149	260,426
		1,831,409
Food — 0.5%
Ingles Markets, Inc., Class A	5,677	483,113
United Natural Foods, Inc.†	16,352	624,810
Village Super Market, Inc., Class A	3,267	127,903
		1,235,826
Gas — 1.9%
Chesapeake Utilities Corp.	4,456	605,882
New Jersey Resources Corp.	22,394	1,214,651
Southwest Gas Holdings, Inc.	27,479	2,422,823
Spire, Inc.	5,514	505,138
		4,748,494
Healthcare-Products — 2.0%
10X Genomics, Inc., Class A#†	45,913	1,058,295
Alphatec Holdings, Inc.†	38,831	528,878
Beta Bionics, Inc.#†	20,631	260,569
Embecta Corp.	6,996	71,779
GRAIL, Inc.†	4,843	257,793
LivaNova PLC†	13,330	941,098
Omnicell, Inc.†	28,268	1,161,815
OraSure Technologies, Inc.†	35,197	110,871
Orthofix Medical, Inc.†	22,094	298,932
Varex Imaging Corp.†	23,313	307,032
		4,997,062
Healthcare-Services — 0.6%
Strata Critical Medical, Inc. †	21,192	90,702
Addus HomeCare Corp.†	2,653	274,665
Enhabit, Inc.†	27,101	368,844
Fortrea Holdings, Inc.†	29,829	319,767
Fulgent Genetics, Inc.†	3,705	56,798
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Pediatrix Medical Group, Inc. †	8,283	$164,417
Teladoc Health, Inc.#†	51,011	268,318
		1,543,511
Home Builders — 3.1%
Beazer Homes USA, Inc.†	8,219	210,242
Century Communities, Inc.	6,325	425,230
Green Brick Partners, Inc.†	7,476	550,682
KB Home	15,868	1,008,887
LCI Industries	7,443	991,408
LGI Homes, Inc.†	1,701	88,282
M/I Homes, Inc.†	8,476	1,204,948
Meritage Homes Corp.	11,586	873,816
Taylor Morrison Home Corp.†	23,744	1,564,492
Tri Pointe Homes, Inc.†	10,274	475,686
Winnebago Industries, Inc.	10,928	435,918
		7,829,591
Home Furnishings — 0.5%
Daktronics, Inc.†	17,689	456,023
MillerKnoll, Inc.	22,200	447,108
Xperi, Inc.†	46,434	284,640
		1,187,771
Household Products/Wares — 0.1%
ACCO Brands Corp.	14,015	57,041
Spectrum Brands Holdings, Inc.	3,619	283,657
		340,698
Housewares — 0.1%
Central Garden & Pet Co., Class A†	8,170	282,192
Insurance — 2.8%
CNO Financial Group, Inc.	30,463	1,273,658
Essent Group, Ltd.	18,730	1,139,533
Fidelis Insurance Holdings, Ltd.	23,735	452,389
Hamilton Insurance Group, Ltd., Class B†	20,671	652,997
Heritage Insurance Holdings, Inc.†	5,017	139,824
Jackson Financial, Inc., Class A	12,531	1,371,894
Mercury General Corp.	4,527	410,056
NMI Holdings, Inc.†	19,373	761,553
Safety Insurance Group, Inc.	4,294	333,343
SiriusPoint, Ltd.†	15,008	317,269
Stewart Information Services Corp.	2,845	201,966
Universal Insurance Holdings, Inc.	3,336	117,327
		7,171,809
Internet — 0.3%
Cars.com, Inc.#†	20,559	175,574
Nextdoor Holdings, Inc.†	46,085	80,649
RealReal, Inc.†	29,008	355,638
Shutterstock, Inc.	2,573	43,226
		655,087
Investment Companies — 2.3%
Bit Digital, Inc.#†	79,634	132,989
Cipher Mining, Inc.†	58,771	916,828
Cleanspark, Inc.#†	61,832	615,228
Core Scientific, Inc.#†	12,429	210,920
HA Sustainable Infrastructure Capital, Inc.	18,878	689,425
Hut 8 Corp.†	17,484	930,673
MARA Holdings, Inc.#†	106,049	948,078

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Investment Companies (continued)
Riot Platforms, Inc.†	69,598	$1,133,751
Terawulf, Inc.#†	12,346	200,252
		5,778,144
Iron/Steel — 1.0%
Commercial Metals Co.	33,275	2,439,058
Leisure Time — 0.8%
Callaway Golf Co †	77,384	1,088,019
Peloton Interactive, Inc., Class A†	66,519	267,406
Polaris, Inc.	13,213	802,558
		2,157,983
Machinery-Construction & Mining — 0.3%
Terex Corp.	9,402	646,764
Machinery-Diversified — 0.3%
Ichor Holdings, Ltd.†	5,141	244,454
Thermon Group Holdings, Inc.†	8,229	417,869
		662,323
Media — 0.4%
AMC Networks, Inc., Class A#†	10,799	88,228
Sphere Entertainment Co.†	7,249	862,703
		950,931
Metal Fabricate/Hardware — 0.3%
Hillman Solutions Corp.†	48,828	400,390
Mueller Industries, Inc.	3,136	369,922
		770,312
Mining — 2.8%
Coeur Mining, Inc.†	64,001	1,737,627
Constellium SE†	57,310	1,426,446
Energy Fuels, Inc.#†	9,048	192,903
Hecla Mining Co.	92,769	2,310,876
Ivanhoe Electric, Inc.†	1,795	30,856
SSR Mining, Inc.†	38,973	1,254,541
USA Rare Earth, Inc.†	6,993	132,168
		7,085,417
Miscellaneous Manufacturing — 0.7%
Avient Corp.	10,644	437,149
Materion Corp.	7,406	1,207,622
Park Aerospace Corp.	5,201	137,411
		1,782,182
Multi-National — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	4,813	240,794
Oil & Gas — 3.3%
California Resources Corp.	8,536	502,258
Chord Energy Corp.	2,739	296,825
CNX Resources Corp.†	26,640	1,113,019
Gulfport Energy Corp.†	1,221	254,774
Magnolia Oil & Gas Corp., Class A	22,119	615,351
Murphy Oil Corp.	11,890	394,153
Noble Corp. PLC#	6,803	309,060
Ovintiv, Inc.	5,463	276,373
Par Pacific Holdings, Inc.†	25,571	1,091,115
Patterson-UTI Energy, Inc.	55,760	474,518
PBF Energy, Inc., Class A	5,860	208,616
SM Energy Co.	9,045	209,211
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Transocean, Ltd.†	280,206	$1,815,735
Valaris, Ltd.†	8,002	766,992
		8,328,000
Oil & Gas Services — 2.6%
Bristow Group, Inc.†	12,026	573,640
DMC Global, Inc.†	8,994	52,975
DNOW, Inc.†	75,003	883,535
Forum Energy Technologies, Inc.†	22,241	1,290,645
Helix Energy Solutions Group, Inc.†	9,715	89,281
Liberty Energy, Inc.	38,255	1,074,583
Mammoth Energy Services, Inc.†	19,114	44,153
National Energy Services Reunited Corp.†	18,516	463,826
Oceaneering International, Inc.†	5,496	195,108
Oil States International, Inc.†	57,564	753,513
ProPetro Holding Corp.†	50,721	615,246
Ranger Energy Services, Inc., Class A	31,565	549,862
		6,586,367
Packaging & Containers — 0.3%
Greif, Inc., Class A	5,866	426,282
O-I Glass, Inc.†	28,235	378,349
		804,631
Pharmaceuticals — 1.4%
Aclaris Therapeutics, Inc.†	60,758	174,376
Agios Pharmaceuticals, Inc.†	13,528	408,951
Aquestive Therapeutics, Inc.†	50,051	200,204
Atrium Therapeutics, Inc.†	395	5,826
Enanta Pharmaceuticals, Inc.†	12,223	174,789
Nature's Sunshine Products, Inc.†	12,332	341,350
ORIC Pharmaceuticals, Inc.†	25,146	338,214
Supernus Pharmaceuticals, Inc.†	8,167	446,980
Vanda Pharmaceuticals, Inc.†	33,831	301,434
Vaxcyte, Inc.†	19,503	1,204,115
		3,596,239
Pipelines — 0.2%
Excelerate Energy, Inc., Class A	12,761	513,630
New Fortress Energy, Inc.#†	42,099	45,888
		559,518
Real Estate — 0.4%
Compass, Inc., Class A†	13,382	130,475
Cushman & Wakefield, Ltd.†	22,320	299,311
Newmark Group, Inc., Class A	39,183	568,937
		998,723
REITS — 10.1%
Adamas Trust, Inc.	26,515	218,484
Agree Realty Corp.	1,078	86,757
American Assets Trust, Inc.	16,780	327,546
American Healthcare REIT, Inc.	7,495	391,539
Apollo Commercial Real Estate Finance, Inc.	22,301	236,391
BrightSpire Capital, Inc.	63,752	370,399
Broadstone Net Lease, Inc.	76,555	1,484,401
CareTrust REIT, Inc.	36,533	1,483,970
Centerspace	2,647	166,496
Chatham Lodging Trust	38,144	294,090
Community Healthcare Trust, Inc.	4,815	82,288
COPT Defense Properties	52,466	1,667,369
Curbline Properties Corp.	29,225	812,747
DiamondRock Hospitality Co.	82,379	827,085
Ellington Financial, Inc.	43,357	538,494

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Empire State Realty Trust, Inc., Class A#	37,209	$218,789
Essential Properties Realty Trust, Inc.	55,663	1,889,202
Four Corners Property Trust, Inc.	23,085	589,129
Getty Realty Corp.	12,541	411,596
Independence Realty Trust, Inc.	37,446	620,480
InvenTrust Properties Corp.	21,210	661,752
Kite Realty Group Trust#	41,250	1,074,563
Ladder Capital Corp.	121,686	1,261,884
LXP Industrial Trust	11,703	580,001
Macerich Co.	42,690	873,864
National Health Investors, Inc.	2,970	249,688
NETSTREIT Corp.#	31,012	644,119
Outfront Media, Inc.	11,482	330,796
Phillips Edison & Co., Inc.	27,938	1,097,405
Piedmont Office Realty Trust, Inc.	62,203	472,121
Postal Realty Trust, Inc., Class A	10,717	222,163
Rayonier, Inc.	22,575	485,137
Ryman Hospitality Properties, Inc.	3,815	376,731
Sabra Health Care REIT, Inc.	53,065	1,090,486
SL Green Realty Corp.	5,747	211,777
Smartstop Self Storage REIT, Inc.	2,403	80,140
Sunstone Hotel Investors, Inc.	27,770	257,706
Tanger, Inc.	11,192	414,776
Terreno Realty Corp.	14,992	990,372
TPG RE Finance Trust, Inc.	32,812	277,590
UMH Properties, Inc.	6,740	101,639
Veris Residential, Inc.	11,417	215,210
Xenia Hotels & Resorts, Inc.	69,988	1,069,417
		25,756,589
Retail — 3.1%
American Eagle Outfitters, Inc.	41,919	1,029,950
Arko Corp.	22,183	142,637
Asbury Automotive Group, Inc.†	2,845	608,204
Biglari Holdings, Inc., Class B†	625	242,362
Black Rock Coffee Bar, Inc.†	9,834	131,186
BlueLinx Holdings, Inc.†	3,145	207,318
Clean Energy Fuels Corp.†	140,946	318,538
Dine Brands Global, Inc.#	7,020	217,339
Group 1 Automotive, Inc.	944	307,499
Jack in the Box, Inc.#	18,775	317,673
Kohl's Corp.	23,935	391,816
MarineMax, Inc.†	1,206	36,783
National Vision Holdings, Inc.†	12,406	334,590
Signet Jewelers, Ltd.	17,402	1,673,898
Sonic Automotive, Inc., Class A	1,592	99,850
Urban Outfitters, Inc.†	13,507	894,163
Victoria's Secret & Co.†	11,398	714,655
Zumiez, Inc.†	11,327	296,994
		7,965,455
Savings & Loans — 1.8%
Beacon Financial Corp.	13,068	388,642
Axos Financial, Inc.†	10,346	898,240
Banc of California, Inc.	51,401	949,377
Capitol Federal Financial, Inc.	30,810	221,216
HomeTrust Bancshares, Inc.	5,195	218,917
OceanFirst Financial Corp.	43,035	777,212
Provident Financial Services, Inc.	11,658	245,284
Southern Missouri Bancorp, Inc.	2,434	150,689
WSFS Financial Corp.	10,150	644,627
		4,494,204
Security Description	Shares or Principal Amount	Value

Semiconductors — 1.6%
ACM Research, Inc., Class A†	4,385	$244,157
Aehr Test Systems#†	18,562	694,776
Ambarella, Inc.†	2,552	153,988
Arteris, Inc.†	4,431	75,283
Cohu, Inc.†	6,432	194,246
Diodes, Inc.†	8,208	560,032
FormFactor, Inc.†	3,357	331,940
Kulicke & Soffa Industries, Inc.	3,146	219,339
Navitas Semiconductor Corp.#†	24,764	222,876
Penguin Solutions, Inc.†	6,502	135,111
Synaptics, Inc.†	6,730	548,226
Ultra Clean Holdings, Inc.†	7,537	457,345
Veeco Instruments, Inc.†	7,213	220,429
Vishay Precision Group, Inc.†	998	45,978
		4,103,726
Software — 1.8%
Adeia, Inc.	32,131	664,790
BigBear.ai Holdings, Inc.#†	31,757	125,758
Bullish#†	5,896	185,075
Consensus Cloud Solutions, Inc.†	8,906	267,893
Digital Turbine, Inc.#†	62,626	254,262
Fastly, Inc., Class A†	22,633	432,743
GigaCloud Technology, Inc., Class A†	11,155	494,613
Health Catalyst, Inc.#†	26,455	42,857
HeartFlow, Inc.†	12,711	294,387
IBEX Holdings, Ltd.†	4,972	143,691
LiveRamp Holdings, Inc.†	14,973	406,816
McGraw Hill, Inc.†	78,793	1,103,102
Porch Group, Inc.†	33,734	276,956
		4,692,943
Telecommunications — 2.0%
Applied Digital Corp.†	8,722	237,849
EchoStar Corp., Class A†	20,925	2,417,465
Lumen Technologies, Inc.†	16,892	120,102
NETGEAR, Inc.†	24,230	499,623
Spok Holdings, Inc.	8,446	102,534
Telephone & Data Systems, Inc.	6,709	300,228
Viasat, Inc.†	20,311	929,838
Vistance Networks, Inc.†	21,046	369,778
		4,977,417
Transportation — 2.6%
ArcBest Corp.	5,203	534,140
Costamare Bulkers Holdings, Ltd.†	2,872	54,798
Costamare, Inc.	53,534	940,592
International Seaways, Inc.	7,423	560,659
Matson, Inc.	4,468	742,269
Radiant Logistics, Inc.†	29,404	218,178
Safe Bulkers, Inc.	74,538	488,969
Scorpio Tankers, Inc.	3,070	242,776
Teekay Corp., Ltd.	46,860	606,837
Teekay Tankers, Ltd., Class A	24,849	1,944,931
World Kinect Corp.	14,831	370,033
		6,704,182
Trucking & Leasing — 0.3%
GATX Corp.	4,072	749,940

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.7%
American States Water Co.	3,711	$276,581
Consolidated Water Co., Ltd.	38,011	1,438,716
		1,715,297
Total Long-Term Investment Securities (cost $208,154,745)		249,045,710
SHORT-TERM INVESTMENTS — 1.4%
Unaffiliated Investment Companies — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(2)(3) (cost $3,462,651)	3,462,651	3,462,651
REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/27/2026, to be repurchased 03/02/2026 in the amount of $6,676,484 and collateralized by $7,152,600 of United States Treasury Notes, bearing interest at 1.38% due 10/31/2028 and having an approximate value of $6,809,424 (cost $6,675,895)	$6,675,895	6,675,895
TOTAL INVESTMENTS (cost $218,293,291)	101.7%	259,184,256
Other assets less liabilities	(1.7)	(4,403,677)
NET ASSETS	100.0%	$254,780,579

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of February 28, 2026.
(3)
At February 28, 2026, the Fund had loaned securities with a total value of $10,968,147.
This was secured by collateral of $3,462,651, which was received in cash and subsequently invested in short-term investments currently valued at $3,462,651 as reported in the Portfolio of Investments. Additional collateral of $7,921,636 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$8,816
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	44,385
United States Treasury Bills	0.00%	04/16/2026 to 01/21/2027	48,740
United States Treasury Notes/Bonds	0.13% to 6.25%	03/31/2026 to 08/15/2055	7,819,695
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
40	Long	E-Mini Russell 2000 Index	March 2026	$5,317,016	$5,269,400	$(47,616)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$15,370,997	$—	$0	$15,370,997
Other Industries	233,674,713	—	—	233,674,713
Short-Term Investments	3,462,651	—	—	3,462,651
Repurchase Agreements	—	6,675,895	—	6,675,895
Total Investments at Value	$252,508,361	$6,675,895	$0	$259,184,256
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$47,616	$—	$—	$47,616

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Advertising — 0.1%
Omnicom Group, Inc.	36,616	$3,122,979
Trade Desk, Inc., Class A†	51,106	1,217,345
		4,340,324
Aerospace/Defense — 2.3%
Boeing Co.†	88,111	20,047,896
General Dynamics Corp.	28,835	10,295,537
General Electric Co.	118,516	40,563,286
Howmet Aerospace, Inc.	45,053	11,827,764
L3Harris Technologies, Inc.	21,269	7,753,401
Lockheed Martin Corp.	22,927	15,087,800
Northrop Grumman Corp.	15,021	10,880,912
RTX Corp.	150,718	30,538,481
TransDigm Group, Inc.	6,292	8,197,155
		155,192,232
Agriculture — 0.8%
Altria Group, Inc.	188,610	13,021,634
Archer-Daniels-Midland Co.	54,652	3,773,174
Bunge Global SA	15,024	1,812,646
Philip Morris International, Inc.	175,162	32,725,517
		51,332,971
Airlines — 0.2%
Delta Air Lines, Inc.	72,208	4,744,066
Southwest Airlines Co.	56,902	2,802,993
United Airlines Holdings, Inc.†	36,015	3,828,394
		11,375,453
Apparel — 0.2%
Deckers Outdoor Corp.†	15,931	1,868,228
NIKE, Inc., Class B	132,758	8,254,893
Ralph Lauren Corp.	4,509	1,634,963
Tapestry, Inc.	22,789	3,543,006
		15,301,090
Auto Manufacturers — 2.4%
Cummins, Inc.	15,668	9,148,075
Ford Motor Co.	446,795	6,295,341
General Motors Co.	103,755	8,166,556
PACCAR, Inc.	59,631	7,518,873
Tesla, Inc.†	316,172	127,262,392
		158,391,237
Auto Parts & Equipment — 0.0%
Aptiv PLC†	24,335	1,789,596
Banks — 4.4%
Bank of America Corp.	756,177	37,680,300
Bank of New York Mellon Corp.	78,929	9,400,444
Citigroup, Inc.	201,338	22,185,434
Citizens Financial Group, Inc.	48,219	2,902,302
Fifth Third Bancorp	99,678	4,931,071
Goldman Sachs Group, Inc.	33,748	29,008,768
Huntington Bancshares, Inc.	228,641	3,841,169
JPMorgan Chase & Co.	306,306	91,983,692
KeyCorp	106,458	2,207,939
M&T Bank Corp.	17,263	3,745,726
Morgan Stanley	135,270	22,523,808
Northern Trust Corp.	20,754	2,969,690
PNC Financial Services Group, Inc.	43,936	9,329,809
Regions Financial Corp.	101,129	2,814,420
State Street Corp.	31,992	4,114,811
Truist Financial Corp.	143,431	7,072,582
Security Description	Shares or Principal Amount	Value

Banks (continued)
US Bancorp	174,212	$9,522,428
Wells Fargo & Co.	353,391	28,783,697
		295,018,090
Beverages — 1.2%
Brown-Forman Corp., Class B#	16,475	475,469
Coca-Cola Co.	436,517	35,602,327
Constellation Brands, Inc., Class A	15,544	2,453,776
Keurig Dr Pepper, Inc.	155,267	4,701,485
Molson Coors Beverage Co., Class B	17,872	875,549
Monster Beverage Corp.†	81,325	6,937,022
PepsiCo, Inc.	153,852	26,114,838
		77,160,466
Biotechnology — 1.2%
Amgen, Inc.	60,354	23,427,009
Biogen, Inc.†	16,200	3,107,484
Corteva, Inc.	77,052	6,173,406
Gilead Sciences, Inc.	139,957	20,846,595
Incyte Corp.†	18,434	1,866,811
Moderna, Inc.†	40,206	2,153,836
Regeneron Pharmaceuticals, Inc.	11,369	8,886,806
Vertex Pharmaceuticals, Inc.†	28,439	14,129,348
		80,591,295
Building Materials — 0.8%
Builders FirstSource, Inc.†	13,179	1,374,438
Carrier Global Corp.	89,656	5,773,846
CRH PLC	75,421	9,049,012
Johnson Controls International PLC	68,767	9,923,078
Lennox International, Inc.	3,393	1,933,806
Martin Marietta Materials, Inc.	6,893	4,663,597
Masco Corp.	24,123	1,727,689
Trane Technologies PLC	24,942	11,531,186
Vulcan Materials Co.	14,971	4,641,010
		50,617,662
Chemicals — 1.1%
Air Products & Chemicals, Inc.	25,080	6,913,804
Albemarle Corp.	13,071	2,335,395
CF Industries Holdings, Inc.	17,759	1,767,731
Dow, Inc.	81,404	2,501,545
DuPont de Nemours, Inc.	48,471	2,425,489
Ecolab, Inc.	28,423	8,764,232
International Flavors & Fragrances, Inc.	29,896	2,458,348
Linde PLC	52,595	26,722,468
LyondellBasell Industries NV, Class A	30,321	1,744,064
Mosaic Co.	35,067	976,265
PPG Industries, Inc.	24,616	3,034,414
Qnity Electronics, Inc.	24,235	3,072,029
Sherwin-Williams Co.	25,912	9,395,432
		72,111,216
Commercial Services — 1.2%
Automatic Data Processing, Inc.	45,531	9,760,025
Block, Inc.†	59,794	3,808,878
Cintas Corp.	38,108	7,664,662
Corpay, Inc.†	7,698	2,502,620
Equifax, Inc.	13,593	2,840,393
Global Payments, Inc.	26,891	2,056,086
Moody's Corp.	17,188	8,208,817
PayPal Holdings, Inc.	105,965	4,896,643
Quanta Services, Inc.	16,918	9,526,187
Rollins, Inc.	32,897	2,003,098

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
S&P Global, Inc.	34,882	$15,413,658
United Rentals, Inc.	7,111	5,973,240
Verisk Analytics, Inc.	15,801	3,279,814
		77,934,121
Computers — 8.3%
Accenture PLC, Class A	69,745	14,557,176
Apple, Inc.	1,662,622	439,231,480
Cognizant Technology Solutions Corp., Class A	53,449	3,443,719
Crowdstrike Holdings, Inc., Class A†	28,109	10,455,986
Dell Technologies, Inc., Class C	34,176	5,060,782
EPAM Systems, Inc.†	6,037	851,217
Fortinet, Inc.†	70,896	5,602,911
Gartner, Inc.†	7,879	1,238,579
Hewlett Packard Enterprise Co.	149,985	3,220,178
HP, Inc.	105,142	1,996,646
International Business Machines Corp.	105,304	25,295,074
Leidos Holdings, Inc.	14,639	2,563,289
NetApp, Inc.	22,617	2,239,761
Sandisk Corp.†	16,653	10,580,650
Seagate Technology Holdings PLC	24,515	9,998,198
Super Micro Computer, Inc.#†	57,338	1,857,178
Western Digital Corp.	38,267	10,703,280
		548,896,104
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	89,823	8,905,052
Estee Lauder Cos., Inc., Class A	28,070	3,072,823
Kenvue, Inc.	216,862	4,146,401
Procter & Gamble Co.	263,189	44,005,201
		60,129,477
Distribution/Wholesale — 0.2%
Copart, Inc.†	100,076	3,811,895
Fastenal Co.	130,063	5,988,101
Pool Corp.	3,691	838,521
WW Grainger, Inc.	4,943	5,658,400
		16,296,917
Diversified Financial Services — 3.6%
American Express Co.	60,459	18,675,785
Ameriprise Financial, Inc.	10,375	4,877,495
Apollo Global Management, Inc.	52,007	5,439,932
Ares Management Corp., Class A	23,173	2,595,608
Blackrock, Inc.	16,093	17,110,560
Capital One Financial Corp.	71,398	13,968,305
Cboe Global Markets, Inc.	11,887	3,562,772
Charles Schwab Corp.	187,949	17,892,745
CME Group, Inc.	40,465	12,928,568
Coinbase Global, Inc., Class A†	25,849	4,545,547
Franklin Resources, Inc.	31,332	831,551
Interactive Brokers Group, Inc., Class A	49,659	3,535,224
Intercontinental Exchange, Inc.	64,180	10,533,863
Invesco, Ltd.	48,744	1,280,017
Mastercard, Inc., Class A	92,301	47,739,000
Nasdaq, Inc.	51,669	4,525,171
Raymond James Financial, Inc.	20,128	3,081,194
Synchrony Financial	39,514	2,730,813
T. Rowe Price Group, Inc.#	24,806	2,347,392
Visa, Inc., Class A	189,891	60,791,705
		238,993,247
Security Description	Shares or Principal Amount	Value

Electric — 2.3%
AES Corp.	76,979	$1,330,197
Alliant Energy Corp.	30,164	2,182,064
Ameren Corp.	30,908	3,501,258
American Electric Power Co., Inc.	60,988	8,161,414
CenterPoint Energy, Inc.	73,583	3,200,861
CMS Energy Corp.	33,129	2,586,381
Consolidated Edison, Inc.	39,725	4,469,857
Constellation Energy Corp.	35,157	11,597,591
Dominion Energy, Inc.	97,546	6,159,055
DTE Energy Co.	23,772	3,523,961
Duke Energy Corp.	87,200	11,410,120
Edison International	42,833	3,201,338
Entergy Corp.	50,937	5,455,862
Evergy, Inc.	26,978	2,256,980
Eversource Energy	41,581	3,168,888
Exelon Corp.	115,440	5,710,817
FirstEnergy Corp.	57,082	2,920,315
NextEra Energy, Inc.	235,194	22,054,141
NRG Energy, Inc.	21,148	3,784,646
PG&E Corp.	241,505	4,588,595
Pinnacle West Capital Corp.	12,428	1,246,528
PPL Corp.	84,095	3,278,023
Public Service Enterprise Group, Inc.	57,044	4,909,777
Sempra	72,333	6,963,498
Southern Co.	123,463	12,022,827
Vistra Corp.	36,322	6,316,033
WEC Energy Group, Inc.	37,140	4,343,894
Xcel Energy, Inc.	66,030	5,504,261
		155,849,182
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	25,638	6,133,122
Eaton Corp. PLC	43,850	16,484,092
Emerson Electric Co.	62,875	9,478,406
Generac Holdings, Inc.†	6,691	1,507,951
		33,603,571
Electronics — 1.1%
Allegion PLC	10,047	1,619,074
Amphenol Corp., Class A	137,982	20,153,651
Fortive Corp.	37,299	2,208,101
Garmin, Ltd.	18,726	4,734,495
Honeywell International, Inc.	71,539	17,426,185
Hubbell, Inc.	6,006	3,072,850
Jabil, Inc.	12,343	3,270,771
Keysight Technologies, Inc.†	19,025	5,846,953
Mettler-Toledo International, Inc.†	2,232	3,050,452
TE Connectivity PLC	32,923	7,577,228
Trimble, Inc.†	26,700	1,785,429
		70,745,189
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	11,987	2,363,836
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	3,960	5,660,305
EMCOR Group, Inc.	5,013	3,632,520
Jacobs Solutions, Inc.	13,047	1,798,660
		11,091,485
Entertainment — 0.1%
Live Nation Entertainment, Inc.#†	17,499	2,837,288
TKO Group Holdings, Inc.	7,583	1,697,606
		4,534,894

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.3%
Pentair PLC	17,590	$1,744,752
Republic Services, Inc.	22,778	5,216,162
Veralto Corp.	27,954	2,723,558
Waste Management, Inc.	41,460	9,985,227
		19,669,699
Food — 0.5%
Campbell’s Co.	25,404	684,638
Conagra Brands, Inc.	50,075	963,944
General Mills, Inc.	59,376	2,685,576
Hershey Co.	16,784	3,965,724
Hormel Foods Corp.	28,902	739,891
J.M. Smucker Co.	11,940	1,384,443
Kraft Heinz Co.	96,608	2,377,523
Kroger Co.	69,279	4,727,599
Lamb Weston Holdings, Inc.	14,935	719,718
McCormick & Co., Inc.	26,964	1,915,523
Mondelez International, Inc., Class A	144,342	8,888,580
Sysco Corp.	54,919	5,006,416
Tyson Foods, Inc., Class A	33,253	2,161,112
		36,220,687
Forest Products & Paper — 0.0%
International Paper Co.	58,638	2,553,685
Gas — 0.1%
Atmos Energy Corp.	18,093	3,379,591
NiSource, Inc.	51,263	2,424,740
		5,804,331
Hand/Machine Tools — 0.1%
Snap-on, Inc.	5,594	2,154,920
Stanley Black & Decker, Inc.	17,379	1,503,110
		3,658,030
Healthcare-Products — 2.5%
Abbott Laboratories	195,984	22,802,739
Agilent Technologies, Inc.	32,252	3,914,748
Align Technology, Inc.†	8,023	1,525,172
Baxter International, Inc.#	57,800	1,177,386
Bio-Techne Corp.	16,922	998,398
Boston Scientific Corp.†	167,887	12,902,116
Cooper Cos., Inc.†	23,064	1,929,765
Danaher Corp.	70,738	14,900,252
Edwards Lifesciences Corp.†	66,070	5,713,073
GE HealthCare Technologies, Inc.	51,119	4,307,798
Hologic, Inc.†	25,934	1,954,386
IDEXX Laboratories, Inc.†	9,095	5,972,959
Insulet Corp.†	7,781	1,918,873
Intuitive Surgical, Inc.†	39,941	20,110,693
Medtronic PLC	144,496	14,111,479
ResMed, Inc.	16,686	4,275,954
Revvity, Inc.#	13,741	1,350,878
Solventum Corp.†	15,518	1,151,436
STERIS PLC	11,121	2,806,384
Stryker Corp.	38,783	15,026,861
Thermo Fisher Scientific, Inc.	42,119	21,948,632
Waters Corp.†	10,801	3,449,624
West Pharmaceutical Services, Inc.	7,753	1,971,898
Zimmer Biomet Holdings, Inc.	21,416	2,108,191
		168,329,695
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.1%
Centene Corp.†	54,068	$2,426,572
Charles River Laboratories International, Inc.†	5,328	950,995
Cigna Group	29,769	8,627,651
DaVita, Inc.†	4,136	646,457
Elevance Health, Inc.	25,136	8,043,520
HCA Healthcare, Inc.	17,898	9,480,571
Humana, Inc.	13,232	2,521,225
IQVIA Holdings, Inc.†	19,409	3,470,523
Labcorp Holdings, Inc.	9,257	2,676,384
Molina Healthcare, Inc.†	5,316	818,930
Quest Diagnostics, Inc.	12,117	2,567,713
UnitedHealth Group, Inc.	101,736	29,836,117
Universal Health Services, Inc., Class B	6,501	1,339,856
		73,406,514
Home Builders — 0.2%
D.R. Horton, Inc.	31,168	4,999,035
Lennar Corp., Class A	23,617	2,700,840
NVR, Inc.†	313	2,353,068
PulteGroup, Inc.	22,598	3,100,446
		13,153,389
Household Products/Wares — 0.2%
Avery Dennison Corp.	8,171	1,604,376
Church & Dwight Co., Inc.	27,404	2,873,583
Clorox Co.	14,272	1,814,828
Kimberly-Clark Corp.	37,891	4,222,573
		10,515,360
Insurance — 3.3%
Aflac, Inc.	52,915	5,975,691
Allstate Corp.	29,164	6,256,261
American International Group, Inc.	60,719	4,887,272
Aon PLC, Class A	24,053	8,069,060
Arch Capital Group, Ltd.†	39,952	4,001,193
Arthur J. Gallagher & Co.	28,535	6,511,687
Assurant, Inc.	5,580	1,281,112
Berkshire Hathaway, Inc., Class B†	206,330	104,186,334
Brown & Brown, Inc.	31,749	2,280,213
Chubb, Ltd.	41,087	14,004,915
Cincinnati Financial Corp.	17,655	2,895,067
Erie Indemnity Co., Class A	3,223	868,405
Everest Group, Ltd.	4,947	1,659,669
Globe Life, Inc.	9,350	1,358,181
Hartford Insurance Group, Inc.	30,874	4,347,985
Loews Corp.	18,721	2,059,684
Marsh & McLennan Cos., Inc.	55,109	10,291,055
MetLife, Inc.	62,196	4,482,466
Principal Financial Group, Inc.	22,334	2,131,110
Progressive Corp.	66,131	14,129,550
Prudential Financial, Inc.	38,373	3,775,136
Travelers Cos., Inc.	24,934	7,695,630
W.R. Berkley Corp.	33,460	2,399,082
Willis Towers Watson PLC	11,025	3,364,499
		218,911,257
Internet — 13.5%
Airbnb, Inc., Class A†	48,056	6,492,846
Alphabet, Inc., Class A	654,636	204,089,319
Alphabet, Inc., Class C	523,216	162,945,159
Amazon.com, Inc.†	1,094,597	229,865,370
AppLovin Corp., Class A†	30,351	13,195,704
Booking Holdings, Inc.	3,627	15,376,122
CDW Corp.	14,747	1,808,572

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
DoorDash, Inc., Class A†	42,568	$7,511,975
eBay, Inc.	49,856	4,529,916
Expedia Group, Inc.	13,120	2,829,853
F5, Inc.†	6,782	1,840,364
Gen Digital, Inc.	63,601	1,435,475
GoDaddy, Inc., Class A†	15,553	1,355,599
Match Group, Inc.	27,282	862,111
Meta Platforms, Inc., Class A	245,054	158,839,102
Netflix, Inc.†	477,595	45,963,743
Palo Alto Networks, Inc.†	89,459	13,322,234
Robinhood Markets, Inc., Class A†	89,633	6,798,663
Uber Technologies, Inc.†	233,819	17,634,629
VeriSign, Inc.	9,003	2,052,144
		898,748,900
Iron/Steel — 0.1%
Nucor Corp.	26,007	4,600,118
Steel Dynamics, Inc.	15,530	2,999,309
		7,599,427
Leisure Time — 0.2%
Carnival Corp.	120,453	3,800,292
Norwegian Cruise Line Holdings, Ltd.†	54,382	1,348,130
Royal Caribbean Cruises, Ltd.	28,827	8,964,044
		14,112,466
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	26,194	8,166,765
Las Vegas Sands Corp.	33,446	1,897,057
Marriott International, Inc., Class A	25,083	8,571,614
MGM Resorts International†	23,120	852,203
Wynn Resorts, Ltd.	9,781	1,058,207
		20,545,846
Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	52,724	39,164,969
GE Vernova, Inc.	30,495	26,640,432
		65,805,401
Machinery-Diversified — 0.7%
Deere & Co.	28,375	17,868,021
Dover Corp.	15,562	3,509,231
IDEX Corp.	8,589	1,799,138
Ingersoll Rand, Inc.	40,448	3,807,775
Nordson Corp.	6,088	1,786,463
Otis Worldwide Corp.	44,716	4,138,913
Rockwell Automation, Inc.	12,851	5,236,140
Westinghouse Air Brake Technologies Corp.	19,154	5,055,698
Xylem, Inc.	27,052	3,504,857
		46,706,236
Media — 0.7%
Charter Communications, Inc., Class A#†	10,232	2,400,734
Comcast Corp., Class A	406,961	12,599,513
FactSet Research Systems, Inc.	3,775	818,458
Fox Corp., Class A	24,558	1,383,598
Fox Corp., Class B	17,034	881,169
News Corp., Class A	42,325	1,028,074
News Corp., Class B#	14,424	386,275
Paramount Skydance Corp., Class B	37,803	510,718
Walt Disney Co.	200,103	21,218,922
Warner Bros. Discovery, Inc.†	276,366	7,785,230
		49,012,691
Security Description	Shares or Principal Amount	Value

Mining — 0.4%
Freeport-McMoRan, Inc.	162,826	$11,085,194
Newmont Corp.	123,043	15,995,590
		27,080,784
Miscellaneous Manufacturing — 0.7%
3M Co.	59,707	9,870,761
A.O. Smith Corp.	12,515	976,170
Axon Enterprise, Inc.†	8,973	4,866,955
Illinois Tool Works, Inc.	29,523	8,580,270
Parker-Hannifin Corp.	14,153	14,282,925
Teledyne Technologies, Inc.†	5,260	3,582,586
Textron, Inc.	19,019	1,876,224
		44,035,891
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	6,031	1,350,703
Oil & Gas — 2.7%
APA Corp.	38,868	1,180,421
Chevron Corp.	212,966	39,773,530
ConocoPhillips	138,504	15,714,664
Coterra Energy, Inc.	86,454	2,644,628
Devon Energy Corp.	72,000	3,134,160
Diamondback Energy, Inc.	21,501	3,742,894
EOG Resources, Inc.	60,551	7,513,168
EQT Corp.	70,268	4,315,861
Expand Energy Corp.	26,682	2,879,521
Exxon Mobil Corp.	474,512	72,363,080
Marathon Petroleum Corp.	33,690	6,677,695
Occidental Petroleum Corp.	81,175	4,308,769
Phillips 66	45,668	7,047,942
Texas Pacific Land Corp.	6,702	3,513,792
Valero Energy Corp.	34,226	7,004,009
		181,814,134
Oil & Gas Services — 0.3%
Baker Hughes Co.	112,685	7,353,823
Halliburton Co.	95,203	3,427,308
SLB, Ltd.	169,021	8,677,538
		19,458,669
Packaging & Containers — 0.1%
Amcor PLC#	50,209	2,431,622
Ball Corp.	30,537	2,049,949
Packaging Corp. of America	10,403	2,414,952
Smurfit WestRock PLC	59,658	2,804,523
		9,701,046
Pharmaceuticals — 5.0%
AbbVie, Inc.	198,475	46,062,078
Becton Dickinson & Co.	31,744	5,602,181
Bristol-Myers Squibb Co.	228,831	14,272,189
Cardinal Health, Inc.	26,311	6,031,271
Cencora, Inc.	21,572	8,027,804
CVS Health Corp.	142,384	11,376,482
Dexcom, Inc.†	42,596	3,127,824
Eli Lilly & Co.	89,354	93,999,514
Henry Schein, Inc.†	12,263	1,010,349
Johnson & Johnson	271,092	67,347,386
McKesson Corp.	13,941	13,764,925
Merck & Co., Inc.	279,285	34,581,069
Pfizer, Inc.	641,440	17,735,816

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Viatris, Inc.	134,065	$2,001,590
Zoetis, Inc.	49,031	6,427,964
		331,368,442
Pipelines — 0.4%
Kinder Morgan, Inc.	220,519	7,336,667
ONEOK, Inc.	71,980	5,957,784
Targa Resources Corp.	24,396	5,752,577
Williams Cos., Inc.	136,347	10,187,848
		29,234,876
Private Equity — 0.2%
Blackstone, Inc.	82,939	9,402,795
KKR & Co., Inc.	76,868	6,739,786
		16,142,581
Real Estate — 0.1%
CBRE Group, Inc., Class A†	32,793	4,842,214
CoStar Group, Inc.†	46,647	2,081,856
		6,924,070
REITS — 1.9%
Alexandria Real Estate Equities, Inc.	17,446	942,782
American Tower Corp.	52,431	10,059,412
AvalonBay Communities, Inc.	16,250	2,879,987
BXP, Inc.	15,993	920,877
Camden Property Trust	11,988	1,298,780
Crown Castle, Inc.	49,774	4,456,764
Digital Realty Trust, Inc.	36,130	6,402,236
Equinix, Inc.	11,128	10,841,565
Equity Residential	37,932	2,397,682
Essex Property Trust, Inc.	6,849	1,747,248
Extra Space Storage, Inc.	23,225	3,507,672
Federal Realty Investment Trust	7,934	862,981
Healthpeak Properties, Inc.	78,740	1,392,123
Host Hotels & Resorts, Inc.	67,286	1,318,133
Invitation Homes, Inc.	60,220	1,586,195
Iron Mountain, Inc.	33,921	3,674,662
Kimco Realty Corp.	78,365	1,845,496
Mid-America Apartment Communities, Inc.	13,757	1,841,512
Prologis, Inc.	104,536	14,903,698
Public Storage	18,049	5,542,126
Realty Income Corp.	102,576	6,872,592
Regency Centers Corp.	18,340	1,448,860
SBA Communications Corp.	12,038	2,421,564
Simon Property Group, Inc.	37,252	7,593,820
UDR, Inc.	33,827	1,268,513
Ventas, Inc.	53,209	4,584,487
VICI Properties, Inc.	117,054	3,536,201
Welltower, Inc.	77,228	15,995,463
Weyerhaeuser Co.	77,689	1,905,711
		124,049,142
Retail — 4.6%
AutoZone, Inc.†	1,847	6,936,556
Best Buy Co., Inc.	22,238	1,378,089
Carvana Co.†	15,913	5,317,488
Chipotle Mexican Grill, Inc.†	146,240	5,443,053
Costco Wholesale Corp.	49,866	50,404,054
Darden Restaurants, Inc.	13,081	2,797,372
Dollar General Corp.	24,743	3,865,846
Dollar Tree, Inc.†	22,033	2,786,734
Domino's Pizza, Inc.	3,582	1,441,791
Security Description	Shares or Principal Amount	Value

Retail (continued)
Genuine Parts Co.	14,962	$1,784,368
Home Depot, Inc.	111,869	42,590,766
Lowe's Cos., Inc.	63,251	16,734,317
Lululemon Athletica, Inc.†	11,895	2,202,597
McDonald's Corp.	80,270	27,376,886
O'Reilly Automotive, Inc.†	94,989	8,917,567
Ross Stores, Inc.	37,063	7,621,635
Starbucks Corp.	127,590	12,506,372
Target Corp.	50,414	5,736,609
TJX Cos., Inc.	124,934	20,196,830
Tractor Supply Co.	58,270	3,020,717
Ulta Beauty, Inc.†	5,142	3,521,190
Walmart, Inc.	493,404	63,131,042
Williams-Sonoma, Inc.	13,714	2,820,284
Yum! Brands, Inc.	31,722	5,334,372
		303,866,535
Semiconductors — 14.1%
Advanced Micro Devices, Inc.†	183,631	36,764,762
Analog Devices, Inc.	55,305	19,676,966
Applied Materials, Inc.	89,480	33,313,404
Broadcom, Inc.	531,356	169,794,810
Intel Corp.†	504,531	23,011,659
KLA Corp.	14,757	22,497,784
Lam Research Corp.	140,943	32,965,158
Microchip Technology, Inc.	59,822	4,465,114
Micron Technology, Inc.	126,299	52,081,919
Monolithic Power Systems, Inc.	5,440	6,216,506
NVIDIA Corp.	2,734,214	484,475,379
NXP Semiconductors NV	27,968	6,349,016
ON Semiconductor Corp.†	46,265	3,075,697
QUALCOMM, Inc.	119,896	17,068,394
Skyworks Solutions, Inc.	18,144	1,081,019
Teradyne, Inc.	17,820	5,702,935
Texas Instruments, Inc.	102,607	21,763,971
		940,304,493
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	4,327	1,923,438
Software — 7.9%
Adobe, Inc.†	47,102	12,360,036
Akamai Technologies, Inc.†	16,892	1,662,004
Autodesk, Inc.†	23,792	5,849,739
Broadridge Financial Solutions, Inc.	13,388	2,488,428
Cadence Design Systems, Inc.†	30,557	9,209,880
Datadog, Inc., Class A†	36,949	4,136,810
Electronic Arts, Inc.	24,767	4,967,517
Fair Isaac Corp.†	2,662	3,751,716
Fidelity National Information Services, Inc.	57,217	2,915,778
Fiserv, Inc.†	61,556	3,834,323
Intuit, Inc.	31,274	12,792,004
Jack Henry & Associates, Inc.	8,217	1,334,934
Microsoft Corp.	836,285	328,442,571
MSCI, Inc.	8,605	4,920,597
Oracle Corp.	189,517	27,555,772
Palantir Technologies, Inc., Class A†	256,572	35,199,113
Paychex, Inc.	36,977	3,462,896
Paycom Software, Inc.	4,839	608,892
PTC, Inc.†	13,275	2,078,732
Roper Technologies, Inc.	12,300	4,301,679
Salesforce, Inc.	106,890	20,821,103
ServiceNow, Inc.†	116,299	12,561,455
Synopsys, Inc.†	21,170	8,764,380

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Take-Two Interactive Software, Inc.†	19,471	$4,117,727
Tyler Technologies, Inc.†	4,744	1,682,649
Workday, Inc., Class A†	24,259	3,244,884
		523,065,619
Telecommunications — 2.1%
Arista Networks, Inc.†	116,243	15,518,441
AT&T, Inc.	800,372	22,418,420
Ciena Corp.†	15,806	5,511,552
Cisco Systems, Inc.	444,294	35,303,601
Corning, Inc.	88,301	13,278,704
Motorola Solutions, Inc.	18,509	8,926,150
T-Mobile US, Inc.	54,359	11,800,795
Verizon Communications, Inc.	476,163	23,874,813
		136,632,476
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	14,399	1,433,996
Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	13,692	2,536,443
CSX Corp.	211,532	9,030,301
Expeditors International of Washington, Inc.	14,934	2,165,878
FedEx Corp.	24,506	9,483,822
JB Hunt Transport Services, Inc.	8,822	2,059,143
Norfolk Southern Corp.	24,962	7,856,540
Old Dominion Freight Line, Inc.	20,323	4,126,585
Union Pacific Corp.	66,844	17,712,323
United Parcel Service, Inc., Class B	83,765	9,713,390
		64,684,425
Water — 0.0%
American Water Works Co., Inc.	22,201	3,020,002
Total Common Stocks (cost $1,953,312,609)		6,614,504,591
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares Core S&P 500 ETF (cost $2,740)	5	$3,447
Total Long-Term Investment Securities (cost $1,953,315,349)		6,614,508,038
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(1) (cost $27,759,992)	27,759,992	27,759,992
TOTAL INVESTMENTS (cost $1,981,075,341)	99.8%	6,642,268,030
Other assets less liabilities	0.2	13,260,203
NET ASSETS	100.0%	$6,655,528,233

†	Non-income producing security
#
The security or a portion thereof is out on loan.
At February 28, 2026, the Fund had loaned securities with a total value of $10,857,446.
This was secured by collateral of $11,161,499 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$3,118
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	15,700
United States Treasury Bills	0.00%	04/16/2026 to 01/21/2027	316,736
United States Treasury Notes/Bonds	0.13% to 6.25%	04/15/2026 to 08/15/2055	10,825,945

(1)	The rate shown is the 7-day yield as of February 28, 2026.

ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
98	Long	S&P 500 E-Mini Index	March 2026	$33,982,885	$33,756,100	$(226,785)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,614,504,591	$—	$—	$6,614,504,591
Unaffiliated Investment Companies	3,447	—	—	3,447
Short-Term Investments	27,759,992	—	—	27,759,992
Total Investments at Value	$6,642,268,030	$—	$—	$6,642,268,030
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$226,785	$—	$—	$226,785

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 0.0%
Curtiss-Wright Corp.	180	$126,059
Agriculture — 0.7%
Altria Group, Inc.	27,556	1,902,466
Philip Morris International, Inc.	14,838	2,772,184
		4,674,650
Airlines — 0.2%
United Airlines Holdings, Inc.†	10,597	1,126,461
Apparel — 1.3%
Columbia Sportswear Co.	14,268	883,760
Crocs, Inc.†	10,838	983,115
Deckers Outdoor Corp.†	5,193	608,983
On Holding AG, Class A†	5,201	241,743
PVH Corp.	12,980	890,428
Ralph Lauren Corp.	5,900	2,139,340
Tapestry, Inc.	21,286	3,309,334
		9,056,703
Auto Manufacturers — 1.1%
Cummins, Inc.	324	189,174
Tesla, Inc.†	18,193	7,322,864
		7,512,038
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	1,876	235,063
Aptiv PLC†	11,661	857,550
BorgWarner, Inc.	29,350	1,689,679
		2,782,292
Banks — 4.6%
Bank of America Corp.	64,890	3,233,469
Bank of New York Mellon Corp.	22,227	2,647,236
Bank OZK	5,569	259,293
Citigroup, Inc.	19,153	2,110,469
East West Bancorp, Inc.	6,815	745,902
First Horizon Corp.	4,600	109,434
JPMorgan Chase & Co.	34,289	10,296,987
Morgan Stanley	16,788	2,795,370
Northern Trust Corp.	12,696	1,816,670
NU Holdings, Ltd., Class A†	19,973	299,195
Popular, Inc.	8,339	1,128,767
State Street Corp.	15,400	1,980,748
US Bancorp	6,673	364,746
Wells Fargo & Co.	35,505	2,891,882
Zions Bancorp NA	6,403	366,764
		31,046,932
Beverages — 1.3%
Boston Beer Co., Inc., Class A†	7,651	1,735,094
Coca-Cola Co.	19,816	1,616,193
Coca-Cola Consolidated, Inc.	12,918	2,614,603
Monster Beverage Corp.†	22,017	1,878,050
PepsiCo, Inc.	6,668	1,131,826
		8,975,766
Biotechnology — 2.8%
Alnylam Pharmaceuticals, Inc.†	1,522	506,704
Amgen, Inc.	1,077	418,048
Apellis Pharmaceuticals, Inc.†	6,259	131,189
Biogen, Inc.†	3,532	677,508
BioMarin Pharmaceutical, Inc.†	2,769	170,930
Corteva, Inc.	8,120	650,574
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Exelixis, Inc.†	65,537	$2,887,560
Gilead Sciences, Inc.	26,163	3,896,979
Halozyme Therapeutics, Inc.†	19,377	1,347,283
Illumina, Inc.†	5,154	693,007
Incyte Corp.†	28,570	2,893,284
Regeneron Pharmaceuticals, Inc.	804	628,463
Roivant Sciences, Ltd.†	13,234	382,992
Summit Therapeutics, Inc.#†	20,458	339,398
United Therapeutics Corp.†	3,826	1,927,922
Vertex Pharmaceuticals, Inc.†	3,102	1,541,167
		19,093,008
Building Materials — 0.5%
Armstrong World Industries, Inc.	5,925	1,027,988
Builders FirstSource, Inc.†	13,298	1,386,848
CRH PLC	2,004	240,440
Masco Corp.	8,132	582,414
Trane Technologies PLC	1,039	480,350
		3,718,040
Chemicals — 0.4%
CF Industries Holdings, Inc.	9,303	926,021
Ecolab, Inc.	302	93,122
NewMarket Corp.	2,455	1,536,854
RPM International, Inc.	808	92,209
Sherwin-Williams Co.	228	82,670
		2,730,876
Commercial Services — 1.4%
ADT, Inc.	138,652	1,111,989
API Group Corp.†	18,924	841,361
Block, Inc.†	3,561	226,836
Booz Allen Hamilton Holding Corp.	2,456	193,606
Cintas Corp.	2,497	502,222
Euronet Worldwide, Inc.†	6,880	478,504
Grand Canyon Education, Inc.†	10,445	1,661,486
H&R Block, Inc.	33,256	1,018,299
Moody's Corp.	1,079	515,320
PayPal Holdings, Inc.	13,342	616,534
Robert Half, Inc.	2,816	68,767
Rollins, Inc.	23,349	1,421,720
WEX, Inc.†	4,444	663,000
		9,319,644
Computers — 8.1%
Accenture PLC, Class A	3,989	832,584
Amdocs, Ltd.	12,574	877,665
Apple, Inc.	165,293	43,667,105
CACI International, Inc., Class A†	2,713	1,655,391
Cognizant Technology Solutions Corp., Class A	15,577	1,003,626
Dell Technologies, Inc., Class C	1,999	296,012
ExlService Holdings, Inc.†	16,938	529,313
Fortinet, Inc.†	5,683	449,128
Gartner, Inc.†	1,787	280,916
Genpact, Ltd.	34,552	1,372,405
International Business Machines Corp.	7,627	1,832,082
Kyndryl Holdings, Inc.†	16,876	208,081
Leidos Holdings, Inc.	3,542	620,204
NetApp, Inc.	5,044	499,507
Pure Storage, Inc., Class A†	5,562	357,192
Western Digital Corp.	2,938	821,759
		55,302,970

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	7,134	$707,265
Estee Lauder Cos., Inc., Class A	2,764	302,575
Procter & Gamble Co.	15,748	2,633,065
		3,642,905
Distribution/Wholesale — 1.0%
Core & Main, Inc., Class A†	23,959	1,297,619
Fastenal Co.	28,953	1,332,996
LKQ Corp.	33,254	1,101,040
SiteOne Landscape Supply, Inc.†	5,742	820,474
WESCO International, Inc.	3,908	1,131,366
WW Grainger, Inc.	865	990,192
		6,673,687
Diversified Financial Services — 5.2%
Affiliated Managers Group, Inc.	5,567	1,704,504
American Express Co.	7,560	2,335,284
Ameriprise Financial, Inc.	3,120	1,466,774
Cboe Global Markets, Inc.	3,651	1,094,278
Charles Schwab Corp.	15,799	1,504,065
CME Group, Inc.	3,436	1,097,802
Credit Acceptance Corp.#†	1,609	761,347
Evercore, Inc., Class A	436	134,654
Lazard, Inc.	17,228	871,737
LPL Financial Holdings, Inc.	1,536	461,384
Mastercard, Inc., Class A	9,674	5,003,489
OneMain Holdings, Inc.	32,417	1,783,583
Raymond James Financial, Inc.	5,311	813,008
SEI Investments Co.	13,490	1,097,007
SLM Corp.	69,877	1,309,495
SoFi Technologies, Inc.†	37,758	670,582
Synchrony Financial	32,868	2,271,507
T. Rowe Price Group, Inc.	4,058	384,009
Virtu Financial, Inc., Class A	45,573	1,887,178
Visa, Inc., Class A	19,081	6,108,591
Western Union Co.#	233,708	2,250,608
XP, Inc., Class A	13,930	299,913
		35,310,799
Electric — 0.2%
NRG Energy, Inc.	7,568	1,354,369
Electrical Components & Equipment — 0.3%
Acuity, Inc.	5,962	1,798,080
Generac Holdings, Inc.†	1,725	388,763
		2,186,843
Electronics — 0.7%
Allegion PLC	7,276	1,172,527
Amphenol Corp., Class A	6,916	1,010,151
Jabil, Inc.	605	160,319
Keysight Technologies, Inc.†	1,400	430,262
Mettler-Toledo International, Inc.†	380	519,342
Vontier Corp.	30,918	1,265,165
		4,557,766
Engineering & Construction — 0.6%
Comfort Systems USA, Inc.	1,033	1,476,539
EMCOR Group, Inc.	3,632	2,631,820
TopBuild Corp.†	169	75,763
		4,184,122
Entertainment — 0.0%
Live Nation Entertainment, Inc.#†	1,229	199,270
Security Description	Shares or Principal Amount	Value

Environmental Control — 0.1%
Veralto Corp.	4,664	$454,414
Food — 1.9%
Albertsons Cos., Inc., Class A	95,897	1,716,556
Flowers Foods, Inc.	84,292	832,805
Ingredion, Inc.	999	117,343
Kroger Co.	41,773	2,850,589
Performance Food Group Co.†	17,539	1,702,335
Pilgrim's Pride Corp.	3,807	164,310
Sprouts Farmers Market, Inc.†	12,934	955,435
Sysco Corp.	17,224	1,570,140
US Foods Holding Corp.†	31,280	3,021,961
		12,931,474
Gas — 0.1%
UGI Corp.	21,518	804,988
Hand/Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	2,066	593,045
Snap-on, Inc.	2,022	778,915
		1,371,960
Healthcare-Products — 1.3%
Abbott Laboratories	14,746	1,715,697
Align Technology, Inc.†	3,531	671,243
Boston Scientific Corp.†	12,590	967,541
Envista Holdings Corp.†	41,923	1,224,571
Globus Medical, Inc., Class A†	9,279	885,773
IDEXX Laboratories, Inc.†	779	511,593
Inspire Medical Systems, Inc.†	2,541	163,920
Insulet Corp.†	271	66,831
Medtronic PLC	6,294	614,672
Natera, Inc.†	2,506	521,348
ResMed, Inc.	3,172	812,857
Tempus AI, Inc.#†	1,952	103,944
Zimmer Biomet Holdings, Inc.	2,724	268,151
		8,528,141
Healthcare-Services — 1.2%
Chemed Corp.	3,078	1,262,011
Cigna Group	354	102,596
Elevance Health, Inc.	447	143,040
Encompass Health Corp.	894	96,445
HCA Healthcare, Inc.	2,145	1,136,207
Humana, Inc.	6,196	1,180,586
Labcorp Holdings, Inc.	2,759	797,682
Medpace Holdings, Inc.†	408	184,318
Quest Diagnostics, Inc.	4,278	906,551
UnitedHealth Group, Inc.	8,131	2,384,578
		8,194,014
Home Builders — 0.1%
NVR, Inc.†	37	278,158
Thor Industries, Inc.	4,974	478,151
		756,309
Home Furnishings — 0.2%
Dolby Laboratories, Inc., Class A	2,559	170,353
SharkNinja, Inc.†	9,309	1,143,797
		1,314,150
Insurance — 6.5%
Aflac, Inc.	2,247	253,754
Allstate Corp.	11,778	2,526,616
American Financial Group, Inc.	7,014	932,722

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Aon PLC, Class A	2,865	$961,121
Arch Capital Group, Ltd.†	11,036	1,105,255
Assurant, Inc.	1,708	392,140
Axis Capital Holdings, Ltd.	18,908	1,998,954
Berkshire Hathaway, Inc., Class B†	19,860	10,028,307
Chubb, Ltd.	4,964	1,692,029
Cincinnati Financial Corp.	3,972	651,329
Fidelity National Financial, Inc.	9,959	526,632
Globe Life, Inc.	15,061	2,187,761
Hanover Insurance Group, Inc.	9,621	1,737,841
Hartford Insurance Group, Inc.	17,132	2,412,700
Kinsale Capital Group, Inc.	207	80,662
Lincoln National Corp.	42,665	1,463,409
Loews Corp.	4,922	541,518
Markel Group, Inc.†	275	569,929
Marsh & McLennan Cos., Inc.	4,401	821,843
MetLife, Inc.	2,911	209,796
MGIC Investment Corp.	51,610	1,369,213
Old Republic International Corp.	38,434	1,647,666
Primerica, Inc.	4,895	1,241,666
Progressive Corp.	10,902	2,329,321
RenaissanceRe Holdings, Ltd.	5,427	1,641,450
Travelers Cos., Inc.	7,248	2,237,023
Unum Group	10,403	746,207
W.R. Berkley Corp.	24,249	1,738,653
Willis Towers Watson PLC	1,534	468,131
		44,513,648
Internet — 14.9%
Alphabet, Inc., Class A	64,380	20,071,109
Alphabet, Inc., Class C	52,543	16,363,466
Amazon.com, Inc.†	100,731	21,153,510
AppLovin Corp., Class A†	5,155	2,241,239
Booking Holdings, Inc.	507	2,149,350
Chewy, Inc., Class A†	25,218	691,478
Coupang, Inc.†	32,094	612,354
DoorDash, Inc., Class A†	2,716	479,293
eBay, Inc.	14,296	1,298,935
Etsy, Inc.†	32,079	1,760,495
Expedia Group, Inc.	9,580	2,066,310
F5, Inc.†	5,178	1,405,102
IAC, Inc.†	12,101	463,710
Lyft, Inc., Class A†	83,075	1,149,758
Maplebear, Inc.†	27,692	1,038,727
Match Group, Inc.	52,037	1,644,369
Meta Platforms, Inc., Class A	23,488	15,224,452
Netflix, Inc.†	35,446	3,411,323
Pinterest, Inc., Class A†	30,567	523,613
Reddit, Inc., Class A†	1,438	209,675
Robinhood Markets, Inc., Class A†	12,284	931,741
Roku, Inc.†	9,989	983,017
Spotify Technology SA†	1,074	553,046
Uber Technologies, Inc.†	16,030	1,208,983
VeriSign, Inc.	9,430	2,149,474
Wayfair, Inc., Class A†	17,745	1,354,476
		101,139,005
Iron/Steel — 0.2%
Reliance, Inc.	4,550	1,436,162
Security Description	Shares or Principal Amount	Value

Leisure Time — 0.3%
Carnival Corp.	6,683	$210,849
YETI Holdings, Inc.†	37,279	1,629,465
		1,840,314
Lodging — 0.4%
Boyd Gaming Corp.	15,254	1,269,591
Travel & Leisure Co.	17,302	1,275,157
		2,544,748
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	2,131	1,582,971
GE Vernova, Inc.	2,728	2,383,181
Vertiv Holdings Co., Class A	1,167	297,456
		4,263,608
Machinery-Diversified — 0.5%
AGCO Corp.	2,565	350,123
Applied Industrial Technologies, Inc.	2,981	842,371
Gates Industrial Corp. PLC†	14,581	401,998
Graco, Inc.	1,835	172,343
Otis Worldwide Corp.	7,605	703,919
Toro Co.	9,836	972,387
		3,443,141
Media — 1.4%
Fox Corp., Class A	29,508	1,662,481
Fox Corp., Class B	30,724	1,589,352
New York Times Co., Class A	28,764	2,295,080
News Corp., Class A	12,992	315,576
News Corp., Class B#	21,652	579,841
Nexstar Media Group, Inc.	5,246	1,316,851
Walt Disney Co.	2,387	253,117
Warner Bros. Discovery, Inc.†	53,715	1,513,151
		9,525,449
Metal Fabricate/Hardware — 0.5%
Mueller Industries, Inc.	11,514	1,358,192
Valmont Industries, Inc.	4,227	1,944,124
		3,302,316
Mining — 0.2%
Newmont Corp.	13,172	1,712,360
Miscellaneous Manufacturing — 0.3%
A.O. Smith Corp.	8,710	679,380
Donaldson Co., Inc.	14,184	1,315,708
Illinois Tool Works, Inc.	277	80,504
ITT, Inc.	1,227	248,357
		2,323,949
Oil & Gas — 1.5%
APA Corp.	69,507	2,110,928
Chevron Corp.	4,379	817,822
Coterra Energy, Inc.	2,795	85,499
Devon Energy Corp.	14,214	618,735
EOG Resources, Inc.	9,869	1,224,545
Exxon Mobil Corp.	30,774	4,693,035
Marathon Petroleum Corp.	1,371	271,746
Ovintiv, Inc.	2,947	149,089
Valero Energy Corp.	850	173,944
		10,145,343
Oil & Gas Services — 0.0%
NOV, Inc.	12,096	245,065

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 0.0%
Crown Holdings, Inc.	1,507	$172,702
Pharmaceuticals — 4.7%
AbbVie, Inc.	17,506	4,062,792
BellRing Brands, Inc.†	7,544	138,734
Bristol-Myers Squibb Co.	45,404	2,831,847
Cardinal Health, Inc.	1,959	449,062
CVS Health Corp.	12,464	995,874
Eli Lilly & Co.	6,631	6,975,746
Henry Schein, Inc.†	21,350	1,759,027
Jazz Pharmaceuticals PLC†	14,654	2,784,553
Johnson & Johnson	30,271	7,520,225
McKesson Corp.	823	812,606
Merck & Co., Inc.	22,760	2,818,143
Organon & Co.	50,881	370,922
Viatris, Inc.	29,282	437,180
		31,956,711
REITS — 0.3%
AGNC Investment Corp.#	14,877	166,771
Annaly Capital Management, Inc.	18,882	438,818
Rithm Capital Corp.	129,820	1,304,691
		1,910,280
Retail — 7.8%
AutoZone, Inc.†	484	1,817,701
Bath & Body Works, Inc.	36,515	831,081
Best Buy Co., Inc.	18,575	1,151,093
BJ's Wholesale Club Holdings, Inc.†	12,370	1,222,032
Casey's General Stores, Inc.	3,226	2,211,713
Costco Wholesale Corp.	4,110	4,154,347
Dillard's, Inc., Class A#	3,312	1,996,441
Dollar General Corp.	18,263	2,853,411
Dollar Tree, Inc.†	21,006	2,656,839
Domino's Pizza, Inc.	1,871	753,096
Ferguson Enterprises, Inc.	5,230	1,363,775
Five Below, Inc.†	5,000	1,117,650
Gap, Inc.	98,197	2,753,444
Genuine Parts Co.	1,158	138,103
Home Depot, Inc.	7,254	2,761,743
Lowe's Cos., Inc.	5,962	1,577,366
Lululemon Athletica, Inc.†	4,510	835,117
Macy's, Inc.	139,797	2,765,185
McDonald's Corp.	2,079	709,064
MSC Industrial Direct Co., Inc., Class A	17,235	1,617,333
Murphy USA, Inc.	1,664	650,191
O'Reilly Automotive, Inc.†	19,186	1,801,182
Penske Automotive Group, Inc.	2,752	433,495
Ross Stores, Inc.	2,577	529,934
Target Corp.	1,490	169,547
TJX Cos., Inc.	18,099	2,925,884
Ulta Beauty, Inc.†	3,092	2,117,371
Walmart, Inc.	52,160	6,673,872
Williams-Sonoma, Inc.	5,022	1,032,774
Yum! Brands, Inc.	7,102	1,194,272
		52,815,056
Semiconductors — 11.5%
Advanced Micro Devices, Inc.†	744	148,956
Applied Materials, Inc.	7,104	2,644,819
Broadcom, Inc.	45,411	14,511,085
Cirrus Logic, Inc.†	15,859	2,238,022
KLA Corp.	1,373	2,093,207
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Lam Research Corp.	13,668	$3,196,809
Micron Technology, Inc.	1,504	620,204
NVIDIA Corp.	273,883	48,529,329
Qorvo, Inc.†	13,876	1,150,320
QUALCOMM, Inc.	15,341	2,183,945
Skyworks Solutions, Inc.	4,401	262,212
Teradyne, Inc.	1,436	459,563
		78,038,471
Software — 7.8%
Adobe, Inc.†	4,592	1,204,987
Appfolio, Inc., Class A†	1,409	250,464
Autodesk, Inc.†	2,042	502,066
Concentrix Corp.#	18,874	619,067
DocuSign, Inc.†	17,010	766,641
Dropbox, Inc., Class A†	90,779	2,268,567
Electronic Arts, Inc.	10,761	2,158,334
Intuit, Inc.	1,274	521,104
Microsoft Corp.	82,020	32,212,535
Nutanix, Inc., Class A†	21,513	823,518
Oracle Corp.	626	91,020
Palantir Technologies, Inc., Class A†	24,351	3,340,714
Pegasystems, Inc.	26,825	1,173,057
RingCentral, Inc., Class A†	49,147	1,791,408
ROBLOX Corp., Class A†	9,456	649,249
Salesforce, Inc.	4,196	817,339
Take-Two Interactive Software, Inc.†	1,859	393,141
Teradata Corp.†	53,808	1,694,414
Twilio, Inc., Class A†	4,580	553,997
Unity Software, Inc.†	9,038	164,763
Workday, Inc., Class A†	519	69,421
Zoom Communications, Inc.†	9,772	722,542
		52,788,348
Telecommunications — 2.5%
Arista Networks, Inc.†	2,005	267,668
AT&T, Inc.	75,031	2,101,618
Ciena Corp.†	7,415	2,585,610
Cisco Systems, Inc.	48,273	3,835,773
GCI Liberty, Inc., Class A†	1,945	77,294
GCI Liberty, Inc., Class C†	1,966	77,362
Millicom International Cellular SA	40,794	2,973,475
T-Mobile US, Inc.	5,142	1,116,277
Ubiquiti, Inc.	2,479	1,901,368
Verizon Communications, Inc.	46,059	2,309,398
		17,245,843
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.	6,100	607,499
Mattel, Inc.†	82,361	1,396,019
		2,003,518
Transportation — 0.5%
C.H. Robinson Worldwide, Inc.	14,056	2,603,874
Expeditors International of Washington, Inc.	2,838	411,595
FedEx Corp.	711	275,157
		3,290,626
Total Common Stocks (cost $416,158,137)		674,587,313

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
Vanguard Russell 1000 ETF # (cost $7,252,510)	22,993	$7,161,860
Total Long-Term Investment Securities (cost $423,410,647)		681,749,173
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(1)(2) (cost $1,623,270)	1,623,270	1,623,270
TOTAL INVESTMENTS (cost $425,033,917)	100.4%	683,372,443
Other assets less liabilities	(0.4)	(2,404,886)
NET ASSETS	100.0%	$680,967,557

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2026.
(2)
At February 28, 2026, the Fund had loaned securities with a total value of $7,849,133.
This was secured by collateral of $1,623,270, which was received in cash and subsequently invested in short-term investments currently valued at $1,623,270 as reported in the Portfolio of Investments. Additional collateral of $6,451,740 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$3,012
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	15,166
United States Treasury Bills	0.00%	04/16/2026 to 01/21/2027	124,273
United States Treasury Notes/Bonds	0.13% to 6.25%	04/15/2026 to 11/15/2055	6,309,289

ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$674,587,313	$—	$—	$674,587,313
Unaffiliated Investment Companies	7,161,860	—	—	7,161,860
Short-Term Investments	1,623,270	—	—	1,623,270
Total Investments at Value	$683,372,443	$—	$—	$683,372,443

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Aerospace/Defense — 0.6%
General Electric Co.	12,810	$4,384,351
HEICO Corp., Class A	3,273	785,880
Howmet Aerospace, Inc.	1,869	490,668
Loar Holdings, Inc.†	891	63,074
		5,723,973
Apparel — 1.0%
Deckers Outdoor Corp.†	30,934	3,627,630
Ralph Lauren Corp.	7,836	2,841,334
Tapestry, Inc.	25,508	3,965,729
		10,434,693
Auto Manufacturers — 2.6%
Tesla, Inc.†	64,686	26,036,762
Banks — 0.4%
Bank of America Corp.	7,947	395,999
Bank of New York Mellon Corp.	9,418	1,121,684
Citigroup, Inc.	5,635	620,920
NU Holdings, Ltd., Class A†	97,256	1,456,895
Popular, Inc.	4,778	646,750
		4,242,248
Beverages — 1.1%
Celsius Holdings, Inc.†	33,278	1,784,034
Coca-Cola Consolidated, Inc.	12,027	2,434,265
Monster Beverage Corp.†	60,973	5,200,997
PepsiCo, Inc.	6,191	1,050,860
		10,470,156
Biotechnology — 2.0%
Alnylam Pharmaceuticals, Inc.†	3,379	1,124,936
Amgen, Inc.	556	215,817
Apellis Pharmaceuticals, Inc.†	32,500	681,200
Exelixis, Inc.†	116,270	5,122,856
Gilead Sciences, Inc.	15,425	2,297,554
Halozyme Therapeutics, Inc.†	50,390	3,503,617
Incyte Corp.†	37,156	3,762,788
Summit Therapeutics, Inc.#†	24,402	404,829
Vertex Pharmaceuticals, Inc.†	6,590	3,274,110
		20,387,707
Building Materials — 0.4%
Armstrong World Industries, Inc.	7,159	1,242,086
Carlisle Cos., Inc.	250	98,693
Lennox International, Inc.	334	190,360
Trane Technologies PLC	6,281	2,903,832
		4,434,971
Chemicals — 0.0%
Sherwin-Williams Co.	354	128,357
Commercial Services — 1.7%
Automatic Data Processing, Inc.	6,675	1,430,853
Booz Allen Hamilton Holding Corp.	3,147	248,078
Cintas Corp.	4,815	968,441
Corpay, Inc.†	1,577	512,683
Grand Canyon Education, Inc.†	25,648	4,079,827
H&R Block, Inc.	26,349	806,806
Moody's Corp.	11,484	5,484,643
Morningstar, Inc.	7,840	1,435,818
Rollins, Inc.	21,556	1,312,545
WEX, Inc.†	1,709	254,966
		16,534,660
Security Description	Shares or Principal Amount	Value

Computers — 12.1%
Apple, Inc.	429,336	$113,421,984
Dell Technologies, Inc., Class C	19,900	2,946,792
ExlService Holdings, Inc.†	21,442	670,062
Fortinet, Inc.†	41,017	3,241,574
Gartner, Inc.†	1,018	160,030
Kyndryl Holdings, Inc.†	8,146	100,440
NetApp, Inc.	2,520	249,556
Pure Storage, Inc., Class A†	7,892	506,824
Rubrik, Inc., Class A†	3,752	194,954
		121,492,216
Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	5,413	536,645
Distribution/Wholesale — 0.9%
Core & Main, Inc., Class A†	88,479	4,792,023
Fastenal Co.	30,407	1,399,938
SiteOne Landscape Supply, Inc.†	9,883	1,412,182
WW Grainger, Inc.	1,561	1,786,923
		9,391,066
Diversified Financial Services — 5.5%
American Express Co.	6,291	1,943,290
Ameriprise Financial, Inc.	4,115	1,934,544
Apollo Global Management, Inc.	575	60,145
Charles Schwab Corp.	3,921	373,279
Credit Acceptance Corp.#†	813	384,695
Houlihan Lokey, Inc.	26,129	4,279,146
Interactive Brokers Group, Inc., Class A	32,700	2,327,913
Lazard, Inc.	16,720	846,032
LPL Financial Holdings, Inc.	3,237	972,330
Mastercard, Inc., Class A	33,411	17,280,503
SLM Corp.	42,661	799,467
SoFi Technologies, Inc.†	22,976	408,054
Tradeweb Markets, Inc., Class A	4,324	532,955
Visa, Inc., Class A	70,976	22,722,257
XP, Inc., Class A	5,853	126,015
		54,990,625
Electric — 0.1%
NRG Energy, Inc.	4,974	890,147
Electronics — 1.1%
Amphenol Corp., Class A	69,555	10,159,203
Jabil, Inc.	1,989	527,065
		10,686,268
Engineering & Construction — 1.2%
Comfort Systems USA, Inc.	5,914	8,453,294
EMCOR Group, Inc.	4,807	3,483,249
		11,936,543
Entertainment — 0.4%
TKO Group Holdings, Inc.	16,280	3,644,604
Environmental Control — 0.0%
Veralto Corp.	3,494	340,420
Food — 0.6%
Performance Food Group Co.†	23,454	2,276,446
Sprouts Farmers Market, Inc.†	29,076	2,147,844
Sysco Corp.	17,964	1,637,598
		6,061,888
Healthcare-Products — 0.8%
Boston Scientific Corp.†	28,190	2,166,402

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Exact Sciences Corp.†	1,972	$203,865
IDEXX Laboratories, Inc.†	899	590,400
Inspire Medical Systems, Inc.†	13,261	855,467
Insulet Corp.†	300	73,983
Masimo Corp.†	2,288	401,201
Natera, Inc.†	2,333	485,357
ResMed, Inc.	12,119	3,105,615
Tempus AI, Inc.#†	1,378	73,379
		7,955,669
Healthcare-Services — 0.5%
Chemed Corp.	2,726	1,117,687
HCA Healthcare, Inc.	263	139,311
Medpace Holdings, Inc.†	8,151	3,682,296
		4,939,294
Home Furnishings — 0.1%
SharkNinja, Inc.†	7,795	957,772
Somnigroup International, Inc.	1,834	164,161
		1,121,933
Insurance — 0.5%
Aon PLC, Class A	2,717	911,472
Equitable Holdings, Inc.	39,055	1,570,792
Markel Group, Inc.†	68	140,928
Marsh & McLennan Cos., Inc.	3,915	731,087
Progressive Corp.	7,635	1,631,294
		4,985,573
Internet — 20.4%
Alphabet, Inc., Class A	133,521	41,626,507
Alphabet, Inc., Class C	103,159	32,126,807
Amazon.com, Inc.†	218,774	45,942,540
AppLovin Corp., Class A†	15,262	6,635,460
Booking Holdings, Inc.	2,254	9,555,495
Chewy, Inc., Class A†	19,178	525,861
Coupang, Inc.†	36,392	694,359
DoorDash, Inc., Class A†	2,492	439,763
Etsy, Inc.†	39,412	2,162,931
Expedia Group, Inc.	11,715	2,526,808
Gen Digital, Inc.	69,871	1,576,988
Lyft, Inc., Class A†	77,420	1,071,493
Meta Platforms, Inc., Class A	60,243	39,048,308
Netflix, Inc.†	131,953	12,699,157
Pinterest, Inc., Class A†	44,218	757,454
Reddit, Inc., Class A†	5,850	852,989
Robinhood Markets, Inc., Class A†	9,188	696,910
Roku, Inc.†	14,244	1,401,752
Spotify Technology SA†	1,362	701,348
Uber Technologies, Inc.†	34,961	2,636,759
Wayfair, Inc., Class A†	20,298	1,549,346
		205,229,035
Lodging — 0.0%
Travel & Leisure Co.	4,197	309,319
Machinery-Construction & Mining — 0.7%
GE Vernova, Inc.	4,912	4,291,123
Vertiv Holdings Co., Class A	11,936	3,042,367
		7,333,490
Machinery-Diversified — 0.0%
Rockwell Automation, Inc.	281	114,493
Security Description	Shares or Principal Amount	Value

Media — 0.0%
Nexstar Media Group, Inc.	1,284	$322,310
Mining — 0.2%
Anglogold Ashanti PLC†	17,493	2,235,081
Miscellaneous Manufacturing — 0.1%
Illinois Tool Works, Inc.	2,230	648,105
Pharmaceuticals — 4.3%
AbbVie, Inc.	38,941	9,037,427
Bristol-Myers Squibb Co.	25,959	1,619,063
Cencora, Inc.	8,298	3,088,018
Corcept Therapeutics, Inc.†	5,791	206,738
Eli Lilly & Co.	22,326	23,486,729
McKesson Corp.	6,033	5,956,803
		43,394,778
Pipelines — 0.0%
Cheniere Energy, Inc.	1,007	237,380
Real Estate — 0.0%
Jones Lang LaSalle, Inc.†	466	147,046
Retail — 3.9%
AutoZone, Inc.†	405	1,521,010
BJ's Wholesale Club Holdings, Inc.†	13,156	1,299,681
Carvana Co.†	1,236	413,022
Casey's General Stores, Inc.	3,699	2,535,997
Costco Wholesale Corp.	11,384	11,506,833
Domino's Pizza, Inc.	2,154	867,007
Ferguson Enterprises, Inc.	5,851	1,525,707
Home Depot, Inc.	16,498	6,281,119
Lululemon Athletica, Inc.†	7,767	1,438,215
Murphy USA, Inc.	1,730	675,980
O'Reilly Automotive, Inc.†	20,868	1,959,088
Ross Stores, Inc.	1,425	293,037
TJX Cos., Inc.	15,302	2,473,721
Ulta Beauty, Inc.†	3,968	2,717,247
Walmart, Inc.	12,541	1,604,621
Williams-Sonoma, Inc.	9,285	1,909,460
Yum! Brands, Inc.	2,993	503,303
		39,525,048
Semiconductors — 19.6%
Advanced Micro Devices, Inc.†	7,515	1,504,578
Applied Materials, Inc.	2,876	1,070,735
Astera Labs, Inc.†	1,702	202,249
Broadcom, Inc.	145,984	46,649,187
KLA Corp.	3,209	4,892,281
Lam Research Corp.	45,095	10,547,269
NVIDIA Corp.	733,594	129,985,521
QUALCOMM, Inc.	11,758	1,673,869
		196,525,689
Software — 13.9%
Adobe, Inc.†	23,768	6,236,961
Appfolio, Inc., Class A†	3,704	658,423
Atlassian Corp., Class A†	752	56,498
Autodesk, Inc.†	3,585	881,444
Broadridge Financial Solutions, Inc.	827	153,714
Bullish#†	18,494	580,527
Cadence Design Systems, Inc.†	1,865	562,111
Confluent, Inc., Class A†	3,313	101,610
DocuSign, Inc.†	25,412	1,145,319
DoubleVerify Holdings, Inc.†	146,963	1,548,990
Doximity, Inc., Class A†	27,390	671,877

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Dropbox, Inc., Class A†	101,642	$2,540,034
Dynatrace, Inc.†	24,542	881,549
Fair Isaac Corp.†	447	629,984
Intuit, Inc.	9,008	3,684,542
Microsoft Corp.	231,769	91,024,957
Nutanix, Inc., Class A†	20,071	768,318
Oracle Corp.	24,392	3,546,597
Palantir Technologies, Inc., Class A†	67,337	9,237,963
Paychex, Inc.	47,603	4,458,021
Paycom Software, Inc.#	10,462	1,316,433
Pegasystems, Inc.	42,339	1,851,484
RingCentral, Inc., Class A#†	48,731	1,776,245
ROBLOX Corp., Class A†	12,788	878,024
Salesforce, Inc.	4,486	873,828
ServiceNow, Inc.†	3,480	375,875
Strategy, Inc.#†	476	61,642
Teradata Corp.†	49,170	1,548,363
Twilio, Inc., Class A†	7,730	935,021
Tyler Technologies, Inc.†	348	123,432
Unity Software, Inc.†	24,367	444,210
Veeva Systems, Inc., Class A†	2,031	369,662
Workday, Inc., Class A†	651	87,078
		140,010,736
Telecommunications — 0.6%
Arista Networks, Inc.†	27,759	3,705,827
Ubiquiti, Inc.	3,277	2,513,426
		6,219,253
Total Common Stocks (cost $630,221,349)		979,618,181
UNAFFILIATED INVESTMENT COMPANIES — 1.9%
iShares Russell 1000 Growth ETF # (cost $19,823,898)	41,928	18,875,566
Total Long-Term Investment Securities (cost $650,045,247)		998,493,747
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(1)	184	$184
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(1)(2)	11,742,715	11,742,715
Total Short-Term Investments (cost $11,742,899)		11,742,899
TOTAL INVESTMENTS (cost $661,788,146)	100.5%	1,010,236,646
Other assets less liabilities	(0.5)	(5,003,217)
NET ASSETS	100.0%	$1,005,233,429

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2026.
(2)
At February 28, 2026, the Fund had loaned securities with a total value of $14,575,568.
This was secured by collateral of $11,742,715, which was received in cash and subsequently invested in short-term investments currently valued at $11,742,715 as reported in the Portfolio of Investments. Additional collateral of $3,298,829 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$2,400
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	12,084
United States Treasury Bills	0.00%	04/16/2026 to 01/21/2027	5,613
United States Treasury Notes/Bonds	0.13% to 6.25%	03/31/2026 to 08/15/2055	3,278,732

ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$979,618,181	$—	$—	$979,618,181
Unaffiliated Investment Companies	18,875,566	—	—	18,875,566
Short-Term Investments	11,742,899	—	—	11,742,899
Total Investments at Value	$1,010,236,646	$—	$—	$1,010,236,646

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Advertising — 1.1%
Omnicom Group, Inc.	72,061	$6,146,083
Aerospace/Defense — 2.5%
Curtiss-Wright Corp.	2,916	2,042,162
General Dynamics Corp.	19,041	6,798,589
Northrop Grumman Corp.	6,949	5,033,717
		13,874,468
Agriculture — 2.4%
Altria Group, Inc.	29,046	2,005,336
Philip Morris International, Inc.	59,566	11,128,716
		13,134,052
Auto Manufacturers — 0.4%
Cummins, Inc.	2,295	1,339,981
General Motors Co.	9,618	757,033
		2,097,014
Auto Parts & Equipment — 0.7%
Aptiv PLC†	14,466	1,063,830
BorgWarner, Inc.	51,116	2,942,748
		4,006,578
Banks — 7.1%
Bank of America Corp.	76,219	3,797,993
Bank of New York Mellon Corp.	54,824	6,529,538
Cullen/Frost Bankers, Inc.	5,155	712,524
East West Bancorp, Inc.	21,914	2,398,487
JPMorgan Chase & Co.	61,903	18,589,471
Northern Trust Corp.	17,546	2,510,657
Pinnacle Financial Partners, Inc.	6,696	607,729
State Street Corp.	29,303	3,768,952
Wells Fargo & Co.	7,790	634,496
		39,549,847
Beverages — 1.9%
Keurig Dr Pepper, Inc.	162,724	4,927,283
PepsiCo, Inc.	31,587	5,361,577
		10,288,860
Biotechnology — 4.6%
Amgen, Inc.	18,479	7,172,809
Exelixis, Inc.†	51,600	2,273,496
Gilead Sciences, Inc.	57,276	8,531,260
Incyte Corp.†	10,871	1,100,906
Moderna, Inc.†	119,812	6,418,329
		25,496,800
Building Materials — 0.6%
Johnson Controls International PLC	22,417	3,234,773
Chemicals — 1.6%
Mosaic Co.	40,068	1,115,493
PPG Industries, Inc.	44,076	5,433,249
RPM International, Inc.	21,908	2,500,141
		9,048,883
Commercial Services — 1.2%
S&P Global, Inc.	15,039	6,645,433
Computers — 6.2%
Accenture PLC, Class A	18,868	3,938,129
Amdocs, Ltd.	24,743	1,727,061
CACI International, Inc., Class A†	947	577,831
Cognizant Technology Solutions Corp., Class A	70,948	4,571,180
Security Description	Shares or Principal Amount	Value

Computers (continued)
Dell Technologies, Inc., Class C	47,493	$7,032,763
Genpact, Ltd.	14,110	560,449
Hewlett Packard Enterprise Co.	201,936	4,335,566
International Business Machines Corp.	22,882	5,496,485
Leidos Holdings, Inc.	16,175	2,832,243
Sandisk Corp.†	4,891	3,107,546
		34,179,253
Cosmetics/Personal Care — 0.3%
Procter & Gamble Co.	10,697	1,788,538
Distribution/Wholesale — 0.9%
Core & Main, Inc., Class A†	86,694	4,695,347
Diversified Financial Services — 6.3%
Affiliated Managers Group, Inc.	17,552	5,374,071
Blackrock, Inc.	4,456	4,737,753
Houlihan Lokey, Inc.	25,039	4,100,637
Invesco, Ltd.	193,849	5,090,475
Janus Henderson Group PLC	44,313	2,308,707
Synchrony Financial	66,096	4,567,895
T. Rowe Price Group, Inc.	52,336	4,952,556
Virtu Financial, Inc., Class A	48,648	2,014,514
Western Union Co.#	212,099	2,042,513
		35,189,121
Electric — 0.8%
Talen Energy Corp.†	11,567	4,291,010
Electrical Components & Equipment — 1.9%
Acuity, Inc.	11,692	3,526,190
Eaton Corp. PLC	19,326	7,265,030
		10,791,220
Electronics — 2.9%
Allegion PLC	28,796	4,640,475
Garmin, Ltd.	9,038	2,285,078
Honeywell International, Inc.	11,778	2,869,003
nVent Electric PLC	50,876	6,021,683
		15,816,239
Engineering & Construction — 1.1%
EMCOR Group, Inc.	8,242	5,972,318
Environmental Control — 0.1%
Pentair PLC	7,980	791,536
Food — 0.2%
Albertsons Cos., Inc., Class A#	42,618	762,862
Flowers Foods, Inc.	58,966	582,584
		1,345,446
Gas — 0.4%
National Fuel Gas Co.	26,161	2,381,436
Hand/Machine Tools — 0.9%
Snap-on, Inc.	13,019	5,015,179
Healthcare-Products — 3.4%
Boston Scientific Corp.†	75,226	5,781,118
Cooper Cos., Inc.†	7,270	608,281
Medtronic PLC	42,112	4,112,658
ResMed, Inc.	23,184	5,941,132
Stryker Corp.	6,752	2,616,130
		19,059,319

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services — 0.5%
UnitedHealth Group, Inc.	1,518	$445,184
Universal Health Services, Inc., Class B	9,961	2,052,962
		2,498,146
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	5,617	625,958
Insurance — 8.0%
Aflac, Inc.	8,266	933,479
Allstate Corp.	10,690	2,293,219
Aon PLC, Class A	5,583	1,872,929
Arthur J. Gallagher & Co.	5,151	1,175,458
Assurant, Inc.	10,674	2,450,644
Berkshire Hathaway, Inc., Class B†	41,507	20,958,960
Brown & Brown, Inc.	57,438	4,125,197
Globe Life, Inc.	16,425	2,385,896
MGIC Investment Corp.	174,797	4,637,364
Progressive Corp.	13,668	2,920,305
Travelers Cos., Inc.	1,858	573,453
		44,326,904
Internet — 7.7%
Alphabet, Inc., Class A	45,997	14,340,025
Alphabet, Inc., Class C	12,669	3,945,507
Amazon.com, Inc.†	39,509	8,296,890
Booking Holdings, Inc.	1,024	4,341,094
Gen Digital, Inc.	210,614	4,753,558
IAC, Inc.†	51,493	1,973,212
Match Group, Inc.	39,894	1,260,650
Meta Platforms, Inc., Class A	5,849	3,791,205
		42,702,141
Machinery-Diversified — 1.5%
Dover Corp.	21,019	4,739,784
Westinghouse Air Brake Technologies Corp.	14,105	3,723,015
		8,462,799
Media — 3.0%
Comcast Corp., Class A	236,987	7,337,118
Fox Corp., Class A	61,748	3,478,882
Walt Disney Co.	56,048	5,943,330
		16,759,330
Mining — 1.7%
Anglogold Ashanti PLC†	19,611	2,505,697
Newmont Corp.	45,919	5,969,470
Royal Gold, Inc.	3,578	1,072,649
		9,547,816
Oil & Gas — 4.0%
APA Corp.	135,859	4,126,038
Expand Energy Corp.	31,387	3,387,285
Exxon Mobil Corp.	30,346	4,627,765
Ovintiv, Inc.	92,354	4,672,189
Valero Energy Corp.	27,489	5,625,349
		22,438,626
Pharmaceuticals — 6.2%
Cardinal Health, Inc.	2,541	582,473
Johnson & Johnson	67,313	16,722,569
McKesson Corp.	6,580	6,496,895
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Merck & Co., Inc.	76,637	$9,489,193
Organon & Co.	179,975	1,312,018
		34,603,148
Pipelines — 0.6%
DT Midstream, Inc.	4,740	658,102
ONEOK, Inc.	33,594	2,780,575
		3,438,677
REITS — 4.4%
Agree Realty Corp.	65,749	5,291,480
Brixmor Property Group, Inc.	56,225	1,701,931
Kimco Realty Corp.	138,876	3,270,530
Mid-America Apartment Communities, Inc.	19,318	2,585,907
Realty Income Corp.	90,242	6,046,214
STAG Industrial, Inc.	135,620	5,319,016
		24,215,078
Retail — 2.9%
Dillard's, Inc., Class A#	1,003	604,598
Genuine Parts Co.	14,188	1,692,061
McDonald's Corp.	12,780	4,358,747
Walmart, Inc.	75,685	9,683,896
		16,339,302
Semiconductors — 3.8%
Advanced Micro Devices, Inc.†	3,637	728,164
Analog Devices, Inc.	14,818	5,272,096
Intel Corp.†	16,692	761,322
Micron Technology, Inc.	34,669	14,296,456
		21,058,038
Software — 1.5%
Concentrix Corp.#	46,891	1,538,025
DoubleVerify Holdings, Inc.†	79,860	841,724
Roper Technologies, Inc.	13,987	4,891,674
Strategy, Inc.#†	5,707	739,056
ZoomInfo Technologies, Inc.†	50,516	313,704
		8,324,183
Telecommunications — 2.3%
Cisco Systems, Inc.	92,041	7,313,578
Verizon Communications, Inc.	109,306	5,480,603
		12,794,181
Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	18,666	3,457,876
Total Long-Term Investment Securities (cost $450,231,840)		546,430,956
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 3.69%(1)(2) (cost $883,387)	883,387	883,387

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 02/27/2026, to be repurchased 03/02/2026 in the amount of $4,245,929 and collateralized by $4,548,800 of United States Treasury Notes, bearing interest at 1.38% due 10/31/2028 and having an approximate value of $4,330,632 (cost $4,245,554)	$4,245,554	$4,245,554
TOTAL INVESTMENTS (cost $455,360,781)	99.2%	551,559,897
Other assets less liabilities	0.8	4,490,613
NET ASSETS	100.0%	$556,050,510

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2026.
(2)
At February 28, 2026, the Fund had loaned securities with a total value of $2,904,170.
This was secured by collateral of $883,387, which was received in cash and subsequently invested in short-term investments currently valued at $883,387 as reported in the Portfolio of Investments. Additional collateral of $2,083,946 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$634
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	3,192
United States Treasury Bills	0.00%	04/16/2026 to 07/23/2026	74,876
United States Treasury Notes/Bonds	0.13% to 6.25%	04/30/2026 to 08/15/2055	2,005,244
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$546,430,956	$—	$—	$546,430,956
Short-Term Investments	883,387	—	—	883,387
Repurchase Agreements	—	4,245,554	—	4,245,554
Total Investments at Value	$547,314,343	$4,245,554	$—	$551,559,897

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 1.0%
Howmet Aerospace, Inc.	18,484	$4,852,605
Airlines — 0.9%
Delta Air Lines, Inc.	45,488	2,988,561
United Airlines Holdings, Inc.†	10,046	1,067,890
		4,056,451
Auto Parts & Equipment — 0.1%
Aptiv PLC†	5,572	409,765
Banks — 0.6%
Bank of New York Mellon Corp.	16,600	1,977,060
Fifth Third Bancorp	2,017	99,781
Huntington Bancshares, Inc.	3,899	65,503
PNC Financial Services Group, Inc.	2,431	516,223
US Bancorp	6,434	351,682
		3,010,249
Beverages — 1.8%
Keurig Dr Pepper, Inc.	93,535	2,832,240
Monster Beverage Corp.†	65,799	5,612,654
		8,444,894
Biotechnology — 2.2%
Biogen, Inc.†	1,379	264,520
Incyte Corp.†	8,898	901,100
Regeneron Pharmaceuticals, Inc.	4,459	3,485,467
Vertex Pharmaceuticals, Inc.†	11,366	5,646,970
		10,298,057
Building Materials — 0.2%
Trane Technologies PLC	2,135	987,053
Chemicals — 2.3%
Ecolab, Inc.	5,376	1,657,690
Linde PLC	14,969	7,605,449
Sherwin-Williams Co.	3,979	1,442,746
		10,705,885
Commercial Services — 3.3%
Automatic Data Processing, Inc.	18,334	3,930,076
Cintas Corp.	20,208	4,064,435
Moody's Corp.	4,106	1,960,985
S&P Global, Inc.	12,452	5,502,290
		15,457,786
Computers — 5.9%
Accenture PLC, Class A	16,478	3,439,288
Apple, Inc.	16,653	4,399,390
Cognizant Technology Solutions Corp., Class A	13,551	873,091
Dell Technologies, Inc., Class C	24,798	3,672,088
Fortinet, Inc.†	29,943	2,366,395
Hewlett Packard Enterprise Co.	168,898	3,626,240
HP, Inc.	92,873	1,763,658
NetApp, Inc.	42,766	4,235,117
Sandisk Corp.†	1,302	827,239
Seagate Technology Holdings PLC	1,843	751,649
Super Micro Computer, Inc.#†	10,877	352,306
Western Digital Corp.	5,496	1,537,231
		27,843,692
Cosmetics/Personal Care — 0.3%
Kenvue, Inc.	80,501	1,539,179
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 0.4%
Copart, Inc.†	45,398	$1,729,210
Diversified Financial Services — 9.7%
American Express Co.	20,317	6,275,921
Ameriprise Financial, Inc.	1,984	932,718
Blackrock, Inc.	6,704	7,127,894
Charles Schwab Corp.	38,791	3,692,903
CME Group, Inc.	13,320	4,255,740
Interactive Brokers Group, Inc., Class A	4,518	321,637
Intercontinental Exchange, Inc.	20,739	3,403,892
Mastercard, Inc., Class A	17,399	8,998,937
Visa, Inc., Class A	31,994	10,242,559
		45,252,201
Electric — 3.8%
Consolidated Edison, Inc.	25,893	2,913,480
Eversource Energy	24,166	1,841,691
Exelon Corp.	101,685	5,030,357
FirstEnergy Corp.	40,911	2,093,007
PPL Corp.	125,930	4,908,751
WEC Energy Group, Inc.	7,862	919,540
		17,706,826
Electrical Components & Equipment — 1.1%
Eaton Corp. PLC	11,203	4,211,432
Emerson Electric Co.	5,369	809,377
		5,020,809
Electronics — 1.5%
Amphenol Corp., Class A	45,466	6,640,764
TE Connectivity PLC	1,306	300,576
		6,941,340
Entertainment — 0.2%
Live Nation Entertainment, Inc.#†	6,015	975,272
Environmental Control — 1.5%
Republic Services, Inc.	12,509	2,864,561
Waste Management, Inc.	16,865	4,061,767
		6,926,328
Food — 0.5%
General Mills, Inc.	20,441	924,546
Kraft Heinz Co.	56,211	1,383,353
McCormick & Co., Inc.	650	46,176
		2,354,075
Healthcare-Products — 3.4%
Danaher Corp.	9,064	1,909,241
Edwards Lifesciences Corp.†	13,643	1,179,710
GE HealthCare Technologies, Inc.	9,387	791,042
IDEXX Laboratories, Inc.†	2,507	1,646,422
Insulet Corp.†	47	11,591
ResMed, Inc.	6,588	1,688,241
STERIS PLC	1,639	413,602
Stryker Corp.	10,141	3,929,232
Thermo Fisher Scientific, Inc.	8,466	4,411,717
Waters Corp.†	184	58,766
		16,039,564
Healthcare-Services — 0.8%
Elevance Health, Inc.	3,925	1,256,000
HCA Healthcare, Inc.	4,764	2,523,491
		3,779,491

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household Products/Wares — 0.5%
Church & Dwight Co., Inc.	17,938	$1,880,979
Kimberly-Clark Corp.	2,458	273,919
		2,154,898
Insurance — 2.7%
Aflac, Inc.	3,480	392,996
Aon PLC, Class A	2,067	693,417
Arthur J. Gallagher & Co.	6,278	1,432,640
Chubb, Ltd.	9,998	3,407,918
Marsh & McLennan Cos., Inc.	10,177	1,900,453
Progressive Corp.	16,391	3,502,101
Travelers Cos., Inc.	3,528	1,088,882
		12,418,407
Internet — 7.4%
AppLovin Corp., Class A†	2,233	970,841
Booking Holdings, Inc.	1,356	5,748,559
DoorDash, Inc., Class A†	15,318	2,703,168
eBay, Inc.	70,257	6,383,551
Expedia Group, Inc.	5,610	1,210,021
Match Group, Inc.	125,780	3,974,648
Netflix, Inc.†	87,443	8,415,514
Palo Alto Networks, Inc.†	33,974	5,059,408
Robinhood Markets, Inc., Class A†	1,497	113,547
		34,579,257
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.	222	69,033
Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	18,263	5,694,038
Machinery-Construction & Mining — 0.7%
GE Vernova, Inc.	3,998	3,492,653
Machinery-Diversified — 0.6%
Deere & Co.	4,547	2,863,291
Media — 0.9%
Comcast Corp., Class A	124,974	3,869,195
Walt Disney Co.	4,283	454,169
		4,323,364
Mining — 0.7%
Newmont Corp.	25,338	3,293,940
Oil & Gas — 1.6%
Diamondback Energy, Inc.	7,529	1,310,648
EOG Resources, Inc.	28,203	3,499,428
EQT Corp.	14,943	917,799
Occidental Petroleum Corp.	4,684	248,627
Texas Pacific Land Corp.	987	517,474
Valero Energy Corp.	4,781	978,384
		7,472,360
Pharmaceuticals — 1.1%
McKesson Corp.	3,500	3,455,795
Merck & Co., Inc.	8,072	999,475
Zoetis, Inc.	7,033	922,026
		5,377,296
Pipelines — 1.8%
Kinder Morgan, Inc.	83,645	2,782,869
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Targa Resources Corp.	9,318	$2,197,184
Williams Cos., Inc.	47,091	3,518,640
		8,498,693
Private Equity — 0.4%
Blackstone, Inc.	14,594	1,654,522
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,258	333,416
REITS — 2.9%
Digital Realty Trust, Inc.	4,240	751,328
Equinix, Inc.	2,670	2,601,274
Prologis, Inc.	31,076	4,430,505
Realty Income Corp.	15,625	1,046,875
Welltower, Inc.	22,928	4,748,848
		13,578,830
Retail — 5.1%
AutoZone, Inc.†	335	1,258,119
Chipotle Mexican Grill, Inc.†	23,395	870,762
Darden Restaurants, Inc.	2,094	447,802
Dollar General Corp.	4,040	631,210
Home Depot, Inc.	13,855	5,274,876
Lowe's Cos., Inc.	15,971	4,225,447
O'Reilly Automotive, Inc.†	22,273	2,090,989
Ross Stores, Inc.	4,521	929,698
TJX Cos., Inc.	47,016	7,600,607
Yum! Brands, Inc.	3,616	608,067
		23,937,577
Semiconductors — 18.2%
Advanced Micro Devices, Inc.†	15,979	3,199,156
Analog Devices, Inc.	10,335	3,677,090
Applied Materials, Inc.	13,544	5,042,431
Broadcom, Inc.	43,868	14,018,019
Intel Corp.†	50,728	2,313,704
KLA Corp.	3,336	5,085,899
Lam Research Corp.	29,804	6,970,857
Micron Technology, Inc.	12,188	5,025,966
NVIDIA Corp.	224,266	39,737,692
Texas Instruments, Inc.	1,635	346,800
		85,417,614
Software — 6.7%
Adobe, Inc.†	11,789	3,093,551
Autodesk, Inc.†	11,390	2,800,459
Cadence Design Systems, Inc.†	8,533	2,571,846
Datadog, Inc., Class A†	3,303	369,804
Electronic Arts, Inc.	7,949	1,594,331
Fair Isaac Corp.†	751	1,058,429
Intuit, Inc.	5,200	2,126,956
Oracle Corp.	18,303	2,661,256
Palantir Technologies, Inc., Class A†	23,652	3,244,818
Roper Technologies, Inc.	4,746	1,659,819
Salesforce, Inc.	19,880	3,872,425
ServiceNow, Inc.†	28,258	3,052,147
Synopsys, Inc.†	2,343	970,002
Tyler Technologies, Inc.†	2,075	735,982
Workday, Inc., Class A†	10,367	1,386,690
		31,198,515
Telecommunications — 4.6%
Arista Networks, Inc.†	40,759	5,441,327
AT&T, Inc.	24,905	697,589

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Ciena Corp.†	1,137	$396,472
Cisco Systems, Inc.	103,578	8,230,308
Corning, Inc.	14,585	2,193,292
Motorola Solutions, Inc.	2,103	1,014,193
Verizon Communications, Inc.	71,253	3,572,625
		21,545,806
Transportation — 0.7%
CSX Corp.	15,975	681,973
Old Dominion Freight Line, Inc.	1,549	314,524
Union Pacific Corp.	8,817	2,336,329
		3,332,826
Total Long-Term Investment Securities (cost $296,214,404)		465,567,068
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63%(1) (cost $1,417,033)	1,417,033	1,417,033
TOTAL INVESTMENTS (cost $297,631,437)	99.7%	466,984,101
Other assets less liabilities	0.3	1,410,917
NET ASSETS	100.0%	$468,395,018

†	Non-income producing security
#
The security or a portion thereof is out on loan.
At February 28, 2026, the Fund had loaned securities with a total value of $1,327,578.
This was secured by collateral of $1,331,321 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2026
Federal Farm Credit Bank	0.94%	09/28/2026	$2,224
Federal Home Loan Bank	1.05% to 3.76%	04/23/2026 to 10/13/2026	11,199
United States Treasury Notes/Bonds	0.13% to 6.25%	07/31/2026 to 08/15/2055	1,317,898

(1)	The rate shown is the 7-day yield as of February 28, 2026.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
17	Long	S&P 500 E-Mini Index	March 2026	$5,846,026	$5,855,650	$9,624

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2026  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$465,567,068	$—	$—	$465,567,068
Short-Term Investments	1,417,033	—	—	1,417,033
Total Investments at Value	$466,984,101	$—	$—	$466,984,101
Other Financial Instruments:†
Futures Contracts	$9,624	$—	$—	$9,624

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2026 — (unaudited)

Note 1 — Security Valuation
  In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
 Level 1 — Unadjusted quoted prices in active markets for identical securities
 Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Directors (the “Board”)
 Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
 Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
 The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
 The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of February 28, 2026, is reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
 As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
 Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Fund may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
 Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
 Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
 Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2026 — (unaudited) — (continued)

Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
 Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Funds’ fair determinations may vary from fair value determinations made by other funds for the same securities.
 The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated The Variable Annuity Life Insurance Company (“VALIC”) as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. VALIC, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Derivative Instruments
 Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
 Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
 Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
 Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options,

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2026 — (unaudited) — (continued)

making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
 Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Swap Contracts: Certain Funds may enter into contract for difference, credit default, inflation, interest rate, and total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
 Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter equity derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Fund attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Fund. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Fund would be required to make a payment to the seller and would suffer a loss.
 CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
 Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
 Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2026 — (unaudited) — (continued)

 Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.
 Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
 Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.
 Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.
 Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.
 Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Risks of Entering into Swap Agreements: Risks to a Fund of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.
 Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2026 — (unaudited) — (continued)

payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.
 The following table represents the Fund's objectives for using derivative instruments for the period ended February 28, 2026:
	Objectives for Using Derivatives
Fund	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Contracts For Difference Swaps
Asset Allocation	1	-	-	-	-	-	-
Core Bond	1, 2	-	-	-	-	-	-
Dynamic Allocation	1	-	1	-	-	-	-
Emerging Economies	1	-	-	-	-	-	-
Global Strategy	1, 2	3	-	-	-	4, 5	-
Government Securities	1, 2	-	1, 2	-	-	-	-
Growth	1	-	-	-	-	-	-
High Yield Bond	-	3	-	-	-	-	-
Inflation Protected	1, 2	3	-	6	2, 5, 6	-	-
International Equities Index	1	-	-	-	-	-	1
International Socially Responsible	1	-	-	-	-	-	1
International Value	-	3	-	-	-	-	-
Large Cap Core	1	-	-	-	-	-	-
Mid Cap Index	1	-	-	-	-	-	1
Nasdaq-100® Index	1	-	-	-	-	-	-
Small Cap Growth	-	3	-	-	-	-	-
Small Cap Index	1	-	-	-	-	-	1
Small Cap Value	1	-	-	-	-	-	-
Stock Index	1	-	-	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-	-	-

(1)
To manage exposures in certain securities markets.
(2)
To manage interest rate risk and the duration of the portfolio.
(3)
To manage foreign currency exchange rate risk.
(4)
To manage credit risk.
(5)
To manage against or gain exposure to certain securities and/or sectors.
(6)
To manage inflation risk and the duration of the portfolio.
Note 3 — Transactions with Affiliates
 Transactions in shares of Underlying Funds  and affiliated companies for the period ended February 28, 2026 are shown in the tables below.
Aggressive Allocation Lifestyle Fund^
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2026
VALIC Company I
Core Bond Fund	$—	$—	$153,621,251	$14,878,786	$17,653,123	$1,329,957	$9,730,626	$161,907,497
Emerging Economies Fund	—	—	—	5,438,901	2,266,664	241,931	567,645	3,981,813
High Yield Bond Fund	—	—	7,220,156	—	—	—	529,824	7,749,980
International Equities Index Fund	—	—	142,594,644	3,780,002	25,367,666	9,703,394	21,806,868	152,517,242
Large Cap Core Fund	—	—	—	100,766,175	1,445,382	24,411	1,099,489	100,444,693
Small Cap Growth Fund	—	—	17,765,084	—	1,271,169	238,844	2,540,753	19,273,512
Small Cap Index Fund	—	—	—	1,914,518	—	—	—	1,914,518
Small Cap Value Fund	—	—	16,041,958	—	3,464,739	585,993	4,315,433	17,478,645
Stock Index Fund	—	—	237,328,605	2,828,741	123,922,293	40,735,546	(3,867,353)	153,103,246
Systematic Growth Fund	—	—	67,731,592	5,940,778	6,636,014	1,571,441	6,830,138	75,437,935
Systematic Value Fund	—	—	64,354,597	1,244,260	11,006,198	2,268,663	9,130,921	65,992,243
	$—	$—	$706,657,887	$136,792,161	$193,033,248	$56,700,180	$52,684,344	$759,801,324

†	Includes reinvestment of distributions paid.
^	Prior to September 29, 2025, the Fund was known as Aggressive Growth Lifestyle Fund.

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2026 — (unaudited) — (continued)

Conservative Allocation Lifestyle Fund^
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2026
VALIC Company I
Core Bond Fund	$—	$—	$172,402,374	$5,134,399	$13,838,439	$(2,076,821)	$14,257,742	$175,879,255
Emerging Economies Fund	—	—	—	2,056,907	885,299	94,492	213,804	1,479,904
High Yield Bond Fund	—	—	2,870,338	—	—	—	210,629	3,080,967
International Equities Index Fund	—	—	27,962,238	198,017	5,767,755	2,028,647	3,894,113	28,315,260
Large Cap Core Fund	—	—	—	17,531,880	—	—	204,653	17,736,533
Small Cap Growth Fund	—	—	2,830,888	—	359,372	85,120	350,255	2,906,891
Small Cap Index Fund	—	—	—	718,877	—	—	—	718,877
Small Cap Value Fund	—	—	2,757,979	—	497,198	68,359	771,262	3,100,402
Stock Index Fund	—	—	43,403,344	905,785	24,090,020	6,594,213	9,379	26,822,701
Systematic Growth Fund	—	—	13,292,174	2,131,864	2,203,955	493,092	1,131,577	14,844,752
Systematic Value Fund	—	—	11,914,355	357,288	3,652,073	920,633	1,131,351	10,671,554
	$—	$—	$277,433,690	$29,035,017	$51,294,111	$8,207,735	$22,174,765	$285,557,096

†	Includes reinvestment of distributions paid.
^	Prior to September 29, 2025, the Fund was known as Conservative Growth Lifestyle Fund.

Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2026
VALIC Company I
Capital Appreciation Fund	$—	$—	$5,967,478	$281,632	$4,185,090	$1,497,030	$(788,020)	$2,773,030
Core Bond Fund	—	—	16,548,595	12,463,800	5,632,565	(506,145)	1,926,818	24,800,503
Dividend Value Fund	—	—	8,308,626	446,939	4,138,126	646,399	577,261	5,841,099
Emerging Economies Fund	—	—	302,075	9,719	357,814	89,327	(43,307)	—
Global Real Estate Fund	—	—	1,435,824	48,596	1,520,569	87,509	(51,360)	—
Government Securities Fund	—	—	5,022,076	381,427	5,558,556	(103,720)	258,773	—
Growth Fund	—	—	4,974,250	279,396	2,084,396	875,607	(345,338)	3,699,519
High Yield Bond Fund	—	—	933,219	32,398	1,009,866	25,504	18,745	—
Inflation Protected Fund	—	—	1,439,263	51,836	1,539,297	(159,347)	207,545	—
International Equities Index Fund	—	—	2,323,125	69,655	2,528,855	498,751	(362,676)	—
International Government Bond Fund	—	—	404,879	16,199	435,369	17,529	(3,238)	—
International Growth Fund	—	—	2,320,384	68,035	2,409,718	274,763	(253,464)	—
International Opportunities Fund	—	—	356,724	9,719	393,556	27,978	(865)	—
International Socially Responsible Fund	—	—	1,798,421	53,455	1,951,150	322,024	(222,750)	—
International Value Fund	—	—	3,530,108	148,106	2,559,077	551,653	75,810	1,746,600
Large Cap Core Fund	—	—	4,470,716	139,310	418,762	(30,975)	469,892	4,630,181
Mid Cap Index Fund	—	—	1,282,397	40,497	1,436,775	(10,715)	124,596	—
Mid Cap Strategic Growth Fund	—	—	1,655,450	45,357	1,865,455	421,607	(256,959)	—
Mid Cap Value Fund	—	—	1,415,232	37,257	1,576,202	(10,049)	133,762	—
Nasdaq-100 Index Fund	—	—	—	6,740,009	970,840	18,711	83,734	5,871,614
Small Cap Growth Fund	—	—	907,317	27,538	1,025,564	148,465	(57,756)	—
Small Cap Index Fund	—	—	497,584	16,199	601,690	77,480	10,427	—
Small Cap Special Values Fund	—	—	627,265	17,819	677,450	(63,010)	95,376	—
Small Cap Value Fund	—	—	212,800	4,860	251,227	5,702	27,865	—
Stock Index Fund	—	—	14,038,828	24,867,668	7,726,482	2,253,149	856,366	34,289,529
Systematic Core Fund	—	—	7,873,101	236,503	9,035,207	2,320,954	(1,395,351)	—
Systematic Growth Fund	—	—	3,688,445	4,035,104	1,594,283	438,252	(95,587)	6,471,931
Systematic Value Fund	—	—	8,380,920	1,822,649	2,225,613	430,157	1,101,925	9,510,038
U.S. Socially Responsible Fund	—	—	5,352,369	158,749	6,018,272	620,466	(113,312)	—
	$—	$—	$106,067,471	$52,550,431	$71,727,826	$10,765,056	$1,978,912	$99,634,044

†	Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2026 — (unaudited) — (continued)

Moderate Allocation Lifestyle Fund^
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2026
VALIC Company I
Core Bond Fund	$—	$—	$414,191,229	$25,308,636	$42,038,154	$359,909	$29,240,753	$427,062,373
Emerging Economies Fund	—	—	—	7,371,373	3,130,503	334,132	778,230	5,353,232
High Yield Bond Fund	—	—	10,205,600	—	—	—	748,900	10,954,500
International Equities Index Fund	—	—	149,347,279	1,937,766	29,298,762	11,155,771	21,072,769	154,214,823
Large Cap Core Fund	—	—	—	99,780,226	1,197,289	31,115	1,151,137	99,765,189
Small Cap Growth Fund	—	—	17,637,541	—	1,888,050	500,768	2,234,602	18,484,861
Small Cap Index Fund	—	—	—	2,596,460	—	—	—	2,596,460
Small Cap Value Fund	—	—	17,154,726	—	3,952,775	793,542	4,457,500	18,452,993
Stock Index Fund	—	—	244,173,565	1,290,857	130,256,003	42,989,496	(5,390,229)	152,807,686
Systematic Growth Fund	—	—	69,717,946	7,827,514	9,518,528	2,357,458	6,325,507	76,709,897
Systematic Value Fund	—	—	64,879,953	1,088,048	14,340,414	3,452,897	7,905,816	62,986,300
	$—	$—	$987,307,839	$147,200,880	$235,620,478	$61,975,088	$68,524,985	$1,029,388,314

†	Includes reinvestment of distributions paid.
^	Prior to September 29, 2025, the Fund was known as Moderate Growth Lifestyle Fund.
 Additional information is available in the VALIC Company I's Annual and Semiannual financial statements which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.